UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of November 30, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2011.

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 96.6%
Arizona — 87.2%
	Certificate of Participation/Lease — 11.7%
	Arizona School Facilities Board,
1,000	COP, 5.250%, 09/01/23	1,056
1,500	Series A, COP, NATL-RE, 5.000%, 09/01/12	1,597
	Arizona State University, Board of Regents,
2,000	COP, NATL-RE, 5.000%, 07/01/17	2,232
1,000	COP, NATL-RE, 5.000%, 07/01/18	1,103
	Pima County, Justice Building Project,
1,065	Series A, COP, AMBAC, 5.000%, 07/01/16	1,181
1,000	Series A, COP, AMBAC, 5.000%, 07/01/17	1,106
1,570	Scottsdale Municipal Property Corp., Rev., COP, 5.000%, 07/01/26	1,786
2,630	State of Arizona, Series A, COP, AGM, 5.000%, 11/01/11	2,727
2,000	State of Arizona, Department of Administration, Series A, COP, AGM, 5.250%, 10/01/23	2,111
	University of Arizona,
1,365	Series A, COP, AMBAC, 5.000%, 06/01/19	1,463
1,000	Series B, COP, AMBAC, 5.000%, 06/01/21	1,048
145	University of Arizona, Unrefunded Balance, Series A, COP, AMBAC, 5.500%, 06/01/17	154

		17,564

	Education — 7.0%
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	2,950
	Arizona State University,
1,500	Rev., AGM, 5.250%, 07/01/12	1,609
2,000	Rev., AGM, 5.250%, 07/01/15	2,148
1,520	City of Glendale IDA, Midwestern University, Rev., 5.000%, 05/15/14	1,653
1,905	Navajo County, Unified School District No. 20-Whiteriver, Project of 2005, Series A, Rev., NATL-RE, 5.000%, 07/01/18	2,167

		10,527

	General Obligation — 13.3%
1,090	City of Mesa, GO, NATL-RE, FGIC, 5.375%, 07/01/14	1,230
1,000	City of Scottsdale, Projects of 2000 & 2004, GO, 5.000%, 07/01/16	1,182
1,345	City of Scottsdale, Unrefunded Balance, GO, 5.250%, 07/01/18	1,382
1,500	City of Tucson, GO, NATL-RE, 5.000%, 07/01/18	1,750
1,000	Maricopa County, High School District No. 210-Phoenix, GO, AGM, 5.250%, 07/01/19	1,177
2,000	Maricopa County, School District No. 28-Kyrene Elementary, Capital Appreciation, Series C, GO, NATL- RE, FGIC, Zero Coupon, 01/01/11	1,999
1,265	Maricopa County, School District No. 38-Madison Elementary, Project of 2004, Series A, GO, NATL-RE, 5.000%, 07/01/19	1,386
1,020	Maricopa County, Unified School District No. 11-Peoria, Unrefunded Balance, School Improvement, GO, NATL-RE, FGIC, 4.750%, 07/01/14	1,038
1,000	Maricopa County, Unified School District No. 69-Paradise Valley, Certificates of Ownership, Series A, GO, NATL-RE, FGIC, 5.250%, 07/01/14	1,127
1,560	Pima County, Unified School District No. 12-Sunnyside, GO, AGM, 5.000%, 07/01/14	1,762
3,000	Town of Gilbert, GO, NATL-RE, 5.000%, 07/01/16	3,494
2,100	Town of Gilbert, Projects of 2006 & 2007, GO, 5.000%, 07/01/18	2,458

		19,985

	Hospital — 4.6%
	Arizona Health Facilities Authority, Banner Health,
1,185	Series A, Rev., 5.000%, 01/01/12	1,230
1,225	Series A, Rev., 5.000%, 01/01/14	1,338
	City of Scottsdale IDA, Healthcare,
1,000	Series A, Rev., 5.000%, 09/01/15	1,093
1,200	Series A, Rev., 5.000%, 09/01/22	1,244
1,000	City of Show Low IDA, Navapache Regional Medical Center, Series A, Rev., ACA, 5.500%, 12/01/17	1,001
900	Yavapai County IDA, Yavapai Regional Medical Center, Series A, Rev., AGM, 5.125%, 12/01/13	902

		6,808

	Housing — 0.1%
90	City of Phoenix IDA, Statewide, Series A, Rev., GNMA/FNMA/FHLMC COLL, 5.350%, 06/01/20	90
25	Pima County IDA, Single Family Mortgage, Series A, Rev., 6.400%, 08/01/11	25

		115

	Other Revenue — 6.0%
2,500	Arizona Power Authority, Crossover, Series A, Rev., SO, 5.250%, 10/01/17	2,963

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
2,500	Arizona Water Infrastructure Finance Authority, Series A, Rev., 5.000%, 10/01/17	2,947
1,000	Greater Arizona Development Authority, Series A, Rev., NATL-RE, 5.000%, 08/01/22	1,036
2,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/27	2,027

		8,973

	Prerefunded — 10.7%
3,000	Arizona School Facilities Board, Series A, COP, NATL-RE, 5.250%, 03/01/13 (p)	3,297
1,500	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.375%, 10/01/11 (p)	1,564
1,000	City of Phoenix, GO, 5.000%, 07/01/14 (p)	1,143
6,450	Maricopa County IDA, Capital Appreciation, Series 1983 A, Rev., Zero Coupon, 12/31/14 (p)	6,029
2,000	Scottsdale Municipal Property Corp., Rev., 5.000%, 07/01/16 (p)	2,371
1,555	University of Arizona, Series A, COP, AMBAC, 5.500%, 06/01/12 (p)	1,666

		16,070

	Special Tax — 9.0%
2,500	City of Phoenix, Street & Highway, Capital Appreciation, Junior Lien, Series A, Rev., NATL-RE, FGIC, Zero Coupon, 07/01/12	2,435
1,125	City of Tempe, Excise Tax, Rev., 5.000%, 07/01/16	1,308
3,000	Phoenix Civic Improvement Corp., Sub Lien, Series B, Rev., NATL-RE, 5.000%, 07/01/15	3,382
	Scottsdale Municipal Property Corp.,
2,500	Rev., 5.000%, 07/01/14	2,828
3,000	Rev., 5.000%, 07/01/17	3,526

		13,479

	Transportation — 7.6%
	Arizona Transportation Board,
2,000	Series A, Rev., 5.000%, 07/01/24	2,173
2,000	Series A, Rev., 5.250%, 07/01/17	2,163
3,000	Series B, Rev., 5.250%, 07/01/18	3,178
1,000	City of Mesa, Street & Highway, Rev., AGM, 5.000%, 07/01/12	1,063
1,000	Tucson Airport Authority, Inc., Rev., AGM, 5.000%, 06/01/12	1,063
1,670	Tucson Airport Authority, Inc., Sub Lien, Rev., AMT, NATL-RE, 5.000%, 12/01/18	1,728

		11,368

	Utility — 7.2%
3,000	City of Mesa, Utility Systems, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	3,374
	Salt River Project Agricultural Improvement & Power District,
1,550	Series A, Rev., 5.000%, 01/01/21	1,726
1,500	Series A, Rev., 5.000%, 01/01/21	1,691
3,600	Series A, Rev., 5.000%, 01/01/23	3,931

		10,722

	Water & Sewer — 10.0%
	Arizona Water Infrastructure Finance Authority, Water Quality,
1,915	Series A, Rev., 5.000%, 10/01/23	2,144
2,025	Series A, Rev., 5.000%, 10/01/24	2,225
2,020	Series A, Rev., 5.000%, 10/01/29	2,160
	City of Scottsdale, Water & Sewer,
1,430	Rev., 5.250%, 07/01/21	1,727
1,875	Rev., 5.250%, 07/01/23	2,263
2,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/25	2,176
2,000	Phoenix Civic Improvement Corp., Wastewater Systems, Senior Lien, Rev., 5.500%, 07/01/20	2,317

		15,012

	Total Arizona	130,623

Illinois — 0.7%
	Water & Sewer — 0.7%
1,000	City of Chicago, Wastewater Transmission, Second Lien, Series B, Rev., NATL-RE, FGIC, 5.000%, 01/01/21	1,050

Michigan — 2.2%
	Prerefunded — 2.2%
3,000	State of Michigan, Environmental Program, Series A, GO, 5.250%, 05/01/13 (p)	3,323

Nevada — 1.5%
	Prerefunded — 1.5%
2,000	Clark County School District, Building, Series D, GO, NATL-RE, 5.000%, 12/15/14 (p)	2,302

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
Pennsylvania — 0.7%
	Hospital — 0.7%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/14	1,115

South Carolina — 0.7%
	Utility — 0.7%
1,000	South Carolina State Public Service Authority, Santee Cooper, Series A, Rev., 5.375%, 01/01/28	1,081

Texas — 3.6%
	General Obligation — 1.3%
1,700	Eagle Mountain & Saginaw Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/20	1,929

	Transportation — 2.3%
3,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.250%, 04/01/14	3,406

	Total Texas	5,335

	Total Municipal Bonds (Cost $137,831)	144,829

SHARES
Short-Term Investment — 2.2%
	Investment Company — 2.2%
3,263	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $3,263)	3,263

	Total Investments — 98.8% (Cost $141,094)	148,092

	Other Assets in Excess of Liabilities — 1.2%	1,782

	NET ASSETS — 100.0%	$149,874

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ACA	—	Insured by American Capital Access
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
SO	—	Special Obligation

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,226
Aggregate gross unrealized depreciation	(228)

Net unrealized appreciation/depreciation	$6,998

Federal income tax cost of investments	$141,094

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$3,263	$144,829	$—	$148,092

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

#	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investment (“SOI”). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 3.1%
	AH Mortgage Advance Trust,
15,100	Series 2010-ADV1, Class A1, 3.968%, 08/15/22 (e)	15,176
23,041	Series 2010-ADV2, Class A1, 4.210%, 05/10/41 (e)	23,022
	Ally Auto Receivables Trust,
3,000	Series 2009-A, Class A3, 2.330%, 06/17/13 (e)	3,050
5,605	Series 2010-1, Class A3, 1.450%, 05/15/14	5,655
10,410	Series 2010-3, Class A3, 1.110%, 10/15/14	10,431
5,804	Series 2010-3, Class A4, 1.550%, 08/17/15	5,785
5,977	Series 2010-4, Class A3, 0.910%, 11/17/14	5,941
	AmeriCredit Automobile Receivables Trust,
713	Series 2006-BG, Class A4, 5.210%, 09/06/13	724
752	Series 2008-AF, Class A3, 5.680%, 12/12/12	763
2,670	Series 2008-AF, Class A4, 6.960%, 10/14/14	2,874
3,000	Series 2009-1, Class A3, 3.040%, 10/15/13	3,058
2,277	Series 2010-1, Class A2, 0.970%, 01/15/13	2,278
2,190	Series 2010-1, Class A3, 1.660%, 03/17/14	2,200
8,000	Series 2010-3, Class A3, 1.140%, 04/08/15	7,993
14,000	Series 2010-4, Class A2, 0.960%, 05/08/14	14,000
3,375	Series 2010-4, Class A3, 1.270%, 04/08/15	3,375
739	Ameriquest Mortgage Securities, Inc., Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	735
13,500	Asset-Backed Funding Certificates, Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	13,591
	Bank of America Auto Trust,
13,709	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	13,856
3,235	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	3,362
10,000	Series 2009-2A, Class A3, 2.130%, 09/15/13 (e)	10,085
5,575	Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	5,613
5,810	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	5,836
4,255	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	4,341
6,480	Series 2010-2, Class A2, 0.910%, 10/15/12	6,490
5,110	Series 2010-2, Class A3, 1.310%, 07/15/14	5,146
7,795	Series 2010-2, Class A4, 1.940%, 06/15/17	7,921
1,695	Bear Stearns Asset-Backed Securities Trust, Series 2006- SD1, Class A, VAR, 0.623%, 04/25/36	1,164
25	Capital One Auto Finance Trust, Series 2007-C, Class A3A, 5.130%, 04/16/12	25
4,645	CarMax Auto Owner Trust, Series 2010-1, Class A3, 1.560%, 07/15/14	4,677
	Chase Funding Mortgage Loan Asset-Backed Certificates,
3,663	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	3,571
4,250	Series 2003-6, Class 1A5, SUB, 5.350%, 11/25/34	3,753
14,763	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	14,107
	Chrysler Financial Auto Securitization Trust,
3,511	Series 2009-A, Class A3, 2.820%, 01/15/16	3,566
5,959	Series 2009-B, Class A2, 1.150%, 11/08/11	5,967
16,500	Series 2010-A, Class A3, 0.910%, 08/08/13	16,474
	Citibank Credit Card Issuance Trust,
8,282	Series 2002-C2, Class C2, 6.950%, 02/18/14	8,733
950	Series 2007-A3, Class A3, 6.150%, 06/15/39	1,179
	CitiFinancial Auto Issuance Trust,
10,811	Series 2009-1, Class A2, 1.830%, 11/15/12 (e)	10,846
5,350	Series 2009-1, Class A3, 2.590%, 10/15/13 (e)	5,436
2,334	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.348%, 08/25/33	2,310
1,849	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.633%, 12/25/33	1,605
	CNH Equipment Trust,
196	Series 2008-B, Class A3A, 4.780%, 07/16/12	197
3,900	Series 2008-B, Class A4A, 5.600%, 11/17/14	4,032

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
359	Series 2009-A, Class A3, 5.280%, 11/15/12	365
1,970	Series 2009-C, Class A3, 1.850%, 12/16/13	1,986
9,985	Series 2010-A, Class A3, 1.540%, 07/15/14	10,074
16,000	Series 2010-C, Class A3, 1.170%, 05/15/15	15,999
	Countrywide Asset-Backed Certificates,
816	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	568
11	Series 2004-1, Class 3A, VAR, 0.533%, 04/25/34	8
1,290	Series 2004-1, Class M1, VAR, 0.753%, 03/25/34	1,047
1,060	Series 2004-1, Class M2, VAR, 0.803%, 03/25/34	899
1,065	Series 2004-6, Class M1, VAR, 0.853%, 10/25/34	732
687	Credit Suisse Mortgage Capital Certificates, Series 2006-CF1, Class A1, VAR, 0.563%, 11/25/35	637
1,118	Credit-Based Asset Servicing and Securitization LLC, Series 2006- CB1, Class AF2, SUB, 5.236%, 01/25/36	772
2,400	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	2,663
1,400	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.353%, 12/25/36	1,308
	Ford Credit Auto Owner Trust,
30	Series 2006-B, Class A4, 5.250%, 09/15/11	30
6,156	Series 2009-B, Class A3, 2.790%, 08/15/13	6,241
5,000	Series 2009-B, Class A4, 4.500%, 07/15/14	5,325
6,000	Series 2009-D, Class A3, 2.170%, 10/15/13	6,067
16,000	GE Capital Credit Card Master Note Trust, Series 2009-2, Class A, 3.690%, 07/15/15	16,623
1,152	GE Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	1,079
	Harley-Davidson Motorcycle Trust,
5,449	Series 2009-3, Class A2, 0.940%, 04/15/12	5,450
5,140	Series 2009-3, Class A3, 1.740%, 09/15/13	5,177
5,250	Series 2010-1, Class A2, 0.830%, 11/15/13	5,250
5,904	Series 2010-1, Class A3, 1.160%, 02/15/15	5,903
	Honda Auto Receivables Owner Trust,
5,111	Series 2009-2, Class A3, 2.790%, 01/15/13	5,169
3,500	Series 2009-2, Class A4, 4.430%, 07/15/15	3,692
3,155	Series 2009-3, Class A3, 2.310%, 05/15/13	3,191
4,200	Series 2009-3, Class A4, 3.300%, 09/15/15	4,368
	HSBC Home Equity Loan Trust,
3,461	Series 2005-2, Class A1, VAR, 0.523%, 01/20/35	3,181
2,820	Series 2005-2, Class M2, VAR, 0.743%, 01/20/35	2,565
6,019	Series 2006-1, Class A1, VAR, 0.413%, 01/20/36	5,549
2,672	Series 2006-2, Class A1, VAR, 0.403%, 03/20/36	2,500
9,000	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	9,272
1,132	Series 2007-1, Class AS, VAR, 0.453%, 03/20/36	1,059
14,290	Series 2007-3, Class APT, VAR, 1.453%, 11/20/36	13,108
	Hyundai Auto Receivables Trust,
2,500	Series 2009-A, Class A3, 2.030%, 08/15/13	2,528
4,590	Series 2010-B, Class A3, 0.970%, 04/15/15	4,590
6,300	Series 2010-B, Class A4, 1.630%, 03/15/17	6,307
1,670	Indymac Residential Asset- Backed Trust, Series 2006-A, Class A3, VAR, 0.453%, 03/25/36	1,079
	John Deere Owner Trust,
2,496	Series 2009-A, Class A3, 2.590%, 10/15/13	2,521
5,360	Series 2009-B, Class A3, 1.570%, 10/15/13	5,393
	Long Beach Mortgage Loan Trust,
5,600	Series 2004-1, Class M1, VAR, 1.003%, 02/25/34	4,805
1,500	Series 2004-3, Class M1, VAR, 0.823%, 07/25/34	1,253
1,443	Series 2006-8, Class 2A2, VAR, 0.343%, 09/25/36	552
2,106	Series 2006-WL2, Class 2A3, VAR, 0.453%, 01/25/36	1,742

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
4,776	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	5,035
	Mercedes-Benz Auto Receivables Trust,
3,000	Series 2009-1, Class A3, 1.670%, 01/15/14	3,029
6,000	Series 2010-1, Class A3, 1.420%, 08/15/14	6,057
2,681	Morgan Stanley ABS Capital I, Series 2004-WMC3, Class M1, VAR, 1.003%, 01/25/35	2,638
45,000	Nationstar Mortgage Advance Receivable Trust, Series 2009- ADV1, Class A1, VAR, 3.253%, 12/26/22 (e)	44,888
4,000	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	4,029
	Nissan Auto Receivables Owner Trust,
7,365	Series 2010-A, Class A3, 0.870%, 07/15/14	7,351
4,740	Series 2010-A, Class A4, 1.310%, 09/15/16	4,738
279	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.093%, 02/25/33	229
9,536	PennyMac Loan Trust, Series 2010-NPL1, Class A, VAR, 4.250%, 05/25/50 (e)	9,512
3,278	Real Estate Asset Trust, Series 2010-1A, Class A1, 6.250%, 09/25/40 (e) (f) (i)	3,278
100	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	54
	Residential Asset Securities Corp.,
80	Series 2002-KS4, Class AIIB, VAR, 0.753%, 07/25/32	44
111	Series 2003-KS5, Class AIIB, VAR, 0.833%, 07/25/33	61
130	Series 2003-KS9, Class A2B, VAR, 0.893%, 11/25/33	55
2,176	Salomon Brothers Mortgage Securities VII, Inc., Series 2003- UP1, Class A, SUB, 3.450%, 04/25/32 (e)	1,876
	Santander Drive Auto Receivables Trust,
8,830	Series 2010-3, Class A2, 0.930%, 06/17/13	8,820
6,100	Series 2010-3, Class A3, 1.200%, 06/16/14	6,088
5,000	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.523%, 06/25/35	4,630
	Structured Asset Securities Corp.,
3,184	Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	3,255
1,261	Series 2002-AL1, Class A2, 3.450%, 02/25/32	1,191
4,829	Series 2004-6XS, Class A5A, SUB, 5.530%, 03/25/34	4,635
12,510	Toyota Auto Receivables Owner Trust, Series 2010-C, Class A3, 0.770%, 04/15/14	12,475
342	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 01/02/24	370
	USAA Auto Owner Trust,
8,485	Series 2009-2, Class A3, 1.540%, 02/18/14	8,539
3,080	Series 2009-2, Class A4, 2.530%, 07/15/15	3,178
337	Volkswagen Auto Loan Enhanced Trust, Series 2008-1, Class A3, 4.500%, 07/20/12	339
	World Omni Auto Receivables Trust,
1,288	Series 2009-A, Class A3, 3.330%, 05/15/13	1,306
7,045	Series 2010-A, Class A4, 2.210%, 05/15/15	7,211

	Total Asset-Backed Securities (Cost $598,564)	604,481

Collateralized Mortgage Obligations — 38.4%
	Agency CMO — 25.6%
	Federal Home Loan Bank System,
1,552	Series 2000-0606, Class Y, 5.270%, 12/28/12	1,659
25,749	Series 2000-1067, Class 1, 5.300%, 06/15/12	27,068
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
626	Series 8, Class ZA, 7.000%, 03/25/23	736
383	Series 24, Class ZE, 6.250%, 11/25/23	426
2,764	Series 29, Class L, 7.500%, 04/25/24	2,994
	Federal Home Loan Mortgage Corp. REMICS,
99	Series 11, Class D, 9.500%, 07/15/19	108
28	Series 22, Class C, 9.500%, 04/15/20	31

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
43		Series 23, Class F, 9.600%, 04/15/20	48
1		Series 41, Class I, HB, 84.000%, 05/15/20	3
18		Series 46, Class B, 7.800%, 09/15/20	22
9		Series 47, Class F, 10.000%, 06/15/20	10
—	(h)	Series 85, Class C, 8.600%, 01/15/21	1
32		Series 99, Class Z, 9.500%, 01/15/21	36
90		Series 114, Class H, 6.950%, 01/15/21	102
—	(h)	Series 204, Class E, HB, IF , 1,826.308%, 05/15/23	16
—	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
17		Series 1065, Class J, 9.000%, 04/15/21	19
10		Series 1079, Class S, HB, IF , 32.938%, 05/15/21	18
28		Series 1084, Class F, VAR, 1.262%, 05/15/21	28
20		Series 1084, Class S, HB, IF, 43.819%, 05/15/21	38
27		Series 1116, Class I, 5.500%, 08/15/21	29
79		Series 1144, Class KB, 8.500%, 09/15/21	96
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	4
1		Series 1196, Class B, HB, IF , 1,161.253%, 01/15/22	27
66		Series 1206, Class IA, 7.000%, 03/15/22	78
83		Series 1250, Class J, 7.000%, 05/15/22	97
207		Series 1343, Class LA, 8.000%, 08/15/22	240
83		Series 1343, Class LB, 7.500%, 08/15/22	99
133		Series 1370, Class JA, VAR, 1.463%, 09/15/22	133
128		Series 1455, Class WB, IF, 4.519%, 12/15/22	115
1,236		Series 1466, Class PZ, 7.500%, 02/15/23	1,413
19		Series 1470, Class F, VAR, 2.663%, 02/15/23	20
223		Series 1491, Class I, 7.500%, 04/15/23	262
723		Series 1498, Class I, VAR, 1.463%, 04/15/23	723
919		Series 1502, Class PX, 7.000%, 04/15/23	932
118		Series 1505, Class Q, 7.000%, 05/15/23	139
511		Series 1518, Class G, IF, 8.773%, 05/15/23	562
96		Series 1541, Class M, HB, IF , 20.944%, 07/15/23	143
457		Series 1541, Class O, VAR, 1.970%, 07/15/23	478
26		Series 1570, Class F, VAR, 3.163%, 08/15/23	26
982		Series 1573, Class PZ, 7.000%, 09/15/23	1,115
570		Series 1591, Class PV, 6.250%, 10/15/23	610
41		Series 1595, Class D, 7.000%, 10/15/13	44
128		Series 1596, Class D, 6.500%, 10/15/13	128
51		Series 1602, Class SA, HB, IF , 21.734%, 10/15/23	74
29		Series 1607, Class SA, IF, 18.767%, 10/15/13	33
3,274		Series 1608, Class L, 6.500%, 09/15/23	3,765
1,337		Series 1609, Class LG, IF, 16.656%, 11/15/23	1,629
1,127		Series 1642, Class PJ, 6.000%, 11/15/23	1,193
481		Series 1658, Class GZ, 7.000%, 01/15/24	512
16		Series 1671, Class L, 7.000%, 02/15/24	17
21		Series 1671, Class QC, IF, 10.000%, 02/15/24	26
24		Series 1686, Class SH, IF, 18.534%, 02/15/24	38
401		Series 1695, Class EB, 7.000%, 03/15/24	472
75		Series 1699, Class FC, VAR, 0.912%, 03/15/24	76
477		Series 1700, Class GA, PO, 02/15/24	418
2,176		Series 1706, Class K, 7.000%, 03/15/24	2,493
36		Series 1709, Class FA, VAR, 1.690%, 03/15/24	38
1,326		Series 1720, Class PL, 7.500%, 04/15/24	1,510
1,642		Series 1737, Class L, 6.000%, 06/15/24	1,805
169		Series 1745, Class D, 7.500%, 08/15/24	198
1,155		Series 1798, Class F, 5.000%, 05/15/23	1,223
24		Series 1807, Class G, 9.000%, 10/15/20	27

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
265	Series 1829, Class ZB, 6.500%, 03/15/26	293
30	Series 1844, Class E, 6.500%, 10/15/13	33
1,714	Series 1863, Class Z, 6.500%, 07/15/26	1,927
58	Series 1865, Class D, PO, 02/15/24	43
162	Series 1890, Class H, 7.500%, 09/15/26	189
452	Series 1899, Class ZE, 8.000%, 09/15/26	545
1,014	Series 1927, Class PH, 7.500%, 01/15/27	1,166
1,076	Series 1927, Class ZA, 6.500%, 01/15/27	1,098
27	Series 1935, Class FL, VAR, 1.013%, 02/15/27	27
363	Series 1963, Class Z, 7.500%, 01/15/27	418
52	Series 1970, Class PG, 7.250%, 07/15/27	60
1,022	Series 1981, Class Z, 6.000%, 05/15/27	1,126
644	Series 1983, Class Z, 6.500%, 12/15/23	722
405	Series 1987, Class PE, 7.500%, 09/15/27	477
602	Series 2019, Class Z, 6.500%, 12/15/27	691
259	Series 2025, Class PE, 6.300%, 01/15/13	259
2,262	Series 2033, Class J, 5.600%, 06/15/23	2,446
264	Series 2033, Class SN, HB, IF , 23.963%, 03/15/24	167
725	Series 2038, Class PN, IO, 7.000%, 03/15/28	145
1,885	Series 2040, Class PE, 7.500%, 03/15/28	2,218
766	Series 2054, Class PV, 7.500%, 05/15/28	808
214	Series 2055, Class OE, 6.500%, 05/15/13	215
265	Series 2056, Class TD, 6.500%, 05/15/18	283
1,179	Series 2063, Class PG, 6.500%, 06/15/28	1,225
192	Series 2064, Class TE, 7.000%, 06/15/28	223
792	Series 2070, Class C, 6.000%, 07/15/28	873
2,416	Series 2075, Class PH, 6.500%, 08/15/28	2,772
2,585	Series 2075, Class PM, 6.250%, 08/15/28	2,764
649	Series 2086, Class GB, 6.000%, 09/15/28	689
850	Series 2089, Class PJ, IO, 7.000%, 10/15/28	177
2,668	Series 2095, Class PE, 6.000%, 11/15/28	2,919
670	Series 2102, Class TC, 6.000%, 12/15/13	705
366	Series 2102, Class TU, 6.000%, 12/15/13	386
3,742	Series 2106, Class ZD, 6.000%, 12/15/28	4,066
7,161	Series 2110, Class PG, 6.000%, 01/15/29	7,858
1,541	Series 2115, Class PE, 6.000%, 01/15/14	1,607
1,468	Series 2125, Class JZ, 6.000%, 02/15/29	1,578
2,710	Series 2126, Class CB, 6.250%, 02/15/29	2,984
168	Series 2132, Class SB, HB, IF , 29.449%, 03/15/29	270
119	Series 2134, Class PI, IO, 6.500%, 03/15/19	18
43	Series 2135, Class UK, IO, 6.500%, 03/15/14	3
89	Series 2141, Class IO, IO, 7.000%, 04/15/29	17
288	Series 2163, Class PC, IO, 7.500%, 06/15/29	66
4,234	Series 2169, Class TB, 7.000%, 06/15/29	4,978
1,766	Series 2172, Class QC, 7.000%, 07/15/29	2,021
1,122	Series 2176, Class OJ, 7.000%, 08/15/29	1,305
6	Series 2196, Class TL, 7.500%, 11/15/29	6
897	Series 2201, Class C, 8.000%, 11/15/29	1,081
2,522	Series 2208, Class PG, 7.000%, 01/15/30	2,935
436	Series 2209, Class TC, 8.000%, 01/15/30	517
1,346	Series 2210, Class Z, 8.000%, 01/15/30	1,622
406	Series 2224, Class CB, 8.000%, 03/15/30	489
453	Series 2230, Class Z, 8.000%, 04/15/30	546
381	Series 2234, Class PZ, 7.500%, 05/15/30	453
316	Series 2247, Class Z, 7.500%, 08/15/30	368
811	Series 2256, Class MC, 7.250%, 09/15/30	953

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,505	Series 2259, Class ZM, 7.000%, 10/15/30	1,769
36	Series 2261, Class ZY, 7.500%, 10/15/30	43
110	Series 2262, Class Z, 7.500%, 10/15/30	118
1,385	Series 2271, Class PC, 7.250%, 12/15/30	1,628
2,787	Series 2283, Class K, 6.500%, 12/15/23	3,025
780	Series 2296, Class PD, 7.000%, 03/15/31	907
4,575	Series 2301, Class PA, 6.000%, 10/15/13	4,758
295	Series 2306, Class K, PO, 05/15/24	263
706	Series 2306, Class SE, IF, IO, 8.060%, 05/15/24	104
529	Series 2313, Class LA, 6.500%, 05/15/31	577
1,159	Series 2325, Class PM, 7.000%, 06/15/31	1,297
2,023	Series 2332, Class ZH, 7.000%, 07/15/31	2,215
282	Series 2333, Class HC, 6.000%, 07/15/31	285
2,470	Series 2344, Class QG, 6.000%, 08/15/16	2,661
11,364	Series 2344, Class ZD, 6.500%, 08/15/31	12,571
1,219	Series 2344, Class ZJ, 6.500%, 08/15/31	1,350
1,006	Series 2345, Class NE, 6.500%, 08/15/31	1,083
1,208	Series 2345, Class PQ, 6.500%, 08/15/16	1,290
448	Series 2347, Class VP, 6.500%, 03/15/20	470
1,519	Series 2351, Class PZ, 6.500%, 08/15/31	1,652
3,234	Series 2353, Class TD, 6.000%, 09/15/16	3,462
1,041	Series 2355, Class BP, 6.000%, 09/15/16	1,119
322	Series 2359, Class PM, 6.000%, 09/15/16	342
2,546	Series 2359, Class ZB, 8.500%, 06/15/31	2,939
1,688	Series 2360, Class PG, 6.000%, 09/15/16	1,826
294	Series 2363, Class PF, 6.000%, 09/15/16	318
881	Series 2366, Class MD, 6.000%, 10/15/16	943
971	Series 2367, Class ME, 6.500%, 10/15/31	1,071
1,217	Series 2388, Class FB, VAR, 0.853%, 01/15/29	1,227
2,616	Series 2391, Class QR, 5.500%, 12/15/16	2,835
959	Series 2391, Class VQ, 6.000%, 10/15/12	963
740	Series 2394, Class MC, 6.000%, 12/15/16	796
1,231	Series 2399, Class OH, 6.500%, 01/15/32	1,362
1,963	Series 2399, Class TH, 6.500%, 01/15/32	2,173
2,212	Series 2410, Class NG, 6.500%, 02/15/32	2,459
1,174	Series 2410, Class OE, 6.375%, 02/15/32	1,302
2,739	Series 2410, Class QS, IF, 18.841%, 02/15/32	3,704
741	Series 2410, Class QX, IF, IO, 8.397%, 02/15/32	153
2,797	Series 2412, Class SP, IF, 15.593%, 02/15/32	3,366
2,515	Series 2420, Class XK, 6.500%, 02/15/32	2,780
1,316	Series 2423, Class MC, 7.000%, 03/15/32	1,475
1,721	Series 2423, Class MT, 7.000%, 03/15/32	1,929
2,063	Series 2423, Class TB, 6.500%, 03/15/32	2,283
693	Series 2425, Class OB, 6.000%, 03/15/17	736
3,018	Series 2430, Class WF, 6.500%, 03/15/32	3,414
3,698	Series 2434, Class TC, 7.000%, 04/15/32	4,182
7,433	Series 2434, Class ZA, 6.500%, 04/15/32	8,410
1,797	Series 2435, Class CJ, 6.500%, 04/15/32	2,085
3,834	Series 2435, Class VH, 6.000%, 07/15/19	3,921
1,501	Series 2436, Class MC, 7.000%, 04/15/32	1,689
797	Series 2441, Class GF, 6.500%, 04/15/32	901
1,661	Series 2444, Class ES, IF, IO, 7.697%, 03/15/32	291
1,399	Series 2450, Class GZ, 7.000%, 05/15/32	1,602
1,084	Series 2450, Class SW, IF, IO, 7.747%, 03/15/32	208
2,895	Series 2455, Class GK, 6.500%, 05/15/32	3,201
535	Series 2458, Class QE, 5.500%, 06/15/17	579

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,165	Series 2458, Class ZM, 6.500%, 06/15/32	2,412
841	Series 2460, Class VZ, 6.000%, 11/15/29	843
2,408	Series 2463, Class CE, 6.000%, 06/15/17	2,601
1,888	Series 2466, Class DH, 6.500%, 06/15/32	2,103
3,111	Series 2466, Class PG, 6.500%, 04/15/32	3,298
1,400	Series 2466, Class PH, 6.500%, 06/15/32	1,616
2,351	Series 2474, Class NR, 6.500%, 07/15/32	2,631
6,380	Series 2475, Class S, IF, IO, 7.747%, 02/15/32	1,124
148	Series 2480, Class PV, 6.000%, 07/15/11	150
3,709	Series 2484, Class LZ, 6.500%, 07/15/32	4,256
356	Series 2488, Class WS, IF, 16.162%, 08/15/17	438
5,753	Series 2500, Class MC, 6.000%, 09/15/32	6,409
906	Series 2508, Class AQ, 5.500%, 10/15/17	989
4,073	Series 2512, Class PG, 5.500%, 10/15/22	4,547
666	Series 2513, Class YO, PO, 02/15/32	664
2,395	Series 2515, Class DE, 4.000%, 03/15/32	2,493
1,720	Series 2515, Class MG, 4.000%, 09/15/17	1,793
1,064	Series 2518, Class PX, 5.500%, 09/15/13	1,126
118	Series 2519, Class BT, 8.500%, 09/15/31	120
2,020	Series 2535, Class BK, 5.500%, 12/15/22	2,235
4,268	Series 2537, Class TE, 5.500%, 12/15/17	4,642
2,000	Series 2543, Class LX, 5.000%, 12/15/17	2,138
5,462	Series 2543, Class YX, 6.000%, 12/15/32	6,193
3,640	Series 2544, Class HC, 6.000%, 12/15/32	4,082
3,565	Series 2549, Class ZG, 5.000%, 01/15/18	3,726
3,763	Series 2552, Class ME, 6.000%, 01/15/33	4,237
467	Series 2565, Class MB, 6.000%, 05/15/30	473
1,904	Series 2567, Class QD, 6.000%, 02/15/33	2,166
15,000	Series 2568, Class KG, 5.500%, 02/15/23	16,828
2,206	Series 2571, Class FY, VAR, 1.003%, 12/15/32	2,248
401	Series 2571, Class SK, HB, IF , 33.407%, 09/15/23	709
1,301	Series 2571, Class SY, IF, 17.992%, 12/15/32	1,805
2,580	Series 2574, Class HP, 5.000%, 02/15/18	2,774
8,791	Series 2575, Class ME, 6.000%, 02/15/33	9,988
1,416	Series 2586, Class HD, 5.500%, 03/15/23	1,535
1,805	Series 2586, Class WI, IO, 6.500%, 03/15/33	332
1,143	Series 2591, Class WI, IO, 5.500%, 02/15/30	19
4,107	Series 2594, Class VQ, 6.000%, 08/15/20	4,228
1,420	Series 2595, Class HC, 5.500%, 04/15/23	1,611
2,051	Series 2596, Class QG, 6.000%, 03/15/33	2,260
1,957	Series 2597, Class AD, 6.500%, 03/15/32	2,033
722	Series 2597, Class DS, IF, IO, 7.297%, 02/15/33	48
2,161	Series 2599, Class DS, IF, IO, 6.747%, 02/15/33	68
4,797	Series 2610, Class DS, IF, IO, 6.847%, 03/15/33	234
3,954	Series 2611, Class SH, IF, IO, 7.397%, 10/15/21	163
1,680	Series 2611, Class UH, 4.500%, 05/15/18	1,759
3,835	Series 2617, Class GR, 4.500%, 05/15/18	4,127
199	Series 2619, Class HR, 3.500%, 11/15/31	204
732	Series 2619, Class IM, IO, 5.000%, 10/15/21	20
7,242	Series 2626, Class NS, IF, IO, 6.297%, 06/15/23	694
848	Series 2628, Class WA, 4.000%, 07/15/28	862
2,439	Series 2629, Class BY, IO, 4.500%, 03/15/18	196
3,499	Series 2630, Class S, IF, IO, 6.897%, 01/15/17	135
8,558	Series 2631, Class LC, 4.500%, 06/15/18	9,201
8,810	Series 2631, Class SA, IF, 14.385%, 06/15/33	9,972
16,158	Series 2636, Class Z, 4.500%, 06/15/18	17,207

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,889	Series 2637, Class SA, IF, IO, 5.847%, 06/15/18	185
920	Series 2638, Class DS, IF, 8.347%, 07/15/23	943
930	Series 2638, Class SA, IF, IO, 6.847%, 11/15/16	24
1,232	Series 2640, Class UG, IO, 5.000%, 01/15/32	94
7,852	Series 2640, Class UP, IO, 5.000%, 01/15/32	434
220	Series 2640, Class UR, IO, 4.500%, 08/15/17	4
798	Series 2640, Class VE, 3.250%, 07/15/22	822
1,033	Series 2642, Class SL, IF, 6.673%, 07/15/33	979
184	Series 2643, Class HI, IO, 4.500%, 12/15/16	2
595	Series 2646, Class SH, IF, 13.365%, 07/15/33	624
3,933	Series 2649, Class QE, 4.500%, 08/15/17	4,029
891	Series 2650, Class PO, PO, 12/15/32	845
4,170	Series 2650, Class SO, PO, 12/15/32	3,958
16,784	Series 2651, Class VZ, 4.500%, 07/15/18	17,872
5,430	Series 2655, Class EO, PO, 02/15/33	5,142
2,781	Series 2658, Class PE, 4.500%, 11/15/16	2,857
131	Series 2663, Class EO, PO, 08/15/33	129
1,424	Series 2667, Class SW, IF, 6.556%, 01/15/18	1,439
2,151	Series 2668, Class S, IF, 11.493%, 09/15/33	2,154
3,272	Series 2668, Class SB, IF, 6.975%, 10/15/15	3,333
2,700	Series 2671, Class S, IF, 14.294%, 09/15/33	3,041
3,598	Series 2672, Class ME, 5.000%, 11/15/22	3,896
612	Series 2672, Class SJ, IF, 6.930%, 09/15/16	629
11,345	Series 2675, Class CK, 4.000%, 09/15/18	12,122
1,091	Series 2676, Class TS, IF, 15.722%, 01/15/32	1,161
8,000	Series 2677, Class LE, 4.500%, 09/15/18	8,778
3,831	Series 2682, Class YS, IF, 8.619%, 10/15/33	3,729
48	Series 2683, Class VA, 5.500%, 02/15/21	48
18,000	Series 2684, Class PO, PO, 01/15/33	16,678
182	Series 2684, Class SN, HB, IF , 26.983%, 10/15/33	197
3,295	Series 2684, Class TO, PO, 10/15/33	2,755
758	Series 2686, Class GB, 5.000%, 05/15/20	774
1,587	Series 2686, Class NS, IF, IO, 7.347%, 10/15/21	75
15,091	Series 2690, Class SJ, IF, 8.770%, 10/15/33	14,818
2,500	Series 2691, Class ND, 5.000%, 10/15/28	2,579
2,194	Series 2691, Class SE, IF, 9.188%, 12/15/28	2,251
1,609	Series 2691, Class SM, IF, 8.770%, 10/15/33	1,585
2,197	Series 2691, Class WS, IF, 8.620%, 10/15/33	2,160
2,681	Series 2692, Class SC, IF, 12.780%, 07/15/33	2,836
937	Series 2694, Class SQ, IF, 8.619%, 10/15/33	918
2,000	Series 2695, Class DE, 4.000%, 01/15/17	2,057
2,955	Series 2695, Class OB, PO, 10/15/33	2,429
628	Series 2696, Class CO, PO, 10/15/18	604
198	Series 2696, Class SM, IF, 13.693%, 12/15/26	202
759	Series 2697, Class LE, 4.500%, 11/15/20	774
3,312	Series 2698, Class SV, IF, 8.620%, 11/15/33	3,259
5,826	Series 2700, Class S, IF, 8.620%, 11/15/33	5,704
1,791	Series 2702, Class PC, 5.000%, 01/15/23	1,928
1,832	Series 2705, Class SC, IF, 8.620%, 11/15/33	1,796
2,937	Series 2705, Class SD, IF, 8.674%, 11/15/33	2,792
7,400	Series 2707, Class QE, 4.500%, 11/15/18	8,141
5,000	Series 2709, Class PG, 5.000%, 11/15/23	5,429
2,240	Series 2715, Class OG, 5.000%, 01/15/23	2,437
4,480	Series 2716, Class UN, 4.500%, 12/15/23	4,834
2,240	Series 2720, Class PC, 5.000%, 12/15/23	2,339
4,149	Series 2725, Class OP, PO, 10/15/33	3,807

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
17,303	Series 2727, Class BS, IF, 8.695%, 01/15/34	16,892
246	Series 2727, Class PO, PO, 01/15/34	237
10,505	Series 2733, Class SB, IF, 7.782%, 10/15/33	10,103
157	Series 2743, Class HC, 4.500%, 12/15/15	157
2,150	Series 2743, Class HD, 4.500%, 08/15/17	2,238
5,000	Series 2743, Class HE, 4.500%, 02/15/19	5,478
1,724	Series 2744, Class FE, VAR, 0.000%, 02/15/34	1,643
424	Series 2744, Class PD, 5.500%, 08/15/33	435
2,535	Series 2744, Class PE, 5.500%, 02/15/34	2,866
6,422	Series 2744, Class TU, 5.500%, 05/15/32	6,898
3,427	Series 2748, Class KO, PO, 10/15/23	3,263
335	Series 2750, Class PO, PO, 06/15/30	334
436	Series 2752, Class PD, 5.000%, 03/15/26	437
521	Series 2753, Class S, IF, 11.493%, 02/15/34	525
1,072	Series 2754, Class JG, 4.500%, 03/15/33	1,084
1,748	Series 2755, Class PA, PO, 02/15/29	1,726
2,452	Series 2755, Class SA, IF, 13.693%, 05/15/30	2,727
3,857	Series 2758, Class AO, PO, 03/15/19	3,518
652	Series 2762, Class LO, PO, 03/15/34	632
497	Series 2764, Class UC, 5.000%, 05/15/27	504
570	Series 2766, Class SX, IF, 15.738%, 03/15/34	583
675	Series 2771, Class FG, VAR, 0.000%, 03/15/34	635
2,755	Series 2776, Class SK, IF, 8.695%, 04/15/34	2,733
5,800	Series 2777, Class KO, PO, 02/15/33	5,519
7	Series 2777, Class SX, IF, 11.810%, 04/15/34	7
66	Series 2778, Class BS, IF, 15.116%, 04/15/34	66
3,309	Series 2778, Class US, IF, IO, 6.947%, 06/15/33	183
633	Series 2780, Class JG, 4.500%, 04/15/19	662
1,000	Series 2780, Class SY, IF, 15.942%, 11/15/33	1,234
5,672	Series 2802, Class OH, 6.000%, 05/15/34	6,553
1,338	Series 2809, Class UB, 4.000%, 09/15/17	1,372
2,000	Series 2809, Class UC, 4.000%, 06/15/19	2,145
1,165	Series 2812, Class AB, 4.500%, 10/15/18	1,212
5,506	Series 2812, Class NO, PO, 10/15/33	4,607
6,350	Series 2827, Class QE, 5.500%, 03/15/33	6,878
201	Series 2827, Class SQ, IF, 7.500%, 01/15/19	205
1,087	Series 2833, Class KO, PO, 08/15/34	1,074
3,589	Series 2835, Class BO, PO, 12/15/28	3,498
660	Series 2835, Class QO, PO, 12/15/32	601
71	Series 2836, Class SG, IF, 11.828%, 05/15/34	71
783	Series 2840, Class JO, PO, 06/15/23	762
1,159	Series 2857, Class OM, PO, 09/15/34	1,132
1,034	Series 2863, Class JA, 4.500%, 09/15/19	1,064
2,000	Series 2864, Class GB, 4.000%, 09/15/19	2,130
2,663	Series 2865, Class GO, PO, 10/15/33	2,582
180	Series 2872, Class JD, 4.500%, 01/15/16	180
392	Series 2890, Class DO, PO, 11/15/34	373
2,973	Series 2897, Class EO, PO, 10/15/31	2,612
2,490	Series 2903, Class UZ, 5.500%, 07/15/31	2,574
2,687	Series 2903, Class Z, 5.000%, 12/15/24	2,871
7,872	Series 2921, Class MD, 5.000%, 06/15/33	8,456
681	Series 2925, Class MW, VAR, 0.000%, 01/15/35	678
2,152	Series 2929, Class MS, HB, IF , 27.045%, 02/15/35	3,192
16,884	Series 2934, Class EC, PO, 02/15/20	16,057
1,184	Series 2934, Class EN, PO, 02/15/18	1,160
5,029	Series 2934, Class HI, IO, 5.000%, 02/15/20	604

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,542	Series 2934, Class KI, IO, 5.000%, 02/15/20	430
1,921	Series 2945, Class SA, IF, 11.838%, 03/15/20	2,168
2,319	Series 2965, Class GD, 4.500%, 04/15/20	2,547
1,675	Series 2967, Class S, HB, IF , 32.431%, 04/15/25	2,477
10,244	Series 2968, Class EH, 6.000%, 04/15/35	11,920
4,581	Series 2981, Class FA, VAR, 0.653%, 05/15/35	4,577
3,931	Series 2988, Class AF, VAR, 0.553%, 06/15/35	3,916
1,745	Series 2988, Class GS, IF, 15.991%, 06/15/35	1,975
194	Series 2988, Class SD, IF, 15.866%, 03/15/35	215
1,076	Series 2989, Class PO, PO, 06/15/23	1,047
1,772	Series 2990, Class GO, PO, 02/15/35	1,473
5,606	Series 2990, Class LK, VAR, 0.623%, 10/15/34	5,621
4,495	Series 2990, Class SL, HB, IF , 23.564%, 06/15/34	6,421
2,215	Series 2990, Class WP, IF, 16.374%, 06/15/35	2,673
5,109	Series 2991, Class EG, 5.500%, 11/15/34	5,505
5,000	Series 2992, Class LB, 5.000%, 06/15/20	5,538
11,738	Series 2995, Class FK, VAR, 0.503%, 05/15/34	11,730
1,549	Series 2996, Class SL, IF, 15.137%, 06/15/35	1,725
6,000	Series 2999, Class NC, 4.500%, 12/15/18	6,333
4,500	Series 2999, Class ND, 4.500%, 07/15/20	4,894
664	Series 3007, Class AI, IO, 5.500%, 07/15/24	53
381	Series 3014, Class OD, PO, 08/15/35	267
191	Series 3022, Class GF, VAR, 0.553%, 08/15/35	191
91	Series 3022, Class OH, PO, 08/15/35	91
875	Series 3022, Class SX, IF, 16.241%, 08/15/25	1,102
2,069	Series 3029, Class SO, PO, 09/15/35	1,771
276	Series 3034, Class FB, VAR, 0.000, 09/15/35	256
5,122	Series 3042, Class PF, VAR, 0.503%, 08/15/35	5,121
356	Series 3044, Class GU, VAR, 0.000%, 10/15/35	314
313	Series 3044, Class VO, PO, 10/15/35	267
2,756	Series 3047, Class OB, 5.500%, 12/15/33	2,973
22,936	Series 3049, Class XF, VAR, 0.603%, 05/15/33	22,985
2,109	Series 3051, Class DP, HB, IF , 26.913%, 10/15/25	3,005
312	Series 3058, Class YO, PO, 10/15/35	258
2,026	Series 3064, Class OB, 5.500%, 07/15/29	2,112
1,785	Series 3064, Class SG, IF, 19.155%, 11/15/35	2,286
6,771	Series 3065, Class DF, VAR, 0.633%, 04/15/35	6,790
228	Series 3066, Class FH, VAR, 1.254%, 01/15/34	228
1,096	Series 3068, Class AO, PO, 01/15/35	1,062
4,590	Series 3077, Class TO, PO, 04/15/35	4,046
1,849	Series 3100, Class MA, VAR, 2.826%, 12/15/35	1,781
2,671	Series 3101, Class UZ, 6.000%, 01/15/36	3,064
8,400	Series 3102, Class FB, VAR, 0.553%, 01/15/36	8,402
911	Series 3102, Class HS, HB, IF , 23.637%, 01/15/36	1,339
9,807	Series 3117, Class AO, PO, 02/15/36	9,007
1,999	Series 3117, Class EO, PO, 02/15/36	1,807
1,997	Series 3117, Class OK, PO, 02/15/36	1,765
5,996	Series 3122, Class OH, PO, 03/15/36	5,260
5,610	Series 3122, Class OP, PO, 03/15/36	5,170
121	Series 3122, Class ZB, 6.000%, 03/15/36	120
799	Series 3134, Class PO, PO, 03/15/36	667
5,556	Series 3137, Class XP, 6.000%, 04/15/36	6,244
4,580	Series 3138, Class PO, PO, 04/15/36	3,749
11,216	Series 3147, Class PO, PO, 04/15/36	9,835
749	Series 3149, Class SO, PO, 05/15/36	671
2,595	Series 3151, Class PO, PO, 05/15/36	2,172

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
23	Series 3158, Class LX, VAR, 0.000%, 05/15/36	22
3,000	Series 3162, Class OB, 6.000%, 11/15/30	3,133
7,916	Series 3171, Class MO, PO, 06/15/36	6,881
183	Series 3174, Class CA, 5.500%, 02/15/26	183
1,324	Series 3174, Class PX, 5.000%, 06/15/17	1,463
3,745	Series 3179, Class OA, PO, 07/15/36	3,179
3,642	Series 3181, Class AZ, 6.500%, 07/15/36	4,265
8,893	Series 3184, Class OA, PO, 02/15/33	8,569
1,002	Series 3186, Class MT, IF, 4.653%, 07/15/36	996
7,300	Series 3189, Class PC, 6.000%, 08/15/35	8,211
4,030	Series 3194, Class SA, IF, IO, 6.847%, 07/15/36	488
7,030	Series 3195, Class PD, 6.500%, 07/15/36	8,025
13,250	Series 3200, Class AY, 5.500%, 08/15/36	14,633
34,002	Series 3202, Class HI, IF, IO, 6.397%, 08/15/36	5,527
1,604	Series 3213, Class OA, PO, 09/15/36	1,394
1,325	Series 3218, Class AO, PO, 09/15/36	1,201
7,000	Series 3218, Class BE, 6.000%, 09/15/35	7,889
13,166	Series 3219, Class DI, IO, 6.000%, 04/15/36	2,050
3,560	Series 3225, Class EO, PO, 10/15/36	3,030
5,379	Series 3232, Class ST, IF, IO, 6.447%, 10/15/36	728
1,443	Series 3233, Class OP, PO, 05/15/36	1,309
353	Series 3234, Class MA, 4.500%, 03/15/28	355
170	Series 3245, Class MO, PO, 11/15/36	164
802	Series 3253, Class A, 5.000%, 08/15/20	841
25,430	Series 3253, Class PO, PO, 12/15/21	24,423
424	Series 3256, Class KF, VAR, 0.000%, 12/15/36	414
1,545	Series 3256, Class PO, PO, 12/15/36	1,373
3,125	Series 3260, Class CS, IF, IO, 5.887%, 01/15/37	424
1,437	Series 3261, Class OA, PO, 01/15/37	1,255
742	Series 3263, Class TP, VAR, 0.000%, 08/15/35	739
259	Series 3263, Class WE, VAR, 0.000%, 08/15/35	253
9,000	Series 3266, Class D, 5.000%, 01/15/22	9,918
109	Series 3269, Class WF, VAR, 0.000%, 01/15/37	108
8,200	Series 3274, Class B, 6.000%, 02/15/37	9,034
2,389	Series 3274, Class JO, PO, 02/15/37	2,120
6,425	Series 3275, Class FL, VAR, 0.693%, 02/15/37	6,424
5,500	Series 3284, Class CB, 5.000%, 03/15/22	6,063
3,509	Series 3286, Class PO, PO, 03/15/37	3,131
5,684	Series 3290, Class SB, IF, IO, 6.197%, 03/15/37	707
32	Series 3299, Class KB, 5.000%, 08/15/29	32
3,000	Series 3302, Class UT, 6.000%, 04/15/37	3,400
4,933	Series 3305, Class MG, IF, 2.473%, 07/15/34	4,792
6,165	Series 3315, Class HZ, 6.000%, 05/15/37	7,015
396	Series 3318, Class AO, PO, 05/15/37	357
5,000	Series 3329, Class JD, 6.000%, 06/15/36	5,675
3,500	Series 3329, Class WK, 6.000%, 12/15/31	3,695
2,779	Series 3331, Class PO, PO, 06/15/37	2,503
4,000	Series 3334, Class MC, 5.000%, 04/15/33	4,168
4,528	Series 3344, Class SL, IF, IO, 6.347%, 07/15/37	566
1,816	Series 3347, Class PO, PO, 07/15/37	1,798
1,241	Series 3356, Class PA, 6.000%, 11/15/26	1,250
3,437	Series 3369, Class VA, 6.000%, 07/15/18	3,775
1,656	Series 3371, Class FA, VAR, 0.853%, 09/15/37	1,669
2,592	Series 3373, Class TO, PO, 04/15/37	2,277
19,543	Series 3383, Class SA, IF, IO, 6.197%, 11/15/37	2,582
25,212	Series 3387, Class SA, IF, IO, 6.167%, 11/15/37	3,527

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,438	Series 3389, Class DQ, 5.750%, 10/15/35	3,767
6,558	Series 3398, Class PO, PO, 01/15/36	6,239
26,037	Series 3404, Class SC, IF, IO, 5.747%, 01/15/38	3,250
1,491	Series 3422, Class SE, IF, 16.816%, 02/15/38	1,840
12,752	Series 3424, Class PI, IF, IO, 6.547%, 04/15/38	1,725
16,048	Series 3430, Class AI, IO, 1.417%, 09/15/12	211
28,338	Series 3437, Class AI, IO, 1.335%, 09/15/11	211
610	Series 3443, Class SY, IF, 9.000%, 03/15/37	600
14,500	Series 3453, Class B, 5.500%, 05/15/38	15,678
8,821	Series 3455, Class SE, IF, IO, 5.947%, 06/15/38	1,076
2,369	Series 3461, Class LZ, 6.000%, 06/15/38	2,687
6,934	Series 3461, Class Z, 6.000%, 06/15/38	8,023
15,414	Series 3481, Class SJ, IF, IO, 5.597%, 08/15/38	1,692
7,500	Series 3493, Class LA, 4.000%, 10/15/23	7,996
6,500	Series 3501, Class CB, 5.500%, 01/15/39	7,028
15,495	Series 3505, Class SA, IF, IO, 5.747%, 01/15/39	1,587
15,003	Series 3511, Class SA, IF, IO, 5.747%, 02/15/39	1,580
2,505	Series 3515, Class PI, IO, 5.500%, 07/15/37	334
3,777	Series 3523, Class SD, IF, 18.966%, 06/15/36	4,602
1,239	Series 3531, Class MZ, 4.500%, 05/15/39	1,249
20,900	Series 3531, Class SA, IF, IO, 6.047%, 05/15/39	2,364
13,511	Series 3531, Class SM, IF, IO, 5.847%, 05/15/39	1,666
5,016	Series 3546, Class A, VAR, 5.974%, 02/15/39	5,346
16,183	Series 3549, Class FA, VAR, 1.453%, 07/15/39	16,537
7,358	Series 3564, Class JA, 4.000%, 01/15/18	7,817
10,538	Series 3607, Class BO, PO, 04/15/36	7,871
7,223	Series 3607, Class EO, PO, 02/15/33	6,843
5,716	Series 3607, Class TO, PO, 10/15/39	4,975
20,383	Series 3608, Class SC, IF, IO, 5.997%, 12/15/39	2,520
14,686	Series 3611, Class PO, PO, 07/15/34	13,420
4,600	Series 3632, Class BS, IF, 16.655%, 02/15/40	6,208
2,697	Series 3645, Class KZ, 5.500%, 08/15/36	3,006
6,800	Series 3654, Class DC, 5.000%, 04/15/30	7,214
4,039	Series 3654, Class VB, 5.500%, 10/15/27	4,498
3,990	Series 3659, Class VE, 5.000%, 03/15/26	4,407
12,635	Series 3666, Class VA, 5.500%, 12/15/22	14,138
26,224	Series 3680, Class MA, 4.500%, 07/15/39	28,154
19,730	Series 3687, Class MA, 4.500%, 02/15/37	21,149
11,253	Series 3688, Class CU, VAR, 6.823%, 11/15/21	12,107
34,106	Series 3688, Class GT, VAR, 7.149%, 11/15/46	36,695
95,602	Series 3704, Class CT, 7.000%, 12/15/36	107,871
43,519	Series 3704, Class DT, 7.500%, 11/15/36	49,503
40,251	Series 3704, Class ET, 7.500%, 12/15/36	45,785
22,922	Series 3740, Class SB, IF, IO, 5.747%, 10/15/40	3,760
23,970	Series 3740, Class SC, IF, IO, 5.747%, 10/15/40	3,343
18,327	Series R007, Class ZA, 6.000%, 05/15/36	21,007
	Federal Home Loan Mortgage Corp. STRIPS,
7	Series 134, Class B, IO, 9.000%, 04/01/22	2
14,862	Series 233, Class 11, IO, 5.000%, 09/15/35	2,251
12,079	Series 233, Class 12, IO, 5.000%, 09/15/35	1,842
23,393	Series 233, Class 13, IO, 5.000%, 09/15/35	3,529
80,199	Series 239, Class S30, IF, IO, 7.447%, 08/15/36	10,701
7,354	Series 243, Class 16, IO, 4.500%, 11/15/20	798
4,601	Series 243, Class 17, IO, 4.500%, 12/15/20	516
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,325	Series T-41, Class 3A, VAR, 7.500%, 07/25/32	1,544
5,838	Series T-42, Class A5, 7.500%, 02/25/42	6,842
4,002	Series T-48, Class 1A, VAR, 6.625%, 07/25/33	4,705
879	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	1,023
5,501	Series T-54, Class 2A, 6.500%, 02/25/43	6,314
1,880	Series T-54, Class 3A, 7.000%, 02/25/43	2,192
13,318	Series T-56, Class A5, 5.231%, 05/25/43	14,511
1,549	Series T-57, Class 1A3, 7.500%, 07/25/43	1,811
590	Series T-57, Class 1AP, PO, 07/25/43	490
7,499	Series T-58, Class 4A, 7.500%, 09/25/43	8,909
703	Series T-58, Class APO, PO, 09/25/43	514
7,286	Series T-59, Class 1A2, 7.000%, 10/25/43	8,365
811	Series T-59, Class 1AP, PO, 10/25/43	651
37,163	Series T-76, Class 2A, VAR, 4.781%, 10/25/37	38,518
	Federal National Mortgage Association Grantor Trust,
2,737	Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	3,258
3,619	Series 2001-T10, Class A2, 7.500%, 12/25/41	4,196
3,019	Series 2001-T3, Class A1, 7.500%, 11/25/40	3,514
3,455	Series 2002-T16, Class A2, 7.000%, 07/25/42	4,079
1,585	Series 2004-T1, Class 1A2, 6.500%, 01/25/44	1,779
7,963	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	9,271
4,702	Series 2004-T2, Class 2A, VAR, 4.287%, 07/25/43	4,950
11,642	Series 2004-T3, Class 1A2, 6.500%, 02/25/44	13,352
4,260	Series 2004-T3, Class 1A3, 7.000%, 02/25/44	4,912
	Federal National Mortgage Association REMICS,
23	Series 1988-7, Class Z, 9.250%, 04/25/18	26
94	Series 1989-70, Class G, 8.000%, 10/25/19	113
44	Series 1989-78, Class H, 9.400%, 11/25/19	52
40	Series 1989-83, Class H, 8.500%, 11/25/19	49
46	Series 1989-89, Class H, 9.000%, 11/25/19	55
28	Series 1990-1, Class D, 8.800%, 01/25/20	33
11	Series 1990-7, Class B, 8.500%, 01/25/20	13
14	Series 1990-60, Class K, 5.500%, 06/25/20	16
20	Series 1990-63, Class H, 9.500%, 06/25/20	23
15	Series 1990-93, Class G, 5.500%, 08/25/20	16
— (h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	3
— (h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	7
104	Series 1990-102, Class J, 6.500%, 08/25/20	116
88	Series 1990-120, Class H, 9.000%, 10/25/20	103
11	Series 1990-134, Class SC, HB, IF , 21.178%, 11/25/20	15
1	Series 1990-140, Class K, HB, 652.145%, 12/25/20	9
— (h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
26	Series 1991-24, Class Z, 5.000%, 03/25/21	29
30	Series 1991-42, Class S, IF, 17.183%, 05/25/21	39
5	Series 1992-101, Class J, 7.500%, 06/25/22	5
765	Series 1992-117, Class MA, 8.000%, 07/25/22	926
128	Series 1992-136, Class PK, 6.000%, 08/25/22	143
140	Series 1992-143, Class MA, 5.500%, 09/25/22	158
898	Series 1992-150, Class M, 8.000%, 09/25/22	1,087
290	Series 1992-163, Class M, 7.750%, 09/25/22	337
430	Series 1992-188, Class PZ, 7.500%, 10/25/22	491
207	Series 1993-21, Class KA, 7.700%, 03/25/23	241
527	Series 1993-25, Class J, 7.500%, 03/25/23	603
81	Series 1993-27, Class SA, IF, 15.500%, 02/25/23	130
1,321	Series 1993-37, Class PX, 7.000%, 03/25/23	1,490
453	Series 1993-54, Class Z, 7.000%, 04/25/23	511

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
4,884		Series 1993-56, Class PZ, 7.000%, 05/25/23	5,542
218		Series 1993-62, Class SA, IF, 16.653%, 04/25/23	297
2,773		Series 1993-99, Class Z, 7.000%, 07/25/23	3,274
124		Series 1993-122, Class M, 6.500%, 07/25/23	138
2,531		Series 1993-136, Class ZB, VAR, 6.792%, 07/25/23	2,988
3,863		Series 1993-141, Class Z, 7.000%, 08/25/23	4,406
112		Series 1993-165, Class SD, IF, 11.328%, 09/25/23	134
140		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	161
139		Series 1993-167, Class GA, 7.000%, 09/25/23	142
202		Series 1993-178, Class PK, 6.500%, 09/25/23	227
94		Series 1993-179, Class SB, HB, IF , 22.474%, 10/25/23	150
62		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	70
3,850		Series 1993-183, Class KA, 6.500%, 10/25/23	4,321
1,557		Series 1993-189, Class PL, 6.500%, 10/25/23	1,747
295		Series 1993-199, Class FA, VAR, 0.831%, 10/25/23	297
180		Series 1993-205, Class H, PO, 09/25/23	151
231		Series 1993-220, Class SG, IF, 15.437%, 11/25/13	264
144		Series 1993-225, Class SG, HB, IF , 26.331%, 12/25/13	187
267		Series 1993-225, Class UB, 6.500%, 12/25/23	291
72		Series 1993-230, Class FA, VAR, 0.881%, 12/25/23	73
267		Series 1993-247, Class FE, VAR, 1.281%, 12/25/23	273
326		Series 1993-247, Class SA, HB, IF , 23.645%, 12/25/23	535
124		Series 1993-247, Class SU, IF, 11.287%, 12/25/23	149
1,038		Series 1993-250, Class Z, 7.000%, 12/25/23	1,113
1,778		Series 1993-257, Class C, PO, 06/25/23	1,732
20		Series 1994-9, Class E, PO, 11/25/23	16
1,063		Series 1994-37, Class L, 6.500%, 03/25/24	1,220
5,179		Series 1994-40, Class Z, 6.500%, 03/25/24	5,832
5,986		Series 1994-62, Class PK, 7.000%, 04/25/24	6,938
3,599		Series 1994-63, Class PK, 7.000%, 04/25/24	4,082
150		Series 1995-2, Class Z, 8.500%, 01/25/25	177
373		Series 1995-19, Class Z, 6.500%, 11/25/23	439
1,920		Series 1996-14, Class SE, IF, IO, 8.210%, 08/25/23	273
83		Series 1996-27, Class FC, VAR, 0.781%, 03/25/17	84
1,516		Series 1996-48, Class Z, 7.000%, 11/25/26	1,721
192		Series 1996-59, Class J, 6.500%, 08/25/22	217
304		Series 1996-59, Class K, 6.500%, 07/25/23	314
426		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	20
1,444		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	65
283		Series 1997-27, Class J, 7.500%, 04/18/27	317
305		Series 1997-29, Class J, 7.500%, 04/20/27	353
1,080		Series 1997-32, Class PG, 6.500%, 04/25/27	1,240
1,254		Series 1997-39, Class PD, 7.500%, 05/20/27	1,453
304		Series 1997-42, Class EN, 7.250%, 07/18/27	321
113		Series 1997-42, Class ZC, 6.500%, 07/18/27	128
—	(h)	Series 1997-51, Class PM, IO, 7.000%, 05/18/12	—	(h)
1,696		Series 1997-61, Class ZC, 7.000%, 02/25/23	1,948
478		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	93
72		Series 1998-4, Class C, PO, 04/25/23	65
1,340		Series 1998-36, Class ZB, 6.000%, 07/18/28	1,500
374		Series 1998-43, Class SA, IF, IO, 18.053%, 04/25/23	154
588		Series 1998-66, Class SB, IF, IO, 7.897%, 12/25/28	104
333		Series 1999-17, Class C, 6.350%, 04/25/29	376
2,338		Series 1999-18, Class Z, 5.500%, 04/18/29	2,599
638		Series 1999-38, Class SK, IF, IO, 7.797%, 08/25/23	99
174		Series 1999-52, Class NS, HB, IF, 22.670%, 10/25/23	259

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
446	Series 1999-62, Class PB, 7.500%, 12/18/29	512
2,437	Series 2000-2, Class ZE, 7.500%, 02/25/30	2,798
716	Series 2000-20, Class SA, IF, IO, 8.847%, 07/25/30	173
106	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	26
994	Series 2001-4, Class PC, 7.000%, 03/25/21	1,092
628	Series 2001-5, Class OW, 6.000%, 03/25/16	658
405	Series 2001-7, Class PF, 7.000%, 03/25/31	464
1,499	Series 2001-7, Class PR, 6.000%, 03/25/16	1,580
1,541	Series 2001-10, Class PR, 6.000%, 04/25/16	1,621
1,110	Series 2001-30, Class PM, 7.000%, 07/25/31	1,272
289	Series 2001-31, Class VD, 6.000%, 05/25/31	291
2,896	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	548
1,926	Series 2001-36, Class DE, 7.000%, 08/25/31	2,204
2,335	Series 2001-44, Class MY, 7.000%, 09/25/31	2,674
690	Series 2001-44, Class PD, 7.000%, 09/25/31	790
490	Series 2001-44, Class PU, 7.000%, 09/25/31	560
5,938	Series 2001-48, Class Z, 6.500%, 09/25/21	6,698
693	Series 2001-49, Class Z, 6.500%, 09/25/31	785
328	Series 2001-52, Class KB, 6.500%, 10/25/31	371
1,160	Series 2001-52, Class XN, 6.500%, 11/25/15	1,256
5,000	Series 2001-60, Class PX, 6.000%, 11/25/31	5,648
1,417	Series 2001-60, Class QS, HB, IF , 23.613%, 09/25/31	2,010
3,633	Series 2001-61, Class Z, 7.000%, 11/25/31	4,161
1,168	Series 2001-71, Class MB, 6.000%, 12/25/16	1,263
2,010	Series 2001-71, Class QE, 6.000%, 12/25/16	2,171
275	Series 2001-72, Class SX, IF, 16.876%, 12/25/31	362
6,312	Series 2001-74, Class MB, 6.000%, 12/25/16	6,826
938	Series 2001-80, Class PE, 6.000%, 07/25/29	963
206	Series 2001-81, Class LO, PO, 01/25/32	178
1,721	Series 2002-1, Class G, 7.000%, 07/25/23	1,954
953	Series 2002-1, Class HC, 6.500%, 02/25/22	1,022
612	Series 2002-1, Class SA, HB, IF , 24.364%, 02/25/32	860
267	Series 2002-1, Class UD, HB, IF, 23.516%, 12/25/23	376
1,669	Series 2002-2, Class UC, 6.000%, 02/25/17	1,796
4,508	Series 2002-3, Class OG, 6.000%, 02/25/17	4,867
2,840	Series 2002-5, Class PK, 6.000%, 02/25/22	3,263
787	Series 2002-7, Class OG, 6.000%, 03/25/17	849
2,654	Series 2002-7, Class TG, 6.000%, 03/25/17	2,864
918	Series 2002-11, Class QG, 5.500%, 03/25/17	992
3,317	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	157
57	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	64
12,399	Series 2002-15, Class ZA, 6.000%, 04/25/32	13,836
4,249	Series 2002-16, Class PG, 6.000%, 04/25/17	4,597
6,496	Series 2002-18, Class PC, 5.500%, 04/25/17	6,861
785	Series 2002-19, Class PE, 6.000%, 04/25/17	847
161	Series 2002-21, Class LO, PO, 04/25/32	139
2,134	Series 2002-21, Class PE, 6.500%, 04/25/32	2,382
2,891	Series 2002-24, Class AJ, 6.000%, 04/25/17	3,168
3,846	Series 2002-28, Class PK, 6.500%, 05/25/32	4,341
1,561	Series 2002-31, Class S, IF, 18.712%, 05/25/17	2,037
1,922	Series 2002-37, Class Z, 6.500%, 06/25/32	2,173
9,115	Series 2002-38, Class QE, 6.000%, 06/25/17	9,839
1,120	Series 2002-42, Class C, 6.000%, 07/25/17	1,224
4,759	Series 2002-48, Class GH, 6.500%, 11/25/32	5,306
5,000	Series 2002-54, Class PG, 6.000%, 09/25/22	5,637
646	Series 2002-55, Class QE, 5.500%, 09/25/17	708

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
8,788	Series 2002-56, Class UC, 5.500%, 09/25/17	9,570
3,275	Series 2002-57, Class AE, 5.500%, 09/25/17	3,560
858	Series 2002-63, Class KC, 5.000%, 10/25/17	915
917	Series 2002-71, Class AP, 5.000%, 11/25/32	1,008
7,841	Series 2002-71, Class KM, 5.000%, 11/25/17	8,364
1,171	Series 2002-77, Class S, IF, 14.019%, 12/25/32	1,321
15,511	Series 2002-78, Class Z, 5.500%, 12/25/32	17,277
10,673	Series 2002-81, Class JO, PO, 04/25/32	10,379
2,112	Series 2002-83, Class CS, 6.881%, 08/25/23	2,392
1,743	Series 2002-84, Class VB, 5.500%, 04/25/15	1,905
1,427	Series 2002-90, Class A1, 6.500%, 06/25/42	1,637
292	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	15
6,216	Series 2002-94, Class BK, 5.500%, 01/25/18	6,855
1,500	Series 2003-9, Class NZ, 6.500%, 02/25/33	1,692
1,703	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	231
4,550	Series 2003-22, Class UD, 4.000%, 04/25/33	4,848
883	Series 2003-27, Class DW, 4.500%, 04/25/17	907
1,400	Series 2003-32, Class KC, 5.000%, 05/25/18	1,522
6,774	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	1,299
2,614	Series 2003-34, Class AX, 6.000%, 05/25/33	2,950
2,256	Series 2003-34, Class ED, 6.000%, 05/25/33	2,621
640	Series 2003-34, Class GB, 6.000%, 03/25/33	728
1,199	Series 2003-34, Class GE, 6.000%, 05/25/33	1,396
1,115	Series 2003-35, Class EA, PO, 05/25/33	994
806	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	143
1,960	Series 2003-39, Class LW, 5.500%, 05/25/23	2,199
2,800	Series 2003-41, Class PE, 5.500%, 05/25/23	3,181
1,092	Series 2003-42, Class GB, 4.000%, 05/25/33	1,162
3,453	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	122
2,715	Series 2003-47, Class PE, 5.750%, 06/25/33	3,064
1,457	Series 2003-52, Class SX, HB, IF, 22.190%, 10/25/31	2,212
247	Series 2003-60, Class NJ, 5.000%, 07/25/21	250
3,424	Series 2003-64, Class SX, IF, 13.115%, 07/25/33	3,742
5,000	Series 2003-67, Class TJ, 4.750%, 07/25/18	5,476
267	Series 2003-67, Class VQ, 7.000%, 01/25/19	272
230	Series 2003-68, Class QP, 3.000%, 07/25/22	235
4,132	Series 2003-71, Class DS, IF, 7.128%, 08/25/33	4,116
19,223	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	3,284
5,000	Series 2003-73, Class HC, 5.500%, 08/25/33	5,567
4,655	Series 2003-73, Class HF, VAR, 0.703%, 01/25/31	4,665
627	Series 2003-74, Class SH, IF, 9.714%, 08/25/33	625
2,695	Series 2003-76, Class SH, IF, 13.693%, 09/25/31	3,090
8,966	Series 2003-80, Class SY, IF, IO, 7.397%, 06/25/23	942
7,000	Series 2003-81, Class HC, 4.750%, 09/25/18	7,581
1,580	Series 2003-81, Class LC, 4.500%, 09/25/18	1,721
2,000	Series 2003-82, Class VB, 5.500%, 08/25/33	2,219
8,876	Series 2003-83, Class PG, 5.000%, 06/25/23	9,554
4,315	Series 2003-91, Class BL, 5.000%, 02/25/29	4,337
1,514	Series 2003-91, Class SD, IF, 12.078%, 09/25/33	1,671
2,878	Series 2003-91, Class XT, 4.500%, 12/25/17	2,912
1,123	Series 2003-92, Class GA, 4.500%, 09/25/18	1,151
269	Series 2003-92, Class SH, IF, 9.188%, 09/25/18	274
17,782	Series 2003-105, Class AZ, 5.500%, 10/25/33	20,512
4,423	Series 2003-106, Class US, IF, 8.695%, 11/25/23	4,428
7,410	Series 2003-116, Class SB, IF, IO, 7.347%, 11/25/33	1,300
7,583	Series 2003-117, Class JB, 3.500%, 06/25/33	7,966

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,240	Series 2003-122, Class TE, 5.000%, 12/25/22	2,434
272	Series 2003-124, Class SV, IF, 11.262%, 03/25/31	276
1,345	Series 2003-128, Class KE, 4.500%, 01/25/14	1,398
3,300	Series 2003-128, Class NG, 4.000%, 01/25/19	3,549
1,388	Series 2003-130, Class SX, IF, 11.140%, 01/25/34	1,488
1,381	Series 2003-131, Class SK, IF, 15.693%, 01/25/34	1,661
712	Series 2003-132, Class OA, PO, 08/25/33	631
5,895	Series 2004-3, Class BE, 4.000%, 02/25/19	6,321
4,667	Series 2004-4, Class QI, IF, IO, 6.847%, 06/25/33	726
3,471	Series 2004-4, Class QM, IF, 13.693%, 06/25/33	3,979
3,244	Series 2004-10, Class SC, HB, IF, 27.586%, 02/25/34	4,743
3,080	Series 2004-14, Class SD, IF, 8.695%, 03/25/34	3,023
4,433	Series 2004-17, Class H, 5.500%, 04/25/34	4,546
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	1,072
2,320	Series 2004-21, Class CO, PO, 04/25/34	1,899
605	Series 2004-22, Class A, 4.000%, 04/25/19	617
3,275	Series 2004-25, Class PC, 5.500%, 01/25/34	3,716
5,087	Series 2004-25, Class SA, IF, 18.828%, 04/25/34	6,578
8,100	Series 2004-27, Class HB, 4.000%, 05/25/19	8,672
7,830	Series 2004-28, Class PF, VAR, 0.653%, 03/25/34	7,869
11,897	Series 2004-36, Class FA, VAR, 0.653%, 05/25/34	11,967
2,157	Series 2004-36, Class PC, 5.500%, 02/25/34	2,454
5,087	Series 2004-36, Class SA, IF, 18.828%, 05/25/34	6,660
1,791	Series 2004-36, Class SN, IF, 13.693%, 07/25/33	2,027
8,678	Series 2004-46, Class EP, PO, 03/25/34	7,853
5,088	Series 2004-46, Class HS, IF, IO, 5.747%, 05/25/30	301
1,227	Series 2004-46, Class QB, HB, IF , 22.986%, 05/25/34	1,646
1,077	Series 2004-46, Class SK, IF, 15.803%, 05/25/34	1,268
1,384	Series 2004-51, Class SY, IF, 13.733%, 07/25/34	1,610
1,400	Series 2004-53, Class NC, 5.500%, 07/25/24	1,497
1,426	Series 2004-59, Class BG, PO, 12/25/32	1,272
2,288	Series 2004-61, Class CO, PO, 10/25/31	2,264
300	Series 2004-61, Class SH, HB, IF, 22.974%, 11/25/32	431
903	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	965
5,000	Series 2004-65, Class EY, 5.500%, 08/25/24	5,630
12,000	Series 2004-72, Class CB, 4.000%, 09/25/19	12,893
1,285	Series 2004-74, Class SW, IF, 14.993%, 11/25/31	1,647
2,251	Series 2004-76, Class CL, 4.000%, 10/25/19	2,404
4,576	Series 2004-79, Class S, IF, 19.103%, 08/25/32	5,752
1,515	Series 2004-79, Class SP, IF, 19.103%, 11/25/34	1,958
2,000	Series 2004-81, Class AC, 4.000%, 11/25/19	2,137
9,600	Series 2004-81, Class JG, 5.000%, 11/25/24	10,503
1,282	Series 2004-89, Class EA, IF, 12.759%, 01/25/34	1,433
1,857	Series 2004-92, Class BX, 5.500%, 09/25/34	2,074
560	Series 2004-92, Class JO, PO, 12/25/34	558
2,120	Series 2004-101, Class HD, 5.000%, 01/25/20	2,338
1,707	Series 2005-14, Class BA, 4.500%, 04/25/19	1,775
5,600	Series 2005-16, Class LE, 5.500%, 07/25/33	6,203
5,087	Series 2005-25, Class PF, VAR, 0.603%, 04/25/35	5,089
755	Series 2005-27, Class TH, 5.500%, 07/25/31	781
1,321	Series 2005-40, Class ZM, 5.000%, 05/25/35	1,444
1,255	Series 2005-42, Class PS, IF, 16.366%, 05/25/35	1,584
1,912	Series 2005-45, Class BG, 4.500%, 06/25/25	1,931
140	Series 2005-47, Class AN, 5.000%, 12/25/16	142
497	Series 2005-52, Class PA, 6.500%, 06/25/35	546
5,211	Series 2005-56, Class S, IF, IO, 6.457%, 07/25/35	914

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,411	Series 2005-56, Class TP, IF, 17.390%, 08/25/33	3,015
1,804	Series 2005-57, Class CD, HB, IF , 24.175%, 01/25/35	2,560
611	Series 2005-57, Class DC, HB, IF , 20.951%, 12/25/34	749
7,962	Series 2005-57, Class EG, VAR, 0.553%, 03/25/35	7,967
1,000	Series 2005-59, Class SU, HB, IF, 24.233%, 06/25/35	1,467
1,349	Series 2005-66, Class SG, IF, 16.741%, 07/25/35	1,686
8,500	Series 2005-67, Class EY, 5.500%, 08/25/25	9,457
1,500	Series 2005-68, Class BC, 5.250%, 06/25/35	1,665
6,969	Series 2005-68, Class PG, 5.500%, 08/25/35	7,818
2,500	Series 2005-68, Class UC, 5.000%, 06/25/35	2,753
7,815	Series 2005-72, Class SB, IF, 16.241%, 08/25/35	9,681
2,104	Series 2005-73, Class PS, IF, 16.066%, 08/25/35	2,704
9,154	Series 2005-73, Class ZB, 5.500%, 08/25/35	9,454
1,800	Series 2005-74, Class CP, HB, IF, 23.821%, 05/25/35	2,691
7,842	Series 2005-74, Class CS, IF, 19.323%, 05/25/35	10,304
5,391	Series 2005-74, Class SK, IF, 19.433%, 05/25/35	7,447
8,934	Series 2005-84, Class XM, 5.750%, 10/25/35	10,037
356	Series 2005-86, Class GB, 5.000%, 10/25/35	360
5,300	Series 2005-88, Class QO, PO, 11/25/33	5,121
2,867	Series 2005-90, Class ES, IF, 16.241%, 10/25/35	3,588
1,702	Series 2005-90, Class PO, PO, 09/25/35	1,526
6,398	Series 2005-93, Class MF, VAR, 0.503%, 08/25/34	6,396
1,029	Series 2005-96, Class BP, 5.900%, 02/25/15	1,032
423	Series 2005-98, Class GO, PO, 11/25/35	410
14,556	Series 2005-106, Class US, HB, IF , 23.637%, 11/25/35	21,737
6,841	Series 2005-109, Class PB, 6.000%, 01/25/34	7,256
1,000	Series 2005-109, Class PC, 6.000%, 12/25/35	1,163
16,328	Series 2005-110, Class GJ, 5.500%, 11/25/30	17,248
17,500	Series 2005-110, Class GK, 5.500%, 08/25/34	19,524
5,659	Series 2005-110, Class GL, 5.500%, 12/25/35	6,358
3,300	Series 2005-110, Class MJ, 5.500%, 01/25/33	3,526
2,840	Series 2005-110, Class MN, 5.500%, 06/25/35	3,196
1,585	Series 2005-116, Class PB, 6.000%, 04/25/34	1,737
35,000	Series 2005-118, Class ME, 6.000%, 01/25/32	36,230
15,000	Series 2005-118, Class PN, 6.000%, 01/25/32	16,544
11,388	Series 2005-123, Class FG, VAR, 0.703%, 07/25/34	11,377
77	Series 2005-123, Class LO, PO, 01/25/36	75
4,000	Series 2006-7, Class TC, 6.000%, 09/25/33	4,303
6,489	Series 2006-8, Class JZ, 5.500%, 03/25/36	7,245
1,396	Series 2006-11, Class PS, HB, IF, 23.637%, 03/25/36	2,021
6,489	Series 2006-12, Class BZ, 5.500%, 03/25/36	7,236
2,831	Series 2006-15, Class OT, PO, 01/25/36	2,618
4,904	Series 2006-16, Class FC, VAR, 0.553%, 03/25/36	4,903
6,489	Series 2006-16, Class HZ, 5.500%, 03/25/36	7,199
1,205	Series 2006-16, Class OA, PO, 03/25/36	1,095
2,670	Series 2006-22, Class AO, PO, 04/25/36	2,380
4,015	Series 2006-23, Class FK, VAR, 0.503%, 04/25/36	4,011
2,163	Series 2006-23, Class KO, PO, 04/25/36	1,892
5,747	Series 2006-27, Class OH, PO, 04/25/36	5,075
1,255	Series 2006-33, Class LS, HB, IF , 29.010%, 05/25/36	1,922
2,000	Series 2006-39, Class WC, 5.500%, 01/25/36	2,238
2,709	Series 2006-42, Class CF, VAR, 0.703%, 06/25/36	2,724
4,355	Series 2006-43, Class DO, PO, 06/25/36	3,826
854	Series 2006-43, Class G, 6.500%, 09/25/33	877
1,604	Series 2006-43, Class PO, PO, 06/25/36	1,361
3,769	Series 2006-43, Class VB, 6.500%, 10/25/17	4,110

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
16,010	Series 2006-44, Class FP, VAR, 0.653%, 06/25/36	16,077
2,722	Series 2006-44, Class GO, PO, 06/25/36	2,348
8,653	Series 2006-44, Class P, PO, 12/25/33	7,688
3,687	Series 2006-46, Class FW, VAR, 0.653%, 06/25/36	3,704
590	Series 2006-46, Class SW, HB, IF , 23.270%, 06/25/36	824
2,000	Series 2006-46, Class UC, 5.500%, 12/25/35	2,239
10,066	Series 2006-50, Class JO, PO, 06/25/36	8,976
14,378	Series 2006-50, Class PS, PO, 06/25/36	12,511
15,851	Series 2006-53, Class US, IF, IO, 6.327%, 06/25/36	2,239
1,110	Series 2006-58, Class AP, PO, 07/25/36	946
2,985	Series 2006-58, Class FL, VAR, 0.713%, 07/25/36	3,004
1,697	Series 2006-58, Class PO, PO, 07/25/36	1,449
745	Series 2006-59, Class CO, PO, 08/25/35	723
5,326	Series 2006-59, Class QO, PO, 01/25/33	5,057
1,361	Series 2006-60, Class AK, HB, IF , 27.786%, 07/25/36	2,223
7,831	Series 2006-60, Class DO, PO, 04/25/35	7,165
1,334	Series 2006-62, Class PS, HB, IF, 38.379%, 07/25/36	2,341
9,321	Series 2006-63, Class ZH, 6.500%, 07/25/36	11,533
3,195	Series 2006-65, Class QO, PO, 07/25/36	2,764
3,651	Series 2006-66, Class NV, 6.500%, 02/25/24	3,895
14,905	Series 2006-71, Class ZL, 6.000%, 07/25/36	17,668
5,776	Series 2006-72, Class GO, PO, 08/25/36	4,990
1,598	Series 2006-72, Class TO, PO, 08/25/36	1,357
1,093	Series 2006-75, Class CM, 6.500%, 12/25/33	1,116
10,500	Series 2006-77, Class PC, 6.500%, 08/25/36	11,878
2,649	Series 2006-78, Class BZ, 6.500%, 08/25/36	3,074
3,110	Series 2006-79, Class DF, VAR, 0.603%, 08/25/36	3,122
2,354	Series 2006-79, Class DO, PO, 08/25/36	2,046
2,034	Series 2006-79, Class OP, PO, 08/25/36	1,695
1,317	Series 2006-85, Class MZ, 6.500%, 09/25/36	1,531
2,371	Series 2006-86, Class OB, PO, 09/25/36	2,050
2,244	Series 2006-90, Class AO, PO, 09/25/36	2,037
1,328	Series 2006-94, Class GK, HB, IF , 31.983%, 10/25/26	2,006
2,283	Series 2006-95, Class SG, HB, IF, 25.186%, 10/25/36	3,205
229	Series 2006-102, Class PA, 5.000%, 08/25/26	230
635	Series 2006-109, Class PO, PO, 11/25/36	573
7,736	Series 2006-110, Class PO, PO, 11/25/36	6,844
2,500	Series 2006-111, Class EO, PO, 11/25/36	2,134
3,691	Series 2006-113, Class PO, PO, 07/25/36	3,357
587	Series 2006-115, Class ES, HB, IF , 25.546%, 12/25/36	912
1,979	Series 2006-115, Class OK, PO, 12/25/36	1,645
21,236	Series 2006-117, Class GS, IF, IO, 6.397%, 12/25/36	2,451
5,837	Series 2006-118, Class A1, VAR, 0.313%, 12/25/36	5,765
19,605	Series 2006-118, Class A2, VAR, 0.313%, 12/25/36	19,378
3,053	Series 2006-119, Class PO, PO, 12/25/36	2,770
1,300	Series 2006-128, Class BP, 5.500%, 01/25/37	1,485
1,528	Series 2006-128, Class PO, PO, 01/25/37	1,334
7,940	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	1,461
724	Series 2007-1, Class SD, HB, IF , 37.479%, 02/25/37	1,216
510	Series 2007-2, Class FA, VAR, 0.453%, 02/25/37	507
9,777	Series 2007-7, Class SG, IF, IO, 6.247%, 08/25/36	1,179
8,411	Series 2007-10, Class FD, VAR, 0.503%, 02/25/37	8,341
31,191	Series 2007-14, Class ES, IF, IO, 6.187%, 03/25/37	4,225
2,791	Series 2007-14, Class OP, PO,
	03/25/37	2,461
5,047	Series 2007-14, Class QD, 5.500%, 11/25/35	5,604
2,300	Series 2007-15, Class NO, PO, 03/25/22	2,118

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
18,015	Series 2007-16, Class FC, VAR, 1.003%, 03/25/37	17,991
2,267	Series 2007-22, Class SC, IF, IO, 5.827%, 03/25/37	205
1,750	Series 2007-24, Class GW, 5.500%, 03/25/29	1,940
4,616	Series 2007-29, Class SG, HB, IF, 21.822%, 04/25/37	6,215
17,161	Series 2007-35, Class SI, IF, IO, 5.847%, 04/25/37	2,002
2,654	Series 2007-42, Class AO, PO, 05/25/37	2,405
11,000	Series 2007-42, Class B, 6.000%, 05/25/37	12,636
6,456	Series 2007-43, Class FL, VAR, 0.553%, 05/25/37	6,449
1,500	Series 2007-47, Class PC, 5.000%, 07/25/33	1,596
28,697	Series 2007-53, Class SH, IF, IO, 5.847%, 06/25/37	3,658
44,822	Series 2007-54, Class FA, VAR, 0.653%, 06/25/37	45,026
5,145	Series 2007-54, Class WI, IF, IO, 5.847%, 06/25/37	672
44,515	Series 2007-60, Class AX, IF, IO, 6.897%, 07/25/37	7,262
3,934	Series 2007-62, Class SE, IF, 15.866%, 07/25/37	4,786
7,512	Series 2007-64, Class FB, VAR, 0.623%, 07/25/37	7,553
44,921	Series 2007-65, Class KI, IF, IO, 6.367%, 07/25/37	5,067
1,238	Series 2007-65, Class PA, 6.000%, 03/25/31	1,272
3,619	Series 2007-70, Class Z, 5.500%, 07/25/37	4,112
46,821	Series 2007-72, Class EK, IF, IO, 6.147%, 07/25/37	6,143
2,022	Series 2007-75, Class EO, PO, 01/25/36	1,927
5,403	Series 2007-76, Class AZ, 5.500%, 08/25/37	6,015
3,662	Series 2007-76, Class ZG, 6.000%, 08/25/37	4,153
8,698	Series 2007-77, Class FG, VAR, 0.753%, 03/25/37	8,770
2,000	Series 2007-78, Class CB, 6.000%, 08/25/37	2,268
4,601	Series 2007-78, Class PE, 6.000%, 08/25/37	5,241
2,000	Series 2007-79, Class PC, 5.000%, 01/25/32	2,147
4,894	Series 2007-79, Class SB, HB, IF, 23.087%, 08/25/37	6,977
4,000	Series 2007-81, Class GE, 6.000%, 08/25/37	4,589
1,960	Series 2007-83, Class PA, 6.000%, 03/25/29	1,977
4,464	Series 2007-84, Class PG, 6.000%, 12/25/36	5,060
1,920	Series 2007-85, Class SL, IF, 15.516%, 09/25/37	2,315
10,819	Series 2007-88, Class VI, IF, IO, 6.287%, 09/25/37	1,652
11,577	Series 2007-91, Class ES, IF, IO, 6.207%, 10/25/37	1,557
3,442	Series 2007-92, Class YA, 6.500%, 06/25/37	3,837
5,737	Series 2007-92, Class YS, IF, IO, 5.527%, 06/25/37	725
4,205	Series 2007-97, Class FC, VAR, 0.753%, 07/25/37	4,241
8,421	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	1,707
2,750	Series 2007-97, Class MS, IF, 14.202%, 12/25/31	2,943
2,700	Series 2007-98, Class FB, VAR, 0.703%, 06/25/37	2,287
3,757	Series 2007-98, Class VA, 6.000%, 11/25/17	4,117
22,561	Series 2007-100, Class SM, IF, IO, 6.197%, 10/25/37	3,012
80,963	Series 2007-101, Class A2, VAR, 0.503%, 06/27/36	80,406
7,479	Series 2007-106, Class A7, VAR, 6.037%, 10/25/37	7,998
11,221	Series 2007-108, Class AN, VAR, 8.715%, 11/25/37	13,962
2,966	Series 2007-108, Class SA, IF, IO, 6.107%, 12/25/37	315
30,154	Series 2007-109, Class AI, IF, IO, 6.147%, 12/25/37	3,740
6,180	Series 2007-112, Class MJ, 6.500%, 12/25/37	7,131
13,976	Series 2007-112, Class SA, IF, IO, 6.197%, 12/25/37	1,965
51,000	Series 2007-114, Class A6, VAR, 0.453%, 10/27/37	50,909
26,606	Series 2007-116, Class HI, IO, VAR, 6.348%, 01/25/38	1,630
831	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	94
27,411	Series 2008-1, Class BI, IF, IO, 5.657%, 02/25/38	3,205
26,955	Series 2008-4, Class SD, IF, IO, 5.747%, 02/25/38	3,621
6,836	Series 2008-10, Class XI, IF, IO, 5.977%, 03/25/38	778
13,498	Series 2008-16, Class IS, IF, IO, 5.947%, 03/25/38	1,501
2,733	Series 2008-18, Class SP, IF, 13.493%, 03/25/38	3,095

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
10,233	Series 2008-20, Class SA, IF, IO, 6.737%, 03/25/38	1,496
19,040	Series 2008-24, Class PF, VAR, 0.903%, 02/25/38	19,238
8,797	Series 2008-27, Class SN, IF, IO, 6.647%, 04/25/38	1,172
2,892	Series 2008-28, Class QS, IF, 19.940%, 04/25/38	3,842
15,072	Series 2008-32, Class SA, IF, IO, 6.597%, 04/25/38	1,951
22,686	Series 2008-35, Class AI, IO, VAR, 0.827%, 01/25/12	64
41,398	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	427
2,328	Series 2008-42, Class AO, PO, 09/25/36	2,057
549	Series 2008-44, Class PO, PO, 05/25/38	488
13,003	Series 2008-46, Class HI, IO, VAR, 6.684%, 06/25/38	878
6,973	Series 2008-47, Class SI, IF, IO, 6.247%, 06/25/23	864
2,649	Series 2008-53, Class CA, 5.000%, 07/25/23	2,915
6,615	Series 2008-53, Class CI, IF, IO, 6.947%, 07/25/38	958
31,818	Series 2008-55, Class S, IF, IO, 7.347%, 07/25/28	4,744
5,985	Series 2008-56, Class AC, 5.000%, 07/25/38	6,499
942	Series 2008-59, Class IG, IO, 5.500%, 11/25/34	60
1,500	Series 2008-60, Class JC, 5.000%, 07/25/38	1,635
2,778	Series 2008-61, Class BH, 4.500%, 07/25/23	2,934
3,778	Series 2008-61, Class CB, 5.000%, 07/25/23	4,179
323	Series 2008-66, Class GD, 6.000%, 06/25/30	339
9,472	Series 2008-76, Class GF, VAR, 0.903%, 09/25/23	9,548
22,522	Series 2008-80, Class SA, IF, IO, 5.597%, 09/25/38	2,321
10,522	Series 2008-81, Class SB, IF, IO, 5.597%, 09/25/38	1,141
1,578	Series 2009-4, Class BD, 4.500%, 02/25/39	1,651
15,053	Series 2009-6, Class GS, IF, IO, 6.297%, 02/25/39	2,099
9,466	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	1,084
11,770	Series 2009-15, Class MI, IO, 5.000%, 03/25/24	1,268
17,926	Series 2009-17, Class QS, IF, IO, 6.397%, 03/25/39	2,426
4,424	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	326
1,217	Series 2009-47, Class MT, 7.000%, 07/25/39	1,365
9,533	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	1,434
10,000	Series 2009-59, Class HB, 5.000%, 08/25/39	10,735
1,190	Series 2009-63, Class P, 5.000%, 03/25/37	1,277
9,506	Series 2009-69, Class WA, VAR, 6.012%, 09/25/39	10,486
19,133	Series 2009-84, Class WS, IF, IO, 5.647%, 10/25/39	1,985
37,597	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	5,451
38,593	Series 2009-86, Class OT, PO, 10/25/37	32,563
36,285	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	2,694
19,651	Series 2009-99, Class SC, IF, IO, 5.927%, 12/25/39	2,130
10,314	Series 2009-99, Class WA, VAR, 6.295%, 12/25/39	11,848
21,781	Series 2009-103, Class MB, 4.000%, 12/25/39	22,996
26,140	Series 2009-112, Class ST, IF, IO, 5.997%, 01/25/40	2,740
3,922	Series 2009-113, Class AO, PO, 01/25/40	3,450
3,687	Series 2010-1, Class WA, VAR, 6.132%, 02/25/40	4,142
8,917	Series 2010-16, Class WA, 6.428%, 03/25/40	9,971
7,620	Series 2010-16, Class WB, 6.237%, 03/25/40	8,614
26,110	Series 2010-35, Class SB, IF, IO, 6.167%, 04/25/40	3,384
3,000	Series 2010-35, Class SJ, IF, 16.822%, 04/25/40	3,736
2,176	Series 2010-39, Class OT, PO, 10/25/35	1,968
21,402	Series 2010-42, Class S, IF, IO, 6.147%, 05/25/40	2,793
2,878	Series 2010-47, Class AV, 5.000%, 05/25/21	3,188
18,545	Series 2010-49, Class SC, IF, 12.153%, 03/25/40	22,002
9,760	Series 2010-58, Class MB, 5.500%, 06/25/40	11,113
66,631	Series 2010-64, Class DM, 5.000%, 06/25/40	72,933
2,000	Series 2010-102, Class PN, 5.000%, 09/25/40	2,154
73,509	Series 2010-111, Class AE, 5.500%, 04/25/38	79,956

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
19,500		Series 2010-111, Class AM, 5.500%, 10/25/40	21,689
39,776		Series 2010-125, Class SA, IF, IO, 4.187%, 11/25/40	3,403
48,759		Series 2010-133, Class A, 5.500%, 05/25/38	53,513
20,000		Series 2010-139, Class SA, IF, IO, 5.777%, 10/01/40 (d)	20,788
20		Series G-14, Class L, 8.500%, 06/25/21	24
1		Series G-17, Class S, HB, VAR, 1,051.957%, 06/25/21	28
95		Series G-18, Class Z, 8.750%, 06/25/21	115
26		Series G-22, Class G, 6.000%, 12/25/16	28
90		Series G-28, Class S, IF, 14.819%, 09/25/21	118
144		Series G-35, Class M, 8.750%, 10/25/21	169
28		Series G-51, Class SA, HB, IF , 24.490%, 12/25/21	43
35		Series G92-15, Class Z, 7.000%, 01/25/22	35
—	(h)	Series G92-27, Class SQ, HB, IF, 1,698.030%, 05/25/22	58
659		Series G92-35, Class E, 7.500%, 07/25/22	757
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	8
59		Series G92-42, Class Z, 7.000%, 07/25/22	67
2,060		Series G92-44, Class ZQ, 8.000%, 07/25/22	2,494
943		Series G92-45, Class Z, 6.000%, 08/25/22	1,044
59		Series G92-52, Class FD, VAR, 0.302%, 09/25/22	59
808		Series G92-54, Class ZQ, 7.500%, 09/25/22	930
61		Series G92-59, Class F, VAR, 2.363%, 10/25/22	63
121		Series G92-61, Class Z, 7.000%, 10/25/22	137
90		Series G92-62, Class B, PO, 10/25/22	81
410		Series G93-1, Class KA, 7.900%, 01/25/23	482
156		Series G93-5, Class Z, 6.500%, 02/25/23	178
122		Series G93-14, Class J, 6.500%, 03/25/23	138
279		Series G93-17, Class SI, IF, 6.000%, 04/25/23	283
268		Series G93-27, Class FD, VAR, 1.161%, 08/25/23	274
66		Series G93-37, Class H, PO, 09/25/23	55
171		Series G95-1, Class C, 8.800%, 01/25/25	205
		Federal National Mortgage Association STRIPS,
9		Series 23, Class 2, IO, 10.000%, 09/01/17	1
5		Series 50, Class 2, IO, 10.500%, 03/01/19	1
64		Series 218, Class 2, IO, 7.500%, 04/01/23	13
37		Series 265, Class 2, 9.000%, 03/01/24	44
1,183		Series 329, Class 1, PO, 01/01/33	1,071
3,712		Series 339, Class 18, IO, 4.500%, 07/01/18	354
5,315		Series 339, Class 21, IO, 4.500%, 07/01/18	520
2,612		Series 339, Class 28, IO, 5.500%, 07/01/18	293
1,794		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	276
5,976		Series 365, Class 8, IO, 5.500%, 05/01/36	891
754		Series 368, Class 3, IO, 4.500%, 11/01/20	78
4,225		Series 374, Class 5, IO, 5.500%, 08/01/36	626
5,592		Series 383, Class 33, IO, 6.000%, 01/01/38	633
1,729		Series 393, Class 6, IO, 5.500%, 04/25/37	159
		Federal National Mortgage Association Whole Loan,
77		Series 2002-W5, Class A10, IF, IO, 7.847%, 11/25/30	1
2,940		Series 2003-W1, Class 1A1, 6.500%, 12/25/42	3,372
693		Series 2003-W1, Class 2A, VAR, 7.500%, 12/25/42	805
2,835		Series 2003-W2, Class 1A1, 6.500%, 07/25/42	3,252
1,756		Series 2003-W2, Class 2A9, 5.900%, 07/25/42	1,937
602		Series 2003-W4, Class 2A, 6.500%, 10/25/42	691
6,639		Series 2003-W6, Class 3A, 6.500%, 09/25/42	7,441
7,837		Series 2003-W8, Class 2A, 7.000%, 10/25/42	9,252
1,468		Series 2003-W8, Class 3F1, VAR, 0.653%, 05/25/42	1,459
8,572		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	9,845

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,769	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	3,269
2,565	Series 2004-W8, Class 3A, 7.500%, 06/25/44	2,987
6,800	Series 2004-W10, Class A6, 5.750%, 08/25/34	7,377
8,329	Series 2004-W15, Class 2AF, VAR, 0.503%, 08/25/44	8,279
4,770	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	5,471
46,838	Series 2005-W3, Class 2AF, VAR, 0.473%, 03/25/45	46,805
3,857	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	4,323
31,678	Series 2006-W2, Class 1AF1, VAR, 0.473%, 02/25/36	31,345
6,909	Series 2006-W2, Class 2A, VAR, 3.501%, 11/25/35	7,152
7,234	Series 2006-W3, Class 2A, 6.000%, 09/25/46	7,961
71,717	Series 2007-W1, Class 1AF1, VAR, 0.513%, 11/25/46	71,122
1,052	Series 2007-W10, Class 2A, VAR, 6.179%, 08/25/47	1,192
6,269	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	7,189
3,860	Series 2007-W5, Class PO, PO, 06/25/37	3,226
4,284	Series 2007-W7, Class 1A4, HB, IF , 37.659%, 07/25/37	7,256
37,678	Series 2009-W1, Class A, 6.000%, 12/25/49	41,563
	Government National Mortgage Association,
1,672	Series 1994-3, Class PQ, 7.488%, 07/16/24	1,819
1,666	Series 1994-4, Class KQ, 7.988%, 07/16/24	2,005
6,090	Series 1994-7, Class PQ, 6.500%, 10/16/24	7,037
374	Series 1995-3, Class DQ, 8.050%, 06/16/25	451
90	Series 1995-7, Class CQ, 7.500%, 09/16/25	104
1,393	Series 1996-16, Class E, 7.500%, 08/16/26	1,629
1,022	Series 1997-8, Class PN, 7.500%, 05/16/27	1,191
230	Series 1997-11, Class D, 7.500%, 07/20/27	272
683	Series 1998-26, Class K, 7.500%, 09/17/25	810
5,198	Series 1999-4, Class ZB, 6.000%, 02/20/29	5,735
4,775	Series 1999-10, Class ZC, 6.500%, 04/20/29	5,329
14	Series 1999-15, Class E, 6.500%, 01/16/29	14
688	Series 1999-30, Class S, IF, IO, 8.347%, 08/16/29	101
34	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	38
562	Series 1999-40, Class ZW, 7.500%, 11/20/29	639
997	Series 1999-41, Class Z, 8.000%, 11/16/29	1,193
439	Series 1999-44, Class PC, 7.500%, 12/20/29	519
5,261	Series 1999-44, Class ZC, 8.500%, 12/16/29	6,405
834	Series 1999-44, Class ZG, 8.000%, 12/20/29	997
1,068	Series 2000-6, Class Z, 7.500%, 02/20/30	1,232
406	Series 2000-9, Class Z, 8.000%, 06/20/30	489
5,234	Series 2000-9, Class ZJ, 8.500%, 02/16/30	6,372
600	Series 2000-12, Class ST, HB, IF, 38.230%, 02/16/30	1,175
1,464	Series 2000-14, Class PD, 7.000%, 02/16/30	1,614
397	Series 2000-16, Class ZN, 7.500%, 02/16/30	441
4,732	Series 2000-21, Class Z, 9.000%, 03/16/30	5,762
796	Series 2000-26, Class TZ, 8.500%, 09/20/30	969
224	Series 2000-26, Class Z, 7.750%, 09/20/30	270
43	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	57
667	Series 2000-31, Class Z, 9.000%, 10/20/30	812
192	Series 2000-34, Class SG, IF, IO, 8.277%, 10/20/30	46
380	Series 2000-35, Class ZA, 9.000%, 11/20/30	439
57	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	14
1,321	Series 2000-37, Class B, 8.000%, 12/20/30	1,589
236	Series 2000-38, Class AH, 7.150%, 12/20/30	277
362	Series 2001-4, Class SJ, IF, IO, 7.897%, 01/19/30	89
342	Series 2001-6, Class SD, IF, IO, 8.297%, 03/16/31	62
1,266	Series 2001-7, Class PK, 6.500%, 03/20/31	1,354
1,866	Series 2001-8, Class Z, 6.500%, 03/20/31	2,083

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,663	Series 2001-22, Class PS, HB, IF, 20.349%, 03/17/31	3,787
65	Series 2001-32, Class WA, IF, 19.491%, 07/20/31	102
508	Series 2001-35, Class SA, IF, IO, 7.997%, 08/16/31	105
404	Series 2001-36, Class S, IF, IO, 7.797%, 08/16/31	92
4,500	Series 2001-53, Class PB, 6.500%, 11/20/31	5,244
3,452	Series 2001-64, Class MQ, 6.500%, 12/20/31	3,696
473	Series 2002-3, Class SP, IF, IO, 7.137%, 01/16/32	92
993	Series 2002-7, Class PG, 6.500%, 01/20/32	1,147
2,136	Series 2002-24, Class AG, IF, IO, 7.697%, 04/16/32	486
200	Series 2002-24, Class SB, IF, 11.545%, 04/16/32	217
281	Series 2002-31, Class S, IF, IO, 8.447%, 01/16/31	62
5,153	Series 2002-31, Class SE, IF, IO, 7.247%, 04/16/30	932
2,404	Series 2002-40, Class UK, 6.500%, 06/20/32	2,778
86	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	96
9,477	Series 2002-45, Class QE, 6.500%, 06/20/32	10,738
2,891	Series 2002-47, Class PG, 6.500%, 07/16/32	3,341
1,064	Series 2002-47, Class PY, 6.000%, 07/20/32	1,178
4,754	Series 2002-47, Class ZA, 6.500%, 07/20/32	5,255
191	Series 2002-51, Class SG, HB, IF, 31.402%, 04/20/31	336
3,205	Series 2002-52, Class GH, 6.500%, 07/20/32	3,549
1,418	Series 2002-54, Class GB, 6.500%, 08/20/32	1,571
2,878	Series 2002-69, Class PO, PO, 02/20/32	2,798
770	Series 2002-70, Class AV, 6.000%, 03/20/12	788
2,738	Series 2002-70, Class PS, IF, IO, 7.447%, 08/20/32	351
1,411	Series 2002-75, Class PB, 6.000%, 11/20/32	1,637
940	Series 2002-88, Class VA, 6.000%, 12/20/17	944
1,358	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	87
1,309	Series 2003-4, Class NY, 5.500%, 12/20/13	1,403
986	Series 2003-8, Class PO, PO, 01/16/32	976
2,531	Series 2003-11, Class SK, IF, IO, 7.447%, 02/16/33	496
1,066	Series 2003-12, Class SP, IF, IO, 7.447%, 02/20/33	215
427	Series 2003-24, Class PO, PO, 03/16/33	366
5,306	Series 2003-25, Class PZ, 5.500%, 04/20/33	5,963
968	Series 2003-34, Class TO, PO, 02/16/32	961
1,960	Series 2003-40, Class TC, 7.500%, 03/20/33	2,088
3,156	Series 2003-40, Class TJ, 6.500%, 03/20/33	3,690
1,120	Series 2003-46, Class MG, 6.500%, 05/20/33	1,302
2,072	Series 2003-46, Class TC, 6.500%, 03/20/33	2,383
1,695	Series 2003-52, Class AP, PO, 06/16/33	1,456
3,196	Series 2003-58, Class BE, 6.500%, 01/20/33	3,693
664	Series 2003-60, Class NS, IF, 15.942%, 07/16/33	745
58	Series 2003-62, Class HC, 5.000%, 01/20/29	58
5,375	Series 2003-75, Class ZX, 6.000%, 09/16/33	6,143
1,941	Series 2003-76, Class LS, IF, IO, 6.947%, 09/20/31	167
289	Series 2003-90, Class PO, PO, 10/20/33	249
4,037	Series 2003-97, Class SA, IF, IO, 6.297%, 11/16/33	644
185	Series 2003-98, Class PC, 5.000%, 02/20/29	186
3,615	Series 2003-112, Class SA, IF, IO, 6.297%, 12/16/33	604
20,000	Series 2003-112, Class TS, IF, IO, 6.697%, 10/20/32	3,115
1,000	Series 2003-114, Class SH, IF, 14.239%, 11/17/32	1,176
11,340	Series 2004-11, Class SW, IF, IO, 5.247%, 02/20/34	1,557
6,213	Series 2004-15, Class SA, IF, 18.966%, 12/20/32	7,341
843	Series 2004-27, Class VJ, 6.000%, 02/20/15	861
1,261	Series 2004-28, Class S, IF, 18.966%, 04/16/34	1,640
3,577	Series 2004-34, Class JO, PO, 02/20/34	3,249
4,058	Series 2004-46, Class PO, PO, 06/20/34	3,608

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,284	Series 2004-49, Class Z, 6.000%, 06/20/34	6,228
2,280	Series 2004-68, Class PO, PO, 05/20/31	2,231
2,257	Series 2004-71, Class SB, HB, IF, 28.220%, 09/20/34	3,113
2,257	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	2,191
1,926	Series 2004-73, Class AE, IF, 14.332%, 08/17/34	2,269
10,635	Series 2004-73, Class JL, IF, IO, 6.297%, 09/16/34	1,941
1,599	Series 2004-83, Class AP, IF, 13.709%, 10/16/34	1,849
993	Series 2004-85, Class PO, PO, 01/17/33	963
1,353	Series 2004-87, Class SB, IF, 7.381%, 03/17/33	1,372
1,179	Series 2004-89, Class LS, HB, IF, 23.454%, 10/16/34	1,853
24,855	Series 2004-90, Class SI, IF, IO, 5.847%, 10/20/34	3,036
11,155	Series 2004-96, Class SC, IF, IO, 5.827%, 11/20/34	1,665
12,293	Series 2005-3, Class SB, IF, IO, 5.847%, 01/20/35	1,528
17,917	Series 2005-3, Class SK, IF, IO, 6.497%, 01/20/35	2,622
1,383	Series 2005-6, Class GS, IF, 12.993%, 12/20/32	1,617
5,371	Series 2005-7, Class JM, IF, 16.162%, 05/18/34	6,642
18,607	Series 2005-17, Class SL, IF, IO, 6.447%, 07/20/34	3,293
2,560	Series 2005-35, Class FL, VAR, 0.603%, 03/20/32	2,556
2,265	Series 2005-44, Class SP, IF, 11.693%, 10/20/34	2,514
2,080	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	353
356	Series 2005-65, Class SA, HB, IF, 21.772%, 08/20/35	419
647	Series 2005-66, Class SP, IF, 19.989%, 08/16/35	829
8,470	Series 2005-68, Class DP, IF, 15.823%, 06/17/35	10,905
37,944	Series 2005-68, Class KI, IF, IO, 6.047%, 09/20/35	4,534
6,706	Series 2005-69, Class SY, IF, IO, 6.497%, 11/20/33	1,198
2,656	Series 2005-72, Class AZ, 5.500%, 09/20/35	3,002
1,806	Series 2005-82, Class PO, PO, 10/20/35	1,603
3,795	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	598
1,644	Series 2005-93, Class JO, PO, 03/20/31	1,641
3,606	Series 2006-16, Class OP, PO, 03/20/36	3,236
4,310	Series 2006-20, Class QA, 5.750%, 02/20/36	4,748
5,297	Series 2006-33, Class Z, 6.500%, 07/20/36	6,330
933	Series 2006-34, Class PO, PO, 07/20/36	843
1,134	Series 2006-38, Class SW, IF, IO, 6.247%, 06/20/36	134
5,532	Series 2006-38, Class ZK, 6.500%, 08/20/36	6,483
13,000	Series 2006-40, Class VB, 6.000%, 11/20/26	13,766
1,882	Series 2006-57, Class PZ, 5.565%, 10/20/36	2,126
6,409	Series 2006-59, Class SD, IF, IO, 6.447%, 10/20/36	872
13,728	Series 2006-65, Class SA, IF, IO, 6.547%, 11/20/36	1,790
10,166	Series 2007-9, Class CI, IF, IO, 5.947%, 03/20/37	1,265
16,815	Series 2007-9, Class DI, IF, IO, 6.257%, 03/20/37	2,246
19,634	Series 2007-17, Class AF, VAR, 0.453%, 04/16/37	19,562
14,244	Series 2007-17, Class JI, IF, IO, 6.557%, 04/16/37	2,021
5,526	Series 2007-17, Class JO, PO, 04/16/37	4,953
7,424	Series 2007-19, Class SD, IF, IO, 5.947%, 04/20/37	889
4,534	Series 2007-25, Class FN, VAR, 0.553%, 05/16/37	4,521
18,121	Series 2007-26, Class SC, IF, IO, 5.947%, 05/20/37	2,085
39,234	Series 2007-26, Class SW, IF, IO, 5.947%, 05/20/37	4,502
11,853	Series 2007-27, Class SD, IF, IO, 5.947%, 05/20/37	1,426
1,362	Series 2007-28, Class BO, PO, 05/20/37	1,237
14,007	Series 2007-35, Class PO, PO, 06/16/37	12,269
1,419	Series 2007-35, Class TO, PO, 04/20/35	1,332
2,343	Series 2007-36, Class HO, PO, 06/16/37	2,104
10,043	Series 2007-36, Class SE, IF, IO,
	6.217%, 06/16/37	1,330
13,395	Series 2007-36, Class SJ, IF, IO, 5.997%, 06/20/37	1,470
10,052	Series 2007-40, Class SD, IF, IO, 6.497%, 07/20/37	1,281

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
24,099	Series 2007-42, Class SC, IF, IO, 6.497%, 07/20/37	3,189
15,435	Series 2007-45, Class QA, IF, IO, 6.387%, 07/20/37	1,996
3,891	Series 2007-49, Class NO, PO, 12/20/35	3,794
5,397	Series 2007-50, Class AI, IF, IO, 6.522%, 08/20/37	780
9,289	Series 2007-53, Class ES, IF, IO, 6.297%, 09/20/37	1,025
3,796	Series 2007-53, Class SW, IF, 19.445%, 09/20/37	4,850
13,416	Series 2007-57, Class PO, PO, 03/20/37	12,081
14,053	Series 2007-57, Class QA, IF, IO, 6.247%, 10/20/37	1,723
14,357	Series 2007-67, Class SI, IF, IO, 6.257%, 11/20/37	1,725
6,000	Series 2007-70, Class TA, 5.750%, 08/20/36	6,539
11,459	Series 2007-71, Class SB, IF, IO, 6.447%, 07/20/36	1,258
12,273	Series 2007-72, Class US, IF, IO, 6.297%, 11/20/37	1,515
13,560	Series 2007-73, Class MI, IF, IO, 5.747%, 11/20/37	1,437
7,863	Series 2007-74, Class SL, IF, IO, 6.287%, 11/16/37	1,129
26,462	Series 2007-76, Class SB, IF, IO, 6.247%, 11/20/37	3,227
19,666	Series 2007-79, Class SY, IF, IO, 6.297%, 12/20/37	2,407
15,108	Series 2007-82, Class SA, IF, IO, 6.277%, 12/20/37	1,840
1,441	Series 2008-7, Class SK, IF, 19.190%, 11/20/37	1,827
2,003	Series 2008-7, Class SP, IF, 12.893%, 10/20/37	2,204
4,128	Series 2008-17, Class IO, IO, 5.500%, 02/20/38	651
3,968	Series 2008-20, Class PO, PO, 09/20/37	3,662
2,091	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	211
8,841	Series 2008-25, Class SB, IF, IO, 6.647%, 03/20/38	1,076
4,352	Series 2008-29, Class PO, PO, 02/17/33	3,983
18,942	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	2,610
6,174	Series 2008-33, Class XS, IF, IO, 7.447%, 04/16/38	859
6,000	Series 2008-36, Class AY, 5.000%, 04/16/23	6,660
16,540	Series 2008-36, Class SH, IF, IO, 6.047%, 04/20/38	1,519
32,542	Series 2008-40, Class SA, IF, IO, 6.147%, 05/16/38	4,698
14,425	Series 2008-41, Class SA, IF, IO, 6.087%, 05/20/38	1,649
1,795	Series 2008-43, Class NA, 5.500%, 11/20/37	1,941
3,500	Series 2008-50, Class KB, 6.000%, 06/20/38	3,963
5,250	Series 2008-55, Class SA, IF, IO, 5.947%, 06/20/38	581
21,479	Series 2008-60, Class CS, IF, IO, 5.897%, 07/20/38	2,144
3,888	Series 2008-60, Class PO, PO, 01/20/38	3,678
1,899	Series 2008-64, Class ED, 6.500%, 04/20/28	2,042
10,798	Series 2008-69, Class QD, 5.750%, 07/20/38	12,135
8,432	Series 2008-71, Class SC, IF, IO, 5.747%, 08/20/38	919
9,117	Series 2008-79, Class CS, IF, 6.547%, 06/20/35	8,909
39,908	Series 2008-81, Class S, IF, IO, 5.947%, 09/20/38	4,371
18,637	Series 2008-93, Class AS, IF, IO, 5.447%, 12/20/38	1,858
11,813	Series 2008-96, Class SL, IF, IO, 5.747%, 12/20/38	1,225
12,830	Series 2009-6, Class SA, IF, IO, 5.847%, 02/16/39	1,234
12,607	Series 2009-6, Class SH, IF, IO, 5.787%, 02/20/39	1,324
19,818	Series 2009-10, Class SA, IF, IO, 5.697%, 02/20/39	2,183
7,000	Series 2009-10, Class SL, IF, IO, 6.247%, 03/16/34	891
14,425	Series 2009-11, Class SC, IF, IO, 5.897%, 02/16/39	1,696
5,464	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	685
10,900	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	1,369
35,132	Series 2009-22, Class SA, IF, IO, 6.017%, 04/20/39	3,313
19,533	Series 2009-24, Class DS, IF, IO, 6.047%, 03/20/39	1,693
9,436	Series 2009-25, Class SE, IF, IO, 7.347%, 09/20/38	1,245
19,642	Series 2009-31, Class ST, IF, IO, 6.097%, 03/20/39	2,104
23,643	Series 2009-31, Class TS, IF, IO, 6.047%, 03/20/39	2,219
5,773	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	856
5,850	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	876

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
15,715	Series 2009-35, Class SN, IF, IO, 6.147%, 12/16/38	1,854
30,223	Series 2009-42, Class SC, IF, IO, 5.827%, 06/20/39	3,155
20,865	Series 2009-43, Class SA, IF, IO, 5.697%, 06/20/39	2,196
11,463	Series 2009-44, Class MV, 6.000%, 04/20/20	12,846
4,122	Series 2009-44, Class VA, 5.500%, 05/16/20	4,580
43,489	Series 2009-64, Class SN, IF, IO, 5.847%, 07/16/39	4,608
7,622	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	980
3,070	Series 2009-75, Class MN, 5.500%, 09/20/39	3,446
18,419	Series 2009-79, Class OK, PO, 11/16/37	16,666
18,673	Series 2009-83, Class TS, IF, IO, 5.847%, 08/20/39	1,896
4,853	Series 2009-89, Class VA, 5.000%, 07/20/20	5,402
67,828	Series 2009-102, Class SM, IF, IO, 6.147%, 06/16/39	7,728
4,312	Series 2009-104, Class AB, 7.000%, 08/16/39	5,038
25,730	Series 2009-106, Class AS, IF, IO, 6.147%, 11/16/39	3,218
95,866	Series 2009-106, Class ST, IF, IO, 5.747%, 02/20/38	11,544
8,788	Series 2010-14, Class AO, PO, 12/20/32	8,221
3,231	Series 2010-14, Class AO, PO, 11/20/35	2,882
4,500	Series 2010-14, Class CO, PO, 08/20/35	3,747
1,522	Series 2010-14, Class EO, PO, 06/16/33	1,499
46,444	Series 2010-14, Class QP, 6.000%, 12/20/39	50,417
5,966	Series 2010-41, Class WA, VAR, 5.863%, 10/20/33	6,666
3,808	Series 2010-103, Class WA, VAR, 5.770%, 08/20/34	4,261
5,000	Series 2010-129, Class AW, VAR, 6.147%, 04/20/37	5,612
35,301	Series 2010-130, Class CP, 7.000%, 10/16/40	40,133
65,280	NCUA Guaranteed Notes, Series 2010-C1, Class APT, 2.650%, 10/29/20	64,980
	Vendee Mortgage Trust,
13,445	Series 1993-1, Class ZB, 7.250%, 02/15/23	15,540
2,611	Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	2,842
9,384	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	10,844
3,706	Series 1996-1, Class 1Z, 6.750%, 02/15/26	4,284
1,722	Series 1996-2, Class 1Z, 6.750%, 06/15/26	2,019
5,112	Series 1997-1, Class 2Z, 7.500%, 02/15/27	6,067
3,496	Series 1998-1, Class 2E, 7.000%, 03/15/28	4,073

		4,947,511

	Non-Agency CMO — 12.8%
448	ABN Amro Mortgage Corp., Series 2003-9, Class A2, 4.500%, 08/25/18	453
	American General Mortgage Loan Trust,
2,266	Series 2006-1, Class A2, VAR, 5.750%, 12/25/35 (e)	2,273
4,182	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	4,478
24,489	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	25,399
16,389	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	17,098
33,300	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	33,129
14,418	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	14,996
8,500	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.159%, 09/25/35	3,741
	ASG Resecuritization Trust,
8,759	Series 2009-1, Class A60, VAR, 5.434%, 06/26/37 (e)	8,890
25,916	Series 2009-2, Class A55, VAR, 5.510%, 05/24/36 (e)	26,305
49,248	Series 2009-3, Class A65, VAR, 5.595%, 03/26/37 (e)	49,564
27,736	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	28,222
6,893	Series 2009-5, Class A50, VAR, 5.591%, 02/28/37 (e)	6,962
13,818	Series 2010-1, Class A85, VAR, 0.655%, 02/27/36 (e)	12,955
20,988	Series 2010-2, Class A60, VAR, 5.159%, 01/28/37 (e)	20,988
24,581	Series 2010-3, Class 2A22, VAR, 0.421%, 10/28/36 (e)	24,212
14,533	Series 2010-4, Class 1A22, VAR, 0.408%, 07/28/36 (e) (f) (i)	14,024
6,758	Series 2010-4, Class 2A20, VAR, 0.403%, 11/28/36 (e)	6,589

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Banc of America Alternative Loan Trust,
460	Series 2003-1, Class APO, PO, 02/25/33	289
5,166	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	5,208
8,607	Series 2003-7, Class 2A4, 5.000%, 09/25/18	8,858
9,984	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	10,206
9,812	Series 2003-11, Class 1A1, 6.000%, 01/25/34	10,111
8,124	Series 2003-11, Class 2A1, 6.000%, 01/25/34	8,377
1,071	Series 2003-11, Class PO, PO, 01/25/34	790
2,793	Series 2004-1, Class 1A1, 6.000%, 02/25/34	2,876
3,044	Series 2004-1, Class 5A1, 5.500%, 02/25/19	3,048
585	Series 2004-6, Class 15PO, PO, 07/25/19	443
1,699	Series 2004-6, Class 3A2, 6.000%, 07/25/34	1,734
4,500	Series 2004-8, Class 3A1, 5.500%, 09/25/19	4,654
1,416	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,123
4,669	Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	1,099
	Banc of America Funding Corp.,
537	Series 2003-3, Class 1A33, 5.500%, 10/25/33	543
1,519	Series 2004-1, Class PO, PO, 03/25/34	1,123
2,094	Series 2004-2, Class 1CB1, 5.750%, 09/20/34	2,122
7,119	Series 2004-3, Class 1A7, 5.500%, 10/25/34	7,242
5,948	Series 2004-C, Class 1A1, VAR, 5.024%, 12/20/34	6,158
2,304	Series 2005-6, Class 2A7, 5.500%, 10/25/35	2,153
2,363	Series 2005-7, Class 30PO, PO, 11/25/35	1,273
1,024	Series 2005-8, Class 30PO, PO, 01/25/36	531
4,043	Series 2005-E, Class 4A1, VAR, 2.859%, 03/20/35	3,914
2,628	Series 2006-1, Class XPO, PO, 01/25/36	1,388
5,843	Series 2010-R4, Class 5A1, VAR, 0.403%, 07/26/36 (e)	5,649
19,395	Series 2010-R5, Class 5A6, VAR, 0.556%, 05/26/37 (e)	19,362
3,652	Series 2010-R7, Class A1, VAR, 0.433%, 06/25/46 (e) (f) (i)	3,536
	Banc of America Mortgage Securities, Inc.,
5,262	Series 2003-3, Class 2A1, VAR, 0.803%, 05/25/18	5,087
1,193	Series 2003-5, Class 3A1, 7.500%, 02/25/31	1,220
2,469	Series 2003-6, Class 2A1, VAR, 0.703%, 08/25/18	2,417
328	Series 2003-7, Class A2, 4.750%, 09/25/18	339
916	Series 2003-8, Class APO, PO, 11/25/33	675
1,783	Series 2003-C, Class 3A1, VAR, 3.027%, 04/25/33	1,830
5,205	Series 2003-E, Class 2A2, VAR, 2.870%, 06/25/33	4,959
506	Series 2004-1, Class APO, PO, 02/25/34	398
6,459	Series 2004-3, Class 15IO, IO, VAR, 0.230%, 04/25/19	12
936	Series 2004-3, Class 1A23, 4.500%, 04/25/34	936
16,500	Series 2004-3, Class 1A26, 5.500%, 04/25/34	17,372
339	Series 2004-4, Class APO, PO, 05/25/34	261
3,714	Series 2004-5, Class 2A2, 5.500%, 06/25/34	3,454
2,691	Series 2004-5, Class 4A1, 4.750%, 06/25/19	2,750
1,092	Series 2004-6, Class 2A7, 5.500%, 07/25/34	1,111
2,033	Series 2004-6, Class APO, PO, 07/25/34	1,490
128	Series 2004-8, Class 5PO, PO, 05/25/32	104
677	Series 2004-8, Class XPO, PO, 10/25/34	538
2,666	Series 2004-9, Class 3A1, 6.500%, 09/25/32	2,798
281	Series 2004-9, Class 3PO, PO, 09/25/32	224
3,160	Series 2004-J, Class 3A1, VAR, 5.097%, 11/25/34	2,929
7,546	Series 2005-1, Class 2A1, 5.000%, 02/25/20	7,701
	BCAP LLC Trust,
21,578	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	21,686
5,520	Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	5,492
6,912	Series 2009-RR14, Class 3A2, VAR, 2.914%, 08/26/35 (e)	6,566
3,436	Series 2009-RR14, Class 4A1, VAR, 5.489%, 03/26/36 (e)	3,403

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
13,922	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	14,201
6,684	Series 2010-RR4, Class 2A1, VAR, 1.003%, 06/26/37 (e)	6,483
8,671	Series 2010-RR5, Class 1A4, VAR, 5.000%, 11/26/37 (e)	8,714
13,800	Series 2010-RR5, Class 2A5, VAR, 5.183%, 04/26/37 (e)	13,731
9,576	Series 2010-RR6, Class 22A3, VAR, 5.640%, 06/26/36 (e)	9,576
6,821	Series 2010-RR6, Class 5A1, VAR, 5.500%, 11/26/37 (e)	6,856
16,041	Series 2010-RR7, Class 15A1, VAR, 1.056%, 01/26/36 (e)	14,838
14,358	Series 2010-RR7, Class 16A1, VAR, 1.042%, 02/26/47 (e)	13,425
26,475	Series 2010-RR7, Class 1A5, VAR, 5.024%, 04/26/35 (e)	26,673
50,905	Series 2010-RR7, Class 2A1, VAR, 4.952%, 07/26/45 (e)	51,415
10,095	Series 2010-RR8, Class 3A3, VAR, 5.121%, 05/26/35 (e)	10,350
	Bear Stearns Adjustable Rate Mortgage Trust,
4,745	Series 2003-2, Class A5, VAR, 2.699%, 01/25/33 (e)	4,303
604	Series 2003-7, Class 3A, VAR, 2.818%, 10/25/33	593
8,673	Series 2004-2, Class 14A, VAR, 5.153%, 05/25/34	8,937
18,416	Series 2005-5, Class A1, VAR, 2.340%, 08/25/35	17,625
12,848	Series 2006-1, Class A1, VAR, 4.625%, 02/25/36	11,422
4,450	Bear Stearns Alt-A Trust, Series 2005-2, Class 1A1, VAR, 0.753%, 03/25/35	3,764
	Cendant Mortgage Corp.,
1,548	Series 2003-8, Class 1P, PO, 10/25/33	840
483	Series 2004-1, Class P, PO, 02/25/34	271
	Chase Mortgage Finance Corp.,
5,719	Series 2003-S10, Class A1, 4.750%, 11/25/18	5,880
1,773	Series 2003-S2, Class A1, 5.000%, 03/25/18	1,818
985	Series 2003-S6, Class A1, 5.000%, 06/25/18	1,014
3,104	Series 2003-S9, Class AP, PO, 10/25/18	2,699
7,205	Series 2007-A1, Class 2A1, VAR, 2.891%, 02/25/37	7,257
1,324	Series 2007-A1, Class 7A1, VAR, 2.930%, 02/25/37	1,319
4,042	Series 2007-A1, Class 9A1, VAR, 4.157%, 02/25/37	4,078
2,803	Series 2007-A2, Class 1A1, VAR, 2.899%, 07/25/37	2,765
	Citicorp Mortgage Securities, Inc.,
236	Series 1993-14, Class A3, VAR, 1.453%, 11/25/23	228
2,275	Series 2003-6, Class 1A2, 4.500%, 05/25/33	2,323
4,537	Series 2004-1, Class 3A1, 4.750%, 01/25/34	4,655
401	Series 2004-2, Class A1, 5.000%, 03/25/34	401
738	Series 2004-2, Class A2, VAR, 0.703%, 03/25/34	738
236	Series 2004-3, Class A8, 5.250%, 05/25/34	236
1,406	Series 2004-5, Class 2A5, 4.500%, 08/25/34	1,443
200	Series 2004-8, Class 1A1, 5.500%, 10/25/34	200
5,000	Series 2006-4, Class 1A2, 6.000%, 08/25/36	4,198
	Citigroup Mortgage Loan Trust, Inc.,
6,183	Series 2003-1, Class 2A5, 5.250%, 10/25/33	6,373
601	Series 2003-1, Class 2A6, PO, 10/25/33	384
727	Series 2003-1, Class PO2, PO, 10/25/33	494
637	Series 2003-1, Class PO3, PO, 09/25/33	436
71	Series 2003-1, Class WPO1, PO, 06/25/16	68
773	Series 2003-UP3, Class A3, 7.000%, 09/25/33	785
3,776	Series 2003-UST1, Class A1, 5.500%, 12/25/18	3,925
1,090	Series 2003-UST1, Class PO1, PO, 12/25/18	907
464	Series 2003-UST1, Class PO3, PO, 12/25/18	405
3,990	Series 2004-UST1, Class A6, VAR, 5.081%, 08/25/34	4,126
676	Series 2005-1, Class 2A1A, VAR, 3.101%, 04/25/35	408
1,947	Series 2005-5, Class 1A2, VAR, 2.650%, 08/25/35	1,130
29,749	Series 2008-AR4, Class 1A1A, VAR, 5.415%, 11/25/38	30,046
4,917	Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	4,548
17,476	Series 2009-10, Class 1A1, VAR, 2.707%, 09/25/33 (e)	17,564

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
14,094	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	14,129
7,635	Series 2010-7, Class 10A1, VAR, 2.856%, 02/25/35 (e)	7,597
10,030	Series 2010-7, Class 4A1, VAR, 1.254%, 09/25/37 (e)	10,024
6,836	Series 2010-10, Class 2A1, VAR, 4.250%, 02/25/36 (e)	6,750
	Countrywide Alternative Loan Trust,
2,596	Series 2002-8, Class A4, 6.500%, 07/25/32	2,551
544	Series 2002-12, Class PO, PO, 11/25/32	366
7	Series 2002-17, Class A7, 2.500%, 01/25/33	7
3,971	Series 2002-18, Class M, 6.000%, 02/25/33	3,569
741	Series 2003-6T2, Class A6, 5.500%, 06/25/33	585
10,507	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	10,375
2,630	Series 2004-14T2, Class A5, 5.500%, 08/25/34	2,136
9,563	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	9,562
1,394	Series 2005-5R, Class A1, 5.250%, 12/25/18	1,434
11,025	Series 2005-1CB, Class 1A6, IF, IO, 6.847%, 03/25/35	1,567
19,983	Series 2005-20CB, Class 3A8, IF, IO, 4.497%, 07/25/35	2,268
24,197	Series 2005-22T1, Class A2, IF, IO, 4.817%, 06/25/35	2,911
512	Series 2005-26CB, Class A10, IF, 12.591%, 07/25/35	527
7,915	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	6,676
237	Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	233
350	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	287
78,193	Series 2005-37T1, Class A2, IF, IO, 4.797%, 09/25/35	12,148
9,300	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	7,773
40,355	Series 2005-54CB, Class 1A2, IF, IO, 4.597%, 11/25/35	5,032
351	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	351
3,370	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	2,146
18,196	Series 2005-J1, Class 1A4, IF, IO, 4.847%, 02/25/35	2,483
8,000	Series 2007-21CB, Class 1A5, 6.000%, 09/25/37 (f) (i)	1,933
1,500	Series 2007-21CB, Class 2A6, 6.000%, 09/25/37 (f) (i)	265
	Countrywide Home Loan Mortgage Pass-Through Trust,
559	Series 2002-18, Class PO, PO, 11/25/32	442
2,647	Series 2002-22, Class A20, 6.250%, 10/25/32	2,750
5,270	Series 2003-26, Class 1A6, 3.500%, 08/25/33	5,000
2,066	Series 2003-29, Class A1, 5.500%, 08/25/33	2,145
873	Series 2003-34, Class A11, 5.250%, 09/25/33	896
5,800	Series 2003-34, Class A6, 5.250%, 09/25/33	5,940
8,579	Series 2003-39, Class A6, 5.000%, 10/25/33	8,558
1,120	Series 2003-44, Class A9, PO, 10/25/33	804
8,658	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	8,644
306	Series 2003-J13, Class PO, PO, 01/25/34	174
2,679	Series 2003-J7, Class 4A3, IF, 9.446%, 08/25/18	2,653
8,674	Series 2004-5, Class 1A4, 5.500%, 06/25/34	9,166
413	Series 2004-7, Class 2A1, VAR, 2.425%, 06/25/34	388
10,199	Series 2004-8, Class 2A1, 4.500%, 06/25/19	10,399
756	Series 2004-HYB1, Class 2A, VAR, 3.210%, 05/20/34	657
2,958	Series 2004-HYB3, Class 2A, VAR, 2.674%, 06/20/34	2,629
1,946	Series 2004-HYB6, Class A3, VAR, 3.091%, 11/20/34	1,700
1,319	Series 2004-J6, Class 2A1, 4.750%, 07/25/14	1,345
974	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	1,005
1,204	Series 2005-14, Class A2, 5.500%, 07/25/35	1,208
1,000	Series 2005-16, Class A23, 5.500%, 09/25/35	907
7,193	Series 2005-22, Class 2A1, VAR, 3.105%, 11/25/35	5,605
333	Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	226
	Credit Suisse Mortgage Capital Certificates,
13,754	Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	13,788
12,109	Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	12,185

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
7,500	Series 2010-16, Class A3, VAR, 4.250%, 06/25/50 (e)	6,994
38,949	Series 2010-11R, Class A1, VAR, 1.255%, 06/28/47 (e)	39,095
8,236	Series 2010-12R, Class 5A1, VAR, 3.000%, 04/26/37 (e)	8,255
3,540	Series 2010-14R, Class 1A1, VAR, 1.003%, 11/26/37 (e)	3,538
9,736	Series 2010-15R, Class 7A1, VAR, 5.340%, 10/26/37 (e)	9,809
3,010	Series 2010-15R, Class 7A2, VAR, 5.340%, 10/26/37 (e)	2,746
13,481	Series 2010-17R, Class 5A1, VAR, 3.500%, 07/26/36 (e)	13,519
	CS First Boston Mortgage Securities Corp.,
83	Series 1997-2, Class A, 7.500%, 06/25/20 (e)	85
2,222	Series 2003-1, Class DB1, 6.564%, 02/25/33	1,960
4,303	Series 2003-23, Class 1P, PO, 10/25/33	2,427
3,707	Series 2003-23, Class 2A5, 5.000%, 10/25/18	3,790
632	Series 2003-23, Class 3A10, 5.750%, 09/25/33	630
775	Series 2003-25, Class 2A1, 4.500%, 10/25/18	793
6,465	Series 2003-27, Class 5A3, 5.250%, 11/25/33	6,527
3,542	Series 2003-27, Class 5A4, 5.250%, 11/25/33	3,656
1,530	Series 2003-AR15, Class 3A1, VAR, 2.819%, 06/25/33	1,515
5,528	Series 2004-5, Class 3A1, 5.250%, 08/25/19	5,689
272	Series 2004-5, Class 5P, PO, 08/25/19	234
4,117	Series 2004-8, Class 3A5, 5.500%, 12/25/34	4,165
1,720	Series 2005-4, Class 3A24, IF, 18.138%, 06/25/35	1,839
1,184	Series 2005-9, Class AP, PO, 10/25/35	675
8,120	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	1,429
562	Series 2005-10, Class AP, PO, 11/25/35	260
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust,
2,998	Series 2005-1, Class 2A1, VAR, 5.686%, 02/25/20	3,007
4,136	Series 2005-3, Class 1A1, VAR, 5.296%, 06/25/20	3,940
	Deutsche Mortgage Securities, Inc.,
294	Series 2004-1, Class 2APO, PO, 10/25/18	257
10,597	Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	10,637
18,059	Series 2010-RS2, Class A1, VAR, 1.503%, 06/28/47 (e)	18,059
	First Boston Mortgage Securities Corp. 1987 STRIPS,
91	Series C, Class PO, PO, 04/25/17	42
	First Horizon Alternative Mortgage Securities,
3,319	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	2,678
26,740	Series 2007-FA4, Class 1A2, IF, IO, 5.397%, 08/25/37	4,916
	First Horizon Asset Securities, Inc.,
403	Series 2003-7, Class 2A1, 4.500%, 09/25/18	418
4,107	Series 2003-8, Class 2A1, 4.500%, 09/25/18	4,248
3,112	Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,917
2,619	Series 2004-AR2, Class 2A1, VAR, 2.884%, 05/25/34	2,509
2,582	Series 2004-AR7, Class 2A1, VAR, 2.861%, 02/25/35	2,544
798	Series 2004-AR7, Class 2A2, VAR, 2.861%, 02/25/35	729
7,141	Series 2005-AR1, Class 2A2, VAR, 2.875%, 04/25/35	6,870
	GMAC Mortgage Corp. Loan Trust,
15,954	Series 2003-AR1, Class A4, VAR, 3.408%, 10/19/33	15,961
9,835	Series 2003-AR2, Class 2A4, VAR, 3.358%, 12/19/33	9,733
1,629	Series 2003-J7, Class A10, 5.500%, 11/25/33	1,688
12,816	Series 2003-J7, Class A7, 5.000%, 11/25/33	12,308
954	Series 2003-J8, Class A, 5.250%, 12/25/33	987
2,085	Series 2004-J5, Class A2, VAR, 0.653%, 01/25/35	2,087
8,691	Series 2004-J5, Class A7, 6.500%, 01/25/35	8,899
5,745	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	5,914
1,922	Series 2005-AR3, Class 3A3, VAR, 3.224%, 06/19/35	1,863
5,000	Series 2005-AR3, Class 3A4, VAR, 3.224%, 06/19/35	4,041
17,100	Series 2010-1, Class A, 4.250%, 07/25/40 (e)	16,946

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	GSMPS Mortgage Loan Trust,
1,432	Series 2004-4, Class 1AF, VAR, 0.653%, 06/25/34 (e)	1,205
2,664	Series 2005-RP2, Class 1AF, VAR, 0.603%, 03/25/35 (e)	2,245
	GSR Mortgage Loan Trust,
1,569	Series 2003-3F, Class 4A3, 5.750%, 04/25/33	1,476
1,136	Series 2003-6F, Class A2, VAR, 0.653%, 09/25/32	1,064
6,619	Series 2004-9, Class 5A5, VAR, 3.831%, 08/25/34	6,777
3,594	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	3,698
30	Series 2004-10F, Class 1A1, 4.500%, 08/25/19	30
602	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	621
959	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	650
228	Series 2004-15F, Class AP, PO, 12/25/34	130
6,050	Series 2005-5F, Class 2A3, 5.500%, 06/25/35	6,108
12,111	Series 2005-5F, Class 8A3, VAR, 0.753%, 06/25/35	10,930
9,045	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	8,053
562	Series 2005-AR6, Class 3A1, VAR, 2.882%, 09/25/35	515
4,000	Series 2006-1F, Class 1A3, 5.500%, 02/25/36	3,050
11,165	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	8,234
567	Series 2006-2F, Class 2A15, 5.750%, 02/25/36	574
13,000	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	11,781
	Impac Secured Assets CMN Owner Trust,
2,643	Series 2003-2, Class A1, 5.500%, 08/25/33	2,749
126	Series 2004-3, Class 1A4, VAR, 1.053%, 11/25/34	117
15,231	Series 2006-2, Class 2A1, VAR, 0.603%, 08/25/36	13,710
34,517	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.334%, 08/25/35	302
	JP Morgan Mortgage Trust,
2,195	Series 2004-A3, Class 4A1, VAR, 4.307%, 07/25/34	2,196
4,702	Series 2004-A4, Class 1A1, VAR, 4.552%, 09/25/34	4,801
4,095	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	4,247
7,550	Series 2005-A1, Class 3A4, VAR, 5.013%, 02/25/35	7,596
6,345	Series 2005-A1, Class 5A1, VAR, 4.479%, 02/25/35	6,503
52,315	Series 2006-A2, Class 4A1, VAR, 2.930%, 08/25/34	52,255
3,213	Series 2006-A2, Class 5A3, VAR, 2.970%, 11/25/33	3,214
7,428	Series 2006-A3, Class 6A1, VAR, 2.991%, 08/25/34	6,924
4,488	Series 2007-A1, Class 5A1, VAR, 3.183%, 07/25/35	4,210
1,795	Series 2007-A1, Class 5A2, VAR, 3.183%, 07/25/35	1,634
10,577	JP Morgan Reremic, Series 2010- 4, Class 7A1, VAR, 4.319%, 08/26/35 (e)	10,604
	Lehman Mortgage Trust,
3,081	Series 2006-2, Class 1A1, VAR, 6.423%, 04/25/36	2,860
2,206	Series 2007-6, Class 1A8, 6.000%, 07/25/37	1,524
10,000	Series 2008-2, Class 1A6, 6.000%, 03/25/38	7,855
	LVII Resecuritization Trust,
414	Series 2009-2, Class A2, VAR, 3.000%, 09/27/37 (e)	414
18,500	Series 2009-2, Class A3, VAR, 3.000%, 09/27/37 (e)	18,454
20,000	Series 2009-2, Class A4, VAR, 3.000%, 09/27/37 (e)	20,000
	MASTR Adjustable Rate Mortgages Trust,
1,848	Series 2004-3, Class 4A2, VAR, 2.418%, 04/25/34	1,698
4,210	Series 2004-13, Class 2A1, VAR, 2.834%, 04/21/34	4,066
18,655	Series 2004-13, Class 3A6, VAR, 2.899%, 11/21/34	18,731
783	Series 2004-15, Class 3A1, VAR, 3.344%, 12/25/34	642
	MASTR Alternative Loans Trust,
5,972	Series 2003-9, Class 2A1, 6.000%, 12/25/33	6,097
878	Series 2003-9, Class 8A1, 6.000%, 01/25/34	850
2,278	Series 2004-3, Class 2A1, 6.250%, 04/25/34	2,325
6,409	Series 2004-3, Class 3A1, 6.000%, 04/25/34	6,478
1,318	Series 2004-6, Class 30PO, PO, 07/25/34	830
716	Series 2004-6, Class 7A1, 6.000%, 07/25/34	721
1,146	Series 2004-7, Class 30PO, PO, 08/25/34	742

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
3,436	Series 2004-8, Class 6A1, 5.500%, 09/25/19	3,525
1,419	Series 2004-10, Class 1A1, 4.500%, 09/25/19	1,435
4,383	Series 2005-6, Class 3A1, 5.500%, 11/25/20	3,950
	MASTR Asset Securitization Trust,
6	Series 2003-1, Class 2A12, 5.000%, 06/25/30	6
1,023	Series 2003-2, Class 1A1, 5.000%, 03/25/18	1,047
686	Series 2003-2, Class 2A1, 4.500%, 03/25/18	701
2,000	Series 2003-2, Class 2A10, 4.500%, 03/25/18	2,078
595	Series 2003-8, Class 1A1, 5.500%, 09/25/33	609
1,283	Series 2003-9, Class 15PO, PO, 10/25/18	1,111
1,031	Series 2003-9, Class 2A7, 5.500%, 10/25/33	1,064
755	Series 2003-11, Class 3A1, 4.500%, 12/25/18	769
727	Series 2003-12, Class 30PO, PO, 12/25/33	451
1,956	Series 2003-12, Class 6A1, 5.000%, 12/25/33	2,002
462	Series 2004-1, Class 30PO, PO, 02/25/34	310
4,941	Series 2004-4, Class 1A6, 5.250%, 12/26/33	5,139
298	Series 2004-4, Class 3A1, 4.500%, 04/25/19	309
705	Series 2004-6, Class 15PO, PO, 05/25/19	590
3,387	Series 2004-8, Class 1A1, 4.750%, 08/25/19	3,482
567	Series 2004-8, Class PO, PO, 08/25/19	467
1,628	Series 2004-9, Class 5A1, 5.250%, 09/25/19	1,598
631	Series 2004-10, Class 5A1, VAR, 0.653%, 11/25/34	618
5,089	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	5,308
2,300	Series 2006-2, Class 1A30, 6.000%, 06/25/36	1,875
	MASTR Reperforming Loan Trust,
22,464	Series 2005-2, Class 1A1F, VAR, 0.603%, 05/25/35 (e)	18,356
2,522	Series 2006-2, Class 1A1, VAR, 5.549%, 05/25/36 (e)	2,362
8,561	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	5,479
462	Medallion Trust, (Australia), Series 2004-1G, Class A1, VAR, 0.417%, 05/25/35	442
	Mellon Residential Funding Corp.,
10,962	Series 2000-TBC2, Class A1, VAR, 0.733%, 06/15/30	10,661
2,591	Series 2000-TBC3, Class A1, VAR, 0.693%, 12/15/30	2,441
5,910	Merrill Lynch Mortgage Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.496%, 06/25/37	5,399
	Merrill Lynch Mortgage Investors, Inc.,
2,819	Series 2003-A5, Class 2A6, VAR, 2.590%, 08/25/33	2,721
4,614	Series 2004-A4, Class A2, VAR, 2.786%, 08/25/34	4,612
8,508	Series 2005-A2, Class A1, VAR, 2.800%, 02/25/35	7,742
139	Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	158
7,200	Mid-State Trust, Series 2010-1, Class A, 3.500%, 12/15/45 (e)	7,184
	MLCC Mortgage Investors, Inc.,
3,239	Series 2003-E, Class A1, VAR, 0.563%, 10/25/28	3,029
5,141	Series 2004-C, Class A2, VAR, 1.349%, 07/25/29	4,972
	Morgan Stanley Mortgage Loan Trust,
10,983	Series 2004-3, Class 4A, VAR, 5.657%, 04/25/34	11,568
3,450	Series 2004-9, Class 4A, VAR, 5.414%, 11/25/19	3,519
— (h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF , 5,193.340%, 04/20/21	34
2,568	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.573%, 02/25/35	1,905
	Nomura Asset Acceptance Corp.,
1,533	Series 2003-A1, Class A1, 5.500%, 05/25/33	1,567
702	Series 2003-A1, Class A2, 6.000%, 05/25/33	727
151	Series 2003-A1, Class A5, 7.000%, 04/25/33	156
68	Series 2003-A1, Class A7, 5.000%, 04/25/18	70
1,563	Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	1,585

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Paine Webber CMO Trust,
8	Series H, Class 4, 8.750%, 04/01/18	9
28	Series P, Class 4, 8.500%, 08/01/19	32
5,393	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	5,598
	RBSSP Resecuritization Trust,
8,357	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	8,608
7,174	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	7,317
8,020	Series 2009-9, Class 7A4, 6.000%, 07/26/37 (e)	8,301
8,147	Series 2009-11, Class 1A1, 5.528%, 06/26/34 (e)	8,308
8,834	Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	9,099
23,286	Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	24,217
9,758	Series 2009-12, Class 3A1, VAR, 0.493%, 12/25/35 (e)	9,409
5,021	Series 2009-13, Class 1A1, VAR, 5.000%, 10/26/21 (e)	5,078
3,032	Series 2010-2, Class 2A1, 4.500%, 11/26/22 (e)	3,047
9,395	Series 2010-4, Class 12A1, 4.500%, 03/26/21 (e)	9,423
4,962	Series 2010-4, Class 2A1, SUB, 5.749%, 11/26/35 (e)	5,098
10,950	Series 2010-9, Class 1A1, VAR, 0.440%, 07/26/37 (e) (f) (i)	9,708
11,607	Series 2010-9, Class 3A1, VAR, 5.000%, 10/26/34 (e)	11,752
26,500	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	26,235
	Residential Accredit Loans, Inc.,
2,236	Series 2001-QS19, Class A2, 6.000%, 12/25/16	2,288
998	Series 2002-QS16, Class A3, IF, 16.093%, 10/25/17	1,114
4,003	Series 2002-QS8, Class A5, 6.250%, 06/25/17	4,054
2,988	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	2,636
1,808	Series 2003-QR24, Class A5, 4.000%, 07/25/33	1,584
980	Series 2003-QS1, Class A6, 4.250%, 01/25/33	947
2,702	Series 2003-QS12, Class A2A, IF, IO, 7.347%, 06/25/18	391
822	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	95
6,503	Series 2003-QS14, Class A1, 5.000%, 07/25/18	6,588
7,443	Series 2003-QS15, Class A7, 5.500%, 08/25/33	7,441
1,941	Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,973
14,020	Series 2003-QS19, Class A1, 5.750%, 10/25/33	14,333
1,799	Series 2003-QS3, Class A2, IF, 15.942%, 02/25/18	1,997
1,889	Series 2003-QS3, Class A8, IF, IO, 7.347%, 02/25/18	233
4,997	Series 2003-QS9, Class A3, IF, IO, 7.297%, 05/25/18	774
10,894	Series 2004-QS7, Class A4, 5.500%, 05/25/34	9,167
1,120	Series 2004-QS8, Class A2, 5.000%, 06/25/34	1,114
3,000	Series 2005-QA6, Class A32, VAR, 5.569%, 05/25/35	2,091
585	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	445
	Residential Asset Securitization Trust,
2,056	Series 2003-A13, Class A3, 5.500%, 01/25/34	1,746
221	Series 2003-A14, Class A1, 4.750%, 02/25/19	228
4,192	Series 2003-A8, Class A5, 4.250%, 10/25/18	3,964
22,940	Series 2005-A2, Class A4, IF, IO, 4.797%, 03/25/35	2,645
2,985	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,917
	Residential Funding Mortgage Securities I,
300	Series 2003-S12, Class 4A5, 4.500%, 12/25/32	301
1,680	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,619
806	Series 2003-S14, Class A4, PO, 07/25/18	778
2,389	Series 2003-S16, Class A3, 5.000%, 09/25/18	2,447
3,419	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	3,501
876	Series 2003-S7, Class A17, 4.000%, 05/25/33	875
403	Series 2004-S6, Class 2A6, PO, 06/25/34	298
2,211	Series 2005-SA4, Class 1A1, VAR, 3.249%, 09/25/35	1,770
155	Residential Funding Securities LLC, Series 2003-RM2, Class AP-3, PO, 05/25/33	116

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Salomon Brothers Mortgage Securities VII, Inc.,
9,859	Series 2003-HYB1, Class A, VAR, 3.202%, 09/25/33	9,962
383	Series 2003-UP2, Class PO1, PO, 12/25/18	300
	Sequoia Mortgage Trust,
3,162	Series 2004-8, Class A1, VAR, 0.603%, 09/20/34	2,888
4,948	Series 2004-8, Class A2, VAR, 0.812%, 09/20/34	4,475
1,498	Series 2004-10, Class A1A, VAR, 0.563%, 11/20/34	1,416
60,000	Station Place Securitization Trust, Series 2009-1, Class A, VAR, 1.753%, 01/25/40 (e)	59,975
4,200	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.934%, 06/25/34	4,136
	Structured Asset Securities Corp.,
1,302	Series 2002-17, Class B1, VAR, 6.097%, 09/25/32	1,184
138	Series 2002-10H, Class 1AP, PO, 05/25/32	102
1,430	Series 2003-8, Class 1A2, 5.000%, 04/25/18	1,465
8,401	Series 2003-16, Class A3, VAR, 0.753%, 06/25/33	7,697
871	Series 2003-21, Class 1A3, 5.500%, 07/25/33	890
7,115	Series 2003-29, Class 1A1, 4.750%, 09/25/18	7,298
1,496	Series 2003-30, Class 1A1, 5.500%, 10/25/33	1,528
2,879	Series 2003-30, Class 3A2, VAR, 0.753%, 10/25/33	2,732
1,362	Series 2003-32, Class 1A1, VAR, 5.085%, 11/25/33	1,367
1,413	Series 2003-31A, Class B1, VAR, 2.725%, 10/25/33	553
9,213	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	9,143
11,017	Series 2003-37A, Class 2A, VAR, 4.996%, 12/25/33	11,445
5,972	Series 2004-20, Class 1A3, 5.250%, 11/25/34	6,110
17,500	Series 2004-5H, Class A4, 5.540%, 12/25/33	17,814
6,186	Series 2004-4XS, Class 1A5, SUB, 5.490%, 02/25/34	6,138
4,037	Series 2005-6, Class 4A1, 5.000%, 05/25/35	3,942
1,447	Series 2005-6, Class 5A8, IF, 13.393%, 05/25/35	1,454
2,109	Series 2005-RF3, Class 1A, VAR, 0.603%, 06/25/35 (e)	1,756
3,054	Thornburg Mortgage Securities Trust, Series 2003-4, Class A1, VAR, 0.573%, 09/25/43	2,834
	WaMu Mortgage Pass-Through Certificates,
4,899	Series 2003-AR7, Class A7, VAR, 2.672%, 08/25/33	4,789
25,253	Series 2003-AR9, Class 1A6, VAR, 2.707%, 09/25/33	24,378
4,476	Series 2003-AR9, Class 2A, VAR, 2.775%, 09/25/33	4,512
6,000	Series 2003-S1, Class A5, 5.500%, 04/25/33	6,225
2,268	Series 2003-S4, Class 2A10, VAR, 16.766%, 06/25/33	2,456
5,071	Series 2003-S8, Class A4, 4.500%, 09/25/18	5,196
1,946	Series 2003-S8, Class A5, 4.500%, 09/25/18	1,989
1,734	Series 2003-S8, Class A6, 4.500%, 09/25/18	1,802
20,378	Series 2003-S9, Class A8, 5.250%, 10/25/33	20,077
748	Series 2003-S9, Class P, PO, 10/25/33	401
1,270	Series 2003-S10, Class A2, 5.000%, 10/25/18	1,317
838	Series 2003-S10, Class A6, PO, 10/25/18	833
8,631	Series 2003-S11, Class 2A5, IF, 16.353%, 11/25/33	9,720
3,053	Series 2003-S13, Class 23A1, VAR, 0.803%, 12/25/18	2,885
6,395	Series 2004-AR3, Class A1, VAR, 2.705%, 06/25/34	6,150
8,218	Series 2004-AR3, Class A2, VAR, 2.705%, 06/25/34	7,902
3,303	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	3,437
3,590	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	3,713
1,389	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,412
1,873	Series 2004-S1, Class 1A3, VAR, 0.653%, 03/25/34	1,854
9,714	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	9,941
698	Series 2006-AR10, Class 2P, VAR, 0.00%, 09/25/36	384
2,000	Series 2006-AR8, Class 1A2, VAR, 5.730%, 08/25/46	1,326
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
6,756	Series 2005-1, Class 1A1, 5.500%, 03/25/35	6,374

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
455	Series 2005-1, Class CP, PO, 03/25/35	275
26,643	Series 2005-2, Class 1A4, IF, IO, 4.797%, 04/25/35	4,075
7,130	Series 2005-2, Class 2A3, IF, IO, 4.747%, 04/25/35	1,033
7,788	Series 2005-4, Class CB7, 5.500%, 06/25/35	6,565
8,743	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	1,568
2,234	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,969
969	Series 2006-1, Class 3A2, 5.750%, 02/25/36	838
	Washington Mutual MSC Mortgage Pass-Through Certificates,
94	Series 2002-MS12, Class A, 6.500%, 05/25/32	98
1,355	Series 2003-MS5, Class 1A4, VAR, 0.753%, 03/25/18	1,325
168	Series 2003-MS7, Class P, PO, 03/25/33	136
	Wells Fargo Alternative Loan Trust,
462	Series 2003-1, Class APO, PO, 09/25/33	318
1,338	Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	1,031
	Wells Fargo Mortgage-Backed Securities Trust,
1,032	Series 2003-8, Class A9, 4.500%, 08/25/18	1,073
3,032	Series 2003-11, Class 1A4, 4.750%, 10/25/18	3,058
923	Series 2003-11, Class 1APO, PO, 10/25/18	798
3,075	Series 2003-13, Class A7, 4.500%, 11/25/18	3,195
16,904	Series 2003-15, Class 1A1, 4.750%, 12/25/18	17,518
387	Series 2003-15, Class APO, PO, 12/25/18	328
1,088	Series 2003-16, Class 2A1, 4.500%, 12/25/18	1,116
1,579	Series 2003-J, Class 2A5, VAR, 4.435%, 10/25/33	1,612
19,488	Series 2003-K, Class 1A1, VAR, 4.465%, 11/25/33	19,406
747	Series 2003-K, Class 1A2, VAR, 4.465%, 11/25/33	774
2,577	Series 2004-4, Class A9, 5.500%, 05/25/34	2,680
1,447	Series 2004-7, Class 2A1, 4.500%, 07/25/19	1,498
1,698	Series 2004-7, Class 2A2, 5.000%, 07/25/19	1,766
2,014	Series 2004-8, Class APO, PO, 08/25/19	1,704
6,531	Series 2004-B, Class A1, VAR, 4.896%, 02/25/34	6,761
3,880	Series 2004-BB, Class A4, VAR, 2.832%, 01/25/35	3,847
5,250	Series 2004-E, Class A8, VAR, 4.847%, 05/25/34	5,291
9,352	Series 2004-EE, Class 2A1, VAR, 2.857%, 12/25/34	9,132
6,362	Series 2004-EE, Class 2A2, VAR, 2.857%, 12/25/34	6,272
9,093	Series 2004-EE, Class 3A1, VAR, 2.979%, 12/25/34	8,990
2,968	Series 2004-EE, Class 3A2, VAR, 2.979%, 12/25/34	2,990
10,822	Series 2004-I, Class 1A1, VAR, 2.948%, 07/25/34	10,828
10,588	Series 2004-P, Class 2A1, VAR, 2.911%, 09/25/34	10,528
6,325	Series 2004-V, Class 1A1, VAR, 2.892%, 10/25/34	6,288
8,113	Series 2004-V, Class 1A2, VAR, 2.892%, 10/25/34	8,161
8,558	Series 2005-1, Class 2A1, 5.000%, 01/25/20	8,709
7,269	Series 2005-13, Class A1, 5.000%, 11/25/20	7,549
3,345	Series 2005-14, Class 1A1, 5.500%, 12/25/35	3,475
1,250	Series 2005-14, Class 2APO, PO, 12/25/35	669
5,626	Series 2005-AR8, Class 2A1, VAR, 2.897%, 06/25/35	5,496
1,550	Series 2007-7, Class A7, 6.000%, 06/25/37	1,426
11,000	Series 2007-9, Class 1A8, 5.500%, 07/25/37	10,854
9,576	Series 2007-11, Class A14, 6.000%, 08/25/37	9,257

		2,475,724

	Total Collateralized Mortgage Obligations (Cost $7,042,272)	7,423,235

Commercial Mortgage-Backed Securities — 1.5%
	Banc of America Commercial Mortgage, Inc.,
5,000	Series 2005-1, Class AJ, VAR, 5.348%, 11/10/42	5,044
5,000	Series 2005-3, Class A4, 4.668%, 07/10/43	5,203
10,625	Series 2005-3, Class AM, 4.727%, 07/10/43	10,285

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
2,500	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	2,728
9,700	Series 2005-6, Class ASB, VAR, 5.369%, 09/10/47	10,331
2,855	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	3,115
7,000	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	7,476
11,500	Series 2006-4, Class A4, 5.634%, 07/10/46	12,281
2,500	Series 2006-5, Class A4, 5.414%, 09/10/47	2,634
9,500	Banc of America Large Loan, Inc., Series 2009-UB1, Class A4A, VAR, 5.699%, 06/24/50 (e)	10,301
33,000	BCRR Trust, Series 2010-LEAF, Class 35A, 4.230%, 11/22/33 (e)	33,639
	Bear Stearns Commercial Mortgage Securities,
3,967	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	4,121
8,560	Series 2006-PW11, Class A4, VAR, 5.623%, 03/11/39	9,331
1,260	Series 2006-PW14, Class A1, 5.044%, 12/11/38	1,279
2,700	Series 2006-T24, Class A4, 5.537%, 10/12/41	2,943
	Citigroup Commercial Mortgage Trust,
7,200	Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	7,405
1,535	Series 2006-C4, Class A1, VAR, 5.919%, 03/15/49	1,547
4,700	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.350%, 01/17/32	5,126
6,300	Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	6,807
2,150	Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, VAR, 5.846%, 03/15/39	2,303
16,464	Defeased Loan Trust, Series 2010-1, Class A, 2.360%, 01/13/14 (e)	16,890
	GMAC Commercial Mortgage Securities, Inc.,
421	Series 2003-C1, Class A1, 3.337%, 05/10/36	427
14,000	Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	15,031
3,500	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	3,477
	GS Mortgage Securities Corp. II,
7,300	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	7,803
5,500	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	5,308
1,600	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A4, 5.399%, 05/15/45	1,724
	LB-UBS Commercial Mortgage Trust,
5,000	Series 2006-C1, Class A4, 5.156%, 02/15/31	5,364
1,470	Series 2006-C4, Class A4, VAR, 6.078%, 06/15/38	1,598
	Merrill Lynch Mortgage Trust,
2,500	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,723
3,325	Series 2005-LC1, Class AJ, VAR, 5.511%, 01/12/44	3,159
6,589	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	6,897
2,200	Series 2006-C1, Class A4, VAR, 5.838%, 05/12/39	2,387
4,950	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.594%, 02/12/39	5,401
	Morgan Stanley Capital I,
3,500	Series 2004-RR, Class F4, VAR, 6.000%, 04/28/39 (e)	3,526
310	Series 2006-T23, Class A1, 5.682%, 08/12/41	313
24	Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A2, 5.980%, 01/15/39	25
26,000	Morgan Stanley Reremic Trust, Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	27,869
2,000	Multi Security Asset Trust, Series 2005-RR4A, Class A3, 5.000%, 11/28/35 (e)	1,850
27,950	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.049%, 08/15/39	30,790
8,391	Wachovia Bank Commercial Mortgage Trust, Series 2004- C15, Class A2, 4.039%, 10/15/41	8,438

	Total Commercial Mortgage- Backed Securities (Cost $270,640)	294,899

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 12.8%
	Consumer Discretionary — 0.9%
	Automobiles — 0.0% (g)
3,600	Daimler Finance North America LLC, 7.300%, 01/15/12	3,848

	Broadcasting & Cable TV — 0.1%
	DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
5,600	4.600%, 02/15/21	5,620
12,465	6.000%, 08/15/40	12,371

		17,991

	Hotels, Restaurants & Leisure — 0.0% (g)
2,025	McDonald’s Corp., 4.300%, 03/01/13	2,181

	Household Durables — 0.0% (g)
3,000	Newell Rubbermaid, Inc., 4.700%, 08/15/20	3,073

	Media — 0.7%
	CBS Corp.,
1,426	5.750%, 04/15/20	1,544
5,025	7.875%, 07/30/30	5,865
1,500	8.875%, 05/15/19	1,928
	Comcast Cable Communications Holdings, Inc.,
6,417	8.375%, 03/15/13	7,378
5,250	9.455%, 11/15/22	7,420
2,200	Comcast Cable Communications LLC, 7.125%, 06/15/13	2,493
	Comcast Cable Holdings LLC,
7,039	9.800%, 02/01/12	7,706
1,800	10.125%, 04/15/22	2,521
	Comcast Corp.,
2,574	5.500%, 03/15/11	2,609
1,300	5.900%, 03/15/16	1,490
1,000	6.500%, 01/15/17	1,183
2,600	Cox Communications, Inc., 5.450%, 12/15/14	2,907
2,650	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	3,042
3,365	Historic TW, Inc., 9.150%, 02/01/23	4,524
5,102	NBC Universal, Inc., 5.950%, 04/01/41 (e)	5,210
	News America Holdings, Inc.,
1,100	8.000%, 10/17/16	1,388
1,050	8.875%, 04/26/23	1,424
	News America, Inc.,
2,500	6.200%, 12/15/34	2,639
1,500	6.900%, 08/15/39	1,715
1,965	7.250%, 05/18/18	2,423
4,400	7.300%, 04/30/28	5,054
	TCI Communications, Inc.,
1,337	7.125%, 02/15/28	1,467
426	8.750%, 08/01/15	534
	Thomson Reuters Corp., (Canada),
2,150	4.700%, 10/15/19	2,337
1,125	5.950%, 07/15/13	1,264
	Time Warner Cable, Inc.,
1,700	5.850%, 05/01/17	1,942
4,600	5.875%, 11/15/40	4,562
4,550	6.750%, 07/01/18	5,402
2,000	6.750%, 06/15/39	2,211
2,450	7.300%, 07/01/38	2,879
1,590	8.250%, 02/14/14	1,878
2,150	8.250%, 04/01/19	2,736
785	8.750%, 02/14/19	1,021
	Time Warner Entertainment Co. LP,
2,020	8.375%, 03/15/23	2,630
6,500	8.375%, 07/15/33	8,231
2,165	10.150%, 05/01/12	2,423
	Time Warner, Inc.,
3,125	6.200%, 03/15/40	3,339
3,825	7.625%, 04/15/31	4,630
255	7.700%, 05/01/32	312
3,190	Viacom, Inc., 6.250%, 04/30/16	3,726

		125,987

	Multiline Retail — 0.0% (g)
1,000	Kohl’s Corp., 6.250%, 12/15/17	1,181
	Target Corp.,
2,100	6.000%, 01/15/18	2,492
1,900	7.000%, 01/15/38	2,393

		6,066

	Specialty Retail — 0.1%
4,600	Home Depot, Inc., 5.400%, 03/01/16	5,254
3,500	Lowe’s Cos., Inc., 7.110%, 05/15/37	4,277
1,775	Staples, Inc., 9.750%, 01/15/14	2,178

		11,709

	Total Consumer Discretionary	170,855

Consumer Staples — 0.5%
	Beverages — 0.2%
	Anheuser-Busch Cos., Inc.,
1,000	5.500%, 01/15/18	1,124
1,100	5.750%, 04/01/36	1,175
	Anheuser-Busch InBev Worldwide, Inc.,
800	7.200%, 01/15/14 (e)	931
7,050	7.750%, 01/15/19 (e)	9,059
	Coca-Cola Co. (The),
1,550	3.625%, 03/15/14	1,663
1,550	4.875%, 03/15/19	1,757
1,650	Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	1,799
2,780	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	3,049
	Diageo Finance B.V., (Netherlands),
2,150	5.300%, 10/28/15	2,447
3,600	5.500%, 04/01/13	3,953

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Beverages — Continued
3,975	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	4,346
231	PepsiCo, Inc., 7.900%, 11/01/18	305
	SABMiller plc, (United Kingdom),
1,900	5.500%, 08/15/13 (e)	2,078
850	6.500%, 07/01/16 (e)	1,012

		34,698

	Food & Staples Retailing — 0.0% (g)
2,000	CVS Caremark Corp., 6.125%, 09/15/39	2,179
	Kroger Co. (The),
924	5.400%, 07/15/40	911
2,225	7.500%, 01/15/14	2,614
	Wal-Mart Stores, Inc.,
1,820	4.550%, 05/01/13	1,979
1,200	5.250%, 09/01/35	1,236
1,050	6.200%, 04/15/38	1,218
700	7.550%, 02/15/30	908

		11,045

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
2,125	5.875%, 05/15/13	2,287
4,760	8.500%, 06/15/19	5,692
605	Bunge N.A. Finance LP, 5.900%, 04/01/17	639
	Cargill, Inc.,
1,650	5.200%, 01/22/13 (e)	1,778
1,550	6.000%, 11/27/17 (e)	1,809
900	6.375%, 06/01/12 (e)	967
2,850	7.350%, 03/06/19 (e)	3,536
1,270	General Mills, Inc., 6.000%, 02/15/12	1,346
	Kellogg Co.,
1,500	4.250%, 03/06/13	1,601
2,600	5.125%, 12/03/12	2,800
	Kraft Foods, Inc.,
5,888	5.375%, 02/10/20	6,558
4,250	6.125%, 02/01/18	5,006
2,000	6.125%, 08/23/18	2,356
8,705	6.500%, 08/11/17	10,394
1,000	6.750%, 02/19/14	1,159
1,600	6.875%, 02/01/38	1,908
2,700	6.875%, 01/26/39	3,228

		53,064

	Household Products — 0.0% (g)
500	Kimberly-Clark Corp., 7.500%, 11/01/18	646
2,328	Procter & Gamble - ESOP, 9.360%, 01/01/21	2,999
1,000	Procter & Gamble Co., 5.500%, 02/01/34	1,096

		4,741

	Total Consumer Staples	103,548

Energy — 0.8%
	Energy Equipment & Services — 0.1%
	Halliburton Co.,
750	6.150%, 09/15/19	881
5,050	7.450%, 09/15/39	6,464
6,750	Transocean, Inc., (Switzerland), 6.500%, 11/15/20	7,351

		14,696

	Oil, Gas & Consumable Fuels — 0.7%
2,655	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	3,145
	Anadarko Petroleum Corp.,
405	5.750%, 06/15/14	435
8,500	7.625%, 03/15/14	9,600
1,100	8.700%, 03/15/19	1,345
	BP Capital Markets plc, (United Kingdom),
1,380	3.125%, 03/10/12	1,411
9,100	5.250%, 11/07/13	9,893
	Canadian Natural Resources Ltd., (Canada),
400	5.900%, 02/01/18	467
2,000	6.750%, 02/01/39	2,420
5,100	Chevron Corp., 4.950%, 03/03/19	5,886
1,040	Conoco Funding Co., (Canada), 7.250%, 10/15/31	1,306
	ConocoPhillips,
1,500	5.200%, 05/15/18	1,716
2,000	5.750%, 02/01/19	2,362
1,450	6.000%, 01/15/20	1,752
1,450	6.500%, 02/01/39	1,759
900	Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	945
2,750	EnCana Corp., (Canada), 6.500%, 05/15/19	3,316
5,400	ENI S.p.A., (Italy), 5.700%, 10/01/40 (e)	5,412
	EOG Resources, Inc.,
5,300	4.100%, 02/01/21	5,302
1,800	6.875%, 10/01/18	2,211
1,155	Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,294
1,230	Kerr-McGee Corp., 6.950%, 07/01/24	1,346
1,980	Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	2,168
	Marathon Oil Corp.,
3,100	5.900%, 03/15/18	3,570
2,800	6.000%, 10/01/17	3,233
1,150	PC Financial Partnership, 5.000%, 11/15/14	1,264
	Petro-Canada, (Canada),
2,549	6.050%, 05/15/18	2,946
3,200	6.800%, 05/15/38	3,659
2,045	Pioneer Natural Resources Co., 5.875%, 07/15/16	2,110

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	Shell International Finance B.V., (Netherlands),
2,330	1.875%, 03/25/13	2,376
994	3.100%, 06/28/15	1,042
2,330	4.000%, 03/21/14	2,505
3,000	4.300%, 09/22/19	3,224
8,580	4.375%, 03/25/20	9,289
6,000	6.375%, 12/15/38	7,130
2,950	Statoil ASA, (Norway), 3.125%, 08/17/17	3,017
	Suncor Energy, Inc., (Canada),
1,900	6.100%, 06/01/18	2,210
900	6.850%, 06/01/39	1,050
475	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	602
	Tosco Corp.,
300	7.800%, 01/01/27	382
3,500	8.125%, 02/15/30	4,631
10,000	Total Capital S.A., (France), 2.300%, 03/15/16	9,944
	XTO Energy, Inc.,
3,000	4.625%, 06/15/13	3,282
2,800	5.750%, 12/15/13	3,203

		136,160

	Total Energy	150,856

Financials — 7.3%
	Capital Markets — 1.7%
	Bank of New York Mellon Corp. (The),
8,000	2.950%, 06/18/15	8,280
3,750	4.600%, 01/15/20	4,061
1,000	5.125%, 08/27/13	1,105
	BlackRock, Inc.,
3,245	3.500%, 12/10/14	3,391
9,294	5.000%, 12/10/19	9,961
10,200	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	10,141
1,600	Charles Schwab Corp. (The), 4.950%, 06/01/14	1,770
	Credit Suisse USA, Inc.,
1,200	4.875%, 01/15/15	1,310
1,803	5.125%, 01/15/14	1,982
15,099	6.125%, 11/15/11	15,872
2,500	FMR LLC, 6.450%, 11/15/39 (e)	2,455
2,095	Goldman Sachs Capital I, 6.345%, 02/15/34	1,954
1,000	Goldman Sachs Group LP, 8.000%, 03/01/13 (e)	1,122
	Goldman Sachs Group, Inc. (The),
7,300	3.700%, 08/01/15	7,458
2,694	4.750%, 07/15/13	2,875
3,185	5.150%, 01/15/14	3,452
3,810	5.250%, 10/15/13	4,128
4,201	5.375%, 03/15/20	4,311
10	5.700%, 09/01/12	11
12,900	5.950%, 01/18/18	13,999
1,875	6.000%, 06/15/20	2,010
650	6.150%, 04/01/18	712
7,470	6.250%, 09/01/17	8,351
9,056	6.600%, 01/15/12	9,596
1,600	6.750%, 10/01/37	1,606
6,716	6.875%, 01/15/11 (c)	6,768
20,180	7.500%, 02/15/19	23,540
	Jefferies Group, Inc.,
3,075	3.875%, 11/09/15	3,042
2,750	5.500%, 03/15/16	2,894
5,600	6.450%, 06/08/27	5,402
6,925	8.500%, 07/15/19	8,066
	Lehman Brothers Holdings, Inc.,
151	3.950%, 11/10/09 (d)	33
3,480	4.800%, 03/13/14 (d)	752
800	5.750%, 05/17/13 (d)	173
3,000	6.000%, 07/19/12 (d)	649
3,962	6.625%, 01/18/12 (d)	857
450	6.750%, 12/28/17 (d)	—	(h)
219	7.875%, 11/01/09 (d)	47
	Merrill Lynch & Co., Inc.,
700	5.000%, 01/15/15	729
3,723	5.450%, 07/15/14	3,963
1,000	5.700%, 05/02/17	1,008
6,929	6.150%, 04/25/13	7,432
12,986	6.400%, 08/28/17	13,921
6,348	6.875%, 04/25/18	6,974
	Morgan Stanley,
14,484	3.000%, 07/17/56	14,471
6,626	4.000%, 07/24/15	6,725
4,263	4.200%, 11/20/14	4,412
2,711	4.750%, 04/01/14	2,817
9,078	5.300%, 03/01/13	9,745
7,503	5.500%, 07/24/20	7,678
8,050	5.625%, 09/23/19	8,189
1,300	5.750%, 08/31/12	1,385
5,800	6.000%, 05/13/14	6,323
3,294	6.000%, 04/28/15	3,586
1,070	6.250%, 08/28/17	1,161
4,425	6.625%, 04/01/18	4,836
10,300	6.750%, 04/15/11	10,525
2,000	7.300%, 05/13/19	2,248
	Nomura Holdings, Inc., (Japan),
2,828	5.000%, 03/04/15	2,987
6,114	6.700%, 03/04/20	6,712
887	Northern Trust Corp., 5.500%, 08/15/13	990
1,250	State Street Corp., 4.300%, 05/30/14	1,359
	UBS AG, (Switzerland),
2,927	2.250%, 08/12/13	2,968
13,050	3.875%, 01/15/15	13,700
2,000	4.875%, 08/04/20	2,075
2,400	5.750%, 04/25/18	2,657
1,025	5.875%, 12/20/17	1,145

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
		326,857

	Commercial Banks — 2.1%
2,930	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	2,983
	Bank of Nova Scotia, (Canada),
8,206	1.650%, 10/29/15 (e)	8,067
3,441	3.400%, 01/22/15	3,645
4,367	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	4,639
	Barclays Bank plc, (United Kingdom),
9,400	2.500%, 01/23/13	9,567
8,375	2.500%, 09/21/15 (e)	8,228
3,858	3.900%, 04/07/15	4,029
1,100	5.000%, 09/22/16	1,179
4,500	5.125%, 01/08/20	4,622
5,500	5.200%, 07/10/14	6,013
3,700	6.050%, 12/04/17 (e)	3,891
500	6.750%, 05/22/19	567
	BB&T Corp.,
2,350	3.375%, 09/25/13	2,470
10,800	3.850%, 07/27/12	11,266
6,250	3.950%, 04/29/16	6,515
2,750	4.900%, 06/30/17	2,872
1,650	6.850%, 04/30/19	1,963
	Branch Banking & Trust Co.,
598	4.875%, 01/15/13	637
4,650	5.625%, 09/15/16	5,196
1,500	Cadets Trust, 4.800%, 07/15/13 (e)	1,535
37,250	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	38,433
1,250	Comerica Bank, 5.200%, 08/22/17	1,318
1,960	Comerica, Inc., 3.000%, 09/16/15	1,969
	Credit Suisse, (Switzerland),
2,700	3.450%, 07/02/12	2,804
3,290	4.375%, 08/05/20	3,261
2,995	5.000%, 05/15/13	3,239
6,300	5.300%, 08/13/19	6,758
2,000	5.500%, 05/01/14	2,217
3,520	Deutsche Bank AG, (Germany), 3.875%, 08/18/14	3,741
10,218	DnB NOR Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	10,121
1,450	Fifth Third Bancorp, 5.450%, 01/15/17	1,512
	HSBC Bank plc, (United Kingdom),
4,624	3.500%, 06/28/15 (e)	4,785
5,961	4.125%, 08/12/20 (e)	5,895
6,805	HSBC Bank USA N.A., 4.625%, 04/01/14	7,214
3,150	KeyBank N.A., 5.500%, 09/17/12	3,337
1,650	KeyCorp, 6.500%, 05/14/13	1,803
4,500	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	5,139
2,750	Marshall & Ilsley Corp., 5.350%, 04/01/11	2,759
	National Australia Bank Ltd., (Australia),
18,650	2.500%, 01/08/13 (e)	19,130
7,800	2.750%, 09/28/15 (e)	7,834
3,455	3.750%, 03/02/15 (e)	3,637
4,000	National City Bank, 5.800%, 06/07/17	4,437
5,000	Nordea Bank AB, (Sweden), 1.750%, 10/04/13 (e)	5,009
2,000	PNC Bank N.A., 6.875%, 04/01/18	2,330
	PNC Funding Corp.,
1,015	3.000%, 05/19/14	1,048
4,534	4.375%, 08/11/20	4,616
5,700	5.125%, 02/08/20	6,088
1,200	5.250%, 11/15/15	1,313
1,230	5.625%, 02/01/17	1,335
2,100	6.700%, 06/10/19	2,466
	Rabobank Nederland N.V., (Netherlands),
2,340	2.125%, 10/13/15	2,307
12,700	3.200%, 03/11/15 (e)	13,156
1,200	Regions Financial Corp., 7.375%, 12/10/37	1,029
2,450	SouthTrust Bank, 7.690%, 05/15/25	2,819
	SunTrust Banks, Inc.,
4,015	5.250%, 11/05/12	4,230
1,000	6.000%, 09/11/17	1,069
2,021	6.375%, 04/01/11	2,057
505	7.250%, 03/15/18	567
9,045	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	9,160
	U.S. Bancorp,
4,680	2.000%, 06/14/13	4,781
4,299	2.875%, 11/20/14	4,460
1,400	7.500%, 06/01/26	1,611
690	U.S. Bank N.A., 6.300%, 02/04/14	782
	Wachovia Bank N.A.,
3,500	5.000%, 08/15/15	3,791
15,190	6.000%, 11/15/17	16,957
2,700	6.600%, 01/15/38	2,949
4,430	VAR, 0.622%, 03/15/16	4,097
	Wachovia Corp.,
2,130	4.875%, 02/15/14	2,272
8,400	5.500%, 05/01/13	9,194
3,050	5.750%, 06/15/17	3,416
11,100	5.750%, 02/01/18	12,448

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
	Wells Fargo & Co.,
16,700	3.750%, 10/01/14	17,626
8,185	5.625%, 12/11/17	9,177
	Wells Fargo Bank N.A.,
970	4.750%, 02/09/15	1,036
2,000	5.750%, 05/16/16	2,229
319	6.450%, 02/01/11	322
	Westpac Banking Corp., (Australia),
4,800	4.200%, 02/27/15	5,135
10,711	4.875%, 11/19/19	11,473

		405,582

	Consumer Finance — 0.4%
	American Express Credit Corp.,
4,100	5.875%, 05/02/13	4,472
5,650	7.300%, 08/20/13	6,396
1,479	American General Finance Corp., 5.375%, 10/01/12	1,364
2,060	American Honda Finance Corp., 2.375%, 03/18/13 (e)	2,103
11,599	Capital One Bank USA N.A., 8.800%, 07/15/19	14,437
	Capital One Financial Corp.,
1,175	5.700%, 09/15/11	1,217
3,105	6.250%, 11/15/13	3,435
5,300	6.750%, 09/15/17	6,211
2,970	7.375%, 05/23/14	3,429
	HSBC Finance Corp.,
311	4.750%, 07/15/13	329
2,000	5.000%, 06/30/15	2,165
1,600	5.250%, 01/15/14	1,733
200	5.500%, 01/19/16	222
2,251	6.375%, 10/15/11	2,353
1,078	6.375%, 11/27/12	1,172
4,500	7.000%, 05/15/12	4,837
308	7.350%, 11/27/32	310
1,700	VAR, 0.539%, 01/15/14	1,631
	John Deere Capital Corp.,
450	4.500%, 04/03/13	485
4,750	5.250%, 10/01/12	5,139
2,437	SLM Corp., 5.375%, 01/15/13	2,474
5,538	Toyota Motor Credit Corp., 3.200%, 06/17/15	5,890
2,002	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	2,011
1,750	Washington Mutual Finance Corp., 6.875%, 05/15/11	1,795

		75,610

	Diversified Financial Services — 1.8%
9,250	Associates Corp. of North America, 6.950%, 11/01/18	10,292
18,700	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	19,623
	Bank of America Corp.,
5,500	4.900%, 05/01/13	5,790
1,000	5.625%, 10/14/16	1,047
6,730	5.625%, 07/01/20	6,766
5,340	5.650%, 05/01/18	5,476
4,635	5.750%, 12/01/17	4,802
5,000	6.500%, 08/01/16	5,430
3,000	7.375%, 05/15/14	3,352
3,079	7.400%, 01/15/11	3,103
7,420	Bank of America N.A., 5.300%, 03/15/17	7,513
	BHP Billiton Finance USA Ltd., (Australia),
1,600	5.400%, 03/29/17	1,819
1,150	5.500%, 04/01/14	1,289
2,750	6.500%, 04/01/19	3,353
5,500	BP Capital Markets plc, (United Kingdom), 3.875%, 03/10/15	5,726
	Caterpillar Financial Services Corp.,
1,850	4.850%, 12/07/12	1,993
1,900	4.900%, 08/15/13	2,088
1,000	5.450%, 04/15/18	1,140
900	5.500%, 03/15/16	1,043
4,800	6.200%, 09/30/13	5,457
3,500	7.050%, 10/01/18	4,374
600	7.150%, 02/15/19	764
	Citigroup, Inc.,
1,500	4.700%, 05/29/15	1,561
3,400	4.750%, 05/19/15	3,547
3,929	5.375%, 08/09/20	4,020
2,400	5.500%, 04/11/13	2,573
1,000	5.500%, 02/15/17	1,039
5,286	5.625%, 08/27/12	5,576
3,100	6.000%, 12/13/13	3,391
13,500	6.000%, 08/15/17	14,593
6,000	6.010%, 01/15/15	6,545
5,350	6.125%, 11/21/17	5,838
3,675	6.375%, 08/12/14	4,071
2,850	8.125%, 07/15/39	3,465
5,375	8.500%, 05/22/19	6,582
	CME Group, Inc.,
7,200	5.400%, 08/01/13	7,990
700	5.750%, 02/15/14	789
1,225	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,432
400	Diageo Investment Corp., 9.000%, 08/15/11	423
	General Electric Capital Corp.,
4,131	2.250%, 11/09/15	4,003
11,000	4.375%, 09/16/20	10,754
16,000	5.250%, 10/19/12	17,168
1,500	5.400%, 02/15/17	1,640
2,000	5.500%, 06/04/14	2,224
10,250	5.500%, 01/08/20	10,973
7,400	5.625%, 09/15/17 (c)	8,151

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
25,675	5.625%, 05/01/18	27,994
26,603	5.875%, 02/15/12	28,082
1,900	5.875%, 01/14/38	1,861
4,700	5.900%, 05/13/14	5,246
24,792	6.000%, 06/15/12	26,581
5,300	6.000%, 08/07/19	5,857
4,941	6.750%, 03/15/32	5,389
900	6.875%, 01/10/39	1,000
2,625	VAR, 0.409%, 04/10/12	2,615
3,500	VAR, 0.456%, 02/15/17	3,205
	National Rural Utilities Cooperative Finance Corp.,
530	2.625%, 09/16/12	546
3,550	4.750%, 03/01/14	3,906
2,155	10.375%, 11/01/18	3,035
2,400	Textron Financial Corp., 5.400%, 04/28/13	2,507

		348,412

	Insurance — 0.9%
	ACE INA Holdings, Inc.,
3,636	2.600%, 11/23/15	3,609
2,000	5.600%, 05/15/15	2,240
2,118	Aflac, Inc., 6.450%, 08/15/40	2,145
5,000	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	5,479
	American International Group, Inc.,
3,284	4.250%, 05/15/13	3,349
2,800	5.450%, 05/18/17	2,772
1,425	5.600%, 10/18/16	1,436
	AON Financial Services,
2,012	3.500%, 09/30/15	2,041
1,668	6.250%, 09/30/40	1,696
5,641	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	5,881
	Berkshire Hathaway Finance Corp.,
3,500	4.000%, 04/15/12	3,654
3,800	4.600%, 05/15/13	4,100
750	5.000%, 08/15/13	826
6,200	5.400%, 05/15/18	6,898
1,300	5.750%, 01/15/40	1,339
1,130	Chubb Corp. (The), 5.750%, 05/15/18	1,286
	CNA Financial Corp.,
6,800	5.850%, 12/15/14	7,291
5,063	5.875%, 08/15/20	5,131
	Jackson National Life Global Funding,
3,400	5.375%, 05/08/13 (e)	3,669
4,115	6.125%, 05/30/12 (e)	4,375
2,980	Liberty Mutual Group, Inc., 5.750%, 03/15/14 (e)	3,124
	MassMutual Global Funding II,
2,714	2.300%, 09/28/15 (e)	2,714
1,628	2.875%, 04/21/14 (e)	1,711
5,150	3.625%, 07/16/12 (e)	5,352
815	MetLife, Inc., 6.817%, 08/15/18	964
	Metropolitan Life Global Funding I,
9,335	2.500%, 01/11/13 (e)	9,565
8,000	2.875%, 09/17/12 (e)	8,222
3,000	5.125%, 04/10/13 (e)	3,249
2,497	5.200%, 09/18/13 (e)	2,729
1,450	5.750%, 07/25/11 (e)	1,492
1,000	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	1,080
	Nationwide Financial Services,
1,130	5.900%, 07/01/12	1,197
1,661	6.250%, 11/15/11	1,723
	New York Life Global Funding,
3,000	3.000%, 05/04/15 (e)	3,129
5,910	4.650%, 05/09/13 (e)	6,367
5,914	5.375%, 09/15/13 (e)	6,551
	Pacific Life Global Funding,
4,000	5.000%, 05/15/17 (e)	4,210
2,500	5.150%, 04/15/13 (e)	2,688
6,400	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	7,125
	Principal Life Global Funding I,
1,600	5.050%, 03/15/15 (e)	1,731
11,236	6.250%, 02/15/12 (e)	11,777
	Principal Life Income Funding Trusts,
5,900	5.100%, 04/15/14	6,428
1,010	5.150%, 06/17/11	1,029
2,215	5.300%, 12/14/12	2,396
2,900	5.300%, 04/24/13	3,159
4,955	Protective Life Secured Trusts, 4.000%, 04/01/11	5,012
1,070	Travelers Cos, Inc. (The), 5.800%, 05/15/18	1,217
3,200	Travelers Life & Annuity Global Funding I, 5.125%, 08/15/14 (e)	3,535
890	Travelers Property Casualty Corp., 5.000%, 03/15/13	967

		179,660

	Real Estate Investment Trusts (REITs) — 0.2%
	CommonWealth REIT,
7,010	5.875%, 09/15/20	6,950
3,890	6.650%, 01/15/18	4,167
	Simon Property Group LP,
450	4.200%, 02/01/15	480
1,300	4.375%, 03/01/21	1,331
1,775	5.625%, 08/15/14	2,002
1,100	5.650%, 02/01/20	1,234
2,120	6.100%, 05/01/16	2,439
3,675	6.125%, 05/30/18	4,239
1,645	6.750%, 05/15/14	1,884

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — Continued
6,277	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	7,241

		31,967

	Thrifts & Mortgage Finance — 0.2%
8,600	Countrywide Financial Corp., 6.250%, 05/15/16	8,961
6,270	Countrywide Home Loans, Inc., 4.000%, 03/22/11	6,334
24,170	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	24,275

		39,570

	Total Financials	1,407,658

Health Care — 0.2%
	Biotechnology — 0.1%
	Amgen, Inc.,
1,188	4.500%, 03/15/20	1,282
4,500	4.950%, 10/01/41	4,308
1,975	5.700%, 02/01/19	2,318
3,541	5.750%, 03/15/40	3,826

		11,734

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
1,150	4.000%, 03/01/14	1,244
500	4.625%, 03/15/15	555
700	Becton Dickinson and Co., 5.000%, 05/15/19	788

		2,587

	Health Care Providers & Services — 0.0% (g)
2,158	Medco Health Solutions, Inc., 2.750%, 09/15/15	2,183
	WellPoint, Inc.,
492	5.875%, 06/15/17	560
340	7.000%, 02/15/19	411

		3,154

	Pharmaceuticals — 0.1%
350	Abbott Laboratories, 6.150%, 11/30/37	408
3,200	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	3,629
1,095	Eli Lilly & Co., 3.550%, 03/06/12	1,132
	GlaxoSmithKline Capital, Inc.,
1,000	4.375%, 04/15/14	1,097
3,100	4.850%, 05/15/13	3,388
2,100	6.375%, 05/15/38	2,518
1,040	Merck & Co., Inc., 6.000%, 09/15/17	1,246
790	Wyeth, 6.450%, 02/01/24	960

		14,378

	Total Health Care	31,853

Industrials — 0.5%
	Aerospace & Defense — 0.1%
	Boeing Co. (The),
250	3.500%, 02/15/15	268
500	4.875%, 02/15/20	559
1,500	Honeywell International, Inc., 5.300%, 03/01/18	1,721
	Lockheed Martin Corp.,
1,000	4.250%, 11/15/19	1,062
3,993	5.720%, 06/01/40 (e)	4,242
2,700	Northrop Grumman Systems Corp., 7.125%, 02/15/11	2,735
542	Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	577
5	United Technologies Corp., 6.100%, 05/15/12	5

		11,169

	Airlines — 0.0% (g)
573	Continental Airlines, 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	624
4,550	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	4,573

		5,197

	Building Products — 0.0% (g)
800	Masco Corp., 5.850%, 03/15/17	784

	Commercial Services & Supplies — 0.1%
2,850	Allied Waste North America, Inc., 6.875%, 06/01/17	3,160
	Pitney Bowes, Inc.,
4,300	4.875%, 08/15/14	4,610
7,170	5.000%, 03/15/15	7,694
1,700	5.600%, 03/15/18	1,795
	Waste Management, Inc.,
1,885	4.750%, 06/30/20	2,013
1,365	7.375%, 03/11/19	1,705
800	7.750%, 05/15/32	996

		21,973

	Industrial Conglomerates — 0.1%
550	Koninklijke Philips Electronics N.V., (Netherlands), 7.200%, 06/01/26	674
1,350	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,587
2,650	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	3,470

		5,731

	Machinery — 0.0% (g)
2,650	Eaton Corp., 5.600%, 05/15/18	3,027
775	Ingersoll-Rand Co., (Bermuda), 6.391%, 11/15/27	852
350	PACCAR, Inc., 6.375%, 02/15/12	372

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Machinery — Continued
775	Parker Hannifin Corp., 5.500%, 05/15/18	893

		5,144

	Road & Rail — 0.2%
	Burlington Northern Santa Fe LLC,
1,418	3.600%, 09/01/20	1,413
3,660	5.650%, 05/01/17	4,179
1,675	5.750%, 03/15/18	1,925
600	6.700%, 08/01/28	689
700	6.750%, 07/15/11	727
1,300	7.000%, 02/01/14	1,513
2,223	7.125%, 12/15/10	2,229
1,300	7.290%, 06/01/36	1,576
	CSX Corp.,
1,700	6.250%, 04/01/15	1,976
850	6.300%, 03/15/12	907
700	7.375%, 02/01/19	874
400	Erac USA Finance Co., 6.375%, 10/15/17 (e)	457
2,718	Federal Express Corp. 1998 Pass Through Trust, 6.720%, 01/15/22	2,945
	Norfolk Southern Corp.,
299	5.590%, 05/17/25	323
871	5.640%, 05/17/29	932
2,500	6.750%, 02/15/11	2,528
326	7.250%, 02/15/31	400
135	7.700%, 05/15/17	169
34	7.800%, 05/15/27	43
2,690	Ryder System, Inc., 3.600%, 03/01/16	2,728
	Union Pacific Corp.,
175	4.875%, 01/15/15	193
1,800	5.650%, 05/01/17	2,049
1,700	5.700%, 08/15/18	1,957
1,000	5.780%, 07/15/40 (e)	1,036
3,000	7.000%, 02/01/16	3,595
	United Parcel Service of America, Inc.,
2,350	8.375%, 04/01/20	3,231
600	SUB, 8.375%, 04/01/30	789

		41,383

	Total Industrials	91,381

Information Technology — 0.4%
	Communications Equipment — 0.0% (g)
	Cisco Systems, Inc.,
1,500	5.500%, 02/22/16	1,751
2,360	5.500%, 01/15/40	2,491
4,990	5.900%, 02/15/39	5,559

		9,801

	Computers & Peripherals — 0.2%
	Dell, Inc.,
6,526	2.300%, 09/10/15	6,436
570	5.650%, 04/15/18	639
1,900	7.100%, 04/15/28	2,152
	Hewlett-Packard Co.,
650	2.950%, 08/15/12	674
1,000	4.500%, 03/01/13	1,077
1,900	4.750%, 06/02/14	2,107
2,525	5.400%, 03/01/17	2,900
4,400	6.125%, 03/01/14	5,026
	International Business Machines Corp.,
3,950	5.700%, 09/14/17	4,644
660	6.220%, 08/01/27	781
4,500	7.625%, 10/15/18	5,910
450	8.000%, 10/15/38	630

		32,976

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
855	3.375%, 11/01/15	843
4,635	6.000%, 04/01/20	4,885
5,270	6.875%, 07/01/13	5,836

		11,564

	IT Services — 0.0% (g)
2,950	Electronic Data Systems LLC, 6.000%, 08/01/13	3,324
2,420	HP Enterprise Services LLC, 7.450%, 10/15/29	3,125

		6,449

	Office Electronics — 0.0% (g)
	Xerox Corp.,
3,200	6.750%, 02/01/17	3,782
310	8.250%, 05/15/14	369

		4,151

	Software — 0.1%
850	Intuit, Inc., 5.750%, 03/15/17	949
	Microsoft Corp.,
7,590	1.625%, 09/25/15	7,529
1,214	4.500%, 10/01/40	1,158
	Oracle Corp.,
5,300	5.000%, 07/08/19	5,927
2,320	5.250%, 01/15/16	2,667
3,400	5.750%, 04/15/18	3,955
1,950	6.500%, 04/15/38	2,334

		24,519

	Total Information Technology	89,460

Materials — 0.2%
	Chemicals — 0.2%
850	Air Products & Chemicals, Inc., 4.150%, 02/01/13	897
	Dow Chemical Co. (The),
4,831	4.250%, 11/15/20	4,712
1,670	4.850%, 08/15/12	1,770
650	6.000%, 10/01/12	699
1,776	6.125%, 02/01/11	1,790
1,345	7.375%, 11/01/29	1,602

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Chemicals — Continued
	EI Du Pont de Nemours & Co.,
3,706	1.950%, 01/15/16	3,670
125	4.125%, 03/06/13	133
500	4.875%, 04/30/14	556
2,150	4.900%, 01/15/41	2,130
3,800	6.000%, 07/15/18	4,487
3,750	Monsanto Co., 7.375%, 08/15/12	4,154
	Potash Corp. of Saskatchewan, Inc., (Canada),
1,450	4.875%, 03/01/13	1,546
3,800	6.500%, 05/15/19	4,507
	PPG Industries, Inc.,
1,144	5.500%, 11/15/40	1,144
2,150	5.750%, 03/15/13	2,348
2,100	9.000%, 05/01/21	2,850
	Praxair, Inc.,
850	4.375%, 03/31/14	929
1,900	4.625%, 03/30/15	2,108
480	5.200%, 03/15/17	545
1,295	5.250%, 11/15/14	1,469

		44,046

	Metals & Mining — 0.0% (g)
	Rio Tinto Finance USA Ltd., (Australia),
1,280	3.500%, 11/02/20	1,243
1,585	8.950%, 05/01/14	1,940

		3,183

	Total Materials	47,229

Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.8%
270	AT&T Corp., 8.000%, 11/15/31	346
	AT&T, Inc.,
8,300	4.950%, 01/15/13	8,939
1,120	5.100%, 09/15/14	1,241
10,603	5.350%, 09/01/40 (e)	10,068
2,925	5.500%, 02/01/18	3,343
1,300	5.600%, 05/15/18	1,497
2,295	5.625%, 06/15/16	2,636
7,200	6.300%, 01/15/38	7,674
1,330	BellSouth Corp., 5.200%, 09/15/14	1,479
	BellSouth Telecommunications, Inc.,
1,828	6.300%, 12/15/15	1,988
1,200	7.000%, 10/01/25	1,354
	British Telecommunications plc, (United Kingdom),
5,000	5.150%, 01/15/13	5,335
2,800	5.950%, 01/15/18	3,092
8,236	9.375%, 12/15/10	8,264
300	9.875%, 12/15/30	400
	Deutsche Telekom International Finance B.V., (Netherlands),
4,200	4.875%, 07/08/14	4,592
785	5.250%, 07/22/13	859
2,025	6.000%, 07/08/19	2,358
200	8.750%, 06/15/30	271
1,000	France Telecom S.A., (France), 8.500%, 03/01/31	1,364
	GTE Corp.,
17,200	6.840%, 04/15/18	20,175
1,000	8.750%, 11/01/21	1,385
	Telecom Italia Capital S.A., (Luxembourg),
4,360	4.950%, 09/30/14	4,558
2,300	5.250%, 11/15/13	2,431
1,350	6.175%, 06/18/14	1,462
2,125	6.999%, 06/04/18	2,365
	Telefonica Emisiones S.A.U., (Spain),
4,000	5.855%, 02/04/13	4,294
1,500	5.877%, 07/15/19	1,603
1,011	TELUS Corp., (Canada), 8.000%, 06/01/11	1,044
	Verizon Communications, Inc.,
2,175	5.500%, 02/15/18	2,468
250	5.550%, 02/15/16	289
1,443	5.850%, 09/15/35	1,510
4,400	7.350%, 04/01/39	5,433
1,500	8.750%, 11/01/18	2,023
6,498	Verizon Florida LLC, 6.125%, 01/15/13	7,128
7,600	Verizon Global Funding Corp., 7.750%, 12/01/30	9,654
	Verizon Maryland, Inc.,
2,363	6.125%, 03/01/12	2,506
3,100	7.150%, 05/01/23	3,283
900	Verizon New England, Inc., 4.750%, 10/01/13	970
880	Verizon New York, Inc., 7.375%, 04/01/32	1,024
5,232	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	5,923
2,788	Verizon Virginia, Inc., 4.625%, 03/15/13	2,970

		151,598

	Wireless Telecommunication Services — 0.1%
1,500	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	1,674
	New Cingular Wireless Services, Inc.,
3,763	7.875%, 03/01/11	3,832
3,220	8.125%, 05/01/12	3,540
	Vodafone Group plc, (United Kingdom),
5,125	5.000%, 09/15/15	5,683
753	5.450%, 06/10/19	855

		15,584

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Wireless Telecommunication Services — Continued
	Total Telecommunication Services	167,182

Utilities — 1.1%
	Electric Utilities — 0.8%
	Alabama Power Co.,
711	4.700%, 12/01/10	711
700	6.125%, 05/15/38	794
1,110	Arizona Public Service Co., 4.650%, 05/15/15	1,192
	Carolina Power & Light Co.,
2,177	5.125%, 09/15/13	2,413
2,000	5.300%, 01/15/19	2,291
	CenterPoint Energy Houston Electric LLC,
3,100	5.750%, 01/15/14	3,478
725	7.000%, 03/01/14	844
3,450	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	4,241
1,550	Columbus Southern Power Co., 6.050%, 05/01/18	1,790
925	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	1,064
3,078	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	3,307
	Duke Energy Carolinas LLC,
1,991	4.300%, 06/15/20	2,128
1,400	5.100%, 04/15/18	1,584
1,795	5.625%, 11/30/12	1,956
1,816	6.250%, 01/15/12	1,928
1,875	Duke Energy Corp., 3.950%, 09/15/14	2,003
	Duke Energy Indiana, Inc.,
2,260	3.750%, 07/15/20	2,298
3,100	6.350%, 08/15/38	3,643
4,600	Enel Finance International S.A., (Luxembourg), 5.125%, 10/07/19 (e)	4,741
	Exelon Generation Co. LLC,
6,000	4.000%, 10/01/20	5,859
1,857	5.750%, 10/01/41	1,804
	Florida Power & Light Co.,
500	5.950%, 10/01/33	560
1,000	5.950%, 02/01/38	1,132
	Florida Power Corp.,
500	4.800%, 03/01/13	540
1,125	5.650%, 06/15/18	1,313
700	6.400%, 06/15/38	823
	FPL Group Capital, Inc.,
900	5.350%, 06/15/13	983
1,200	6.000%, 03/01/19 (c)	1,377
1,600	7.875%, 12/15/15	1,978
	Georgia Power Co.,
1,423	4.750%, 09/01/40	1,346
400	5.950%, 02/01/39	447
1,100	6.000%, 11/01/13	1,249
1,085	Indiana Michigan Power Co., 7.000%, 03/15/19	1,321
300	Jersey Central Power & Light Co., 7.350%, 02/01/19	367
247	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	255
700	MidAmerican Energy Co., 5.300%, 03/15/18	790
	Nevada Power Co.,
367	5.375%, 09/15/40	361
950	6.500%, 08/01/18	1,134
1,825	7.125%, 03/15/19	2,220
1,625	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	1,755
	Nisource Finance Corp.,
2,560	6.150%, 03/01/13	2,814
7,850	10.750%, 03/15/16	10,376
2,500	Northern States Power Co., 6.250%, 06/01/36	2,926
2,400	Ohio Power Co., 5.750%, 09/01/13	2,649
	Oncor Electric Delivery Co. LLC,
820	5.950%, 09/01/13	917
3,000	6.800%, 09/01/18	3,622
	Pacific Gas & Electric Co.,
1,980	5.625%, 11/30/17	2,277
750	8.250%, 10/15/18	995
	PacifiCorp,
250	5.500%, 01/15/19	290
2,850	5.650%, 07/15/18	3,345
125	6.900%, 11/15/11	133
900	Peco Energy Co., 5.350%, 03/01/18	1,024
1,320	Potomac Electric Power Co., 6.500%, 11/15/37	1,556
730	Progress Energy, Inc., 6.050%, 03/15/14	821
	PSEG Power LLC,
2,411	5.125%, 04/15/20	2,593
2,190	5.500%, 12/01/15	2,457
1,255	8.625%, 04/15/31	1,621
	Public Service Co. of Colorado,
1,160	3.200%, 11/15/20	1,138
275	5.800%, 08/01/18	324
3,350	Public Service Co. of Oklahoma, 6.625%, 11/15/37	3,722
	Public Service Electric & Gas Co.,
825	5.300%, 05/01/18	942
1,138	5.375%, 11/01/39	1,202
5,300	6.330%, 11/01/13	6,018
	Southern California Edison Co.,
1,200	4.150%, 09/15/14	1,309
1,400	5.500%, 08/15/18	1,629
1,650	5.750%, 03/15/14	1,870

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
645	5.950%, 02/01/38	727
2,450	6.050%, 03/15/39	2,807
580	Southern Co., 4.150%, 05/15/14	621
1,000	Southwestern Public Service Co., 8.750%, 12/01/18	1,287
	Spectra Energy Capital LLC,
2,900	5.500%, 03/01/14	3,186
350	5.668%, 08/15/14	391
3,645	6.250%, 02/15/13	3,974
3,850	8.000%, 10/01/19	4,825
	Virginia Electric and Power Co.,
2,550	5.100%, 11/30/12	2,755
4,600	5.400%, 04/30/18	5,297
800	5.950%, 09/15/17	941

		155,401

	Gas Utilities — 0.1%
1,700	AGL Capital Corp., 4.450%, 04/15/13	1,800
1,530	ANR Pipeline Co., 9.625%, 11/01/21	2,227
	Atmos Energy Corp.,
320	5.125%, 01/15/13	341
690	8.500%, 03/15/19	891
530	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	608
1,037	Southern California Gas Co., 4.800%, 10/01/12	1,110
70	Texas Eastern Transmission LP, 7.300%, 12/01/10	70
	TransCanada Pipelines Ltd., (Canada),
1,515	4.000%, 06/15/13	1,621
1,500	6.200%, 10/15/37	1,663
1,900	6.500%, 08/15/18	2,318
2,650	7.125%, 01/15/19	3,325
2,100	7.250%, 08/15/38	2,618

		18,592

	Multi-Utilities — 0.2%
	Dominion Resources, Inc.,
590	6.000%, 11/30/17	689
1,879	6.250%, 06/30/12	2,032
1,200	7.000%, 06/15/38	1,483
1,600	8.875%, 01/15/19	2,130
4,650	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	5,315
1,625	Midamerican Energy Holdings Co., 5.750%, 04/01/18	1,883
1,550	PG&E Corp., 5.750%, 04/01/14	1,725
	Sempra Energy,
1,500	6.000%, 10/15/39	1,618
2,300	6.150%, 06/15/18	2,701
900	6.500%, 06/01/16	1,068
2,760	8.900%, 11/15/13	3,281
1,550	9.800%, 02/15/19	2,150
	Wisconsin Electric Power Co.,
1,400	6.000%, 04/01/14	1,601
1,295	6.250%, 12/01/15	1,551
601	Xcel Energy, Inc., 4.700%, 05/15/20	649

		29,876

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
2,025	6.085%, 10/15/17	2,330
3,740	6.593%, 10/15/37	4,130

		6,460

	Total Utilities	210,329

	Total Corporate Bonds (Cost $2,331,346)	2,470,351

Foreign Government Securities — 0.2%
3,040	Province of Manitoba, (Canada), 2.125%, 04/22/13	3,134
	Province of Ontario, (Canada),
5,500	2.700%, 06/16/15	5,706
12,250	2.950%, 02/05/15	12,873
560	Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	770
	United Mexican States, (Mexico),
2,035	5.875%, 01/15/14	2,269
3,398	6.375%, 01/16/13	3,746
850	6.625%, 03/03/15	990
4,881	7.500%, 04/08/33	6,138
2,925	8.300%, 08/15/31 (c)	3,964

	Total Foreign Government Securities (Cost $35,625)	39,590

Mortgage Pass-Through Securities — 10.8%
	Federal Home Loan Mortgage Corp.,
112	ARM, 2.305%, 07/01/19	117
248	ARM, 2.428%, 01/01/27	259
95	ARM, 2.568%, 04/01/30	100
1,037	ARM, 2.605%, 12/01/33	1,070
1,105	ARM, 2.623%, 08/01/35	1,158
2,219	ARM, 2.625%, 07/01/26 - 01/01/35	2,306
238	ARM, 2.627%, 09/01/32	247
5,394	ARM, 2.633%, 05/01/33	5,626
2,033	ARM, 2.637%, 04/01/34	2,120
3,904	ARM, 2.742%, 09/01/34	4,080
1,686	ARM, 3.433%, 07/01/37	1,771
876	ARM, 3.651%, 01/01/37	911
1,385	ARM, 4.009%, 02/01/36	1,439
6,386	ARM, 4.174%, 03/01/36	6,694
1,085	ARM, 4.202%, 11/01/36	1,142
2,747	ARM, 4.579%, 12/01/35	2,878
4,216	ARM, 5.305%, 05/01/38	4,468

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
7,641	ARM, 5.522%, 05/01/36	8,159
7,618	ARM, 5.544%, 05/01/36	8,066
6,869	ARM, 5.647%, 03/01/36	7,214
5,004	ARM, 5.652%, 04/01/38	5,308
5,636	ARM, 5.675%, 02/01/37	5,979
2,425	ARM, 5.694%, 04/01/37	2,585
7,100	ARM, 5.727%, 06/01/37	7,629
8,095	ARM, 5.733%, 05/01/37	8,570
4,185	ARM, 5.735%, 05/01/37	4,443
6,753	ARM, 5.741%, 09/01/36	7,076
3,346	ARM, 5.746%, 06/01/36	3,565
6,117	ARM, 5.750%, 01/01/37	6,496
2,521	ARM, 5.783%, 07/01/36	2,672
3,054	ARM, 5.792%, 05/01/37	3,258
5,451	ARM, 5.816%, 11/01/36	5,787
3,693	ARM, 5.818%, 10/01/36	3,909
303	ARM, 5.829%, 02/01/37	322
1,936	ARM, 5.844%, 05/01/36	2,024
4,471	ARM, 5.864%, 04/01/37	4,748
1,103	ARM, 5.868%, 05/01/37	1,171
2,120	ARM, 5.927%, 04/01/37	2,275
1,245	ARM, 5.934%, 02/01/37	1,322
2,914	ARM, 5.962%, 03/01/37	3,095
13,862	ARM, 6.011%, 06/01/36	14,842
3,799	ARM, 6.023%, 10/01/36	4,010
13,079	ARM, 6.034%, 12/01/36	13,889
682	ARM, 6.104%, 12/01/36	720
2,019	ARM, 6.132%, 05/01/37	2,157
11,283	ARM, 6.172%, 12/01/36	11,974
1,775	ARM, 6.193%, 03/01/37	1,884
20,753	ARM, 6.219%, 02/01/37 - 03/01/37	22,077
4,803	ARM, 6.248%, 09/01/36	5,065
1,595	ARM, 6.263%, 10/01/36	1,697
8,974	ARM, 6.297%, 10/01/36	9,529
4,957	ARM, 6.329%, 10/01/36	5,271
12,324	ARM, 6.341%, 12/01/36	13,105
4,448	ARM, 6.375%, 05/01/37	4,754
1,732	ARM, 6.410%, 12/01/36	1,862
1,507	ARM, 6.414%, 02/01/37	1,618
1,280	ARM, 6.481%, 11/01/37	1,383
3,243	ARM, 6.502%, 10/01/36	3,443
1,065	ARM, 6.580%, 08/01/36	1,131
2,207	ARM, 6.627%, 07/01/36	2,325
4,679	ARM, 6.666%, 10/01/36	4,969
5,815	ARM, 6.679%, 11/01/36	6,270
14,344	ARM, 6.703%, 08/01/36	15,169
2,726	ARM, 6.783%, 08/01/36	2,884
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
6,279	4.000%, 04/01/14 - 05/01/19	6,536
3,948	4.500%, 08/01/18 - 10/01/18	4,174
20,123	5.000%, 10/01/17 - 12/01/18	21,530
15,258	5.500%, 06/01/17 - 06/01/20	16,572
21,469	6.000%, 10/01/17 - 03/01/22	23,461
7,131	6.500%, 07/01/16 - 03/01/22	7,792
86	7.000%, 09/01/12 - 04/01/17	93
62	7.500%, 04/01/11 - 11/01/15	65
42	8.500%, 11/01/15	48
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
7,361	5.500%, 01/01/23 - 11/01/23	7,979
535	6.000%, 12/01/22	591
3,334	6.500%, 12/01/13 - 01/01/28	3,698
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
5,683	4.000%, 10/01/33	5,831
120,472	5.000%, 01/01/34 - 08/01/40	127,614
13,597	5.500%, 10/01/33 - 12/01/36	14,646
4,650	6.000%, 10/01/29 - 12/01/36	5,102
23,771	6.500%, 08/01/29 - 03/01/38	26,761
5,875	7.000%, 04/01/22 - 02/01/37	6,727
15,240	7.500%, 08/01/25 - 09/01/38	17,254
55	8.000%, 07/01/20 - 11/01/24	64
154	8.500%, 07/01/28	182
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
20,227	7.500%, 01/01/32 - 12/01/36	23,308
11,752	10.000%, 10/01/30	14,009
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
17,857	5.500%, 04/01/18	19,039
2,808	6.000%, 11/01/36	3,041
45,367	6.500%, 12/01/35 - 06/01/37	49,507
1,670	7.000%, 07/01/29 - 08/01/47	1,873
2,404	10.000%, 03/17/26	2,810
34	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 12.000%, 08/01/15 - 07/01/19	38
	Federal National Mortgage Association,
848	ARM, 1.913%, 08/01/34	873
10,557	ARM, 2.041%, 01/01/35	10,961
74	ARM, 2.114%, 03/01/19	76
1,627	ARM, 2.117%, 09/01/33	1,677
1,795	ARM, 2.244%, 05/01/35	1,857
697	ARM, 2.264%, 02/01/35	725
6,678	ARM, 2.277%, 01/01/36	6,878
248	ARM, 2.407%, 07/01/34	259
465	ARM, 2.444%, 08/01/35	483
887	ARM, 2.457%, 04/01/34	927
1,387	ARM, 2.460%, 11/01/33	1,450
240	ARM, 2.477%, 05/01/35	251
2,634	ARM, 2.479%, 07/01/35	2,759
1,673	ARM, 2.480%, 03/01/35	1,752
2,466	ARM, 2.585%, 01/01/36	2,574
1,151	ARM, 2.625%, 09/01/35	1,206
996	ARM, 2.629%, 10/01/34	1,039
1,738	ARM, 2.637%, 06/01/36	1,821
1,185	ARM, 2.643%, 08/01/33	1,240
2,481	ARM, 2.678%, 06/01/34	2,593
802	ARM, 2.746%, 08/01/34	839

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
196	ARM, 2.787%, 09/01/34	206
398	ARM, 2.806%, 01/01/34	416
658	ARM, 2.926%, 08/01/34	688
15	ARM, 3.043%, 01/01/19	15
777	ARM, 3.060%, 09/01/33	815
15	ARM, 3.098%, 06/01/26	16
719	ARM, 3.101%, 02/01/36	754
21,517	ARM, 3.293%, 03/01/36	22,595
2,830	ARM, 3.391%, 04/01/35	2,974
322	ARM, 3.432%, 09/01/27	327
152	ARM, 3.876%, 01/01/36	158
304	ARM, 4.020%, 03/01/29	312
10	ARM, 4.174%, 08/01/19	11
709	ARM, 4.475%, 11/01/34	748
1,100	ARM, 4.700%, 11/01/34	1,147
1,234	ARM, 5.008%, 01/01/34	1,314
927	ARM, 5.069%, 01/01/35	980
2,004	ARM, 5.117%, 10/01/34	2,106
1,534	ARM, 5.206%, 09/01/36	1,612
6,516	ARM, 5.282%, 01/01/38	6,917
3,840	ARM, 5.362%, 10/01/35	4,079
2,856	ARM, 5.433%, 11/01/37	3,032
1,828	ARM, 5.525%, 01/01/37	1,937
3,575	ARM, 5.528%, 07/01/37	3,802
2,258	ARM, 5.541%, 08/01/36	2,380
2,762	ARM, 5.587%, 12/01/36	2,922
2,912	ARM, 5.608%, 06/01/36	3,059
2,045	ARM, 5.628%, 08/01/36	2,203
6,489	ARM, 5.692%, 04/01/37	6,893
28,227	ARM, 5.696%, 01/01/23	30,291
4,378	ARM, 5.701%, 11/01/36	4,624
3,620	ARM, 5.714%, 09/01/36	3,828
3,327	ARM, 5.735%, 02/01/37	3,532
9,895	ARM, 5.741%, 08/01/37	10,520
16,477	ARM, 5.776%, 12/01/37	17,587
10,446	ARM, 5.832%, 12/01/36	11,079
531	ARM, 5.851%, 07/01/37	566
7,904	ARM, 5.861%, 10/01/36	8,372
3,009	ARM, 5.862%, 11/01/36	3,199
3,665	ARM, 5.911%, 07/01/36	3,885
3,246	ARM, 5.925%, 09/01/37	3,500
1,735	ARM, 5.927%, 09/01/37	1,847
4,549	ARM, 5.939%, 10/01/36	4,814
12,519	ARM, 5.946%, 07/01/37	13,281
3,643	ARM, 5.961%, 09/01/37	3,919
1,791	ARM, 5.981%, 05/01/36	1,873
4,019	ARM, 6.002%, 09/01/37	4,288
5,947	ARM, 6.047%, 08/01/36	6,287
10,971	ARM, 6.109%, 09/01/36	11,793
3,132	ARM, 6.110%, 07/01/37	3,344
9,254	ARM, 6.146%, 11/01/37	9,833
5,968	ARM, 6.179%, 08/01/36	6,451
2,073	ARM, 6.206%, 09/01/37	2,237
8,788	ARM, 6.221%, 06/01/36	9,237
3,118	ARM, 6.226%, 10/01/36	3,304
1,886	ARM, 6.296%, 09/01/36	2,003
4,328	ARM, 6.334%, 02/01/37	4,615
2,868	ARM, 6.562%, 01/01/37	3,108
7,101	ARM, 6.640%, 09/01/36	7,563
	Federal National Mortgage Association, 15 Year, Single Family,
738	3.500%, 04/01/19	757
12,571	4.000%, 07/01/18 - 12/01/20	13,241
45,958	4.500%, 05/01/18 - 12/01/19	48,968
39,602	5.000%, 12/01/16 - 10/01/19	42,579
45,368	5.500%, 02/01/18 - 07/01/20	49,527
78,107	6.000%, 06/01/16 - 07/01/24	85,427
12,206	6.500%, 12/01/10 - 02/01/24	13,395
1,472	7.000%, 03/01/17 - 11/01/17	1,603
149	7.500%, 10/01/12 - 03/01/17	160
99	8.000%, 11/01/12 - 11/01/15	104
	Federal National Mortgage Association, 20 Year, Single Family,
57,473	6.000%, 02/01/14 - 09/01/29	62,764
11,130	6.500%, 05/01/22 - 08/01/26	12,343
	Federal National Mortgage Association, 30 Year, FHA/VA,
293	6.000%, 09/01/33	324
568	6.500%, 03/01/29	652
82	7.000%, 02/01/33	94
121	8.000%, 06/01/28	142
114	8.500%, 08/01/27 - 02/01/30	134
184	9.000%, 05/01/18 - 12/01/30	209
43	9.500%, 12/01/18	50
	Federal National Mortgage Association, 30 Year, Single Family,
2,103	4.000%, 12/01/33	2,162
2,540	4.500%, 11/01/33	2,661
85,913	5.000%, 06/01/33 - 08/01/40	91,455
107,086	5.500%, 11/01/32 - 12/01/39	115,710
51,704	6.000%, 12/01/28 - 04/01/38	56,787
165,148	6.500%, 11/01/29 - 10/01/38	184,514
74,473	7.000%, 04/01/17 - 01/01/39	84,749
45,827	7.500%, 11/01/22 - 04/01/39	52,499
2,148	8.000%, 03/01/21 - 01/01/38	2,524
57	8.500%, 07/01/24 - 06/01/25	67
7	9.000%, 04/01/26	8
45	9.500%, 07/01/28	53
22	10.000%, 02/01/24	25
40	12.500%, 01/01/16	42
	Federal National Mortgage Association, Other,
1,450	4.000%, 09/01/13 - 03/01/14	1,490
937	4.500%, 11/01/14	992
850	5.000%, 12/01/32	903
19,414	5.500%, 03/01/17 - 06/01/39	20,627
26,179	6.000%, 02/01/36 - 11/01/48	28,172
9,108	6.500%, 04/01/36 - 05/01/37	9,902

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
6,874	7.000%, 02/01/36 - 01/01/38	7,730
568	7.500%, 10/01/37	641
2,887	8.000%, 11/01/37	3,266
237	10.890%, 04/15/19	269
	Government National Mortgage Association II, 30 Year, Single Family,
361	6.000%, 03/20/28	399
2,419	7.000%, 08/20/38	2,712
234	7.500%, 02/20/28 - 09/20/28	270
430	8.000%, 12/20/25 - 10/20/28	508
202	8.500%, 03/20/25 - 05/20/25	241
	Government National Mortgage Association, 15 Year, Single Family,
198	6.000%, 10/15/17	216
267	6.500%, 06/15/17 - 12/15/17	292
10	7.500%, 02/15/12 - 03/15/12	10
504	8.000%, 01/15/16	546
	Government National Mortgage Association, 30 Year, Single Family,
13,327	5.500%, 04/15/33 - 09/15/34	14,569
671	6.000%, 11/15/28	748
9,703	6.500%, 01/15/24 - 12/15/35	11,049
15,002	7.000%, 08/15/23 - 04/15/37	16,989
4,678	7.500%, 11/15/22 - 10/15/37	5,287
98	8.000%, 05/15/22 - 08/15/28	115
42	8.500%, 03/15/17 - 11/15/17	46
76	9.000%, 08/15/16 - 11/15/24	88
4,763	9.500%, 01/15/17 - 12/15/25	5,831
43	12.000%, 11/15/19	48

	Total Mortgage Pass-Through Securities (Cost $2,026,484)	2,081,555

Municipal Bonds — 0.1%
	Illinois — 0.0% (g)
5,450	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	4,247

	New York — 0.1%
2,500	New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, Rev., 5.600%, 03/15/40	2,478
10,400	Port Authority of New York & New Jersey, Construction 164, Rev., 5.647%, 11/01/40	10,112

		12,590

	Total Municipal Bonds (Cost $18,071)	16,837

Supranational — 0.0% (g)
720	Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $719)	783

U.S. Government Agency Securities — 1.6%
	Federal Farm Credit Bank,
5,000	1.875%, 12/07/12	5,126
10,000	5.125%, 11/15/18	11,702
13,401	Federal Home Loan Bank System, 4.720%, 09/20/12	14,165
	Federal Home Loan Mortgage Corp.,
38,500	4.125%, 12/21/12	41,214
4,000	5.125%, 11/17/17	4,677
25,500	5.500%, 08/23/17	30,446
1,260	5.750%, 01/15/12	1,333
	Federal National Mortgage Association,
7,500	Zero Coupon, 06/01/17	6,300
45,000	Zero Coupon, 07/05/14	42,424
26,700	5.000%, 05/11/17	31,006
33,400	5.375%, 06/12/17	39,529
1,190	5.500%, 03/15/11	1,208
2,735	6.125%, 03/15/12	2,931
7,494	6.250%, 02/01/11	7,562
11,500	Federal National Mortgage Association Interest Strip, 11/15/21	7,507
	Financing Corp. Fico,
16,800	Zero Coupon, 04/05/19	13,137
13,200	Zero Coupon, 09/26/19	10,048
	Tennessee Valley Authority,
2,935	4.625%, 09/15/60	2,897
1,195	5.250%, 09/15/39	1,318
9,500	5.500%, 07/18/17	11,279
	Tennessee Valley Authority STRIP,
7,506	01/15/19	5,774
12,000	05/01/19	9,066

	Total U.S. Government Agency Securities (Cost $291,614)	300,649

U.S. Treasury Obligations — 27.9%
	U.S. Treasury Bonds,
3,100	4.500%, 02/15/36	3,349
650	5.250%, 11/15/28	781
3,500	5.375%, 02/15/31	4,273
11,350	5.500%, 08/15/28	14,003
4,300	6.000%, 02/15/26	5,560
2,050	6.125%, 11/15/27	2,696
1,000	6.250%, 08/15/23	1,314
4,750	6.375%, 08/15/27	6,400
7,550	6.500%, 11/15/26	10,262
5,100	6.625%, 02/15/27	7,020
6,800	6.750%, 08/15/26	9,444
6,620	7.125%, 02/15/23	9,285
4,990	7.250%, 05/15/16	6,470
24,490	7.250%, 08/15/22 (m)	34,569
155,592	7.500%, 11/15/16 (m)	206,013
8,717	7.875%, 02/15/21 (m)	12,672
8,000	8.000%, 11/15/21	11,795

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
137,482	8.125%, 08/15/19	198,748
16,650	8.125%, 05/15/21	24,634
48,180	8.500%, 02/15/20	71,649
185,495	8.750%, 05/15/17 (m)	262,838
14,000	8.750%, 05/15/20	21,194
64,589	8.750%, 08/15/20	98,175
291,175	8.875%, 08/15/17 (m)	417,427
228,554	8.875%, 02/15/19	340,902
21,500	9.000%, 11/15/18	32,102
24,600	9.250%, 02/15/16	34,165
9,594	9.875%, 11/15/15 (m)	13,494
11,250	10.625%, 08/15/15	16,031
3,650	11.250%, 02/15/15 (m)	5,162
10,109	U.S. Treasury Inflation Indexed Bonds, 3.625% , 04/15/28 (m)	18,284
	U.S. Treasury Inflation Indexed Notes,
1,000	2.000%, 04/15/12	1,110
12,000	2.000%, 01/15/14	15,240
2,000	2.000%, 07/15/14	2,512
184,755	2.375%, 04/15/11	205,122
15,000	3.500%, 01/15/11	18,917
	U.S. Treasury Notes,
36,700	1.375%, 09/15/12	37,309
20,060	1.375%, 10/15/12	20,406
15,990	1.375%, 11/15/12	16,271
2,700	1.375%, 02/15/13	2,750
15,000	1.750%, 04/15/13	15,423
10,000	1.750%, 01/31/14	10,304
20,500	1.750%, 03/31/14	21,110
12,000	1.875%, 02/28/14	12,409
1,000	2.250%, 11/30/17	1,006
26,600	2.375%, 10/31/14	27,943
6,000	2.375%, 02/28/15	6,294
25,000	2.375%, 03/31/16	26,008
10,000	2.500%, 06/30/17	10,294
5,000	2.625%, 06/30/14	5,297
121,450	2.625%, 07/31/14	128,680
230,000	2.625%, 12/31/14	243,782
19,000	2.625%, 02/29/16	20,020
30,325	2.625%, 04/30/16	31,919
169,500	3.125%, 10/31/16	182,252
20,000	3.125%, 01/31/17	21,450
144,765	3.125%, 04/30/17	154,910
241,700	3.250%, 12/31/16	261,206
76,500	3.250%, 03/31/17	82,524
77,000	4.250%, 11/15/17	87,732
2,000	4.500%, 11/30/11	2,083
62,060	4.500%, 05/15/17	71,660
9,500	4.625%, 02/15/17	11,040
136,865	4.750%, 08/15/17	160,271
	U.S. Treasury STRIPS,
4,575	08/15/11	4,566
239	02/15/12	238
399	08/15/12	396
26,132	11/15/12	25,887
17,062	02/15/13	16,851
31,374	08/15/13	30,794
10,750	11/15/13	10,516
89,776	02/15/14 (m)	87,237
64,063	05/15/14 (m)	61,920
57,062	08/15/14 (m)	54,799
30,961	11/15/14	29,566
40,209	02/15/15 (m)	38,148
9,895	05/15/15	9,326
15,750	08/15/15	14,749
4,941	08/15/15	4,622
8,096	11/15/15	7,523
38,361	11/15/15	35,586
94,812	02/15/16 (m)	87,160
32,950	05/15/16	30,038
44,427	08/15/16	40,019
14,200	11/15/16	12,691
46,981	11/15/16	41,918
105,058	02/15/17	92,739
24,158	05/15/17	21,182
5,200	08/15/17	4,507
42,303	08/15/17	36,584
90,980	11/15/17	77,863
33,450	02/15/18	28,360
41,786	08/15/18	34,721
11,475	02/15/19	9,338
11,897	02/15/19	9,654
105,365	05/15/19	84,317
182,720	08/15/19	144,574
11,000	02/15/20	8,448
4,550	05/15/20	3,460
89,400	05/15/20	67,733
103,900	08/15/20	77,658
8,550	11/15/20	6,311
1,000	02/15/21	729
31,800	08/15/21	22,516
49,600	11/15/21	34,538
7,708	02/15/22	5,289
7,869	02/15/23	5,109
1,200	02/15/24	738
7,000	05/15/24	4,243
5,925	08/15/24	3,539
20,400	11/15/24	12,013
5,800	02/15/25	3,369
2,700	05/15/25	1,542
16,000	08/15/25	9,008
7,300	02/15/26	3,987
22,300	05/15/26	11,996
16,250	11/15/26	8,495
6,300	05/15/27	3,209
9,800	08/15/27	4,927
19,250	11/15/27	9,542
6,250	02/15/28	3,058
7,800	05/15/28	3,772
20,115	02/15/29	9,369
3,200	05/15/29	1,468
2,800	08/15/29	1,268
1,120	11/15/29	501

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
24,600		02/15/30	10,866
18,000		05/15/30	7,852
12,100		02/15/31	5,092
5,300		05/15/31	2,203
14,125		08/15/31	5,795
7,700		11/15/31	3,115
9,425		02/15/32	3,765
1,700		08/15/32	662
5,000		11/15/32	1,924
2,875		08/15/33	1,065
1,050		05/15/34	375
2,100		11/15/34	731
10,500		02/15/35	3,603
1,700		08/15/35	568
1,175		05/15/36	379

		Total U.S. Treasury Obligations (Cost $5,043,581)	5,380,184

SHARES
Common Stock — 0.0%
Utilities — 0.0% (g)
		Independent Power Producers & Energy Traders — 0.0% (g)
—	(h)	Dynegy, Inc. (Cost $—)	1

Short-Term Investments — 3.2%
Investment Companies — 3.2%
395,831		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $395,831)	395,831

219,757		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (Cost $219,757)	219,757

		Total Investment Companies (Cost $615,588)	615,588

		Total Short-Term Investments (Cost $615,588)	615,588

PRINCIPAL AMOUNT ($)
Investments of Cash Collateral for Securities on Loan — 0.1%
		Asset-Backed Security — 0.0% (g)
381		GSAA Trust, Series 2006-3, Class A1, VAR, 0.333%, 03/25/36	287

SHARES
Investment Company — 0.1%
11,272		JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l)	11,272

		Total Investments of Cash Collateral for Securities on Loan (Cost $11,652)	11,559

		Total Investments —99.7% (Cost $18,286,156)	19,239,712
		Other Assets in Excess of Liabilities — 0.3%	67,051

		NET ASSETS — 100.0%	$19,306,763

Percentages indicated are based on net assets.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2010.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2010. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2010.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The fund owns fair valued securities with a value of approximately $32,744,000 which amounts to 0.2% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,044,760
Aggregate gross unrealized depreciation	(91,204)

Net unrealized appreciation/depreciation	$953,556

Federal income tax cost of investments	$18,286,156

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Utilities	$1	$—	$—	$1

Total Common Stocks	1	—	—	1

Debt Securities
Asset-Backed Securities	—	601,203	3,278	604,481
Collateralized Mortgage Obligations
Agency CMO	—	4,947,511	—	4,947,511
Non-Agency CMO	—	2,446,258	29,466	2,475,724
Commercial Mortgage-Backed
Securities	—	294,899	—	294,899
Corporate Bonds
Consumer Discretionary	—	170,855	—	170,855
Consumer Staples	—	103,548	—	103,548
Energy	—	150,856	—	150,856
Financials	—	1,407,658	—	1,407,658
Health Care	—	31,853	—	31,853
Industrials	—	91,381	—	91,381
Information Technology	—	89,460	—	89,460
Materials	—	47,229	—	47,229
Telecommunication Services	—	167,182	—	167,182
Utilities	—	210,329	—	210,329

Total Corporate Bonds	—	2,470,351	—	2,470,351

Foreign Government Securities	—	39,590	—	39,590
Mortgage Pass-Through Securities	—	2,081,555	—	2,081,555
Municipal Bonds	—	16,837	—	16,837
Supranational	—	783	—	783
U.S. Government Agency
Securities	—	300,649	—	300,649
U.S. Treasury Obligations	—	5,380,184	—	5,380,184
Short-Term Investments
Investment Companies	615,588	—	—	615,588
Investments of Cash Collateral for Securities on Loan
Asset-Backed Security	—	287	—	287
Investment Company	11,272	_	—	11,272

Total Investments in Securities	$626,861	$18,580,107	$32,744	$19,239,712

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/10
Investments in Securities
Asset-Backed Securities	$2,449	$—	$—	$—	$3,278	$—	$(2,449)	$3,278
Collateralized Mortgage Obligations	7,560	—	238	29	26,889	—	(5,250)	29,466

Total	$10,009	$—	$238	$29	$30,167	$—	$(7,699)	$32,744

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $238,000.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 2.4%
	AH Mortgage Advance Trust,
1,280	Series 2010-ADV1, Class A1, 3.968%, 08/15/22 (e)	1,286
2,773	Series 2010-ADV2, Class A1, 4.210%, 05/10/41 (e)	2,771
	Ally Auto Receivables Trust,
1,465	Series 2010-1, Class A3, 1.450%, 05/15/14	1,478
565	Series 2010-3, Class A4, 1.550%, 08/17/15	563
	AmeriCredit Automobile Receivables Trust,
1,510	Series 2008-AF, Class A4, 6.960%, 10/14/14	1,626
270	Series 2010-1, Class A3, 1.660%, 03/17/14	271
	Ameriquest Mortgage Securities, Inc.,
1,513	Series 2003-5, Class A6, SUB, 4.541%, 04/25/33	1,369
722	Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	718
42	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 02/25/13	36
	Bear Stearns Asset-Backed Securities Trust,
920	Series 2003-SD2, Class 2A, VAR, 3.203%, 06/25/43	887
1,483	Series 2006-SD1, Class A, VAR, 0.623%, 04/25/36	1,019
93	Capital One Auto Finance Trust, Series 2007-C, Class A3A, 5.130%, 04/16/12	94
	Centex Home Equity,
435	Series 2002-C, Class AF4, SUB, 4.480%, 06/25/31	435
135	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	128
1,040	Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	1,046
	Chase Funding Mortgage Loan Asset-Backed Certificates,
657	Series 2003-5, Class 1A4, 4.396%, 02/25/30	657
825	Series 2003-6, Class 1A4, 4.499%, 11/25/34	816
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,703
966	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.348%, 08/25/33	956
	CNH Equipment Trust,
51	Series 2008-B, Class A3A, 4.780%, 07/16/12	52
2,400	Series 2010-A, Class A3, 1.540%, 07/15/14	2,421
	Countrywide Asset-Backed Certificates,
8	Series 2004-1, Class 3A, VAR, 0.533%, 04/25/34	6
590	Series 2004-1, Class M1, VAR, 0.753%, 03/25/34	479
480	Series 2004-1, Class M2, VAR, 0.803%, 03/25/34	407
1,539	Series 2004-6, Class M1, VAR, 0.853%, 10/25/34	1,058
230	Series 2004-13, Class MV8, VAR, 1.953%, 01/25/35 (f) (i)	11
363	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	251
99	CS First Boston Mortgage Securities Corp., Series 2002- HE4, Class AF, 5.510%, 08/25/32	93
635	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	705
	Federal National Mortgage Association Whole Loan,
91	Series 1995-W4, Class A6, VAR, 7.500%, 07/25/25	96
145	Series 1995-W5, Class A5, VAR, 7.080%, 12/25/25	146
2,157	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF9, Class A3, VAR, 0.533%, 10/25/35	2,107
1,458	GE Mortgage Services LLC, Series 1999-HE1, Class A6, VAR, 6.700%, 04/25/29	1,535
22	GSAMP Trust, Series 2005- WMC2, Class A2B, VAR, 0.513%, 11/25/35	22
	HSBC Home Equity Loan Trust,
256	Series 2005-2, Class A1, VAR, 0.523%, 01/20/35	236
1,026	Series 2005-2, Class M1, VAR, 0.713%, 01/20/35	953
1,026	Series 2005-2, Class M2, VAR, 0.743%, 01/20/35	933
380	Series 2006-1, Class A1, VAR, 0.413%, 01/20/36	350
916	Series 2006-2, Class A1, VAR, 0.403%, 03/20/36	857
578	Series 2006-3, Class A2F, SUB, 5.660%, 03/20/36	582
1,075	Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	1,142

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
250	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	258
1,455	Series 2007-2, Class A3F, SUB, 5.810%, 07/20/36	1,514
1,166	Series 2007-3, Class APT, VAR, 1.453%, 11/20/36	1,070
	Long Beach Mortgage Loan Trust,
497	Series 2004-1, Class M3, VAR, 1.303%, 02/25/34	443
40	Series 2004-2, Class B, VAR, 3.753%, 06/25/34 (e) (f) (i)	4
56	Series 2004-5, Class M6, VAR, 2.753%, 09/25/34 (f) (i)	6
1,161	Morgan Stanley ABS Capital I, Series 2003-SD1, Class M1, VAR, 1.753%, 03/25/33	765
	New Century Home Equity Loan Trust,
1,000	Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	1,007
610	Series 2005-1, Class M1, VAR, 0.703%, 03/25/35	526
2,400	Park Place Securities, Inc., Series 2004-WCW1, Class M2, VAR, 0.933%, 09/25/34	2,107
2,100	Residential Asset Securities Corp., Series 2005-EMX3, Class M1, VAR, 0.683%, 09/25/35	1,964
714	Residential Funding Mortgage Securities II, Inc., Series 2003- HI2, Class A6, SUB, 4.760%, 07/25/28	715
1,525	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.450%, 04/25/32 (e)	1,315
106	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 0.333%, 06/25/37	96
	Structured Asset Investment Loan Trust,
2,500	Series 2003-BC10, Class A4, VAR, 1.253%, 10/25/33	2,135
1,500	Series 2005-5, Class A9, VAR, 0.523%, 06/25/35	1,389
45	Structured Asset Securities Corp., Series 2007-OSI, Class A2, VAR, 0.343%, 06/25/37	40
214	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 01/02/24	231
1,500	Unipac IX LLC, 13.000%, 04/11/13 (f) (i)	1,475
295	USAA Auto Owner Trust, Series 2009-2, Class A4, 2.530%, 07/15/15	304

	Total Asset-Backed Securities (Cost $49,586)	49,665

Collateralized Mortgage Obligations — 20.8%
	Agency CMO — 13.2%
776	Federal Home Loan Bank System, Series 2000-0606, Class Y, 5.270%, 12/28/12	829
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
226	Series 23, Class KZ, 6.500%, 11/25/23	257
1,613	Series 24, Class J, 6.250%, 11/25/23	1,740
289	Series 31, Class Z, 8.000%, 04/25/24	339
	Federal Home Loan Mortgage Corp. REMICS,
35	Series 11, Class D, 9.500%, 07/15/19	38
21	Series 38, Class D, 9.500%, 05/15/20	25
9	Series 81, Class A, 8.125%, 11/15/20	11
24	Series 84, Class F, 9.200%, 10/15/20	28
14	Series 109, Class I, 9.100%, 01/15/21	16
4	Series 198, Class Z, 8.500%, 09/15/22	5
7	Series 1254, Class N, 8.000%, 04/15/22	7
166	Series 1316, Class Z, 8.000%, 06/15/22	200
59	Series 1343, Class LB, 7.500%, 08/15/22	70
2	Series 1351, Class TF, HB, 1,010.000%, 08/15/22	43
115	Series 1456, Class Z, 7.500%, 01/15/23	131
866	Series 1543, Class VN, 7.000%, 07/15/23	977
19	Series 1556, Class H, 6.500%, 08/15/13	21
420	Series 1577, Class PV, 6.500%, 09/15/23	458
64	Series 1595, Class D, 7.000%, 10/15/13	67
1,326	Series 1611, Class Z, 6.500%, 11/15/23	1,494
1,475	Series 1628, Class LZ, 6.500%, 12/15/23	1,693
658	Series 1630, Class PK, 6.000%, 11/15/23	738

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,000	Series 1671, Class I, 7.000%, 02/15/24	1,172
16	Series 1671, Class QC, IF, 10.000%, 02/15/24	20
117	Series 1695, Class G, HB, IF , 23.963%, 03/15/24	172
71	Series 1710, Class GB, HB, IF, 36.103%, 04/15/24	124
303	Series 1911, Class SD, IF, IO, 10.169%, 07/15/23	96
155	Series 2022, Class PE, 6.500%, 01/15/28	172
1,153	Series 2033, Class K, 6.050%, 08/15/23	1,205
969	Series 2036, Class PG, 6.500%, 01/15/28	1,009
367	Series 2055, Class OE, 6.500%, 05/15/13	370
143	Series 2089, Class PJ, IO, 7.000%, 10/15/28	30
3,378	Series 2091, Class PG, 6.000%, 11/15/28	3,671
232	Series 2148, Class ZA, 6.000%, 04/15/29	252
408	Series 2201, Class C, 8.000%, 11/15/29	492
116	Series 2261, Class ZY, 7.500%, 10/15/30	137
1,196	Series 2293, Class ZA, 6.000%, 03/15/31	1,324
141	Series 2297, Class NB, 6.000%, 03/15/16	149
193	Series 2310, Class Z, 6.000%, 04/15/31	208
71	Series 2313, Class LA, 6.500%, 05/15/31	77
612	Series 2325, Class JO, PO, 06/15/31	529
1,678	Series 2330, Class PE, 6.500%, 06/15/31	1,805
512	Series 2344, Class QG, 6.000%, 08/15/16	551
602	Series 2345, Class PQ, 6.500%, 08/15/16	643
460	Series 2368, Class TG, 6.000%, 10/15/16	493
968	Series 2394, Class MC, 6.000%, 12/15/16	1,042
359	Series 2399, Class PG, 6.000%, 01/15/17	388
300	Series 2410, Class QB, 6.250%, 02/15/32	350
898	Series 2430, Class WF, 6.500%, 03/15/32	1,016
947	Series 2466, Class DH, 6.500%, 06/15/32	1,055
2,720	Series 2530, Class SK, IF, IO, 7.847%, 06/15/29	464
328	Series 2534, Class SI, HB, IF , 20.401%, 02/15/32	452
2,000	Series 2543, Class YX, 6.000%, 12/15/32	2,268
3,611	Series 2545, Class SQ, IF, IO, 7.347%, 05/15/17	211
817	Series 2557, Class HL, 5.300%, 01/15/33	888
1,981	Series 2586, Class IO, IO, 6.500%, 03/15/33	362
2,237	Series 2587, Class XS, IF, IO, 7.397%, 09/15/17	143
561	Series 2594, Class IV, IO, 7.000%, 03/15/32	122
166	Series 2602, Class BX, 3.500%, 12/15/22	171
1,879	Series 2610, Class UI, IO, 6.500%, 05/15/33	332
1,515	Series 2613, Class H, 4.500%, 05/15/18	1,655
2,000	Series 2617, Class GR, 4.500%, 05/15/18	2,152
473	Series 2630, Class KX, 4.050%, 06/15/18	476
2,225	Series 2630, Class S, IF, IO, 6.897%, 01/15/17	85
4,876	Series 2636, Class Z, 4.500%, 06/15/18	5,193
3,982	Series 2641, Class SK, IF, IO, 6.897%, 01/15/18	382
164	Series 2643, Class SA, HB, IF , 43.853%, 03/15/32	293
208	Series 2650, Class PO, PO, 12/15/32	197
209	Series 2650, Class SO, PO, 12/15/32	198
616	Series 2656, Class AC, 6.000%, 08/15/33	689
1,375	Series 2656, Class PE, 4.500%, 07/15/18	1,497
1,454	Series 2658, Class A, 4.500%, 08/15/18	1,477
682	Series 2668, Class SB, IF, 6.975%, 10/15/15	695
874	Series 2686, Class GB, 5.000%, 05/15/20	892
950	Series 2695, Class OB, PO, 10/15/33	781
1,643	Series 2701, Class ST, IF, IO, 6.747%, 08/15/21	86
1,510	Series 2707, Class KA, 4.500%, 11/15/18	1,626
912	Series 2707, Class KJ, 5.000%, 11/15/18	960

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,000	Series 2708, Class N, 4.000%, 11/15/18	5,343
221	Series 2717, Class BA, 6.000%, 11/15/30	225
339	Series 2723, Class JE, 5.500%, 12/15/33	346
705	Series 2733, Class SB, IF, 7.782%, 10/15/33	678
1,050	Series 2736, Class PD, 5.000%, 03/15/32	1,130
296	Series 2755, Class SA, IF, 13.693%, 05/15/30	330
1,326	Series 2756, Class NA, 5.000%, 02/15/24	1,442
2,000	Series 2764, Class OE, 4.500%, 03/15/19	2,138
404	Series 2764, Class S, IF, 13.116%, 07/15/33	439
447	Series 2776, Class SK, IF, 8.695%, 04/15/34	443
1,161	Series 2779, Class SM, IF, IO, 6.897%, 10/15/18	91
246	Series 2827, Class SQ, IF, 7.500%, 01/15/19	251
1,000	Series 2845, Class QH, 5.000%, 08/15/34	1,023
1,540	Series 2864, Class NB, 5.500%, 07/15/33	1,729
4,588	Series 2864, Class NS, IF, IO, 6.847%, 09/15/34	373
1,962	Series 2888, Class IN, IO, 5.000%, 10/15/18	114
1,502	Series 2912, Class EH, 5.500%, 01/15/35	1,697
478	Series 2915, Class SY, IF, 15.616%, 01/15/35	492
633	Series 2931, Class GA, 5.000%, 11/15/28	651
151	Series 2980, Class QB, 6.500%, 05/15/35	168
337	Series 2990, Class SL, HB, IF , 23.564%, 06/15/34	482
4,425	Series 2994, Class SC, IF, IO, 5.347%, 02/15/33	409
802	Series 2995, Class FT, VAR, 0.503%, 05/15/29	802
513	Series 3005, Class PV, IF, 12.330%, 10/15/33	565
1,845	Series 3006, Class XD, IF, IO, 6.347%, 07/15/35	35
520	Series 3031, Class BN, HB, IF , 20.882%, 08/15/35	616
982	Series 3059, Class B, 5.000%, 02/15/35	1,085
1,000	Series 3064, Class OG, 5.500%, 06/15/34	1,109
183	Series 3068, Class AO, PO, 01/15/35	177
1,000	Series 3117, Class EO, PO, 02/15/36	904
492	Series 3134, Class PO, PO, 03/15/36	410
603	Series 3138, Class PO, PO, 04/15/36	493
1,505	Series 3151, Class PD, 6.000%, 11/15/34	1,667
1,283	Series 3152, Class MO, PO, 03/15/36	1,076
5,018	Series 3201, Class IN, IF, IO, 5.997%, 08/15/36	600
6,375	Series 3202, Class HI, IF, IO, 6.397%, 08/15/36	1,036
785	Series 3219, Class OD, 6.000%, 06/15/33	857
109	Series 3269, Class WF, VAR, 0.000%, 01/15/37	108
2,000	Series 3274, Class B, 6.000%, 02/15/37	2,203
1,182	Series 3292, Class DO, PO, 03/15/37	1,043
6,271	Series 3305, Class IW, IF, IO, 6.197%, 04/15/37	839
445	Series 3306, Class TB, IF, 3.003%, 04/15/37	438
392	Series 3306, Class TC, IF, 2.463%, 04/15/37	381
695	Series 3331, Class PO, PO, 06/15/37	626
1,550	Series 3336, Class GD, 5.000%, 04/15/36	1,670
5,790	Series 3369, Class SB, IF, IO, 6.167%, 09/15/37	865
3,057	Series 3523, Class CI, IO, VAR, 2.461%, 02/15/12	53
2,702	Series 3531, Class SM, IF, IO, 5.847%, 05/15/39	333
546	Series 3542, Class TN, IF, 6.000%, 07/15/36	542
703	Series 3546, Class A, VAR, 5.974%, 02/15/39	750
1,462	Series 3572, Class JS, IF, IO, 6.547%, 09/15/39	229
1,086	Series 3605, Class NC, 5.500%, 06/15/37	1,218
3,450	Series 3609, Class SA, IF, IO, 6.087%, 12/15/39	692
982	Series 3611, Class PO, PO, 07/15/34	897
1,062	Series 3688, Class GT, VAR, 7.149%, 11/15/46	1,143

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
747	Federal Home Loan Mortgage Corp. STRIPS, Series 186, Class PO, PO, 08/01/27	659
985	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-76, Class 2A, VAR, 4.781%, 10/25/37	1,021
	Federal National Mortgage Association Grantor Trust,
1,351	Series 2002-T19, Class A1, 6.500%, 07/25/42	1,549
754	Series 2004-T2, Class 1A3, 7.000%, 11/25/43	890
904	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	1,053
12,364	Series 2004-T3, Class 1IO4, IO, VAR, 0.600%, 02/25/44	206
	Federal National Mortgage Association Interest STRIPS,
4,859	Series 203, Class 2, IO, 8.000%, 02/01/23	840
829	Series 266, Class 2, IO, 7.500%, 08/01/24	172
1,506	Series 348, Class 30, IO, 5.500%, 12/01/18	187
1,453	Series 348, Class 31, IO, VAR, 5.500%, 12/01/18	189
1,190	Series 356, Class 42, IO, 5.500%, 12/01/19	146
2,899	Series 380, Class S36, IF, IO, 7.643%, 07/25/37	433
1,560	Series 383, Class 68, IO, 6.500%, 09/01/37	189
2,427	Series 383, Class 69, IO, VAR, 6.500%, 10/01/37	418
706	Series 383, Class 86, IO, VAR, 7.000%, 09/01/37	128
	Federal National Mortgage Association REMICS,
17	Series 1988-13, Class C, 9.300%, 05/25/18	20
158	Series 1989-72, Class E, 9.350%, 10/25/19	185
6	Series 1989-98, Class H, 11.500%, 12/25/19	7
10	Series 1990-1, Class D, 8.800%, 01/25/20	12
12	Series 1990-110, Class H, 8.750%, 09/25/20	13
8	Series 1990-117, Class E, 8.950%, 10/25/20	10
91	Series 1991-141, Class PZ, 8.000%, 10/25/21	110
44	Series 1992-31, Class M, 7.750%, 03/25/22	54
53	Series 1992-79, Class Z, 9.000%, 06/25/22	62
46	Series 1992-101, Class J, 7.500%, 06/25/22	48
469	Series 1992-188, Class PZ, 7.500%, 10/25/22	535
561	Series 1992-200, Class SK, HB, IF , 21.111%, 11/25/22	863
39	Series 1993-23, Class PZ, 7.500%, 03/25/23	44
308	Series 1993-56, Class PZ, 7.000%, 05/25/23	350
165	Series 1993-60, Class Z, 7.000%, 05/25/23	187
376	Series 1993-79, Class PL, 7.000%, 06/25/23	442
579	Series 1993-141, Class Z, 7.000%, 08/25/23	661
290	Series 1993-149, Class M, 7.000%, 08/25/23	329
1,131	Series 1993-160, Class ZA, 6.500%, 09/25/23	1,283
101	Series 1993-165, Class SA, IF, 19.159%, 09/25/23	141
11	Series 1993-205, Class H, PO, 09/25/23	9
95	Series 1993-247, Class SM, HB, IF , 23.496%, 12/25/23	156
104	Series 1993-255, Class E, 7.100%, 12/25/23	118
141	Series 1993-257, Class C, PO, 06/25/23	138
233	Series 1994-1, Class L, 6.500%, 01/25/14	247
3,119	Series 1994-23, Class PX, 6.000%, 08/25/23	3,441
145	Series 1994-65, Class PK, PO, 04/25/24	129
413	Series 1995-4, Class Z, 7.500%, 10/25/22	497
649	Series 1995-19, Class Z, 6.500%, 11/25/23	765
77	Series 1996-59, Class K, 6.500%, 07/25/23	79
155	Series 1997-11, Class E, 7.000%, 03/18/27	177
549	Series 1997-20, Class D, 7.000%, 03/17/27	622
66	Series 1997-27, Class J, 7.500%, 04/18/27	73
1,610	Series 1997-37, Class SM, IF, IO, 7.719%, 12/25/22	315
500	Series 1997-42, Class EG, 8.000%, 07/18/27	605
964	Series 1997-63, Class ZA, 6.500%, 09/18/27	1,086

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
841	Series 1998-66, Class FB, VAR, 0.603%, 12/25/28	844
1,507	Series 1999-47, Class JZ, 8.000%, 09/18/29	1,824
450	Series 2000-8, Class Z, 7.500%, 02/20/30	533
742	Series 2001-4, Class PC, 7.000%, 03/25/21	815
250	Series 2001-5, Class OW, 6.000%, 03/25/16	262
1,123	Series 2001-14, Class Z, 6.000%, 05/25/31	1,257
1,354	Series 2001-16, Class Z, 6.000%, 05/25/31	1,514
872	Series 2001-36, Class ST, IF, IO, 8.247%, 11/25/30	179
3,435	Series 2001-72, Class SB, IF, IO, 7.247%, 12/25/31	574
712	Series 2002-11, Class QG, 5.500%, 03/25/17	770
229	Series 2002-19, Class SC, IF, 13.731%, 03/17/32	279
641	Series 2002-55, Class QE, 5.500%, 09/25/17	703
715	Series 2002-63, Class KC, 5.000%, 10/25/17	762
307	Series 2002-73, Class AN, 5.000%, 11/25/17	327
755	Series 2003-8, Class QD, 5.000%, 09/25/16	767
2,303	Series 2003-14, Class EH, IF, IO, 7.347%, 03/25/18	320
1,100	Series 2003-17, Class EQ, 5.500%, 03/25/23	1,243
1,000	Series 2003-18, Class GT, 5.000%, 03/25/18	1,097
3,073	Series 2003-30, Class IP, IO, 5.750%, 08/25/32	282
2,000	Series 2003-47, Class PE, 5.750%, 06/25/33	2,257
120	Series 2003-60, Class DA, 4.250%, 06/25/21	122
1,424	Series 2003-64, Class KS, IF, 9.316%, 07/25/18	1,527
458	Series 2003-64, Class SX, IF, 13.115%, 07/25/33	500
1,194	Series 2003-73, Class GA, 3.500%, 05/25/31	1,237
2,000	Series 2003-83, Class PG, 5.000%, 06/25/23	2,153
73	Series 2003-91, Class SD, IF, 12.078%, 09/25/33	80
1,000	Series 2003-92, Class VH, 5.000%, 02/25/19	1,112
2,000	Series 2003-106, Class WE, 4.500%, 11/25/22	2,158
3,789	Series 2003-109, Class TS, IF, IO, 6.847%, 08/25/22	334
543	Series 2003-128, Class KE, 4.500%, 01/25/14	564
9,247	Series 2003-128, Class NG, 4.000%, 01/25/19	9,945
1,000	Series 2004-8, Class GD, 4.500%, 10/25/32	1,072
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	1,073
135	Series 2004-22, Class A, 4.000%, 04/25/19	138
1,000	Series 2004-53, Class NC, 5.500%, 07/25/24	1,069
678	Series 2004-72, Class F, VAR, 0.753%, 09/25/34	684
560	Series 2004-87, Class JI, IO, 5.000%, 11/25/30	23
1,000	Series 2004-101, Class PD, 5.000%, 06/25/30	1,058
212	Series 2005-42, Class PS, IF, 16.366%, 05/25/35	268
1,061	Series 2005-51, Class MO, PO, 06/25/35	915
3,878	Series 2005-53, Class CS, IF, IO, 6.447%, 06/25/35	601
2,275	Series 2005-59, Class PC, 5.500%, 03/25/31	2,416
616	Series 2005-65, Class KO, PO, 08/25/35	539
6,800	Series 2005-68, Class BC, 5.250%, 06/25/35	7,549
703	Series 2005-68, Class JK, 5.250%, 05/25/35	703
6,836	Series 2005-72, Class WS, IF, IO, 6.497%, 08/25/35	898
1,489	Series 2005-84, Class XM, 5.750%, 10/25/35	1,673
466	Series 2005-90, Class ES, IF, 16.241%, 10/25/35	583
1,094	Series 2005-97, Class B, 5.500%, 11/25/35	1,217
487	Series 2005-106, Class US, HB, IF , 23.637%, 11/25/35	727
634	Series 2005-116, Class PB, 6.000%, 04/25/34	695
706	Series 2006-2, Class IG, IO, 6.000%, 06/25/32	10
2,985	Series 2006-20, Class IB, IF, IO, 6.337%, 04/25/36	437
742	Series 2006-22, Class AO, PO, 04/25/36	661
814	Series 2006-27, Class OH, PO, 04/25/36	719
1,433	Series 2006-46, Class LI, IO, 6.000%, 02/25/34	77

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,471	Series 2006-59, Class QO, PO, 01/25/33	1,397
1,245	Series 2006-61, Class AP, 6.000%, 08/25/35	1,349
313	Series 2006-74, Class UT, IF, 10.500%, 08/25/36	315
2,500	Series 2006-77, Class PC, 6.500%, 08/25/36	2,828
2,095	Series 2006-110, Class PO, PO, 11/25/36	1,854
439	Series 2006-114, Class DS, VAR, 0.000%, 12/25/36	387
246	Series 2006-115, Class OM, PO, 12/25/36	219
694	Series 2006-128, Class PO, PO, 01/25/37	606
843	Series 2007-10, Class Z, 6.000%, 02/25/37	956
2,720	Series 2007-22, Class SC, IF, IO, 5.827%, 03/25/37	247
992	Series 2007-68, Class IA, IO, 6.500%, 06/25/37	169
1,600	Series 2007-79, Class PC, 5.000%, 01/25/32	1,717
594	Series 2007-100, Class SM, IF, IO, 6.197%, 10/25/37	79
7,162	Series 2008-62, Class SM, IF, IO, 5.947%, 07/25/38	811
22,002	Series 2008-91, Class SI, IF, IO, 5.747%, 03/25/38	2,229
1,646	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	173
1,558	Series 2009-17, Class AI, IO, 5.000%, 03/25/24	177
3,792	Series 2009-23, Class MI, IO, 4.500%, 04/25/24	342
1,664	Series 2009-29, Class LA, VAR, 5.342%, 05/25/39	1,565
3,738	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	562
1,637	Series 2009-108, Class VN, 5.000%, 09/25/39	1,807
10,078	Series 2009-112, Class ST, IF, IO, 5.997%, 01/25/40	1,056
6,625	Series 2009-112, Class SW, IF, IO, 5.997%, 01/25/40	729
1,381	Series 2010-10, Class NT, 5.000%, 02/25/40	1,497
1,895	Series 2010-19, Class VA, 5.000%, 02/25/21	2,086
15,047	Series 2010-35, Class SB, IF, IO, 6.167%, 04/25/40	1,950
3,772	Series 2010-43, Class CI, IO, 4.500%, 02/25/25	321
410	Series 2010-45, Class PO, PO, 05/25/40	374
1,629	Series 2010-49, Class SC, IF, 12.153%, 03/25/40	1,933
1,128	Series 2010-64, Class DM, 5.000%, 06/25/40	1,234
1,718	Series 2010-111, Class AE, 5.500%, 04/25/38	1,868
36	Series G-29, Class O, 8.500%, 09/25/21	41
67	Series G92-15, Class Z, 7.000%, 01/25/22	68
23	Series G92-30, Class Z, 7.000%, 06/25/22	26
48	Series G92-62, Class B, PO, 10/25/22	44
	Federal National Mortgage Association Whole Loan,
1,026	Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	1,178
14,757	Series 2002-W10, Class IO, IO, VAR, 0.981%, 08/25/42	680
24,178	Series 2002-W7, Class IO1, IO, VAR, 0.928%, 06/25/29	740
47	Series 2003-W3, Class 2A5, 5.356%, 06/25/42	51
427	Series 2003-W4, Class 2A, 6.500%, 10/25/42	490
670	Series 2003-W6, Class 1A41, 5.398%, 10/25/42	719
49,427	Series 2004-W11, Class 1IO1, IO, VAR, 0.353%, 05/25/44	490
325	Series 2004-W2, Class 1A3F, VAR, 0.603%, 02/25/44	322
372	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	440
1,031	Series 2004-W6, Class 3A4, 6.500%, 07/25/34	1,143
863	Series 2004-W8, Class 3A, 7.500%, 06/25/44	1,005
1,250	Series 2004-W9, Class 1A3, 6.050%, 02/25/44	1,433
1,661	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	1,861
	Government National Mortgage Association,
198	Series 1997-7, Class ZA, 9.000%, 05/16/27	245
223	Series 1997-8, Class PN, 7.500%, 05/16/27	260
3,005	Series 1999-15, Class S, IF, IO, 7.947%, 05/16/29	616
51	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	63
560	Series 1999-44, Class ZG, 8.000%, 12/20/29	669
338	Series 2000-9, Class Z, 8.000%, 06/20/30	407

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
263	Series 2000-26, Class Z, 7.750%, 09/20/30	317
408	Series 2001-63, Class SI, HB, IF , 21.305%, 05/20/26	21
2,762	Series 2002-4, Class TD, 7.000%, 01/20/32	3,238
2,221	Series 2002-13, Class QA, IF, IO, 7.797%, 02/16/32	454
1,248	Series 2002-45, Class QE, 6.500%, 06/20/32	1,414
71	Series 2002-47, Class HM, 6.000%, 07/16/32	79
7,718	Series 2002-68, Class SC, IF, IO, 5.447%, 10/16/32	1,059
1,880	Series 2002-84, Class PH, 6.000%, 11/16/32	2,154
1,207	Series 2003-4, Class TI, IO, 5.500%, 05/16/31	53
329	Series 2003-52, Class SB, IF, 11.106%, 06/16/33	363
928	Series 2003-79, Class PV, 5.500%, 10/20/23	1,041
6,384	Series 2003-101, Class SK, IF, IO, 6.307%, 10/17/33	891
240	Series 2004-2, Class SA, IF, 19.602%, 01/16/34	297
8,986	Series 2004-59, Class SG, IF, IO, 6.247%, 07/20/34	1,363
65	Series 2004-73, Class AE, IF, 14.332%, 08/17/34	77
4,322	Series 2004-86, Class SP, IF, IO, 5.847%, 09/20/34	498
2,983	Series 2004-90, Class SI, IF, IO, 5.847%, 10/20/34	364
5,297	Series 2004-105, Class SN, IF, IO, 5.847%, 12/20/34	687
9,432	Series 2005-3, Class SD, IF, IO, 5.847%, 01/20/31	597
7,238	Series 2005-48, Class CS, IF, IO, 6.047%, 04/20/33	545
558	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	95
10,633	Series 2006-23, Class S, IF, IO, 6.247%, 01/20/36	1,154
7,915	Series 2006-26, Class S, IF, IO, 6.247%, 06/20/36	955
723	Series 2006-59, Class PC, 5.500%, 04/20/35	799
4,354	Series 2007-9, Class CI, IF, IO, 5.947%, 03/20/37	542
7,314	Series 2007-16, Class KU, IF, IO, 6.397%, 04/20/37	997
515	Series 2007-17, Class JO, PO, 04/16/37	462
1,000	Series 2007-22, Class PK, 5.500%, 04/20/37	1,130
8,790	Series 2007-24, Class SA, IF, IO, 6.257%, 05/20/37	1,186
2,840	Series 2007-26, Class SC, IF, IO, 5.947%, 05/20/37	327
2,010	Series 2007-67, Class SI, IF, IO, 6.257%, 11/20/37	242
605	Series 2008-29, Class PO, PO, 02/17/33	554
226	Series 2008-34, Class OC, PO, 06/20/37	159
2,261	Series 2008-40, Class PS, IF, IO, 6.247%, 05/16/38	395
4,305	Series 2008-40, Class SA, IF, IO, 6.147%, 05/16/38	621
646	Series 2008-43, Class NA, 5.500%, 11/20/37	698
1,980	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	495
293	Series 2009-75, Class IY, IO, 5.500%, 06/20/39	85
1,343	Series 2009-79, Class OK, PO, 11/16/37	1,215
3,001	Series 2009-83, Class TS, IF, IO, 5.847%, 08/20/39	305
4,771	Series 2009-106, Class XL, IF, IO, 6.497%, 06/20/37	610
6,699	Series 2010-4, Class SB, IF, IO, 6.247%, 08/16/39	859
1,043	Series 2010-14, Class DO, PO, 03/20/36	1,003
1,258	Series 2010-14, Class QP, 6.000%, 12/20/39	1,365
1,731	Series 2010-31, Class SK, IF, IO, 5.847%, 11/20/34	228
3,940	NCUA Guaranteed Notes, Series 2010-C1, Class APT, 2.650%, 10/29/20	3,922
	Vendee Mortgage Trust,
1,241	Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,455
3,245	Series 1998-1, Class 2E, 7.000%, 03/15/28	3,781
428	Series 1999-1, Class 2Z, 6.500%, 01/15/29	495

		269,455

	Non-Agency CMO — 7.6%
	ABN Amro Mortgage Corp.,
942	Series 2003-7, Class A3, 4.500%, 07/25/18	962
449	Series 2003-9, Class A1, 4.500%, 08/25/18	460
	Adjustable Rate Mortgage Trust,
1,758	Series 2005-4, Class 7A2, VAR, 0.483%, 08/25/35	1,613

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
325	Series 2005-5, Class 6A21, VAR, 0.483%, 09/25/35	268
	American General Mortgage Loan Trust,
1,673	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	1,791
2,540	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	2,634
3,000	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	2,985
4,943	American Home Mortgage Investment Trust, Series 2005- 3, Class 2A4, VAR, 2.159%, 09/25/35	2,176
326	ASG Resecuritization Trust, Series 2009-2, Class A55, VAR, 5.510%, 05/24/36 (e)	331
	Banc of America Alternative Loan Trust,
734	Series 2003-11, Class 2A1, 6.000%, 01/25/34	757
772	Series 2004-6, Class 4A1, 5.000%, 07/25/19	793
	Banc of America Funding Corp.,
1,500	Series 2005-5, Class 3A5, 5.500%, 08/25/35	963
611	Series 2005-7, Class 30PO, PO, 11/25/35	329
2,287	Series 2005-E, Class 4A1, VAR, 2.859%, 03/20/35	2,214
	Banc of America Mortgage Securities, Inc.,
586	Series 2003-7, Class A2, 4.750%, 09/25/18	606
472	Series 2004-2, Class 2A4, 5.500%, 03/25/34	333
4,117	Series 2004-3, Class 2A1, 5.500%, 04/25/34	4,246
1,650	Series 2004-5, Class 3A3, 5.000%, 06/25/19	1,717
691	Series 2004-5, Class 4A1, 4.750%, 06/25/19	706
800	Series 2004-7, Class 2A2, 5.750%, 08/25/34	761
295	Series 2004-8, Class XPO, PO, 10/25/34	235
37	Series 2004-11, Class 15PO, PO, 01/25/20	31
1,070	Series 2004-F, Class 1A1, VAR, 2.766%, 07/25/34	984
290	Series 2005-1, Class 15PO, PO, 02/25/20	236
504	Series 2005-1, Class 1A17, 5.500%, 02/25/35	357
1,850	Series 2005-1, Class 2A1, 5.000%, 02/25/20	1,888
293	Series 2005-10, Class 15PO, PO, 11/25/20	241
398	Series 2005-11, Class 15PO, PO, 12/25/20	333
465	Series 2007-1, Class 1A7, 5.750%, 03/25/37	470
	BCAP LLC Trust,
561	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	573
1,795	Series 2010-RR7, Class 16A1, VAR, 1.042%, 02/26/47 (e)	1,678
1,776	Series 2010-RR8, Class 3A3, VAR, 5.121%, 05/26/35 (e)	1,821
403	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 2.818%, 10/25/33	395
10	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 7.058%, 03/25/31	10
958	Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.250%, 10/25/33	980
	Chase Mortgage Finance Corp.,
708	Series 2003-S10, Class A1, 4.750%, 11/25/18	728
859	Series 2003-S13, Class A2, 5.000%, 11/25/33	892
1,392	Series 2004-S1, Class M, VAR, 5.089%, 02/25/19	1,365
986	Citicorp Mortgage Securities, Inc., Series 2004-1, Class 3A1, 4.750%, 01/25/34	1,012
	Citigroup Mortgage Loan Trust, Inc.,
129	Series 2003-UST1, Class PO3, PO, 12/25/18	113
228	Series 2004-HYB4, Class AA, VAR, 0.583%, 12/25/34	202
308	Community Program Loan Trust, Series 1987-A, Class A4, 4.500%, 10/01/18	310
	Countrywide Alternative Loan Trust,
471	Series 2003-J3, Class 2A1, 6.250%, 12/25/33	486
2,031	Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	1,983
478	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	478
1,621	Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,660

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,791	Series 2004-J13, Class 1A4, SUB, 5.030%, 02/25/35	1,806
624	Series 2005-5R, Class A1, 5.250%, 12/25/18	642
800	Series 2005-23CB, Class A2, 5.500%, 07/25/35	646
5,500	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,597
2,000	Series 2005-86CB, Class A11, 5.500%, 02/25/36	1,449
350	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	331
98	Series 2005-J7, Class 1A9, 5.500%, 07/25/35	63
522	Series 2006-26CB, Class A9, 6.500%, 09/25/36	380
	Countrywide Home Loan Mortgage Pass-Through Trust,
343	Series 2002-22, Class A20, 6.250%, 10/25/32	356
1,164	Series 2003-40, Class A3, 4.500%, 10/25/18	1,186
234	Series 2003-J7, Class 2A13, 5.000%, 08/25/33	230
1,231	Series 2004-3, Class A25, 5.750%, 04/25/34	1,218
25	Series 2005-13, Class A1, 5.500%, 06/25/35	25
1,408	Series 2005-22, Class 2A1, VAR, 3.105%, 11/25/35	1,097
	Credit Suisse Mortgage Capital Certificates,
955	Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	957
1,500	Series 2010-16, Class A3, VAR, 4.250%, 06/25/50 (e)	1,399
	CS First Boston Mortgage Securities Corp.,
407	Series 2003-29, Class 8A1, 6.000%, 11/25/18	418
3,668	Series 2004-4, Class 5A4, IF, IO, 7.297%, 08/25/34	435
1,000	Series 2005-1, Class 1A16, 5.500%, 02/25/35	757
786	Series 2005-7, Class 5A1, 4.750%, 08/25/20	791
500	Series 2005-10, Class 10A4, 6.000%, 11/25/35	260
881	Series 2005-10, Class 6A13, 5.500%, 11/25/35	633
225	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	125
738	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, VAR, 2.545%, 09/25/34	679
	First Horizon Asset Securities, Inc.,
366	Series 2003-8, Class 1A43, PO, 10/25/33	256
334	Series 2004-AR7, Class 2A1, VAR, 2.861%, 02/25/35	329
	GMAC Mortgage Corp. Loan Trust,
3,215	Series 2003-J10, Class A1, 4.750%, 01/25/19	3,337
729	Series 2004-J5, Class A7, 6.500%, 01/25/35	747
325	Series 2005-AR3, Class 3A4, VAR, 3.224%, 06/19/35	262
	GSR Mortgage Loan Trust,
552	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	552
1,003	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,032
729	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	756
3,534	Series 2005-2F, Class 1A5, 5.500%, 03/25/35	3,627
1,000	Series 2007-2F, Class 2A7, 5.750%, 02/25/37	833
	Impac CMB Trust,
1,735	Series 2004-10, Class 3A1, VAR, 0.953%, 03/25/35	1,361
1,051	Series 2004-10, Class 3A2, VAR, 1.053%, 03/25/35	485
32	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	33
	JP Morgan Mortgage Trust,
1,443	Series 2004-S2, Class 4A5, 6.000%, 11/25/34	1,397
1,647	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	1,693
567	Series 2006-A2, Class 4A1, VAR, 2.930%, 08/25/34	566
399	Series 2006-A2, Class 5A3, VAR, 2.970%, 11/25/33	399
1,276	JP Morgan Reremic, Series 2010-4, Class 7A1, VAR, 4.319%, 08/26/35 (e)	1,279
	MASTR Adjustable Rate Mortgages Trust,
518	Series 2004-13, Class 2A1, VAR, 2.834%, 04/21/34	500
489	Series 2004-13, Class 3A6, VAR, 2.899%, 11/21/34	491

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	MASTR Alternative Loans Trust,
812	Series 2003-7, Class 4A3, 8.000%, 11/25/18	826
367	Series 2003-8, Class 3A1, 5.500%, 12/25/33	382
1,046	Series 2003-9, Class 5A1, 4.500%, 12/25/18	1,076
1,399	Series 2004-6, Class 6A1, 6.500%, 07/25/34	1,418
220	Series 2004-7, Class 30PO, PO, 08/25/34	143
104	Series 2004-7, Class 3A1, 6.500%, 08/25/34	102
1,031	Series 2004-8, Class 6A1, 5.500%, 09/25/19	1,057
1,989	Series 2004-10, Class 1A1, 4.500%, 09/25/19	2,011
487	Series 2004-11, Class 8A3, 5.500%, 11/25/19	466
84	Series 2005-1, Class 5A1, 5.500%, 01/25/20	88
	MASTR Asset Securitization Trust,
117	Series 2003-6, Class 8A1, 5.500%, 07/25/33	121
726	Series 2003-10, Class 3A1, 5.500%, 11/25/33	753
317	Series 2003-11, Class 10A1, 5.000%, 12/25/18	328
503	Series 2003-11, Class 3A1, 4.500%, 12/25/18	513
166	Series 2004-6, Class 15PO, PO, 05/25/19	139
1,184	Series 2004-6, Class 3A1, 5.250%, 07/25/19	1,215
287	Series 2004-8, Class PO, PO, 08/25/19	236
492	Series 2004-10, Class 1A1, 4.500%, 10/25/19	512
2,120	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	2,212
418	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	267
1,841	Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A2, VAR, 0.533%, 08/25/35	1,615
	MLCC Mortgage Investors, Inc.,
1,174	Series 2004-C, Class A2, VAR, 1.349%, 07/25/29	1,135
872	Series 2004-D, Class A3, VAR, 2.344%, 08/25/29	843
1,757	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.657%, 04/25/34	1,851
454	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.573%, 02/25/35	337
	Nomura Asset Acceptance Corp.,
386	Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	391
1,486	Series 2005-AR1, Class 1A1, VAR, 2.851%, 02/25/35	1,137
	Paine Webber CMO Trust,
12	Series H, Class 4, 8.750%, 04/01/18	13
11	Series L, Class 4, 8.950%, 07/01/18	13
981	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	1,018
	Residential Accredit Loans, Inc.,
1,141	Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,156
700	Series 2004-QS8, Class A2, 5.000%, 06/25/34	697
4,000	Series 2005-QS5, Class A4, 5.750%, 04/25/35	3,301
500	Residential Asset Securitization Trust, Series 2006-A6, Class 2A13, 6.000%, 07/25/36	295
	Residential Funding Mortgage Securities I,
135	Series 2003-S7, Class A17, 4.000%, 05/25/33	135
1,109	Series 2004-S4, Class 2A7, 4.500%, 04/25/19	1,146
553	Series 2005-SA4, Class 1A1, VAR, 3.249%, 09/25/35	443
4,005	Series 2006-S1, Class 1A8, 5.750%, 01/25/36	3,442
401	Residential Funding Securities LLC, Series 2003-RM2, Class AII, 5.000%, 05/25/18	414
114	SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	119
1,682	Sequoia Mortgage Trust, Series 2004-8, Class A2, VAR, 0.812%, 09/20/34	1,522
	Structured Adjustable Rate Mortgage Loan Trust,
685	Series 2004-14, Class 1A, VAR, 2.862%, 10/25/34	576
664	Series 2005-5, Class A1, VAR, 0.483%, 05/25/35	606

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
309	Series 2005-5, Class A2, VAR, 0.483%, 05/25/35	283
	Structured Asset Securities Corp.,
208	Series 2003-21, Class 1A3, 5.500%, 07/25/33	213
4,806	Series 2003-26A, Class 3A5, VAR, 2.751%, 09/25/33	4,068
940	Series 2003-31A, Class B1, VAR, 2.725%, 10/25/33	368
826	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	819
897	Series 2003-37A, Class 2A, VAR, 4.996%, 12/25/33	931
666	Series 2004-7, Class 2A1, VAR, 5.361%, 05/25/24	685
	WaMu Mortgage Pass-Through Certificates,
772	Series 2002-S4, Class A4, 6.500%, 10/19/29	799
524	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	538
1,018	Series 2003-AR8, Class A, VAR, 2.716%, 08/25/33	1,029
750	Series 2003-AR9, Class 1A6, VAR, 2.707%, 09/25/33	724
220	Series 2003-S4, Class 3A, 5.500%, 06/25/33	229
320	Series 2004-AR3, Class A1, VAR, 2.705%, 06/25/34	307
899	Series 2004-AR3, Class A2, VAR, 2.705%, 06/25/34	864
754	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	780
781	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	812
1,750	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	1,791
211	Series 2005-AR2, Class 2A21, VAR, 0.583%, 01/25/45	171
1,850	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	1,559
2,233	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.000%, 03/25/34	2,322
	Wells Fargo Mortgage-Backed Securities Trust,
522	Series 2003-8, Class A9, 4.500%, 08/25/18	543
194	Series 2003-10, Class A1, 4.500%, 09/25/18	200
451	Series 2003-11, Class 1A4, 4.750%, 10/25/18	455
813	Series 2003-12, Class A2, 4.500%, 11/25/18	833
395	Series 2003-17, Class 2A9, PO, 01/25/34	276
497	Series 2003-18, Class A1, 5.500%, 12/25/33	510
1,030	Series 2003-F, Class A1, VAR, 4.839%, 06/25/33	1,064
359	Series 2003-J, Class 2A5, VAR, 4.435%, 10/25/33	366
1,036	Series 2003-M, Class A1, VAR, 4.680%, 12/25/33	1,068
781	Series 2004-B, Class A1, VAR, 4.896%, 02/25/34	809
320	Series 2004-DD, Class 2A8, VAR, 2.859%, 01/25/35	223
495	Series 2004-EE, Class 3A1, VAR, 2.979%, 12/25/34	489
682	Series 2004-EE, Class 3A2, VAR, 2.979%, 12/25/34	687
161	Series 2004-Q, Class 1A3, VAR, 4.871%, 09/25/34	151
637	Series 2004-Q, Class 2A2, VAR, 4.786%, 09/25/34	439
562	Series 2004-U, Class A1, VAR, 2.965%, 10/25/34	543
788	Series 2005-1, Class 1A1, 4.750%, 01/25/20	811
2,175	Series 2005-9, Class 2A10, 5.250%, 10/25/35	1,718
1,121	Series 2005-13, Class A1, 5.000%, 11/25/20	1,164
205	Series 2005-AR13, Class A1, VAR, 5.279%, 05/25/35	203

		154,435

	Total Collateralized Mortgage Obligations (Cost $402,615)	423,890

Commercial Mortgage-Backed Securities — 3.1%
	Banc of America Commercial Mortgage, Inc.,
1,730	Series 2005-1, Class AJ, VAR, 5.348%, 11/10/42	1,745
1,050	Series 2005-3, Class A4, 4.668%, 07/10/43	1,093
2,435	Series 2005-3, Class AM, 4.727%, 07/10/43	2,357
1,050	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	1,146
2,000	Series 2005-6, Class ASB, VAR, 5.369%, 09/10/47	2,130
485	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	529
3,010	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	3,215

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued
1,005	Series 2006-4, Class A4, 5.634%, 07/10/46	1,073
2,056	Series 2006-5, Class A4, 5.414%, 09/10/47	2,166
	Banc of America Large Loan, Inc.,
500	Series 2009-UB1, Class A4A, VAR, 5.699%, 06/24/50 (e)	542
1,250	Series 2010-HLTN, Class HLTN, VAR, 2.002%, 11/15/15 (e)	1,117
	Bear Stearns Commercial Mortgage Securities,
507	Series 2004-T14, Class A3, 4.800%, 01/12/41	523
640	Series 2005-PWR7, Class A3, VAR, 5.116%, 02/11/41	684
2,570	Series 2006-PW11, Class A4, VAR, 5.623%, 03/11/39	2,801
75	Series 2006-PW12, Class A4, VAR, 5.906%, 09/11/38	83
250	Series 2006-T24, Class A4, 5.537%, 10/12/41	273
1,973	Citigroup Commercial Mortgage Trust, Series 2005- C3, Class AM, VAR, 4.830%, 05/15/43	2,029
1,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, VAR, 5.846%, 03/15/39	1,071
321	CS First Boston Mortgage Securities Corp., Series 2005- C3, Class AM, 4.730%, 07/15/37	323
2,180	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	2,246
346	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.663%, 01/12/43	347
1,025	GE Capital Commercial Mortgage Corp., Series 2005- C1, Class AJ, VAR, 4.826%, 06/10/48	1,034
	GMAC Commercial Mortgage Securities, Inc.,
140	Series 2003-C1, Class A1, 3.337%, 05/10/36	142
645	Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	693
2,330	Greenwich Capital Commercial Funding Corp., Series 2005- GG3, Class AJ, VAR, 4.859%, 08/10/42	2,315
	GS Mortgage Securities Corp. II,
465	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	497
793	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	765
	JP Morgan Chase Commercial Mortgage Securities Corp.,
2,000	Series 2005-CB13, Class A4, VAR, 5.458%, 01/12/43	2,119
200	Series 2005-LDP2, Class AM, 4.780%, 07/15/42	201
1,000	Series 2006-CB14, Class A4, VAR, 5.481%, 12/12/44	1,065
285	Series 2006-CB17, Class A4, 5.429%, 12/12/43	301
620	Series 2006-LDP6, Class A4, VAR, 5.475%, 04/15/43	679
160	Series 2006-LDP7, Class A4, VAR, 6.062%, 04/15/45	176
	LB-UBS Commercial Mortgage Trust,
405	Series 2006-C1, Class A4, 5.156%, 02/15/31	434
1,060	Series 2006-C4, Class A4, VAR, 6.078%, 06/15/38	1,152
560	Series 2006-C6, Class A4, 5.372%, 09/15/39	601
	Merrill Lynch Mortgage Trust,
1,425	Series 2005-CKI1, Class AM, VAR, 5.414%, 11/12/37	1,478
1,750	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	1,906
1,750	Series 2005-LC1, Class AJ, VAR, 5.511%, 01/12/44	1,662
2,000	Series 2005-LC1, Class AM, VAR, 5.452%, 01/12/44	2,048
1,755	Series 2006-C1, Class A4, VAR, 5.838%, 05/12/39	1,904
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
1,725	Series 2006-1, Class A4, VAR, 5.594%, 02/12/39	1,882
250	Series 2006-4, Class A3, VAR, 5.172%, 12/12/49	261
	Morgan Stanley Capital I,
645	Series 2006-T21, Class A4, VAR, 5.162%, 10/12/52	693
353	Series 2006-T23, Class A1, 5.682%, 08/12/41	356
1,575	Series 2006-T23, Class AM, VAR, 5.981%, 08/12/41	1,618
785	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.920%, 03/12/35	830

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued

3,000	Morgan Stanley Reremic Trust, Series 2010-HQ4B, Class A7A, 0.000%, 04/16/40 (e)	3,216
1,290	TIAA Seasoned Commercial Mortgage Trust, Series 2007- C4, Class A3, VAR, 6.049%, 08/15/39	1,421
	Wachovia Bank Commercial Mortgage Trust,
1,635	Series 2004-C15, Class A2, 4.039%, 10/15/41	1,645
170	Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	182
1,500	Series 2005-C21, Class AM, VAR, 5.378%, 10/15/44	1,560
250	Series 2006-C25, Class A4, VAR, 5.923%, 05/15/43	273

	Total Commercial Mortgage- Backed Securities (Cost $58,607)	62,602

Convertible Bond — 0.0% (g)
Materials — 0.0% (g)
	Construction Materials — 0.0% (g)
665	U.S. Concrete, Inc., 9.500%, 08/31/15 (e) (Cost $665)	745

Corporate Bonds — 34.6%
Consumer Discretionary — 5.3%
	Auto Components — 0.0% (g)
	DPH Holdings Corp.,
3,275	6.500%, 05/01/09 (d)	115
661	6.550%, 06/15/06 (d)	23
3,477	7.125%, 05/01/29 (d)	122
531	Goodyear Tire & Rubber Co. (The), 10.500%, 05/15/16	581

		841

	Automobiles — 0.4%
2,000	Daimler Finance North America LLC, 7.300%, 01/15/12	2,138
400	Ford Motor Co., 9.215%,
	09/15/21	456
	Motors Liquidation Co.,
120	5.250%, 03/06/32	911
385	6.250%, 07/15/33	2,962
21	7.250%, 04/15/41	150
1	7.250%, 07/15/41	4
42	7.250%, 02/15/52	294
55	7.375%, 05/15/48	389
1	7.375%, 10/01/51	10
2,500	7.700%, 04/15/16 (d)	769
250	Navistar International Corp., 8.250%, 11/01/21	268

		8,351

	Broadcasting & Cable TV — 0.6%
2,004	Adelphia Communications Corp., 9.375%, 11/15/09 (d)	30
80	Cablevision Systems Corp., 8.000%, 04/15/20	86
48	CCH II LLC/CCH II Capital Corp., 13.500%, 11/30/16	56
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,000	7.250%, 10/30/17 (e)	1,010
125	7.875%, 04/30/18 (e)	129
330	8.125%, 04/30/20 (e)	347
1,280	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	1,312
	DISH DBS Corp.,
400	7.000%, 10/01/13	426
530	7.125%, 02/01/16	544
475	7.875%, 09/01/19	499
392	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	396
1,675	Sirius XM Radio, Inc., 9.750%, 09/01/15 (e)	1,842
1,750	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 8.125%, 12/01/17 (e)	1,820
2,350	Videotron Ltee, (Canada), 9.125%, 04/15/18	2,603
1,000	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	1,098

		12,198

	Distributors — 0.0% (g)
450	McJunkin Red Man Corp., 9.500%, 12/15/16 (e)	409
	Diversified Consumer Services — 0.4%
750	Knowledge Learning Corp., 7.750%, 02/01/15 (e)	751
500	Mac-Gray Corp., 7.625%, 08/15/15	492
	Service Corp. International,
495	7.000%, 06/15/17	509
700	7.000%, 05/15/19	700
2,073	7.625%, 10/01/18	2,187
500	Sotheby’s, 7.750%, 06/15/15	532
	Stewart Enterprises, Inc.,
165	3.125%, 07/15/14	157
1,863	6.250%, 02/15/13	1,858

		7,186

	Gaming — 0.8%
2,502	Chukchansi Economic Development Authority, 8.000%, 11/15/13 (e)	1,629
1,500	Harrah’s Operating Co., Inc., 10.000%, 12/15/18	1,268

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Gaming — Continued
	Mashantucket Western Pequot Tribe,
250	5.912%, 09/01/21 (d) (e)	164
1,010	8.500%, 11/15/15 (d) (e)	121
500	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18 (e)	565
	MGM Resorts International,
1,000	6.875%, 04/01/16	860
3,675	10.000%, 11/01/16 (e)	3,528
825	11.375%, 03/01/18	850
1,750	Peninsula Gaming LLC, 8.375%, 08/15/15	1,829
1,000	Pinnacle Entertainment, Inc., 8.625%, 08/01/17	1,076
1,750	Seminole Hard Rock Entertainment, Inc., VAR, 2.792%, 03/15/14 (e)	1,553
150	Seminole Indian Tribe of Florida, 7.750%, 10/01/17 (e)	154
2,000	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	1,220
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
625	7.750%, 08/15/20 (e)	659
165	7.875%, 11/01/17	175
350	7.875%, 05/01/20	372

		16,023

	Hotels, Restaurants & Leisure — 0.4%
700	AMC Entertainment, Inc., 8.750%, 06/01/19	744
500	Cinemark USA, Inc., 8.625%, 06/15/19	536
	Host Hotels & Resorts LP,
750	6.875%, 11/01/14	768
436	7.125%, 11/01/13	440
225	Landry’s Restaurants, Inc., 11.625%, 12/01/15	239
500	Real Mex Restaurants, Inc., 14.000%, 01/01/13	520
	Royal Caribbean Cruises Ltd., (Liberia),
7	6.875%, 12/01/13	7
400	7.000%, 06/15/13	422
338	7.250%, 06/15/16	367
1,608	11.875%, 07/15/15	1,970
350	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	348
1,000	Speedway Motorsports, Inc., 6.750%, 06/01/13	1,000
255	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	291
455	Vail Resorts, Inc., 6.750%, 02/15/14	462

		8,114

	Household Durables — 0.3%
1,225	D.R. Horton, Inc., 5.625%, 01/15/16	1,201
	KB Home,
1,000	5.750%, 02/01/14	984
615	5.875%, 01/15/15	596
1,875	Lennar Corp., 6.950%, 06/01/18	1,767
	Meritage Homes Corp.,
225	6.250%, 03/15/15	224
700	7.150%, 04/15/20	695
420	Newell Rubbermaid, Inc., 4.700%, 08/15/20	430
750	Standard Pacific Corp., 7.000%, 08/15/15	772

		6,669

	Internet & Catalog Retail — 0.1%
650	Expedia, Inc., 5.950%, 08/15/20 (e)	658
400	NetFlix, Inc., 8.500%, 11/15/17	450

		1,108

	Leisure Equipment & Products — 0.1%
250	Da-Lite Screen Co., Inc., 12.500%, 04/01/15	268
1,440	Eastman Kodak Co., 9.750%, 03/01/18 (e)	1,415
118	FGI Holding Co., Inc., PIK, 11.250%, 10/01/15 (e)	112
750	Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e)	748

		2,543

	Media — 1.2%
600	Belo Corp., 8.000%, 11/15/16	645
500	Block Communications, Inc., 8.250%, 12/15/15 (e)	503
	CBS Corp.,
200	7.875%, 07/30/30	233
160	8.875%, 05/15/19	206
	Clear Channel Worldwide Holdings, Inc.,
360	9.250%, 12/15/17	382
650	9.250%, 12/15/17	694
240	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	339
1,500	Comcast Cable Holdings LLC, 9.800%, 02/01/12	1,642
	Comcast Corp.,
850	5.900%, 03/15/16	974
240	6.300%, 11/15/17	283
	CSC Holdings LLC,
900	7.625%, 07/15/18	981
139	7.875%, 02/15/18 (c)	154
175	Entravision Communications Corp., 8.750%, 08/01/17 (e)	183
	Gannett Co., Inc.,
500	6.375%, 09/01/15 (e)	505

750	7.125%, 09/01/18 (e)	754

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Media — Continued
500	8.750%, 11/15/14	555
245	9.375%, 11/15/17	272
1,000	Historic TW, Inc., 9.150%, 02/01/23	1,344
	Intelsat Jackson Holdings S.A., (Luxembourg),
700	7.250%, 10/15/20 (e)	698
1,225	8.500%, 11/01/19 (e)	1,317
1,000	Intelsat Subsidiary Holding Co. S.A., (Bermuda), 8.500%, 01/15/13	1,000
350	Interpublic Group of Cos., Inc. (The), 10.000%, 07/15/17	408
750	Lamar Media Corp., 6.625%, 08/15/15	756
500	Media General, Inc., 11.750%, 02/15/17	515
810	NBC Universal, Inc., 5.950%, 04/01/41 (e)	827
	News America Holdings, Inc.,
800	7.750%, 01/20/24	981
147	8.875%, 04/26/23	199
	News America, Inc.,
600	6.750%, 01/09/38	652
200	7.850%, 03/01/39	248
141	Salem Communications Corp., 9.625%, 12/15/16	147
	Thomson Reuters Corp., (Canada),
280	4.700%, 10/15/19	304
410	5.950%, 07/15/13	461
200	6.500%, 07/15/18	241
335	Time Warner Cable, Inc., 7.300%, 07/01/38	394
	Time Warner Entertainment Co. LP,
415	8.375%, 03/15/23	540
945	8.375%, 07/15/33	1,197
750	10.150%, 05/01/12	840
50	Viacom, Inc., 6.875%, 04/30/36	57
500	Walt Disney Co. (The), 5.875%, 12/15/17	595
1,303	WMG Acquisition Corp., 9.500%, 06/15/16	1,358

		24,384

	Multiline Retail — 0.4%
2,050	HSN, Inc., 11.250%, 08/01/16	2,332
	QVC, Inc.,
75	7.125%, 04/15/17 (e)	79
75	7.375%, 10/15/20 (e)	78
2,050	7.500%, 10/01/19 (e)	2,153
1,420	Sears Holdings Corp., 6.625%, 10/15/18 (e)	1,324
	Target Corp.,
1,430	3.875%, 07/15/20	1,468
310	7.000%, 01/15/38	390

		7,824

	Specialty Retail — 0.6%
1,000	ACE Hardware Corp., 9.125%, 06/01/16 (e)	1,060
500	Brown Shoe Co., Inc., 8.750%, 05/01/12	510
166	Burlington Coat Factory Investment Holdings, Inc., SUB, 14.500%, 10/15/14	173
951	Lowe’s Cos., Inc., 7.110%, 05/15/37	1,162
	Ltd. Brands, Inc.,
375	7.000%, 05/01/20	399
1,600	8.500%, 06/15/19	1,844
2,000	NBC Acquisition Corp., SUB, 11.000%, 03/15/13	1,310
	Nebraska Book Co., Inc.,
1,500	8.625%, 03/15/12	1,339
102	10.000%, 12/01/11	101
750	Sally Holdings LLC/Sally Capital, Inc., 9.250%, 11/15/14	780
200	Staples, Inc., 9.750%, 01/15/14	245
1,000	Toys R US - Delaware, Inc., 7.375%, 09/01/16 (e)	1,044
2,000	Toys R Us Property Co II LLC, 8.500%, 12/01/17	2,125

		12,092

	Textiles, Apparel & Luxury Goods — 0.0% (g)
250	Hanesbrands, Inc., VAR, 4.121%, 12/15/14	246
120	Phillips-Van Heusen Corp., 7.375%, 05/15/20	129

		375

	Total Consumer Discretionary	108,117

Consumer Staples — 1.6%
	Beverages — 0.4%
	Anheuser-Busch Cos., Inc.,
325	5.500%, 01/15/18	365
550	5.750%, 04/01/36	588
280	7.550%, 10/01/30	346
	Anheuser-Busch InBev Worldwide, Inc.,
160	6.875%, 11/15/19 (e)	197
280	7.200%, 01/15/14 (e)	326
275	7.750%, 01/15/19 (e)	353
528	Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	576
	Constellation Brands, Inc.,
330	7.250%, 09/01/16	354
1,000	7.250%, 05/15/17	1,075
	Diageo Finance B.V., (Netherlands),
575	5.300%, 10/28/15	654
325	5.500%, 04/01/13	357

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Beverages — Continued
1,000	Diageo Investment Corp., 7.450%, 04/15/35	1,267
	PepsiCo, Inc.,
800	3.750%, 03/01/14	859
70	7.900%, 11/01/18	93
1,235	SABMiller plc, (United Kingdom), 5.500%, 08/15/13 (e)	1,351

		8,761

	Food & Staples Retailing — 0.6%
	CVS Caremark Corp.,
225	5.750%, 06/01/17	257
555	6.125%, 09/15/39	605
1,710	Ingles Markets, Inc., 8.875%, 05/15/17	1,846
	Kroger Co. (The),
215	6.400%, 08/15/17	251
712	7.500%, 04/01/31	881
300	7.700%, 06/01/29	375
5,000	Rite Aid Corp., 9.500%, 06/15/17	4,150
2,000	SUPERVALU, Inc., 8.000%, 05/01/16	1,965
	Wal-Mart Stores, Inc.,
160	5.250%, 09/01/35	165
1,000	6.200%, 04/15/38	1,160
260	7.550%, 02/15/30	337

		11,992

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
370	5.875%, 05/15/13	398
655	8.500%, 06/15/19	783
148	Bunge N.A. Finance LP, 5.900%, 04/01/17	156
	Cargill, Inc.,
200	6.000%, 11/27/17 (e)	233
1,000	7.350%, 03/06/19 (e)	1,241
135	ConAgra Foods, Inc., 7.000%, 04/15/19	162
185	Del Monte Corp., 6.750%, 02/15/15	190
220	Dole Food Co., Inc., 8.000%, 10/01/16 (e)	229
148	Eurofresh, Inc., 15.000%, 11/18/16 (f) (i)	148
641	JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	747
	Kraft Foods, Inc.,
810	6.125%, 02/01/18	954
335	6.500%, 08/11/17	400
575	6.875%, 02/01/38	686
	Smithfield Foods, Inc.,
765	7.750%, 05/15/13	803
250	10.000%, 07/15/14 (e)	283

		7,413

	Household Products — 0.2%
	Jarden Corp.,
895	7.500%, 05/01/17	938
100	7.500%, 01/15/20	104
1,000	Kimberly-Clark Corp., 6.125%, 08/01/17	1,183
831	Procter & Gamble - ESOP, 9.360%, 01/01/21	1,071
567	Spectrum Brands Holdings, Inc., PIK, 12.000%, 08/28/19	629

		3,925

	Tobacco — 0.0% (g)
250	Alliance One International, Inc., 10.000%, 07/15/16	261

	Total Consumer Staples	32,352

Energy — 3.1%
	Energy Equipment & Services — 0.5%
405	American Petroleum Tankers LLC/AP Tankers Co., 10.250%, 05/01/15 (e)	416
720	Baker Hughes, Inc., 5.125%, 09/15/40	719
200	Calfrac Holdings LP, 7.500%, 12/01/20 (e)	199
70	Diamond Offshore Drilling, Inc., 5.875%, 05/01/19	80
470	Exterran Holdings, Inc., 7.250%, 12/01/18 (e)	470
1,200	Forbes Energy Services LLC/Forbes Energy Capital, Inc., 11.000%, 02/15/15	1,188
	Gibson Energy ULC/GEP Midstream Finance Corp., (Canada),
300	10.000%, 01/15/18	300
250	11.750%, 05/27/14	275
	Halliburton Co.,
500	7.450%, 09/15/39	640
700	8.750%, 02/15/21	915
161	Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e)	167
1,000	Key Energy Services, Inc., 8.375%, 12/01/14	1,058
80	Parker Drilling Co., 9.125%, 04/01/18	83
550	PHI, Inc., 8.625%, 10/15/18 (e)	554
360	Precision Drilling Corp., (Canada), 6.625%, 11/15/20 (e)	364
155	Pride International, Inc., 6.875%, 08/15/20	164
700	Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	686
100	Sevan Marine ASA, (Norway), 12.000%, 08/10/15 (e)	106
2,110	Transocean, Inc., (Switzerland), 6.500%, 11/15/20	2,298

		10,682

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — 2.6%
175	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	207
2,640	Alon Refining Krotz Springs, Inc., 13.500%, 10/15/14 (c)	2,574
250	AmeriGas Partners LP, 7.250%, 05/20/15	255
750	AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.125%, 05/20/16	780
	Anadarko Petroleum Corp.,
300	6.375%, 09/15/17	324
350	6.950%, 06/15/19	395
125	7.625%, 03/15/14	141
100	7.950%, 06/15/39	111
225	8.700%, 03/15/19	275
175	Apache Corp., 6.900%, 09/15/18	218
190	Arch Coal, Inc., 7.250%, 10/01/20	208
1,500	Bill Barrett Corp., 9.875%, 07/15/16	1,635
	BP Capital Markets plc, (United Kingdom),
1,835	3.875%, 03/10/15	1,910
515	4.750%, 03/10/19	541
325	5.250%, 11/07/13	353
330	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38	371
	Chesapeake Energy Corp.,
430	6.500%, 08/15/17	433
285	6.875%, 08/15/18	291
250	9.500%, 02/15/15	280
450	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	515
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
450	8.250%, 12/15/17	491
500	8.500%, 12/15/19	550
1,000	Comstock Resources, Inc., 8.375%, 10/15/17	1,010
425	Conoco Funding Co., (Canada), 7.250%, 10/15/31	534
	ConocoPhillips,
275	5.750%, 02/01/19	325
750	6.500%, 02/01/39	910
410	7.000%, 03/30/29	491
300	ConocoPhillips Holding Co., 6.950%, 04/15/29	379
	Consol Energy, Inc.,
300	8.000%, 04/01/17 (e)	322
250	8.250%, 04/01/20 (e)	271
160	Continental Resources, Inc., 7.125%, 04/01/21 (e)	168
180	Copano Energy LLC/Copano Energy Finance Corp., 8.125%, 03/01/16	182
924	Denbury Resources, Inc., 8.250%, 02/15/20	1,007
270	Devon Financing Corp. ULC, (Canada), 7.875%, 09/30/31	355
100	Ecopetrol S.A., (Colombia), 7.625%, 07/23/19	119
	El Paso Corp.,
1,900	6.875%, 06/15/14	2,045
150	7.000%, 06/15/17	158
150	El Paso Pipeline Partners Operating Co., LLC, 6.500%, 04/01/20	161
215	Encana Corp., (Canada), 6.625%, 08/15/37	241
150	EnCana Corp., (Canada), 6.500%, 05/15/19	181
	EOG Resources, Inc.,
1,700	4.100%, 02/01/21	1,700
200	6.875%, 10/01/18	246
825	Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.625%, 06/15/20	893
500	Forest Oil Corp., 7.250%, 06/15/19	510
	Frontier Oil Corp.,
175	6.875%, 11/15/18	178
1,000	8.500%, 09/15/16	1,050
162	Gazprom Via Gazprom International S.A., (Russia), Reg. S., 7.201%, 02/01/20	171
220	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	225
650	Holly Corp., 9.875%, 06/15/17	707
	Holly Energy Partners LP/Holly Energy Finance Corp.,
675	6.250%, 03/01/15	672
150	8.250%, 03/15/18 (e)	158
550	Inergy LP/Inergy Finance Corp., 7.000%, 10/01/18 (e)	564
	KazMunayGas National Co., (Kazakhstan),
200	6.375%, 04/09/21 (e)	193
220	Reg. S., 8.375%, 07/02/13	237
135	Reg. S., 9.125%, 07/02/18	154
690	Reg. S., 11.750%, 01/23/15	835
225	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20 (e)	239
250	Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	274
410	Marathon Oil Corp., 6.000%, 10/01/17	473

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
415	6.750%, 11/01/20	414
500	8.750%, 04/15/18	537
	Newfield Exploration Co.,
750	6.875%, 02/01/20	784
450	7.125%, 05/15/18	472
225	Patriot Coal Corp., 8.250%, 04/30/18	225
	Pemex Project Funding Master Trust, (Mexico),
578	5.750%, 03/01/18	625
40	6.625%, 06/15/35	42
57	6.625%, 06/15/35	59
638	Penn Virginia Corp., 10.375%, 06/15/16	702
325	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.250%, 04/15/18	331
	Petro-Canada, (Canada),
400	6.800%, 05/15/38	458
335	7.875%, 06/15/26	407
	Petroleos de Venezuela S.A., (Venezuela),
150	4.900%, 10/28/14	91
279	8.500%, 11/02/17 (e)	178
125	Petronas Capital Ltd., (Malaysia), 5.250%, 08/12/19	138
130	Pioneer Drilling Co., 9.875%, 03/15/18	137
	Pioneer Natural Resources Co.,
150	6.650%, 03/15/17	159
1,075	7.500%, 01/15/20	1,199
115	Plains All American Pipelines LP, 6.500%, 05/01/18	132
150	Plains Exploration & Production Co., 7.625%, 04/01/20	159
1,315	QEP Resources, Inc., 6.875%, 03/01/21	1,387
150	Quicksilver Resources, Inc., 9.125%, 08/15/19	161
	Range Resources Corp.,
45	6.750%, 08/01/20	47
25	7.250%, 05/01/18	26
1,000	7.500%, 05/15/16	1,035
	Shell International Finance B.V., (Netherlands),
1,030	1.875%, 03/25/13	1,050
679	3.100%, 06/28/15	712
500	4.300%, 09/22/19	537
270	Sonat, Inc., 7.625%, 07/15/11	278
375	Southern Star Central Corp., 6.750%, 03/01/16	375
435	StatoilHydro ASA, (Norway), 7.150%, 11/15/25	538
100	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 03/15/20	108
815	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	951
1,000	Swift Energy Co., 7.125%, 06/01/17	990
120	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	152
295	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 7.875%, 10/15/18 (e)	304
640	Tosco Corp., 8.125%, 02/15/30	847
1,900	Total Capital S.A., (France), 2.300%, 03/15/16	1,889
278	Union Pacific Resources Group, Inc., 7.150%, 05/15/28	283
	Western Refining, Inc.,
1,282	11.250%, 06/15/17 (e)	1,348
740	VAR, 10.750%, 06/15/14 (e)	773
750	Whiting Petroleum Corp., 6.500%, 10/01/18	761
325	XTO Energy, Inc., 4.625%, 06/15/13	356

		53,353

	Total Energy	64,035

Financials — 11.0%
	Capital Markets — 1.7%
	Bank of New York Mellon Corp. (The),
525	2.950%, 06/18/15	543
440	4.300%, 05/15/14	479
530	4.600%, 01/15/20	574
978	BlackRock, Inc., 5.000%, 12/10/19	1,048
1,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	994
750	Charles Schwab Corp. (The), 4.950%, 06/01/14	830
1,690	Credit Suisse USA, Inc., 6.125%, 11/15/11	1,777
1,000	FMR LLC, 4.750%, 03/01/13 (e)	1,055
	Goldman Sachs Group, Inc. (The),
596	3.700%, 08/01/15	609
650	5.150%, 01/15/14	704
780	5.250%, 10/15/13	845
819	5.375%, 03/15/20	841
450	5.750%, 10/01/16	495
2,100	5.950%, 01/18/18	2,279
127	6.000%, 06/15/20	136
115	6.250%, 09/01/17	129

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Capital Markets — Continued
2,000	6.600%, 01/15/12	2,119
965	6.750%, 10/01/37	968
180	7.500%, 02/15/19	210
	Jefferies Group, Inc.,
950	6.250%, 01/15/36	861
140	6.450%, 06/08/27	135
880	8.500%, 07/15/19	1,025
	Lehman Brothers Holdings, Inc.,
235	3.600%, 03/13/09 (d)	51
1,000	5.750%, 05/17/13 (d)	216
950	6.500%, 07/19/17 (d)	–	(h)
750	6.875%, 07/17/37 (d)	–	(h)
295	8.500%, 08/01/15 (d)	64
	Merrill Lynch & Co., Inc.,
900	5.700%, 05/02/17	907
1,710	6.875%, 04/25/18	1,879
	Morgan Stanley,
198	4.000%, 07/24/15	201
505	4.200%, 11/20/14	523
1,690	5.300%, 03/01/13	1,814
243	5.500%, 07/24/20	249
810	5.625%, 01/09/12	849
310	5.625%, 09/23/19	315
150	6.000%, 05/13/14	163
1,315	6.000%, 04/28/15	1,432
320	6.250%, 08/28/17	347
1,250	6.625%, 04/01/18	1,366
	Nomura Holdings, Inc., (Japan),
500	5.000%, 03/04/15	528
757	6.700%, 03/04/20	831
740	Northern Trust Co. (The), 5.850%, 11/09/17	854
113	Northern Trust Corp., 5.500%, 08/15/13	126
200	State Street Corp., 4.300%, 05/30/14	217
	UBS AG, (Switzerland),
305	2.250%, 08/12/13	309
650	3.875%, 01/15/15	682
900	5.750%, 04/25/18	997
450	5.875%, 12/20/17	503

		34,079

	Commercial Banks — 3.5%
705	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	718
	Bank of America Corp.,
735	3.125%, 06/15/12	764
500	5.625%, 07/01/20	503
695	5.650%, 05/01/18	713
1,500	6.975%, 03/07/37	1,685
1,005	7.375%, 05/15/14	1,123
300	7.400%, 01/15/11	302
500	7.800%, 09/15/16	560
	Bank of Nova Scotia, (Canada),
1,082	1.650%, 10/29/15 (e)	1,064
614	3.400%, 01/22/15	650
679	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	721
250	Bankers Trust Corp., 7.250%, 10/15/11	264
	Barclays Bank plc, (United Kingdom),
1,615	2.500%, 01/23/13	1,644
1,280	5.125%, 01/08/20	1,314
980	6.050%, 12/04/17 (e)	1,031
305	6.750%, 05/22/19	346
125	VAR, 5.926%, 12/15/16 (e) (x)	112
575	VAR, 7.434%, 12/15/17 (e) (x)	552
	BB&T Corp.,
500	3.850%, 07/27/12	522
1,250	3.950%, 04/29/16	1,303
500	4.900%, 06/30/17	522
1,000	6.500%, 08/01/11	1,037
150	6.850%, 04/30/19	178
1,750	Branch Banking & Trust Co., 4.875%, 01/15/13	1,865
2,250	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	2,321
600	Capital One Capital V, 10.250%, 08/15/39	635
500	Capital One Capital VI, 8.875%, 05/15/40	522
	Capital One Financial Corp.,
500	6.250%, 11/15/13	553
485	6.750%, 09/15/17	568
690	7.375%, 05/23/14	797
1,045	Comerica Bank, 5.200%, 08/22/17	1,102
185	Comerica, Inc., 3.000%, 09/16/15	186
1,000	Countrywide Capital III, 8.050%, 06/15/27	1,031
700	Countrywide Home Loans, Inc., 4.000%, 03/22/11	707
	Credit Suisse, (Switzerland),
2,375	5.000%, 05/15/13	2,568
285	5.500%, 05/01/14	316
	Deutsche Bank AG, (Germany),
1,475	2.375%, 01/11/13	1,506
375	3.875%, 08/18/14	399
674	DnB NOR Boligkreditt, (Norway), 2.100%, 10/14/15 (e)	668
500	Fifth Third Bancorp, 5.450%, 01/15/17	521
395	HSBC Bank, 6.000%, 08/09/17	431
927	HSBC Bank plc, (United Kingdom), 4.125%, 08/12/20 (e)	917

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Commercial Banks — Continued
700	KeyBank N.A., 5.700%, 08/15/12	743
725	KeyCorp, 6.500%, 05/14/13	792
1,250	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,427
370	Marshall & Ilsley Corp., 5.350%, 04/01/11	371
	National Australia Bank Ltd., (Australia),
3,010	2.500%, 01/08/13 (e)	3,087
255	3.750%, 03/02/15 (e)	269
1,500	National City Bank, 4.625%, 05/01/13	1,592
500	NB Capital Trust II, 7.830%, 12/15/26	502
	PNC Funding Corp.,
1,115	3.000%, 05/19/14	1,152
1,057	4.375%, 08/11/20	1,076
625	5.250%, 11/15/15	684
625	5.625%, 02/01/17	678
2,150	Rabobank Nederland N.V., (Netherlands), 3.200%, 03/11/15 (e)	2,227
	Regions Financial Corp.,
200	6.375%, 05/15/12	194
1,170	7.375%, 12/10/37	1,003
	RSHB Capital S.A. for OJSC Russian Agricultural Bank, (Russia),
195	7.175%, 05/16/13	207
300	9.000%, 06/11/14	336
225	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	248
2,500	SunTrust Banks, Inc., 6.000%, 02/15/26	2,436
2,500	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	2,532
2,000	U.S. Bancorp, 7.500%, 06/01/26	2,301
500	UnionBanCal Corp., 5.250%, 12/16/13	544
	Wachovia Bank N.A.,
2,110	5.600%, 03/15/16	2,338
750	6.000%, 11/15/17	837
750	6.600%, 01/15/38	819
500	Wachovia Capital Trust III, VAR, 5.800%, 03/15/11 (x)	420
	Wachovia Corp.,
760	5.500%, 05/01/13	832
1,555	5.750%, 02/01/18	1,744
515	SUB, 7.574%, 08/01/26	585
	Wells Fargo & Co.,
1,025	3.750%, 10/01/14	1,082
1,665	5.625%, 12/11/17	1,867
	Westpac Banking Corp., (Australia),
670	4.200%, 02/27/15	717
942	4.875%, 11/19/19	1,009

		71,892

	Consumer Finance — 0.7%
1,500	Ally Financial, Inc., 6.250%, 12/01/17 (e)	1,440
475	American Express Co., 7.250%, 05/20/14	547
	American Express Credit Corp.,
840	5.875%, 05/02/13	917
1,100	7.300%, 08/20/13	1,245
	American Honda Finance Corp.,
375	2.375%, 03/18/13 (e)	383
810	4.625%, 04/02/13 (e)	868
835	7.625%, 10/01/18 (e)	1,059
	Ford Motor Credit Co. LLC,
125	6.625%, 08/15/17	129
3,000	8.125%, 01/15/20	3,442
	HSBC Finance Corp.,
1,000	5.000%, 06/30/15	1,082
500	6.375%, 11/27/12	544
400	7.350%, 11/27/32	403
	John Deere Capital Corp.,
230	5.250%, 10/01/12	249
515	5.350%, 04/03/18	584
670	Toyota Motor Credit Corp., 3.200%, 06/17/15	713
662	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	665

		14,270

	Diversified Financial Services — 2.3%
5,000	ACE Cash Express, Inc., 10.250%, 10/01/14 (e) (f) (i)	4,275
1,000	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	1,049
	Block Financial LLC,
500	5.125%, 10/30/14	484
500	7.875%, 01/15/13	516
3,000	Capmark Financial Group, Inc., 3.158%, 05/10/10 (d)	1,065
1,500	Cardtronics, Inc., 8.250%, 09/01/18	1,568
	Caterpillar Financial Services Corp.,
800	4.850%, 12/07/12	862
850	5.450%, 04/15/18	969
500	CIT Group, Inc., 7.000%, 05/01/15	493
	Citigroup, Inc.,
291	5.375%, 08/09/20	298
1,550	5.500%, 02/15/17	1,610
1,000	6.000%, 12/13/13	1,094
1,350	6.000%, 08/15/17	1,459

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Diversified Financial Services — Continued
375	6.010%, 01/15/15	409
260	6.375%, 08/12/14	288
645	6.875%, 06/01/25	687
1,115	7.000%, 12/01/25	1,186
1,260	8.500%, 05/22/19	1,543
	CME Group, Inc.,
1,500	5.400%, 08/01/13	1,665
200	5.750%, 02/15/14	225
	CNG Holdings, Inc.,
175	12.250%, 02/15/15 (e)	188
1,000	13.750%, 08/15/15 (e)	1,000
	Deluxe Corp.,
58	5.125%, 10/01/14	57
1,075	7.375%, 06/01/15	1,113
	General Electric Capital Corp.,
1,115	5.625%, 05/01/18	1,216
5,760	5.875%, 02/15/12	6,080
3,370	5.875%, 01/14/38	3,300
130	5.900%, 05/13/14	145
1,000	6.000%, 06/15/12	1,072
1,100	6.750%, 03/15/32	1,200
145	6.875%, 01/10/39	161
445	VAR, 0.356%, 08/15/11	445
1,400	ILFC E-Capital Trust I, VAR, 5.900%, 12/21/65 (e)	1,031
600	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	469
	International Lease Finance Corp.,
320	8.625%, 09/15/15 (e)	338
1,820	8.750%, 03/15/17 (e)	1,915
600	8.875%, 09/01/17	636
900	Landry’s Holdings, Inc., 11.500%, 06/01/14 (e)	846
110	National Gas Co. of Trinidad & Tobago Ltd., (Trinidad & Tobago), 6.050%, 01/15/36	109
	National Rural Utilities Cooperative Finance Corp.,
385	4.750%, 03/01/14	424
400	7.250%, 03/01/12	431
170	10.375%, 11/01/18	239
100	Nile Finance Ltd., (Cayman Islands), Reg. S., 5.250%, 08/05/15	102
160	Northern Tier Energy LLC and Norther Tier Finance Corp., 10.500%, 12/01/17 (e)	162
1,500	SquareTwo Financial Corp., 11.625%, 04/01/17 (e)	1,444
505	Textron Financial Corp., 5.400%, 04/28/13	527
180	Ukreximbank Via Biz Finance PL, (Ukraine), Reg. S., 8.375%, 04/27/15	181
100	Xstrata Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	113

		46,689

	FDIC Guaranteed Securities (~) — 0.1%
735	Citigroup, Inc., 2.875%, 12/09/11	753
750	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	782

		1,535

	Insurance — 1.7%
1,310	ACE INA Holdings, Inc., 5.600%, 05/15/15	1,467
558	Aflac, Inc., 6.450%, 08/15/40	565
190	Allstate Corp. (The), 7.450%, 05/16/19	236
1,132	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,240
	American International Group, Inc.,
435	5.600%, 10/18/16	438
300	6.400%, 12/15/20	299
775	VAR, 8.175%, 05/15/58	791
	AON Corp.,
191	3.500%, 09/30/15	194
240	6.250%, 09/30/40	244
500	Berkshire Hathaway Finance Corp., 5.750%, 01/15/40	515
315	Chubb Corp. (The), 5.750%, 05/15/18	359
642	CNA Financial Corp., 5.875%, 08/15/20	651
2,250	Crum & Forster Holdings Corp., 7.750%, 05/01/17	2,354
	Genworth Financial, Inc.,
100	7.200%, 02/15/21	99
2,000	VAR, 6.150%, 11/15/66	1,525
2,000	HUB International Holdings, Inc., 10.250%, 06/15/15 (e)	2,000
1,950	Jackson National Life Global Funding, 5.375%, 05/08/13 (e)	2,104
2,250	Liberty Mutual Group, Inc., VAR, 10.750%, 06/15/58 (e)	2,745
	MassMutual Global Funding II,
382	2.300%, 09/28/15 (e)	382
600	3.625%, 07/16/12 (e)	623
160	MetLife, Inc., 6.750%, 06/01/16	188
	Metropolitan Life Global Funding I,
190	5.125%, 04/10/13 (e)	206
875	5.200%, 09/18/13 (e)	956
600	5.750%, 07/25/11 (e)	618
315	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	340
	Nationwide Mutual Insurance Co.,

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Insurance — Continued
1,465	7.875%, 04/01/33 (e)	1,476
400	9.375%, 08/15/39 (e)	464
	New York Life Global Funding,
250	3.000%, 05/04/15 (e)	261
1,680	4.650%, 05/09/13 (e)	1,810
	Pacific Life Global Funding,
400	5.000%, 05/15/17 (e)	421
770	5.150%, 04/15/13 (e)	828
800	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	891
175	Principal Financial Group, Inc., 8.875%, 05/15/19	225
300	Principal Life Global Funding I, 5.250%, 01/15/13 (e)	320
	Principal Life Income Funding Trusts,
185	5.150%, 06/17/11	188
1,165	5.300%, 12/14/12	1,260
1,025	5.300%, 04/24/13	1,117
1,100	Protective Life Secured Trusts, 4.000%, 04/01/11	1,113
205	Prudential Financial, Inc., 7.375%, 06/15/19	246
405	Travelers Cos, Inc. (The), 5.800%, 05/15/18	460
2,550	Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	2,817
700	Travelers Property Casualty Corp., 7.750%, 04/15/26	862

		35,898

	Real Estate Investment Trusts (REITs) — 0.8%
655	CB Richard Ellis Services, Inc., 6.625%, 10/15/20 (e)	655
1,250	Colonial Realty LP, 6.250%, 06/15/14	1,298
	CommonWealth REIT,
1,865	5.875%, 09/15/20	1,849
375	6.250%, 08/15/16	401
300	6.650%, 01/15/18	321
500	DuPont Fabros Technology LP, 8.500%, 12/15/17	541
2,300	First Industrial LP, 6.420%, 06/01/14	2,308
750	Forest City Enterprises, Inc., 7.625%, 06/01/15	699
525	Host Hotels & Resorts, Inc., 6.000%, 11/01/20 (e)	517
1,755	Omega Healthcare Investors, Inc., 6.750%, 10/15/22 (e)	1,751
1,500	Senior Housing Properties Trust, 6.750%, 04/15/20	1,590
	Simon Property Group LP,
340	5.625%, 08/15/14	383
492	5.650%, 02/01/20	552
915	6.100%, 05/01/16	1,053
675	6.125%, 05/30/18	779
310	6.750%, 05/15/14	355
788	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	909

		15,961

	Thrifts & Mortgage Finance — 0.2%
525	Countrywide Financial Corp., 6.250%, 05/15/16	547
3,065	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	3,078

		3,625

	Total Financials	223,949

Health Care — 1.5%
	Biotechnology — 0.2%
	Amgen, Inc.,
150	5.700%, 02/01/19	176
618	5.750%, 03/15/40	668
400	6.900%, 06/01/38	495
1,250	Bio-Rad Laboratories, Inc., 8.000%, 09/15/16	1,366
215	Talecris Biotherapeutics Holdings Corp., 7.750%, 11/15/16	232

		2,937

	Health Care Equipment & Supplies — 0.1%
500	Accellent, Inc., 8.375%, 02/01/17	505
	Baxter International, Inc.,
250	4.000%, 03/01/14	270
550	4.625%, 03/15/15	610
	Becton Dickinson and Co.,
100	5.000%, 05/15/19	113
400	6.000%, 05/15/39	461

		1,959

	Health Care Providers & Services — 0.7%
115	Capella Healthcare, Inc., 9.250%, 07/01/17 (e)	121
400	CHS/Community Health Systems, Inc., 8.875%, 07/15/15	419
	DaVita, Inc.,
600	6.375%, 11/01/18	595
600	6.625%, 11/01/20	594
1,000	FMC Finance III S.A., (Luxembourg), 6.875%, 07/15/17	1,068
350	Fresenius Medical Care Capital Trust IV, 7.875%, 06/15/11	357
	HCA, Inc.,
750	7.250%, 09/15/20	786
160	9.125%, 11/15/14	167
440	9.250%, 11/15/16	471
2,028	Health Management Associates, Inc., 6.125%, 04/15/16	2,046

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Health Care Providers & Services — Continued
800	LifePoint Hospitals, Inc., 6.625%, 10/01/20 (e)	800
305	Medco Health Solutions, Inc., 2.750%, 09/15/15	309
	Omnicare, Inc.,
30	6.875%, 12/15/15	30
1,350	7.750%, 06/01/20	1,384
	Roche Holdings, Inc.,
1,000	5.000%, 03/01/14 (e)	1,114
1,220	6.000%, 03/01/19 (e)	1,457
1,170	Tenet Healthcare Corp., 8.875%, 07/01/19	1,246
250	Ventas Realty LP/Ventas Capital Corp., 6.500%, 06/01/16	264
1,550	WellPoint, Inc., 6.800%, 08/01/12	1,693

		14,921

	Pharmaceuticals — 0.5%
400	Abbott Laboratories, 6.150%, 11/30/37	466
504	AstraZeneca plc, (United Kingdom), 5.400%, 09/15/12	546
225	Elan Finance plc/Elan Finance Corp., (Ireland), 8.750%, 10/15/16	225
920	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	1,103
	Mylan, Inc.,
300	7.625%, 07/15/17 (e)	318
899	7.875%, 07/15/20 (e)	958
	Novartis Capital Corp.,
435	4.125%, 02/10/14	471
335	4.400%, 04/24/20	365
250	Pfizer, Inc., 6.200%, 03/15/19	304
1,000	Schering-Plough Corp., 6.550%, 09/15/37	1,251
	Valeant Pharmaceuticals International,
250	6.750%, 10/01/17 (e)	247
900	6.875%, 12/01/18 (e)	885
375	7.000%, 10/01/20 (e)	366
	Wyeth,
2,350	5.500%, 02/01/14	2,652
555	5.500%, 02/15/16	645

		10,802

	Total Health Care	30,619

Industrials — 3.3%
	Aerospace & Defense — 0.8%
600	Alliant Techsystems, Inc., 6.875%, 09/15/20	612
	BAE Systems Holdings, Inc.,
850	5.200%, 08/15/15 (e)	927
145	6.375%, 06/01/19 (e)	167
725	BE Aerospace, Inc., 6.875%, 10/01/20	746
	Bombardier, Inc., (Canada),
1,075	7.500%, 03/15/18 (e)	1,150
450	7.750%, 03/15/20 (e)	484
1,940	Colt Defense LLC/Colt Finance Corp., 8.750%, 11/15/17 (e)	1,232
2,669	DigitalGlobe, Inc., 10.500%, 05/01/14	3,016
	Esterline Technologies Corp.,
1,000	6.625%, 03/01/17	1,020
250	7.000%, 08/01/20 (e)	259
500	Hexcel Corp., 6.750%, 02/01/15	508
250	ITT Corp., 6.125%, 05/01/19	291
210	Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17	234
952	Lockheed Martin Corp., 5.720%, 06/01/40 (e)	1,011
1,900	McDonnell Douglas Corp., 9.750%, 04/01/12	2,113
750	Moog, Inc., 6.250%, 01/15/15	754
643	Spirit Aerosystems, Inc., 6.750%, 12/15/20 (e)	645
354	Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	377
	Triumph Group, Inc.,
232	8.000%, 11/15/17	239
575	8.625%, 07/15/18	625

		16,410

	Air Freight & Logistics — 0.1%
1,000	Federal Express Corp., 9.650%, 06/15/12	1,127

	Airlines — 0.5%
247	American Airlines Pass Through Trust 2009-1A, 10.375%, 07/02/19	295
250	Continental Airlines 2001-1 Pass-Through Trust, 6.503%, 06/15/11	256
2,352	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	2,358
724	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	740
382	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	391
1,206	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	1,230
	Delta Air Lines, Inc.,
1,500	4.950%, 05/23/19	1,508
225	7.111%, 09/18/11	233
81	8.021%, 08/10/22	84
77	8.954%, 08/10/14	81

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Airlines — Continued
44	9.500%, 09/15/14 (e)	48
570	9.750%, 12/17/16	620
610	10.000%, 12/05/14 (d) (e) (f) (i)	207
666	Northwest Airlines, Inc., 7.027%, 11/01/19	706
1,383	UAL 2007-1 Pass-Through Trust, 7.336%, 07/02/19 (e)	1,341
236	United Air Lines, Inc., 10.400%, 11/01/16	274

		10,372

	Building Products — 0.2%
	Building Materials Corp of America,
750	6.875%, 08/15/18 (e)	735
700	7.000%, 02/15/20 (e)	721
	Masco Corp.,
1,000	6.125%, 10/03/16	1,024
2,000	7.125%, 03/15/20	2,099

		4,579

	Commercial Services & Supplies — 0.5%
875	Aircastle Ltd., (Bermuda), 9.750%, 08/01/18	949
450	Cenveo Corp., 8.875%, 02/01/18	447
990	Clean Harbors, Inc., 7.625%, 08/15/16	1,044
	Corrections Corp. of America,
572	6.250%, 03/15/13	575
1,050	6.750%, 01/31/14	1,058
1,720	Covanta Holding Corp., 7.250%, 12/01/20	1,757
	FTI Consulting, Inc.,
290	6.750%, 10/01/20 (e)	293
1,750	7.750%, 10/01/16	1,794
271	Garda World Security Corp., (Canada), 9.750%, 03/15/17 (e)	285
818	Geo Group, Inc. (The), 7.750%, 10/15/17	867
	Power Sector Assets & Liabilities Management, (Philippines),
130	7.250%, 05/27/19 (e)	156
100	7.390%, 12/02/24 (e)	121
	Quebecor World Capital Corp., (Canada),
1,145	6.125%, 11/15/13 (d) (f)	57
1,160	6.500%, 08/01/27 (d) (f)	58
265	9.750%, 01/15/15 (d) (f)	14

		9,475

	Construction & Engineering — 0.1%
195	RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/14	201
550	Tutor Perini Corp., 7.625%, 11/01/18 (e)	557
	United Rentals North America, Inc.,
650	9.250%, 12/15/19	706
100	10.875%, 06/15/16	113

		1,577

	Electrical Equipment — 0.1%
	Belden, Inc.,
500	7.000%, 03/15/17	505
250	9.250%, 06/15/19	274
185	International Wire Group, Inc., 9.750%, 04/15/15 (e)	192
457	Valmont Industries, Inc.,
	6.875%, 05/01/14	466

		1,437

	Industrial Conglomerates — 0.1%
215	Koninklijke Philips Electronics N.V., (Netherlands), 7.200%, 06/01/26	263
	Siemens Financieringsmaatschappij N.V., (Netherlands),
1,830	5.750%, 10/17/16 (e)	2,152
300	6.125%, 08/17/26 (e)	346

		2,761

	Industrial Machinery — 0.0% (g)
335	Baldor Electric Co., 8.625%, 02/15/17	374
270	Severstal Columbus LLC, 10.250%, 02/15/18 (e)	284

		658

	Machinery — 0.2%
310	Altra Holdings, Inc., 8.125%, 12/01/16	322
550	Eaton Corp., 5.600%, 05/15/18	628
225	Ingersoll-Rand Co., (Bermuda), 7.200%, 06/01/25	246
110	PACCAR, Inc., 6.375%, 02/15/12	117
440	Parker Hannifin Corp., 6.250%, 05/15/38	511
	SPX Corp.,
1,500	6.875%, 09/01/17 (e)	1,575
250	7.625%, 12/15/14	271
320	Titan International, Inc., 7.875%, 10/01/17 (e)	333

		4,003

	Marine — 0.1%
1,250	Navios Maritime Holdings Inc/Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	1,334
200	SCF Capital Ltd., (Ireland), 5.375%, 10/27/17 (e)	197
750	Ultrapetrol Bahamas Ltd., (Bahamas), 9.000%, 11/24/14	754

		2,285

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Road & Rail — 0.6%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
270	8.250%, 01/15/19 (e)	264
1,300	9.625%, 03/15/18	1,362
698	Burlington Northern and Santa Fe Railway Co. 2000 Pass-Through Trust, 7.908%, 01/15/20	817
	Burlington Northern Santa Fe LLC,
220	5.650%, 05/01/17	251
1,150	6.700%, 08/01/28	1,320
280	Canadian Pacific Ltd., (Canada), 9.450%, 08/01/21	391
165	Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	201
1,075	CSX Corp., 7.375%, 02/01/19	1,343
	Erac USA Finance Co.,
250	6.375%, 10/15/17 (e)	286
800	6.700%, 06/01/34 (e)	844
	Kansas City Southern de Mexico S.A. de C.V., (Mexico),
352	7.375%, 06/01/14	369
350	7.625%, 12/01/13	362
1,683	RailAmerica, Inc., 9.250%, 07/01/17	1,843
600	Rent-A-Center, Inc., 6.625%, 11/15/20 (e)	591
576	Ryder System, Inc., 3.600%, 03/01/16	584
390	Union Pacific Corp., 7.000%, 02/01/16	467
235	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30	309

		11,604

	Transportation Services — 0.0% (g)
750	Wabtec Corp., 6.875%, 07/31/13	790

	Total Industrials	67,078

Information Technology — 1.1%
	Communications Equipment — 0.1%
540	Brightstar Corp., 9.500%, 12/01/16 (e)	544
	Cisco Systems, Inc.,
500	5.500%, 01/15/40	528
375	5.900%, 02/15/39	417
135	Nokia OYJ, (Finland), 5.375%, 05/15/19	148

		1,637

	Computers & Peripherals — 0.3%
	Dell, Inc.,
981	2.300%, 09/10/15	967
1,000	7.100%, 04/15/28	1,133
	Hewlett-Packard Co.,
80	2.950%, 08/15/12	83
500	5.400%, 03/01/17	574
250	5.500%, 03/01/18	290
	International Business Machines Corp.,
770	5.875%, 11/29/32	881
650	7.000%, 10/30/25	838
230	Seagate HDD Cayman, (Cayman Islands), 6.875%, 05/01/20 (e)	219
1,000	Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	995

		5,980

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
250	6.000%, 04/01/20	263
769	6.875%, 07/01/13	852
100	7.500%, 01/15/27	108
678	Flextronics International Ltd., (Singapore), 6.250%, 11/15/14	691
50	Intcomex, Inc., 13.250%, 12/15/14 (e)	53
750	Sanmina-SCI Corp., VAR, 3.042%, 06/15/14 (e)	712

		2,679

	Internet Software & Services — 0.0% (g)
225	Equinix, Inc., 8.125%, 03/01/18	236

	IT Services — 0.3%
900	Electronic Data Systems LLC, 6.000%, 08/01/13	1,014
	Fidelity National Information Services, Inc.,
106	7.625%, 07/15/17 (e)	112
831	7.875%, 07/15/20 (e)	887
	First Data Corp.,
600	8.875%, 08/15/20 (e)	624
466	9.875%, 09/24/15	394
3,610	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18 (e)	3,068

		6,099

	Semiconductors & Semiconductor Equipment — 0.1%
415	Advanced Micro Devices, Inc., 8.125%, 12/15/17	438
1,280	Amkor Technology, Inc., 7.375%, 05/01/18	1,350
605	Freescale Semiconductor, Inc., 9.250%, 04/15/18 (e)	634
	NXP B.V./NXP Funding LLC, (Netherlands),
125	7.875%, 10/15/14	128
375	VAR, 3.039%, 10/15/13	355
150	STATS ChipPAC Ltd., (Singapore), 7.500%, 08/12/15 (e)	158

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Semiconductors & Semiconductor Equipment — Continued
		3,063

	Software — 0.2%
115	Intuit, Inc., 5.750%, 03/15/17	128
595	Microsoft Corp., 4.500%, 10/01/40	568
	Oracle Corp.,
1,000	5.250%, 01/15/16	1,149
241	5.375%, 07/15/40 (e)	250
1,030	6.500%, 04/15/38	1,233

		3,328

	Total Information Technology	23,022

Materials — 3.1%
	Chemicals — 0.6%
275	Celanese US Holdings LLC, 6.625%, 10/15/18 (e)	283
	CF Industries, Inc.,
300	6.875%, 05/01/18	329
340	7.125%, 05/01/20	381
360	Chemtura Corp., 7.875%, 09/01/18 (e)	381
242	Dow Chemical Co. (The), 4.250%, 11/15/20	236
	EI du Pont de Nemours & Co.,
721	1.950%, 01/15/16	714
410	3.250%, 01/15/15	434
1,175	4.900%, 01/15/41	1,164
130	5.000%, 07/15/13	143
	Lyondell Chemical Co.,
625	8.000%, 11/01/17 (e)	674
1,537	11.000%, 05/01/18	1,710
525	Monsanto Co., 7.375%, 08/15/12	582
775	PolyOne Corp., 7.375%, 09/15/20	792
	Potash Corp. of Saskatchewan, Inc., (Canada),
450	4.875%, 03/01/13	480
753	7.750%, 05/31/11	779
200	PPG Industries, Inc., 9.000%, 05/01/21	272
	Praxair, Inc.,
1,535	4.625%, 03/30/15	1,703
375	5.200%, 03/15/17	426
650	5.250%, 11/15/14	737
200	Rhodia S.A., (France), 6.875%, 09/15/20 (e)	204
160	TPC Group LLC, 8.250%, 10/01/17 (e)	164
775	Union Carbide Corp., 7.750%, 10/01/96	766

		13,354

	Construction Materials — 0.0% (g)
75	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	76

	Containers & Packaging — 0.6%
900	Ardagh Packaging Finance plc, (Ireland), 7.375%, 10/15/17 (e)	925
	Ball Corp.,
1,465	5.750%, 05/15/21	1,436
1,500	6.750%, 09/15/20	1,597
125	7.125%, 09/01/16	135
125	7.375%, 09/01/19	136
220	Berry Plastics Corp., 8.250%, 11/15/15	229
2,000	Constar International, Inc., VAR, 3.661%, 02/15/12	1,600
600	Graphic Packaging International, Inc., 7.875%, 10/01/18	622
1,000	Packaging Dynamics Finance Corp., 10.000%, 05/01/16 (e)	1,000
376	Plastipak Holdings, Inc., 8.500%, 12/15/15 (e)	388
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
675	7.125%, 04/15/19 (e)	687
700	7.750%, 10/15/16 (e)	730
500	Sealed Air Corp., 7.875%, 06/15/17	549
700	Silgan Holdings, Inc., 7.250%, 08/15/16	730
900	Solo Cup Co., 10.500%, 11/01/13	938

		11,702

	Metals & Mining — 0.5%
375	AK Steel Corp., 7.625%, 05/15/20	374
106	Arch Western Finance LLC, 6.750%, 07/01/13	107
	BHP Billiton Finance USA Ltd., (Australia),
570	4.800%, 04/15/13	618
575	5.400%, 03/29/17	654
500	5.500%, 04/01/14	560
120	6.500%, 04/01/19	146
1,086	California Steel Industries, Inc., 6.125%, 03/15/14	1,043
150	FMG Resources August 2006 Pty Ltd., (Australia), 7.000%, 11/01/15 (e)	152
255	Freeport-McMoRan Copper & Gold, Inc., 8.250%, 04/01/15	270
1,510	Nucor Corp., 6.400%, 12/01/37	1,759
450	Rain CII Carbon LLC and CII Carbon Corp., 8.000%, 12/01/18 (e)	450
538	Rio Tinto Finance USA Ltd., (Australia), 3.500%, 11/02/20	522
1,500	Steel Dynamics, Inc., 6.750%, 04/01/15	1,515

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Metals & Mining — Continued
	United States Steel Corp.,
474	6.050%, 06/01/17	462
523	7.000%, 02/01/18	518
1,500	7.375%, 04/01/20	1,498
982	Wolverine Tube, Inc., 15.000%, 03/31/12 (d)	344

		10,992

	Paper & Forest Products — 1.4%
900	ABI Escrow Corp., 10.250%, 10/15/18 (e)	938
	Abitibi-Consolidated Co. of Canada, (Canada),
14,926	6.000%, 06/20/13 (d)	2,425
1,999	7.750%, 06/15/11 (d)	325
7,648	8.375%, 04/01/15 (d)	1,243
375	13.750%, 04/01/11 (d) (e)	436
	Abitibi-Consolidated, Inc., (Canada),
1,199	7.500%, 04/01/28 (d)	195
730	8.850%, 08/01/30 (d)	118
2,300	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	2,254
1,000	Boise Paper Holdings LLC/Boise Co.-Issuer Co., 8.000%, 04/01/20	1,083
	Cascades, Inc., (Canada),
500	7.750%, 12/15/17	524
400	7.875%, 01/15/20	420
700	Clearwater Paper Corp., 7.125%, 11/01/18 (e)	712
	Domtar Corp.,
126	7.125%, 08/15/15	137
950	10.750%, 06/01/17	1,195
	Georgia-Pacific LLC,
1,000	5.400%, 11/01/20 (e)	990
345	7.000%, 01/15/15 (e)	355
875	7.125%, 01/15/17 (e)	923
1,200	7.750%, 11/15/29	1,350
400	8.250%, 05/01/16 (e)	442
1,154	Jefferson Smurfit Corp., 8.250%, 10/01/12 (d) (f) (i)	54
5,150	NewPage Corp., 11.375%, 12/31/14	4,661
	P.H. Glatfelter Co.,
2,000	7.125%, 05/01/16	2,065
1,000	PE Paper Escrow GmbH, (Austria), 12.000%, 08/01/14 (e)	1,150
1,650	Potlatch Corp., 7.500%, 11/01/19	1,714
	Smurfit-Stone Container Enterprises, Inc.,
1,640	8.000%, 03/15/17 (d) (f) (i)	77
2,656	8.375%, 07/01/12 (d) (f) (i)	124
750	Verso Paper Holdings LLC/Verso Paper, Inc., 11.500%, 07/01/14	814
	Weyerhaeuser Co.,
350	7.375%, 10/01/19	383
750	7.375%, 03/15/32	742

		27,849

	Total Materials	63,973

Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 1.2%
31	AT&T Corp., 8.000%, 11/15/31	40
	AT&T, Inc.,
1,030	5.350%, 09/01/40 (e)	978
220	5.600%, 05/15/18	253
465	5.800%, 02/15/19	543
1,500	6.300%, 01/15/38	1,599
	BellSouth Corp.,
1,285	5.200%, 09/15/14	1,428
100	6.875%, 10/15/31	112
488	BellSouth Telecommunications, Inc., 6.300%, 12/15/15	531
	Cincinnati Bell, Inc.,
800	8.250%, 10/15/17	776
145	8.750%, 03/15/18	131
	Deutsche Telekom International Finance B.V., (Netherlands),
100	6.750%, 08/20/18	122
1,000	8.750%, 06/15/30	1,357
	Frontier Communications Corp.,
785	7.125%, 03/15/19	812
15	7.875%, 04/15/15	16
1,165	8.125%, 10/01/18	1,282
15	8.250%, 04/15/17	17
215	8.500%, 04/15/20	237
15	8.750%, 04/15/22	16
800	GTE Corp., 6.840%, 04/15/18	938
	Qwest Communications International, Inc.,
1,000	7.125%, 04/01/18 (e)	1,040
90	8.000%, 10/01/15	96
	Qwest Corp.,
1,000	6.500%, 06/01/17	1,110
250	8.875%, 03/15/12	272
	Telecom Italia Capital S.A., (Luxembourg),
562	5.250%, 11/15/13	594
190	7.721%, 06/04/38	191
	Telefonica Emisiones S.A.U., (Spain),
600	5.855%, 02/04/13	644
80	5.877%, 07/15/19	86
480	TELUS Corp., (Canada),
	8.000%, 06/01/11	496

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
267	United Telephone Co. of Florida, 8.375%, 01/15/25	283
	Verizon Communications, Inc.,
585	6.900%, 04/15/38	690
75	7.350%, 04/01/39	93
	Verizon Global Funding Corp.,
820	7.750%, 12/01/30	1,042
290	7.750%, 06/15/32	365
2,000	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	2,264
2,400	Virgin Media Secured Finance plc, (United Kingdom), 6.500%, 01/15/18	2,535
	Windstream Corp.,
525	8.125%, 08/01/13	573
125	8.125%, 09/01/18	129
1,250	8.625%, 08/01/16	1,297

		24,988

	Wireless Telecommunication Services — 0.6%
450	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17 (e)	496
140	Cricket Communications, Inc., 7.750%, 05/15/16	143
75	MetroPCS Wireless, Inc., 7.875%, 09/01/18	78
	New Cingular Wireless Services, Inc.,
945	7.875%, 03/01/11	962
805	8.125%, 05/01/12	885
2,750	Nextel Communications, Inc., 7.375%, 08/01/15	2,654
	NII Capital Corp.,
365	8.875%, 12/15/19	395
185	10.000%, 08/15/16	205
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	293
	SBA Telecommunications, Inc.,
1,050	8.000%, 08/15/16	1,134
500	8.250%, 08/15/19	548
800	Sprint Capital Corp., 8.750%, 03/15/32	792
125	Sprint Nextel Corp., 8.375%, 08/15/17	130
870	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	965
	Wind Acquisition Finance S.A., (Luxembourg),
775	7.250%, 02/15/18 (e)	763
275	11.750%, 07/15/17 (e)	305
490	12.000%, 12/01/15 (e)	518

		11,266

	Total Telecommunication Services	36,254

Utilities — 2.8%
	Electric Utilities — 1.8%
	AES Eastern Energy LP,
537	9.000%, 01/02/17	559
2,000	9.670%, 01/02/29	2,145
505	Alabama Power Co., 6.125%, 05/15/38	573
	Carolina Power & Light Co.,
90	5.300%, 01/15/19	103
500	6.300%, 04/01/38	579
1,000	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	1,122
100	Centrais Eletricas Brasileiras S.A., (Brazil), 6.875%, 07/30/19 (e)	115
300	Consolidated Edison Co. of New York, Inc., 5.500%, 12/01/39	313
925	Consumers Energy Co., 6.700%, 09/15/19	1,133
80	Dubai Electricity & Water Authority, (United Arab Emirates), 8.500%, 04/22/15 (e)	83
	Duke Energy Carolinas LLC,
780	4.300%, 06/15/20	834
200	5.250%, 01/15/18	228
500	5.625%, 11/30/12	545
1,100	6.050%, 04/15/38	1,252
500	6.250%, 01/15/12	531
280	Duke Energy Indiana, Inc., 3.750%, 07/15/20	285
1,200	Enel Finance International S.A., (Luxembourg), 5.125%, 10/07/19 (e)	1,237
115	Florida Power Corp., 5.650%, 06/15/18	134
	FPL Group Capital, Inc.,
275	5.350%, 06/15/13	300
265	7.875%, 12/15/15	328
	Georgia Power Co.,
386	4.750%, 09/01/40	365
562	5.250%, 12/15/15	644
140	5.950%, 02/01/39	157
164	Homer City Funding LLC, 8.137%, 10/01/19	153
2,000	Ipalco Enterprises, Inc., 7.250%, 04/01/16 (e)	2,150
988	Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,061
860	MidAmerican Energy Co., 5.300%, 03/15/18	971
810	Midamerican Funding LLC, 6.750%, 03/01/11	823
	Nevada Power Co.,
446	5.375%, 09/15/40	439

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Electric Utilities — Continued
600	7.125%, 03/15/19	730
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	324
	Nisource Finance Corp.,
1,470	6.400%, 03/15/18	1,675
150	6.800%, 01/15/19	175
290	10.750%, 03/15/16	383
	Northern States Power Co.,
173	5.350%, 11/01/39	181
765	6.250%, 06/01/36	895
1,010	Pacific Gas & Electric Co., 5.625%, 11/30/17	1,161
	Pacificorp,
1,900	5.750%, 04/01/37	2,062
250	7.240%, 08/16/23	308
	Peco Energy Co.,
1,880	5.350%, 03/01/18	2,140
500	5.950%, 11/01/11	523
360	Potomac Electric Power Co., 6.500%, 11/15/37	424
50	Progress Energy, Inc., 6.050%, 03/15/14	56
1,121	PSEG Power LLC, 5.125%, 04/15/20	1,206
	Public Service Co. of Colorado,
198	3.200%, 11/15/20	194
35	6.500%, 08/01/38	42
200	Public Service Co. of New Mexico, 7.950%, 05/15/18	223
	Public Service Co. of Oklahoma,
88	5.150%, 12/01/19	96
1,100	6.625%, 11/15/37	1,222
	Public Service Electric & Gas Co.,
350	2.700%, 05/01/15	362
155	5.300%, 05/01/18	177
416	5.375%, 11/01/39	439
	San Diego Gas & Electric Co.,
249	4.500%, 08/15/40	232
500	6.000%, 06/01/39	575
	Southern California Edison Co.,
450	5.550%, 01/15/37	486
285	5.950%, 02/01/38	321
145	Spectra Energy Capital LLC, 7.500%, 09/15/38	174
120	Union Electric Co., 8.450%, 03/15/39	168
235	Virginia Electric and Power Co., 6.350%, 11/30/37	276

		36,392

	Gas Utilities — 0.3%
250	ANR Pipeline Co., 9.625%, 11/01/21	364
600	Atmos Energy Corp., 5.125%, 01/15/13	640
570	CenterPoint Energy Resources Corp., 6.625%, 11/01/37	650
200	Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 02/15/18	209
1,210	ENI S.p.A., (Italy), 5.700%, 10/01/40 (e)	1,213
155	EQT Corp., 8.125%, 06/01/19	187
325	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18 (e)	322
835	Southern California Gas Co., 4.375%, 01/15/11	839
1,000	TransCanada Pipelines Ltd., (Canada), 6.200%, 10/15/37	1,109
1,505	TransCanada Pipelines Ltd., (Canada), 4.000%, 06/15/13	1,610

		7,143

	Independent Power Producers & Energy Traders — 0.5%
1,700	Calpine Construction Finance Co. LP and CCFC Finance Corp., 8.000%, 06/01/16 (e)	1,789
750	Dynegy Roseton/Danskammer Pass-Through Trust, 7.670%, 11/08/16	701
	Edison Mission Energy,
2,000	7.000%, 05/15/17	1,570
800	7.200%, 05/15/19	616
500	7.750%, 06/15/16	428
290	FPL Energy National Wind, 6.125%, 03/25/19 (e)	276
327	FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	317
868	Midwest Generation LLC, 8.560%, 01/02/16	876
2,013	Mirant Mid Atlantic LLC, 9.125%, 06/30/17	2,144
130	North American Energy Alliance LLC/North American Energy Alliance Finance Corp., 10.875%, 06/01/16 (e)	144
335	NRG Energy, Inc., 7.375%, 02/01/16	337
376	Ormat Funding Corp., 8.250%, 12/30/20	363
235	Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	140

		9,701

	Multi-Utilities — 0.1%
400	Dominion Resources, Inc., 7.000%, 06/15/38	494
160	DTE Energy Co., 7.625%, 05/15/14	188
	Sempra Energy,

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

	PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Multi-Utilities — Continued
	255	6.150%, 06/15/18	299
	75	6.500%, 06/01/16	89
	220	8.900%, 11/15/13	262
	420	9.800%, 02/15/19	583

			1,915

		Water Utilities — 0.1%
	925	American Water Capital Corp., 6.085%, 10/15/17	1,064

		Total Utilities	56,215

		Total Corporate Bonds (Cost $675,042)	705,614

	Foreign Government Securities — 1.5%
	100	Banco Nacional de Desenvolvimento Economico e Social, (Brazil), 6.369%, 06/16/18 (e)	113
	150	Citigroup Funding, Inc., CLN, 11.000%, 07/24/20 (linked to Colombian Government Bond, 11.000%, 07/24/20; credit rating BBB+), (Colombia), 11.000%, 07/27/20 (f) (i)	136
	100	Citigroup Funding, Inc., CLN, 14.250%, 06/19/13 (linked to Indonesia Government Bond, 14.250%, 06/15/13; credit rating BB+), (Indonesia) (e) (f) (i)	105
	130	Citigroup Funding, Inc., CLN, 14.990%, 03/13/13 (linked to Government of Ghana 3-Year Bond, 14.990%, 03/11/13; credit rating B), (Ghana) (e) (f) (i)	132
	60	Credit Suisse First Boston International for CJSC The EXIM of Ukraine, (Ukraine), 7.650%, 09/07/11	60
	100	Deutsche Bank AG, London Branch, CLN, 14.275%, 12/22/13 (linked to Indonesia Government Bond, 14.275%, 12/22/13; credit rating BB+), (Indonesia) (e) (f) (i)	144
		Federal Republic of Brazil, (Brazil),
	70	7.125%, 01/20/37	87
	662	8.000%, 01/15/18	790
	100	8.250%, 01/20/34	138
	90	8.750%, 02/04/25	128
	300	8.875%, 04/15/24	427
BRL	10	10.000%, 01/01/12	59
BRL	63	10.000%, 01/01/14	362
	500	11.000%, 08/17/40	686
	299	12.250%, 03/06/30	556
BRL	395	12.500%, 01/05/22	271
	176	Government of Belize, (Belize), Reg. S., SUB, 6.000%, 02/20/29	155
		Government of Dominican Republic, (Dominican Republic),
	115	Reg. S., 9.040%, 01/23/18	134
	339	9.040%, 01/23/18 (e)	397
	33	Reg. S., 9.040%, 01/23/18	38
		Government of Ukraine, (Ukraine),
	510	6.580%, 11/21/16 (e)	488
	100	6.875%, 09/23/15 (e)	96
	100	7.750%, 09/23/20 (e)	97
	112	IIRSA Norte Finance Ltd., (Peru), Reg. S., 8.750%, 05/30/24	128
	350	Kingdom of Bahrain, (Bahrain), 5.500%, 03/31/20	356
		Petroleos de Venezuela S.A., (Venezuela),
	25	5.250%, 04/12/17	13
	965	5.375%, 04/12/27	433
	200	Province of Manitoba, (Canada), 2.125%, 04/22/13	206
	655	Province of Nova Scotia, (Canada), 9.250%, 03/01/20	938
		Province of Ontario, (Canada),
	780	2.700%, 06/16/15	809
	1,635	2.950%, 02/05/15	1,718
	300	Province of Quebec, (Canada), 6.350%, 01/30/26	380
	320	Provincia de Cordoba, (Argentina), 12.375%, 08/17/17 (e)	323
		Republic of Argentina, (Argentina),
ARS	760	VAR, 0.000%, 12/31/33	348
	50	SUB, 2.500%, 12/31/38	21
	1,699	SUB, 2.500%, 12/31/38	718
	35	7.000%, 09/12/13	34
	125	7.000%, 04/17/17	107
	14	8.280%, 12/31/33	12
	739	8.750%, 06/02/17	735
	100	Republic of Belarus, (Belarus), 8.750%, 08/03/15	102
		Republic of Colombia, (Colombia),
COP	368,000	7.750%, 04/14/21	214
	440	8.125%, 05/21/24	572
	100	10.375%, 01/28/33	154
		Republic of Croatia, (Croatia),
	200	6.625%, 07/14/20 (e)	212
	190	Reg. S., 6.625%, 07/14/20	200
	240	Republic of Egypt, (Egypt), 5.750%, 04/29/20 (e)	258
		Republic of El Salvador, (El Salvador),

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

	PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — Continued
	180	7.650%, 06/15/35	193
	80	Reg. S., 7.750%, 01/24/23	90
	140	8.250%, 04/10/32	158
	110	Republic of Ghana, (Ghana), Reg. S., 8.500%, 10/04/17	124
		Republic of Hungary, (Hungary),
	310	6.250%, 01/29/20	298
HUF	35,000	6.750%, 02/24/17	148
HUF	33,000	8.000%, 02/12/15	151
		Republic of Indonesia, (Indonesia),
	645	Reg. S., 6.750%, 03/10/14	726
	50	Reg. S., 7.750%, 01/17/38	63
	340	Reg. S., 8.500%, 10/12/35	461
	130	11.625%, 03/04/19 (e)	196
	250	Republic of Iraq, (Iraq), Reg. S., 5.800%, 01/15/28	220
		Republic of Lithuania, (Lithuania),
	450	5.125%, 09/14/17 (e)	445
	150	7.375%, 02/11/20	150
		Republic of Panama, (Panama),
	280	7.250%, 03/15/15	330
	460	9.375%, 04/01/29	674
		Republic of Peru, (Peru),
PEN	440	Reg. S., 6.950%, 08/12/31	159
PEN	470	7.840%, 08/12/20	188
	290	8.375%, 05/03/16	363
	558	8.750%, 11/21/33	793
	88	9.875%, 02/06/15	113
		Republic of Philippines, (Philippines),
	170	4.000%, 01/15/21	166
	100	9.500%, 02/02/30	148
	81	9.875%, 01/15/19	115
	570	10.625%, 03/16/25	901
	93	Republic of Serbia, (Serbia), Reg. S., SUB, 6.750%, 11/01/24	91
		Republic of South Africa, (South Africa),
	100	5.500%, 03/09/20	109
	110	5.875%, 05/30/22	122
	125	6.875%, 05/27/19	149
ZAR	2,583	10.500%, 12/21/26	430
	260	Republic of Sri Lanka, (Sri Lanka), 6.250%, 10/04/20 (e)	268
		Republic of Turkey, (Turkey),
	500	6.750%, 04/03/18	585
	395	7.250%, 03/15/15	459
	467	7.250%, 03/05/38	562
	100	7.500%, 07/14/17	121
	110	7.500%, 11/07/19	135
	125	9.500%, 01/15/14	151
TRY	75	10.500%, 01/15/20	55
TRY	150	11.000%, 08/06/14	108
		Republic of Uruguay, (Uruguay),
UYU	1,000	3.700%, 06/26/37	69
UYU	3,000	5.496%, 04/05/27	224
	420	7.625%, 03/21/36	529
	170	8.000%, 11/18/22	218
		Republic of Venezuela, (Venezuela),
	684	Reg. S., 5.750%, 02/26/16	455
	340	Reg. S., 7.000%, 03/31/38	178
	520	12.750%, 08/23/22	426
	1,785	Russian Federation, (Russia), Reg. S., SUB, 7.500%, 03/31/30	2,056
	320	State of Qatar, (Qatar), Reg. S., 5.250%, 01/20/20	344
		United Mexican States, (Mexico),
MXN	380	4.563%, 11/22/35	164
	300	5.625%, 01/15/17	337
	200	5.875%, 02/17/14	223
	188	5.950%, 03/19/19	214
	280	8.300%, 08/15/31	379
MXN	1,710	10.000%, 12/05/24	173

		Total Foreign Government Securities (Cost $30,802)	31,297

	Mortgage Pass-Through Securities — 3.7%
		Federal Home Loan Mortgage Corp.,
	854	ARM, 4.174%, 03/01/36	895
	489	ARM, 5.647%, 03/01/36	513
	148	ARM, 5.997%, 05/01/37	158
	860	ARM, 6.009%, 10/01/37	915
	444	ARM, 6.222%, 10/01/36	470
	335	ARM, 6.430%, 08/01/36	355
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
	2,305	4.000%, 08/01/18 - 05/01/19	2,418
	1,209	4.500%, 10/01/18	1,276
	156	5.000%, 05/01/18	168
	880	5.500%, 01/01/21	963
	985	6.000%, 11/01/21	1,080
	644	6.500%, 07/01/14	685
	38	7.000%, 05/01/11 - 06/01/11	38
	113	7.500%, 05/01/11 - 01/01/17	123
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
	1,808	6.500%, 11/01/22 - 03/01/26	2,007
	469	7.000%, 01/01/27	531
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
	524	4.000%, 09/01/33	538
	194	6.000%, 02/01/29	213
	1,518	6.500%, 01/01/24 - 11/01/36	1,697

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — Continued
1,495	7.000%, 09/01/24 - 10/01/36 (m)	1,709
174	7.500%, 10/01/19 - 10/01/30	194
171	8.000%, 08/01/27 - 03/01/30	201
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
3,084	7.500%, 01/01/32 - 12/01/36	3,554
705	10.000%, 10/01/30	841
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
217	7.000%, 12/01/14 - 03/01/16	234
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
6	7.500%, 02/01/17	6
9	12.000%, 08/01/15 - 07/01/19	10
–(h)	13.000%, 06/01/14	–	(h)
	Federal National Mortgage Association,
359	ARM, 2.477%, 05/01/35	376
25	ARM, 2.750%, 10/01/33	27
265	ARM, 2.806%, 01/01/34	278
142	ARM, 5.091%, 04/01/37	150
667	ARM, 5.652%, 03/01/37	708
1,882	ARM, 5.696%, 01/01/23	2,019
886	ARM, 5.720%, 04/01/37	937
527	ARM, 5.882%, 07/01/37	562
482	ARM, 6.000%, 02/01/37	517
241	ARM, 6.110%, 07/01/37	257
	Federal National Mortgage Association, 15 Year, Single Family,
6,876	3.500%, 09/01/18 - 07/01/19	7,057
4,502	4.000%, 07/01/18 - 12/01/18	4,743
504	4.500%, 07/01/18	537
2,707	5.000%, 05/01/18 - 11/01/18	2,914
1,537	5.500%, 08/01/17 - 07/01/20	1,673
2,842	6.000%, 01/01/14 - 08/01/22	3,112
92	6.500%, 05/01/13	101
–(h)	7.000%, 03/01/15	–	(h)
7	7.500%, 02/01/12	7
33	8.000%, 01/01/16	34
4	8.500%, 11/01/11	4
	Federal National Mortgage Association, 20 Year, Single Family,
2,774	6.000%, 04/01/24 - 08/01/27	3,045
1,229	6.500%, 11/01/18	1,353
368	Federal National Mortgage Association, 30 Year, FHA/VA, 5.500%, 08/01/34	398
	Federal National Mortgage Association, 30 Year, Single Family,
556	5.500%, 12/01/28 - 07/01/29	604
2,320	6.000%, 04/01/35 - 08/01/37	2,559
4,686	6.500%, 04/01/28 - 10/01/38	5,229
2,466	7.000%, 03/01/28 - 04/01/37	2,806
1,069	7.500%, 09/01/25 - 11/01/38	1,211
–(h)	8.000%, 08/01/22	–	(h)
78	8.500%, 10/01/25 - 12/01/25	90
5	9.000%, 01/01/19 - 04/01/25	6
28	12.500%, 01/01/16	30
	Federal National Mortgage Association, Other,
1,879	5.000%, 12/01/32 - 08/01/33	1,997
1,327	5.500%, 09/01/17	1,415
583	6.500%, 04/01/36 - 07/01/36	647
	Government National Mortgage Association II, 30 Year, Single Family,
21	6.500%, 02/20/29	25
1,750	7.000%, 01/20/39	1,977
117	7.500%, 08/20/25 - 07/20/27	135
239	8.000%, 08/20/26 - 08/20/28	283
1,381	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	1,526
	Government National Mortgage Association, 30 Year, Single Family,
537	6.500%, 02/15/28 - 10/15/29	619
175	7.000%, 01/15/23 - 02/15/28	201
158	7.250%, 07/15/21 - 01/15/28	180
94	7.500%, 10/15/22 - 09/15/29	108
8	7.750%, 02/15/27	10
5	8.500%, 11/15/25	5
135	9.000%, 04/15/16 - 01/15/25	153
5	10.000%, 11/15/20	6
3	13.000%, 01/15/15	3

	Total Mortgage Pass-Through Securities (Cost $70,813)	74,426

Municipal Bonds — 0.3%
California — 0.0% (g)
1,000	Los Angeles Department of Airports, Taxable Build America Bonds, Rev., 6.582%, 05/15/39	994

Illinois — 0.1%
1,960	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	1,527

New York — 0.2%
	New York State Dormitory Authority, State Personal Taxable General Purpose, Build America Bonds,
560	Series H, Rev., 5.289%, 03/15/33	546
1,165	Series H, Rev., 5.389%, 03/15/40	1,127

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — Continued
New York — Continued
1,450	Port Authority of New York & New Jersey, Rev., 5.647%, 11/01/40	1,410

		3,083

	Total Municipal Bonds (Cost $6,037)	5,604

Supranational — 0.0% (g)
330	Eurasian Development Bank, (Kazakhstan), Reg. S., 7.375%, 09/29/14 (Cost $344)	356

U.S. Government Agency Securities — 0.9%
1,500	Federal Home Loan Bank System, 1.750%, 12/14/12	1,532
	Federal Home Loan Mortgage Corp.,
915	2.500%, 04/23/14	961
635	5.250%, 04/18/16	746
385	6.750%, 09/15/29	505
	Federal National Mortgage Association,
3,505	1.375%, 04/28/11	3,522
1,995	1.750%, 03/23/11	2,005
825	5.000%, 05/11/17	958
1,500	5.625%, 07/15/37	1,769
1,000	8.200%, 03/10/16	1,322
1,000	Federal National Mortgage Association Interest Strip, 11/15/21	653
	Financing Corp. Fico,
1,285	Zero Coupon, 04/05/19	1,005
500	Zero Coupon, 09/26/19	380
462	New Valley Generation II, 5.572%, 05/01/20	504
704	New Valley Generation III, 4.929%, 01/15/21	757
	Tennessee Valley Authority,
902	4.625%, 09/15/60	891
869	5.250%, 09/15/39	958
500	Tennessee Valley Authority Principal Strip, Zero Coupon, 11/01/25	256

	Total U.S. Government Agency Securities (Cost $17,753)	18,724

U.S. Treasury Obligations — 17.8%
	U.S. Treasury Bonds,
85	3.500%, 02/15/39	76
555	4.375%, 02/15/38	585
5,000	4.500%, 02/15/36	5,402
3,890	4.500%, 05/15/38	4,181
2,500	5.250%, 02/15/29	3,002
1,000	5.500%, 08/15/28	1,234
2,340	6.000%, 02/15/26	3,026
5,000	6.250%, 08/15/23	6,570
4,250	6.375%, 08/15/27	5,726
7,600	7.125%, 02/15/23	10,659
20	7.250%, 05/15/16	26
7,200	7.250%, 08/15/22	10,163
20,000	7.500%, 11/15/16	26,481
4,800	7.500%, 11/15/24	7,028
2,625	7.875%, 02/15/21	3,816
1,937	8.125%, 08/15/19	2,800
13,600	8.125%, 05/15/21	20,122
10,000	8.125%, 08/15/21	14,844
5,000	8.500%, 02/15/20	7,435
13,325	8.750%, 05/15/17	18,881
6,000	8.750%, 08/15/20	9,120
24,560	8.875%, 08/15/17 (m)	35,209
9,343	8.875%, 02/15/19	13,936
5,000	9.000%, 11/15/18 (m)	7,466
1,000	U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	1,809
	U.S. Treasury Notes,
3,225	0.875%, 04/30/11	3,234
40	1.000%, 08/31/11	40
90	1.000%, 10/31/11	91
4,000	1.375%, 09/15/12	4,066
6,625	1.375%, 10/15/12	6,739
5,275	1.375%, 11/15/12	5,368
10,000	1.875%, 06/15/12	10,228
225	2.250%, 05/31/14	235
100	2.375%, 03/31/16	104
2,780	2.625%, 02/29/16	2,929
105	2.625%, 04/30/16	111
1,000	3.125%, 10/31/16	1,075
880	3.125%, 05/15/19	923
2,250	3.250%, 03/31/17	2,427
320	4.000%, 02/15/15	357
7,860	4.750%, 08/15/17	9,204
	U.S. Treasury STRIPS,
308	05/15/14	298
2,000	11/15/14	1,910
2,425	11/15/15	2,250
6,980	05/15/16	6,363
6,916	02/15/17	6,105
5,991	05/15/17	5,253
12,248	08/15/17	10,592
19,170	11/15/17	16,406
6,000	02/15/18	5,087
1,606	08/15/18	1,335
185	08/15/19	146
5,185	11/15/20	3,827
22,000	11/15/21	15,319
5,000	08/15/22	3,340
5,000	11/15/22	3,292
4,000	08/15/24	2,389
5,000	11/15/24	2,944
2,900	02/15/25	1,684
2,550	02/15/27	1,316
8,000	11/15/27	3,966

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligations — Continued
2,615	02/15/28	1,279

	Total U.S. Treasury Obligations (Cost $341,083)	361,829

SHARES
Common Stocks — 0.7%
Consumer Discretionary — 0.0% (g)
	Leisure Equipment & Products — 0.0% (g)
31	True Temper Holdings Corp., Inc. (a) (f) (i)	248

Consumer Staples — 0.0% (g)
	Food Products — 0.0% (g)
40	Eurofresh, Inc., ADR (a) (f) (i)	83

	Household Products — 0.0% (g)
12	Spectrum Brands Holdings, Inc. (a)	312

	Total Consumer Staples	395

Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
3	Quad/Graphics, Inc. (a)	125

Information Technology — 0.1%
	Semiconductors & Semiconductor Equipment — 0.1%
695	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., ADR (Luxembourg) (a) (f) (i)	903

Materials — 0.6%
	Chemicals — 0.4%
164	LyondellBasell Industries N.V., (Netherlands), Class A (a)	4,776
81	LyondellBasell Industries N.V., (Netherlands), Class B (a)	2,367

		7,143
	Construction Materials — 0.0% (g)
144	U.S. Concrete, Inc. (a)	976

	Containers & Packaging — 0.2%
171	Smurfit-Stone Container Corp. (a)	4,093

	Total Materials	12,212

Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
4	AboveNet, Inc. (a)	262
— (h)	XO Holdings, Inc. (a)	—	(h)

		262
	Wireless Telecommunication Services — 0.0% (g)
— (h)	Sprint Nextel Corp. (a)	—	(h)

	Total Telecommunication Services	262

Utilities — 0.0% (g)
	Independent Power Producers & Energy Traders — 0.0% (g)
1	NRG Energy, Inc. (a)	19

	Total Common Stocks (Cost $13,027)	14,164

SHARES	SECURITY DESCRIPTION	VALUE
Utilities — 0.0% (g) Continued
	Independent Power Producers & Energy Traders— Continued
Preferred Stocks — 0.4%
Consumer Discretionary — 0.2%
	Auto Components — 0.0% (g)
— (h)	Remy International, Inc., Series
	B, HB, VAR, 20.790% (a) (c) (x)	499

	Automobiles — 0.1%
20	General Motors Co., 4.750%,
	12/01/13 (a)	1,014

	Household Durables — 0.1%
154	M/I Homes, Inc., Series A,
	9.750%, 03/15/12 (a) (x)	2,663

	Total Consumer Discretionary	4,176

Consumer Staples — 0.0% (g)
	Food Products — 0.0% (g)
— (h)	Eurofresh, Inc., ADR (a) (f) (i)	56

Financials — 0.2%
	Commercial Banks — 0.1%
20	CoBank ACB, 7.000%, 01/03/11 (e) (f) (i) (x)	890
10	CoBank ACB, Series C, 11.000%, 07/01/13 (e) (x)	545
15	CoBank ACB, Series D, 11.000%, 10/01/14 (f) (i) (x)	815

		2,250

	Consumer Finance — 0.1%
— (h)	Ally Financial, Inc., 7.000%, 12/31/11 (e) (x)	89
14	Citigroup Capital XIII, VAR, 7.875%, 10/30/40 (a)	379

		468

	Total Financials	2,718

	Total Preferred Stocks (Cost $6,755)	6,950

Loan Participations & Assignments — 2.8%
Consumer Discretionary — 1.1%
	Auto Components — 0.1%
	Remy, 1st Lien Term Loan,
647	VAR, 5.753%, 12/06/13	642
25	VAR, 5.789%, 12/06/13	25
323	VAR, 5.792%, 12/06/13	321
250	United Components, Inc., Term Loan, VAR, 6.250%, 03/23/17	251

		1,239

	Automobiles — 0.1%
	Ford Motor Co., Term Loan B,
281	VAR, 3.010%, 12/15/13	278
69	VAR, 3.010%, 12/15/13	68
330	VAR, 3.040%, 12/15/13	327
707	VAR, 3.050%, 12/15/13	699

		1,372

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Diversified Consumer Services — 0.0% (g)
	Ati Acquisition Co., Term Loan B,
90	VAR, 8.250%, 12/30/14	78
–(h)	VAR, 8.250%, 12/30/14	–	(h)
1	VAR, 8.250%, 12/30/14	–	(h)

		78

	Gaming — 0.4%
	CCM Merger, Inc., Term Loan B,
2,655	VAR, 8.500%, 07/13/12	2,653
269	VAR, 8.500%, 07/13/12	269
4,000	Harrah’s Operating Co., Inc., Term B-2 Loan, VAR, 3.288%, 01/28/15	3,492
29	Isle of Capri Casinos, Inc., Delayed Draw Term Loan A, VAR, 5.000%, 11/25/13	29
193	Isle of Capri Casinos, Inc., Delayed Draw Term Loan B, VAR, 5.000%, 11/25/13	191
428	Isle of Capri Casinos, Inc., Initial Term Loan, VAR, 5.000%, 11/25/13	423
610	Sugarhouse HSP Gaming, LP, Term Loan, VAR, 11.250%, 09/23/14	616

		7,673

	Media — 0.3%
500	Cengage Learning Acquisitions, Term Loan, VAR, 2.540%, 07/13/14	461
1,694	Clear Channel Communications, Inc., Term Loan B, VAR, 3.903%, 01/29/16	1,343
	Dex Media West, New Term Loan,
422	VAR, 7.000%, 10/24/14	358
31	VAR, 7.000%, 10/24/14	27
402	High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	401
1,467	Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	1,461
1,750	Newsday, Fixed Rate Term Loan, VAR, 10.500%, 08/01/13	1,862
	R.H. Donnelley, Inc., Exit Term Loan,
73	VAR, 9.000%, 10/24/14	53
585	VAR, 9.000%, 10/24/14	420
645	VAR, 9.000%, 10/24/14	462
441	Univision Communications, Inc., 1st Lien Term Loan, VAR, 2.506%, 09/29/14	420

		7,268

	Specialty Retail — 0.0% (g)
400	Gymboree Corp., Term Loan, VAR, 5.200%, 11/23/17	401
375	Leslie’s Poolmart, Term Loan B, 11/30/17 ^	377

		778

	Textiles, Apparel & Luxury Goods — 0.2%
	Claire’s Stores, Term Loan B,
11	VAR, 3.006%, 05/29/14	10
604	VAR, 3.038%, 05/29/14	527
3,619	VAR, 3.044%, 05/29/14	3,160
310	Polymer Group, Inc., Term Loan B, VAR, 7.000%, 11/22/14	309

		4,006

	Total Consumer Discretionary	22,414

Consumer Staples — 0.1%
	Food Products — 0.0% (g)
148	Bolthouse Farms, 1st Lien Term Loan, VAR, 5.500%, 02/11/16	149

	Household Products — 0.0% (g)
	Spectrum Brands, Inc., Term Loan,
296	VAR, 8.000%, 06/16/16	301
296	VAR, 8.000%, 06/16/16	300
99	VAR, 8.000%, 06/16/16	100

		701

	Personal Products — 0.1%
715	NBTY, Inc., Term Loan B, VAR, 6.250%, 09/21/16	723

	Total Consumer Staples	1,573

Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
139	Big West Oil, Term Loan B, VAR, 12.000%, 01/22/15	141

Financials — 0.3%
	Consumer Finance — 0.1%
1,000	American General Finance Corp., Term Loan B, VAR, 7.250%, 04/21/15	1,007

	Diversified Financial Services — 0.2%
478	Capmark Financial Group, Term Roll-Up Certified Tranche, VAR, 4.750%, 03/23/11	408
9,310	Capmark Financial Group, U.S. Term Loan, VAR,3.250%, 03/23/13	3,608
850	Capmark Financial Group, Unsecured Bridge Loan, VAR, 5.250%, 03/23/13	321

		4,337

	Insurance — 0.0% (g)
89	USI Holdings Corp., Term Loan, VAR, 7.000%, 05/04/14	88

	Thrift & Mortgage Finance — 0.0% (g)
221	Ocwen Financial Corp., Initial Term Loan, VAR, 9.000%, 07/29/15	220

	Total Financials	5,652

	Industrials — 0.6%
	Air Freight & Logistics — 0.1%
2,000	Ozborn-Hessey Logistics, 2nd Lien Term Loan, VAR, 10.500%, 10/16/16	1,985

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Airlines — 0.0% (g)
	Delta Airlines, Inc., 1st Lien Credit Linked Deposit,
143	VAR, 0.094%, 04/30/12	140
827	VAR, 2.289%, 04/30/12	804

		944

	Building Products — 0.1%
	Jacuzzi Brands, Inc., 1st Lien Term Loan B,
5	VAR, 2.521%, 02/07/14	4
2,250	VAR, 2.538%, 02/07/14	1,834
266	Jacuzzi Brands, Inc., 1st Lien, Synthetic Credit Facility, VAR, 0.189%, 02/07/14	217

		2,055

	Commercial Services & Supplies — 0.1%
	Clarke American Corp., Term Loan B,
489	VAR, 2.756%, 06/30/14	434
356	VAR, 2.756%, 06/30/14	316
511	VAR, 2.789%, 06/30/14	454
780	VAR, 2.789%, 06/30/14	692
297	VAR, 2.789%, 06/30/14	263

		2,159

	Electrical Equipment — 0.1%
	Generac Power Systems, Term Loan B,
203	VAR, 2.758%, 11/10/13	197
1,297	VAR, 2.790%, 11/10/13	1,262

		1,459

	Industrial Conglomerates — 0.1%
2,250	Pinafore, Inc., Term Loan B, VAR, 6.750%, 09/20/16	2,274

	Professional Services — 0.1%
999	Trans Union LLC, Term Loan, VAR, 6.750%, 06/15/17	1,010

	Total Industrials	11,886

	Information Technology — 0.2%
	Internet Software & Services — 0.0% (g)
	Savvis, Inc., Term Loan B,
495	VAR, 6.750%, 08/04/16	500
5	VAR, 6.750%, 08/04/16	5

		505

	IT Services — 0.2%
894	CompuCom Systems, Term Loan, VAR, 3.760%, 08/23/14 (f) (i)	859
	EVERTEC, Inc., Term Loan B,
1,000	VAR, 7.000%, 09/30/16	995
812	First Data Corp., Initial Tranche B-1 Term Loan, VAR, 3.003%, 09/24/14	730
559	First Data Corp., Initial Tranche B-3, VAR, 3.003%, 09/24/14	502

		3,086

	Total Information Technology	3,591

	Materials — 0.3%
	Chemicals — 0.1%
275	AZ Chem U.S., Inc., Term Loan, 11/30/16 ^	275
1,424	Cristal Inorganic Chemicals (Millennium), 1st Lien Term Loan, VAR, 2.539%, 05/15/14	1,388
	Styron LLC, Term Loan,
215	VAR, 7.500%, 06/17/16	217
3	VAR, 7.500%, 06/17/16	3

		1,883

	Containers & Packaging — 0.0% (g)
	Reynolds Group Holdings, Term Loan,
152	VAR, 6.750%, 05/06/16	153
740	VAR, 6.750%, 05/06/16	745

		898

	Paper & Forest Products — 0.2%
3,234	Abitibi, Inc., Term Loan, VAR, 11.000%, 03/31/12	3,267

	Total Materials	6,048

Utilities — 0.2%
	Independent Power Producers & Energy Traders — 0.2%
244	Calpine Corp., 1st Priority Lien, VAR, 3.165%, 03/29/14	242
1,496	New Development Holdings LLC, Term Loan, VAR, 7.000%, 07/03/17	1,520
	Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-2 Term Loan,
2,214	VAR, 3.753%, 10/10/14	1,707
205	VAR, 3.753%, 10/10/14	158
6	VAR, 3.789%, 10/10/14	5
	Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-3 Term Loan,
1,985	VAR, 3.753%, 10/10/14	1,524
5	VAR, 3.789%, 10/10/14	4

		5,160

	Total Utilities	5,160

	Total Loan Participations & Assignments (Cost $56,341)	56,465

SHARES
Short-Term Investment — 10.5%
Investment Company — 10.5%
214,940	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $214,940)	214,940

Investments of Cash Collateral for Securities on Loan — 0.1%

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE
	Investment Company — 0.1%
2,364	JPMorgan Prime Money Market Fund, Capital Shares, 0.130%, 09/01/10 (b) (l) (Cost $2,364)	2,364

	Total Investments —99.6% (Cost $1,946,774)	2,029,635
	Other Assets in Excess of Liabilities — 0.4%	7,749

	NET ASSETS — 100.0%	$2,037,384

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 11/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
22	10 Year U.S. Treasury Note	03/22/11	$2,731	$11
1	30 Year U.S. Treasury Bond	03/22/11	127	–
	Short Futures Outstanding
(2)	2 Year U.S. Treasury Note	03/31/11	(439)	–
(8)	5 Year U.S. Treasury Note	03/31/11	(959)	(4)

				$7

Forward Foreign Currency Exchange Contracts
(Amounts in thousands, except number of contracts)
CONTRACTS TO BUY	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/10	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,500,000	HUF	Westpac Banking Corp.	12/15/10	$17	$16		$(1)
2,300,000	MXN	Barclays Bank plc	12/15/10	183	184	1
1,500,000	MXN	Citibank, N.A.	12/15/10	119	120	1
2,025,000	ZAR	Barclays Bank plc	12/15/10	285	285	–	(h)
				$604	$605	$1

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/10	NET UNREALIZED APPRECIATION (DEPRECIATION)
74,100,000	HUF	Citibank, N.A.	12/15/10	$378	$342	$36
3,800,000	MXN	Citibank, N.A.	12/15/10	297	304	(7)
1,950,000	ZAR	Barclays Bank plc	12/15/10	260	275	(15)
150,000	ZAR	Citibank, N.A.	12/15/10	21	21	–	(h)
1,950,000	ZAR	Societe Generale	12/15/10	258	274	(16)
				$1,214	$1,216	$(2)

Credit Default Swap—Sell Protection [1]

Corporate Issuer

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/10 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [4]
Goldman Sachs Capital Management:
FSA Global Funding Ltd., 6.110%, 06/29/15	1.950% quarterly	03/20/13	4.961%	1,000	(61)	—

[1]	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2010.
ARS	—	Argentine Peso
BRL	—	Brazilian Real
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of November 30, 2010. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CMO	—	Collateralized Mortgage Obligation
COP	—	Colombian Peso
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
HUF	—	Hungarian Forint
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2010. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
MXN	—	Mexican Peso
PEN	—	Peru nuevo sol
PIK	—	Payment-in-Kind
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S.	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2010.
TRY	—	New Turkish Lira
UYU	—	Uruguayan Peso
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.
ZAR	—	South African Rand

(~)	Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees,with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $10,881,000 which amounts to 0.5% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2010.
^	Unsettled security, coupon rate is undetermined at November 30, 2010

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$113,882
Aggregate gross unrealized depreciation	(31,021)

Net unrealized appreciation/depreciation	$82,861

Federal income tax cost of investments	$1,946,774

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	—	—	248	248
Consumer Staples	312	—	83	395
Industrials	125	—	—	125
Information Technology	—	—	903	903
Materials	12,212	—	—	12,212
Telecommunication Services	262	—	—	262
Utilities	19	—	—	19
Total	12,930	—	1,234	14,164
Preferred Stocks
Consumer Discretionary	—	4,176	—	4,176
Consumer Staples	—	—	56	56
Financials	379	634	1,705	2,718
Total	379	4,810	1,761	6,950
Debt Securities
Asset-Backed Securities	—	48,169	1,496	49,665

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Collateralized Mortgage
Obligations	—	423,890	—	423,890
Commercial Mortgage-Backed
Securities	—	62,602	—	62,602
Convertible Bonds
Materials	—	745	—	745
Corporate Bonds
Consumer Discretionary	—	108,117	—	108,117
Consumer Staples	—	32,204	148	32,352
Energy	—	64,035	—	64,035
Financials	—	219,674	4,275	223,949
Health Care	—	30,619	—	30,619
Industrials	—	66,742	336	67,078
Information Technology	—	23,022	—	23,022
Materials	—	63,718	255	63,973
Telecommunication Services	—	36,254	—	36,254
Utilities	—	56,215	—	56,215

Total	—	700,600	5,014	705,614

Foreign Government Securities	—	30,780	517	31,297
Mortgage Pass-Through Securities	—	74,426	—	74,426
Municipal Bonds	—	5,604	—	5,604
Supranational	—	356	—	356
U.S. Government Agency
Securities	—	18,724	—	18,724
U.S. Treasury Obligations	—	361,829	—	361,829
Loan Participations & Assignments
Consumer Discretionary	—	22,414	—	22,414
Consumer Staples	—	1,573	—	1,573
Energy	—	141	—	141
Financials	—	5,652	—	5,652
Industrials	—	11,886	—	11,886
Information Technology	—	2,732	859	3,591
Materials	—	6,048	—	6,048
Utilities	—	5,160	—	5,160

Total	—	55,606	859	56,465

Short-Term Investments
Investment Company	214,940	—	—	214,940
Investments of Cash Collateral for Securities on Loan
Investment Company	2,364	—	—	2,364

Total Investments in Securities	230,613	1,788,141	10,881	2,029,635

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	—	38	—	38
Futures Contracts	11	—	—	11
Swaps	—	—	—	—

Total Appreciation in Other Financial Instruments	11	38	—	49

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	—	(39)	—	(39)
Futures Contracts	(4)	—	—	(4)
Swaps	—	(61)	—	(61)

Total Depreciation in Other Financial Instruments	(4)	(100)	—	(104)

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/10
Investments in Securities
Asset-Backed Securities	$5,019	$1		$24	$6	$(25)	$—	$(3,529)	$1,496
Collateralized Mortgage Obligations	4,400	—		—	—	—	—	(4,400)	—
Common Stocks - Consumer Discretionary	216	—		32	—	—	—	—	248
Common Stocks - Consumer Staples	20	—		63	—	—	—	—	83
Common Stocks - Industrials	573	607		(313)	—	(867)	—	—	—
Common Stocks - Information Technology	97	—		806	—	—	—	—	903
Common Stocks - Materials	57	(133)		(595)	—	(42)	713	—	—
Corporate Bonds - Consumer Staples	173	—	(a)	— (a)	—	(25)	—	—	148
Corporate Bonds - Energy-Energy	937	45		(6)	—	(976)	—	—	—
Corporate Bonds - Financials	3,001	110		(1,235)	91	2,308	—	—	4,275
Corporate Bonds - Industrials	1,091	66		1,551	(13)	(2,334)	183	(208)	336
Corporate Bonds - Materials	761	—		—	—	—	255	(761)	255
Foreign Government Securities	—	—		29	(5)	130	363	—	517
Loan Participations & Assignments - Industrials	1,961	—		—	—	—	—	(1,961)	—
Loan Participations & Assignments - Information Technology	852	—	(a)	11	4	(8)	—	—	859
Loan Participations & Assignments - Materials	1,335	—		—	—	—	—	(1,335)	—
Preferred Stocks - Consumer Staples	53	—		—	—	3	—	—	56
Preferred Stocks - Financials	769	—		123	—	—	813	—	1,705
Warrants - Telecommunication Services	26	(13)		86	—	(99)	—	—	—

Total	$21,341	$683		$576	$83	$(1,935)	$2,327	$(12,194)	$10,881

(a) Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $1,540,000.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 40.2%
	Agency CMO — 40.2%
	Federal Home Loan Mortgage Corp. REMICS,
118	Series 1343, Class LA, 8.000%, 08/15/22	137
803	Series 1367, Class K, 5.500%, 09/15/22	921
156	Series 1591, Class E, 10.000%, 10/15/23	173
1,367	Series 1633, Class Z, 6.500%, 12/15/23	1,481
1,822	Series 1694, Class PK, 6.500%, 03/15/24	1,984
7,574	Series 1785, Class A, 6.000%, 10/15/23	7,917
411	Series 1999, Class PU, 7.000%, 10/15/27	478
741	Series 2031, Class PG, 7.000%, 02/15/28	820
2,057	Series 2035, Class PC, 6.950%, 03/15/28	2,109
1,785	Series 2064, Class PD, 6.500%, 06/15/28 (m)	1,854
1,574	Series 2095, Class PE, 6.000%, 11/15/28	1,721
526	Series 2152, Class BD, 6.500%, 05/15/29	580
3,379	Series 2162, Class TH, 6.000%, 06/15/29	3,703
276	Series 2345, Class PQ, 6.500%, 08/15/16	294
1,651	Series 2367, Class ME, 6.500%, 10/15/31	1,821
4,392	Series 2480, Class EJ, 6.000%, 08/15/32	4,872
6,000	Series 2562, Class PG, 5.000%, 01/15/18	6,543
3,525	Series 2571, Class PV, 5.500%, 01/15/14	3,785
4,901	Series 2580, Class QM, 5.000%, 10/15/31	5,057
2,908	Series 2611, Class QZ, 5.000%, 05/15/33	3,062
7,059	Series 2630, Class KS, 4.000%, 01/15/17	7,239
804	Series 2647, Class A, 3.250%, 04/15/32	844
4,967	Series 2651, Class VZ, 4.500%, 07/15/18	5,289
9,000	Series 2656, Class BG, 5.000%, 10/15/32	9,905
10,000	Series 2684, Class PD, 5.000%, 03/15/29	10,303
2,500	Series 2688, Class DG, 4.500%, 10/15/23	2,710
8,588	Series 2727, Class PE, 4.500%, 07/15/32	9,212
5,000	Series 2749, Class TD, 5.000%, 06/15/21	5,140
6,000	Series 2773, Class TB, 4.000%, 04/15/19	6,433
4,730	Series 2780, Class TD, 5.000%, 04/15/28	4,822
7,450	Series 2841, Class AT, 4.000%, 08/15/19	7,963
2,908	Series 2882, Class QD, 4.500%, 07/15/34	3,096
6,342	Series 2915, Class MU, 5.000%, 01/15/35	6,907
4,169	Series 2927, Class GA, 5.500%, 10/15/34	4,652
3,025	Series 2929, Class PC, 5.000%, 01/15/28	3,077
5,500	Series 2931, Class QD, 4.500%, 02/15/20	6,045
10,750	Series 2976, Class HP, 4.500%, 01/15/33	11,433
10,600	Series 3036, Class ND, 5.000%, 05/15/34 (m)	11,646
3,689	Series 3045, Class HN, 4.500%, 09/15/33	3,928
2,723	Series 3085, Class VS, HB, IF, 27.706%, 12/15/35	4,260
5,500	Series 3114, Class KB, 5.000%, 09/15/27	5,630
6,059	Series 3181, Class OP, PO, 07/15/36	5,130
4,500	Series 3188, Class GE, 6.000%, 07/15/26	4,911
18,204	Series 3325, Class JL, 5.500%, 06/15/37	20,210
6,000	Series 3341, Class PE, 6.000%, 07/15/37	6,883
7,000	Series 3413, Class B, 5.500%, 04/15/37	7,487
6,000	Series 3544, Class PC, 5.000%, 05/15/37	6,551
4,000	Series 3699, Class QH, 5.500%, 07/15/40	4,471
29,586	Series 3737, Class DG, 5.000%, 10/15/30	31,942
112	Federal Home Loan Mortgage Corp. STRIPS, Series 155, Class IO, IO, 7.000%, 11/01/23	18
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
2,711	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	3,111

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,176	Series T-54, Class 2A, 6.500%, 02/25/43	3,645
1,281	Series T-56, Class APO, PO, 05/25/43	923
1,951	Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	2,190
	Federal National Mortgage Association Interest STRIPS,
3,993	Series 278, Class 1, VAR, 1.607%, 08/01/25	3,753
1,703	Series 278, Class 3, VAR, 1.324%, 11/01/23	1,606
2,919	Series 343, Class 23, IO, 4.000%, 10/01/18	275
	Federal National Mortgage Association REMICS,
158	Series 1988-16, Class B, 9.500%, 06/25/18 (m)	183
92	Series 1990-57, Class J, 7.000%, 05/25/20 (m)	99
368	Series 1993-110, Class H, 6.500%, 05/25/23	422
287	Series 1993-146, Class E, PO, 05/25/23	256
4,960	Series 1993-155, Class PJ, 7.000%, 09/25/23	5,636
54	Series 1993-205, Class H, PO, 09/25/23	46
78	Series 1993-217, Class H, PO, 08/25/23	66
61	Series 1993-228, Class G, PO, 09/25/23	51
1,708	Series 1994-37, Class L, 6.500%, 03/25/24	1,961
3,735	Series 1994-43, Class PJ, 6.350%, 12/25/23	3,824
6,147	Series 1994-51, Class PV, 6.000%, 03/25/24	6,901
2,273	Series 1994-62, Class PJ, 7.000%, 01/25/24	2,330
3,387	Series 1998-58, Class PC, 6.500%, 10/25/28	3,781
600	Series 2000-8, Class Z, 7.500%, 02/20/30	710
2,262	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	428
789	Series 2002-2, Class UC, 6.000%, 02/25/17	849
1,356	Series 2002-3, Class PG, 5.500%, 02/25/17	1,487
6,502	Series 2002-73, Class OE, 5.000%, 11/25/17	6,986
135	Series 2002-86, Class EJ, 5.500%, 12/25/32	135
2,126	Series 2002-92, Class FB, VAR, 0.903%, 04/25/30	2,154
7,082	Series 2003-21, Class PZ, 4.500%, 03/25/33	7,569
10,266	Series 2003-35, Class MD, 5.000%, 11/25/16	10,455
750	Series 2003-67, Class SA, HB, IF, 43.853%, 10/25/31	1,405
5,000	Series 2003-74, Class VL, 5.500%, 11/25/22	5,533
20,000	Series 2003-81, Class MC, 5.000%, 12/25/32 (m)	21,972
5,000	Series 2003-92, Class VH, 5.000%, 02/25/19	5,560
10,000	Series 2003-128, Class DY, 4.500%, 01/25/24 (m)	10,817
16,000	Series 2004-7, Class JK, 4.000%, 02/25/19	17,145
4,152	Series 2004-46, Class QD, HB, IF, 22.986%, 03/25/34	5,420
4,598	Series 2004-54, Class FL, VAR, 0.653%, 07/25/34	4,624
8,946	Series 2004-60, Class PA, 5.500%, 04/25/34	9,768
3,133	Series 2005-16, Class LC, 5.500%, 05/25/28	3,196
7,805	Series 2005-22, Class EH, 5.000%, 04/25/35	8,509
3,071	Series 2005-29, Class AK, 4.500%, 04/25/35	3,289
6,022	Series 2005-58, Class EP, 5.500%, 07/25/35	6,788
7,000	Series 2005-62, Class DX, 5.000%, 05/25/34	7,625
5,664	Series 2005-83, Class LA, 5.500%, 10/25/35	6,392
5,498	Series 2005-116, Class PC, 6.000%, 01/25/36	6,065
30,285	Series 2006-51, Class FP, VAR, 0.603%, 03/25/36	30,362
1,521	Series 2006-69, Class SP, IF, 14.478%, 05/25/30	1,716
458	Series 2006-81, Class FA, VAR, 0.603%, 09/25/36	460
6,447	Series 2006-110, Class PO, PO, 11/25/36	5,703
7,773	Series 2007-76, Class PE, 6.000%, 08/25/37	8,800
1,968	Series 2009-89, Class A1, 5.410%, 05/25/35	2,151
2,224	Series 2010-4, Class SL, IF, 11.017%, 02/25/40	2,260

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
		Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
7,518		Series 2010-11, Class CB, 4.500%, 02/25/40	7,512
6,000		Series 2010-47, Class MB, 5.000%, 09/25/39	6,504
31		Series G92-35, Class EB, 7.500%, 07/25/22	35
354		Series G92-44, Class ZQ, 8.000%, 07/25/22	429
		Federal National Mortgage Association Whole Loan,
529		Series 1999-W4, Class A9, 6.250%, 02/25/29	566
4,044		Series 2002-W7, Class A4, 6.000%, 06/25/29	4,461
1,442		Series 2003-W1, Class 1A1, 6.500%, 12/25/42	1,654
688		Series 2003-W1, Class 2A, VAR, 7.500%, 12/25/42	798
5,945		Series 2003-W18, Class 1A6, 5.370%, 08/25/43	6,449
5,384		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	6,175
5,612		Series 2009-W1, Class A, 6.000%, 12/25/49	6,190
		Government National Mortgage Association,
926		Series 1998-22, Class PD, 6.500%, 09/20/28	990
531		Series 1999-17, Class L, 6.000%, 05/20/29	576
5,443		Series 2001-10, Class PE, 6.500%, 03/16/31	5,975
5,838		Series 2001-64, Class PB, 6.500%, 12/20/31	6,475
48,793		Series 2003-59, Class XA, IO, VAR, 1.944%, 06/16/34	2,470
3,285		Series 2004-27, Class PD, 5.500%, 04/20/34	3,776
2,494		Series 2004-62, Class VA, 5.500%, 07/20/15	2,667
14,349		Series 2005-28, Class AJ, 5.500%, 04/20/35	16,005
14,273		Series 2008-40, Class SA, IF, IO, 6.147%, 05/16/38	2,060
28,693		Series 2009-42, Class TX, 4.500%, 06/20/39	30,539
9,133		Series 2009-52, Class MA, 5.000%, 11/20/36	10,042
4,752		Series 2009-69, Class WM, 5.500%, 08/20/39	5,296

		Total Collateralized Mortgage Obligations (Cost $597,373)	642,485

Mortgage Pass-Through Securities — 11.1%
		Federal Home Loan Mortgage Corp.,
303		ARM, 2.428%, 01/01/27	315
34		ARM, 2.568%, 04/01/30	36
24		ARM, 2.963%, 02/01/19	24
15		ARM, 3.041%, 07/01/30	16
39		ARM, 3.147%, 03/01/18	41
105		ARM, 3.194%, 08/01/18	109
46		ARM, 3.375%, 06/01/18	46
4		ARM, 3.491%, 01/01/20	4
136		ARM, 3.564%, 01/01/21	138
71		ARM, 3.802%, 11/01/18	73
3,561		ARM, 6.011%, 03/01/37	3,787
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
665		5.000%, 12/01/13 - 12/01/16	708
582		6.000%, 04/01/14	636
801		6.500%, 12/01/12 - 06/01/14	851
–	(h)	7.000%, 12/01/14	–	(h)
1,919		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	2,033
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,093		5.500%, 11/01/33	2,260
431		6.000%, 02/01/32	475
1,615		6.500%, 01/01/24 - 07/01/29	1,820
1,727		7.000%, 08/01/25 - 09/01/29 (m)	2,011
104		7.500%, 09/01/24 - 08/01/25	119
126		8.000%, 11/01/24 - 09/01/25	147
257		8.500%, 05/01/24 - 07/01/28	303
7		9.000%, 10/01/17 - 11/01/21	8
–	(h)	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 9.500%, 04/01/16	–	(h)
		Federal National Mortgage Association,
33		ARM, 2.875%, 06/01/17	33
191		ARM, 2.913%, 11/01/27 - 08/01/41	193
121		ARM, 2.930%, 11/01/40	125
130		ARM, 2.952%, 07/01/17	131
202		ARM, 3.000%, 09/01/17 - 08/01/30	206
47		ARM, 3.007%, 06/01/20	47
55		ARM, 3.026%, 06/01/29	56
7		ARM, 3.125%, 07/01/27	8
111		ARM, 3.225%, 09/01/14	111
26		ARM, 3.434%, 10/01/16	26
62		ARM, 3.478%, 10/01/14	63
219		ARM, 3.500%, 06/01/15 - 01/01/29	224
12		ARM, 3.575%, 11/01/16	12
140		ARM, 3.747%, 09/01/27	140
212		ARM, 3.793%, 08/01/19	223
41		ARM, 3.825%, 08/01/19	42
31		ARM, 5.921%, 04/01/19	32
23		ARM, 6.000%, 12/01/18	23

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association, 15 Year, Single Family,
52,232	4.000%, 04/01/19 - 09/01/25	54,537
3,445	4.500%, 03/01/19	3,670
2,455	5.500%, 11/01/16 - 03/01/18	2,673
174	6.000%, 03/01/11 - 08/01/14	185
75	8.000%, 11/01/12	79
	Federal National Mortgage Association, 20 Year, Single Family,
1,620	5.000%, 11/01/23	1,731
2,119	6.000%, 03/01/22	2,340
82	7.500%, 06/01/14 - 07/01/14	91
	Federal National Mortgage Association, 30 Year, Single Family,
3,917	4.500%, 03/01/38	4,081
26,182	5.000%, 11/01/33 - 12/01/39	28,125
39,083	5.500%, 02/01/29 - 05/01/36 (m)	42,512
5,330	6.000%, 07/01/36	5,933
1,052	6.500%, 06/01/26 - 04/01/32	1,188
6,268	7.000%, 02/01/24 - 03/01/35	7,190
231	7.500%, 03/01/30 - 04/01/30	266
210	10.000%, 10/01/16 - 11/01/21	234
194	Federal National Mortgage Association, Other, 6.000%, 09/01/28	214
	Government National Mortgage Association II, 30 Year, Single Family,
413	8.000%, 11/20/26 - 11/20/27	488
	Government National Mortgage Association, 30 Year, Single Family,
60	6.000%, 10/15/23	66
1,341	6.500%, 05/15/23 - 02/15/24 (m)	1,532
514	7.000%, 12/15/22 - 06/15/28	589
615	7.500%, 02/15/22 - 02/15/28	710
271	8.000%, 07/15/22 - 08/15/26	319
643	9.000%, 06/15/16 - 11/15/24	747
36	9.500%, 08/15/16 - 12/15/20	40

	Total Mortgage Pass-Through Securities (Cost $167,264)	177,195

U.S. Government Agency Securities — 16.2%
12,824	Federal Farm Credit Bank, 5.750%, 12/07/28	15,627
	Federal National Mortgage Association,
25,000	Zero Coupon, 10/09/19	16,508
10,000	6.250%, 05/15/29	12,507
	Federal National Mortgage Association STRIPS,
34,750	11/15/20	24,185
8,000	05/15/23	4,761
9,200	05/29/26	4,598
26,153	Financing Corp., Principal STRIPS, 12/06/18	20,817
	Residual Funding Corp., Principal STRIPS,
34,520	10/15/19	26,566
90,500	07/15/20	66,310
10,000	01/15/30	4,372
5,000	04/15/30	2,160
	Resolution Funding Corp. Interest STRIPS,
50,000	07/15/20	36,491
15,000	04/15/28	6,973
14,740	Tennessee Valley Authority Principal STRIPS, 12/15/17	12,002
4,500	Tennessee Valley Authority STRIPS, 07/15/16	3,910

	Total U.S. Government Agency Securities (Cost $211,437)	257,787

U.S. Treasury Obligations — 28.0%
	U.S. Treasury Bonds,
20,000	5.250%, 11/15/28	24,019
20,000	5.250%, 02/15/29	24,016
2,500	7.125%, 02/15/23	3,506
13,140	7.250%, 05/15/16	17,037
3,935	7.250%, 08/15/22	5,554
3,635	8.000%, 11/15/21	5,359
3,190	8.875%, 08/15/17	4,573
1,020	9.000%, 11/15/18	1,523
	U.S. Treasury Inflation Indexed Notes,
25,000	1.375%, 07/15/18	27,252
1,450	1.625%, 01/15/15	1,781
25,000	2.375%, 04/15/11	27,756
	U.S. Treasury Notes,
50,000	2.625%, 08/15/20	49,437
50,000	2.625%, 11/15/20	49,266
50,000	3.375%, 11/15/19	53,109
25,000	3.750%, 11/15/18	27,582
2,085	3.875%, 02/15/13	2,241
6,430	4.250%, 08/15/13	7,057
25,000	4.250%, 11/15/17	28,484
10,000	4.500%, 09/30/11	10,349
2,015	4.750%, 05/15/14	2,281
1,020	4.750%, 08/15/17	1,195
	U.S. Treasury STRIPS,
5,845	02/15/15	5,545
1,655	05/15/15	1,560
1,900	08/15/15	1,779
600	08/15/15	561
8,810	11/15/15	8,173
1,190	05/15/16	1,085
72,500	05/15/20	55,139

	Total U.S. Treasury Obligations (Cost $409,694)	447,219

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

SHARES
Short-Term Investment — 4.9%
Investment Company — 4.9%
77,944	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (Cost $77,944)	77,944

	Total Investments —100.4% (Cost $1,463,712)	1,602,630
	Liabilities in Excess of Other Assets — (0.4)%	(6,071)

	NET ASSETS — 100.0%	$1,596,559

Percentages indicated are based on net assets.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2010.
CMO	—	Collateralized Mortgage Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2010. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$141,612
Aggregate gross unrealized depreciation	(2,694)

Net unrealized appreciation/depreciation	$138,918

Federal income tax cost of investments	$1,463,712

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities #	$77,944	$1,524,686	$—	$1,602,630

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

#	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.1%
460	Countrywide Asset-Backed
	Certificates, Series 2004-13,
	Class MV8, VAR, 1.953%,
	01/25/35 (f) (i)	23
	Long Beach Mortgage Loan
	Trust,
283	Series 2004-2, Class B, VAR,
	3.753%, 06/25/34 (e) (f) (i)	32
112	Series 2004-5, Class M6, VAR,
	2.753%, 09/25/34 (f) (i)	11
7,000	Unipac IX LLC, 13.000%,
	04/11/13 (f) (i)	6,881

	Total Asset-Backed Securities (Cost $7,709)	6,947

Convertible Bond — 0.0% (g)
Materials — 0.0% (g)
	Construction Materials — 0.0% (g)
1,839	U.S. Concrete, Inc., 9.500%,
	08/31/15 (e)
	(Cost $1,839)	2,060

Corporate Bonds — 83.1%
Consumer Discretionary — 22.1%
	Auto Components — 0.3%
	Affinia Group Holdings, Inc.,
8,450	9.000%, 11/30/14 (m)	8,577
4,385	10.750%, 08/15/16 (e)	4,867
51	ArvinMeritor, Inc., 8.750%,
	03/01/12	55
	DPH Holdings Corp.,
6,725	6.500%, 05/01/09 (d)	235
1,275	6.550%, 06/15/06 (d)	45
1,225	Stoneridge, Inc., 9.500%,
	10/15/17 (e)	1,325
3,750	Tenneco, Inc., 7.750%, 08/15/18
	(e)	3,914
2,079	UCI Holdco, Inc., PIK, 9.250%,
	12/15/13	2,079

		21,097

	Automobiles — 1.7%
	Ford Holdings LLC,
37,822	9.300%, 03/01/30 (m)	43,496
7,750	9.375%, 03/01/20	8,760
	Ford Motor Co.,
325	7.500%, 08/01/26	331
4,545	7.750%, 06/15/43	4,825
3,425	8.900%, 01/15/32	3,973
3,529	9.215%, 09/15/21	4,028
6,228	9.980%, 02/15/47	7,474
	Motors Liquidation Co.,
50	1.500%, 06/01/49 (a)	377
973	5.250%, 03/06/32	7,394
953	6.250%, 07/15/33 (a)	7,334
10,255	6.750%, 05/01/28 (d)	3,102
246	7.250%, 04/15/41	1,736
284	7.250%, 07/15/41	2,009
548	7.250%, 02/15/52	3,870
404	7.375%, 05/15/48	2,854
6,000	7.375%, 05/23/48 (d)	1,785
47	7.375%, 10/01/51	329
9,300	7.400%, 09/01/25 (d)	2,813
25,800	7.700%, 04/15/16 (d)	7,934
12,550	8.100%, 06/15/24 (d)	3,828
20,000	8.250%, 07/15/23 (d)	6,200
34,006	8.375%, 07/15/33 (d)	10,712
3,415	VAR, 0.000%, 03/15/36 (d)	546
6,000	Navistar International Corp.,
	8.250%, 11/01/21	6,435

		142,145

	Broadcasting & Cable TV — 2.6%
	Adelphia Communications
	Corp.,
1,075	7.750%, 01/15/09 (d)	16
1,450	8.125%, 07/15/03 (d)	22
3,175	9.375%, 11/15/09 (c) (d)	48
3,500	10.875%, 10/01/10 (d)	52
	Cablevision Systems Corp.,
5,135	8.000%, 04/15/20	5,507
3,075	8.625%, 09/15/17	3,344
4,890	CCH II LLC/CCH II Capital
	Corp., 13.500%, 11/30/16	5,752
	CCO Holdings LLC/CCO
	Holdings Capital Corp.,
16,975	7.250%, 10/30/17 (e)	17,145
3,045	7.875%, 04/30/18 (e)	3,151
5,582	8.125%, 04/30/20 (e)	5,861
26,590	Cequel Communications
	Holdings I LLC and Cequel
	Capital Corp., 8.625%, 11/15/17
	(e)	27,255
6,150	Charter Communications
	Operating LLC/Charter
	Communications Operating
	Capital, 10.875%, 09/15/14 (e)	6,857
	CSC Holdings LLC,
4,329	7.875%, 02/15/18 (c)	4,811
2,760	8.625%, 02/15/19	3,153
	DISH DBS Corp.,
4,120	7.000%, 10/01/13	4,388
2,000	7.125%, 02/01/16	2,055
7,025	7.875%, 09/01/19	7,376
12,968	Mediacom LLC/Mediacom
	Capital Corp., 9.125%, 08/15/19	13,098
	Sirius XM Radio, Inc.,
7,494	8.750%, 04/01/15 (e)	7,887
10,090	9.750%, 09/01/15 (e)	11,099
18,940	Unitymedia Hessen GmbH &
	Co. KG/Unitymedia NRW
	GmbH, (Germany), 8.125%,
	12/01/17 (e)	19,698
	Videotron Ltee, (Canada),
9,570	6.875%, 01/15/14 (m)	9,689
5,580	9.125%, 04/15/18	6,180

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Broadcasting & Cable TV — Continued
	Virgin Media Finance plc,
	(United Kingdom),
12,275	8.375%, 10/15/19	13,472
16,075	9.125%, 08/15/16	17,080
2,000	9.500%, 08/15/16	2,235
17,217	XM Satellite Radio, Inc.,
	13.000%, 08/01/13 (e)	20,144

		217,375

	Distributors — 0.3%
30,055	McJunkin Red Man Corp.,
	9.500%, 12/15/16 (e)	27,350

	Diversified Consumer Services — 0.9%
3,000	Carriage Services, Inc., 7.875%,
	01/15/15	2,981
17,380	Knowledge Learning Corp.,
	7.750%, 02/01/15 (e) (m)	17,402
6,075	Mac-Gray Corp., 7.625%,
	08/15/15	5,973
	Service Corp. International,
925	6.750%, 04/01/15	953
3,000	6.750%, 04/01/16	3,071
12,755	7.000%, 06/15/17 (m)	13,121
6,630	7.000%, 05/15/19	6,630
3,850	7.625%, 10/01/18	4,062
4,000	8.000%, 11/15/21	4,200
4,850	Sotheby’s, 7.750%, 06/15/15	5,165
	Stewart Enterprises, Inc.,
6,435	3.125%, 07/15/14	6,105
5,625	3.375%, 07/15/16	5,105

		74,768

	Gaming — 3.0%
	Chukchansi Economic
	Development Authority,
13,768	8.000%, 11/15/13 (e)	8,966
12,450	VAR, 3.943%, 11/15/12 (e)	8,155
2,575	FireKeepers Development
	Authority, 13.875%, 05/01/15 (e)	3,013
17,550	Harrah’s Operating Co., Inc.,
	11.250%, 06/01/17	19,130
17,388	Isle of Capri Casinos, Inc.,
	7.000%, 03/01/14 (m)	16,497
7,500	Mandalay Resort Group,
	7.625%, 07/15/13	7,050
	Mashantucket Western Pequot
	Tribe,
3,982	5.912%, 09/01/21 (d) (e)	2,603
9,770	8.500%, 11/15/15 (d) (e)	1,173
11,725	MCE Finance Ltd., (Cayman
	Islands), 10.250%, 05/15/18 (e)	13,249
	MGM Resorts International,
1,671	5.875%, 02/27/14	1,454
57	6.625%, 07/15/15 (c)	49
7,340	7.500%, 06/01/16	6,441
10,470	7.625%, 01/15/17 (c)	9,227
5,000	9.000%, 03/15/20 (e)	5,450
20,375	10.000%, 11/01/16 (e)	19,560
3,850	10.375%, 05/15/14	4,273
1,500	11.125%, 11/15/17	1,695
16,400	11.375%, 03/01/18 (c)	16,892
4,600	13.000%, 11/15/13	5,405
4,250	Midwest Gaming Borrower
	LLC/Midwest Finance Corp.,
	11.625%, 04/15/16 (e)	4,409
	Peninsula Gaming LLC,
9,630	8.375%, 08/15/15	10,064
12,765	10.750%, 08/15/17	13,754
	Pinnacle Entertainment, Inc.,
4,212	8.625%, 08/01/17	4,533
3,850	8.750%, 05/15/20	3,845
	San Pasqual Casino,
11,459	8.000%, 09/15/13 (e)	11,344
17,800	Seminole Hard Rock
	Entertainment, Inc., VAR,
	2.792%, 03/15/14 (e)	15,798
3,600	Seminole Indian Tribe of
	Florida, 7.750%, 10/01/17 (e)	3,701
16,700	Shingle Springs Tribal Gaming
	Authority, 9.375%, 06/15/15 (e)
	(m)	10,187
	Wynn Las Vegas LLC/Wynn Las
	Vegas Capital Corp.,
10,250	7.750%, 08/15/20 (e)	10,814
1,250	7.875%, 11/01/17	1,326
16,551	7.875%, 05/01/20 (c)	17,565

		257,622

	Hotels, Restaurants & Leisure — 2.6%
11,800	AMC Entertainment, Inc.,
	8.750%, 06/01/19 (m)	12,538
40,270	Banc of America Large Loan,
	Inc., Series 2010-HLTN, Class
	HLTN, VAR, 2.002%, 11/15/15
	(e)	35,993
6,650	Cedar Fair LP/Canada’s
	Wonderland Co./Magnum
	Management Corp., 9.125%,
	08/01/18 (e)	7,082
4,500	Cinemark USA, Inc., 8.625%,
	06/15/19	4,826
23,200	CKE Restaurants, Inc., 11.375%,
	07/15/18 (c) (e)	24,708
8,693	Dave & Buster’s, Inc., 11.000%,
	06/01/18	9,388
7,670	DineEquity, Inc., 9.500%,
	10/30/18 (e)	7,938
4,750	Dunkin Finance Corp., 9.625%,
	12/01/18 (e)	4,780
	Host Hotels & Resorts LP,
1,050	6.875%, 11/01/14	1,075
397	7.125%, 11/01/13	401
5,000	9.000%, 05/15/17	5,562

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Hotels, Restaurants & Leisure — Continued
4,415	Landry’s Holdings, Inc.,
	11.500%, 06/01/14 (e)	4,150
14,543	Landry’s Restaurants, Inc.,
	11.625%, 12/01/15	15,416
2,550	O’Charley’s, Inc., 9.000%,
	11/01/13	2,595
7,940	Real Mex Restaurants, Inc.,
	14.000%, 01/01/13	8,258
	Royal Caribbean Cruises Ltd.,
	(Liberia),
1,000	7.000%, 06/15/13	1,055
6,666	7.250%, 06/15/16	7,233
11,820	11.875%, 07/15/15 (m)	14,479
9,085	Seneca Gaming Corp., 8.250%,
	12/01/18 (e)	9,040
	Speedway Motorsports, Inc.,
4,650	6.750%, 06/01/13	4,650
7,500	8.750%, 06/01/16	8,062
2,750	Starwood Hotels & Resorts
	Worldwide, Inc., 7.875%,
	10/15/14	3,138
	Universal City Development
	Partners Ltd./UCDP Finance,
	Inc.,
4,150	8.875%, 11/15/15	4,378
15,415	10.875%, 11/15/16	16,726
6,101	Wendy’s/Arby’s Restaurants
	LLC, 10.000%, 07/15/16	6,650

		220,121

	Household Durables — 1.0%
353	D.R. Horton, Inc., 5.625%,
	09/15/14	357
22,965	K Hovnanian Enterprises, Inc.,
	10.625%, 10/15/16	23,223
5,000	KB Home, 9.100%, 09/15/17	5,250
	Lennar Corp.,
1,800	5.600%, 05/31/15	1,697
18,050	6.950%, 06/01/18	17,012
	Meritage Homes Corp.,
3,764	6.250%, 03/15/15	3,750
13,370	7.150%, 04/15/20	13,270
	Standard Pacific Corp.,
11,201	6.250%, 04/01/14	11,649
7,410	7.000%, 08/15/15	7,632
425	8.375%, 05/15/18	438
3,340	10.750%, 09/15/16	3,808

		88,086

	Internet & Catalog Retail — 0.1%
12,000	Affinion Group, Inc., 7.875%,
	12/15/18 (e)	11,070

	Leisure Equipment & Products — 1.0%
11,350	Da-Lite Screen Co., Inc.,
	12.500%, 04/01/15 (c)	12,144
43,349	Eastman Kodak Co., 9.750%,
	03/01/18 (e)	42,590
11,050	FGI Holding Co., Inc., PIK,
	11.250%, 10/01/15 (e)	10,498
11,440	Icon Health & Fitness, 11.875%,
	10/15/16 (e)	11,383
5,350	Steinway Musical Instruments,
	Inc., 7.000%, 03/01/14 (e)	5,337

		81,952

	Media — 4.6%
12,000	Allbritton Communications Co.,
	8.000%, 05/15/18	11,910
4,150	Barrington Broadcasting Group
	LLC/Barrington Broadcasting
	Capital Corp., 10.500%,
	08/15/14	3,860
15,400	Block Communications, Inc.,
	8.250%, 12/15/15 (e)	15,477
4,750	Cengage Learning Acquisitions,
	Inc., 10.500%, 01/15/15 (e)	4,750
	Clear Channel Worldwide
	Holdings, Inc.,
4,500	9.250%, 12/15/17	4,770
19,460	9.250%, 12/15/17	20,774
4,550	Entravision Communications
	Corp., 8.750%, 08/01/17 (e)	4,755
5,900	Fisher Communications, Inc.,
	8.625%, 09/15/14	5,988
	Gannett Co., Inc.,
2,325	6.375%, 09/01/15 (e)	2,348
4,510	7.125%, 09/01/18 (e)	4,533
4,950	8.750%, 11/15/14	5,494
8,236	9.375%, 11/15/17	9,163
4,714	10.000%, 04/01/16	5,374
2,900	Gray Television, Inc., 10.500%,
	06/29/15	2,900
21,525	Intelsat Intermediate Holding Co.
	S.A., (Luxembourg), SUB,
	9.500%, 02/01/15 (m)	22,171
	Intelsat Jackson Holdings S.A.,
	(Luxembourg),
8,640	7.250%, 10/15/20 (e)	8,618
5,250	8.500%, 11/01/19 (e)	5,644
12,725	11.250%, 06/15/16	13,600
	Intelsat Luxembourg S.A.,
	(Luxembourg),
39,051	11.250%, 02/04/17 (m)	40,906
40,400	PIK, 11.500%, 02/04/17	42,824
	Intelsat Subsidiary Holding Co.
	S.A., (Bermuda),
7,250	8.875%, 01/15/15	7,431
6,240	8.875%, 01/15/15 (e)	6,365
	Lamar Media Corp.,
1,175	6.625%, 08/15/15	1,195
1,147	6.625%, 08/15/15	1,156
925	LBI Media, Inc., 8.500%,
	08/01/17 (e)	754

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
17,240	McClatchy Co. (The), 11.500%,
	02/15/17	18,059
20,800	Media General, Inc., 11.750%,
	02/15/17 (c)	21,424
	Nexstar Broadcasting, Inc.,
1,498	7.000%, 01/15/14	1,468
4,551	PIK, 7.000%, 01/15/14	4,414
4,850	Nexstar Broadcasting,
	Inc./Mission Broadcasting, Inc.,
	8.875%, 04/15/17 (e)	5,056
2,205	Nexstar Finance Holdings
	LLC/Nexstar Finance Holdings,
	Inc., SUB, 11.375%, 04/01/13	2,249
	Nielsen Finance LLC/Nielsen
	Finance Co.,
8,705	7.750%, 10/15/18 (e)	8,857
3,800	11.500%, 05/01/16	4,332
5,001	SUB, 0.000%, 08/01/16	5,051
5,880	ProQuest LLC/ProQuest Notes
	Co., 9.000%, 10/15/18 (e)	6,056
3,750	Quebecor Media, Inc., (Canada),
	7.750%, 03/15/16	3,862
3,708	Radio One, Inc., 12.500%,
	05/11/16 (e)	3,485
	Sinclair Television Group, Inc.,
1,000	8.375%, 10/15/18 (e)	1,025
2,739	9.250%, 11/01/17 (e)	2,965
13,862	Telesat Canada/Telesat LLC,
	(Canada), 11.000%, 11/01/15	15,421
182	Valassis Communications, Inc.,
	8.250%, 03/01/15	191
	WMG Acquisition Corp.,
19,378	7.375%, 04/15/14 (c)	18,022
6,239	9.500%, 06/15/16	6,504
8,429	WMG Holdings Corp., SUB,
	9.500%, 12/15/14	7,776

		388,977

	Multiline Retail — 0.8%
11,445	HSN, Inc., 11.250%, 08/01/16	13,019
	QVC, Inc.,
2,425	7.125%, 04/15/17 (e)	2,546
2,425	7.375%, 10/15/20 (e)	2,534
12,700	7.500%, 10/01/19 (e)	13,335
37,245	Sears Holdings Corp., 6.625%,
	10/15/18 (e)	34,731

		66,165

	Specialty Retail — 2.9%
9,150	ACE Hardware Corp., 9.125%,
	06/01/16 (e)	9,699
4,118	Asbury Automotive Group, Inc.,
	8.375%, 11/15/20 (e)	4,159
2,817	Burlington Coat Factory
	Investment Holdings, Inc., SUB,
	14.500%, 10/15/14	2,930
23,448	Burlington Coat Factory
	Warehouse Corp., 11.125%,
	04/15/14	24,093
2,715	Express LLC/Express Finance
	Corp., 8.750%, 03/01/18	2,878
24,097	General Nutrition Centers, Inc.,
	PIK, 5.750%, 03/15/14	23,374
11,600	Giraffe Acquisition Corp.,
	9.125%, 12/01/18 (e)	11,658
1,000	Michael Foods, Inc., 9.750%,
	07/15/18 (e)	1,080
	Michael’s Stores, Inc.,
16,815	7.750%, 11/01/18 (e)	16,352
12,665	11.375%, 11/01/16	13,694
48,074	SUB, 0.000%, 11/01/16	46,512
10,445	NBC Acquisition Corp., SUB,
	11.000%, 03/15/13	6,841
	Nebraska Book Co., Inc.,
17,541	8.625%, 03/15/12 (c)	15,655
3,907	10.000%, 12/01/11	3,878
11,850	Penske Auto Group, Inc.,
	7.750%, 12/15/16 (m)	11,643
10,700	PEP Boys - Manny, Moe & Jack,
	7.500%, 12/15/14 (m)	10,673
2,400	Petco Animal Supplies, Inc.,
	9.250%, 12/01/18 (e)	2,418
1,800	Rent-A-Center, Inc., 6.625%,
	11/15/20 (e)	1,773
6,138	Toys R U.S., Inc., 7.875%,
	04/15/13 (m)	6,383
19,420	Toys R US - Delaware, Inc.,
	7.375%, 09/01/16 (e)	20,270
9,950	Toys R Us Property Co II LLC,
	8.500%, 12/01/17	10,572

		246,535

	Textiles, Apparel & Luxury Goods — 0.3%
2,805	Broder Brothers Co., PIK,
	12.000%, 10/15/13 (e) (f) (i)	2,440
6,743	Hanesbrands, Inc., VAR,
	4.121%, 12/15/14	6,642
16,391	Quiksilver, Inc., 6.875%,
	04/15/15 (m)	15,571

		24,653

	Total Consumer Discretionary	1,867,916

Consumer Staples — 3.4%
	Beverages — 0.3%
	Constellation Brands, Inc.,
2,900	7.250%, 09/01/16	3,110
10,375	7.250%, 05/15/17	11,153
6,240	8.375%, 12/15/14	6,872
	Cott Beverages, Inc.,
1,120	8.125%, 09/01/18	1,198
1,000	8.375%, 11/15/17	1,063

		23,396

	Food & Staples Retailing — 1.2%

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food & Staples Retailing — Continued
22,665	Ingles Markets, Inc., 8.875%,
	05/15/17 (m)	24,479
	Rite Aid Corp.,
24,990	7.500%, 03/01/17 (m)	23,553
6,500	9.500%, 06/15/17	5,395
13,400	9.750%, 06/12/16 (c)	14,388
3,800	10.250%, 10/15/19	3,943
2,750	10.375%, 07/15/16	2,853
5,875	Stater Brothers Holdings,
	7.750%, 04/15/15	6,007
	SUPERVALU, Inc.,
10,850	7.500%, 11/15/14	10,769
7,575	8.000%, 05/01/16 (c)	7,442

		98,829

	Food Products — 1.0%
3,725	Bumble Bee Foods LLC,
	7.750%, 12/15/15	4,247
	Chiquita Brands International,
	Inc.,
7,272	7.500%, 11/01/14 (m)	7,199
2,900	8.875%, 12/01/15 (c)	2,929
	Dean Foods Co.,
500	6.900%, 10/15/17	436
2,000	7.000%, 06/01/16	1,835
	Dole Food Co., Inc.,
350	8.000%, 10/01/16 (e)	364
6,300	13.875%, 03/15/14	7,639
2,165	Eurofresh, Inc., 15.000%,
	11/18/16 (f) (i)	2,165
2,700	Expedia, Inc., 5.950%, 08/15/20
	(e)	2,734
12,754	JBS USA LLC/JBS USA
	Finance, Inc., 11.625%, 05/01/14	14,858
5,350	Simmons Foods, Inc., 10.500%,
	11/01/17 (e)	5,537
	Smithfield Foods, Inc.,
7,456	7.750%, 05/15/13 (c)	7,829
9,010	7.750%, 07/01/17	9,100
7,105	10.000%, 07/15/14 (e)	8,029
12,014	Tyson Foods, Inc., 7.350%,
	04/01/16 (m)	13,215

		88,116

	Household Products — 0.4%
	Spectrum Brands Holdings, Inc.,
12,150	9.500%, 06/15/18 (e)	13,152
19,814	PIK, 12.000%, 08/28/19	21,994

		35,146

	Personal Products — 0.3%
18,695	American Achievement Corp.,
	10.875%, 04/15/16 (e)	18,508
7,633	Visant Corp., 10.000%, 10/01/17
	(e)	7,881

		26,389

	Tobacco — 0.2%
16,955	Alliance One International, Inc.,
	10.000%, 07/15/16	17,718

	Total Consumer Staples	289,594

Energy — 11.0%
	Energy Equipment & Services — 1.7%
5,315	Calfrac Holdings LP, 7.500%,
	12/01/20 (e)	5,288
6,000	Exterran Holdings, Inc., 7.250%,
	12/01/18 (e)	6,000
3,800	Frac Tech Services LLC/Frac
	Tech Finance, Inc., 7.125%,
	11/15/18 (e)	3,772
	Gibson Energy ULC/GEP
	Midstream Finance Corp.,
	(Canada),
18,840	10.000%, 01/15/18	18,840
12,568	11.750%, 05/27/14	13,825
9,047	Global Geophysical Services,
	Inc., 10.500%, 05/01/17	8,957
13,530	Helix Energy Solutions Group,
	Inc., 9.500%, 01/15/16 (e) (m)	14,071
14,493	Key Energy Services, Inc.,
	8.375%, 12/01/14 (m)	15,326
6,400	Parker Drilling Co., 9.125%,
	04/01/18	6,624
13,500	PHI, Inc., 8.625%, 10/15/18 (e)	13,601
9,845	Precision Drilling Corp.,
	(Canada), 6.625%, 11/15/20 (e)	9,944
4,250	Pride International, Inc., 6.875%,
	08/15/20	4,505
16,200	Seadrill Ltd., (Bermuda),
	6.500%, 10/05/15	15,876
4,100	Sevan Marine ASA, (Norway),
	12.000%, 08/10/15 (e)	4,346

		140,975

	Oil, Gas & Consumable Fuels — 9.3%
19,603	Alon Refining Krotz Springs,
	Inc., 13.500%, 10/15/14	19,113
14,075	Alta Mesa Holdings/Alta Mesa
	Finance Services Corp., 9.625%,
	10/15/18 (e)	13,653
1,650	AmeriGas Partners LP/AmeriGas
	Eagle Finance Corp., 7.125%,
	05/20/16	1,716
7,975	Anadarko Petroleum Corp.,
	6.375%, 09/15/17	8,615
9,767	Antero Resources Finance Corp.,
	9.375%, 12/01/17	10,060
5,200	Arch Coal, Inc., 7.250%,
	10/01/20	5,694
41,857	Bill Barrett Corp., 9.875%,
	07/15/16 (m)	45,624
17,920	Brigham Exploration Co.,
	8.750%, 10/01/18 (e)	19,085
10,930	Carrizo Oil & Gas, Inc., 8.625%,
	10/15/18 (e)	10,875

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	Chesapeake Energy Corp.,
7,560	6.875%, 08/15/18	7,711
8,120	6.875%, 11/15/20	8,303
6,880	7.250%, 12/15/18	7,224
2,400	7.625%, 07/15/13	2,598
10,775	9.500%, 02/15/15	12,068
18,287	Citgo Petroleum Corp., 11.500%,
	07/01/17 (e)	20,939
	Cloud Peak Energy Resources
	LLC/Cloud Peak Energy Finance
	Corp.,
11,455	8.250%, 12/15/17	12,486
8,310	8.500%, 12/15/19	9,141
36,622	Comstock Resources, Inc.,
	8.375%, 10/15/17	36,988
	Consol Energy, Inc.,
9,055	8.000%, 04/01/17 (e)	9,734
7,000	8.250%, 04/01/20 (e)	7,578
3,575	Continental Resources, Inc.,
	7.125%, 04/01/21 (e)	3,754
2,830	Copano Energy LLC/Copano
	Energy Finance Corp., 7.750%,
	06/01/18	2,830
7,050	Crosstex Energy LP/Crosstex
	Energy Finance Corp., 8.875%,
	02/15/18	7,350
13,993	Denbury Resources, Inc.,
	8.250%, 02/15/20	15,252
	El Paso Corp.,
4,950	6.500%, 09/15/20 (e) (f)	5,030
4,305	6.875%, 06/15/14 (m)	4,634
950	7.000%, 06/15/17	1,001
3,869	7.250%, 06/01/18	4,123
1,500	7.875%, 06/15/12	1,588
5,150	8.250%, 02/15/16	5,633
4,750	El Paso Performance-Linked
	Trust, 7.750%, 07/15/11 (e)	4,879
4,800	El Paso Pipeline Partners
	Operating Co., LLC, 6.500%,
	04/01/20	5,148
2,000	Encore Acquisition Co., 9.500%,
	05/01/16	2,200
3,750	Ferrellgas LP/Ferrellgas Finance
	Corp., 9.125%, 10/01/17	4,125
21,450	Ferrellgas Partners LP/Ferrellgas
	Partners Finance Corp., 8.625%,
	06/15/20	23,220
6,950	Forbes Energy Services
	LLC/Forbes Energy Capital, Inc.,
	11.000%, 02/15/15	6,880
11,260	Foresight Energy LLC/Foresight
	Energy Corp., 9.625%, 08/15/17
	(e)	11,936
	Forest Oil Corp.,
35,123	7.250%, 06/15/19 (m)	35,825
8,165	8.500%, 02/15/14	8,859
	Frontier Oil Corp.,
4,250	6.875%, 11/15/18	4,313
7,355	8.500%, 09/15/16	7,723
8,708	Hilcorp Energy I LP/Hilcorp
	Finance Co., 7.625%, 04/15/21
	(e)	8,926
7,270	Holly Corp., 9.875%, 06/15/17	7,906
	Holly Energy Partners LP/Holly
	Energy Finance Corp.,
11,575	6.250%, 03/01/15 (m)	11,517
5,700	8.250%, 03/15/18 (e)	6,014
	Inergy LP/Inergy Finance Corp.,
2,676	6.875%, 12/15/14	2,709
14,000	7.000%, 10/01/18 (e)	14,350
7,300	8.250%, 03/01/16	7,592
750	8.750%, 03/01/15	799
	Linn Energy LLC/Linn Energy
	Finance Corp.,
7,450	8.625%, 04/15/20 (e)	7,897
2,000	11.750%, 05/15/17	2,280
10,000	MarkWest Energy Partners
	LP/MarkWest Energy Finance
	Corp., 6.750%, 11/01/20	9,975
	Newfield Exploration Co.,
6,180	6.625%, 09/01/14	6,304
8,075	6.875%, 02/01/20	8,438
3,675	7.125%, 05/15/18	3,859
	NFR Energy LLC/NFR Energy
	Finance Corp.,
28,141	9.750%, 02/15/17 (e)	27,789
7,500	Patriot Coal Corp., 8.250%,
	04/30/18	7,500
16,777	Penn Virginia Corp., 10.375%,
	06/15/16 (m)	18,455
6,550	Penn Virginia Resource Partners
	LP/Penn Virginia Resource
	Finance Corp., 8.250%, 04/15/18	6,665
182	Petroleum Development Corp.,
	12.000%, 02/15/18	204
15,175	Pioneer Drilling Co., 9.875%,
	03/15/18	16,010
	Pioneer Natural Resources Co.,
2,499	5.875%, 07/15/16	2,578
6,635	6.650%, 03/15/17	7,037
4,950	6.875%, 05/01/18	5,268
15,897	7.500%, 01/15/20	17,735
	Plains Exploration & Production
	Co.,
5,040	7.625%, 04/01/20	5,330
7,475	10.000%, 03/01/16	8,297
10,534	QEP Resources, Inc., 6.875%,
	03/01/21	11,113
3,750	Quicksilver Resources, Inc.,
	11.750%, 01/01/16	4,303

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	Range Resources Corp.,
1,000	6.375%, 03/15/15	1,020
1,080	6.750%, 08/01/20	1,118
3,270	7.250%, 05/01/18	3,417
19,245	7.500%, 05/15/16 (m)	19,918
2,000	7.500%, 10/01/17	2,110
2,000	8.000%, 05/15/19	2,180
3,500	Suburban Propane Partners
	LP/Suburban Energy Finance
	Corp., 7.375%, 03/15/20	3,762
	Swift Energy Co.,
15,772	7.125%, 06/01/17	15,614
11,000	8.875%, 01/15/20	11,853
	Targa Resources Partners
	LP/Targa Resources Partners
	Finance Corp.,
8,025	7.875%, 10/15/18 (e)	8,266
8,266	8.250%, 07/01/16	8,596
2,915	11.250%, 07/15/17	3,323
10,700	W&T Offshore, Inc., 8.250%,
	06/15/14 (e)	10,379
	Western Refining, Inc.,
13,061	11.250%, 06/15/17 (e)	13,731
9,872	VAR, 10.750%, 06/15/14 (e)	10,316
3,280	Whiting Petroleum Corp.,
	6.500%, 10/01/18	3,329

		791,290

	Total Energy	932,265

Financials — 10.6%
	Commercial Banks — 2.1%
	Bank of America Corp.,
3,825	5.625%, 07/01/20	3,845
14,445	VAR, 8.000%, 01/30/18 (x)	14,432
11,075	VAR, 8.125%, 05/15/18 (x)	11,065
1,100	BankAmerica Capital II, 8.000%,
	12/15/26	1,105
12,575	BankAmerica Institutional
	Capital B, Class B, 7.700%,
	12/31/26 (e)	12,575
	Barclays Bank plc, (United
	Kingdom),
16,175	VAR, 5.926%, 12/15/16 (e) (m)
	(x)	14,558
17,850	VAR, 7.434%, 12/15/17 (e) (m)
	(x)	17,136
1,385	Capital One Capital IV, VAR,
	6.745%, 02/17/37	1,368
20,275	Capital One Capital V, 10.250%,
	08/15/39 (m)	21,441
4,300	Capital One Capital VI, 8.875%,
	05/15/40	4,494
12,671	Countrywide Capital III, 8.050%,
	06/15/27	13,067
6,890	Credit Agricole S.A., (France),
	VAR, 6.637%, 05/31/17 (e) (m)
	(x)	5,994
1,922	NB Capital Trust II, 7.830%,
	12/15/26	1,929
4,750	NB Capital Trust IV, 8.250%,
	04/15/27	4,786
1,000	Regions Financial Corp.,
	6.375%, 05/15/12	970
60,498	Wachovia Capital Trust III,
	VAR, 5.800%, 03/15/11 (m) (x)	50,818

		179,583

	Consumer Finance — 2.5%
	Ally Financial, Inc.,
22,325	6.250%, 12/01/17 (e)	21,432
5,053	6.750%, 12/01/14	5,167
5,450	7.500%, 09/15/20 (e)	5,341
70,360	8.000%, 11/01/31	72,822
17,579	American General Finance
	Corp., 6.900%, 12/15/17	13,932
	Ford Motor Credit Co. LLC,
5,525	6.625%, 08/15/17	5,695
6,800	7.500%, 08/01/12 (m)	7,203
10,500	8.000%, 06/01/14 (m)	11,397
40,445	8.000%, 12/15/16 (m)	44,434
10,500	8.125%, 01/15/20	12,049
6,850	8.700%, 10/01/14	7,614
4,980	VAR, 3.039%, 01/13/12 (m)	4,980

		212,066

	Diversified Financial Services — 1.9%
12,624	ACE Cash Express, Inc.,
	10.250%, 10/01/14 (e) (f) (i)	10,794
3,500	Aircastle Ltd., (Bermuda),
	9.750%, 08/01/18	3,797
	Block Financial LLC,
2,000	5.125%, 10/30/14	1,935
2,225	7.875%, 01/15/13	2,299
7,055	Cardtronics, Inc., 8.250%,
	09/01/18	7,372
	CIT Group, Inc.,
18,879	7.000%, 05/01/15	18,596
15,600	7.000%, 05/01/16	15,327
	CNG Holdings, Inc.,
5,750	12.250%, 02/15/15 (e)	6,167
1,300	13.750%, 08/15/15 (e)	1,300
	Deluxe Corp.,
3,797	5.125%, 10/01/14	3,759
8,155	7.375%, 06/01/15	8,440
9,885	ILFC E-Capital Trust I, VAR,
	5.900%, 12/21/65 (e)	7,278
12,270	ILFC E-Capital Trust II, VAR,
	6.250%, 12/21/65 (e)	9,586
	International Lease Finance
	Corp.,
6,095	8.625%, 09/15/15 (e)	6,430

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
13,670	8.750%, 03/15/17 (e)	14,388
11,100	8.875%, 09/01/17	11,766
6,465	Northern Tier Energy LLC and
	Norther Tier Finance Corp.,
	10.500%, 12/01/17 (e)	6,546
5,655	SquareTwo Financial Corp.,
	11.625%, 04/01/17 (e)	5,443
12,950	Tops Holding Corp./Tops
	Markets LLC, 10.125%,
	10/15/15	13,792

		155,015

	Insurance — 3.2%
	American International Group, Inc.,
7,325	6.400%, 12/15/20 (f)	7,306
20,515	VAR, 8.175%, 05/15/58	20,925
6,155	Crum & Forster Holdings Corp.,
	7.750%, 05/01/17	6,440
	Fairfax Financial Holdings Ltd.,
	(Canada),
4,675	7.750%, 06/15/17	4,891
2,875	8.250%, 10/01/15	3,055
	Genworth Financial, Inc.,
4,500	7.200%, 02/15/21	4,455
42,575	VAR, 6.150%, 11/15/66	32,463
	HUB International Holdings,
	Inc.,
2,800	9.000%, 12/15/14 (e)	2,800
40,825	10.250%, 06/15/15 (e) (m)	40,825
	Liberty Mutual Group, Inc.,
7,425	7.800%, 03/15/37 (e)	7,351
78,797	VAR, 10.750%, 06/15/58 (e)	96,132
	Nationwide Mutual Insurance Co.,
3,567	8.250%, 12/01/31 (e)	3,762
8,250	9.375%, 08/15/39 (e)	9,569
	USI Holdings Corp.,
18,024	9.750%, 05/15/15 (e) (m)	17,934
17,338	VAR, 4.161%, 11/15/14 (e) (f) (i)	14,824

		272,732

	Real Estate Investment Trusts (REITs) — 0.9%
7,350	CB Richard Ellis Services, Inc.,
	6.625%, 10/15/20 (e)	7,350
5,500	Colonial Realty LP, 6.250%,
	06/15/14	5,712
10,086	DuPont Fabros Technology LP,
	8.500%, 12/15/17	10,918
12,429	First Industrial LP, 6.420%,
	06/01/14	12,474
8,500	Host Hotels & Resorts, Inc.,
	6.000%, 11/01/20 (e)	8,373
16,045	Omega Healthcare Investors,
	Inc., 6.750%, 10/15/22 (e)	16,005
5,012	Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/01/18 (e)	5,062
8,890	Senior Housing Properties Trust,
	6.750%, 04/15/20	9,423

		75,317

	Total Financials	894,713

Health Care — 4.5%
	Biotechnology — 0.1%
1,925	Bio-Rad Laboratories, Inc.,
	8.000%, 09/15/16	2,103
4,865	Talecris Biotherapeutics
	Holdings Corp., 7.750%,
	11/15/16	5,254

		7,357

	Health Care Equipment & Supplies — 0.2%
13,650	Biomet, Inc., 10.000%, 10/15/17
	(m)	14,879
1,750	DJO Finance LLC/DJO Finance
	Corp., 10.875%, 11/15/14	1,907

		16,786

	Health Care Providers & Services — 3.1%
6,436	Capella Healthcare, Inc.,
	9.250%, 07/01/17 (e)	6,782
9,112	CHS/Community Health
	Systems, Inc., 8.875%, 07/15/15	9,533
	DaVita, Inc.,
8,500	6.375%, 11/01/18	8,426
8,500	6.625%, 11/01/20	8,425
8,669	FMC Finance III S.A.,
	(Luxembourg), 6.875%,
	07/15/17	9,254
3,200	Fresenius Medical Care Capital
	Trust IV, 7.875%, 06/15/11	3,264
	HCA, Inc.,
3,716	5.750%, 03/15/14	3,646
2,550	6.300%, 10/01/12 (m)	2,595
5,553	6.375%, 01/15/15	5,456
1,275	6.750%, 07/15/13	1,304
5,275	7.250%, 09/15/20	5,532
8,556	8.500%, 04/15/19	9,326
2,050	9.125%, 11/15/14	2,137
24,025	9.250%, 11/15/16 (m)	25,707
5,800	9.875%, 02/15/17	6,336
8,992	Health Management Associates,
	Inc., 6.125%, 04/15/16	9,071
3,150	IASIS Healthcare LLC/IASIS
	Capital Corp., 8.750%, 06/15/14	3,189
5,200	LifePoint Hospitals, Inc.,
	6.625%, 10/01/20 (e)	5,200
18,600	Multiplan, Inc., 9.875%,
	09/01/18 (e)	19,763
	Omnicare, Inc.,
8,501	6.875%, 12/15/15	8,586
2,750	7.750%, 06/01/20	2,819

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care Providers & Services — Continued
15,050	OnCure Holdings, Inc., 11.750%,
	05/15/17 (e)	13,846
8,100	Radiation Therapy Services, Inc.,
	9.875%, 04/15/17 (e)	7,918
19,814	Select Medical Corp., 7.625%,
	02/01/15	19,715
6,382	Team Finance LLC/Health
	Finance Corp., 11.250%,
	12/01/13	6,510
	Tenet Healthcare Corp.,
15,294	8.875%, 07/01/19	16,288
425	9.000%, 05/01/15	456
425	10.000%, 05/01/18	475
	Vanguard Health Holding Co. II
	LLC/Vanguard Holding Co. II,
	Inc.,
12,400	8.000%, 02/01/18	12,524
20,950	8.000%, 02/01/18 (e)	21,002
	Ventas Realty LP/Ventas Capital
	Corp.,
1,899	6.500%, 06/01/16	2,005
3,000	6.750%, 04/01/17	3,229

		260,319

	Pharmaceuticals — 1.1%
14,378	Catalent Pharma Solutions, Inc.,
	PIK, 10.250%, 04/15/15	14,522
8,593	Celtic Pharma Phinco B.V., PIK,
	17.000%, 06/15/12 (f) (i)	4,296
	Elan Finance plc/Elan Finance
	Corp., (Ireland),
20,900	8.750%, 10/15/16	20,952
17,700	8.750%, 10/15/16 (e)	17,700
16,802	Mylan, Inc., 7.875%, 07/15/20
	(e)	17,915
	Valeant Pharmaceuticals
	International,
5,450	6.750%, 10/01/17 (e)	5,382
9,400	6.875%, 12/01/18 (e)	9,248
8,070	7.000%, 10/01/20 (e)	7,868

		97,883

	Total Health Care	382,345

Industrials — 9.1%
	Aerospace & Defense — 1.3%
7,900	Alliant Techsystems, Inc.,
	6.875%, 09/15/20	8,058
6,575	BE Aerospace, Inc., 6.875%,
	10/01/20	6,764
	Bombardier, Inc., (Canada),
7,420	7.500%, 03/15/18 (e)	7,939
2,420	7.750%, 03/15/20 (e)	2,602
6,145	Colt Defense LLC/Colt Finance
	Corp., 8.750%, 11/15/17 (e)	3,902
16,444	DigitalGlobe, Inc., 10.500%,
	05/01/14	18,582
	Esterline Technologies Corp.,
4,910	6.625%, 03/01/17	5,008
1,565	7.000%, 08/01/20 (e)	1,620
3,750	Hexcel Corp., 6.750%, 02/01/15	3,806
7,195	Kratos Defense & Security
	Solutions, Inc., 10.000%,
	06/01/17	8,031
2,777	Moog, Inc., 7.250%, 06/15/18	2,860
	Spirit Aerosystems, Inc.,
13,558	6.750%, 12/15/20 (e)	13,592
4,500	7.500%, 10/01/17	4,680
	Triumph Group, Inc.,
10,066	8.000%, 11/15/17	10,368
8,380	8.625%, 07/15/18	9,103

		106,915

	Air Freight & Logistics — 0.0% (g)
4,698	AMGH Merger Sub, Inc.,
	9.250%, 11/01/18 (e)	4,804

	Airlines — 1.4%
787	American Airlines Pass Through
	Trust 2001-01, 7.377%, 05/23/19	760
	American Airlines, Inc.,
4,200	10.500%, 10/15/12	4,589
1,738	13.000%, 08/01/16	2,050
14,525	Continental Airlines 2003-ERJ1
	Pass-Through Trust, 7.875%,
	07/02/18	14,562
2,129	Continental Airlines 2004-ERJ1
	Pass-Through Trust, 9.558%,
	09/01/19	2,176
13,283	Continental Airlines 2005-ERJ1
	Pass-Through Trust, 9.798%,
	04/01/21 (m)	13,582
2,561	Continental Airlines 2006-1
	Class G Pass-Through Trust,
	VAR, FGIC, 0.646%, 06/02/13	2,421
5,706	Continental Airlines 2006-ERJ1
	Pass-Through Trust, 9.318%,
	11/01/19 (e)	5,820
3,200	Continental Airlines, Inc.,
	6.750%, 09/15/15 (e)	3,292
	Delta Air Lines, Inc.,
1,925	4.950%, 05/23/19	1,935
286	6.619%, 03/18/11	290
5,659	8.021%, 08/10/22	5,871
7,790	8.300%, 12/15/29 (d)	185
7,044	8.954%, 08/10/14 (c)	7,378
602	9.500%, 09/15/14 (e)	653
570	9.750%, 12/17/16	620
2,510	10.125%, 05/15/11 (d)	59
	Northwest Airlines, Inc.,
33,504	7.027%, 11/01/19	35,515
2,097	8.028%, 11/01/17 (c)	2,160
8,688	UAL 2007-1 Pass Through
	Trust, 6.636%, 07/02/22	8,927

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Airlines — Continued
	UAL 2007-1 Pass-Through
	Trust,
1,027	7.336%, 07/02/19 (e)	996
1,369	VAR, 3.003%, 07/02/14 (e)	1,136
4,740	UAL 2009-2A Pass-Through
	Trust, 9.750%, 01/15/17	5,480

		120,457

	Building Products — 0.4%
5,460	Associated Materials LLC,
	9.125%, 11/01/17 (e)	5,569
	Building Materials Corp of
	America,
19,475	6.875%, 08/15/18 (e)	19,085
5,265	7.000%, 02/15/20 (e)	5,423
567	Masco Corp., 5.850%, 03/15/17	556

		30,633

	Commercial Services & Supplies — 1.3%
	Cenveo Corp.,
19,038	8.875%, 02/01/18	18,895
9,250	10.500%, 08/15/16 (e)	9,505
6,850	Covanta Holding Corp., 7.250%,
	12/01/20	6,999
	FTI Consulting, Inc.,
8,500	6.750%, 10/01/20 (e)	8,585
2,000	7.750%, 10/01/16	2,050
7,754	Garda World Security Corp.,
	(Canada), 9.750%, 03/15/17 (e)	8,161
	Harland Clarke Holdings Corp.,
16,710	9.500%, 05/15/15	15,457
23,161	VAR, 6.000%, 05/15/15	18,760
	Iron Mountain, Inc.,
2,938	8.000%, 06/15/20	3,144
5,631	8.375%, 08/15/21	6,166
3,205	8.750%, 07/15/18	3,365
2,485	Liberty Tire Recycling,
	11.000%, 10/01/16 (e)	2,597
2,465	Mobile Mini, Inc., 7.875%,
	12/01/20 (e)	2,523
	Quebecor World Capital Corp.,
	(Canada),
8,325	6.125%, 11/15/13 (d) (f)	416
6,815	6.500%, 08/01/27 (d) (f)	341
3,825	9.750%, 01/15/15 (c) (d) (f)	191

		107,155

	Construction & Engineering — 1.1%
18,300	Abengoa Finance SAU, (Spain),
	8.875%, 11/01/17 (e)	17,568
1,000	New Enterprise Stone & Lime
	Co., 11.000%, 09/01/18 (e)	960
28,262	RSC Equipment Rental,
	Inc./RSC Holdings III LLC,
	9.500%, 12/01/14 (m)	29,110
7,460	Tutor Perini Corp., 7.625%,
	11/01/18 (e)	7,553
	United Rentals North America,
	Inc.,
11,750	8.375%, 09/15/20	11,603
12,250	9.250%, 12/15/19 (m)	13,306
8,865	10.875%, 06/15/16	10,062

		90,162

	Electrical Equipment — 0.2%
	Belden, Inc.,
3,408	7.000%, 03/15/17	3,442
5,315	9.250%, 06/15/19	5,820
1,810	General Cable Corp., VAR,
	2.665%, 04/01/15	1,704
5,910	International Wire Group, Inc.,
	9.750%, 04/15/15 (e)	6,124

		17,090

	Environmental Services — 0.1%
7,455	Casella Waste Systems, Inc.,
	11.000%, 07/15/14	8,126

	Industrial Conglomerates — 0.4%
26,680	JB Poindexter & Co., Inc.,
	8.750%, 03/15/14 (m)	26,647
6,375	Pinafore LLC/Pinafore, Inc.,
	9.000%, 10/01/18 (e)	6,725

		33,372

	Industrial Machinery — 0.2%
1,516	Baldor Electric Co., 8.625%,
	02/15/17 (m)	1,690
13,775	Severstal Columbus LLC,
	10.250%, 02/15/18 (e)	14,516

		16,206

	Machinery — 0.4%
3,750	Gardner Denver, Inc., 8.000%,
	05/01/13	3,816
	SPX Corp.,
5,175	6.875%, 09/01/17 (e)	5,434
1,325	7.625%, 12/15/14	1,439
4,550	Thermadyne Holdings Corp.,
	9.000%, 12/15/17 (e)	4,584
8,165	Titan International, Inc., 7.875%,
	10/01/17 (e)	8,491
12,725	Trimas Corp., 9.750%, 12/15/17
	(e) (m)	13,616

		37,380

	Marine — 1.2%
14,000	American Petroleum Tankers
	LLC/AP Tankers Co., 10.250%,
	05/01/15 (e)	14,385
13,918	CMA CGM S.A., (France),
	7.250%, 02/01/13 (e)	12,666
13,586	Commercial Barge Line Co.,
	12.500%, 07/15/17 (c)	15,709
22,360	General Maritime Corp.,
	12.000%, 11/15/17	22,360

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Marine — Continued
21,720	Navios Maritime Holdings Inc/Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	23,186
9,860	Ultrapetrol Bahamas Ltd.,
	(Bahamas), 9.000%, 11/24/14	9,909

		98,215

	Road & Rail — 1.1%
	Avis Budget Car Rental
	LLC/Avis Budget Finance, Inc.,
5,925	7.750%, 05/15/16	5,925
8,625	8.250%, 01/15/19 (e)	8,431
20,298	9.625%, 03/15/18	21,262
151	Hertz Corp. (The), 8.875%,
	01/01/14	154
	Kansas City Southern de Mexico
	S.A. de C.V., (Mexico),
1,854	7.375%, 06/01/14	1,942
1,960	7.625%, 12/01/13	2,029
4,038	12.500%, 04/01/16	5,007
7,175	Kansas City Southern Railway,
	8.000%, 06/01/15 (m)	7,659
	Quality Distribution LLC/QD
	Capital Corp.,
10,515	9.875%, 11/01/18 (e)	10,147
7,600	10.000%, 06/01/13 (f) (i)	7,600
2,325	PIK, 11.750%, 11/01/13 (f) (i)	2,299
23,244	RailAmerica, Inc., 9.250%,
	07/01/17	25,452

		97,907

	Total Industrials	768,422

Information Technology — 3.7%
	Communications Equipment — 0.7%
42,250	Avaya, Inc., 9.750%, 11/01/15	41,933
14,120	Brightstar Corp., 9.500%,
	12/01/16 (e)	14,226

		56,159

	Computers & Peripherals — 0.4%
7,390	Seagate HDD Cayman, (Cayman
	Islands), 6.875%, 05/01/20 (e)	7,020
18,075	Seagate Technology HDD
	Holdings, (Cayman Islands),
	6.800%, 10/01/16 (c)	17,985
8,400	Stratus Technologies, Inc.,
	12.000%, 03/29/15 (e)	7,056

		32,061

	Electronic Equipment, Instruments &
	Components — 0.6%
2,867	Flextronics International Ltd.,
	(Singapore), 6.250%, 11/15/14	2,925
15,559	Intcomex, Inc., 13.250%,
	12/15/14 (e)	16,512
	Sanmina-SCI Corp.,
3,008	6.750%, 03/01/13	3,001
9,630	8.125%, 03/01/16	9,654
3,200	VAR, 3.042%, 06/15/14 (e)	3,036
2,219	Smart Modular Technologies
	WWH, Inc., (Cayman Islands),
	VAR, 5.790%, 04/01/12 (f) (i)	2,195
9,527	Viasystems, Inc., 12.000%,
	01/15/15 (e)	10,670

		47,993

	Electronic Manufacturing Services — 0.1%
12,358	Kemet Corp., 10.500%, 05/01/18
	(e)	13,223

	Internet Software & Services — 0.2%
7,225	Equinix, Inc., 8.125%, 03/01/18	7,568
5,130	Terremark Worldwide, Inc.,
	12.000%, 06/15/17	5,797

		13,365

	IT Services — 0.7%
5,625	Compucom Systems, Inc.,
	12.500%, 10/01/15 (e)	6,047
	Fidelity National Information
	Services, Inc.,
2,573	7.625%, 07/15/17 (e)	2,715
2,063	7.875%, 07/15/20 (e)	2,202
	First Data Corp.,
1,080	8.875%, 08/15/20 (e)	1,123
10,664	9.875%, 09/24/15	9,065
3,045	Interactive Data Corp., 10.250%,
	08/01/18 (e)	3,319
11,225	Sitel LLC/Sitel Finance Corp.,
	11.500%, 04/01/18 (e)	9,541
15,310	Stream Global Services, Inc.,
	11.250%, 10/01/14	15,272
1,050	SunGard Data Systems, Inc.,
	10.625%, 05/15/15	1,139
	Unisys Corp.,
4,670	12.750%, 10/15/14 (e)	5,569
4,745	14.250%, 09/15/15 (e)	5,705

		61,697

	Semiconductors & Semiconductor Equipment
	— 1.0%
	Advanced Micro Devices, Inc.,
1,370	7.750%, 08/01/20 (e)	1,404
21,125	8.125%, 12/15/17	22,287
	Amkor Technology, Inc.,
10,090	7.375%, 05/01/18	10,645
449	9.250%, 06/01/16	476
	Freescale Semiconductor, Inc.,
8,000	9.250%, 04/15/18 (e)	8,380
9,240	10.125%, 03/15/18 (e)	9,979
2,615	10.750%, 08/01/20 (e)	2,596
	NXP B.V./NXP Funding LLC,
	(Netherlands),
16,962	7.875%, 10/15/14 (e) (m)	17,407
1,100	9.750%, 08/01/18 (e)	1,188
11,838	VAR, 3.039%, 10/15/13 (e)	11,187

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Semiconductors & Semiconductor Equipment — Continued
2,850	STATS ChipPAC Ltd.,
	(Singapore), 7.500%, 08/12/15
	(e)	3,014

		88,563

	Total Information Technology	313,061

Materials — 8.4%
	Chemicals — 2.3%
7,593	Basell Finance Co., B.V.,
	(Netherlands), 8.100%, 03/15/27
	(e)	7,935
9,469	Celanese US Holdings LLC,
	6.625%, 10/15/18 (e)	9,729
	CF Industries, Inc.,
10,150	6.875%, 05/01/18	11,140
5,085	7.125%, 05/01/20	5,689
22,495	Chemtura Corp., 7.875%,
	09/01/18 (e)	23,788
	Lyondell Chemical Co.,
19,890	8.000%, 11/01/17 (e)	21,456
45,380	11.000%, 05/01/18	50,486
151	Nova Chemicals Corp.,
	(Canada), 6.500%, 01/15/12	156
6,770	Omnova Solutions, Inc., 7.875%,
	11/01/18 (e)	6,736
38,185	PolyOne Corp., 7.375%,
	09/15/20	39,044
3,850	Rhodia S.A., (France), 6.875%,
	09/15/20 (e)	3,927
5,350	Sterling Chemicals, Inc.,
	10.250%, 04/01/15	5,457
6,065	TPC Group LLC, 8.250%,
	10/01/17 (e)	6,232

		191,775

	Construction Materials — 0.4%
20,560	Hanson Ltd., (United Kingdom),
	6.125%, 08/15/16	20,945
12,600	Texas Industries, Inc., 9.250%,
	08/15/20 (e)	13,167

		34,112

	Containers & Packaging — 1.9%
	Ardagh Packaging Finance plc,
	(Ireland),
4,400	7.375%, 10/15/17 (e)	4,521
7,000	9.125%, 10/15/20 (e)	7,210
	Ball Corp.,
8,000	5.750%, 05/15/21	7,840
4,125	6.750%, 09/15/20	4,393
1,650	7.125%, 09/01/16	1,786
1,650	7.375%, 09/01/19	1,795
	Berry Plastics Corp.,
5,750	8.250%, 11/15/15	5,980
25,500	9.500%, 05/15/18	24,480
14,200	9.750%, 01/15/21 (e)	13,596
941	10.250%, 03/01/16	885
5,450	Berry Plastics Holding Corp.,
	VAR, 5.039%, 02/15/15	5,205
1,500	BWAY Holding Co., 10.000%,
	06/15/18 (e)	1,612
12,863	Constar International, Inc., VAR,
	3.661%, 02/15/12	10,290
151	Crown Americas LLC/Crown
	Americas Capital Corp., 7.750%,
	11/15/15	156
4,000	Graham Packaging Co. LP/GPC
	Capital Corp. I, 8.250%,
	10/01/18 (e)	4,060
	Graphic Packaging International,
	Inc.,
5,200	7.875%, 10/01/18	5,395
4,275	9.500%, 06/15/17	4,638
3,800	Greif, Inc., 7.750%, 08/01/19	4,182
	Owens-Brockway Glass
	Container, Inc.,
3,253	6.750%, 12/01/14 (m)	3,322
1,000	7.375%, 05/15/16	1,073
	Plastipak Holdings, Inc.,
5,019	8.500%, 12/15/15 (e)	5,182
8,500	10.625%, 08/15/19 (e)	9,435
	Reynolds Group Issuer,
	Inc./Reynolds Group Issuer LLC,
4,850	7.125%, 04/15/19 (e)	4,935
6,600	7.750%, 10/15/16 (e)	6,881
13,525	8.500%, 05/15/18 (e)	13,457
5,725	9.000%, 04/15/19 (e)	5,825
5,925	Solo Cup Co., 10.500%,
	11/01/13	6,177

		164,311

	Metals & Mining — 1.3%
3,748	AK Steel Corp., 7.625%,
	05/15/20	3,739
1,323	Arch Western Finance LLC,
	6.750%, 07/01/13	1,338
4,376	California Steel Industries, Inc.,
	6.125%, 03/15/14	4,201
18,036	Essar Steel Algoma, Inc.,
	(Canada), 9.375%, 03/15/15 (e)	18,442
8,800	FMG Resources August 2006
	Pty Ltd., (Australia), 7.000%,
	11/01/15 (e)	8,910
3,875	Gibraltar Industries, Inc.,
	8.000%, 12/01/15	3,817
18,380	Murray Energy Corp., 10.250%,
	10/15/15 (e)	18,747
3,638	Noranda Aluminum Acquisition
	Corp., PIK, 5.193%, 05/15/15	3,220
	Novelis, Inc., (Canada),
7,244	7.250%, 02/15/15	7,452
4,500	11.500%, 02/15/15	5,535

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Metals & Mining — Continued
4,154	Rain CII Carbon LLC, 11.125%,
	11/15/15 (e) (f) (i)	4,465
10,400	Rain CII Carbon LLC and CII
	Carbon Corp., 8.000%, 12/01/18
	(e)	10,387
4,500	Ryerson, Inc., 12.000%,
	11/01/15	4,618
4,925	Steel Dynamics, Inc., 7.625%,
	03/15/20 (e)	5,270
	United States Steel Corp.,
1,075	6.050%, 06/01/17	1,048
231	7.000%, 02/01/18	229
9,685	7.375%, 04/01/20	9,673
5,469	Wolverine Tube, Inc., PIK,
	15.000%, 03/31/12	1,914

		113,005

	Paper & Forest Products — 2.5%
27,726	ABI Escrow Corp., 10.250%,
	10/15/18 (e)	28,904
	Abitibi-Consolidated Co. of
	Canada, (Canada),
8,431	6.000%, 06/20/13 (d)	1,370
15,841	7.750%, 06/15/11 (d)	2,574
20,371	8.375%, 04/01/15 (d)	3,311
15,060	13.750%, 04/01/11 (d) (e)	17,488
	Abitibi-Consolidated, Inc.,
3,880	7.400%, 04/01/18 (d)	631
2,425	7.500%, 04/01/28 (d)	394
680	8.550%, 08/01/10 (d)	110
44,081	8.850%, 08/01/30 (d)	7,163
16,800	Appleton Papers, Inc., 10.500%,
	06/15/15 (e)	16,464
5,250	Boise Paper Holdings LLC/Boise
	Co.-Issuer Co., 8.000%, 04/01/20	5,683
4,150	Bowater Canada Finance Corp.,
	(Canada), 7.950%, 11/15/11 (d)	1,816
	Cascades, Inc., (Canada),
6,710	7.750%, 12/15/17	7,029
4,000	7.875%, 01/15/20	4,200
	Domtar Corp.,
2,015	7.125%, 08/15/15	2,199
5,377	10.750%, 06/01/17	6,761
	Georgia-Pacific LLC,
4,400	7.000%, 01/15/15 (e)	4,532
8,090	7.125%, 01/15/17 (e)	8,535
151	8.125%, 05/15/11	155
3,800	8.250%, 05/01/16 (e)	4,199
61,532	NewPage Corp., 11.375%,	55,686
	12/31/14
	P.H. Glatfelter Co.,
6,810	7.125%, 05/01/16	7,031
3,970	PE Paper Escrow GmbH,
	(Austria), 12.000%, 08/01/14 (e)	4,566
3,200	Potlatch Corp., 7.500%, 11/01/19	3,324
	Smurfit-Stone Container
	Enterprises, Inc.,
25,818	8.000%, 03/15/17 (d) (f) (i)	1,210
19,431	8.375%, 07/01/12 (d) (f) (i)	911
	Verso Paper Holdings
	LLC/Verso Paper, Inc.,
13,695	9.125%, 08/01/14 (c)	13,593
1,050	11.500%, 07/01/14	1,139

		210,978

	Total Materials	714,181

Telecommunication Services — 6.0%
	Diversified Telecommunication Services — 3.1%
	Cincinnati Bell, Inc.,
37	7.000%, 02/15/15	37
7,125	8.250%, 10/15/17	6,911
4,840	8.750%, 03/15/18	4,380
	Clearwire Communications
	LLC/Clearwire Finance, Inc.,
6,000	12.000%, 12/01/15 (e)	6,367
50,823	12.000%, 12/01/15 (e)	53,809
	Frontier Communications Corp.,
6,340	7.125%, 03/15/19	6,562
3,945	7.875%, 04/15/15	4,300
800	8.125%, 10/01/18	880
775	8.250%, 05/01/14	856
3,945	8.250%, 04/15/17	4,340
13,095	8.500%, 04/15/20	14,404
3,945	8.750%, 04/15/22	4,330
	Global Crossing Ltd.,
	(Bermuda),
4,900	9.000%, 11/15/19 (e)	4,839
2,965	12.000%, 09/15/15	3,335
	Level 3 Financing, Inc.,
300	8.750%, 02/15/17	275
45,588	9.250%, 11/01/14 (m)	43,992
14,015	PAETEC Holding Corp.,
	8.875%, 06/30/17 (m)	14,646
	Qwest Communications
	International, Inc.,
17,455	7.125%, 04/01/18 (e) (m)	18,153
2,500	7.500%, 02/15/14	2,525
4,115	8.000%, 10/01/15	4,372
	Qwest Corp.,
10,000	6.500%, 06/01/17 (m)	11,100
1,000	7.500%, 10/01/14 (m)	1,132
12,996	7.625%, 06/15/15 (m)	14,978
1,000	8.375%, 05/01/16	1,200
2,400	8.875%, 03/15/12	2,610
	Windstream Corp.,
500	7.000%, 03/15/19	488
8,200	7.875%, 11/01/17	8,610
10,025	8.125%, 08/01/13 (m)	10,952
10,190	8.125%, 09/01/18	10,496

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
3,950	8.625%, 08/01/16	4,098

		264,977

	Wireless Telecommunication Services — 2.9%
6,160	CC Holdings GS V LLC/Crown
	Castle GS III Corp., 7.750%,
	05/01/17 (e)	6,792
	Cricket Communications, Inc.,
4,810	7.750%, 05/15/16	4,918
27,325	7.750%, 10/15/20 (e)	25,208
3,720	Crown Castle International
	Corp., 9.000%, 01/15/15	4,101
4,270	iPCS, Inc., VAR, 2.412%,
	05/01/13	4,078
	MetroPCS Wireless, Inc.,
5,000	6.625%, 11/15/20	4,762
6,200	7.875%, 09/01/18	6,425
58,800	Nextel Communications, Inc.,
	7.375%, 08/01/15 (m)	56,742
	NII Capital Corp.,
19,530	8.875%, 12/15/19	21,141
7,455	10.000%, 08/15/16	8,275
3,250	NII Holdings, Inc., 3.125%,
	06/15/12	3,157
1,025	SBA Telecommunications, Inc.,
	8.250%, 08/15/19	1,122
	Sprint Nextel Corp.,
67,435	6.000%, 12/01/16 (m)	63,220
5,425	8.375%, 08/15/17	5,642
	Wind Acquisition Finance S.A.,
	(Luxembourg),
9,025	7.250%, 02/15/18 (e)	8,890
10,915	11.750%, 07/15/17 (e)	12,116
7,827	PIK, 12.250%, 07/15/17 (e)	8,844

		245,433

	Total Telecommunication
	Services	510,410

Utilities — 4.3%
	Electric Utilities — 0.2%
1,200	Ipalco Enterprises, Inc., 7.250%,
	04/01/16 (e)	1,290
2,500	PNM Resources, Inc., 9.250%,
	05/15/15	2,775
8,000	Public Service Co. of New
	Mexico, 7.950%, 05/15/18	8,903

		12,968

	Gas Utilities — 0.1%
1,627	Copano Energy LLC/Copano
	Energy Finance Corp., 8.125%,
	03/01/16	1,643
8,570	Genesis Energy LP/Genesis
	Energy Finance Corp., 7.875%,
	12/15/18 (e)	8,495

		10,138

	Independent Power Producers & Energy
	Traders — 3.9%
	AES Eastern Energy LP,
2,997	9.000%, 01/02/17	3,125
29,145	9.670%, 01/02/29	31,258
8,275	Calpine Construction Finance
	Co. LP and CCFC Finance
	Corp., 8.000%, 06/01/16 (e)	8,709
	Calpine Corp.,
10,011	7.250%, 10/15/17 (e)	9,961
52,220	7.500%, 02/15/21 (e)	51,306
6,976	7.875%, 07/31/20 (e)	7,046
5,075	Calpine Generating Co. LLC,
	HB, 4,823.931%, 04/01/11 (d)	508
	Dynegy Holdings, Inc.,
12,200	7.125%, 05/15/18 (m)	7,808
3,900	7.500%, 06/01/15	2,896
151	8.375%, 05/01/16	110
3,000	8.750%, 02/15/12	3,007
41,590	Dynegy Roseton/Danskammer
	Pass-Through Trust, 7.670%,
	11/08/16 (m)	38,887
	Edison Mission Energy,
13,102	7.000%, 05/15/17	10,285
51,456	7.200%, 05/15/19 (m)	39,621
828	FPL Energy Wind Funding LLC,
	6.876%, 06/27/17 (e)	804
10,785	GenOn Escrow Corp., 9.875%,
	10/15/20 (e)	10,273
	Homer City Funding LLC,
5,180	8.137%, 10/01/19	4,844
9,342	8.734%, 10/01/26	8,548
16,043	Midwest Generation LLC,
	8.560%, 01/02/16	16,204
7,130	Mirant Americas Generation
	LLC, 8.500%, 10/01/21	6,898
	NRG Energy, Inc.,
8,050	7.375%, 02/01/16	8,090
13,325	7.375%, 01/15/17 (m)	13,458
11,050	8.500%, 06/15/19	11,216
2,332	Ormat Funding Corp., 8.250%,
	12/30/20 (m)	2,250
	RRI Energy, Inc.,
14,004	6.750%, 12/15/14 (m)	14,214
10,780	7.625%, 06/15/14 (m)	10,780
2,600	7.875%, 06/15/17 (m)	2,366
13,903	Texas Competitive Electric
	Holdings Co. LLC, 10.250%,
	11/01/15 (c)	8,272

		332,744

	Multi-Utilities — 0.1%
	Energy Future Holdings Corp.,
1,306	9.750%, 10/15/19	1,306
650	10.875%, 11/01/17 (c)	468

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Multi-Utilities — Continued
1,690	Energy Future Intermediate
	Holding Co. LLC/EFIH Finance,
	Inc., 10.000%, 12/01/20	1,733

		3,507

	Total Utilities	359,357

	Total Corporate Bonds (Cost $6,627,754)	7,032,264

SHARES
Common Stocks — 2.0%
Consumer Discretionary — 0.0% (g)
	Broadcasting & Cable TV — 0.0% (g)
9,055	Adelphia Recovery Trust,
	Contingent Value (f)	176

	Leisure Equipment & Products — 0.0% (g)
458	New True Temper Holdings
	Corp., Inc. (a) (f) (i)	3,666

	Textiles, Apparel & Luxury Goods — 0.0% (g)
228	Broder Brothers Co. (a) (f) (i)	—
66	WestPoint International, Inc. (a)
	(f) (i)	—

		—
	Total Consumer Discretionary	3,842

Consumer Staples — 0.1%
	Food Products — 0.0% (g)
585	Eurofresh, Inc., ADR (a) (f) (i)	1,210

	Household Products — 0.1%
136	Spectrum Brands Holdings, Inc.
	(a)	3,688

	Total Consumer Staples	4,898

Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
22	Quad/Graphics, Inc. (a)	976

Information Technology — 0.1%
	Computers & Peripherals — 0.0% (g)
575	Stratus Technologies, Inc., ADR
	(a) (f) (i)	—

	IT Services — 0.0% (g)
92	Unisys Corp. (a) (f) (i)	1,560

	Semiconductors & Semiconductor Equipment
	— 0.1%
2,602	MagnaChip Semiconductor S.A.,
	ADR (a) (f) (i)	3,382
1,884	MagnaChip Semiconductor
	S.A./MagnaChip Semiconductor
	Finance Co., (Luxembourg) (a)
	(f) (i)	2,449

		5,831
	Total Information Technology	7,391

Materials — 1.8%
	Chemicals — 1.4%
2,024	LyondellBasell Industries N.V.,
	(Netherlands), Class A (a)	59,129
1,855	LyondellBasell Industries N.V.,
	(Netherlands), Class B (a)	54,171

		113,300
	Construction Materials — 0.0% (g)
399	U.S. Concrete, Inc. (a)	2,697

	Paper & Forest Products — 0.4%
1,425	Smurfit-Stone Container Corp.
	(a)	34,049

	Total Materials	150,046

Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services —
	0.0% (g)
2	AboveNet, Inc. (a)	102
1	XO Holdings, Inc. (a)	1

		103
	Total Telecommunication
	Services	103

Utilities — 0.0% (g)
	Independent Power Producers & Energy
	Traders — 0.0% (g)
7	Mirant Corp. (a)	68

	Total Common Stocks (Cost $119,486)	167,324

Preferred Stocks — 0.5%
Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
77	Spanish Broadcasting System,
	Inc. (a) (f) (i)	—	(h)
1	Spanish Broadcasting System,
	Inc., PIK, 10.750%, 01/03/11 (a)
	(f) (i) (x)	617

	Total Consumer Discretionary	617

Consumer Staples — 0.0% (g)
	Food Products — 0.0% (g)
1	Eurofresh, Inc., ADR (a) (f) (i)	817

Financials — 0.5%
	Commercial Banks — 0.2%
112	CoBank ACB, 7.000%, 01/03/11
	(e) (f) (i) (x)	4,991
95	CoBank ACB, Series C,
	11.000%, 07/01/13 (e) (x)	5,178
161	CoBank ACB, Series D,
	11.000%, 10/01/14 (f) (i) (x)	8,733

		18,902

	Consumer Finance — 0.3%
10	Ally Financial, Inc., 7.000%,
	12/31/11 (e) (x)	8,884
326	Citigroup Capital XIII, VAR,
	7.875%, 10/30/40 (a)	8,578
150	Ford Motor Credit Co. LLC,
	7.375%, 10/15/31	3,794
150	Ford Motor Credit Co. LLC,
	7.600%, 03/01/32	3,760

		25,016

	Total Financials	43,918

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Information Technology — 0.0% (g)
	Computers & Peripherals — 0.0% (g)
131	Stratus Technologies, Inc., ADR
	(a) (f) (i)	—
	Total Preferred Stocks

	(Cost $49,843)	45,352

Loan Participations & Assignments — 11.3%
	Consumer Discretionary — 5.3%
	Auto Components — 0.2%
	Remy, 1st Lien Term Loan,
6,121	VAR, 5.753%, 12/06/13	6,080
234	VAR, 5.789%, 12/06/13	233
3,061	VAR, 5.792%, 12/06/13	3,040
1,690	Remy, 2nd Lien Term Loan,
	VAR, 8.792%, 06/06/14	1,688
3,575	United Components, Inc., Term
	Loan, VAR, 6.250%, 03/23/17	3,590

		14,631

	Automobiles — 0.6%
	Ford Motor Co., Term Loan B,
10,007	VAR, 3.010%, 12/15/13	9,896
2,472	VAR, 3.010%, 12/15/13	2,444
11,771	VAR, 3.040%, 12/15/13	11,641
25,167	VAR, 3.050%, 12/15/13	24,889

		48,870

	Diversified Consumer Services — 0.0% (g)
	Ati Acquisition Co., Term Loan
	B,
2,478	VAR, 8.250%, 12/30/14	2,131
5	VAR, 8.250%, 12/30/14	4
16	VAR, 8.250%, 12/30/14	14

		2,149

	Gaming — 1.1%
	CCM Merger, Inc., Term Loan
	B,
11,766	VAR, 8.500%, 07/13/12	11,757
1,192	VAR, 8.500%, 07/13/12	1,191
66,027	Harrah’s Operating Co., Inc.,
	Term B-2 Loan, VAR, 3.288%,
	01/28/15	57,646
975	Isle of Capri Casinos, Inc.,
	Delayed Draw Term Loan A,
	VAR, 5.000%, 11/25/13	963
3,079	Isle of Capri Casinos, Inc.,
	Delayed Draw Term Loan B,
	VAR, 5.000%, 11/25/13	3,042
7,017	Isle of Capri Casinos, Inc., Initial
	Term Loan, VAR, 5.000%,
	11/25/13	6,932
13,902	Sugarhouse HSP Gaming, LP,
	Term Loan, VAR, 11.250%,
	09/23/14	14,047

		95,578

	Hotels, Restaurants & Leisure — 0.4%
	Denny’s Corp., Term Loan B,
9,700	VAR, 6.500%, 09/22/16	9,773
6,394	Dine Equity, Inc., Term Loan B,
	VAR, 6.000%, 10/12/18	6,468
	Outback Steakhouse, Prefunded
	RC Commitment,
354	VAR, 0.112%, 06/14/13	331
51	VAR, 2.563%, 06/14/13	47
56	VAR, 2.563%, 06/14/13	52
56	VAR, 2.563%, 06/14/13	52
497	VAR, 2.625%, 06/14/13	465
12,988	Outback Steakhouse, Term Loan
	B, VAR, 2.625%, 06/14/14	12,142
4,489	Wendy’s/Arby’s Group, Inc.,
	VAR, 5.000%, 05/24/17	4,509

		33,839

	Media — 1.9%
13,028	Cengage Learning Acquisitions,
	Term Loan, 2.540%, 07/03/14	12,011
32,093	Clear Channel Communications,
	Inc., Term Loan B, VAR,
	3.903%, 01/29/16	25,456
	Dex Media West, New Term
	Loan,
3,187	VAR, 7.000%, 10/24/14	2,705
236	VAR, 7.000%, 10/24/14	201
	Entercom Radio LLC, Term
	Loan A,
14,527	VAR, 1.378%, 06/30/12	14,047
599	VAR, 3.375%, 06/30/12	579
5,177	High Plains Broadcasting
	Operating Co. LLC, Term Loan,
	VAR, 9.000%, 09/14/16	5,158
–(h)	Idearc, Inc., Exit Term Loan,
	VAR, 11.000%, 12/31/15	–	(h)
	Media General, Inc., Term Loan,
2,362	VAR, 4.503%, 03/29/13	2,209
6,677	VAR, 4.538%, 03/29/13	6,243
18,882	Newport Television LLC, Term
	Loan, VAR, 9.000%, 09/14/16	18,811
3,820	Newsday, Fixed Rate Term
	Loan, VAR, 10.500%, 08/01/13	4,063
	R.H. Donnelley, Inc., Exit Term
	Loan,
1,640	VAR, 9.000%, 10/24/14	1,176
13,060	VAR, 9.000%, 10/24/14	9,366
14,413	VAR, 9.000%, 10/24/14	10,337
	Univision Communications, Inc.,
	1st Lien Term Loan,
6,050	VAR, 0.000%, 03/31/17	5,635
40,909	VAR, 2.506%, 09/29/14	38,903

		156,900

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Multiline Retail — 0.0% (g)
1,413	Neiman Marcus Group, Inc.,
	Term Loan, VAR, 2.294%,
	04/06/13	1,370
	Specialty Retail — 0.5%
	Burlington Coat Factory, Term
	Loan B,
4,888	VAR, 2.510%, 05/28/13	4,748
4,836	VAR, 2.520%, 05/28/13	4,697
	General Nutrition Centers, Inc.,
	Term Loan B,
2,895	VAR, 2.510%, 09/16/13	2,839
4,738	VAR, 2.540%, 09/16/13	4,647
5,775	Gymboree Corp., Term Loan,
	VAR, 5.200%, 11/23/17	5,791
3,065	Leslie’s Poolmart, Term Loan B,
	VAR, 0.000%, 11/30/17	3,080
3,392	Michael Foods, Inc., Term Loan
	B, VAR, 6.250%, 06/29/16	3,421
	Michael’s Stores, Term B-1
	Loan,
5,668	VAR, Zero Coupon, 10/31/13	5,455
47	VAR, 2.563%, 10/31/13	45
	Michael’s Stores, Term B-2
	Loan,
7,221	VAR, 4.813%, 07/31/16	7,156
63	VAR, 4.813%, 07/31/16	63
407	VAR, 4.813%, 07/31/16	403

		42,345

	Textiles, Apparel & Luxury Goods — 0.6%
	Claire’s Stores, Term Loan B,
163	VAR, 3.006%, 05/29/14	143
9,017	VAR, 3.038%, 05/29/14	7,873
54,068	VAR, 3.044%, 05/29/14	47,211

		55,227

	Total Consumer Discretionary	450,909

Consumer Staples — 0.8%
	Food & Staples Retailing — 0.2%
2,211	Rite Aid Corp., Term Loan 3,
	VAR, 6.000%, 06/04/14	2,189
	Rite Aid Corp., Tranche 2 Term
	Loan,
10,033	VAR, 2.010%, 06/04/14	9,048
5,205	VAR, 2.010%, 06/04/14	4,694

		15,931

	Food Products — 0.3%
4,387	Bolthouse Farms, 1st Lien Term
	Loan, VAR, 5.500%, 02/11/16	4,420
	Dole Food Co., Term Loan B,
1,976	VAR, 5.000%, 02/11/17	1,984
177	VAR, 5.500%, 02/11/17	178
94	VAR, 5.500%, 02/11/17	94
	Dole Food Co., Term Loan C,
5,129	VAR, 5.000%, 03/02/17	5,149
453	VAR, 5.500%, 03/02/17	454
	Pierre Foods, Inc., 1st Lien Term
	Loan,
8,204	VAR, 7.000%, 09/24/16	8,123
21	VAR, 7.500%, 09/24/16	20
6,160	Pierre Foods, Inc., 2nd Lien
	Term Loan, VAR, 11.250%,
	09/29/17	6,198

		26,620

	Personal Products — 0.3%
10,710	NBTY, Inc., Term Loan B,
	VAR, 6.250%, 09/21/16	10,827
	Visant Corp., Tranche B Term
	Loan,
10,500	VAR, 7.000%, 09/22/16	10,576

		21,403

	Total Consumer Staples	63,954

Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
4,354	Big West Oil, Term Loan B,
	VAR, 12.000%, 01/22/15	4,436

Financials — 1.0%
	Consumer Finance — 0.2%
14,200	American General Finance
	Corp., Term Loan B, VAR,
	7.250%, 04/21/15	14,303

	Diversified Financial Services — 0.7%
7,715	Capmark Financial Group, Term
	Roll-Up Certified Tranche,
	VAR, 4.750%, 03/23/11	6,583
84,370	Capmark Financial Group, U.S.
	Term Loan, VAR, 3.250%,
	03/23/13	32,694
7,575	Capmark Financial Group,
	Unsecured Bridge Loan, VAR,
	5.250%, 03/23/13	2,864
	Checksmart Financial Co., Term
	Loan B,
2,833	VAR, 2.780%, 05/01/12 (f) (i)	1,884
1,370	VAR, 2.800%, 05/01/12 (f) (i)	911
	CIT Group, Inc., Tranche 3 Term
	Loan,
760	VAR, 6.250%, 07/27/15	773
1,246	VAR, 6.250%, 07/27/15	1,266
760	VAR, 6.250%, 07/27/15	773
3,189	VAR, 6.250%, 07/27/15	3,241
3,206	VAR, 6.250%, 07/27/15	3,259
417	VAR, 6.250%, 07/27/15	424
835	VAR, 6.250%, 07/27/15	848
1,362	VAR, 6.250%, 07/27/15	1,385
1,049	VAR, 6.250%, 07/27/15	1,067
2,850	International Lease Corp., VAR,
	6.750%, 03/17/15	2,888

		60,860

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Insurance — 0.0% (g)
956	HMSC Corp., 1st Lien Term
	Loan, VAR, 2.506%, 04/03/14
	(f) (i)	803
990	USI Holdings Corp., Term Loan,
	VAR, 7.000%, 05/04/14	973
		1,776
	Thrift & Mortgage Finance — 0.1%
6,008	Ocwen Financial Corp., VAR,
	9.000%, 07/29/15	5,978

	Total Financials	82,917

Health Care — 0.1%
	Health Care Equipment & Supplies — 0.0% (g)
939	Carestream Health, Inc., 1st Lien
	Term Loan, VAR, 2.256%,
	04/30/13	917

	Health Care Providers & Services — 0.0% (g)
1,642	Vanguard Health Systems, Term
	Loan B, VAR, 5.000%, 01/29/16	1,648

	Pharmaceuticals — 0.1%
2,250	Catalent Pharma Solutions, Inc.,
	Dollar Term Loans, VAR,
	2.506%, 04/10/14	2,117

	Total Health Care	4,682

Industrials — 0.8%
	Airlines — 0.1%
990	Delta Air Lines, Inc., Senior
	Secured Term Loan, VAR,
	8.750%, 09/30/13	998
	Delta Airlines, Inc., 1st Lien
	Credit Linked Deposit,
745	VAR, 0.094%, 04/30/12	725
4,299	VAR, 2.289%, 04/30/12	4,183

		5,906

	Building Products — 0.0% (g)
	Jacuzzi Brands, Inc., 1st Lien
	Term Loan B,
13	VAR, 2.521%, 02/07/14	11
6,167	VAR, 2.538%, 02/07/14	5,026
561	Jacuzzi Brands, Inc., 1st Lien,
	Synthetic Credit Facility, VAR,
	0.189%, 02/07/14	457

		5,494

	Commercial Services & Supplies — 0.3%
	Clarke American Corp., Term
	Loan B,
6,078	VAR, 2.756%, 06/30/14	5,392
4,428	VAR, 2.756%, 06/30/14	3,929
6,355	VAR, 2.789%, 06/30/14	5,638
9,689	VAR, 2.789%, 06/30/14	8,597
3,690	VAR, 2.789%, 06/30/14	3,274

		26,830

	Construction & Engineering — 0.0% (g)
1,704	Rental Service Corp., 2nd Lien
	Term Loan, VAR, 3.800%,
	11/30/13	1,660

	Electrical Equipment — 0.1%
	Generac Power Systems, Term
	Loan B,
1,347	VAR, 2.758%, 11/10/13	1,310
8,610	VAR, 2.790%, 11/10/13	8,377

		9,687

	Industrial Conglomerates — 0.3%
22,350	Pinafore, Inc., Term Loan B,
	VAR, 6.750%, 09/20/16	22,591

	Total Industrials	72,168

Information Technology — 1.0%
	Communications Equipment — 0.3%
22,971	Avaya, Inc., Term Loan B, VAR,
	3.034%, 10/26/14	20,852
1,400	Brocade Communications
	Systems, Inc., Term Loan, VAR,
	0.000%, 10/07/13	1,413

		22,265

	Computers & Peripherals — 0.0% (g)
3,270	Stratus Technologies, Inc., 2nd
	Lien Term Loan, VAR, 5.290%,
	03/29/12 (f) (i)	1,951

	Internet Software & Services — 0.2%
	Savvis, Inc., Term Loan B,
5,945	VAR, 6.750%, 08/04/16	6,003
55	6.750%, 08/04/16	55
6,800	Softlayer Technologies, Term
	Loan, VAR, 0.000%, 11/09/16	6,804

		12,862

	IT Services — 0.4%
1,341	CompuCom Systems, Term
	Loan, VAR, 3.760%, 08/23/14
	(f) (i)	1,288
4,230	First Data Corp., Initial Tranche
	B-1 Term Loan, VAR, 3.003%,
	09/24/14	3,802
24,424	First Data Corp., Initial Tranche
	B-3, VAR, 3.003%, 09/24/14	21,951
4,489	Interactive Data Corp., VAR,
	6.750%, 01/29/17	4,552
	Transaction Network Services,
	Initial Term Loan,
4,062	VAR, 6.000%, 12/01/15	4,069
135	VAR, 6.000%, 12/01/15	136

		35,798

	Semiconductors & Semiconductor Equipment
	— 0.1%
11,881	Freescale Semiconductor, Inc.,
	Extended Term Loan, VAR,
	4.508%, 11/29/13	11,172

	Total Information Technology	84,048

Materials — 1.1%
	Chemicals — 0.4%
7,200	AZ Chem U.S., Inc., Term Loan,
	VAR, 0.000%, 11/30/16	7,211

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Chemicals — Continued
7,166	Cristal Inorganic Chemicals
	(Millennium), 1st Lien Term
	Loan, VAR, 2.539%, 05/15/14	6,983
4,500	Cristal Inorganic Chemicals
	(Millennium), 2nd Lien Term
	Loan, VAR, 6.039%, 11/14/14
	(f) (i)	4,404
5,833	Momentive Performance
	Materials, Inc., Tranche B-1
	Term Loan, VAR, 2.563%,
	12/04/13	5,640
	Styron LLC, Term Loan,
8,200	VAR, 7.500%, 06/17/16	8,302
105	VAR, 7.500%, 06/17/16	107

		32,647

	Containers & Packaging — 0.2%
	Berry Plastics Holding, Term
	Loan C,
4	VAR, 2.268%, 04/03/15	4
1,473	VAR, 2.284%, 04/03/15	1,381
	Graham Packaging Co., Inc.,
	Term Loan D,
495	VAR, 6.000%, 10/17/16	499
13	VAR, 6.000%, 10/17/16	13
493	VAR, 6.000%, 10/17/16	497

	Reynolds Group Holdings, Term
	Loan,
919	VAR, 6.750%, 05/06/16	925
4,464	VAR, 6.750%, 05/06/16	4,495
7,000	Reynolds Group Holdings,
	Tranche D Term Loan, VAR,
	6.500%, 05/15/16	7,052

		14,866

	Diversified Manufacturing — 0.1%
12,888	BOC Edwards, 1st Priority Lien,
	VAR, 2.294%, 05/31/14	12,448

	Paper & Forest Products — 0.4%
27,943	Abitibi, Inc., Term Loan, VAR,
	11.000%, 03/31/12	28,222
1,496	Smurfit-Stone Container Corp.,
	VAR, 6.750%, 02/22/16	1,510

		29,732

	Total Materials	89,693

Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.3%
	Level 3 Communications,
	Tranche A Term Loan,
23,700	VAR, 2.539%, 03/13/14	21,982
1,000	Level 3 Communications,
	Tranche B Term Loan, VAR,
	11.500%, 03/13/14	1,079
	Telecordia, Term Loan,
2,481	VAR, 6.750%, 04/30/16	2,503
6	VAR, 6.750%, 04/30/16	6
	Time Warner Telecom, Term
	Loan B,
563	VAR, 2.010%, 01/07/13	559
2,689	VAR, 2.050%, 01/07/13	2,668

		28,797

	Utilities — 0.9%
	Independent Power Producers & Energy
	Traders — 0.9%
7,947	Calpine Corp., 1st Priority Lien,
	VAR, 3.165%, 03/29/14	7,899
11,970	New Development Holdings
	LLC, Term Loan, VAR, 7.000%,
	07/03/17	12,160
3,520	NRG Energy, Inc. (Opco),
	Credit-Linked Deposit Letter of
	Credit, VAR, 1.789%, 02/01/13	3,483
4,196	NRG Energy, Inc. (Opco), Term
	Loan B, VAR, 2.039%, 02/01/13	4,152
	Texas Competitive Electric
	Holdings Co. LLC, Initial
	Tranche B-1 Term Loan,
972	VAR, 3.753%, 10/10/14	750
3	VAR, 3.789%, 10/10/14	2
	Texas Competitive Electric
	Holdings Co. LLC, Initial
	Tranche B-2 Term Loan,
1,773	VAR, 3.753%, 10/10/14	1,368
164	VAR, 3.753%, 10/10/14	126
5	VAR, 3.789%, 10/10/14	4
	Texas Competitive Electric
	Holdings Co. LLC, Initial
	Tranche B-3 Term Loan,
51,032	VAR, 3.753%, 10/10/14	39,174
132	VAR, 3.789%, 10/10/14	101
5,500	TPF Generation Holdings LLC,
	2nd Lien Term Loan, VAR,
	4.539%, 12/15/14	5,033

		74,252

	Total Loan Participations & Assignments (Cost $917,893)	955,856
NUMBER OF RIGHTS
	Rights — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Textiles, Apparel & Luxury Goods — 0.0% (g)
59	WestPoint International, Inc., expiring 06/08/18 (a) (f) (i) (Cost $—)	—

SHARES

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

		VALUE($)
Short-Term Investment — 1.9%
Investment Company — 1.9%
159,619	JPMorgan Liquid Assets Money
	Market Fund, Institutional
	Class Shares, 0.110% (b) (l)
	(Cost $159,619)	159,619

PRINCIPAL AMOUNT ($)
Investments of Cash Collateral for Securities on
Loan — 1.0%
	Asset-Backed Securities — 0.0% (g)
243	GSAA Trust, Series 2005-15,
	Class 2A1, VAR, 0.343%,
	01/25/36	239
381	GSAA Trust, Series 2006-3,
	Class A1, VAR, 0.333%,
	03/25/36	288

		527

SHARES
	Investment Company — 1.0%
79,912	JPMorgan Prime Money Market
	Fund, Capital Shares, 0.130% (b)
	(l)	79,912

	Total Investments of Cash Collateral for Securities on Loan (Cost $80,535)	80,439

	Total Investments — 99.9% (Cost $7,964,678)	8,449,861
	Other Assets in Excess of
	Liabilities — 0.1%	11,364

	NET ASSETS — 100.0%	$8,461,225

Percentages indicated are based on net assets.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
FGIC	—	Insured by Financial Guaranty Insurance Co.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

PIK	—	Payment-in-Kind
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2010.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $99,760,000 which amounts to 1.2% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2010.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$605,229
Aggregate gross unrealized depreciation	(120,046)

Net unrealized appreciation/depreciation	$485,183

Federal income tax cost of investments	$7,964,678

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$176	$3,666	$3,842
Consumer Staples	3,688	—	1,210	4,898
Industrials	976	—	—	976
Information Technology	—	—	7,391	7,391
Materials	150,046	—	—	150,046
Telecommunication Services	103	—	—	103
Utilities	68	—	—	68
Total	154,881	176	12,267	167,324
Preferred Stocks
Consumer Discretionary	—	—	617	617
Consumer Staples	—	—	817	817
Financials	8,578	21,616	13,724	43,918
Information Technology	—	—	—	—
Total	8,578	21,616	15,158	45,352
Debt Securities
Asset-Backed Securities	—	—	6,947	6,947
Convertible Bonds
Materials	—	2,060	—	2,060
Corporate Bonds
Consumer Discretionary	—	1,865,476	2,440	1,867,916
Consumer Staples	—	287,429	2,165	289,594
Energy	—	932,265	—	932,265
Financials	—	869,095	25,618	894,713
Health Care	—	378,049	4,296	382,345
Industrials	—	757,575	10,847	768,422
Information Technology	—	310,866	2,195	313,061
Materials	—	707,595	6,586	714,181
Telecommunication Services	—	510,410	—	510,410
Utilities	—	359,357	—	359,357

Total	$—	$6,978,117	$54,147	$7,032,264

Loan Participations & Assignments
Consumer Discretionary	—	450,909	—	450,909
Consumer Staples	—	63,954	—	63,954
Energy	—	4,436	—	4,436

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

Financials	—	79,319	3,598	82,917
Health Care	—	4,682	—	4,682
Industrials	—	72,168	—	72,168
Information Technology	—	80,809	3,239	84,048
Materials	—	85,289	4,404	89,693
Telecommunication Services	—	28,797	—	28,797
Utilities	—	74,252	—	74,252

Total	$—	$944,615	$11,241	$955,856

Short-Term Investments
Investment Companies	$159,619	$—	$—	$159,619
Investments of Cash Collateral for Securities on Loan
Asset-Backed Securities	$—	$527	$—	$527
Investment Companies	79,912	—	—	79,912

Total Investments in Securities	$402,990	$7,947,111	$99,760	$8,449,861

There were no significant transfers into and out of Level 1 and 2 during the period ended November 30, 2010.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/10
Investments in Securities
Asset-Backed Securities	$6,916	$6	$135	$30	$(140)	$—	$—	$6,947
Common Stock - Consumer Discretionary	3,208	—	458	—	—	—	—	3,666
Common Stock - Consumer Staples	292	—	918	—	—	—	—	1,210
Common Stock - Industrials	5,510	5,847	(3,016)	—	(8,341)	—	—	—
Common Stock - Information Technology	628	—	3,552	—	—	3,210	—	7,390
Common Stock - Materials	745	(1,658)	(3,149)	—	(540)	4,602	—	—
Corporate Bond - Consumer Discretionary	1,875	—	178	9	378	—	—	2,440
Corporate Bond - Consumer Staples	11,289	120	12	—	(9,256)	—	—	2,165
Corporate Bond - Energy	628	—	—	—	—	—	(628)	—
Corporate Bond - Financials	36,084	2,229	(805)	704	(12,594)	—	—	25,618
Corporate Bond - Health Care	4,752	(1)	(1,128)	—	673	—	—	4,296
Corporate Bond - Industrials	14,079	(12,619)	13,723	(274)	(2,066)	—	(1,996)	10,847
Corporate Bond - Information Technology	2,133	—	62	—	—	—	—	2,195
Corporate Bond - Materials	8,381	—	2,347	95	—	—	(4,237)	6,586
Loan Participations & Assignment - Energy	2,857	—	—	—	—	—	(2,857)	—
Loan Participations & Assignment - Financials	1,766	(3)	701	(4)	(63)	1,710	(509)	3,598
Loan Participations & Assignment - Industrials	5,243	—	—	—	—	—	(5,243)	—
Loan Participations & Assignment - Information Technology	7,215	20	1,792	9	(5,797)	—	—	3,239
Loan Participations & Assignment - Materials	10,676	(1)	408	37	—	—	(6,716)	4,404
Preferred Stock - Consumer Discretionary	233	—	385	—	—	—	—	618
Preferred Stock - Consumer Staples	769	—	—	—	48	—	—	817
Preferred Stock - Financials	4,308	—	698	—	—	8,718	—	13,724
Warrants - Telecommunication Services	11	(5)	(11)	—	5	—	—	—

Total	$129,598	$(6,065)	$17,260	$606	$(37,693)	$18,240	$(22,186)	$99,760

Transfers into and out of Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $23,436.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 13.6%
3,165	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 4.460%, 01/25/34	2,650
1,110	AH Mortgage Advance Trust, Series 2010-ADV2, Class A1, 4.210%, 05/10/41 (e)	1,109
2,043	Ameriquest Mortgage Securities, Inc., Series 2003-7, Class M1, VAR, 1.528%, 08/25/33	1,785
	Amortizing Residential Collateral Trust,
91	Series 2002-BC4, Class A, VAR, 0.833%, 07/25/32	74
1,699	Series 2002-BC6, Class M1, VAR, 1.378%, 08/25/32	1,039
4,422	Series 2002-BC9, Class M1, VAR, 1.903%, 12/25/32	3,362
	Amresco Residential Securities Mortgage Loan Trust,
321	Series 1997-2, Class M1A, VAR, 0.808%, 06/25/27	302
1,374	Series 1998-1, Class M1A, VAR, 0.898%, 01/25/28	1,187
1,651	Series 1998-3, Class M1A, VAR, 0.883%, 09/25/28	1,290
1,791	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M2, VAR, 2.878%, 12/15/33	1,582
	Bear Stearns Asset Backed Securities Trust,
2,974	Series 2003-SD1, Class A, VAR, 0.703%, 12/25/33	2,577
9,348	Series 2005-CL1, Class M1, VAR, 0.883%, 09/25/34 (f)	748
2,860	Series 2005-HE1, Class M2, VAR, 1.083%, 01/25/35	2,214
1,228	BNC Mortgage Loan Trust, Series 2007-2, Class A2, VAR, 0.353%, 05/25/37	1,145
443	Centex Home Equity, Series 2002- A, Class MV1, VAR, 1.103%, 01/25/32	242
1,500	CitiFinancial Auto Issuance Trust, Series 2009-1, Class A3, 2.590%, 10/15/13 (e)	1,524
	Countrywide Asset-Backed Certificates,
212	Series 2002-1, Class A, VAR, 0.813%, 08/25/32	136
202	Series 2002-BC1, Class A, VAR, 0.913%, 04/25/32	121
251	Series 2002-BC2, Class A, VAR, 0.793%, 04/25/32	130
61	Series 2003-BC2, Class 2A1, VAR, 0.853%, 06/25/33	49
2,131	Series 2003-BC5, Class M1, VAR, 1.303%, 09/25/33	917
595	Series 2004-2, Class M4, VAR, 1.253%, 03/25/34	237
681	Series 2004-S1, Class M2, SUB, 5.084%, 02/25/35	514
	Countrywide Home Equity Loan Trust,
1,767	Series 2004-A, Class A, VAR, 0.473%, 04/15/30	1,234
1,119	Series 2005-E, Class 2A, VAR, 0.473%, 11/15/35	607
4,884	Series 2005-M, Class A1, VAR, 0.493%, 02/15/36	2,324
	First Franklin Mortgage Loan Asset Backed Certificates,
244	Series 2002-FF1, Class M1, VAR, 1.303%, 04/25/32	100
1,661	Series 2002-FF4, Class M1, VAR, 1.828%, 02/25/33	607
700	Series 2003-FFH1, Class M2, VAR, 2.878%, 09/25/33	53
703	Series 2004-FF8, Class M4, VAR, 1.323%, 10/25/34	100
1,000	First NLC Trust, Series 2005-2, Class M1, VAR, 0.733%, 09/25/35	847
525	Ford Credit Auto Owner Trust, Series 2006-C, Class A4A, 5.150%, 02/15/12	530
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 0.743%, 07/25/35	2,428
697	Greenpoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.433%, 09/15/30	231
1,500	Harley-Davidson Motorcycle Trust, Series 2009-2, Class A4, 3.320%, 02/15/17	1,549
449	Irwin Home Equity Corp., Series 2004-1, Class 1A1, VAR, 0.893%, 12/25/24	254
110	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	110
1,118	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 1.303%, 02/25/34	997
	Morgan Stanley ABS Capital I,
2,611	Series 2003-NC6, Class M1, VAR, 1.453%, 06/25/33	2,298
7,500	Series 2005-WMC4, Class M5, VAR, 0.903%, 04/25/35	4,634
346	New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 0.653%, 11/25/33	218
1,487	Option One Mortgage Loan Trust, Series 2002-4, Class M1, VAR, 1.153%, 07/25/32	1,335

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
2,500	Park Place Securities, Inc., Series 2005-WHQ3, Class M2, VAR, 0.703%, 06/25/35	1,929
485	Residential Asset Mortgage Products, Inc., Series 2003-RS2, Class AII, VAR, 0.933%, 03/25/33	347
	Residential Asset Securities Corp.,
627	Series 2003-KS4, Class MI2, SUB, 5.010%, 06/25/33	159
444	Series 2005-EMX4, Class A2, VAR, 0.513%, 11/25/35	438
	Residential Funding Mortgage Securities II, Inc.,
822	Series 2001-HI2, Class AI7, SUB, 6.940%, 04/25/26	758
815	Series 2001-HI4, Class A7, SUB, 6.740%, 10/25/26	750
207	Series 2003-HS1, Class AII, VAR, 0.543%, 12/25/32	157
168	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 0.953%, 04/25/33	148
194	Structured Asset Securities Corp., Series 2002-HF1, Class A, VAR, 0.543%, 01/25/33	165

	Total Asset-Backed Securities (Cost $77,240)	50,241

Collateralized Mortgage Obligations — 50.0%
	Agency CMO — 24.4%
1,123	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 1, Class S, IF, IO, 8.649%, 10/25/22	228
	Federal Home Loan Mortgage Corp. REMICS,
31	Series 1071, Class F, VAR, 1.262%, 04/15/21	31
43	Series 1343, Class LA, 8.000%, 08/15/22	49
34	Series 1370, Class JA, VAR, 1.463%, 09/15/22	34
29	Series 1379, Class W, VAR, 1.910%, 10/15/22	31
8	Series 1508, Class KA, VAR, 2.263%, 05/15/23	9
30	Series 1607, Class SA, IF, 18.767%, 10/15/13	34
535	Series 1689, Class M, PO, 03/15/24	475
225	Series 1771, Class PK, 8.000%, 02/15/25	270
422	Series 1974, Class ZA, 7.000%, 07/15/27	482
74	Series 1981, Class Z, 6.000%, 05/15/27	82
2	Series 2006, Class I, IO, 8.000%, 10/15/12	—	(h)
292	Series 2033, Class PR, PO, 03/15/24	265
46	Series 2261, Class ZY, 7.500%, 10/15/30	55
18	Series 2289, Class NA, VAR, 11.783%, 05/15/20	20
155	Series 2338, Class FN, VAR, 0.753%, 08/15/28	156
322	Series 2416, Class SA, IF, 15.105%, 02/15/32	406
209	Series 2416, Class SH, IF, 15.493%, 02/17/32	273
73	Series 2477, Class FZ, VAR, 0.803%, 06/15/31	74
4,060	Series 2649, Class FK, VAR, 0.803%, 07/15/33	4,059
1,467	Series 2661, Class FG, VAR, 0.703%, 03/15/17	1,475
1,866	Series 3085, Class VS, HB, IF , 27.706%, 12/15/35	2,919
3,787	Series 3300, Class FA, VAR, 0.553%, 08/15/35	3,795
9,862	Series 3737, Class DG, 5.000%, 10/15/30	10,647
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
113	Series T-51, Class 1APO, PO, 09/25/42	93
1,620	Series T-54, Class 4A, VAR, 4.096%, 02/25/43	1,698
	Federal National Mortgage Association Grantor Trust,
927	Series 2001-T8, Class A1, 7.500%, 07/25/41	1,073
2,195	Series 2002-T6, Class A4, VAR, 4.007%, 03/25/41	2,284
	Federal National Mortgage Association Interest STRIPS,
2,874	Series 343, Class 23, IO, 4.000%, 10/01/18	271
4,139	Series 343, Class 27, IO, 4.500%, 01/01/19	427
	Federal National Mortgage Association REMICS,
43	Series 1988-15, Class B, VAR, 0.831%, 06/25/18	43

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5	Series 1989-77, Class J, 8.750%, 11/25/19	6
2	Series 1989-89, Class H, 9.000%, 11/25/19	2
123	Series 1990-64, Class Z, 10.000%, 06/25/20	147
284	Series 1990-145, Class A, VAR, 1.357%, 12/25/20 (m)	285
155	Series 1991-142, Class PL, 8.000%, 10/25/21	188
178	Series 1991-156, Class F, VAR, 1.581%, 11/25/21	184
1	Series 1992-91, Class SQ, HB, IF, 9,228.750%, 05/25/22	131
373	Series 1992-112, Class GB, 7.000%, 07/25/22	426
9	Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	1
151	Series 1992-200, Class FK, VAR, 2.963%, 11/25/22	160
160	Series 1993-27, Class S, IF, 9.329%, 02/25/23	176
316	Series 1993-110, Class H, 6.500%, 05/25/23	363
38	Series 1993-119, Class H, 6.500%, 07/25/23	43
311	Series 1993-146, Class E, PO, 05/25/23	278
143	Series 1993-165, Class FH, VAR, 1.431%, 09/25/23	147
691	Series 1993-179, Class FM, VAR, 2.913%, 10/25/23	692
85	Series 1997-74, Class E, 7.500%, 10/20/27	100
1,552	Series 2001-9, Class F, VAR, 0.503%, 02/17/31	1,555
486	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	92
2,207	Series 2002-77, Class FY, VAR, 0.653%, 12/25/17	2,214
3,562	Series 2003-17, Class FN, VAR, 0.553%, 03/25/18	3,563
163	Series 2003-21, Class FK, VAR, 0.653%, 03/25/33	163
3,571	Series 2003-34, Class BS, IF, IO, 7.397%, 05/25/22	225
539	Series 2003-60, Class SA, IF, IO, 7.397%, 07/25/21	16
1,022	Series 2003-60, Class SB, IF, IO, 7.397%, 07/25/21	31
2,588	Series 2004-17, Class BF, VAR, 0.603%, 01/25/34	2,597
2,396	Series 2007-2, Class FA, VAR, 0.453%, 02/25/37	2,383
22,910	Series 2010-42, Class PD, 4.500%, 07/25/39	24,001
106	Series G92-44, Class ZQ, 8.000%, 07/25/22	129
1,687	Series G94-9, Class PJ, 6.500%, 08/17/24	1,871
	Federal National Mortgage Association Whole Loan,
492	Series 2003-W1, Class 2A, VAR, 7.500%, 12/25/42 (m)	571
2,538	Series 2003-W4, Class 5A, VAR, 4.216%, 10/25/42	2,678
2,853	Series 2003-W15, Class 3A, VAR, 4.427%, 12/25/42	2,981
545	Series 2004-W2, Class 1A3F, VAR, 0.603%, 02/25/44	540
1,360	Series 2004-W2, Class 4A, VAR, 4.113%, 02/25/44	1,427
2,938	Series 2009-W1, Class A, 6.000%, 12/25/49	3,241
	Government National Mortgage Association,
1,069	Series 1999-27, Class ZA, 7.500%, 04/17/29	1,200
28	Series 2000-35, Class F, VAR, 0.803%, 12/16/25	28
692	Series 2002-31, Class FC, VAR, 0.503%, 09/26/21	693
2,430	Series 2003-21, Class PI, IO, 5.500%, 06/20/32	192
34,053	Series 2003-59, Class XA, IO, VAR, 1.944%, 06/16/34	1,724
960	NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.600%, 10/29/20	952

		90,154

	Non-Agency CMO — 25.6%
	Banc of America Funding Corp.,
2,655	Series 2005-E, Class 5A1, VAR, 4.998%, 05/20/35	2,487
2,566	Series 2006-1, Class 2A1, 5.500%, 01/25/36	2,506
	Banc of America Mortgage Securities, Inc.,
57	Series 2003-5, Class 2A8, VAR, 0.703%, 07/25/18	41
2,158	Series 2005-10, Class 1A13, 5.500%, 11/25/35	2,112
2,087	Series 2005-A, Class 3A1, VAR, 5.063%, 02/25/35	1,875

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
973	Bear Stearns Asset Backed Securities Trust, Series 2004-AC6, Class M1, VAR, 0.923%, 11/25/34	567
849	Chase Mortgage Finance Corp., Series 2003-S7, Class A4, VAR, 0.653%, 08/25/18	758
128	Citicorp Mortgage Securities, Inc., Series 1988-17, Class A1, VAR, 2.077%, 11/25/18	129
35	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	34
	Countrywide Alternative Loan Trust,
1,775	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	1,798
2,131	Series 2004-33, Class 3A3, VAR, 2.958%, 12/25/34	1,346
	Countrywide Home Loan Mortgage Pass-Through Trust,
1,187	Series 2003-21, Class A1, VAR, 2.933%, 05/25/33	1,037
561	Series 2004-HYB8, Class 1A1, VAR, 0.603%, 01/20/35	447
796	Series 2005-1, Class 1A2, VAR, 0.603%, 03/25/35	174
	CS First Boston Mortgage Securities Corp.,
14	Series 2002-AR2, Class 1B2, VAR, 3.713%, 02/25/32	1
2,587	Series 2003-AR24, Class 2A4, VAR, 2.809%, 10/25/33	2,305
1,157	Series 2004-5, Class 4A1, 6.000%, 09/25/34	1,170
1,185	Series 2004-AR3, Class 6M1, VAR, 1.353%, 04/25/34	1,019
1,247	Series 2005-5, Class 1A1, 5.000%, 07/25/20	1,278
1,874	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005- 1, Class 2A1, VAR, 5.686%, 02/25/20	1,879
	First Horizon Alternative Mortgage Securities,
761	Series 2005-AA7, Class 1A2, VAR, 2.575%, 09/25/35	35
1,669	Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	1,574
	First Horizon Asset Securities, Inc.,
2,167	Series 2004-AR6, Class 2A1, VAR, 2.768%, 12/25/34	2,039
771	Series 2004-AR7, Class 2A1, VAR, 2.861%, 02/25/35	759
1,359	Series 2005-6, Class 1A1, 5.500%, 11/25/35	1,305
	First Republic Mortgage Loan Trust,
156	Series 2000-FRB1, Class B1, VAR, 0.753%, 06/25/30	108
779	Series 2000-FRB2, Class A1, VAR, 0.753%, 11/15/30	754
5,028	GSAA Home Equity Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	5,127
4,154	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	4,250
	Impac CMB Trust,
1,742	Series 2004-3, Class 3A, VAR, 0.573%, 03/25/34	1,598
634	Series 2004-6, Class 1A2, VAR, 1.033%, 10/25/34	581
2,554	Series 2005-5, Class A1, VAR, 0.573%, 08/25/35	1,955
2,394	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 5.456%, 03/25/37	1,846
530	JPMorgan Mortgage Trust, Series 2003-A1, Class 1A1, VAR, 2.344%, 10/25/33	525
	MASTR Adjustable Rate Mortgages Trust,
2,942	Series 2003-5, Class 5A1, VAR, 2.588%, 10/25/33	3,005
207	Series 2004-7, Class 6A1, VAR, 0.693%, 08/25/34	205
1,663	Series 2004-13, Class 2A1, VAR, 2.834%, 04/21/34	1,606
3,220	Series 2004-13, Class 3A7B, VAR, 2.260%, 11/21/34	2,877
447	MASTR Seasoned Securities Trust, Series 2003-1, Class 3A2, VAR, 0.653%, 02/25/33	438
	Mellon Residential Funding Corp.,
1,300	Series 2001-TBC1, Class B1, VAR, 1.133%, 11/15/31	920
270	Series 2002-TBC1, Class B1, VAR, 1.253%, 09/15/30	213
135	Series 2002-TBC1, Class B2, VAR, 1.653%, 09/15/30	103
815	Series 2002-TBC2, Class B1, VAR, 1.103%, 08/15/32	607
236	Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	270

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	MLCC Mortgage Investors, Inc.,
1,233	Series 2004-1, Class 2A3, VAR, 2.326%, 12/25/34	1,098
1,843	Series 2004-D, Class A1, VAR, 0.583%, 08/25/29	1,715
	Morgan Stanley Dean Witter Capital I,
747	Series 2003-HYB1, Class A4, VAR, 1.940%, 03/25/33	721
552	Series 2003-HYB1, Class B1, VAR, 1.940%, 03/25/33	349
	Morgan Stanley Mortgage Loan Trust,
917	Series 2004-5AR, Class 3A3, VAR, 2.528%, 07/25/34	536
4,650	Series 2004-5AR, Class 3A5, VAR, 2.528%, 07/25/34	3,650
2,070	Series 2004-11AR, Class 1A2A, VAR, 0.563%, 01/25/35	1,693
	Nomura Asset Acceptance Corp.,
571	Series 2003-A3, Class A1, SUB, 5.000%, 08/25/33	544
164	Series 2004-AR1, Class 5A1, VAR, 1.013%, 08/25/34	140
2,398	Series 2004-R3, Class AF, VAR, 0.703%, 02/25/35 (e)	1,697
96	Series 2005-AR1, Class 2A1, VAR, 0.533%, 02/25/35	89
	Residential Funding Mortgage Securities I,
4,500	Series 2005-SA2, Class 2A2, VAR, 3.085%, 06/25/35	3,536
1,629	Series 2006-SA4, Class 2A1, VAR, 6.069%, 11/25/36	1,219
12	Securitized Asset Sales, Inc., Series 1993-7, Class TA3, 6.250%, 12/25/23	12
	Sequoia Mortgage Trust,
198	Series 11, Class A, VAR, 1.153%, 12/20/32	181
407	Series 2003-3, Class A2, VAR, 1.105%, 07/20/33	362
	Structured Asset Mortgage Investments, Inc.,
1,807	Series 2002-AR2, Class A3, VAR, 0.753%, 07/19/32	1,567
308	Series 2004-AR1, Class 1A1, VAR, 0.603%, 03/19/34	267
	Structured Asset Securities Corp.,
1,295	Series 2003-8, Class 2A9, VAR, 0.753%, 04/25/33	1,183
2,091	Series 2003-40A, Class 4A, VAR, 4.463%, 01/25/34	1,824
	WaMu Mortgage Pass-Through Certificates,
1,913	Series 2004-AR11, Class A, VAR, 2.717%, 10/25/34	1,778
4,579	Series 2004-AR3, Class A1, VAR, 2.705%, 06/25/34	4,403
307	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS2, Class 2A1, 6.000%, 04/25/17	314
	Wells Fargo Mortgage Backed Securities Trust,
964	Series 2003-F, Class A1, VAR, 4.839%, 06/25/33	996
2,412	Series 2003-K, Class 1A2, VAR, 4.465%, 11/25/33	2,501
921	Series 2004-H, Class A2, VAR, 4.532%, 06/25/34	730
1,375	Series 2005-AR16, Class 3A2, VAR, 2.856%, 10/25/35	1,266
1,410	Series 2006-17, Class A1, 5.500%, 11/25/21	1,439
3,160	Series 2007-3, Class 3A1, 5.500%, 04/25/22	3,265

		94,738

	Total Collateralized Mortgage Obligations (Cost $195,191)	184,892

Commercial Mortgage-Backed Securities — 2.4%
2,000	Banc of America Commercial Mortgage, Inc., Series 2005-2, Class A5, VAR, 4.857%, 07/10/43	2,151
	Bayview Commercial Asset Trust,
900	Series 2004-3, Class A2, VAR, 0.673%, 01/25/35 (e)	749
3,154	Series 2005-2A, Class A2, VAR, 0.603%, 08/25/35 (e)	2,352
630	Series 2005-2A, Class M1, VAR, 0.683%, 08/25/35 (e)	400
1,704	Series 2007-2A, Class A2, VAR, 0.573%, 07/25/37 (e)	1,115
848	Series 2007-2A, Class M4, VAR, 0.903%, 07/25/37 (e)	274
2,643	Series 2007-3, Class A2, VAR, 0.543%, 07/25/37 (e)	1,659
76	Bear Stearns Commercial Mortgage Securities, Series 2004- BA5A, Class E, VAR, 0.693%, 09/15/19 (e) (f)	66

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Commercial Mortgage-Backed Securities — Continued
		Total Commercial Mortgage- Backed Securities (Cost $12,093)	8,766

Corporate Bonds — 0.4%
Financials — 0.4%
		Capital Markets — 0.3%
6,355		Lehman Brothers Holdings, Inc., 5.884%, 02/17/15 (d) (f) (i)	1,303

		Consumer Finance — 0.1%
250		SLM Corp., VAR, 3.268%, 01/31/14	230

		Total Corporate Bonds (Cost $6,570)	1,533

Mortgage Pass-Through Securities — 20.5%
		Federal Home Loan Mortgage Corp.,
144		ARM, 2.305%, 07/01/19	149
16		ARM, 2.375%, 06/01/26 (m)	17
—	(h)	ARM, 2.406%, 02/01/19	—	(h)
130		ARM, 2.428%, 01/01/27	136
46		ARM, 2.471%, 06/01/22	48
817		ARM, 2.515%, 01/01/23	856
54		ARM, 2.519%, 10/01/29	54
129		ARM, 2.523%, 12/01/26	135
1,423		ARM, 2.538%, 04/01/32	1,489
73		ARM, 2.568%, 04/01/30	77
290		ARM, 2.575%, 12/01/27 (m)	303
737		ARM, 2.596%, 07/01/28 - 07/01/30 (m)	772
148		ARM, 2.601%, 02/01/23	155
338		ARM, 2.604%, 08/01/27	355
29		ARM, 2.639%, 12/01/29	30
67		ARM, 2.641%, 05/01/18	70
31		ARM, 2.655%, 11/01/27	31
282		ARM, 2.660%, 12/01/26	295
81		ARM, 2.801%, 04/01/24	85
505		ARM, 2.812%, 01/01/23 (m)	532
26		ARM, 2.933%, 06/01/25	27
21		ARM, 3.095%, 12/01/21	22
30		ARM, 3.995%, 08/01/19	32
135		ARM, 4.141%, 01/01/30	142
42		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	49
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
12		7.500%, 05/01/28	14
58		8.500%, 07/01/28	68
26		9.000%, 02/01/25	30
		Federal National Mortgage Association,
25		ARM, 1.983%, 06/01/18	25
26		ARM, 2.045%, 04/01/24	27
370		ARM, 2.079%, 11/01/18	377
71		ARM, 2.085%, 04/01/21	73
89		ARM, 2.103%, 12/01/20	91
193		ARM, 2.163%, 07/01/20 (m)	199
59		ARM, 2.211%, 05/01/18	60
1,246		ARM, 2.304%, 05/01/33	1,293
67		ARM, 2.347%, 11/01/23	68
21		ARM, 2.436%, 11/01/21	22
14		ARM, 2.480%, 07/01/25	14
118		ARM, 2.523%, 01/01/31 (m)	124
17		ARM, 2.537%, 05/01/29	18
461		ARM, 2.577%, 09/01/33	484
69		ARM, 2.578%, 06/01/26	73
26		ARM, 2.595%, 12/01/26	27
37		ARM, 2.640%, 03/01/38	38
903		ARM, 2.651%, 01/01/25	944
73		ARM, 2.700%, 07/01/30	77
148		ARM, 2.755%, 03/01/29	156
40		ARM, 2.775%, 05/01/30	42
299		ARM, 2.790%, 08/01/26	316
123		ARM, 2.885%, 07/01/27	130
220		ARM, 2.915%, 09/01/19	229
18		ARM, 3.250%, 03/01/17	19
181		ARM, 3.933%, 12/01/28	181
144		ARM, 4.334%, 03/01/15	142
492		ARM, 4.580%, 02/01/34	513
123		ARM, 4.689%, 11/01/30	129
52		ARM, 5.575%, 05/01/31	55
40		ARM, 5.646%, 05/01/20	40
115		ARM, 6.000%, 01/01/20	122
—	(h)	Federal National Mortgage Association, 10 Year, Single Family, 4.500%, 01/01/13	—	(h)
		Federal National Mortgage Association, 15 Year, Single Family,
21,802		4.000%, 02/01/25	22,747
14		6.000%, 08/01/14	15
211		7.000%, 12/01/10 - 03/01/16 (m)	222
15,863		Federal National Mortgage Association, 20 Year, Single Family, 5.000%, 10/01/23	16,948
		Federal National Mortgage Association, 30 Year, FHA/VA,

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Mortgage-Backed Securities — Continued
29	7.000%, 03/01/27	33
28	8.000%, 11/01/27	32
29	8.500%, 10/01/24	33
38	9.000%, 08/01/21 - 08/01/25	38
30	Federal National Mortgage Association, 30 Year, Other, 7.250%, 09/01/22	34
	Federal National Mortgage Association, 30 Year, Single Family,
6,587	5.000%, 12/01/39	7,093
5,475	6.000%, 04/01/39	6,009
43	7.250%, 09/01/22	48
219	7.500%, 06/01/23 - 10/01/30	247
23	8.500%, 08/01/17	24
	Federal National Mortgage Association, Other,
46	6.500%, 04/01/16	49
61	12.000%, 11/01/30	74
	Government National Mortgage Association II, 30 Year, Single Family,
76	7.250%, 08/20/22 - 11/20/22	87
126	7.400%, 10/20/21 - 03/20/22	143
27	7.500%, 10/20/23	31
25	7.850%, 12/20/21	29
91	8.000%, 07/20/25 - 08/20/26	107
8,928	Government National Mortgage Association, 15 Year, Single Family, 4.500%, 10/15/24	9,503
	Government National Mortgage Association, 30 Year, Single Family,
66	7.000%, 06/15/24	76
37	8.000%, 10/15/27	44
36	9.000%, 11/15/24	42
251	9.500%, 07/15/25	292

	Total Mortgage Pass-Through Securities (Cost $74,368)	76,081

SHARES
Short-Term Investment — 14.6%
	Investment Company — 14.6%
54,120	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $54,120)	54,120

	Total Investments —101.5% (Cost $419,582)	375,633

	Liabilities in Excess of Other Assets — (1.5)%	(5,692)

	NET ASSETS — 100.0%	$369,941

Percentages indicated are based on net assets.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2010.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2010. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2010.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $2,117,000 which amounts to 0.6% of total investments.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,370
Aggregate gross unrealized depreciation	(49,319)

Net unrealized appreciation/depreciation	$(43,949)

Federal income tax cost of investments	$419,582

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$49,493	$748	$50,241
Collateralized Mortgage Obligations
Agency CMO	—	90,154	—	90,154
Non-Agency CMO	—	94,738	—	94,738
Commercial Mortgage-Backed Securities	—	8,700	66	8,766
Corporate Bonds Financials	—	230	1,303	1,533

Total Corporate Bonds	—	230	1,303	1,533

Mortgage Pass-Through Securities	—	76,081	—	76,081
Short-Term Investments
Money Market Fund	54,120	—	—	54,120

Total Investments in Securities	$54,120	$319,396	$2,117	$375,633

There were no significant transfers between Levels 1 and 2 during the nine months ended November 30, 2010.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The following is a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/10
Investments in Securities
Asset-Backed Security - Asset-Backed Securities	$2,536	$—	$5,060	$—	$—	$1,449	$(8,297)	$748
Commercial Mortgage-Backed Security - Commercial Mortgage-Backed Securities	765	—	105	—	(804)	—	—	66
Corporate Bond - Capital Markets	1,223	—	80	—	—	—	—	1,303
Mortgage Pass-Through Security - U.S. Government Agencies	173	—	—	—	(31)	—	(142)	—

Total	$4,697	$—	$5,245	$—	$(835)	$1,449	$(8,439)	$2,117

Transfers into and out of Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $745,000.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 46.2%
36,000	ABN Amro Bank N.V., 0.285%, 12/15/10	36,000
38,000	Bank of Montreal, 0.250%, 12/23/10	38,000
	Bank of Nova Scotia,
19,000	0.250%, 12/14/10	19,000
50,000	0.250%, 01/11/11	50,000
60,000	0.260%, 01/07/11	60,000
40,000	0.310%, 07/15/11	40,000
34,000	0.310%, 07/21/11	34,000
15,000	0.320%, 07/08/11	15,000
37,000	0.430%, 09/06/11	37,000
12,000	0.430%, 09/07/11	12,000
20,000	0.430%, 09/09/11	20,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
15,000	0.360%, 03/23/11	15,000
8,000	0.380%, 03/14/11	8,000
20,000	0.380%, 04/25/11	20,000
23,000	0.380%, 05/02/11	23,000
5,000	0.450%, 02/16/11	5,000
	Banque Federative du Credit Mutuel,
36,000	0.330%, 01/05/11	36,000
40,000	0.350%, 12/01/10	40,000
	Barclays Bank plc,
35,000	0.353%, 04/21/11	35,000
60,000	0.400%, 03/07/11	60,000
	BNP Paribas,
18,000	0.343%, 04/29/11	18,000
37,000	0.345%, 04/27/11	37,000
70,000	0.353%, 04/20/11	70,000
68,000	0.360%, 03/22/11	68,000
32,000	0.380%, 05/02/11	32,000
34,000	0.400%, 04/01/11	34,000
33,000	0.400%, 05/03/11	33,000
	Caisse des Depots et Consignation,
20,000	0.305%, 02/01/11	20,000
30,000	0.310%, 02/07/11	30,000
30,000	0.330%, 01/14/11	30,000
15,000	0.570%, 09/13/11	15,000
30,000	0.580%, 09/02/11	30,003
50,000	Clydesdale Bank plc, 0.380%, 02/11/11	50,001
	Commonwealth Bank of Australia Ltd.,
36,000	0.273%, 02/18/11	36,000
10,000	0.340%, 05/26/11	10,000
	Credit Agricole S.A.,
35,000	0.280%, 02/17/11	35,000
30,000	0.300%, 12/10/10	30,000
23,000	0.300%, 12/23/10	23,000
94,000	Credit Industriel et Commercial, 0.350%, 12/01/10	94,000
	Credit Suisse,
46,000	0.310%, 04/15/11	46,000
29,000	0.310%, 04/27/11	29,000
36,000	0.310%, 05/11/11	36,000
25,000	Danske Bank A/S, 0.270%, 12/14/10	25,000
	Deutsche Bank AG,
20,000	0.340%, 05/16/11	20,000
47,000	0.350%, 05/26/11	47,000
	DnB NOR Bank ASA,
19,000	0.255%, 12/16/10	19,000
38,000	0.255%, 12/23/10	38,000
	DZ Bank AG,
22,000	0.280%, 12/14/10	22,000
20,000	0.280%, 12/16/10	20,000
25,000	0.280%, 12/27/10	25,000
	HSBC Bank plc,
18,000	0.340%, 06/01/11	18,000
20,000	0.345%, 05/19/11	20,000
100,000	0.465%, 09/16/11	100,000
100,000	0.510%, 08/23/11	100,000
106,000	0.530%, 08/22/11	106,000
50,000	0.590%, 08/16/11	50,002
	ING Bank N.V.,
55,000	0.260%, 12/17/10	55,000
40,000	0.270%, 12/03/10	40,000
57,000	0.300%, 02/03/11	57,000
36,000	Intesa Sanpaolo S.p.A., 0.270%, 12/15/10	36,000
35,000	Lloyds TSB Bank plc, 0.260%, 12/17/10	35,000
	Mitsubishi UFJ Trust & Banking Corp.,
20,000	0.290%, 12/02/10	20,000
20,000	0.300%, 02/10/11	20,000
55,000	0.320%, 01/18/11	55,000
25,000	0.330%, 02/11/11	25,000
10,000	0.400%, 05/31/11	10,000
25,000	0.405%, 06/01/11	25,000
10,000	0.410%, 02/14/11	10,000
50,000	0.470%, 04/29/11	50,002
	Mizuho Corporate Bank Ltd.,
15,000	0.270%, 01/21/11	15,000
35,000	0.280%, 01/07/11	35,000
20,000	0.280%, 01/20/11	20,000
59,000	0.290%, 02/03/11	59,000
	National Australia Bank Ltd.,
11,000	0.310%, 03/17/11	11,000
35,000	0.315%, 05/10/11	35,001
19,000	0.320%, 03/14/11	19,000
33,000	0.335%, 03/07/11	33,001
18,000	0.340%, 05/19/11	18,000
35,000	0.350%, 02/28/11	35,000
10,000	0.350%, 06/01/11	10,000
	National Bank of Canada,
20,000	0.270%, 01/14/11	20,000
40,000	0.290%, 01/04/11	40,000
51,000	Natixis, 0.400%, 01/30/11	51,000
	Nederlandse Waterschapsbank N.V.,
8,000	0.395%, 04/06/11	7,989
21,000	0.515%, 01/31/11	20,982
	Nordea Bank Finland plc,
22,000	0.260%, 01/12/11	22,000
84,000	0.330%, 03/02/11	84,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (Continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — Continued
15,000	0.340%, 05/24/11	15,000
	Norinchukin Bank-New York,
37,000	0.320%, 12/23/10	37,000
25,000	0.330%, 01/19/11	25,000
18,000	0.330%, 01/24/11	18,000
50,000	0.330%, 01/28/11	50,000
	Rabobank Nederland N.V.,
35,000	0.312%, 08/30/11	35,000
24,000	0.330%, 04/06/11	24,000
38,000	0.333%, 10/21/11	38,000
10,000	0.350%, 05/16/11	9,984
38,000	0.460%, 09/06/11	38,003
20,000	0.475%, 08/19/11	20,000
	Royal Bank of Canada,
26,000	0.360%, 07/20/11	26,000
81,000	0.375%, 06/29/11	81,000
20,000	0.400%, 09/07/11	20,000
29,000	0.400%, 09/12/11	29,000
	Shizuoka Bank,
30,000	0.280%, 12/10/10	30,000
15,000	0.310%, 02/18/11	15,000
58,050	0.330%, 01/25/11	58,050
100,000	0.330%, 01/28/11	100,000
	Societe Generale,
34,000	0.280%, 12/14/10	34,000
19,000	0.280%, 12/17/10	19,000
	Sumitomo Mitsui Banking Corp.,
50,000	0.280%, 02/02/11	50,000
10,000	0.285%, 01/21/11	10,000
12,000	0.290%, 12/27/10	12,000
10,000	0.300%, 02/18/11	10,000
18,000	VAR, 0.338%, 04/25/11	18,000
15,000	0.360%, 03/18/11	15,000
40,000	0.370%, 03/16/11	40,000
	Svenska Handelsbanken, Inc.,
38,000	0.263%, 12/10/10	38,000
35,000	0.270%, 02/22/11	35,000
12,000	0.300%, 01/07/11	12,000
38,000	0.320%, 03/08/11	38,000
12,000	Toronto Dominion Bank, 0.300%, 03/14/11	12,000
48,000	UBS AG, 0.250%, 01/07/11	48,000
	Westpac Banking Corp.,
18,000	0.300%, 04/21/11	18,000
75,000	0.300%, 05/03/11	75,000

	Total Certificates of Deposit (Cost $4,146,018 )	4,146,018

Commercial Paper — 22.4% (n)
	Antalis U.S. Funding Corp.,
50,000	0.300%, 12/07/10 (e) (m)	49,997
35,000	0.300%, 12/09/10 (e) (m)	34,998
15,000	0.320%, 01/11/11 (e)	14,995
18,650	Arabella Finance LLC, 0.470%, 12/14/10 (e)	18,647
70,000	Argento Variable Funding Co. LLC,
	0.280%, 12/10/10 (e)	69,995
	Atlantis One Funding Corp.,
13,000	0.331%, 04/04/11 (e)	12,985
16,000	0.331%, 05/09/11 (e)	15,977
15,000	0.341%, 03/21/11 (e)	14,984
	Australia & New Zealand Banking Group Ltd.,
30,000	0.341%, 05/27/11 (e)	29,950
50,000	0.361%, 05/31/11 (e)	49,909
27,000	Barclays U.S. Funding Corp., 0.381%, 05/18/11	26,952
10,000	Belmont Funding LLC, 0.450%, 12/17/10 (e)	9,998
30,000	BNP Paribas, 0.401%, 05/03/11	29,949
25,000	BPCE S.A., 0.330%, 01/04/11 (e)	24,992
	Cancara Asset Securitisation LLC,
20,000	0.280%, 12/20/10 (e)	19,997
20,000	0.290%, 01/10/11 (e)	19,994
20,000	0.290%, 01/18/11 (e)	19,992
30,000	Commonwealth Bank of Australia Ltd., 0.260%, 12/03/10 (e)	30,000
68,000	DnB NOR Bank ASA, 0.258%, 12/03/10 (e)	67,999
50,000	Ebbets Funding LLC, 0.450%, 12/07/10 (e)	49,996
100,000	ENI Coordination Center S.A., 0.280%, 02/10/11 (e)	99,945
	General Electric Capital Corp.,
60,000	0.250%, 12/09/10	59,997
10,000	0.250%, 02/28/11	9,994
50,000	Intesa Funding LLC, 0.280%, 01/12/11	49,984
	Kreditanstalt fur Wiederaufbau,
20,000	0.300%, 02/18/11 (e)	19,987
40,000	0.300%, 02/22/11 (e)	39,972
20,000	0.431%, 02/04/11 (e)	19,984
20,000	MetLife Short Term Funding LLC, 0.270%, 01/06/11 (e)	19,995
25,000	National Australia Bank Ltd., 0.310%, 03/16/11 (e)	24,978
	Nordea North America, Inc.,
10,000	0.255%, 12/17/10	9,999
34,000	0.260%, 01/11/11	33,990
10,000	0.371%, 02/22/11	9,991
	NRW Bank Corp.,
75,000	0.275%, 02/01/11	74,964
51,000	0.396%, 03/10/11	50,945
50,000	0.411%, 02/18/11	49,955
15,000	0.431%, 02/04/11	14,988
30,000	0.431%, 02/07/11	29,976
	Regency Markets No. 1 LLC,
45,483	0.290%, 01/20/11 (e)	45,465
45,000	0.290%, 02/15/11 (e)	44,972
25,000	Rheingold Securitisation Ltd., 0.420%, 12/10/10 (e)	24,997
	Royal Park Investments Funding Corp.,
25,000	0.300%, 01/13/11	24,991
17,000	0.300%, 01/25/11 (e)	16,992
25,000	0.300%, 02/03/11	24,987
	Societe Generale North America, Inc.,
53,000	0.285%, 12/23/10	52,991
16,000	0.310%, 02/02/11	15,991
	Straight-A Funding LLC,

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued
50,000	0.250%, 12/14/10	49,995
33,000	0.250%, 12/16/10	32,997
	Sumitomo Mitsui Banking Corp.,
30,000	0.275%, 02/10/11 (e)	29,984
25,000	0.275%, 02/17/11 (e)	24,985
20,000	0.275%, 02/18/11 (e)	19,988
50,000	0.351%, 03/21/11 (e)	49,946
30,000	Sumitomo Trust & Banking Co., Ltd., 0.330%, 01/25/11	29,985
10,000	Surrey Funding Corp., 0.300%, 01/10/11 (e)	9,997
25,000	Swedish Housing Finance Corp., 0.380%, 12/15/10 (e)	24,996
30,000	Total Capital Canada Ltd., 0.321%, 03/03/11 (e)	29,976
48,000	Toyota Credit Canada, Inc., 0.270%, 02/03/11	47,977
	Toyota Motor Credit Corp.,
20,000	0.280%, 12/02/10	20,000
11,000	0.280%, 12/07/10	10,999
	Versailles Commercial Paper LLC,
43,000	0.290%, 12/17/10 (e)	42,994
26,000	0.340%, 01/28/11 (e)	25,986
	Westpac Banking Corp.,
19,000	0.300%, 03/08/11 (e)	18,984
30,000	0.310%, 04/05/11 (e)	29,968
30,000	Westpac Securities NZ Ltd., 0.270%, 12/03/10 (e)	30,000

	Total Commercial Paper (Cost $2,013,093 )	2,013,093

Corporate Note — 0.3%

Supranational — 0.3%
30,000	World Bank, VAR, 0.303%, 07/13/11 (Cost $30,000)	30,000

Discount Notes — 0.2% (n)

Supranational — 0.2%
13,800	Inter-American Development Bank, 0.797%, 04/11/11	14,018
5,000	World Bank, 0.240%, 12/30/10	4,999

	Total Discount Notes (Cost $19,017 )	19,017

Repurchase Agreements — 15.5%
300,000	Barclays Capital, Inc., 0.240%, dated 11/30/10, due 12/06/10, repurchase price $300,012, collateralized by U.S. Government Agency Securities with a value of $306,485	300,000
296,326	Deutsche Bank Securities, Inc., 0.250%, dated 11/30/10, due 12/01/10, repurchase price $296,328, collateralized by U.S. Government Agency Securities with a value of $302,253	296,326
150,000	Deutsche Bank Securities, Inc., 0.460%, dated 11/30/10, due 12/01/10, repurchase price $150,002, collateralized by U.S. Government Agency Securities with a value of $154,500	150,000
250,000	Goldman Sachs & Co., 0.250%, dated 11/30/10, due 12/01/10, repurchase price $250,002, collateralized by U.S. Government Agency Securities with a value of $255,000	250,000
300,000	Goldman Sachs & Co., 0.250%, dated 11/30/10, due 12/07/10, repurchase price $300,002, collateralized by U.S. Government Agency Securities with a value of $306,000	300,000
50,000	HSBC Securities, Inc., 0.350%, dated 11/30/10, due 12/01/10, repurchase price $50,000, collateralized by U.S. Government Agency Securities with a value of $51,502	50,000
50,000	RBS Securities, Inc., 0.530%, dated 11/30/10, due 12/01/10, repurchase price $50,001, collateralized by U.S. Government Agency Securities with a value of $52,502	50,000

	Total Repurchase Agreements (Cost $1,396,326 )	1,396,326

Time Deposits — 11.1%
225,000	Banque Federative du Credit Mutuel,
	0.280%, 12/01/10	225,000
150,000	Danske Bank A/S, 0.250%, 12/01/10	150,000
300,000	Lloyds TSB Bank plc, 0.260%,
	12/01/10	300,000
325,000	Natixis, 0.260%, 12/01/10	325,000

	Total Time Deposits (Cost $1,000,000 )	1,000,000

U.S. Government Agency Securities — 4.4%
	Federal Home Loan Bank,
46,000	VAR, 0.137%, 01/30/12	45,986
30,600	VAR, 0.246%, 11/07/11	30,588
	Federal Home Loan Mortgage Corp.,
25,000	DN, 0.240%, 02/07/11 (n)	24,989
40,000	VAR, 0.205%, 12/29/11	39,978
40,000	VAR, 0.253%, 10/26/11	39,986
	Federal National Mortgage Association,
10,000	DN, 0.240%, 02/02/11 (n)	9,996
41,000	DN, 0.513%, 05/02/11 (n)	40,911
50,000	VAR, 0.273%, 08/23/12	49,974
76,000	VAR, 0.400%, 11/23/12	75,969
33,000	VAR, 0.430%, 09/13/12	32,988
	Total U.S. Government Agency Securities (Cost $391,365 )	391,365

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — 6.5%

U.S. Treasury Bills — 6.5% (n)
	U.S. Treasury Bills,
500,000	0.000%, 03/03/11	499,778
81,000	0.215%, 12/09/10	80,996

	Total U.S. Treasury Obligations (Cost $580,774 )	580,774

	Total Investments — 106.6% (Cost $9,576,593) *	9,576,593

	Liabilities in Excess of Other Assets — (6.6)%	(591,883)

	NET ASSETS — 100.0%	$8,984,710

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$—	$9,576,593	$—	$9,576,593

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investment (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 103.2%

Arizona — 2.4%

	Other Revenue — 1.6%
2,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/23	2,095

	Utility — 0.8%
1,000	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/23	1,092

	Total Arizona	3,187

California — 0.8%

	Water & Sewer — 0.8%
1,000	San Diego Public Facilities Financing Authority, Series B, Rev., 5.500%, 05/15/23	1,112

Michigan — 92.5%

	Certificate of Participation/Lease — 3.6%
1,800	City of Detroit, Wayne County Stadium Authority, Rev., COP, NATL- RE, FGIC, 5.500%, 02/01/17	1,803
1,250	Michigan State Building Authority, Facilities Program, Series I, Rev., COP, AGM, 5.250%, 10/15/15	1,367
1,500	Michigan Strategic Fund, House of Representatives Facilities, Series A, Rev., COP, AGC, 5.250%, 10/15/20	1,622

		4,792

	Education — 3.8%
1,240	Michigan Higher Education Facilities Authority, Kettering University, Limited Obligation, Rev., AMBAC, 5.500%, 09/01/19 (f) (i)	1,216
1,000	Michigan Higher Education Student Loan Authority, Series XVII-A, Rev., AMBAC, 5.750%, 06/01/13	964
1,670	Oakland University, Rev., AMBAC, 5.250%, 05/15/19	1,806
1,000	Western Michigan University, Rev., NATL-RE, 5.000%, 11/15/19	1,065

		5,051

	General Obligation — 34.3%
1,675	Charles Stewart Mott Community College, Community College Facilities, GO, NATL-RE, 5.000%, 05/01/20	1,805
1,000	City of Dearborn School District, GO, NATL-RE, FGIC, Q-SBLF, 5.000%, 05/01/18	1,120
	City of Jackson, Capital Appreciation, Downtown Development,
1,620	GO, AGM, Zero Coupon, 06/01/16	1,357
1,710	GO, AGM, Zero Coupon, 06/01/17	1,356
2,060	GO, AGM, Zero Coupon, 06/01/18	1,536
1,200	GO, AGM, Zero Coupon, 06/01/19	842
2,075	East Grand Rapids Public School District, GO, AGM, Q-SBLF, 5.000%, 05/01/18	2,264
1,000	Ecorse Public School District, GO, AGM, Q-SBLF, 5.250%, 05/01/20	1,098
1,105	Emmet County Building Authority, GO, AMBAC, 5.000%, 05/01/15	1,172
1,000	Grand Blanc Community Schools, School Building & Site, GO, AGM, Q- SBLF, 5.000%, 05/01/15	1,104
2,660	Hartland Consolidated School District, GO, Q-SBLF, 5.375%, 05/01/16	2,697
1,515	Healthsource Saginaw, Inc., GO, NATL-RE, 5.000%, 05/01/20	1,610
1,600	Howell Public Schools, School Building & Site, GO, Q-SBLF, 5.000%, 05/01/15	1,714
1,620	Jackson Public Schools, School Building & Site, GO, AGM, Q-SBLF, 5.000%, 05/01/18	1,767
1,250	Lansing Community College, Building & Site, GO, NATL-RE, 5.000%, 05/01/19	1,343
	Lowell Area Schools, Capital Appreciation,
5,000	GO, NATL-RE, FGIC, Q-SBLF, Zero Coupon, 05/01/14	4,609
1,425	GO, NATL-RE, FGIC, Q-SBLF, Zero Coupon, 05/01/16	1,204
1,210	Newaygo Public Schools, GO, NATL- RE, Q-SBLF, 5.000%, 05/01/22	1,254
1,910	Pinckney Community Schools, GO, AGM, Q-SBLF, 5.000%, 05/01/19	2,069
3,000	Rochester Community School District, GO, AGM, Q-SBLF, 5.000%, 05/01/15	3,299
1,935	South Lyon Community Schools, Series II, GO, NATL-RE, FGIC, Q- SBLF, 5.000%, 05/01/21	2,030
1,500	South Redford School District, School Building & Site, GO, NATL-RE, Q- SBLF, 5.000%, 05/01/21	1,574
1,450	Southfield Library Building Authority, GO, NATL-RE, 5.000%, 05/01/19	1,612
1,345	State of Michigan, Environmental Program, Series A, GO, 5.000%, 05/01/14	1,492
2,000	Walled Lake Consolidated School District, GO, Q-SBLF, 5.250%, 05/01/18	2,032

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

	General Obligation — Continued
1,175	Wayne County, Downriver Sewer Disposal, Series B, GO, NATL-RE, 5.125%, 11/01/18	1,193

		45,153

	Hospital — 8.2%
	Chelsea Economic Development Corp., United Methodist Retirement,
1,075	Rev., 5.400%, 11/15/18 (f) (i)	1,075
2,000	Rev., 5.400%, 11/15/27 (f) (i)	1,835
1,000	Michigan State Hospital Finance Authority, Ascension Health, Senior Care Group, Rev., 5.000%, 11/15/16	1,135
	Michigan State Hospital Finance Authority, Oakwood Obligation Group,
2,000	Series A, Rev., 5.000%, 07/15/14	2,133
1,030	Series A, Rev., 5.000%, 07/15/17	1,090
960	Michigan State Hospital Finance Authority, Port Huron Hospital Obligation, Rev., AGM, 5.375%, 07/01/12	963
	Michigan State Hospital Finance Authority, Sparrow Obligation Group,
1,000	Rev., 5.000%, 11/15/19	1,050
1,500	Rev., NATL-RE, 5.000%, 11/15/19	1,558

		10,839

	Housing — 2.0%
	Michigan State Housing Development Authority, Weston, Limited Obligation,
790	Series A, Rev., GNMA COLL, 4.100%, 12/20/15	812
1,880	Series A, Rev., GNMA COLL, 4.600%, 12/20/25	1,844

		2,656

	Other Revenue — 4.2%
2,500	City of Battle Creek, Tax Allocation, Rev., NATL-RE, 5.000%, 05/01/16 (m)	2,544
1,610	Michigan Finance Authority, Trinity Health, Series A, Rev., 5.000%, 12/01/16	1,812
1,055	Michigan Municipal Bond Authority, Local Government Lien Program, Series 4-A, Rev., AMBAC, 5.000%, 05/01/16	1,129

		5,485

	Prerefunded — 9.4%
	Michigan State Hospital Finance Authority, Mercy Health Services,
1,000	Series R, Rev., AMBAC, 5.375%, 08/15/16 (p)	1,004
3,795	Series U, Rev., 5.625%, 08/15/16 (p)	3,811
6,875	Series W, Rev., AGM, 5.250%, 08/15/17 (p)	6,899
600	Tawas City Hospital Finance Authority, St. Joseph, Series A, Rev., RADIAN-IBCC, 5.600%, 02/15/13 (p)	625

		12,339

	Special Tax — 8.5%
	State of Michigan,
3,000	Rev., AGM, 5.250%, 11/01/16	3,492
1,500	Rev., AGM, 5.250%, 11/01/17	1,753
3,130	Rev., AGM, 5.250%, 05/15/18	3,618
2,000	Rev., AGM, 5.250%, 05/15/21	2,293

		11,156

	Transportation — 0.9%
1,000	Michigan State Trunk Line, Rev., AGM, 5.250%, 11/01/20	1,137

	Utility — 3.2%
1,500	City of Wyandotte, Electric, Rev., NATL-RE, 4.000%, 10/01/11	1,515
1,245	Michigan Public Power Agency, Combustion Turbine No. 1 Project, Series A, Rev., AMBAC, 5.250%, 01/01/14	1,291
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Series BB, Rev., AMBAC, 7.000%, 05/01/21	1,403

		4,209

	Water & Sewer — 14.4%
	City of Detroit, Capital Appreciation,
5,000	Series A, Rev., NATL-RE, FGIC, Zero Coupon, 07/01/13	4,658
1,500	Series A, Rev., NATL-RE, FGIC, Zero Coupon, 07/01/17	1,147
3,000	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., AGM, 5.000%, 07/01/17	3,237
1,670	City of Grand Rapids, Sanitation Sewer System, Rev., 5.000%, 01/01/23	1,856
5,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/24	5,521
1,250	Michigan Municipal Bond Authority, Drinking Water Revolving Fund, Rev., 5.000%, 10/01/18	1,393
1,000	North Kent Sewer Authority, Rev., NATL-RE, 5.000%, 11/01/19	1,089

		18,901

	Total Michigan	121,718

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

New York — 1.2%

	Industrial Development Revenue/Pollution

	Control Revenue — 1.2%
1,425	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.250%, 02/15/27	1,536

Puerto Rico — 1.8%

	General Obligation — 1.8%
2,195	Commonwealth of Puerto Rico, GO, NATL-RE, 6.250%, 07/01/12	2,340

Texas — 3.3%

	General Obligation — 0.8%
1,000	Conroe Independent School District, Series C, GO, PSF-GTD, 5.000%, 02/15/20	1,102

	Transportation — 1.2%
1,450	Dallas Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., 5.000%, 11/01/24	1,520

	Water & Sewer — 1.3%
1,500	City of San Antonio, Rev., NATL-RE, 5.000%, 05/15/20	1,655

	Total Texas	4,277

Washington — 1.2%

	Water & Sewer — 1.2%
1,500	City of Seattle, Water Systems, Rev., NATL-RE, 5.000%, 09/01/22	1,606

	Total Investments — 103.2% (Cost $130,154)	135,776

	Liabilities in Excess of Other Assets — (3.2)%	(4,231)

	NET ASSETS — 100.0%	$131,545

Percentages indicated are based on net assets.

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
COLL	—	Collateral
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBCC	—	Insured Bond Custodial Certificate
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue

(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $4,126,000 which amounts to 3.0% of total investments.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of prerefunded date, next put date or final maturity date.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,010
Aggregate gross unrealized depreciation	(388)

Net unrealized appreciation/depreciation	$5,622

Federal income tax cost of investments	$130,154

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Arizona
Other Revenue	$—	$2,095	$—	$2,095
Utility	—	1,092	—	1,092

Total Arizona	—	3,187	—	3,187

California
Water & Sewer	—	1,112	—	1,112
Michigan
Certificate of Participation/Lease	—	4,792	—	4,792
Education	—	3,835	1,216	5,051
General Obligation	—	45,153	—	45,153
Hospital	—	7,929	2,910	10,839
Housing	—	2,656	—	2,656
Other Revenue	—	5,485	—	5,485
Prerefunded	—	12,339	—	12,339
Special Tax	—	11,156	—	11,156
Transportation	—	1,137	—	1,137
Utility	—	4,209	—	4,209
Water & Sewer	—	18,901	—	18,901

Total Michigan	—	117,592	4,126	121,718

New York
Industrial Development Revenue/Pollution Control Revenue	—	1,536	—	1,536
Puerto Rico
General Obligation	—	2,340	—	2,340
Texas
General Obligation	—	1,102	—	1,102
Transportation	—	1,520	—	1,520
Water & Sewer	—	1,655	—	1,655

Total Texas	—	4,277	—	4,277

Washington
Water & Sewer	—	1,606	—	1,606

Total Investments in Securities	$—	$131,650	$4,126	$135,776

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/10
Investments in Securities
Michigan — Education	$1,219	$—	$16	$(19)	$—	$—	$—	$1,216
Michigan — Hospital	2,945	—	(36)	1	—	—	—	2,910

Total	$4,164	$—	$(20)	$(18)	$—	$—	$—	$4,126

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(20,000).

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Commercial Paper — 3.1% (n)

Michigan — 3.1%
5,500	Michigan State Housing Development Authority, 0.380%, 02/02/11 (Cost $5,500)	5,500

Daily Demand Notes — 10.9%

Michigan — 10.9%
400	Farmington Hills Hospital Finance Authority, Botsford Obligated, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.300%, 12/01/10	400
145	Michigan State Hospital Finance Authority, Crittenton Hospital, Series A, Rev., VRDO, LOC: Comerica Bank, 0.360%, 12/01/10	145
7,710	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.350%, 12/01/10	7,710
6,225	Michigan State Housing Development Authority, Rental Housing, Series A, Rev., VRDO, AMT, AGM, 0.360%, 12/01/10	6,225
1,200	University of Michigan, Series A, Rev., VRDO, 0.240%, 12/01/10	1,200
	University of Michigan, Hospital,
1,300	Series A, Rev., VRDO, 0.260%, 12/01/10	1,300
2,100	Series A-2, Rev., VRDO, 0.260%, 12/01/10	2,100

	Total Daily Demand Notes (Cost $19,080)	19,080

Municipal Bonds — 5.2%

Michigan — 5.2%
3,000	City of Kalamazoo, GO, TAN, 1.400%, 12/01/10	3,000
6,000	Michigan Finance Authority, Series D- 1, Rev., 2.000%, 08/19/11	6,051

	Total Municipal Bonds (Cost $9,051)	9,051

Semi-Annual Demand Note — 2.3%

Michigan — 2.3%
4,105	Wells Fargo Stage Trust, Floater Certificates, Series 9C-1, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.400%, 02/24/11 (e) (Cost $4,105)	4,105

Weekly Demand Notes — 78.4%

Michigan — 78.4%
1,650	Austin Trust, Series 2007-1009, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.390%, 12/07/10 (m)	1,650
2,590	City of Detroit, Series PT-3756, Rev., VRDO, AGM, LIQ: Dexia Credit Local, 0.480%, 12/07/10	2,590
1,000	City of Grand Rapids, Clipper Belt Lacer Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.560%, 12/07/10	1,000
	Detroit City School District,
1,410	Series PT-3556, GO, VRDO, FGIC, Q- SBLF, LIQ: Dexia Credit Local, 0.480%, 12/07/10	1,410
3,000	Series ROCS RR II R-11784, GO, VRDO, AGM, Q-SBLF, LIQ: Citibank N.A., 0.310%, 12/07/10 (e)	3,000
9,700	Series ROCS RR II R-12251, GO, VRDO, BHAC-CR, AGM-CR, FGIC, Q-SBLF, 0.310%, 12/07/10 (e)	9,700
8,500	Eclipse Funding Trust, Solar Eclipse, Detroit, Series 2006-0001, GO, VRDO, AGM, Q-SBLF, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	8,500
2,465	Jackson County Economic Development Corp., Melling Tool Co. Project, Rev., VRDO, LOC: Comerica Bank, 0.450%, 12/07/10	2,465
1,300	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 12/07/10	1,300
	Michigan State Hospital Finance Authority,
2,480	Series 1308, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.310%, 12/07/10	2,480
500	Series ROCS RR II R-11676, Rev., VRDO, LIQ: Citibank N.A., 0.300%, 12/07/10 (e)	500
1,500	Series ROCS-RR-II-R-11869, Rev., VRDO, LIQ: Citibank N.A., 0.310%, 12/07/10 (e)	1,500
7,100	Michigan State Hospital Finance Authority, Ascension Health, Series F- 8, Rev., VRDO, 0.390%, 06/28/11 (f) (i)	7,100
	Michigan State Housing Development Authority,
10,000	Series B, Rev., VRDO, AMT, LOC: FNMA, 0.330%, 12/07/10	10,000
2,850	Series C, Rev., VRDO, 0.300%, 12/07/10	2,850
3,200	Series D, Rev., VRDO, LOC: FNMA, 0.300%, 12/07/10	3,200
1,600	Series D, Rev., VRDO, AMT, 0.420%, 12/07/10	1,600
13,615	Series E, Rev., VRDO, AMT, 0.340%, 12/07/10	13,615

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Michigan — Continued
5,925	Michigan State Housing Development Authority, Multi-Family Housing, Canton Club, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 12/07/10	5,925
1,030	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 12/07/10	1,030
3,000	Michigan State Housing Development Authority, Multi-Family Housing, Parks of Taylor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 12/07/10	3,000
	Michigan State Housing Development Authority, Rental Housing,
6,925	Series C, Rev., VRDO, AMT, 0.350%, 12/07/10	6,925
435	Series D, Rev., VRDO, AMT, 0.380%, 12/07/10	435
885	Michigan Strategic Fund, Artex Label & Graphics, Rev., VRDO, LOC: U.S. Bank N.A., 0.520%, 12/07/10	885
1,700	Michigan Strategic Fund, B&C Leasing LLC Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.610%, 12/07/10	1,700
1,000	Michigan Strategic Fund, Bayloff Properties LLC Project, Rev., VRDO, LOC: PNC Bank N.A., 0.450%, 12/07/10	1,000
500	Michigan Strategic Fund, Commercial Tool & Die, Inc. Project, Rev., VRDO, LOC: Lasalle Bank Midwest, 0.610%, 12/07/10	500
1,000	Michigan Strategic Fund, Consumers Energy Co. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 12/07/10	1,000
860	Michigan Strategic Fund, Custom Profile, Inc. Project, Rev., VRDO, LOC: Firstar Bank N.A., 0.520%, 12/07/10	860
420	Michigan Strategic Fund, Duo-Form Acquisition Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.380%, 12/07/10	420
1,500	Michigan Strategic Fund, Geskus Photography, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.520%, 12/07/10	1,500
450	Michigan Strategic Fund, Grayling Generating Project, Rev., VRDO, LOC: Barclays Bank New York, 0.290%, 12/07/10	450
1,070	Michigan Strategic Fund, Merchants LLC Project, Rev., VRDO, LOC: National City Bank, 0.380%, 12/07/10	1,070
2,715	Michigan Strategic Fund, Millenium Steering LLC Project, Rev., VRDO, LOC: Comerica Bank, 0.450%, 12/07/10	2,715
1,820	Michigan Strategic Fund, Southwest Ventures Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.470%, 12/07/10	1,820
2,600	Michigan Strategic Fund, Sur-Flo Plastics, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.450%, 12/07/10	2,600
2,000	Michigan Strategic Fund, Waterfront, Series A, Rev., VRDO, LOC: Deutsche Bank AG, 0.290%, 12/07/10	2,000
1,740	Oakland County EDC, A&M Label Project, Rev., VRDO, LOC: National City Bank of Michigan, 0.380%, 12/07/10	1,740
1,900	Oakland County EDC, V&M Corp. Project, Rev., VRDO, LOC: Standard Federal Bank, 0.610%, 12/07/10	1,900
5,000	Puttable Floating Option Tax-Exempt Receipts, Series MT-631, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.470%, 12/07/10 (e)	5,000
	RBC Municipal Products, Inc. Trust, Floater Certificates,
3,820	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.330%, 12/07/10	3,820
5,950	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.330%, 12/07/10	5,950
1,445	State of Michigan, Series PT-3760, GO, VRDO, LIQ: Dexia Credit Local, 0.480%, 12/07/10	1,445
	Wayne County Airport Authority, Detroit Metropolitan,
1,050	Series C1, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 0.310%, 12/07/10	1,050
3,800	Series C3, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 0.310%, 12/07/10	3,800

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Michigan — Continued
2,100	Series D, Rev., VRDO, LOC: Wachovia Bank N.A., 0.280%, 12/07/10	2,100

	Total Weekly Demand Notes (Cost $137,100)	137,100

	Total Investments — 99.9% (Cost $174,836) *	174,836

	Other Assets in Excess of Liabilities — 0.1%	153

	NET ASSETS — 100.0%	$174,989

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CR	—	Custodial Receipts
EDC	—	Economic Development Corp.
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
Q-SBLF	—	Qualified School Bond Loan Fund
Rev.	—	Revenue
TAN	—	Tax Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2010.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $7,100,000 which amounts to 4.1% of total investments.
(i)	Security has been deem illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$—	$167,736	$7,100	$174,836

There were no significant transfers between Levels 1 and 2 during the nine months ended November 30, 2010.

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/10
Investments in Securities
Michigan - Weekly Demand Note	$—	$—	$—	$—	$7,100	$—	$—	$7,100

Total	$—	$—	$—	$—	$7,100	$—	$—	$7,100

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $0.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 1.6%
	AH Mortgage Advance Trust,
1,750	Series 2010-ADV1, Class A1, 3.968%, 08/15/22 (e)	1,759
2,829	Series 2010-ADV2, Class A1, 4.210%, 05/10/41 (e)	2,826
2,000	Asset-Backed Funding Certificates, Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	2,014
424	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.623%, 04/25/36	291
	Chase Funding Mortgage Loan Asset-Backed Certificates,
1,395	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	1,361
1,728	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,651
329	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.633%, 12/25/33	285
145	Credit-Based Asset Servicing and Securitization LLC, Series 2006- CB1, Class AF2, SUB, 5.236%, 01/25/36	100
515	Federal National Mortgage Association Whole Loan, Series 2001-W4, Class AF6, SUB, 5.610%, 01/25/32	514
200	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.353%, 12/25/36	187
	HSBC Home Equity Loan Trust,
513	Series 2005-2, Class A1, VAR, 0.523%, 01/20/35	471
677	Series 2006-1, Class A1, VAR, 0.413%, 01/20/36	624
496	Series 2006-2, Class A1, VAR, 0.403%, 03/20/36	464
754	Series 2007-1, Class AS, VAR, 0.453%, 03/20/36	706
2,041	Series 2007-3, Class APT, VAR, 1.453%, 11/20/36	1,873
388	Indymac Residential Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.453%, 03/25/36	251
	Long Beach Mortgage Loan Trust,
2,200	Series 2004-1, Class M1, VAR, 1.003%, 02/25/34	1,888
395	Series 2006-8, Class 2A2, VAR, 0.343%, 09/25/36	151
752	Series 2006-WL2, Class 2A3, VAR, 0.453%, 01/25/36	622
10,000	Nationstar Mortgage Advance Receivable Trust, Series 2009- ADV1, Class A1, VAR, 3.253%, 12/26/22 (e)	9,975
700	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	705
1,828	PennyMac Loan Trust, Series 2010-NPL1, Class A, VAR, 4.250%, 05/25/50 (e)	1,824
492	Real Estate Asset Trust, Series 2010-1A, Class A1, 6.250%, 09/25/40 (e) (f) (i)	492
500	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	269
	Residential Asset Mortgage Products, Inc.,
1,661	Series 2004-RS6, Class AI4, VAR, 5.457%, 05/25/32	1,709
457	Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	445
435	Salomon Brothers Mortgage Securities VII, Inc., Series 2003- UP1, Class A, SUB, 3.450%, 04/25/32 (e)	375
1,000	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.523%, 06/25/35	926
	Structured Asset Securities Corp.,
910	Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	930
751	Series 2002-AL1, Class A2, 3.450%, 02/25/32	709

	Total Asset-Backed Securities (Cost $36,138)	36,397

Collateralized Mortgage Obligations — 72.6%
	Agency CMO — 46.8%
2,172	Federal Home Loan Bank System, Series 2000-1067, Class 1, 5.300%, 06/15/12	2,283
	Federal Home Loan Mortgage Corp. REMICS,
36	Series 11, Class D, 9.500%, 07/15/19	39
18	Series 22, Class C, 9.500%, 04/15/20	20
25	Series 23, Class F, 9.600%, 04/15/20	28
16	Series 30, Class D, 9.500%, 02/15/20	18
1	Series 41, Class I, HB, 84.000%, 05/15/20	1
8	Series 47, Class F, 10.000%, 06/15/20	10
110	Series 77, Class H, 8.500%, 09/15/20	133
4	Series 81, Class A, 8.125%, 11/15/20	4
9	Series 84, Class F, 9.200%, 10/15/20	10

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
9		Series 99, Class Z, 9.500%, 01/15/21	10
—	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	—	(h)
—	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	1
—	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	1
—	(h)	Series 204, Class E, HB, IF, 1,826.308%, 05/15/23	8
—	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	2
6		Series 1065, Class J, 9.000%, 04/15/21	6
12		Series 1079, Class S, HB, IF, 32.938%, 05/15/21	21
—	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	1
8		Series 1084, Class F, VAR, 1.262%, 05/15/21	8
6		Series 1084, Class S, HB, IF, 43.819%, 05/15/21	11
9		Series 1133, Class H, 7.000%, 09/15/21	11
21		Series 1144, Class KB, 8.500%, 09/15/21	26
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	2
—	(h)	Series 1196, Class B, HB, IF, 1,161.253%, 01/15/22	8
4		Series 1254, Class N, 8.000%, 04/15/22	4
61		Series 1343, Class LA, 8.000%, 08/15/22	71
31		Series 1343, Class LB, 7.500%, 08/15/22	36
95		Series 1374, Class Z, 7.000%, 10/15/22	107
28		Series 1395, Class G, 6.000%, 10/15/22	31
250		Series 1401, Class J, 7.000%, 10/15/22	285
356		Series 1466, Class PZ, 7.500%, 02/15/23	407
10		Series 1470, Class F, VAR, 2.663%, 02/15/23	11
10		Series 1505, Class QB, HB, IF, 20.037%, 05/15/23	15
105		Series 1518, Class G, IF, 8.773%, 05/15/23	116
85		Series 1526, Class L, 6.500%, 06/15/23	91
20		Series 1540, Class IA, 7.000%, 06/15/13	21
114		Series 1541, Class O, VAR, 1.970%, 07/15/23	119
1,066		Series 1552, Class IA, IF, 16.488%, 08/15/23	1,394
27		Series 1570, Class F, VAR, 3.163%, 08/15/23	28
68		Series 1570, Class SA, HB, IF, 20.554%, 08/15/23	92
297		Series 1578, Class K, 6.900%, 09/15/23	348
34		Series 1578, Class V, IO, 7.000%, 09/15/23	6
658		Series 1591, Class PV, 6.250%, 10/15/23	705
118		Series 1596, Class D, 6.500%, 10/15/13	118
15		Series 1602, Class SA, HB, IF, 21.734%, 10/15/23	22
209		Series 1609, Class LG, IF, 16.656%, 11/15/23	255
929		Series 1628, Class LZ, 6.500%, 12/15/23	1,066
685		Series 1638, Class H, 6.500%, 12/15/23	786
1,036		Series 1644, Class K, 6.750%, 12/15/23	1,102
963		Series 1658, Class GZ, 7.000%, 01/15/24	1,024
6		Series 1671, Class QC, IF, 10.000%, 02/15/24	7
414		Series 1677, Class Z, 7.500%, 07/15/23	474
10		Series 1686, Class SH, IF, 18.534%, 02/15/24	16
37		Series 1688, Class W, 7.250%, 03/15/14	37
371		Series 1695, Class EB, 7.000%, 03/15/24	437
47		Series 1699, Class FC, VAR, 0.912%, 03/15/24	47
53		Series 1745, Class D, 7.500%, 08/15/24	62
1,649		Series 1760, Class ZD, VAR, 2.040%, 02/15/24	1,675
158		Series 1798, Class F, 5.000%, 05/15/23	167
9		Series 1807, Class G, 9.000%, 10/15/20	10
1,405		Series 1813, Class I, PO, 11/15/23	1,293
5,430		Series 1813, Class J, IF, IO, 5.750%, 11/15/23	611
306		Series 1829, Class ZB, 6.500%, 03/15/26	338
17		Series 1844, Class E, 6.500%, 10/15/13	18
548		Series 1863, Class Z, 6.500%, 07/15/26	617
6		Series 1865, Class D, PO, 02/15/24	5

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
156	Series 1899, Class ZE, 8.000%, 09/15/26	188
134	Series 1963, Class Z, 7.500%, 01/15/27	155
42	Series 1985, Class PR, IO, 8.000%, 07/15/27	9
66	Series 1987, Class PE, 7.500%, 09/15/27	77
22	Series 2025, Class PE, 6.300%, 01/15/13	22
566	Series 2033, Class J, 5.600%, 06/15/23	612
31	Series 2033, Class SN, HB, IF, 23.963%, 03/15/24	19
41	Series 2038, Class PN, IO, 7.000%, 03/15/28	8
328	Series 2040, Class PE, 7.500%, 03/15/28	386
47	Series 2042, Class T, 7.000%, 03/15/28	48
114	Series 2055, Class OE, 6.500%, 05/15/13	115
145	Series 2060, Class Z, 6.500%, 05/15/28	164
382	Series 2061, Class DC, IO, 6.500%, 06/15/28	69
25,013	Series 2065, Class PX, IO, 0.750%, 08/17/27	658
896	Series 2075, Class PH, 6.500%, 08/15/28	1,029
200	Series 2086, Class GB, 6.000%, 09/15/28	212
61	Series 2089, Class PJ, IO, 7.000%, 10/15/28	13
457	Series 2102, Class TC, 6.000%, 12/15/13 (m)	480
290	Series 2102, Class TU, 6.000%, 12/15/13 (m)	306
764	Series 2110, Class PG, 6.000%, 01/15/29	838
628	Series 2111, Class SB, IF, IO, 7.247%, 01/15/29	121
279	Series 2115, Class PE, 6.000%, 01/15/14	291
264	Series 2125, Class JZ, 6.000%, 02/15/29	284
606	Series 2130, Class QS, 6.000%, 03/15/29	661
98	Series 2132, Class SB, HB, IF, 29.449%, 03/15/29	159
147	Series 2132, Class ZL, 6.500%, 03/15/29	161
12	Series 2135, Class UK, IO, 6.500%, 03/15/14	1
20	Series 2141, Class IO, IO, 7.000%, 04/15/29	4
49	Series 2163, Class PC, IO, 7.500%, 06/15/29	11
111	Series 2178, Class PB, 7.000%, 08/15/29	131
169	Series 2201, Class C, 8.000%, 11/15/29	204
501	Series 2209, Class TC, 8.000%, 01/15/30	594
247	Series 2210, Class Z, 8.000%, 01/15/30	298
101	Series 2224, Class CB, 8.000%, 03/15/30	122
59	Series 2247, Class Z, 7.500%, 08/15/30	68
336	Series 2254, Class Z, 9.000%, 09/15/30	405
277	Series 2256, Class MC, 7.250%, 09/15/30	325
464	Series 2259, Class ZM, 7.000%, 10/15/30	545
488	Series 2271, Class PC, 7.250%, 12/15/30	574
484	Series 2283, Class K, 6.500%, 12/15/23	526
152	Series 2296, Class PD, 7.000%, 03/15/31	176
229	Series 2301, Class PA, 6.000%, 10/15/13	238
2,104	Series 2303, Class ZD, 7.000%, 04/15/31	2,305
1,196	Series 2303, Class ZN, 8.500%, 04/15/29	1,339
70	Series 2306, Class K, PO, 05/15/24	63
175	Series 2306, Class SE, IF, IO, 8.060%, 05/15/24	26
707	Series 2344, Class QG, 6.000%, 08/15/16	762
1,186	Series 2344, Class ZD, 6.500%, 08/15/31	1,312
130	Series 2344, Class ZJ, 6.500%, 08/15/31	143
91	Series 2345, Class NE, 6.500%, 08/15/31	97
291	Series 2347, Class VP, 6.500%, 03/15/20	305
275	Series 2353, Class TD, 6.000%, 09/15/16	294
272	Series 2355, Class BP, 6.000%, 09/15/16	293
211	Series 2358, Class PD, 6.000%, 09/15/16	221

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

446	Series 2359, Class PM, 6.000%, 09/15/16	474
563	Series 2359, Class ZB, 8.500%, 06/15/31	650

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
501	Series 2360, Class PG, 6.000%, 09/15/16	542
141	Series 2363, Class PF, 6.000%, 09/15/16	153
260	Series 2366, Class MD, 6.000%, 10/15/16	278
86	Series 2368, Class AS, HB, IF, 20.271%, 10/15/31	118
190	Series 2368, Class TG, 6.000%, 10/15/16	204
96	Series 2372, Class F, VAR, 0.753%, 10/15/31	96
102	Series 2383, Class FD, VAR, 0.753%, 11/15/31	102
170	Series 2388, Class UZ, 8.500%, 06/15/31	208
1,205	Series 2391, Class QR, 5.500%, 12/15/16	1,306
125	Series 2394, Class MC, 6.000%, 12/15/16	135
1,549	Series 2399, Class TH, 6.500%, 01/15/32	1,715
274	Series 2410, Class OE, 6.375%, 02/15/32	304
353	Series 2410, Class QS, IF, 18.841%, 02/15/32	477
184	Series 2410, Class QX, IF, IO, 8.397%, 02/15/32	38
264	Series 2423, Class MC, 7.000%, 03/15/32	296
335	Series 2423, Class MT, 7.000%, 03/15/32	375
321	Series 2425, Class OB, 6.000%, 03/15/17	340
728	Series 2433, Class SA, HB, IF, 20.271%, 02/15/32	999
440	Series 2434, Class TC, 7.000%, 04/15/32	498
807	Series 2436, Class MC, 7.000%, 04/15/32	908
239	Series 2444, Class ES, IF, IO, 7.697%, 03/15/32	42
252	Series 2450, Class GZ, 7.000%, 05/15/32	289
271	Series 2450, Class SW, IF, IO, 7.747%, 03/15/32	52
650	Series 2458, Class QE, 5.500%, 06/15/17	704
149	Series 2460, Class VZ, 6.000%, 11/15/29	149
714	Series 2462, Class NB, 6.500%, 06/15/22	803
1,373	Series 2464, Class FE, VAR, 1.253%, 03/15/32	1,397
75	Series 2470, Class SL, IF, 9.000%, 01/15/27	80
447	Series 2474, Class SJ, IF, IO, 7.397%, 07/15/17	44
91	Series 2480, Class PV, 6.000%, 07/15/11	92
4,601	Series 2494, Class SX, IF, IO, 6.747%, 02/15/32	662
212	Series 2513, Class YO, PO, 02/15/32	211
1,558	Series 2513, Class ZC, 5.500%, 10/15/32	1,716
466	Series 2515, Class DE, 4.000%, 03/15/32	485
1,879	Series 2517, Class Z, 5.500%, 10/15/32	2,022
43	Series 2519, Class BT, 8.500%, 09/15/31	44
1,036	Series 2533, Class HB, 5.500%, 12/15/17	1,135
451	Series 2535, Class BK, 5.500%, 12/15/22	499
1,426	Series 2549, Class ZG, 5.000%, 01/15/18	1,490
323	Series 2553, Class GF, VAR, 0.653%, 02/15/17	323
84	Series 2565, Class MB, 6.000%, 05/15/30	85
10,000	Series 2568, Class KG, 5.500%, 02/15/23	11,219
184	Series 2571, Class SK, HB, IF, 33.407%, 09/15/23	325
1,530	Series 2574, Class HP, 5.000%, 02/15/18	1,645
1,299	Series 2586, Class WI, IO, 6.500%, 03/15/33	239
1,325	Series 2587, Class CO, PO, 03/15/32	1,305
3,686	Series 2590, Class IP, IO, 5.500%, 08/15/31	197
1,400	Series 2591, Class QO, 4.500%, 03/15/18	1,516
673	Series 2591, Class WI, IO, 5.500%, 02/15/30	11
864	Series 2594, Class DJ, 4.250%, 10/15/30	885
72	Series 2597, Class DS, IF, IO, 7.297%, 02/15/33	5
222	Series 2599, Class DS, IF, IO, 6.747%, 02/15/33	7

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

373	Series 2610, Class DS, IF, IO, 6.847%, 03/15/33	18
1,883	Series 2610, Class DZ, 5.500%, 05/15/33	2,141
816	Series 2611, Class SH, IF, IO, 7.397%, 10/15/21	34
330	Series 2611, Class SQ, IF, 12.493%, 05/15/33	347

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,036	Series 2611, Class UH, 4.500%, 05/15/18	1,084
2,330	Series 2617, Class GR, 4.500%, 05/15/18	2,507
4,018	Series 2626, Class NS, IF, IO, 6.297%, 06/15/23	385
3,172	Series 2627, Class GY, 4.500%, 06/15/18	3,415
2,071	Series 2631, Class LC, 4.500%, 06/15/18	2,227
319	Series 2631, Class SA, IF, 14.385%, 06/15/33	361
1,142	Series 2637, Class SA, IF, IO, 5.847%, 06/15/18	112
491	Series 2640, Class UG, IO, 5.000%, 01/15/32	38
1,963	Series 2640, Class UP, IO, 5.000%, 01/15/32	108
136	Series 2640, Class UR, IO, 4.500%, 08/15/17	2
2,822	Series 2641, Class WI, IO, 5.000%, 01/15/33	302
69	Series 2643, Class HI, IO, 4.500%, 12/15/16	1
1,000	Series 2649, Class IG, IO, 5.000%, 11/15/31	71
1,326	Series 2650, Class PO, PO, 12/15/32	1,258
2,244	Series 2650, Class SO, PO, 12/15/32	2,130
835	Series 2657, Class MD, 5.000%, 12/15/20	863
61	Series 2663, Class EO, PO, 08/15/33	60
157	Series 2668, Class S, IF, 11.493%, 09/15/33	157
1,913	Series 2668, Class SB, IF, 6.975%, 10/15/15	1,949
577	Series 2671, Class S, IF, 14.294%, 09/15/33	650
1,036	Series 2672, Class ME, 5.000%, 11/15/22	1,122
340	Series 2672, Class SJ, IF, 6.930%, 09/15/16	349
6,732	Series 2675, Class CK, 4.000%, 09/15/18 (m)	7,193
7,000	Series 2677, Class LE, 4.500%, 09/15/18	7,681
959	Series 2682, Class YS, IF, 8.619%, 10/15/33	933
27	Series 2683, Class VA, 5.500%, 02/15/21	27
11,562	Series 2684, Class PO, PO, 01/15/33	10,712
816	Series 2684, Class TO, PO, 10/15/33	682
1,047	Series 2686, Class GB, 5.000%, 05/15/20	1,069
647	Series 2686, Class NS, IF, IO, 7.347%, 10/15/21	31
609	Series 2690, Class SJ, IF, 8.770%, 10/15/33	598
2,500	Series 2691, Class ND, 5.000%, 10/15/28	2,579
878	Series 2691, Class SE, IF, 9.188%, 12/15/28	901
641	Series 2691, Class WS, IF, 8.620%, 10/15/33	630
1,006	Series 2692, Class SC, IF, 12.780%, 07/15/33	1,063
187	Series 2694, Class BA, 4.000%, 06/15/31	197
542	Series 2695, Class OB, PO, 10/15/33	445
853	Series 2695, Class SX, IF, 15.939%, 10/15/33	901
426	Series 2695, Class WS, IF, 15.801%, 10/15/33	449
156	Series 2696, Class SM, IF, 13.693%, 12/15/26	159
1,554	Series 2702, Class PC, 5.000%, 01/15/23	1,673
383	Series 2705, Class SC, IF, 8.620%, 11/15/33	376
907	Series 2705, Class SD, IF, 8.674%, 11/15/33	862
2,589	Series 2715, Class OG, 5.000%, 01/15/23	2,816
3,679	Series 2716, Class UN, 4.500%, 12/15/23	3,970
2,071	Series 2720, Class PC, 5.000%, 12/15/23	2,162
806	Series 2725, Class SC, IF, 8.694%, 11/15/33	782
3,108	Series 2727, Class BS, IF, 8.695%, 01/15/34	3,034
52	Series 2727, Class PO, PO, 01/15/34	51
381	Series 2744, Class FE, VAR, 0.000%, 02/15/34	363

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

831	Series 2744, Class PD, 5.500%, 08/15/33	854
2,071	Series 2744, Class TU, 5.500%, 05/15/32	2,224
124	Series 2753, Class S, IF, 11.493%, 02/15/34	125
975	Series 2754, Class JG, 4.500%, 03/15/33	986
2,319	Series 2755, Class PA, PO, 02/15/29	2,290
537	Series 2755, Class SA, IF, 13.693%, 05/15/30	598

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
515	Series 2756, Class NA, 5.000%, 02/15/24	560
570	Series 2760, Class IB, IO, 5.000%, 11/15/27	9
196	Series 2762, Class LO, PO, 03/15/34	190
685	Series 2764, Class OE, 4.500%, 03/15/19	732
85	Series 2774, Class QO, PO, 04/15/34	79
463	Series 2776, Class SK, IF, 8.695%, 04/15/34	459
81	Series 2777, Class DV, 6.500%, 11/15/17	84
7	Series 2777, Class SX, IF, 11.810%, 04/15/34	7
15	Series 2778, Class BS, IF, 15.116%, 04/15/34	15
3,500	Series 2780, Class BE, 4.500%, 04/15/19	3,802
1,025	Series 2780, Class JG, 4.500%, 04/15/19	1,070
1,678	Series 2780, Class YC, 5.000%, 04/15/19	1,847
1,784	Series 2802, Class ZY, 6.000%, 05/15/34	1,879
583	Series 2812, Class AB, 4.500%, 10/15/18	606
2,653	Series 2812, Class NO, PO, 10/15/33	2,220
48	Series 2827, Class NT, IF, 8.000%, 01/15/22	49
3,000	Series 2827, Class QE, 5.500%, 03/15/33	3,250
196	Series 2827, Class SQ, IF, 7.500%, 01/15/19	200
775	Series 2835, Class BO, PO, 12/15/28	756
660	Series 2835, Class QO, PO, 12/15/32	601
345	Series 2863, Class JA, 4.500%, 09/15/19	355
1,370	Series 2864, Class GB, 4.000%, 09/15/19	1,459
363	Series 2877, Class KO, PO, 03/15/19	346
1,081	Series 2897, Class EO, PO, 10/15/31	950
1,638	Series 2903, Class UZ, 5.500%, 07/15/31	1,694
2,000	Series 2921, Class MD, 5.000%, 06/15/33	2,148
73	Series 2925, Class MW, VAR, 0.000%, 01/15/35	72
1,000	Series 2930, Class AN, 4.500%, 06/15/19	1,076
3,592	Series 2934, Class EC, PO, 02/15/20	3,416
388	Series 2934, Class EN, PO, 02/15/18	380
3,736	Series 2934, Class HI, IO, 5.000%, 02/15/20	449
2,479	Series 2934, Class KI, IO, 5.000%, 02/15/20	301
961	Series 2945, Class SA, IF, 11.838%, 03/15/20	1,084
1,056	Series 2967, Class JI, IO, 5.000%, 04/15/20	135
396	Series 2967, Class S, HB, IF, 32.431%, 04/15/25	586
762	Series 2971, Class GB, 5.000%, 11/15/16	783
685	Series 2971, Class GC, 5.000%, 07/15/18	732
1,250	Series 2979, Class BC, 5.000%, 04/15/20	1,363
591	Series 2989, Class PO, PO, 06/15/23	575
561	Series 2990, Class LK, VAR, 0.623%, 10/15/34	562
562	Series 2990, Class SL, HB, IF, 23.564%, 06/15/34	803
316	Series 2990, Class WP, IF, 16.374%, 06/15/35	382
174	Series 2996, Class FD, VAR, 0.503%, 06/15/35	174
1,000	Series 2999, Class NC, 4.500%, 12/15/18	1,056
96	Series 3000, Class JF, VAR, 0.653%, 04/15/35	96
1,510	Series 3047, Class OB, 5.500%, 12/15/33	1,629
1,850	Series 3049, Class XF, VAR, 0.603%, 05/15/33	1,854
1,594	Series 3054, Class MI, IO, 5.500%, 05/15/34	160

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

93	Series 3063, Class ST, SUB, 11/15/35	93
2,966	Series 3068, Class QB, 4.500%, 06/15/20	3,157
1,530	Series 3077, Class TO, PO, 04/15/35	1,349
899	Series 3100, Class MA, VAR, 2.826%, 12/15/35	866
1,335	Series 3101, Class UZ, 6.000%, 01/15/36	1,532
1,027	Series 3117, Class EO, PO, 02/15/36	928
1,197	Series 3117, Class OK, PO, 02/15/36	1,058
322	Series 3122, Class OH, PO, 03/15/36	283

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
82	Series 3122, Class ZB, 6.000%, 03/15/36	81
1,292	Series 3130, Class KZ, 5.500%, 12/15/34	1,440
246	Series 3134, Class PO, PO, 03/15/36	205
5,556	Series 3137, Class XP, 6.000%, 04/15/36	6,244
1,098	Series 3138, Class PO, PO, 04/15/36	899
1,500	Series 3143, Class BC, 5.500%, 02/15/36	1,622
328	Series 3149, Class SO, PO, 05/15/36	294
2,000	Series 3151, Class PD, 6.000%, 11/15/34	2,215
1,622	Series 3151, Class PO, PO, 05/15/36	1,358
1,283	Series 3152, Class MO, PO, 03/15/36	1,076
8,427	Series 3155, Class CG, 6.000%, 11/15/24	8,890
4,864	Series 3156, Class AZ, 5.500%, 05/15/36	5,411
13	Series 3158, Class LX, VAR, 0.000%, 05/15/36	12
1,000	Series 3162, Class OB, 6.000%, 11/15/30	1,044
8,000	Series 3166, Class AC, 5.000%, 06/15/21 (m)	8,997
166	Series 3170, Class FM, VAR, 0.603%, 09/15/33	166
1,009	Series 3171, Class MO, PO, 06/15/36	877
859	Series 3174, Class PX, 5.000%, 06/15/17	950
1,513	Series 3179, Class OA, PO,
	07/15/36	1,285
556	Series 3184, Class OA, PO, 02/15/33	536
2,239	Series 3194, Class SA, IF, IO, 6.847%, 07/15/36	271
1,480	Series 3195, Class PD, 6.500%, 07/15/36	1,690
2,000	Series 3218, Class BE, 6.000%, 09/15/35	2,254
2,449	Series 3219, Class DI, IO, 6.000%, 04/15/36	381
1,693	Series 3232, Class ST, IF, IO, 6.447%, 10/15/36	229
2,262	Series 3253, Class PO, PO, 12/15/21	2,173
1,065	Series 3260, Class CS, IF, IO, 5.887%, 01/15/37	145
1,290	Series 3262, Class SG, IF, IO, 6.147%, 01/15/37	184
1,493	Series 3274, Class JO, PO, 02/15/37	1,325
1,083	Series 3274, Class MO, PO, 02/15/37	953
643	Series 3275, Class FL, VAR, 0.693%, 02/15/37	642
3,500	Series 3282, Class YD, 5.500%, 02/15/22	3,828
1,500	Series 3285, Class PC, 5.500%, 09/15/30	1,554
399	Series 3288, Class GS, IF, 2.480%, 03/15/37	402
3,060	Series 3290, Class SB, IF, IO, 6.197%, 03/15/37	381
26	Series 3299, Class KB, 5.000%, 08/15/29	26
174	Series 3299, Class QF, VAR, 0.000%, 04/15/37	172
898	Series 3305, Class MB, IF, 2.733%, 07/15/34	877
2,500	Series 3329, Class JD, 6.000%, 06/15/36	2,837
3,000	Series 3334, Class MC, 5.000%, 04/15/33	3,126
4,400	Series 3342, Class VG, 6.000%, 11/15/23	4,975
349	Series 3347, Class PO, PO, 07/15/37	346
248	Series 3356, Class PA, 6.000%, 11/15/26	250
552	Series 3371, Class FA, VAR, 0.853%, 09/15/37	556
1,690	Series 3373, Class TO, PO, 04/15/37	1,485
4,938	Series 3385, Class SN, IF, IO, 5.747%, 11/15/37	511

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

2,379	Series 3387, Class SA, IF, IO, 6.167%, 11/15/37	333
2,149	Series 3389, Class DQ, 5.750%, 10/15/35	2,354
2,864	Series 3404, Class SC, IF, IO, 5.747%, 01/15/38	357
7,092	Series 3422, Class AI, SUB, 1.860%, 01/15/38	72
1,752	Series 3422, Class LI, IO, 5.000%, 02/15/23	202
6,740	Series 3430, Class AI, IO, 1.417%, 09/15/12	88
3,864	Series 3437, Class AI, IO, 1.335%, 09/15/11	29
3,165	Series 3451, Class SA, IF, IO, 5.797%, 05/15/38	338
2,080	Series 3461, Class LZ, 6.000%, 06/15/38	2,359
3,211	Series 3481, Class SJ, IF, IO, 5.597%, 08/15/38	352

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,595	Series 3505, Class SA, IF, IO, 5.747%, 01/15/39	368
2,844	Series 3511, Class IO, IO, 5.000%, 12/15/21	297
1,830	Series 3511, Class SA, IF, IO, 5.747%, 02/15/39	193
3,241	Series 3515, Class PI, IO, 5.500%, 07/15/37	432
6,431	Series 3531, Class SA, IF, IO, 6.047%, 05/15/39	727
2,713	Series 3537, Class MI, IO, 5.000%, 06/15/38	570
456	Series 3546, Class A, VAR, 5.974%, 02/15/39	486
2,997	Series 3549, Class FA, VAR, 1.453%, 07/15/39	3,062
3,219	Series 3564, Class JA, 4.000%, 01/15/18	3,420
3,807	Series 3572, Class JS, IF, IO, 6.547%, 09/15/39	597
1,600	Series 3607, Class BO, PO, 04/15/36	1,195
1,806	Series 3607, Class EO, PO, 02/15/33	1,711
3,020	Series 3611, Class PO, PO, 07/15/34	2,760
1,343	Series 3632, Class BS, IF, 16.655%, 02/15/40	1,812
2,916	Series 3666, Class VA, 5.500%, 12/15/22	3,263
7,911	Series 3680, Class MA, 4.500%, 07/15/39	8,493
2,702	Series 3688, Class CU, VAR, 6.823%, 11/15/21	2,906
4,837	Series 3688, Class GT, VAR, 7.149%, 11/15/46	5,205
9,668	Series 3688, Class NI, IO, 5.000%, 04/15/32	1,193
12,471	Series 3704, Class CT, 7.000%, 12/15/36	14,071
8,342	Series 3704, Class DT, 7.500%, 11/15/36	9,489
6,666	Series 3704, Class ET, 7.500%, 12/15/36	7,583
8,914	Series 3714, Class IP, IO, 5.000%, 08/15/40	1,519
5,165	Series 3740, Class SC, IF, IO, 5.747%, 10/15/40	720
2,000	Series R004, Class VG, 6.000%, 08/15/21	2,193
5,629	Series R007, Class ZA, 6.000%, 05/15/36	6,452
895	Series R012, Class AI, IO, 5.500%, 12/15/20	48
	Federal Home Loan Mortgage Corp. STRIPS,
3	Series 1, Class B, IO, 8.000%, 10/15/18	–	(h)
1	Series 16, Class B, IO, 10.000%, 06/01/20	–	(h)
17	Series 134, Class B, IO, 9.000%, 04/01/22	4
2,801	Series 191, Class IO, IO, 8.000%, 01/01/28	677
3,468	Series 233, Class 11, IO, 5.000%, 09/15/35	525
1,933	Series 233, Class 12, IO, 5.000%, 09/15/35	295
4,679	Series 233, Class 13, IO, 5.000%, 09/15/35	706
12,082	Series 239, Class S30, IF, IO, 7.447%, 08/15/36	1,612
1,720	Series 243, Class 16, IO, 4.500%, 11/15/20	186
2,760	Series 243, Class 17, IO, 4.500%, 12/15/20	310
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
470	Series T-41, Class 3A, VAR, 7.500%, 07/25/32 (m)	548
1,813	Series T-42, Class A5, 7.500%, 02/25/42	2,125
106	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	122
127	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	147
2,931	Series T-54, Class 2A, 6.500%, 02/25/43	3,363

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

1,436		Series T-54, Class 3A, 7.000%, 02/25/43	1,674
2,664		Series T-56, Class A5, 5.231%, 05/25/43	2,902
270		Series T-58, Class APO, PO, 09/25/43	197
270		Series T-59, Class 1AP, PO, 10/25/43	217
7,433		Series T-76, Class 2A, VAR, 4.781%, 10/25/37	7,704
		Federal National Mortgage Association Grantor Trust,
57		Series 2001-T10, Class PO, PO, 12/25/41	43
1,208		Series 2001-T12, Class A2, 7.500%, 08/25/41	1,445
1,279		Series 2001-T7, Class A1, 7.500%, 02/25/41	1,486
415		Series 2002-T16, Class A2, 7.000%, 07/25/42	490
755		Series 2002-T19, Class A2, 7.000%, 07/25/42	892

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
535		Series 2002-T4, Class A2, 7.000%, 12/25/41	614
1,458		Series 2002-T4, Class A3, 7.500%, 12/25/41	1,650
1,658		Series 2004-T1, Class 1A1, 6.000%, 01/25/44	1,829
		Federal National Mortgage Association REMICS,
82		Series 1988-7, Class Z, 9.250%, 04/25/18	93
5		Series 1988-11, Class D, PO, 05/25/18	5
448		Series 1988-21, Class G, 9.500%, 08/25/18	517
4		Series 1988-29, Class B, 9.500%, 12/25/18	5
2		Series 1989-19, Class A, 10.300%, 04/25/19	2
6		Series 1989-21, Class G, 10.450%, 04/25/19	6
20		Series 1989-27, Class Y, 6.900%, 06/25/19	22
18		Series 1989-70, Class G, 8.000%, 10/25/19	22
10		Series 1989-78, Class H, 9.400%, 11/25/19	12
8		Series 1989-89, Class H, 9.000%, 11/25/19	10
7		Series 1990-60, Class K, 5.500%, 06/25/20	7
5		Series 1990-93, Class G, 5.500%, 08/25/20	6
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	5
45		Series 1990-102, Class J, 6.500%, 08/25/20	50
6		Series 1990-134, Class SC, HB, IF, 21.178%, 11/25/20	8
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	7
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
338		Series 1991-44, Class G, 8.500%, 05/25/21	412
—	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	2
10		Series 1992-73, Class H, 7.500%, 05/25/22	10
16		Series 1992-101, Class J, 7.500%, 06/25/22	17
303		Series 1992-188, Class PZ, 7.500%, 10/25/22	346
342		Series 1993-25, Class J, 7.500%, 03/25/23	391
149		Series 1993-27, Class S, IF, 9.329%, 02/25/23	164
73		Series 1993-31, Class K, 7.500%, 03/25/23	86
644		Series 1993-54, Class Z, 7.000%, 04/25/23	726
34		Series 1993-62, Class SA, IF, 16.653%, 04/25/23	47
32		Series 1993-97, Class FA, VAR, 1.531%, 05/25/23	33
10		Series 1993-108, Class D, PO, 02/25/23	9
80		Series 1993-162, Class F, VAR, 1.231%, 08/25/23	82
13		Series 1993-165, Class SD, IF, 11.328%, 09/25/23	15
99		Series 1993-167, Class GA, 7.000%, 09/25/23	101
125		Series 1993-179, Class SB, HB, IF, 22.474%, 10/25/23	201
171		Series 1993-220, Class SG, IF, 15.437%, 11/25/13	195
42		Series 1993-225, Class SG, HB, IF, 26.331%, 12/25/13	54
25		Series 1993-228, Class G, PO, 09/25/23	21
18		Series 1993-230, Class FA, VAR, 0.881%, 12/25/23	19
398		Series 1993-250, Class Z, 7.000%, 12/25/23	427
129		Series 1993-257, Class C, PO, 06/25/23	125

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

1,678	Series 1994-26, Class J, PO, 01/25/24	1,398
197	Series 1994-37, Class L, 6.500%, 03/25/24	226
48	Series 1995-2, Class Z, 8.500%, 01/25/25	56
410	Series 1996-14, Class SE, IF, IO, 8.210%, 08/25/23	58
19	Series 1996-59, Class J, 6.500%, 08/25/22	22
135	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	6
34	Series 1997-24, Class Z, 8.000%, 04/18/27	40
34	Series 1997-27, Class J, 7.500%, 04/18/27	38
625	Series 1997-46, Class Z, 7.500%, 06/17/27	737
32	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	6
1,682	Series 1998-30, Class ZA, 6.500%, 05/20/28	1,929
91	Series 1998-36, Class J, 6.000%, 07/18/28	97
681	Series 1998-36, Class ZB, 6.000%, 07/18/28	763

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
259	Series 1998-43, Class SA, IF, IO, 18.053%, 04/25/23	107
201	Series 1999-57, Class Z, 7.500%, 12/25/19	229
206	Series 1999-62, Class PB, 7.500%, 12/18/29	237
778	Series 2000-18, Class EC, PO, 10/25/23	693
31	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	7
1,462	Series 2001-4, Class ZA, 6.500%, 03/25/31	1,643
129	Series 2001-5, Class OW, 6.000%, 03/25/16	135
192	Series 2001-7, Class PF, 7.000%, 03/25/31	220
267	Series 2001-31, Class VD, 6.000%, 05/25/31	269
351	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	67
336	Series 2001-36, Class DE, 7.000%, 08/25/31	384
950	Series 2001-38, Class FB, VAR, 0.753%, 08/25/31	959
203	Series 2001-44, Class PD, 7.000%, 09/25/31	233
362	Series 2001-44, Class PU, 7.000%, 09/25/31	414
626	Series 2001-49, Class LZ, 8.500%, 07/25/31	766
268	Series 2001-52, Class XN, 6.500%, 11/25/15	290
1,185	Series 2001-53, Class FX, VAR, 0.603%, 10/25/31	1,189
960	Series 2001-61, Class Z, 7.000%, 11/25/31	1,100
440	Series 2001-71, Class QE, 6.000%, 12/25/16	475
254	Series 2001-72, Class SX, IF, 16.876%, 12/25/31	335
224	Series 2001-74, Class MB, 6.000%, 12/25/16	242
242	Series 2002-1, Class HC, 6.500%, 02/25/22	260
119	Series 2002-1, Class SA, HB, IF, 24.364%, 02/25/32	168
197	Series 2002-1, Class UD, HB, IF, 23.516%, 12/25/23	278
468	Series 2002-3, Class PG, 5.500%, 02/25/17	514
849	Series 2002-7, Class FD, VAR, 0.953%, 04/25/29	862
179	Series 2002-9, Class ST, IF, 18.712%, 03/25/17	231
1,476	Series 2002-11, Class QG, 5.500%, 03/25/17	1,595
1,147	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	54
74	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	83
2,045	Series 2002-18, Class PC, 5.500%, 04/25/17	2,160
436	Series 2002-19, Class PE, 6.000%, 04/25/17	470
2,423	Series 2002-30, Class Z, 6.000%, 05/25/32	2,702
152	Series 2002-37, Class Z, 6.500%, 06/25/32	172
3,000	Series 2002-42, Class C, 6.000%, 07/25/17	3,278
4,873	Series 2002-50, Class ZA, 6.000%, 05/25/31	5,443
996	Series 2002-55, Class QE, 5.500%, 09/25/17	1,092
2,933	Series 2002-56, Class UC, 5.500%, 09/25/17 (m)	3,194
1,067	Series 2002-62, Class ZE, 5.500%, 11/25/17	1,171
572	Series 2002-63, Class KC, 5.000%, 10/25/17	610
581	Series 2002-63, Class LB, 5.500%, 10/25/17	633

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

2,063	Series 2002-71, Class KM, 5.000%, 11/25/17	2,201
505	Series 2002-77, Class S, IF, 14.019%, 12/25/32	570
1,784	Series 2002-81, Class JO, PO, 04/25/32	1,735
31	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	2
1,000	Series 2002-95, Class XD, 5.000%, 01/25/18	1,075
670	Series 2003-7, Class A1, 6.500%, 12/25/42	769
2,611	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	353
1,036	Series 2003-22, Class UD, 4.000%, 04/25/33	1,104
960	Series 2003-23, Class CS, IF, IO, 7.847%, 05/25/31	66
2,704	Series 2003-26, Class XS, IF, IO, 6.797%, 03/25/23	333
961	Series 2003-27, Class DW, 4.500%, 04/25/17	987
4,311	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	827
223	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	40
2,408	Series 2003-41, Class PE, 5.500%, 05/25/23	2,736
3,938	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	789

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,368	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	84
158	Series 2003-52, Class SX, HB, IF, 22.190%, 10/25/31	240
3	Series 2003-54, Class KH, 4.500%, 06/25/33	3
1,000	Series 2003-55, Class CD, 5.000%, 06/25/23	1,051
211	Series 2003-60, Class NJ, 5.000%, 07/25/21	215
126	Series 2003-67, Class VQ, 7.000%, 01/25/19	128
597	Series 2003-68, Class QP, 3.000%, 07/25/22	608
2,761	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	304
2,262	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	386
255	Series 2003-73, Class GA, 3.500%, 05/25/31	265
745	Series 2003-73, Class HF, VAR, 0.703%, 01/25/31	746
395	Series 2003-73, Class PB, 4.500%, 08/25/18	402
189	Series 2003-74, Class SH, IF, 9.714%, 08/25/33	188
1,684	Series 2003-76, Class SH, IF, 13.693%, 09/25/31	1,931
83	Series 2003-79, Class NM, 4.000%, 05/25/22	85
3,045	Series 2003-80, Class SY, IF, IO, 7.397%, 06/25/23	320
1,036	Series 2003-81, Class LC, 4.500%, 09/25/18	1,128
3,001	Series 2003-83, Class PG, 5.000%, 06/25/23	3,230
430	Series 2003-86, Class PX, 4.500%, 02/25/17	443
1,265	Series 2003-86, Class ZA, 5.500%, 09/25/33	1,410
1,000	Series 2003-88, Class TH, 4.500%, 09/25/18	1,090
1,431	Series 2003-91, Class BL, 5.000%, 02/25/29	1,438
377	Series 2003-91, Class SD, IF, 12.078%, 09/25/33	416
157	Series 2003-92, Class SH, IF, 9.188%, 09/25/18	160
3,705	Series 2003-105, Class AZ, 5.500%, 10/25/33	4,273
228	Series 2003-106, Class PO, PO, 08/25/17	222
1,257	Series 2003-106, Class US, IF, 8.695%, 11/25/23	1,259
3,985	Series 2003-106, Class WE, 4.500%, 11/25/22	4,300
1,920	Series 2003-116, Class SB, IF, IO, 7.347%, 11/25/33	337
2,545	Series 2003-117, Class JB, 3.500%, 06/25/33	2,674
3,000	Series 2003-120, Class BL, 3.500%, 12/25/18	3,139
777	Series 2003-122, Class TE, 5.000%, 12/25/22	844
1,129	Series 2003-123, Class YS, IF, IO, 6.847%, 03/25/24	17
562	Series 2003-128, Class KE, 4.500%, 01/25/14	584
624	Series 2003-130, Class SX, IF, 11.140%, 01/25/34	668
414	Series 2003-131, Class SK, IF, 15.693%, 01/25/34	498
407	Series 2003-132, Class OA, PO, 08/25/33	361
1,184	Series 2003-132, Class PI, IO, 5.500%, 08/25/33	199
1,569	Series 2004-4, Class QI, IF, IO, 6.847%, 06/25/33	244

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

392	Series 2004-4, Class QM, IF, 13.693%, 06/25/33	450
944	Series 2004-10, Class SC, HB, IF, 27.586%, 02/25/34	1,381
862	Series 2004-14, Class SD, IF, 8.695%, 03/25/34	847
887	Series 2004-17, Class H, 5.500%, 04/25/34	909
1,224	Series 2004-21, Class CO, PO, 04/25/34	1,002
560	Series 2004-22, Class A, 4.000%, 04/25/19	571
1,036	Series 2004-25, Class PB, 5.500%, 05/25/32	1,097
777	Series 2004-25, Class PC, 5.500%, 01/25/34	882
1,201	Series 2004-25, Class SA, IF, 18.828%, 04/25/34	1,553
1,370	Series 2004-27, Class HB, 4.000%, 05/25/19	1,467
3,876	Series 2004-28, Class PF, VAR, 0.653%, 03/25/34	3,895
777	Series 2004-36, Class PB, 5.500%, 05/25/32	829
957	Series 2004-36, Class SA, IF, 18.828%, 05/25/34	1,253
311	Series 2004-36, Class SN, IF, 13.693%, 07/25/33	352
1,578	Series 2004-46, Class EP, PO, 03/25/34	1,428
2,120	Series 2004-46, Class HS, IF, IO, 5.747%, 05/25/30	125
511	Series 2004-46, Class QB, HB, IF, 22.986%, 05/25/34	686

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
414	Series 2004-46, Class SK, IF, 15.803%, 05/25/34	488
233	Series 2004-51, Class SY, IF, 13.733%, 07/25/34	271
183	Series 2004-53, Class NB, 5.500%, 02/25/21	185
1,554	Series 2004-53, Class NC, 5.500%, 07/25/24	1,661
1,069	Series 2004-59, Class BG, PO, 12/25/32	954
483	Series 2004-61, Class CO, PO, 10/25/31	478
287	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	307
370	Series 2004-92, Class JO, PO, 12/25/34	369
2,667	Series 2005-7, Class LO, PO, 02/25/35	2,132
618	Series 2005-13, Class FL, VAR, 0.653%, 03/25/35	617
427	Series 2005-14, Class BA, 4.500%, 04/25/19	444
464	Series 2005-15, Class MO, PO, 03/25/35	397
1,275	Series 2005-45, Class BG, 4.500%, 06/25/25	1,287
129	Series 2005-47, Class AN, 5.000%, 12/25/16	130
545	Series 2005-52, Class PA, 6.500%, 06/25/35	598
2,605	Series 2005-56, Class S, IF, IO, 6.457%, 07/25/35	457
2,588	Series 2005-57, Class EG, VAR, 0.553%, 03/25/35	2,589
441	Series 2005-58, Class PO, PO, 07/25/35	367
585	Series 2005-66, Class SG, IF, 16.741%, 07/25/35	730
4,056	Series 2005-66, Class SV, IF, IO, 6.497%, 07/25/35	536
1,250	Series 2005-67, Class HG, 5.500%, 01/25/35	1,398
1,027	Series 2005-68, Class BC, 5.250%, 06/25/35	1,140
2,386	Series 2005-68, Class PG, 5.500%, 08/25/35	2,677
397	Series 2005-70, Class KI, IO, 5.500%, 08/25/35	20
526	Series 2005-73, Class PS, IF, 16.066%, 08/25/35	676
2,022	Series 2005-74, Class SK, IF, 19.433%, 05/25/35	2,793
2,039	Series 2005-84, Class XM, 5.750%, 10/25/35	2,291
844	Series 2005-88, Class QO, PO, 11/25/33	815
917	Series 2005-90, Class AO, PO, 10/25/35	832
2,389	Series 2005-90, Class ES, IF, 16.241%, 10/25/35	2,990
1,702	Series 2005-90, Class PO, PO, 09/25/35	1,526
187	Series 2005-96, Class BP, 5.900%, 02/25/15	188
749	Series 2005-103, Class SC, IF, 10.802%, 07/25/35	783
1,623	Series 2005-106, Class US, HB, IF, 23.637%, 11/25/35	2,423
1,710	Series 2005-109, Class PB, 6.000%, 01/25/34	1,814
2,826	Series 2005-110, Class GJ, 5.500%, 11/25/30	2,986
2,739	Series 2005-110, Class GK, 5.500%, 08/25/34	3,056

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

1,753	Series 2005-110, Class MJ, 5.500%, 01/25/33	1,873
2,397	Series 2005-110, Class MN, 5.500%, 06/25/35	2,697
1,302	Series 2005-116, Class PB, 6.000%, 04/25/34	1,427
4,500	Series 2005-118, Class ME, 6.000%, 01/25/32	4,658
6,000	Series 2005-118, Class PN, 6.000%, 01/25/32	6,618
2,803	Series 2005-123, Class FG, VAR, 0.703%, 07/25/34	2,801
830	Series 2006-15, Class OT, PO, 01/25/36	768
1,154	Series 2006-16, Class FC, VAR, 0.553%, 03/25/36	1,153
1,947	Series 2006-16, Class HZ, 5.500%, 03/25/36	2,160
811	Series 2006-23, Class KO, PO, 04/25/36	710
2,363	Series 2006-27, Class OH, PO, 04/25/36	2,086
1,068	Series 2006-33, Class ZB, 6.000%, 05/25/36	1,093
2,054	Series 2006-39, Class WC, 5.500%, 01/25/36	2,298
903	Series 2006-42, Class CF, VAR, 0.703%, 06/25/36	908
3,434	Series 2006-43, Class VB, 6.500%, 10/25/17	3,745
1,001	Series 2006-44, Class FP, VAR, 0.653%, 06/25/36	1,005
1,864	Series 2006-44, Class GO, PO, 06/25/36	1,608
5,530	Series 2006-44, Class P, PO, 12/25/33	4,914
1,712	Series 2006-46, Class UC, 5.500%, 12/25/35	1,917

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,150	Series 2006-50, Class JO, PO, 06/25/36	1,026
1,940	Series 2006-50, Class PS, PO, 06/25/36	1,688
4,008	Series 2006-53, Class US, IF, IO, 6.327%, 06/25/36	566
2,384	Series 2006-56, Class FT, VAR, 1.003%, 07/25/36	2,208
844	Series 2006-58, Class AP, PO, 07/25/36	719
995	Series 2006-58, Class FL, VAR, 0.713%, 07/25/36	1,001
1,937	Series 2006-58, Class PO, PO, 07/25/36	1,654
462	Series 2006-59, Class CO, PO, 08/25/35	448
3,041	Series 2006-59, Class QO, PO, 01/25/33	2,888
1,175	Series 2006-60, Class DO, PO, 04/25/35	1,075
1,332	Series 2006-63, Class ZH, 6.500%, 07/25/36	1,648
771	Series 2006-65, Class QO, PO, 07/25/36	667
1,375	Series 2006-72, Class GO, PO, 08/25/36	1,188
926	Series 2006-72, Class HO, PO, 08/25/26	841
1,278	Series 2006-72, Class TO, PO, 08/25/36	1,086
6,848	Series 2006-77, Class PC, 6.500%, 08/25/36	7,747
1,760	Series 2006-78, Class BZ, 6.500%, 08/25/36	2,043
1,252	Series 2006-79, Class DO, PO, 08/25/36	1,088
1,186	Series 2006-86, Class OB, PO, 09/25/36	1,025
1,122	Series 2006-90, Class AO, PO, 09/25/36	1,018
7,643	Series 2006-94, Class GI, IF, IO, 6.397%, 10/25/26	966
320	Series 2006-94, Class GK, HB, IF, 31.983%, 10/25/26	483
1,480	Series 2006-110, Class PO, PO, 11/25/36	1,309
600	Series 2006-111, Class EO, PO, 11/25/36	512
1,582	Series 2006-113, Class PO, PO, 07/25/36	1,439
1,413	Series 2006-115, Class OK, PO, 12/25/36	1,175
3,920	Series 2006-117, Class GS, IF, IO, 6.397%, 12/25/36	452
905	Series 2006-118, Class A2, VAR, 0.313%, 12/25/36	894
1,526	Series 2006-119, Class PO, PO, 12/25/36	1,385
2,238	Series 2006-120, Class IO, IO, 6.500%, 12/25/36	418
2,674	Series 2006-120, Class PF, VAR, 0.503%, 12/25/36	2,671
2,214	Series 2006-126, Class AO, PO, 01/25/37	1,978
3,088	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	568
290	Series 2007-1, Class SD, HB, IF, 37.479%, 02/25/37	486
2,750	Series 2007-7, Class SG, IF, IO, 6.247%, 08/25/36	332

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

7,426	Series 2007-14, Class ES, IF, IO, 6.187%, 03/25/37	1,006
1,395	Series 2007-14, Class OP, PO, 03/25/37	1,231
552	Series 2007-15, Class NO, PO, 03/25/22	508
2,342	Series 2007-16, Class FC, VAR, 1.003%, 03/25/37	2,339
3,117	Series 2007-16, Class FM, VAR, 0.483%, 03/25/37	3,114
2,267	Series 2007-22, Class SC, IF, IO, 5.827%, 03/25/37	205
1,500	Series 2007-24, Class GW, 5.500%, 03/25/29	1,663
315	Series 2007-39, Class EF, VAR, 0.503%, 05/25/37	309
717	Series 2007-43, Class FL, VAR, 0.553%, 05/25/37	717
1,500	Series 2007-47, Class PC, 5.000%, 07/25/33	1,596
3,142	Series 2007-54, Class FA, VAR, 0.653%, 06/25/37	3,156
5,145	Series 2007-54, Class WI, IF, IO, 5.847%, 06/25/37	672
2,817	Series 2007-60, Class AX, IF, IO, 6.897%, 07/25/37	460
2,500	Series 2007-61, Class PC, 5.500%, 07/25/34	2,759
3,005	Series 2007-64, Class FB, VAR, 0.623%, 07/25/37	3,021
8,167	Series 2007-65, Class KI, IF, IO, 6.367%, 07/25/37	921
13,907	Series 2007-72, Class EK, IF, IO, 6.147%, 07/25/37	1,825
2,644	Series 2007-75, Class EO, PO, 01/25/36	2,520
2,442	Series 2007-76, Class ZG, 6.000%, 08/25/37	2,769
3,065	Series 2007-77, Class FG, VAR, 0.753%, 03/25/37	3,090
1,500	Series 2007-78, Class CB, 6.000%, 08/25/37	1,701

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,000	Series 2007-79, Class PB, 5.000%, 04/25/29	2,087
366	Series 2007-79, Class SB, HB, IF, 23.087%, 08/25/37	522
962	Series 2007-88, Class VI, IF, IO, 6.287%, 09/25/37	147
3,157	Series 2007-91, Class ES, IF, IO, 6.207%, 10/25/37	425
688	Series 2007-97, Class MS, IF, 14.202%, 12/25/31	736
751	Series 2007-98, Class VA, 6.000%, 11/25/17	823
6,224	Series 2007-100, Class SM, IF, IO, 6.197%, 10/25/37	831
8,906	Series 2007-101, Class A2, VAR, 0.503%, 06/27/36	8,845
1,039	Series 2007-106, Class A7, VAR, 6.037%, 10/25/37	1,111
7,000	Series 2007-112, Class GB, 5.500%, 12/25/22	7,919
7,292	Series 2007-112, Class SA, IF, IO, 6.197%, 12/25/37	1,025
14,000	Series 2007-114, Class A6, VAR, 0.453%, 10/27/37	13,975
6,851	Series 2007-116, Class HI, IO, VAR, 6.348%, 01/25/38	420
415	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	47
5,375	Series 2008-1, Class BI, IF, IO, 5.657%, 02/25/38	628
1,892	Series 2008-10, Class XI, IF, IO, 5.977%, 03/25/38	215
1,592	Series 2008-12, Class IV, IO, 6.500%, 04/25/31	183
5,142	Series 2008-16, Class IS, IF, IO, 5.947%, 03/25/38	572
2,994	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	320
3,480	Series 2008-20, Class SA, IF, IO, 6.737%, 03/25/38	509
3,046	Series 2008-24, Class PF, VAR, 0.903%, 02/25/38	3,078
1,222	Series 2008-27, Class SN, IF, IO, 6.647%, 04/25/38	163
2,010	Series 2008-32, Class SA, IF, IO, 6.597%, 04/25/38	260
11,343	Series 2008-35, Class AI, IO, VAR, 0.827%, 01/25/12	32
5,506	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	57
4,738	Series 2008-36, Class IA, IO, 4.500%, 10/25/22	361
549	Series 2008-44, Class PO, PO, 05/25/38	488
4,102	Series 2008-47, Class SI, IF, IO, 6.247%, 06/25/23	508
6,000	Series 2008-51, Class BC, 4.500%, 06/25/23	6,535
2,013	Series 2008-53, Class CI, IF, IO, 6.947%, 07/25/38	292
460	Series 2008-59, Class IG, IO, 5.500%, 11/25/34	29
2,786	Series 2008-76, Class GF, VAR, 0.903%, 09/25/23	2,808
941	Series 2008-80, Class GP, 6.250%, 09/25/38	1,052

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

3,710		Series 2008-80, Class SA, IF, IO, 5.597%, 09/25/38	382
1,555		Series 2008-81, Class SB, IF, IO, 5.597%, 09/25/38	169
2,000		Series 2008-95, Class BA, 5.000%, 01/25/24	2,217
813		Series 2009-4, Class BD, 4.500%, 02/25/39	851
1,771		Series 2009-6, Class GS, IF, IO, 6.297%, 02/25/39	247
4,141		Series 2009-9, Class IO, IO, 5.000%, 02/25/24	474
3,244		Series 2009-12, Class IO, IO, 4.500%, 03/25/24	338
1,559		Series 2009-12, Class NI, IO, 5.500%, 08/25/22	117
2,501		Series 2009-14, Class YI, IO, 5.000%, 07/25/22	29
5,975		Series 2009-17, Class QS, IF, IO, 6.397%, 03/25/39	809
2,500		Series 2009-19, Class IP, IO, 5.500%, 10/25/36	771
1,217		Series 2009-47, Class MT, 7.000%, 07/25/39	1,365
4,369		Series 2009-52, Class PI, IO, 5.000%, 07/25/39	657
714		Series 2009-63, Class P, 5.000%, 03/25/37	766
1,119		Series 2009-69, Class PO, PO, 09/25/39	990
948		Series 2009-79, Class UA, 7.000%, 03/25/38	1,064
4,851		Series 2009-84, Class WS, IF, IO, 5.647%, 10/25/39	503
4,818		Series 2009-86, Class IP, IO, 5.500%, 10/25/39	699
4,346		Series 2009-86, Class OT, PO, 10/25/37	3,667
9,225		Series 2009-86, Class UI, IO, 4.000%, 10/25/14	685
3,037		Series 2009-99, Class SC, IF, IO, 5.927%, 12/25/39	329
1,794		Series 2009-99, Class WA, VAR, 6.295%, 12/25/39	2,061
9,240		Series 2009-103, Class MB, 4.000%, 12/25/39	9,756

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
5,907		Series 2009-112, Class ST, IF, IO, 5.997%, 01/25/40	619
6,636		Series 2010-1, Class WA, VAR, 6.132%, 02/25/40 (m)	7,456
3,630		Series 2010-16, Class WA, 6.428%, 03/25/40	4,059
3,924		Series 2010-16, Class WB, 6.237%, 03/25/40	4,436
4,391		Series 2010-23, Class KS, IF, IO, 6.847%, 02/25/40	615
6,789		Series 2010-35, Class SB, IF, IO, 6.167%, 04/25/40	880
1,674		Series 2010-39, Class OT, PO, 10/25/35	1,513
3,963		Series 2010-42, Class S, IF, IO, 6.147%, 05/25/40	517
2,398		Series 2010-47, Class AV, 5.000%, 05/25/21	2,657
2,879		Series 2010-49, Class SC, IF, 12.153%, 03/25/40	3,416
2,078		Series 2010-61, Class WA, 5.950%, 06/25/40	2,122
12,115		Series 2010-64, Class DM, 5.000%, 06/25/40 (m)	13,261
8,099		Series 2010-68, Class SA, IF, IO, 4.747%, 07/25/40	701
14,721		Series 2010-111, Class AE, 5.500%, 04/25/38	16,013
2,000		Series 2010-111, Class AM, 5.500%, 10/25/40	2,224
9,702		Series 2010-111, Class WA, 6.031%, 10/25/40	10,851
7,961		Series 2010-125, Class SA, IF, IO, 4.187%, 11/25/40	681
5,970		Series 2010-133, Class A, 5.500%, 05/25/38	6,553
3,900		Series 2010-139, Class SA, IF, 5.777%, 12/25/40 (d)	4,054
10		Series G92-4, Class F, VAR, 2.170%, 12/25/21	10
119		Series G92-7, Class JQ, 8.500%, 01/25/22	145
24		Series G92-12, Class B, 7.700%, 02/25/22	28
36		Series G92-14, Class Z, 7.000%, 02/25/22	40
23		Series G92-15, Class Z, 7.000%, 01/25/22	23
—	(h)	Series G92-27, Class SQ, HB, IF, 1,698.030%, 05/25/22	17
24		Series G92-42, Class Z, 7.000%, 07/25/22	28
764		Series G92-44, Class ZQ, 8.000%, 07/25/22	925
133		Series G92-54, Class ZQ, 7.500%, 09/25/22	153
237		Series G92-61, Class Z, 7.000%, 10/25/22	268
25		Series G92-62, Class B, PO, 10/25/22	23
155		Series G93-1, Class KA, 7.900%, 01/25/23	182

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

103	Series G93-17, Class SI, IF, 6.000%, 04/25/23	105
841	Series G94-7, Class PJ, 7.500%, 05/17/24	1,007
138	Series G97-2, Class ZA, 8.500%, 02/17/27	165
	Federal National Mortgage Association STRIPS,
13	Series 23, Class 2, IO, 10.000%, 09/01/17	2
9	Series 59, Class 2, IO, 9.500%, 07/01/17	2
565	Series 213, Class 2, IO, 8.000%, 03/01/23	117
18	Series 265, Class 2, 9.000%, 03/01/24	22
41	Series 285, Class 1, PO, 02/01/27	37
1,272	Series 293, Class 1, PO, 12/01/24	1,141
943	Series 331, Class 13, IO, 7.000%, 02/01/33	195
2,708	Series 339, Class 18, IO, 4.500%, 07/01/18	259
2,765	Series 339, Class 21, IO, 4.500%, 07/01/18	270
2,263	Series 339, Class 28, IO, 5.500%, 07/01/18	253
5,007	Series 345, Class 24, IO, VAR, 5.000%, 08/01/22	554
1,196	Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	184
1,744	Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	266
2,445	Series 356, Class 3, IO, 5.000%, 01/01/35	387
3,919	Series 356, Class 39, IO, 5.000%, 01/01/20	470
3,678	Series 365, Class 8, IO, 5.500%, 05/01/36	549
754	Series 368, Class 3, IO, 4.500%, 11/01/20	78
1,408	Series 374, Class 5, IO, 5.500%, 08/01/36	209
4,422	Series 383, Class 32, IO, 6.000%, 01/01/38	502
634	Series 393, Class 6, IO, 5.500%, 04/25/37	58
	Federal National Mortgage Association Whole Loan,
2,163	Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	2,484

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
10,398	Series 2002-W10, Class IO, IO, VAR, 0.981%, 08/25/42	479
15	Series 2002-W5, Class A10, IF, IO, 7.847%, 11/25/30	—	(h)
627	Series 2003-W1, Class 1A1, 6.500%, 12/25/42	720
356	Series 2003-W1, Class 2A, VAR, 7.500%, 12/25/42	413
945	Series 2003-W18, Class 1A6, 5.370%, 08/25/43	1,026
700	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	803
126	Series 2003-W4, Class 2A, 6.500%, 10/25/42	144
871	Series 2003-W8, Class 2A, 7.000%, 10/25/42	1,028
881	Series 2003-W8, Class 3F1, VAR, 0.653%, 05/25/42	875
1,072	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	1,231
1,337	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,578
1,363	Series 2005-W3, Class 2AF, VAR, 0.473%, 03/25/45	1,362
1,157	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	1,297
4,702	Series 2005-W4, Class 3A, VAR, 3.627%, 06/25/35	4,869
1,584	Series 2006-W2, Class 1AF1, VAR, 0.473%, 02/25/36	1,567
1,017	Series 2006-W3, Class 1AF1, VAR, 0.493%, 10/25/46	1,016
1,247	Series 2006-W3, Class 2A, 6.000%, 09/25/46	1,373
14,922	Series 2007-W1, Class 1AF1, VAR, 0.513%, 11/25/46 (m)	14,798
2,941	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	3,373
457	Series 2007-W7, Class 1A4, HB, IF, 37.659%, 07/25/37	774
8,017	Series 2009-W1, Class A, 6.000%, 12/25/49	8,843
	Government National Mortgage Association,
108	Series 1994-4, Class KQ, 7.988%, 07/16/24	129
1,644	Series 1994-7, Class PQ, 6.500%, 10/16/24	1,899
230	Series 1996-16, Class E, 7.500%, 08/16/26 (m)	269
45	Series 1997-2, Class E, 7.500%, 02/20/27	54
52	Series 1997-11, Class D, 7.500%, 07/20/27	62
93	Series 1998-26, Class K, 7.500%, 09/17/25	110
528	Series 1999-4, Class ZB, 6.000%, 02/20/29	583

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

162	Series 1999-41, Class Z, 8.000%, 11/16/29	193
20	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	25
95	Series 1999-44, Class PC, 7.500%, 12/20/29	112
464	Series 1999-44, Class ZG, 8.000%, 12/20/29	555
274	Series 2000-6, Class Z, 7.500%, 02/20/30	317
418	Series 2000-7, Class ST, HB, IF, 38.230%, 01/16/30	869
187	Series 2000-9, Class Z, 8.000%, 06/20/30	225
1,060	Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,291
780	Series 2000-10, Class ZP, 7.500%, 02/16/30	883
415	Series 2000-12, Class ST, HB, IF, 38.230%, 02/16/30	813
105	Series 2000-16, Class ZN, 7.500%, 02/16/30	116
957	Series 2000-21, Class Z, 9.000%, 03/16/30	1,165
153	Series 2000-26, Class Z, 7.750%, 09/20/30	184
57	Series 2000-36, Class HC, 7.330%, 11/20/30	68
32	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	8
169	Series 2000-38, Class AH, 7.150%, 12/20/30	198
1,806	Series 2001-21, Class PE, 6.500%, 05/16/31	2,069
300	Series 2001-31, Class SJ, HB, IF, 27.113%, 02/20/31	484
22	Series 2001-32, Class WA, IF, 19.491%, 07/20/31	34
201	Series 2001-35, Class SA, IF, IO, 7.997%, 08/16/31	42
187	Series 2001-36, Class S, IF, IO, 7.797%, 08/16/31	43
1,237	Series 2001-53, Class SR, IF, IO, 7.897%, 10/20/31	158
70	Series 2001-55, Class SF, HB, IF, 25.404%, 11/20/31	104
777	Series 2002-4, Class TD, 7.000%, 01/20/32	911
214	Series 2002-7, Class PG, 6.500%, 01/20/32	248
808	Series 2002-24, Class AG, IF, IO, 7.697%, 04/16/32	184
221	Series 2002-24, Class SB, IF, 11.545%, 04/16/32	241

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
629	Series 2002-24, Class Z, 8.500%, 04/16/32	765
1,656	Series 2002-31, Class SE, IF, IO, 7.247%, 04/16/30	300
67	Series 2002-33, Class SY, IF, 9.000%, 02/26/23	84
553	Series 2002-40, Class UK, 6.500%, 06/20/32	639
147	Series 2002-41, Class LS, IF, 9.000%, 06/16/32	164
323	Series 2002-45, Class QE, 6.500%, 06/20/32	366
403	Series 2002-47, Class PG, 6.500%, 07/16/32	466
54	Series 2002-51, Class SG, HB, IF, 31.402%, 04/20/31	96
217	Series 2002-54, Class GB, 6.500%, 08/20/32	240
339	Series 2002-69, Class PO, PO, 02/20/32	329
264	Series 2002-70, Class AV, 6.000%, 03/20/12	270
506	Series 2002-70, Class PS, IF, IO, 7.447%, 08/20/32	65
100	Series 2002-88, Class VA, 6.000%, 12/20/17	100
1,115	Series 2002-92, Class TK, IO, 5.500%, 05/16/31	53
369	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	24
354	Series 2003-4, Class NY, 5.500%, 12/20/13	379
666	Series 2003-8, Class PO, PO, 01/16/32	659
1,872	Series 2003-11, Class SK, IF, IO, 7.447%, 02/16/33	367
4,539	Series 2003-12, Class VI, IO, 5.500%, 10/17/22	743
51	Series 2003-24, Class PO, PO, 03/16/33	43
726	Series 2003-34, Class TO, PO, 02/16/32	721
1,813	Series 2003-41, Class ID, IO, 5.500%, 05/20/33	325
2,686	Series 2003-46, Class IH, IO, 5.500%, 12/20/32	297
607	Series 2003-76, Class LS, IF, IO, 6.947%, 09/20/31	52
115	Series 2003-90, Class PO, PO, 10/20/33	99
119	Series 2003-98, Class PC, 5.000%, 02/20/29	119
1,671	Series 2003-112, Class SA, IF, IO, 6.297%, 12/16/33	279
6,000	Series 2003-112, Class TS, IF, IO, 6.697%, 10/20/32	935

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Agency CMO — Continued
5,062	Series 2004-11, Class SW, IF, IO, 5.247%, 02/20/34	695
384	Series 2004-15, Class SA, IF, 18.966%, 12/20/32	454
288	Series 2004-24, Class SA, IF, IO, 6.947%, 04/16/31	2
299	Series 2004-28, Class S, IF, 18.966%, 04/16/34	389
662	Series 2004-34, Class SZ, IF, 7.500%, 02/20/34	714
667	Series 2004-46, Class AO, PO, 06/20/34	592
4,113	Series 2004-59, Class SG, IF, IO, 6.247%, 07/20/34	624
1,052	Series 2004-68, Class PO, PO, 05/20/31	1,029
226	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	219
318	Series 2004-73, Class AE, IF, 14.332%, 08/17/34	375
4,788	Series 2004-73, Class JL, IF, IO, 6.297%, 09/16/34	874
1,465	Series 2004-85, Class PO, PO, 01/17/33	1,420
2,436	Series 2004-90, Class SI, IF, IO, 5.847%, 10/20/34	298
2,049	Series 2005-3, Class SB, IF, IO, 5.847%, 01/20/35	255
4,060	Series 2005-17, Class SL, IF, IO, 6.447%, 07/20/34	718
700	Series 2005-26, Class VI, IO, 5.500%, 01/20/35	148
320	Series 2005-35, Class FL, VAR, 0.603%, 03/20/32	319
3,287	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	740
1,027	Series 2005-68, Class DP, IF, 15.823%, 06/17/35	1,322
4,983	Series 2005-68, Class KI, IF, IO, 6.047%, 09/20/35	595
1,166	Series 2005-69, Class SY, IF, IO, 6.497%, 11/20/33	208
1,328	Series 2005-72, Class AZ, 5.500%, 09/20/35	1,501
2,059	Series 2005-85, Class IO, IO, 5.500%, 01/16/35	298
470	Series 2005-93, Class JO, PO, 03/20/31	469
1,030	Series 2006-16, Class OP, PO, 03/20/36	925
793	Series 2006-34, Class PO, PO, 07/20/36	717
3,023	Series 2006-38, Class SW, IF, IO, 6.247%, 06/20/36	357
855	Series 2006-59, Class SD, IF, IO, 6.447%, 10/20/36	116
3,044	Series 2007-9, Class DI, IF, IO, 6.257%, 03/20/37	407
944	Series 2007-17, Class AF, VAR, 0.453%, 04/16/37	941
4,683	Series 2007-17, Class JI, IF, IO, 6.557%, 04/16/37	665
644	Series 2007-17, Class JO, PO, 04/16/37	577
567	Series 2007-25, Class FN, VAR, 0.553%, 05/16/37	565
3,987	Series 2007-26, Class SC, IF, IO, 5.947%, 05/20/37	459
9,569	Series 2007-26, Class SW, IF, IO, 5.947%, 05/20/37	1,098
1,552	Series 2007-27, Class MI, IO, 5.500%, 09/20/36	146
182	Series 2007-28, Class BO, PO, 05/20/37	165
423	Series 2007-35, Class TO, PO, 04/20/35	397
167	Series 2007-36, Class HO, PO, 06/16/37	150
3,348	Series 2007-36, Class SE, IF, IO, 6.217%, 06/16/37	443
5,288	Series 2007-36, Class SG, IF, IO, 6.217%, 06/20/37	620
2,872	Series 2007-40, Class SD, IF, IO, 6.497%, 07/20/37	366
2,835	Series 2007-42, Class SB, IF, IO, 6.497%, 07/20/37	375
1,235	Series 2007-45, Class QA, IF, IO, 6.387%, 07/20/37	160
2,841	Series 2007-50, Class AI, IF, IO, 6.522%, 08/20/37	410
569	Series 2007-53, Class SW, IF, 19.445%, 09/20/37	727
2,899	Series 2007-57, Class PO, PO, 03/20/37	2,610
2,811	Series 2007-57, Class QA, IF, IO, 6.247%, 10/20/37	345
2,000	Series 2007-70, Class TA, 5.750%, 08/20/36	2,180
4,021	Series 2007-71, Class SB, IF, IO, 6.447%, 07/20/36	441
5,242	Series 2007-74, Class SL, IF, IO, 6.287%, 11/16/37	753
2,728	Series 2007-76, Class SA, IF, IO, 6.277%, 11/20/37	336
4,097	Series 2007-79, Class SY, IF, IO, 6.297%, 12/20/37	501

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

1,401	Series 2007-81, Class SP, IF, IO, 6.397%, 12/20/37	175
1,099	Series 2007-82, Class SA, IF, IO, 6.277%, 12/20/37	134
1,994	Series 2008-2, Class MS, IF, IO, 6.907%, 01/16/38	224

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,405	Series 2008-10, Class S, IF, IO, 5.577%, 02/20/38	148
4,915	Series 2008-13, Class PI, IO, 5.500%, 02/16/38	721
1,291	Series 2008-20, Class PO, PO, 09/20/37	1,192
1,394	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	141
2,852	Series 2008-25, Class SB, IF, IO, 6.647%, 03/20/38	347
1,327	Series 2008-29, Class PO, PO, 02/17/33	1,214
2,859	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	394
1,235	Series 2008-33, Class XS, IF, IO, 7.447%, 04/16/38	172
1,500	Series 2008-36, Class AY, 5.000%, 04/16/23	1,665
3,007	Series 2008-36, Class SH, IF, IO, 6.047%, 04/20/38	276
6,851	Series 2008-40, Class SA, IF, IO, 6.147%, 05/16/38	989
3,297	Series 2008-41, Class SA, IF, IO, 6.087%, 05/20/38	377
826	Series 2008-47, Class V, 5.500%, 05/16/19	939
1,944	Series 2008-55, Class SA, IF, IO, 5.947%, 06/20/38	215
1,666	Series 2008-60, Class PO, PO, 01/20/38	1,577
8,371	Series 2008-62, Class SA, IF, IO, 5.897%, 07/20/38	814
3,165	Series 2008-64, Class ED, 6.500%, 04/20/28	3,403
928	Series 2008-71, Class SC, IF, IO, 5.747%, 08/20/38	101
2,372	Series 2008-93, Class AS, IF, IO, 5.447%, 12/20/38	236
1,969	Series 2008-96, Class SL, IF, IO, 5.747%, 12/20/38	204
3,055	Series 2009-6, Class SA, IF, IO, 5.847%, 02/16/39	294
4,556	Series 2009-10, Class SA, IF, IO, 5.697%, 02/20/39	502
3,500	Series 2009-10, Class SL, IF, IO, 6.247%, 03/16/34	445
5,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	1,250
2,459	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	308
2,595	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	326
3,731	Series 2009-24, Class DS, IF, IO, 6.047%, 03/20/39	323
1,832	Series 2009-25, Class SE, IF, IO, 7.347%, 09/20/38	242
1,443	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	214
2,470	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	370
2,052	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	164
6,363	Series 2009-42, Class SC, IF, IO, 5.827%, 06/20/39	664
3,252	Series 2009-43, Class SA, IF, IO, 5.697%, 06/20/39	342
901	Series 2009-44, Class VA, 5.500%, 05/16/20	1,001
7,129	Series 2009-64, Class SN, IF, IO, 5.847%, 07/16/39	755
1,328	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	171
5,655	Series 2009-67, Class SA, IF, IO, 5.797%, 08/16/39	584
930	Series 2009-79, Class OK, PO, 11/16/37	842
6,669	Series 2009-83, Class TS, IF, IO, 5.847%, 08/20/39	677
13,566	Series 2009-102, Class SM, IF, IO, 6.147%, 06/16/39	1,546
1,848	Series 2009-104, Class AB, 7.000%, 08/16/39	2,159
5,848	Series 2009-106, Class AS, IF, IO, 6.147%, 11/16/39	731
7,431	Series 2009-106, Class ST, IF, IO, 5.747%, 02/20/38	895
879	Series 2010-14, Class AO, PO, 12/20/32	822
878	Series 2010-14, Class BO, PO, 11/20/35	783
2,500	Series 2010-14, Class CO, PO, 08/20/35	2,082
7,741	Series 2010-14, Class QP, 6.000%, 12/20/39	8,403
4,589	Series 2010-41, Class WA, VAR, 5.863%, 10/20/33	5,128
2,856	Series 2010-103, Class WA, VAR, 5.770%, 08/20/34	3,195
3,000	Series 2010-129, Class AW, VAR, 6.147%, 04/20/37	3,367
3,922	Series 2010-130, Class CP, 7.000%, 10/16/40	4,459

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

7,880	NCUA Guaranteed Notes, Series 2010-C1, Class APT, 2.650%, 10/29/20	7,844
	Vendee Mortgage Trust,
6,703	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	7,746
848	Series 1996-1, Class 1Z, 6.750%, 02/15/26	980
472	Series 1996-2, Class 1Z, 6.750%, 06/15/26	553

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
927	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,101
700	Series 1998-1, Class 2E, 7.000%, 03/15/28	816

		1,046,496

	Non-Agency CMO — 25.8%
	ABN Amro Mortgage Corp.,
232	Series 2003-6, Class 2A1, 4.644%, 05/25/18	234
106	Series 2003-7, Class A3, 4.500%, 07/25/18	108
90	Series 2003-9, Class A2, 4.500%, 08/25/18	90
	American General Mortgage Loan Trust,
1,673	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	1,791
4,000	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	4,148
3,000	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	3,130
5,300	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	5,273
3,053	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	3,176
1,712	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.159%, 09/25/35	754
	ASG Resecuritization Trust,
1,591	Series 2009-1, Class A60, VAR, 5.434%, 06/26/37 (e)	1,615
2,219	Series 2009-2, Class A55, VAR, 5.510%, 05/24/36 (e)	2,252
5,364	Series 2009-3, Class A65, VAR, 5.595%, 03/26/37 (e)	5,399
5,708	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	5,807
4,738	Series 2010-1, Class A85, VAR, 0.655%, 02/27/36 (e)	4,442
10,494	Series 2010-2, Class A60, VAR, 5.159%, 01/28/37 (e)	10,494
3,979	Series 2010-3, Class 2A22, VAR, 0.421%, 10/28/36 (e)	3,919
979	Series 2010-4, Class 2A20, VAR, 0.403%, 11/28/36 (e)	955
	Banc of America Alternative Loan Trust,
341	Series 2003-3, Class APO, PO, 05/25/33	227
2,676	Series 2003-7, Class 2A4, 5.000%, 09/25/18	2,755
1,062	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	1,086
908	Series 2003-11, Class 2A1, 6.000%, 01/25/34	936
457	Series 2003-11, Class PO, PO, 01/25/34	337
1,180	Series 2004-1, Class 1A1, 6.000%, 02/25/34	1,215
426	Series 2004-1, Class 5A1, 5.500%, 02/25/19	427
1,214	Series 2004-6, Class 3A2, 6.000%, 07/25/34	1,239
4,553	Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	1,055
4,010	Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	894
	Banc of America Funding Corp.,
477	Series 2003-3, Class 1A33, 5.500%, 10/25/33	482
406	Series 2004-1, Class PO, PO, 03/25/34	300
1,770	Series 2004-3, Class 1A1, 5.500%, 10/25/34	1,813
292	Series 2004-3, Class 1A7, 5.500%, 10/25/34	297
2,103	Series 2004-C, Class 1A1, VAR, 5.024%, 12/20/34	2,177
2,255	Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	390
503	Series 2005-4, Class 30PO, PO, 08/25/35	333
1,336	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,249
203	Series 2005-7, Class 30PO, PO, 11/25/35	109
1,000	Series 2005-8, Class 30PO, PO, 01/25/36	519
1,992	Series 2005-E, Class 4A1, VAR, 2.859%, 03/20/35	1,929
1,096	Series 2010-R4, Class 5A1, VAR, 0.403%, 07/26/36 (e)	1,059
3,972	Series 2010-R5, Class 5A6, VAR, 0.556%, 05/26/37 (e)	3,965
689	Series 2010-R7, Class A1, VAR, 0.433%, 06/25/46 (e) (f) (i)	667
	Banc of America Mortgage Securities, Inc.,

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

574	Series 2003-3, Class 2A1, VAR, 0.803%, 05/25/18	555
1,646	Series 2003-6, Class 2A1, VAR, 0.703%, 08/25/18	1,612
1,203	Series 2003-8, Class 2A5, 5.000%, 11/25/18	1,249
216	Series 2003-8, Class APO, PO, 11/25/33	159
179	Series 2003-9, Class 1A2, PO, 12/25/33	137
1,625	Series 2003-A, Class 4A1, VAR, 3.226%, 02/25/33	1,603

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,203	Series 2003-C, Class 3A1, VAR, 3.027%, 04/25/33	1,236
2,402	Series 2003-E, Class 2A2, VAR, 2.870%, 06/25/33 (a)	2,289
4,484	Series 2004-3, Class 15IO, IO, VAR, 0.230%, 04/25/19	8
3,000	Series 2004-3, Class 1A26, 5.500%, 04/25/34	3,158
332	Series 2004-4, Class 1A9, 5.000%, 05/25/34	338
274	Series 2004-4, Class APO, PO, 05/25/34	211
36,815	Series 2004-5, Class 15IO, IO, VAR, 0.240%, 06/25/19	70
424	Series 2004-6, Class APO, PO, 07/25/34	311
205	Series 2004-9, Class 3A1, 6.500%, 09/25/32	215
1,686	Series 2004-C, Class 2A2, VAR, 3.008%, 04/25/34	1,685
1,508	Series 2004-J, Class 3A1, VAR, 5.097%, 11/25/34	1,398
	BCAP LLC Trust,
1,976	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	1,986
929	Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	924
2,000	Series 2009-RR14, Class 3A2, VAR, 2.914%, 08/26/35 (e)	1,900
1,492	Series 2009-RR14, Class 4A1, VAR, 5.489%, 03/26/36 (e)	1,478
2,584	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	2,635
2,004	Series 2010-RR4, Class 2A1, VAR, 1.003%, 06/26/37 (e)	1,944
2,382	Series 2010-RR5, Class 1A4, VAR, 5.000%, 11/26/37 (e)	2,394
3,800	Series 2010-RR5, Class 2A5, VAR, 5.183%, 04/26/37 (e)	3,781
2,046	Series 2010-RR6, Class 5A1, VAR, 5.500%, 11/26/37 (e)	2,057
4,583	Series 2010-RR7, Class 15A1, VAR, 1.056%, 01/26/36 (e)	4,240
2,244	Series 2010-RR7, Class 16A1, VAR, 1.042%, 02/26/47 (e)	2,098
6,619	Series 2010-RR7, Class 1A5, VAR, 5.024%, 04/26/35 (e)	6,668
12,157	Series 2010-RR7, Class 2A1, VAR, 4.952%, 07/26/45 (e)	12,278
1,776	Series 2010-RR8, Class 3A3, VAR, 5.121%, 05/26/35 (e)	1,821
	Bear Stearns Adjustable Rate Mortgage Trust,
1,270	Series 2003-4, Class 3A1, VAR, 5.006%, 07/25/33	1,303
460	Series 2003-7, Class 3A, VAR, 2.818%, 10/25/33	451
993	Series 2004-1, Class 12A1, VAR, 3.126%, 04/25/34	914
1,735	Series 2004-2, Class 14A, VAR, 5.153%, 05/25/34	1,787
2,855	Series 2005-5, Class A1, VAR, 2.340%, 08/25/35	2,732
3,519	Series 2006-1, Class A1, VAR, 4.625%, 02/25/36	3,129
1,113	Bear Stearns Alt-A Trust, Series 2005-2, Class 1A1, VAR, 0.753%, 03/25/35	941
1,813	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.250%, 10/25/33	1,806
681	Cendant Mortgage Corp., Series 2003-9, Class 1P, PO, 11/25/33	371
	Chase Mortgage Finance Corp.,
898	Series 2003-S10, Class AP, PO, 11/25/18	767
626	Series 2003-S2, Class A1, 5.000%, 03/25/18	642
455	Series 2003-S6, Class A1, 5.000%, 06/25/18	468
843	Series 2007-A1, Class 2A1, VAR, 2.891%, 02/25/37	849
1,286	Series 2007-A1, Class 7A1, VAR, 2.930%, 02/25/37	1,282
1,516	Series 2007-A1, Class 9A1, VAR, 4.157%, 02/25/37	1,529
	Citicorp Mortgage Securities, Inc.,
1,450	Series 2003-6, Class 1A2, 4.500%, 05/25/33	1,481
391	Series 2003-8, Class APO, PO, 08/25/33	226
1,680	Series 2004-1, Class 3A1, 4.750%, 01/25/34	1,724
2,246	Series 2004-5, Class 2A5, 4.500%, 08/25/34	2,305
1,339	Series 2007-3, Class 1A6, IF, IO, 5.147%, 04/25/37	89

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

	Citigroup Mortgage Loan Trust, Inc.,
1,337	Series 2003-1, Class 2A5, 5.250%, 10/25/33	1,378
501	Series 2003-1, Class PO3, PO, 09/25/33	342
67	Series 2003-1, Class WA2, 6.500%, 06/25/31	70
149	Series 2003-1, Class WPO2, PO, 06/25/31	117
180	Series 2003-UP3, Class A3, 7.000%, 09/25/33	182
966	Series 2003-UST1, Class A1, 5.500%, 12/25/18	1,004

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
219	Series 2003-UST1, Class PO1, PO, 12/25/18	182
111	Series 2003-UST1, Class PO2, PO, 12/25/18	93
71	Series 2003-UST1, Class PO3, PO, 12/25/18	62
955	Series 2004-UST1, Class A3, VAR, 2.563%, 08/25/34	970
1,388	Series 2004-UST1, Class A6, VAR, 5.081%, 08/25/34	1,435
405	Series 2005-1, Class 2A1A, VAR, 3.101%, 04/25/35	244
1,180	Series 2005-5, Class 1A2, VAR, 2.650%, 08/25/35	685
4,094	Series 2008-AR4, Class 1A1A, VAR, 5.415%, 11/25/38	4,135
2,536	Series 2009-10, Class 1A1, VAR, 2.707%, 09/25/33 (e)	2,548
2,643	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	2,649
1,382	Series 2010-7, Class 10A1, VAR, 2.856%, 02/25/35 (e)	1,375
	Countrywide Alternative Loan Trust,
330	Series 2002-8, Class A4, 6.500%, 07/25/32	324
445	Series 2003-6T2, Class A6, 5.500%, 06/25/33	351
431	Series 2003-J1, Class PO, PO, 10/25/33	318
1,520	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,501
2,582	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	2,582
225	Series 2004-J3, Class 4A1, 4.750%, 04/25/19	229
527	Series 2005-5R, Class A1, 5.250%, 12/25/18	542
3,076	Series 2005-1CB, Class 1A6, IF, IO, 6.847%, 03/25/35	437
9,049	Series 2005-20CB, Class 3A8, IF, IO, 4.497%, 07/25/35	1,027
8,285	Series 2005-22T1, Class A2, IF, IO, 4.817%, 06/25/35	997
536	Series 2005-26CB, Class A10, IF, 12.591%, 07/25/35	552
237	Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	233
379	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	311
14,082	Series 2005-37T1, Class A2, IF, IO, 4.797%, 09/25/35	2,188
2,054	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	1,717
13,241	Series 2005-54CB, Class 1A2, IF, IO, 4.597%, 11/25/35	1,651
176	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	175
1,522	Series 2005-57CB, Class 3A2, IF, IO, 4.847%, 12/25/35	240
905	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	576
1,246	Series 2005-86CB, Class A11, 5.500%, 02/25/36	903
6,089	Series 2005-J1, Class 1A4, IF, IO, 4.847%, 02/25/35	831
33,545	Series 2006-7CB, Class 1A2, IF, IO, 5.047%, 05/25/36	4,903
1,353	Series 2006-26CB, Class A9, 6.500%, 09/25/36	984
2,500	Series 2007-21CB, Class 1A5, 6.000%,09/25/37 (f) (i)	604
	Countrywide Home Loan Mortgage Pass-Through Trust,
1,822	Series 2002-36, Class A22, 6.000%, 01/25/33	1,825
218	Series 2003-18, Class A12, 5.500%, 07/25/33	206
1,015	Series 2003-26, Class 1A6, 3.500%, 08/25/33	963
116	Series 2003-34, Class A11, 5.250%, 09/25/33	119
600	Series 2003-34, Class A6, 5.250%, 09/25/33	614
2,872	Series 2003-39, Class A6, 5.000%, 10/25/33	2,865
212	Series 2003-44, Class A9, PO, 10/25/33	152
284	Series 2003-J10, Class 2A1, 5.000%, 11/25/18	296
2,164	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	2,161
675	Series 2003-J7, Class 4A3, IF, 9.446%, 08/25/18	668

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

329	Series 2004-3, Class PO, PO, 04/25/34	216
2,644	Series 2004-5, Class 1A4, 5.500%, 06/25/34	2,794
283	Series 2004-7, Class 2A1, VAR, 2.425%, 06/25/34	266
1,282	Series 2004-28R, Class A1, 5.500%, 08/25/33	1,310
423	Series 2004-HYB1, Class 2A, VAR, 3.210%, 05/20/34	368
1,548	Series 2004-HYB3, Class 2A, VAR, 2.674%, 06/20/34	1,376
1,081	Series 2004-HYB6, Class A3, VAR, 3.091%, 11/20/34	945
762	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	787
1,166	Series 2005-16, Class A23, 5.500%, 09/25/35	1,057

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
2,815	Series 2005-22, Class 2A1, VAR, 3.105%, 11/25/35	2,193
8,639	Series 2007-4, Class 1A52, IF, IO, 5.147%, 05/25/37	1,066
	Credit Suisse Mortgage Capital Certificates,
3,820	Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	3,830
1,624	Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	1,635
1,150	Series 2010-16, Class A3, VAR, 4.250%, 06/25/50 (e)	1,072
6,552	Series 2010-11R, Class A1, VAR, 1.255%, 06/28/47 (e)	6,577
1,647	Series 2010-12R, Class 5A1, VAR, 3.000%, 04/26/37 (e)	1,651
1,665	Series 2010-15R, Class 7A1, VAR, 5.340%, 10/26/37 (e)	1,677
500	Series 2010-15R, Class 7A2, VAR, 5.340%, 10/26/37 (e)	456
	CS First Boston Mortgage Securities Corp.,
1,444	Series 2003-1, Class DB1, 6.564%, 02/25/33	1,274
3,607	Series 2003-27, Class 5A3, 5.250%, 11/25/33	3,642
2,402	Series 2003-27, Class 5A4, 5.250%, 11/25/33	2,479
996	Series 2003-29, Class 1A1, 6.500%, 12/25/33	1,018
674	Series 2003-29, Class 5A1, 7.000%, 12/25/33	691
1,530	Series 2003-AR15, Class 3A1, VAR, 2.819%, 06/25/33	1,515
1,935	Series 2004-5, Class 3A1, 5.250%, 08/25/19	1,991
2,520	Series 2004-8, Class 3A5, 5.500%, 12/25/34	2,549
3,464	Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	506
2,446	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	430
1,124	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005- 1, Class 2A1, VAR, 5.686%, 02/25/20	1,127
	Deutsche Mortgage Securities, Inc.,
1,009	Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	1,013
2,431	Series 2010-RS2, Class A1, VAR, 1.503%, 06/28/47 (e)	2,431
	First Horizon Alternative Mortgage Securities,
1,626	Series 2004-AA4, Class A1, VAR, 2.551%, 10/25/34	1,426
495	Series 2005-AA5, Class 1A2, VAR, 2.376%, 07/25/35	125
910	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	734
12,733	Series 2007-FA4, Class 1A2, IF, IO, 5.397%, 08/25/37	2,341
	First Horizon Asset Securities, Inc.,
408	Series 2003-7, Class 2A1, 4.500%, 09/25/18	423
513	Series 2003-8, Class 2A1, 4.500%, 09/25/18	531
2,030	Series 2003-9, Class 1A6, 5.500%, 11/25/33	1,903
144	Series 2004-4, Class 2A2, 4.500%, 07/25/19	146
714	Series 2004-AR2, Class 2A1, VAR, 2.884%, 05/25/34	684
839	Series 2004-AR7, Class 2A1, VAR, 2.861%, 02/25/35 (m)	827
685	Series 2004-AR7, Class 2A2, VAR, 2.861%, 02/25/35	626
1,670	Series 2005-AR1, Class 2A2, VAR, 2.875%, 04/25/35	1,606
	GMAC Mortgage Corp. Loan Trust,
1,140	Series 2003-AR1, Class A4, VAR, 3.408%, 10/19/33	1,140
3,153	Series 2003-AR2, Class 2A4, VAR, 3.358%, 12/19/33	3,120
297	Series 2003-J7, Class A10, 5.500%, 11/25/33	308
1,423	Series 2003-J7, Class A7, 5.000%, 11/25/33	1,367

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

318	Series 2003-J8, Class A, 5.250%, 12/25/33	329
418	Series 2004-J2, Class A2, VAR, 0.753%, 06/25/34	404
3,104	Series 2004-J5, Class A7, 6.500%, 01/25/35	3,178
2,038	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	2,098
718	Series 2005-AR3, Class 3A3, VAR, 3.224%, 06/19/35	696
3,424	Series 2005-AR3, Class 3A4, VAR, 3.224%, 06/19/35	2,767
5,587	Series 2010-1, Class A, 4.250%, 07/25/40 (e)	5,537
	GSMPS Mortgage Loan Trust,
759	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	644
381	Series 2004-4, Class 1AF, VAR, 0.653%, 06/25/34 (e)	321
768	Series 2005-RP2, Class 1AF, VAR, 0.603%, 03/25/35 (e)	647

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,733	Series 2005-RP3, Class 1AF, VAR, 0.603%, 09/25/35 (e)	1,442
4,132	Series 2006-RP2, Class 1AS2, IF, IO, 5.452%, 04/25/36 (e)	746
	GSR Mortgage Loan Trust,
806	Series 2003-13, Class 1A1, VAR, 4.454%, 10/25/33	827
286	Series 2003-6F, Class A2, VAR, 0.653%, 09/25/32	267
1,468	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	1,468
185	Series 2004-3F, Class 3A8, 13.500%, 02/25/34	186
3,439	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	3,568
14	Series 2004-10F, Class 1A1, 4.500%, 08/25/19	15
232	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	239
301	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	204
1,902	Series 2005-5F, Class 2A3, 5.500%, 06/25/35	1,920
3,028	Series 2005-5F, Class 8A3, VAR, 0.753%, 06/25/35	2,733
4,905	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	4,367
1,284	Series 2006-1F, Class 1AP, PO, 02/25/36	672
7,816	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	5,764
3,100	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	2,809
723	Impac CMB Trust, Series 2005-2, Class 2M1, VAR, 0.773%, 04/25/35	460
1,675	Impac Secured Assets CMN Owner Trust, Series 2006-2, Class 2A1, VAR, 0.603%, 08/25/36	1,508
	Indymac Index Mortgage Loan Trust,
11,176	Series 2005-AR11, Class A7, IO, VAR, 0.334%, 08/25/35	98
373	Series 2006-AR3, Class 2A1A, VAR, 5.489%, 03/25/36	201
	JP Morgan Mortgage Trust,
944	Series 2004-A3, Class 4A1, VAR, 4.307%, 07/25/34	944
1,022	Series 2004-A4, Class 1A1, VAR, 4.552%, 09/25/34	1,043
788	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	817
2,000	Series 2005-A1, Class 3A4, VAR, 5.013%, 02/25/35	2,012
2,126	Series 2005-A1, Class 5A1, VAR, 4.479%, 02/25/35	2,179
3,662	Series 2006-A2, Class 4A1, VAR, 2.930%, 08/25/34	3,658
1,554	Series 2006-A2, Class 5A3, VAR, 2.970%, 11/25/33	1,555
1,300	Series 2006-A3, Class 6A1, VAR, 2.991%, 08/25/34	1,212
1,122	Series 2007-A1, Class 5A2, VAR, 3.183%, 07/25/35	1,021
1,646	JP Morgan Reremic, Series 2010- 4, Class 7A1, VAR, 4.319%, 08/26/35 (e)	1,650
63	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	61
	Lehman Mortgage Trust,
1,541	Series 2006-2, Class 1A1, VAR, 6.423%, 04/25/36	1,430
882	Series 2007-6, Class 1A8, 6.000%, 07/25/37	610
1,500	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,178
	LVII Resecuritization Trust,
701	Series 2009-1, Class A1, VAR, 5.949%, 11/27/37 (e)	715
154	Series 2009-2, Class A2, VAR, 3.000%, 09/27/37 (e)	154
5,000	Series 2009-2, Class A3, VAR, 3.000%, 09/27/37 (e)	4,988
2,700	Series 2009-2, Class A4, VAR, 3.000%, 09/27/37 (e)	2,700
	MASTR Adjustable Rate Mortgages Trust,

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

284	Series 2004-3, Class 4A2, VAR, 2.418%, 04/25/34	261
97	Series 2004-4, Class 2A1, VAR, 2.867%, 05/25/34	56
1,001	Series 2004-13, Class 2A1, VAR, 2.834%, 04/21/34	967
4,821	Series 2004-13, Class 3A6, VAR, 2.899%, 11/21/34	4,841
324	Series 2004-15, Class 3A1, VAR, 3.344%, 12/25/34	266
	MASTR Alternative Loans Trust,
558	Series 2003-4, Class 2A1, 6.250%, 06/25/33	546
570	Series 2003-8, Class 3A1, 5.500%, 12/25/33	594
1,460	Series 2003-8, Class 5A1, 5.000%, 11/25/18	1,506
284	Series 2003-9, Class 8A1, 6.000%, 01/25/34	275
204	Series 2004-1, Class 30PO, PO, 02/25/34	113
1,013	Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,034

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
415	Series 2004-3, Class 30PO, PO, 04/25/34	285
452	Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	76
490	Series 2004-5, Class 30PO, PO, 06/25/34	328
223	Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	38
260	Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	50
2,452	Series 2004-6, Class 7A1, 6.000%, 07/25/34	2,469
228	Series 2004-7, Class 30PO, PO, 08/25/34	147
859	Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	167
919	Series 2004-10, Class 1A1, 4.500%, 09/25/19	930
3,684	Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	666
	MASTR Asset Securitization Trust,
818	Series 2003-2, Class 1A1, 5.000%, 03/25/18	838
343	Series 2003-2, Class 2A1, 4.500%, 03/25/18	350
1,291	Series 2003-3, Class 3A18, 5.500%, 04/25/33	1,281
261	Series 2003-4, Class 3A2, 5.000%, 05/25/18	267
258	Series 2003-4, Class 5A1, 5.500%, 05/25/33	268
256	Series 2003-7, Class 4A1, 4.250%, 09/25/33	256
476	Series 2003-8, Class 1A1, 5.500%, 09/25/33	487
370	Series 2003-8, Class 3A2, VAR, 0.653%, 09/25/33	370
612	Series 2003-9, Class 15PO, PO, 10/25/18	530
233	Series 2003-10, Class 15PO, PO, 11/25/18	200
173	Series 2003-11, Class 15PO, PO, 12/25/18	146
978	Series 2003-12, Class 6A1, 5.000%, 12/25/33	1,001
214	Series 2004-1, Class 30PO, PO, 02/25/34	143
230	Series 2004-3, Class PO, PO, 03/25/34	183
746	Series 2004-4, Class 3A1, 4.500%, 04/25/19	774
1,080	Series 2004-6, Class 2A9, 5.250%, 11/26/16	1,082
484	Series 2004-8, Class 1A1, 4.750%, 08/25/19	498
446	Series 2004-8, Class PO, PO, 08/25/19	367
163	Series 2004-9, Class 5A1, 5.250%, 09/25/19	160
1,696	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	1,769
1,000	Series 2006-2, Class 1A30, 6.000%, 06/25/36	815
4,493	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.603%, 05/25/35 (e)	3,671
4,284	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	2,742
	Merrill Lynch Mortgage Investors, Inc.,
413	Series 2003-A4, Class 2A, VAR, 2.866%, 07/25/33	423
1,409	Series 2003-A5, Class 2A6, VAR, 2.590%, 08/25/33	1,361
1,846	Series 2004-A4, Class A2, VAR, 2.786%, 08/25/34	1,845
261	Series 2005-A1, Class 3A, VAR, 5.264%, 12/25/34	258
	Merrill Lynch Trust,
1	Series 7, Class B, PO, 04/20/18	1
64	Series 47, Class Z, 8.985%, 10/20/20	73
1,800	Mid-State Trust, Series 2010-1, Class A, 3.500%, 12/15/45 (e)	1,796

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

		MLCC Mortgage Investors, Inc.,
1,175		Series 2003-A, Class 2A2, VAR, 1.354%, 03/25/28	1,039
1,012		Series 2003-E, Class A1, VAR, 0.563%, 10/25/28	947
1,412		Series 2004-D, Class A2, VAR, 0.894%, 08/25/29	1,318
1,169		Series 2004-E, Class A2A, VAR, 0.813%, 11/25/29	1,032
2,197		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.657%, 04/25/34	2,314
—	(h)	Morgan Stanley Mortgage Trust,
		Series 35, Class 2, HB, IF, 5,193.340%, 04/20/21	15
		MortgageIT Trust,
845		Series 2005-1, Class 1A1, VAR, 0.573%, 02/25/35	627
329		Series 2005-5, Class A1, VAR, 0.513%, 12/25/35	242
		Nomura Asset Acceptance Corp.,
382		Series 2003-A1, Class A1, 5.500%, 05/25/33	391
127		Series 2003-A1, Class A2, 6.000%, 05/25/33	132

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — Continued
45		Series 2003-A1, Class A5, 7.000%, 04/25/33	47
78		Series 2003-A1, Class A7, 5.000%, 04/25/18	80
866		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	878
		Prime Mortgage Trust,
231		Series 2004-1, Class 2A3, 5.250%, 08/25/34	236
2,157		Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	2,239
993		Series 2005-4, Class 2PO, PO, 10/25/35	511
		RBSSP Resecuritization Trust,
1,460		Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	1,503
2,152		Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	2,195
1,547		Series 2009-9, Class 7A4, 6.000%, 07/26/37 (e)	1,601
1,730		Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	1,782
2,497		Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	2,597
3,180		Series 2009-13, Class 1A1, VAR, 5.000%, 10/26/21 (e)	3,216
1,722		Series 2010-2, Class 2A1, 4.500%, 11/26/22 (e)	1,731
4,541		Series 2010-4, Class 12A1, 4.500%, 03/26/21 (e)	4,554
1,991		Series 2010-9, Class 1A1, VAR, 0.440%, 07/26/37 (e) (f) (i)	1,765
2,600		Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	2,574
		Residential Accredit Loans, Inc.,
438		Series 2001-QS19, Class A2, 6.000%, 12/25/16	448
117		Series 2002-QS16, Class A3, IF, 16.093%, 10/25/17	131
1,023		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	903
247		Series 2003-QR24, Class A5, 4.000%, 07/25/33	216
408		Series 2003-QS1, Class A6, 4.250%, 01/25/33	395
1,059		Series 2003-QS12, Class A2A, IF, IO, 7.347%, 06/25/18	153
464		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	54
1,466		Series 2003-QS13, Class A5, VAR, 0.903%, 07/25/33	1,172
8,707		Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	160
1,250		Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,266
1,197		Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,217
1,078		Series 2003-QS19, Class A1, 5.750%, 10/25/33	1,102
348		Series 2003-QS3, Class A2, IF, 15.942%, 02/25/18	386
677		Series 2003-QS3, Class A8, IF, IO, 7.347%, 02/25/18	84
875		Series 2003-QS9, Class A3, IF, IO, 7.297%, 05/25/18	136
1,413		Series 2004-QA4, Class NB3, VAR, 5.361%, 09/25/34	1,422
441		Series 2004-QA6, Class NB2, VAR, 3.308%, 12/26/34	345
991		Series 2004-QS10, Class A6, 6.000%, 07/25/34	924
1,429		Series 2004-QS7, Class A4, 5.500%, 05/25/34	1,202
763		Series 2004-QS8, Class A2, 5.000%, 06/25/34	759
337		Series 2005-QA10, Class A31, VAR, 3.862%, 09/25/35	236
2,000		Series 2005-QA6, Class A32, VAR, 5.569%, 05/25/35	1,394
733		Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	558
		Residential Asset Securitization Trust,
173		Series 2002-A13, Class A4, 5.250%, 12/25/17	175

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

761	Series 2003-A13, Class A3, 5.500%, 01/25/34	646
227	Series 2003-A14, Class A1, 4.750%, 02/25/19	234
873	Series 2003-A5, Class A1, 5.500%, 06/25/33	880
1,133	Series 2004-IP2, Class 1A1, VAR, 2.753%, 12/25/34	1,029
4,018	Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	795
7,647	Series 2005-A2, Class A4, IF, IO, 4.797%, 03/25/35	882
1,578	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,013
1,000	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	590
	Residential Funding Mortgage Securities I,
128	Series 2003-S12, Class 4A5, 4.500%, 12/25/32	129
1,554	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,497
423	Series 2003-S14, Class A4, PO, 07/25/18	408
1,195	Series 2003-S16, Class A3, 5.000%, 09/25/18	1,223

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,140	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	1,167
2,100	Series 2003-S4, Class A4, 5.750%, 03/25/33	2,198
142	Series 2003-S7, Class A17, 4.000%, 05/25/33	142
690	Series 2004-S6, Class 2A6, PO, 06/25/34	510
638	Series 2004-S6, Class 3A5, 4.500%, 06/25/19	652
946	Series 2005-SA4, Class 1A1, VAR, 3.249%, 09/25/35	758
	Residential Funding Securities LLC,
57	Series 2002-RM1, Class API, PO, 12/25/17	47
107	Series 2003-RM2, Class AP-3, PO, 05/25/33	80
	Salomon Brothers Mortgage Securities VII, Inc.,
2,003	Series 2003-HYB1, Class A, VAR, 3.202%, 09/25/33	2,023
145	Series 2003-UP2, Class PO1, PO, 12/25/18	114
	Sequoia Mortgage Trust,
1,265	Series 2004-8, Class A1, VAR, 0.603%, 09/20/34	1,155
1,979	Series 2004-8, Class A2, VAR, 0.812%, 09/20/34	1,790
1,648	Series 2004-10, Class A1A, VAR, 0.563%, 11/20/34	1,558
1,000	Station Place Securitization Trust, Series 2009-1, Class A, VAR, 1.753%, 01/25/40 (e)	1,000
2,934	Structured Adjustable Rate Mortgage Loan Trust, Series 2004- 6, Class 5A4, VAR, 4.934%, 06/25/34	2,890
	Structured Asset Securities Corp.,
78	Series 2002-10H, Class 1AP, PO, 05/25/32	57
475	Series 2003-8, Class 1A2, 5.000%, 04/25/18	486
908	Series 2003-16, Class A3, VAR, 0.753%, 06/25/33	832
124	Series 2003-21, Class 1A3, 5.500%, 07/25/33	127
888	Series 2003-32, Class 1A1, VAR, 5.085%, 11/25/33	892
404	Series 2003-31A, Class B1, VAR, 2.725%, 10/25/33	158
1,436	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	1,425
711	Series 2003-33H, Class 1APO, PO, 10/25/33	519
6,665	Series 2003-37A, Class 2A, VAR, 4.996%, 12/25/33	6,924
4,136	Series 2004-20, Class 1A3, 5.250%, 11/25/34 (m)	4,232
3,300	Series 2004-5H, Class A4, 5.540%, 12/25/33	3,359
1,101	Series 2005-6, Class 4A1, 5.000%, 05/25/35	1,075
97	Series 2005-6, Class 5A8, IF, 13.393%, 05/25/35	98
	Thornburg Mortgage Securities Trust,
305	Series 2003-4, Class A1, VAR, 0.573%, 09/25/43	283
273	Series 2004-1, Class II2A, VAR, 2.114%, 03/25/44	255
	WaMu Mortgage Pass-Through Certificates,
1,145	Series 2002-S5, Class B3, 6.389%, 09/25/32	794
217	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	222
1,837	Series 2003-AR7, Class A7, VAR, 2.672%, 08/25/33	1,796
1,287	Series 2003-AR8, Class A, VAR, 2.716%, 08/25/33	1,301
5,026	Series 2003-AR9, Class 1A6, VAR, 2.707%, 09/25/33	4,851

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

1,142	Series 2003-AR9, Class 2A, VAR, 2.775%, 09/25/33	1,152
2,100	Series 2003-S1, Class A5, 5.500%, 04/25/33	2,179
1,630	Series 2003-S10, Class A5, 5.000%, 10/25/18	1,658
247	Series 2003-S10, Class A6, PO, 10/25/18	245
767	Series 2003-S11, Class 2A5, IF, 16.353%, 11/25/33	864
382	Series 2003-S7, Class A1, 4.500%, 08/25/18	390
1,638	Series 2003-S8, Class A4, 4.500%, 09/25/18	1,679
1,203	Series 2003-S8, Class A6, 4.500%, 09/25/18	1,250
4,367	Series 2003-S9, Class A8, 5.250%, 10/25/33	4,302
231	Series 2003-S9, Class P, PO, 10/25/33	124
320	Series 2004-AR3, Class A1, VAR, 2.705%, 06/25/34	307
2,167	Series 2004-AR3, Class A2, VAR, 2.705%, 06/25/34	2,084
1,914	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	1,992
522	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	540

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
931	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	968
1,686	Series 2004-S1, Class 1A3, VAR, 0.653%, 03/25/34	1,668
3,428	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	3,508
478	Series 2006-AR10, Class 2P, VAR, 09/25/36	263
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
507	Series 2005-1, Class 1A1, 5.500%, 03/25/35	478
13,406	Series 2005-2, Class 1A4, IF, IO, 4.797%, 04/25/35	2,051
1,449	Series 2005-4, Class CB7, 5.500%, 06/25/35	1,222
493	Series 2005-4, Class DP, PO, 06/25/20	319
1,836	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,618
16,413	Series 2005-11, Class A4, IF, IO, 4.697%, 01/25/36	1,677
	Washington Mutual MSC Mortgage Pass-Through Certificates,
165	Series 2002-MS12, Class A, 6.500%, 05/25/32	172
1,269	Series 2004-RA2, Class 2A, 7.000%, 07/25/33	1,308
200	Series 2004-RA4, Class 1P, PO, 04/25/19	184
	Wells Fargo Mortgage-Backed Securities Trust,
878	Series 2003-8, Class A9, 4.500%, 08/25/18	913
3,271	Series 2003-11, Class 1A4, 4.750%, 10/25/18	3,299
547	Series 2003-11, Class 1APO, PO, 10/25/18	473
982	Series 2003-13, Class A7, 4.500%, 11/25/18	1,020
221	Series 2003-14, Class 1A1, 4.750%, 12/25/18	227
1,894	Series 2003-15, Class 1A1, 4.750%, 12/25/18	1,963
532	Series 2003-16, Class 2A1, 4.500%, 12/25/18	546
15,048	Series 2003-16, Class 2AIO, IO, VAR, 0.120%, 12/25/18	14
948	Series 2003-17, Class APO, PO, 01/25/34	684
1,244	Series 2003-K, Class 1A1, VAR, 4.465%, 11/25/33	1,239
341	Series 2003-K, Class 1A2, VAR, 4.465%, 11/25/33	354
470	Series 2004-1, Class A11, 0.000%, PO, 02/25/34	326
502	Series 2004-2, Class APO, PO, 01/25/19	428
462	Series 2004-7, Class 2A1, 4.500%, 07/25/19	478
1,594	Series 2004-7, Class 2A2, 5.000%, 07/25/19	1,659
700	Series 2004-B, Class A1, VAR, 4.896%, 02/25/34	724
1,334	Series 2004-BB, Class A4, VAR, 2.832%, 01/25/35	1,322
2,545	Series 2004-EE, Class 2A1, VAR, 2.857%, 12/25/34	2,485
318	Series 2004-EE, Class 2A2, VAR, 2.857%, 12/25/34	313
1,312	Series 2004-EE, Class 3A1, VAR, 2.979%, 12/25/34	1,297
1,733	Series 2004-I, Class 1A1, VAR, 2.948%, 07/25/34	1,735
2,670	Series 2004-P, Class 2A1, VAR, 2.911%, 09/25/34	2,654
231	Series 2004-Q, Class 1A3, VAR, 4.871%, 09/25/34	216

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

3,748	Series 2004-U, Class A1, VAR, 2.965%, 10/25/34	3,619
1,821	Series 2004-V, Class 1A1, VAR, 2.892%, 10/25/34	1,811
1,203	Series 2005-1, Class 2A1, 5.000%, 01/25/20	1,225
587	Series 2005-9, Class 1APO, PO, 10/25/35	369
1,817	Series 2005-13, Class A1, 5.000%, 11/25/20	1,887
214	Series 2005-15, Class APO, PO, 12/25/20	180
775	Series 2005-AR16, Class 2A1, VAR, 2.898%, 10/25/35	745
938	Series 2005-AR8, Class 2A1, VAR, 2.897%, 06/25/35	916
2,200	Series 2007-7, Class A7, 6.000%, 06/25/37	2,024
1,596	Series 2007-11, Class A14, 6.000%, 08/25/37	1,543

		577,048

	Total Collateralized Mortgage Obligations (Cost $1,534,845)	1,623,544
Commercial Mortgage-Backed Securities — 0.6%
	Banc of America Commercial Mortgage, Inc.,
700	Series 2005-3, Class A4, 4.668%, 07/10/43	728
800	Series 2005-3, Class AM, 4.727%, 07/10/43	775

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
500	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	545
1,000	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	1,068
2,000	Series 2006-4, Class A4, 5.634%, 07/10/46	2,136
500	Bear Stearns Commercial Mortgage Securities, Series 2006- PW11, Class A4, VAR, 5.623%, 03/11/39	545
1,446	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	1,490
500	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.838%, 05/12/39	543
250	Morgan Stanley Capital I, Series 2007-T27, Class A4, VAR, 5.802%, 06/11/42	273
	Morgan Stanley Reremic Trust,
1,811	3.000%, 07/17/56	1,809
4,500	Series 2010-HQ4B, Class A7A, VAR, 0.000%, 04/16/40 (e)	4,823

	Total Commercial Mortgage- Backed Securities (Cost $14,103)	14,735

Mortgage Pass-Through Securities — 17.4%
	Federal Home Loan Mortgage Corp.,
241	ARM, 2.560%, 03/01/35	252
328	ARM, 2.605%, 12/01/33	338
418	ARM, 2.637%, 04/01/34	436
170	ARM, 3.454%, 07/01/37	179
87	ARM, 4.141%, 01/01/30	92
763	ARM, 4.174%, 03/01/36	800
477	ARM, 4.202%, 11/01/36	501
515	ARM, 4.579%, 12/01/35	540
523	ARM, 4.973%, 03/01/36	548
499	ARM, 5.305%, 05/01/38	528
684	ARM, 5.544%, 05/01/36	724
590	ARM, 5.652%, 04/01/38	626
305	ARM, 5.792%, 05/01/37	326
818	ARM, 5.816%, 11/01/36	868
1,777	ARM, 5.818%, 10/01/36	1,881
303	ARM, 5.829%, 02/01/37	322
267	ARM, 5.934%, 02/01/37	283
1,066	ARM, 6.011%, 06/01/36	1,142
283	ARM, 6.025%, 10/01/36	305
701	ARM, 6.034%, 12/01/36	745
562	ARM, 6.050%, 02/01/37	597
416	ARM, 6.052%, 10/01/37	441
1,520	ARM, 6.219%, 03/01/37	1,614
767	ARM, 6.240%, 09/01/37	819
418	ARM, 6.248%, 09/01/36	440
417	ARM, 6.297%, 10/01/36	443
377	ARM, 6.414%, 02/01/37	404
780	ARM, 6.666%, 10/01/36	828
1,163	ARM, 6.679%, 11/01/36	1,254
454	ARM, 6.783%, 08/01/36	481
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
300	3.500%, 05/01/19	313
8,214	4.000%, 06/01/13 - 06/01/19 (m)	8,586
3,240	4.500%, 07/01/14 - 10/01/18	3,375
529	5.000%, 12/01/18	567
801	5.500%, 06/01/17 - 02/01/21	868
5,084	6.000%, 06/01/17 - 03/01/22	5,559
1,145	6.500%, 08/01/12 - 03/01/22	1,249
535	7.000%, 01/01/17 - 07/01/17	579
54	7.500%, 08/01/11 - 12/01/15	56
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
6,728	5.500%, 04/01/27 - 03/01/28	7,246
1,427	6.000%, 01/01/14 - 02/01/24	1,574
2,456	6.500%, 05/01/22 - 01/01/28	2,724

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,343	4.000%, 10/01/33	2,404
14,513	5.000%, 05/01/36 - 08/01/40	15,362
5,624	5.500%, 10/01/33 - 07/01/35	6,071
1,301	6.000%, 11/01/28 - 12/01/33	1,429
9,545	6.500%, 05/01/24 - 03/01/38 (m)	10,729
1,999	7.000%, 07/01/29 - 10/01/36	2,286
370	7.500%, 09/01/38	420
56	8.500%, 08/01/30	66
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
2,092	7.500%, 01/01/32 - 12/01/36	2,412
1,418	10.000%, 10/01/30	1,690
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
8,088	5.500%, 02/01/18 - 11/01/35	8,619
9,185	6.500%, 11/01/36 - 10/17/38	10,096
878	7.000%, 12/01/14 - 08/01/47	972
53	7.500%, 10/01/37	59
137	10.500%, 07/20/21	154
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
13	7.500%, 03/01/17 - 05/01/17	14
10	8.750%, 06/01/17	12
5	10.500%, 05/01/19	6
13	12.000%, 08/01/15 - 07/01/19	14
	Federal National Mortgage Association,
800	ARM, 1.913%, 08/01/34	824
380	ARM, 1.982%, 01/01/33	390
4,069	ARM, 2.041%, 01/01/35 (m)	4,225
24	ARM, 2.114%, 03/01/19	24
642	ARM, 2.143%, 02/01/35	667
1,402	ARM, 2.244%, 05/01/35	1,450

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
348	ARM, 2.264%, 02/01/35	362
469	ARM, 2.277%, 01/01/36	483
184	ARM, 2.402%, 11/01/33	190
505	ARM, 2.429%, 10/01/34	525
693	ARM, 2.460%, 11/01/33	725
513	ARM, 2.470%, 06/01/34	536
209	ARM, 2.477%, 05/01/35	219
293	ARM, 2.562%, 04/01/34	308
513	ARM, 2.585%, 05/01/34	537
906	ARM, 2.620%, 07/01/33	947
354	ARM, 2.625%, 09/01/35	371
430	ARM, 2.661%, 10/01/34	449
628	ARM, 2.662%, 10/01/34	657
1,404	ARM, 2.664%, 04/01/35	1,468
610	ARM, 2.676%, 10/01/34	638
602	ARM, 2.740%, 02/01/34	629
399	ARM, 2.757%, 06/01/35	418
183	ARM, 2.773%, 05/01/35	191
393	ARM, 2.787%, 09/01/34	411
182	ARM, 2.806%, 01/01/34	190
548	ARM, 2.926%, 08/01/34	574
532	ARM, 3.060%, 09/01/33	558
8,129	ARM, 3.293%, 03/01/36	8,536
1,054	ARM, 3.391%, 04/01/35	1,107
38	ARM, 3.432%, 09/01/27	39
504	ARM, 3.786%, 08/01/34	530
139	ARM, 4.020%, 03/01/29	143
344	ARM, 4.205%, 04/01/34	358
941	ARM, 4.935%, 07/01/33	996
1,002	ARM, 5.117%, 10/01/34	1,053
767	ARM, 5.206%, 09/01/36	806
640	ARM, 5.282%, 01/01/38	680
298	ARM, 5.528%, 07/01/37	317
295	ARM, 5.587%, 12/01/36	312
5,645	ARM, 5.696%, 01/01/23	6,058
1,326	ARM, 5.776%, 12/01/37	1,415
779	ARM, 5.832%, 12/01/36	827
602	ARM, 5.862%, 11/01/36	640
735	ARM, 5.911%, 07/01/36	779
449	ARM, 5.939%, 10/01/36	475
1,423	ARM, 5.946%, 07/01/37	1,509
547	ARM, 6.047%, 08/01/36	578
740	ARM, 6.146%, 11/01/37	787
1,172	ARM, 6.221%, 06/01/36	1,232
534	ARM, 6.226%, 10/01/36	566
	Federal National Mortgage Association, 15 Year, Single Family,
1,482	3.500%, 08/01/18	1,520
12,819	4.000%, 07/01/18 - 12/01/18	13,503
6,235	4.500%, 07/01/18 - 09/01/20	6,650
3,059	5.000%, 12/01/16 - 07/01/20	3,290
8,655	5.500%, 11/01/18 - 07/01/20	9,432
14,756	6.000%, 06/01/16 - 07/01/24	16,149
3,627	6.500%, 09/01/13 - 02/01/24	3,978
1,990	7.000%, 12/01/16 - 08/01/21	2,179
127	7.500%, 03/01/17 - 10/01/17	140
135	8.000%, 04/01/11 - 01/01/16	144
11	8.500%, 09/01/11	11
	Federal National Mortgage Association, 20 Year, Single Family,
1,105	5.500%, 02/01/23	1,209
12,142	6.000%, 02/01/14 - 09/01/29	13,267
3,599	6.500%, 06/01/16 - 12/01/27	3,988
82	7.500%, 09/01/21	95
	Federal National Mortgage Association, 30 Year FHA/VA,
87	6.000%, 09/01/33	96
445	6.500%, 03/01/29	511
	Federal National Mortgage Association, 30 Year, FHA/VA,
552	6.500%, 02/01/29	636
290	7.000%, 10/01/28 - 02/01/33	333
86	8.000%, 06/01/28	101
25	8.500%, 03/01/30 - 06/01/30	30

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

405	9.000%, 05/01/18 - 06/01/31	472
17	10.000%, 07/01/19	19
17	10.500%, 11/01/18	19
34	11.000%, 04/01/19	39
	Federal National Mortgage Association, 30 Year, Single Family,
2,428	4.000%, 08/01/33 - 04/01/34	2,496
1,364	4.500%, 05/01/29 - 11/01/33	1,430
16,626	5.000%, 05/01/33 - 08/01/40	17,678
20,929	5.500%, 11/01/32 - 10/01/39	22,634
7,089	6.000%, 12/01/28 - 09/01/36	7,798
34	6.250%, 07/01/23	38
27,588	6.500%, 11/01/29 - 10/01/38	30,784
9,550	7.000%, 04/01/17 - 01/01/39	10,871
7,064	7.500%, 08/01/36 - 04/01/39	8,231
1,562	8.000%, 03/01/27 - 10/01/36	1,827
174	8.500%, 12/01/27 - 02/01/30	205
1	9.000%, 04/01/26	2
16	9.500%, 07/01/28	19
11	10.000%, 02/01/24	12
17	12.500%, 01/01/16	17
	Federal National Mortgage Association, Other,
1,212	4.000%, 11/01/33	1,216
894	4.500%, 11/01/14 - 08/01/33	942
1,055	5.000%, 04/01/22 - 01/01/36	1,107
6,355	5.500%, 05/01/13 - 04/01/38	6,747
6,468	6.000%, 02/01/36 - 11/01/39	6,956
931	6.500%, 10/01/35 - 06/01/36	1,033
3,180	7.000%, 12/01/36 - 10/01/46	3,570
9	10.250%, 07/15/13	9
37	10.462%, 06/15/21	42
10	11.000%, 08/20/20	12
167	Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	181

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
	Government National Mortgage Association II, 30 Year, Single Family,
631	3.500%, 09/20/33	629
6,404	6.500%, 10/20/33 - 01/20/39	7,187
29	7.500%, 02/20/28 - 09/20/28	34
43	8.000%, 06/20/26 - 11/20/28	50
27	8.500%, 03/20/25 - 05/20/25	32
1,657	Government National Mortgage Association II, Other, 6.500%, 09/20/34	1,877
	Government National Mortgage Association, 15 Year, Single Family,
363	6.000%, 06/15/18	398
98	7.000%, 09/15/14 - 10/15/16	106
68	7.500%, 11/15/17	74
257	8.000%, 01/15/16	278
	Government National Mortgage Association, 20 Year, Single Family,
622	6.500%, 08/15/22 - 11/15/23	710
97	7.000%, 08/15/23	111
	Government National Mortgage Association, 30 Year, Single Family,
160	6.375%, 08/15/26	181
5,144	6.500%, 10/15/27 - 04/15/33	5,850
3,730	7.000%, 09/15/31 - 03/15/37	4,287
120	7.500%, 11/15/22 - 01/15/33	139
16	8.000%, 09/15/22 - 04/15/28	18
14	9.000%, 02/15/30 - 01/15/31	17
1,325	9.500%, 10/15/24	1,624
13	11.000%, 01/15/21	15

	Total Mortgage Pass-Through Securities (Cost $375,507)	390,262

U.S. Government Agency Securities — 1.1%
2,373	Federal Home Loan Bank System, 4.720%, 09/20/12	2,508
	Federal Home Loan Mortgage Corp.,
13,500	4.125%, 12/21/12	14,452
1,000	5.500%, 08/23/17	1,194
	Federal National Mortgage Association,
3,000	0.000%, 07/05/14	2,828
2,000	5.375%, 06/12/17	2,367
518	5.500%, 03/15/11	526

	Total U.S. Government Agency Securities (Cost $23,159)	23,875

U.S. Treasury Obligations — 3.7%
	U.S. Treasury Bonds,
40	7.250%, 05/15/16	52
16,000	7.500%, 11/15/16 (m)	21,185
343	8.125%, 08/15/19	496
350	8.500%, 02/15/20	521
8,510	8.875%, 08/15/17	12,200
1,657	8.875%, 02/15/19	2,471
1,000	U.S. Treasury Inflation Indexed Notes, 2.375%, 04/15/11	1,110
	U.S. Treasury Notes,
3,200	2.625%, 12/31/14 (m)	3,392
2,000	2.625%, 04/30/16	2,105
3,500	3.125%, 10/31/16	3,763
4,905	3.125%, 04/30/17	5,249
7,000	3.250%, 12/31/16	7,565
2,000	3.250%, 03/31/17	2,157
2,725	4.750%, 08/15/17	3,191
	U.S. Treasury STRIPS,
932	05/15/14	901
12,000	08/15/14	11,524

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

3,000	02/15/15	2,846
129	02/15/16	119
500	11/15/16	447
700	05/15/19	560
150	02/15/25	87
500	02/15/29	233

	Total U.S. Treasury Obligations (Cost $77,565)	82,174

SHARES
Short-Term Investment — 2.3%
Investment Company — 2.3%
50,753	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (Cost $50,753)	50,753

	Total Investments — 99.3% (Cost $2,112,070)	2,221,740
	Other Assets in Excess of Liabilities — 0.7%	15,473

	NET ASSETS — 100.0%	$2,237,213

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2010.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2010. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2010.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $3,528,000 which amounts to less than 0.5% of total investments.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$134,019
Aggregate gross unrealized depreciation	(24,349)

Net unrealized appreciation/depreciation	$109,670

Federal income tax cost of investments	$2,112,070

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$35,905	$492	$36,397
Collateralized Mortgage Obligations
Agency CMO	—	1,046,496	—	1,046,496
Non-Agency CMO	—	574,012	3,036	577,048
Commercial Mortgage-Backed Securities	—	14,735	—	14,735
Mortgage Pass-Through Securities	—	390,262	—	390,262
U.S. Government Agency Securities	—	23,875	—	23,875
U.S. Treasury Obligations	—	82,174	—	82,174
Short-Term Investment
Investment Company	50,753	—	—	50,753

Total Investments in Securities	$50,753	$2,167,459	$3,528	$2,221,740

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/10
Investments in Securities
Asset-Backed Securities	$317	$—	$—	$—	$492	$—	$(317)	$492
Collateralized Mortgage Obligations	2,401	10	41	5	2,359	—	(1,780)	3,036

	$2,718	$10	$41	$5	$2,851	$—	$(2,097)	$3,528

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $41,000.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 97.0%

Alabama — 0.9%

Industrial Development Revenue/Pollution

Control Revenue — 0.1%
1,290	Fairfield Industrial Development Board, USX Corp. Project, Rev., VAR, 5.400%, 11/01/11	1,337

Other Revenue — 0.8%
	Alabama 21st Century Authority, Tobacco Settlement,
1,790	Rev., 5.750%, 12/01/12	1,829
2,000	Rev., 5.750%, 12/01/19	2,025
2,290	Rev., 5.850%, 12/01/13	2,340
3,000	Chatom Industrial Development Board, Power South Energy, Series B, Rev., 4.000%, 08/01/15 (w)	3,177

		9,371

	Total Alabama	10,708

Alaska — 1.7%

Education — 0.5%
	Alaska Student Loan Corp.,
3,000	Series A-2, Rev., AMT, 5.000%, 06/01/18	3,150
3,000	Series A-3, Rev., AMT, 5.000%, 06/01/13	3,160

		6,310

General Obligation — 0.8%
3,160	City of Anchorage Schools, Series B, GO, NATL-RE, 5.000%, 12/01/17	3,602
6,350	City of North Slope Boro, Series A, GO, NATL-RE, Zero Coupon, 06/30/13	6,124

		9,726

Housing — 0.2%
2,660	Alaska Housing Finance Corp., Home Mortgage, Series A, Rev., AMT, NATL-RE, 5.000%, 06/01/36	2,747

Other Revenue — 0.2%
2,315	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	2,198

	Total Alaska	20,981

Arizona — 2.9%

Certificate of Participation/Lease — 0.7%
2,100	Arizona State University, Board of Regents, COP, NATL-RE, 5.000%, 07/01/15	2,345
	Pinal County,
2,910	COP, 5.250%, 12/01/19	3,044
3,065	COP, 5.250%, 12/01/20	3,176

		8,565

Hospital — 0.5%
2,000	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/13	2,130
1,000	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 6.000%, 12/01/20	786
3,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/16	3,273

		6,189

Housing — 0.3%
300	Arizona Housing Finance Authority, Series 2A, Rev., GNMA/FNMA/FHLMC, 5.625%, 07/01/34	310
	Maricopa County IDA, Single Family Mortgage,
1,726	Series 1B, Rev., VAR, GNMA/FNMA, 5.650%, 07/01/39	1,754
295	Series 2B, Rev., GNMA/FNMA/FHLMC, 5.950%, 03/01/34	308
285	Phoenix IDA, Single Family Mortgage, Series 2002-2, Rev., AMT, GNMA/FNMA/FHLMC, 5.950%, 03/01/34	297
550	Tucson & Prima Counties IDA, Single Family Mortgage, Series 1A, Rev., GNMA COLL, 5.625%, 07/01/34	569

		3,238

Other Revenue — 0.8%
1,250	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 4.000%, 07/01/15	1,322
4,790	Arizona Transportation Board, Regional Area Road Fund, Rev., 5.000%, 07/01/16	5,590
3,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/23	3,142

		10,054

Prerefunded — 0.3%
3,595	City of Phoenix, Series B, GO, 5.000%, 07/01/14 (p)	3,830

Water & Sewer — 0.3%
2,645	City of Scottsdale, Rev., 5.250%, 07/01/22	3,194

	Total Arizona	35,070

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

Arkansas — 0.5%

Housing — 0.0% (g)
780	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	825

Special Tax — 0.5%
	City of Fayetteville, Sales & Use Tax,
10	Rev., AGM, 4.125%, 11/01/26	10
330	Rev., AGM, 4.250%, 11/01/25	346
930	Series A, Rev., AGM, 4.000%, 11/01/21	938
1,330	City of Rogers, Water Revenue Improvement, Capital Improvement, GO, XLCA, 4.250%, 03/01/31	1,404
3,000	City of Springdale, Sales & Use Tax, Rev., AGM, 4.250%, 07/01/23	3,026

		5,724

	Total Arkansas	6,549

California — 5.4%

Certificate of Participation/Lease — 0.4%
5,000	Sacramento City Financing Authority, Rev., COP, NATL-RE, FGIC, 5.000%, 12/01/21	5,157

General Obligation — 2.4%
1,000	Alum Rock Union Elementary School District, Election of 2008, Series A, GO, AGC, 5.250%, 08/01/29	1,033
3,000	Escondido Union High School District, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/23	1,504
3,000	Mount San Antonio Community College District, GO, Zero Coupon, 05/01/15	2,689
3,400	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/14	3,195
	State of California,
5,000	GO, 5.000%, 10/01/15	5,573
5,000	GO, 5.125%, 04/01/23	5,164
	State of California, Various Purpose,
5,000	GO, 5.000%, 03/01/14	5,464
5,000	GO, 5.000%, 12/01/25	5,029

		29,651

Hospital — 0.3%
4,375	Kaweah Delta Health Care District, Rev., 5.000%, 08/01/22	4,306

Housing — 1.1%
1,480	California Housing Finance Agency, Multi-Family Housing III, Series A, Rev., AMT, 5.375%, 08/01/28	1,464
	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program,
35	Series A, Rev., GNMA/FNMA, 5.000%, 12/01/11	35
1,520	Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	1,540
5,055	Series FH-1, Rev., 5.500%, 08/01/47 (f) (i)	2,789
4,525	California Statewide Communities Development Authority, Poinsettia Apartments, Series B, Rev., VAR, LIQ: FNMA, 4.750%, 06/15/11	4,608
3,000	State of California, Veterans, GO, 4.900%, 12/01/25	2,846

		13,282

Other Revenue — 0.7%
2,155	Bay Area Toll Authority, California Toll Sanitary Francisco Bay Area, Series F, Rev., 5.000%, 04/01/25	2,210
3,000	California Statewide Communities Development Authority, Inland Regional Center Project, Rev., 5.000%, 12/01/17	3,097
1,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-1, Rev., 5.000%, 06/01/15	1,026
2,000	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 08/01/26	2,157

		8,490

Transportation — 0.4%
4,000	San Francisco City & County Airports Commission, Series 34E, Rev., AMT, AGM, 5.750%, 05/01/21	4,423

Water & Sewer — 0.1%
1,050	San Diego Public Facilities Financing Authority, Series B, Rev., 5.500%, 05/15/23	1,168

	Total California	66,477

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

Colorado — 4.7%
General Obligation — 1.3%
1,000	Adams & Arapahoe Joint School District 28J Aurora, GO, NATL-RE, 5.250%, 12/01/25	1,068
	Douglas County School District No. Re-1, Douglas & Elbert Counties,
2,925	GO, 5.250%, 12/15/20	3,462
6,000	GO, NATL-RE-IBC, 5.000%, 12/15/11	6,275
4,000	Jefferson County School District R- 001, GO, 5.000%, 12/15/18	4,705

		15,510

Hospital — 0.7%
6,290	Colorado Health Facilities Authority, Adventist Health, Unrefunded Balance, Series E, Rev., VAR, 5.125%, 11/15/25	6,399
2,415	Colorado Health Facilities Authority, Parkview Medical Center Project, Series B, Rev., 5.000%, 09/01/22	2,441

		8,840

Housing — 1.4%
985	Colorado Housing & Facilities Finance Authority, Capital Appreciation, Single Family Program, Series C-1, Rev., AMT, Zero Coupon, 11/01/29	345
	Colorado Housing & Facilities Finance Authority, Multi-Family Project,
550	Series C-3, Class I, Rev., AMT, 4.450%, 04/01/11	556
825	Series C-3, Class I, Rev., AMT, 4.550%, 10/01/12	856
820	Series C-3, Class I, Rev., AMT, 4.650%, 10/01/13	846
	Colorado Housing & Facilities Finance Authority, Single Family Program,
85	Series B-2, Rev., NATL-RE-IBC, 6.800%, 04/01/30	86
780	Series C-2, Rev., AMT, FHA/VA MTGS, 7.050%, 04/01/31	818
9,850	Denver City & County, Capital Appreciation, Single Family Mortgage, Series A, Rev., MGIC, Zero Coupon, 07/10/14	8,116
2,265	Denver City & County, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.550%, 12/01/39	2,392
	Denver City & County, Single Family Mortgage, Metropolitan Mayors Caucus,
110	Rev., GNMA/FNMA/FHLMC COLL, 6.000%, 05/01/27	111
260	Rev., GNMA/FNMA/FHLMC COLL, 6.150%, 11/01/34	267
120	Series A, Rev., GNMA/FNMA/FHLMC COLL, 7.300%, 11/01/31	122
1,687	El Paso County, Single Family Mortgage, Series A, Rev., VAR, GNMA/FNMA, 5.350%, 06/01/39	1,767
815	El Paso County, Single Family Mortgage, Southern Front Range, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	873
135	IDK Partners III Trust, Pass-Through Certificates, 5.100%, 08/01/23 (f) (i)	135

		17,290

Industrial Development Revenue/Pollution

Control Revenue — 0.1%
1,920	City of Aurora, McKesson Corp. Project, Series A, Rev., VAR, 5.375%, 12/01/11	1,925

Prerefunded — 0.6%
5,030	City of Aurora, Single Family Mortgage, Series A-2, Rev., Zero Coupon, 03/01/13 (p)	3,684
135	Colorado Health Facilities Authority, Adventist Health, Series E, Rev., 5.000%, 11/15/13 (p)	152
3,500	Mesa County, Compound Interest, Rev., Zero Coupon, 12/01/11 (p)	3,478

		7,314

Transportation — 0.6%
	Denver City & County, Airport,
2,410	Series D, Rev., AGM, 5.500%, 11/15/13	2,514
1,000	Series D, Rev., AGM, 5.500%, 11/15/15	1,042
2,500	Series D, Rev., AGM, 5.500%, 11/15/16	2,600
675	Denver City & County, Special Facilities, Airport, Rental Car Project, Series A, Rev., NATL-RE, 6.000%, 01/01/13	677

		6,833

	Total Colorado	57,712

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

Connecticut — 0.4%

Other Revenue — 0.4%
	Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program,
1,385	Series A, Rev., 5.000%, 11/15/16	1,584
1,560	Series A, Rev., 5.250%, 11/15/23	1,704
1,500	Series A, Rev., 5.250%, 11/15/24	1,626

	Total Connecticut	4,914

Delaware — 0.5%
Housing — 0.5%
	Delaware State Housing Authority, Single Family Mortgage,
690	Series A-1, Rev., AMBAC, 5.170%, 01/01/30	724
4,000	Series C-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.550%, 07/01/39	4,280
745	Series D-1, Rev., AMT, 4.625%, 01/01/23	757

	Total Delaware	5,761

District of Columbia — 1.0%
Housing — 0.1%
1,140	District of Columbia Housing Finance Agency, Single Family Program, Series B, Rev., AMT, 5.625%, 06/01/35	1,184

Other Revenue — 0.3%
	District of Columbia, Income Tax,
1,500	Series A, Rev., 5.000%, 12/01/18	1,766
1,650	Series B, Rev., 5.250%, 12/01/29	1,780

		3,546

Transportation — 0.6%
3,000	Metropolitan Washington Airports Authority, Series A, Rev., AMT, 5.500%, 10/01/21	3,272
4,000	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.250%, 07/01/25	4,360

		7,632

	Total District of Columbia	12,362

Florida — 6.2%

Certificate of Participation/Lease — 0.5%
4,000	Collier County School Board, COP, AGM, 5.250%, 02/15/21	4,408
2,000	Miami-Dade County School Board, Series A, COP, NATL-RE, FGIC, 5.000%, 05/01/15	2,208

		6,616

Education — 0.4%
	Capital Projects Finance Authority, Capital Projects Loan Program,
2,385	Series F-1, Rev., NATL-RE, 5.500%, 10/01/13	2,418
2,880	Series F-1, Rev., NATL-RE, 5.500%, 10/01/14	2,906

		5,324

General Obligation — 0.1%
1,250	Florida State Board Education, Public Education Capital Outlay 2004, Series C, GO, 5.000%, 06/01/24	1,324

Hospital — 0.5%
500	Highlands County Health Facilities Authority, Adventist Health, Series A, Rev., VAR, 5.000%, 11/15/16	550
5,000	South Miami Health Facilities Authority, Baptist Health South Florida Group, Rev., 5.000%, 08/15/21	5,252

		5,802

Housing — 1.5%
1,380	Broward County Housing Finance Authority, Series B, Rev., AMT, 4.500%, 04/01/27	1,404
2,035	Escambia County, Housing Finance Authority, Single Family Mortgage, Multi-County Program, Series A, Rev., GNMA/FNMA/FHLMC FHA/VA GTD, 4.800%, 10/01/38	2,019
4,300	Florida Housing Finance Corp., Homeowner Mortgage, Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	4,635
2,000	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	2,150
	Hillsborough County Housing Finance Authority,
1,245	Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 04/01/38	1,292

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
Housing — 1.5%Continued
1,025	Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.400%, 10/01/27	1,031
680	Miami-Dade County Housing Finance Authority, Home Ownership Mortgage, Series A-1, Rev., GNMA/FNMA, 5.300%, 10/01/36	707
440	Orange County, Housing Finance Authority, Series B, Rev., AMT, GNMA/FNMA, 5.400%, 09/01/32	465
1,680	Orange County, Housing Finance Authority, Multi-County Program, Series A, Rev., AMT, GNMA, 5.125%, 09/01/38	1,762
	Pinellas County Housing Finance Authority, Multi-County Program,
1,530	Series A-2, Rev., AMT, GNMA/FNMA/FHLMC, 4.900%, 09/01/27	1,546
1,230	Series B-1, Rev., GNMA/FNMA, 5.200%, 03/01/36	1,255

		18,266

Other Revenue — 0.5%
2,000	Florida Housing Finance Corp., Homeowner Mortgage, Series B, Rev., GNMA, 4.500%, 01/01/29	2,144
2,900	Florida Water Pollution Control Financing Corp., Water Pollution Control, Series A, Rev., 5.000%, 07/15/22	3,290

		5,434

Resource Recovery — 0.1%
1,135	Lee County, Solid Waste System, Rev., NATL-RE, 5.625%, 10/01/13	1,167

Special Tax — 0.2%
2,900	Miami-Dade County, Sub Series A, Rev., NATL-RE, Zero Coupon, 10/01/16	2,178

Transportation — 1.1%
	Hillsborough County Aviation Authority, Tampa International Airport,
3,890	Series A, Rev., NATL-RE, 5.375%, 10/01/16	4,199
5,000	Series A, Rev., NATL-RE, 5.500%, 10/01/15	5,458
3,000	Miami-Dade County, Miami International Airport, Series B, Rev., AMT, AGM-CR, CIFG, 5.000%, 10/01/16	3,274

		12,931

Utility —0.8%
5,000	City of Port St. Lucie, Rev., NATL- RE, 5.250%, 09/01/24	5,271
4,640	Fort Pierce Utilities Authority, Rev., AMBAC, 5.000%, 10/01/15	4,993

		10,264

Water & Sewer — 0.5%
5,000	Tampa Bay Water Utility System, Rev., NATL-RE, FGIC, 5.500%, 10/01/22	5,921

	Total Florida	75,227

Georgia — 1.1%

Certificate of Participation/Lease — 0.4%
5,000	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/22	5,675

General Obligation — 0.5%
5,000	Fulton County School District, GO, 5.500%, 01/01/21	6,047

Housing — 0.2%
2,090	Atlanta Urban Residential Finance Authority, Multi-Family Housing, Mortgage-Backed Securities, Series B, Rev., GNMA/FNMA/FHLMC, 5.500%, 03/01/41	2,160

	Total Georgia	13,882

Hawaii — 0.5%

General Obligation — 0.5%
	City & County of Honolulu,
1,470	Series D, GO, 5.250%, 09/01/26	1,625
2,900	Series D, GO, 5.250%, 09/01/27	3,183
1,200	Series E, GO, NATL-RE, FGIC, 5.000%, 07/01/23	1,286

	Total Hawaii	6,094

Idaho — 0.1%

Housing — 0.1%
740	Idaho Housing & Finance Association, Series A, Class III, Rev., 5.550%, 07/01/20	762
	Idaho Housing & Finance Association, Single Family Mortgage,

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

Housing — 0.1%Continued
50	Series D, Rev., FHA/VA MTGS, 6.450%, 07/01/14	50
95	Series E-2, Rev., 5.950%, 07/01/14	95
115	Series H, Rev., FHA/VA MTGS, 6.050%, 07/01/14	116
25	Sub Series A, Rev., FHA/VA MTGS, 5.350%, 07/01/11	25

	Total Idaho	1,048

Illinois — 4.4%
General Obligation — 1.4%
	Chicago Board of Education,
3,000	Series C, GO, 5.250%, 12/01/24	3,200
2,000	Series C, GO, AGC-ICC, 5.250%, 12/01/26	2,083
350	City of Chicago Heights, Series A, GO, NATL-RE, FGIC, 5.650%, 12/01/16 (p)	359
1,315	City of Chicago, Unrefunded Balance, Series A, GO, AGM, 5.250%, 01/01/19	1,441
8,680	State of Illinois, Series 1, GO, NATL- RE, FGIC, 6.000%, 11/01/26	9,938

		17,021

Hospital — 0.1%
1,500	Illinois Finance Authority, OSF Healthcare Systems, Rev., 5.250%, 11/15/23	1,501

Housing — 1.7%
	City of Aurora, Single Family Mortgage,
1,760	Series A, Rev., AMT, GNMA/FNMA/FHLMC FHA/VA GTD, 5.500%, 12/01/39	1,813
1,851	Series B, Rev., GNMA/FNMA/FHLMC, 5.450%, 12/01/39	1,957
	City of Chicago, Single Family Mortgage,
1,110	Series B, Rev., GNMA/FNMA/FHLMC COLL, 6.000%, 10/01/33	1,159
2,315	Series C, Rev., GNMA/FNMA, 5.750%, 12/01/42	2,473
3,045	Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	3,226
2,845	Series K, Rev., GNMA/FNMA/FHLMC, 5.350%, 06/01/43	2,996
	Illinois Developmental Finance Authority, Multi-Family Housing, Lincoln Place,
2,610	Series A, Rev., GNMA COLL, 6.500%, 07/20/15	2,749
4,465	Series A, Rev., GNMA COLL, 6.600%, 07/20/21	4,696
45	Peoria, Moline & Freeport, Single Family Collateral Mortgage, Series A, Rev., GNMA COLL/FHA/VA MTGS, 7.600%, 04/01/27	46

		21,115

Other Revenue — 0.1%
1,000	Illinois Finance Authority, Gas Supply, Peoples Gas Light & Coke, Rev., VAR, 2.125%, 07/01/14	989

Prerefunded — 0.6%
6,265	City of Chicago, Series A, GO, AGM, 5.250%, 01/01/14 (p)	7,058

Transportation — 0.5%
5,980	Chicago O’Hare International Airport, 3rd Lien, Series C, Rev., AMT, NATL-RE, 5.250%, 01/01/23	6,065
100	City of Chicago, Midway Airport, Series A, Rev., AMT, AGM, 5.125%, 01/01/26	99

		6,164

	Total Illinois	53,848

Indiana — 2.3%

General Obligation — 0.1%
1,400	Indiana Housing & Community Development Authority, Home First Program, Series A, Rev., GNMA/FNMA/COLL, 4.500%, 06/01/28	1,497

Hospital — 0.4%
	Indiana Health & Educational Facilities Finance Authority, Baptist Homes of Indiana,
805	Rev., 5.000%, 11/15/12	838
1,095	Rev., 5.000%, 11/15/15	1,160
1,000	Rev., 5.250%, 11/15/25	977
1,750	Indiana Health Facility Financing Authority, Ascension Health, Series A- 1, Rev., VAR, 5.000%, 05/01/13	1,898

		4,873

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

Housing — 0.4%
	Indiana Housing & Community Development Authority,
2,895	Series B-2, Rev., GNMA/FNMA, 5.000%, 07/01/36	2,954
1,835	Series C-2, Rev., GNMA/FNMA, 5.000%, 01/01/36	1,879

		4,833

Other Revenue — 0.8%
2,000	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	2,267
4,790	Indiana State Finance Authority Revenue, State Revolving Fund Program, Series B, Rev., 5.000%, 02/01/27	5,101
2,000	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/27	2,097

		9,465

Transportation — 0.3%
3,000	Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series F, Rev., AMBAC, 5.250%, 01/01/14	3,263

Water & Sewer — 0.3%
4,050	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series F, Rev., NATL-RE, 5.000%, 07/01/19	4,364

	Total Indiana	28,295

Iowa — 0.4%

Housing — 0.1%
900	Iowa Finance Authority, Mortgage- Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	966

Prerefunded — 0.3%
4,225	Tobacco Settlement Authority of Iowa, Asset-Backed, Series B, Rev., 5.300%, 06/01/11 (p)	4,357

	Total Iowa	5,323

Kansas — 1.1%

Housing — 1.1%
	Sedgwick & Shawnee Counties, Single Family Mortgage,
2,470	Series A, Rev., GNMA/FNMA, 5.400%, 12/01/37	2,609
1,040	Series A-3, Rev., GNMA/FNMA, 5.500%, 06/01/28	1,109
475	Series A-3, Rev., GNMA/FNMA, 5.650%, 06/01/37	502
	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program,
655	Series A, Rev., GNMA/FNMA, 6.050%, 06/01/27	701
3,210	Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38	3,345
2,430	Series A-4, Rev., GNMA/FNMA/FHLMC, 5.850%, 06/01/39	2,580
2,050	Series B-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/38	2,159
825	Series B-3, Rev., GNMA/FNMA, 5.750%, 12/01/34	872
30	Series B-5, Rev., GNMA/FNMA/FHLMC, 4.100%, 12/01/23	30

	Total Kansas	13,907

Kentucky — 0.4%

Housing — 0.4%
4,295	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/27	4,646

Louisiana — 2.6%

Certificate of Participation/Lease — 0.1%
1,000	Louisiana State Military Department, CR, Rev., COP, 5.000%, 08/01/15	1,105

Hospital — 0.9%
5,000	Louisiana Public Facilities Authority, Franciscan Missionaries, Series A, Rev., AGM, 5.750%, 07/01/18	5,481
	St. Tammany Parish Hospital Service District No. 2,
540	Series B, GO, RADIAN, 5.250%, 03/01/11	545
515	Series B, GO, RADIAN, 5.250%, 03/01/12	533

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

Hospital — 0.9%Continued
400	St. Tammany Parish Public Trust Financing Authority, Christwood Project, Rev., 5.700%, 11/15/18	377
	Tangipahoa Parish Hospital Service District No. 1, North Oaks Medical Center Project,
2,000	Series A, Rev., 5.375%, 02/01/14	2,104
1,190	Series A, Rev., 5.375%, 02/01/16	1,235

		10,275

Housing — 0.6%
	Calcasieu Parish Public Transportation Authority, Single Family Mortgage,
200	Series B, Rev., GNMA/FNMA, 5.000%, 04/01/28	204
2,590	Series B, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 09/01/38	2,710
1,028	East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	1,118
	Jefferson Parish Finance Authority, Single Family Mortgage,
520	Series B-1, Rev., GNMA/FNMA/COLL, 6.650%, 12/01/33	557
2,225	Series C, Rev., GNMA/FNMA, 4.500%, 12/01/24	2,237
70	Jefferson Parish School Board, Sales & Use Tax, Single Family Mortgage, Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 12/01/23	70
745	Louisiana Housing Finance Agency, Single Family Home Ownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.500%, 06/01/40	767

		7,663

Other Revenue — 0.4%
	State of Louisiana, Gas And Fuels Tax, Second Lien,
2,930	Series B, Rev., 5.000%, 05/01/26	3,153
2,000	Series B, Rev., 5.000%, 05/01/27	2,136

		5,289

Utility — 0.6%
	Louisiana Energy & Power Authority,
4,320	Rev., AGM, 5.750%, 01/01/12	4,554
2,290	Rev., AGM, 5.750%, 01/01/13	2,512

		7,066

	Total Louisiana	31,398

Maryland — 2.9%

General Obligation — 2.7%
5,000	Montgomery County, Public Improvement, Series A, GO, 5.000%, 08/01/18	5,985
	State of Maryland,
4,225	Series B, GO, 5.000%, 03/01/18	5,039
3,000	Series B, GO, 5.000%, 03/01/19	3,579
	State of Maryland, State and Local Facilities Lien,
6,000	Series 1, GO, 5.000%, 03/15/17 (p)	7,134
5,450	Series 2, GO, 5.000%, 08/01/13	6,055
5,000	Series 2, GO, 5.000%, 08/01/14	5,523

		33,315

Housing — 0.2%
640	Baltimore County, Multi-Family Housing, Compound Interest, Series A, Rev., FHA, Zero Coupon, 09/01/24	304
855	Montgomery County Housing Opportunites Commission, Single Family Mortgage, Series D, Rev., AMT, 5.500%, 01/01/38	896
660	Prince Georges County, Housing Authority, Bristol Pines Apartments Project, Rev., FNMA, 4.500%, 12/15/15	692
120	Prince Georges County, Housing Authority, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.600%, 12/01/34	122

		2,014

	Total Maryland	35,329

Massachusetts — 2.4%

Education — 0.2%
	Massachusetts Health & Educational Facilities Authority, Springfield College,
1,050	Rev., 5.000%, 10/15/15	1,163
1,060	Rev., 5.000%, 10/15/17	1,179

		2,342

General Obligation — 0.7%
	Commonwealth of Massachusetts,
5,250	Series A, GO, 5.000%, 08/01/24	5,703
2,500	Series B, GO, AGM, 5.250%, 09/01/21	2,948

		8,651

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

Housing — 0.7%
3,725	Boston Housing Authority, Rev., AGM, 5.000%, 04/01/16	4,108
1,000	Massachusetts Housing Finance Agency, Single Family Housing, Series 124, Rev., AMT, 4.900%, 12/01/21	1,017
	New Bedford Housing Authority, Capital Funding Program,
675	Series A, Rev., 3.400%, 10/01/11	689
700	Series A, Rev., 3.600%, 10/01/12	731
725	Series A, Rev., 3.750%, 10/01/13	772
750	Series A, Rev., 3.900%, 10/01/14	811

		8,128

Prerefunded — 0.3%
3,920	Commonwealth of Massachusetts, Series D, GO, NATL-RE, 5.375%, 08/01/12 (p)	4,221

Water & Sewer — 0.5%
5,000	Massachusetts State Water Pollution Abatement, MWRA Program, Rev., 5.250%, 08/01/24	5,863

	Total Massachusetts	29,205

Michigan — 2.6%

Education — 0.4%
4,000	University of Michigan, Series C, Rev., 5.000%, 04/01/18	4,744

Hospital — 1.1%
2,055	Kent Hospital Finance Authority, Spectrum Health, Series A, Rev., VAR, 5.000%, 01/15/12	2,137
1,000	Michigan State Hospital Finance Authority, Ascension Health, Senior Care Group, Rev., 5.000%, 11/15/16	1,135
	Michigan State Hospital Finance Authority, Oakwood Obligation Group,
5,000	Rev., 5.500%, 11/01/17	5,193
2,500	Series A, Rev., 5.000%, 07/15/15	2,676
2,500	Saginaw Hospital Finance Authority, Covenant Medical Center, Series G, Rev., 5.125%, 07/01/22	2,516

		13,657

Housing — 0.4%
	Michigan State Housing Development Authority,
3,185	Series A, Rev., AMT, 5.000%, 06/01/30	3,274
2,030	Series D, Rev., AMT, AGM, 4.950%, 04/01/21	2,069

		5,343

Other Revenue — 0.2%
1,705	Saginaw County Economic Development Corp., BGI South LLC- Recovery Zone, Rev., 5.000%, 12/01/20	1,776

Water & Sewer — 0.5%
5,430	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., AGM, 5.000%, 07/01/17	5,860

	Total Michigan	31,380

Minnesota — 2.7%

General Obligation — 0.9%
3,635	Minneapolis St. Paul Housing Finance Board, Mortgage-Backed, City Living, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	3,753
1,925	Minnesota Housing Finance Agency, Non Amount, Non Ace Mortgage- Backed, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	2,044
4,465	State of Minnesota, Various Purpose, Series K, GO, 5.000%, 11/01/20	5,238

		11,035

Housing — 1.5%
5,047	Dakota County Community Development Agency, Mortgage- Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 12/01/40	5,271
738	Dakota County Community Development Agency, Single Family Mortgage, Series B, Rev., GNMA/FNMA/FHLMC, 5.150%, 12/01/38	764
3,779	Minneapolis & St. Paul Housing Finance Board, Mortgage-Backed Securities Program, City Living, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	3,967
1,505	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., 6.100%, 09/01/19	1,514

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

Housing — 1.5%Continued
	Minnesota Housing Finance Agency, Residential Housing Finance,
1,360	Series D, Rev., VAR, AMT, 5.500%, 01/01/38	1,430
4,895	Series L, Rev., AMT, 5.500%, 07/01/48	5,175

		18,121

Transportation — 0.3%
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Series B, Rev., AMT, 5.000%, 01/01/16	3,312

	Total Minnesota	32,468

Mississippi — 0.7%

Education — 0.1%
945	Jackson State University Educational Building Corp., Campus Facilities Project, Rev., VAR, 5.000%, 03/01/11 (p)	956

Housing — 0.5%
5,595	Mississippi Home Corp., Single Family Mortgage, Series B-1, Rev., GNMA/FNMA/FHLMC, 5.375%, 12/01/38	5,843

Other Revenue — 0.1%
2,000	Mississippi Home Corp., Series A, Rev., GNMA FNMA FHLMC, 4.500%, 12/01/31 (w)	2,142

	Total Mississippi	8,941

Missouri — 1.3%

Housing — 1.0%
	Missouri Housing Development Commission, Home Ownership Loan Program,
1,640	6.000%, 03/01/36	1,716
755	Series B-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.050%, 03/01/38	766
3,655	Series C-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.600%, 09/01/38	3,869
1,005	Series E-1, Rev., FHLMC, 5.000%, 11/01/27	1,088
1,815	Series E-1, Rev., AMT, GNMA/FNMA, 5.600%, 03/01/37	1,931
3,275	Missouri Housing Development Commission, Home Ownership Loan Program, Single Family Mortgage, Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/35	3,397
	Missouri Housing Development Commission, Single Family Homeowner Mortgage,
95	Series B-1, Rev., AMT, GNMA/FNMA/COLL, 6.150%, 03/01/20	97
125	Series B-1, Rev., AMT, NATL-RE- IBC, 7.450%, 09/01/31	127

		12,991

Prerefunded — 0.1%
915	Cameron IDA, Community Hospital, Rev., ACA, 6.250%, 12/01/10 (p)	924

Transportation — 0.2%
2,105	City of St. Louis, Lambert, Series B, Rev., AMT, AGM, 5.000%, 07/01/19	2,198

	Total Missouri	16,113

Montana — 0.4%

Housing — 0.4%
	Montana Board of Housing, Single Family Mortgage,
3,220	Series A, Rev., 5.250%, 12/01/36	3,354
200	Series B, Rev., 5.500%, 12/01/37	208
805	Series B-2, Rev., AMT, 6.000%, 12/01/29	820

	Total Montana	4,382

Nebraska — 0.3%

Housing — 0.3%
	Nebraska Investment Finance Authority,
1,750	Series C, Rev., 5.500%, 03/01/36	1,818
1,900	Series C, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/31	1,944

	Total Nebraska	3,762

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

Nevada — 1.6%

Education — 0.5%
5,445	Nevada System of Higher Education, Series B, Rev., AMBAC, 5.000%, 07/01/19	5,859

General Obligation — 0.7%
7,000	Clark County School District, Series B, GO, AGM, 5.000%, 06/15/18	7,636
1,360	Las Vegas Convention & Visitors Authority, Rev., AMBAC, 5.000%, 07/01/29	1,289

		8,925

Housing — 0.2%
785	Nevada Housing Division, Multi-Unit Housing, Citivista Project, Series A, Rev., FNMA COLL, 5.450%, 10/01/15	786
10	Nevada Housing Division, Single Family Mortgage, Sub Series A-1, Rev., AMT, 5.200%, 04/01/11	10
1,617	Nevada Rural Housing Authority, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 11/01/40	1,689

		2,485

Other Revenue — 0.2%
1,715	Las Vegas Special Improvement District No. 707, Special Assessment, Series A, AGM, 5.400%, 06/01/14	1,735

	Total Nevada	19,004

New Hampshire — 0.6%

Housing — 0.2%
1,745	New Hampshire Housing Finance Authority, Single Family Mortgage, Series E, Rev., 6.625%, 07/01/38	1,948

Other Revenue — 0.4%
	City of Manchester, School Facilities,
3,545	Rev., NATL-RE, 5.500%, 06/01/24	4,221
900	Rev., NATL-RE, 5.500%, 06/01/27	1,063

		5,284

	Total New Hampshire	7,232

New Jersey — 3.1%

Education — 0.6%
	New Jersey EDA, School Facilities Construction,
3,000	Series O, Rev., 5.250%, 03/01/14	3,322
3,000	Series P, Rev., 5.250%, 09/01/16	3,400

		6,722

General Obligation — 0.1%
1,215	Egg Harbor Township School District, GO, AGM, 5.750%, 07/15/24	1,472

Hospital — 0.1%
1,355	New Jersey Health Care Facilities Financing Authority, Shore Memorial Health Care Systems, Rev., RADIAN, 5.000%, 07/01/11	1,370

Other Revenue — 0.9%
2,310	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee, Rev., AMBAC, 5.000%, 01/01/15	2,427
	Tobacco Settlement Financing Corp.,
5,000	Series 1A, Rev., 5.000%, 06/01/14	5,142
1,155	Series 1A, Rev., 5.000%, 06/01/16	1,172
2,550	Series 1A, Rev., 5.000%, 06/01/19	2,466

		11,207

Transportation — 1.4%
	New Jersey Transportation Trust Fund Authority,
2,000	Series A, Rev., 5.500%, 12/15/21	2,238
5,000	Series A, Rev., AMBAC, 5.500%, 12/15/15	5,721
8,690	Series B, Rev., AMBAC, 5.250%, 12/15/22	9,478

		17,437

	Total New Jersey	38,208

New Mexico — 1.3%

Education — 0.4%
4,000	State of New Mexico, Severance Tax, Series B, Rev., 5.000%, 07/01/17	4,686

General Obligation — 0.1%
1,000	New Mexico Finance Authority, State Transportation, Senior Lien, Rev., 5.000%, 06/15/17	1,180

Housing — 0.8%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
635	Series B-2, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 4.250%, 07/01/37	617
2,715	Series B-3, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	2,722

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

Housing — 0.8%Continued
850	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 01/01/37	899
2,535	Series C-2, Rev., AMT, FNMA/GNMA, 4.700%, 09/01/33	2,549
2,415	Series D-1, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 01/01/37	2,603

		9,390

	Total New Mexico	15,256

New York — 7.0%

Certificate of Participation/Lease — 2.4%
5,010	New York State Dormitory Authority, Court Facilities Lease, Series A, Rev., COP, AMBAC, 5.500%, 05/15/20	5,727
2,800	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, Rev., COP, 6.000%, 08/15/16	3,167
5,900	New York State Dormitory Authority, Personal State Income Tax, Series C, Rev., 5.000%, 03/15/26	6,262
	Tobacco Settlement Financing Corp., Asset-Backed Securities,
4,000	Series A-1, Rev., COP, 5.000%, 06/01/12	4,233
1,675	Series B-1, Rev., COP, XLCA-ICR, 4.000%, 06/01/12	1,748
8,000	Series B-1C, Rev., COP, 5.500%, 06/01/16	8,156

		29,293

Education — 0.7%
2,000	New York Municipal Bond Bank Agency, Series C, Rev., 5.000%, 12/01/23	2,036
	New York State Dormitory Authority,
5,000	Series A, Rev., 5.000%, 03/15/21	5,430
1,295	Series B, Rev., VAR, 5.250%, 05/15/12	1,364

		8,830

General Obligation — 1.5%
	New York City,
7,500	Series D, GO, 5.000%, 11/01/22	8,000
5,000	Series G, GO, 5.000%, 08/01/14	5,632
4,000	Series G, GO, 5.250%, 08/01/15	4,427

		18,059

Housing — 0.2%
2,000	New York State Mortgage Agency, Rev., 5.000%, 04/01/28	2,155

Other Revenue — 0.1%
1,100	New York State Dormitory Authority, Jewish Board of Family & Children, Rev., AMBAC, 5.000%, 07/01/11	1,120

Resource Recovery — 0.2%
2,140	Islip Resource Recovery Agency, 1985 Facility, Series F, Rev., AGM, 5.000%, 07/01/13	2,309

Special Tax — 0.6%
5,000	New York City Transitional Finance Authority, Future Tax Secured, Series A, Rev., VAR, 5.500%, 11/01/26	5,203
2,000	New York State Dormitory Authority, Series A, Rev., 5.250%, 02/15/24	2,198

		7,401

Transportation — 1.3%
1,000	Metropolitan Transportation Authority, Series C, Rev., 5.250%, 11/15/14	1,125
3,145	Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Rev., 5.250%, 11/15/24	3,421
1,365	Monroe County, Airport Authority, Greater Rochester International, Rev., NATL-RE, 5.250%, 01/01/12	1,404
5,000	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/17	5,691
4,000	Port Authority of New York & New Jersey, CONS-131, Series CIFG, Rev., CIFG-TCRS, 5.000%, 12/15/17	4,295

		15,936

	Total New York	85,103

North Carolina — 3.9%

Education — 0.4%
3,300	Board of Governors of the University of North Carolina, Appalachian State Charlotte, Series B1, Rev., 5.250%, 10/01/23	3,643
1,355	University of North Carolina System, Series A, Rev., 5.250%, 10/01/23	1,526

		5,169

General Obligation — 2.1%
2,000	Asheville North Carolina Water System, Rev., AGM, 5.000%, 08/01/19 Mecklenburg County,	2,264
2,000	Series A, GO, 5.000%, 08/01/19	2,389
4,000	Series C, GO, 5.000%, 03/01/15	4,618

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

General Obligation — 2.1%Continued
10,945	State of North Carolina, Public Improvement, Series A, GO, 5.000%, 03/01/16	12,524
3,250	Union County, Series B, GO, 5.000%, 03/01/17	3,834

		25,629

Housing — 0.7%
540	Asheville Housing Authority, Multi- Family, Battery Park Apartment, Series A, Rev., GNMA, 3.900%, 08/20/15	575
3,605	North Carolina Housing Finance Agency, Series 30-A, Rev., AMT, 5.500%, 01/01/39	3,760
	North Carolina Housing Finance Agency, Home Ownership,
1,670	Series 23-A, Rev., VAR, AMT, 5.000%, 07/01/36	1,719
1,715	Series 26-A, Rev., VAR, AMT, 5.500%, 01/01/38	1,801

		7,855

Other Revenue — 0.2%
1,000	North Carolina Capital Facilities Finance Agency, Waste Management of Carolinas Project, Rev., VAR, 3.375%, 08/01/14	993
1,250	Wake County, Hammond Road Detention Center, Rev., 5.000%, 06/01/24	1,368

		2,361

Utility — 0.2%
2,500	North Carolina Municipal Power Agency No. 1-Catawba Electric, Series A, Rev., 5.250%, 01/01/16	2,864

Water & Sewer — 0.3%
3,330	City of Charlotte, Water & Sewer System, Rev., 5.250%, 07/01/22	3,843

	Total North Carolina	47,721

North Dakota — 0.6%

General Obligation — 0.1%
1,500	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series F, Rev., 4.500%, 01/01/35	1,550

Housing — 0.2%
2,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series B, Rev., 5.000%, 07/01/28	2,141

Industrial Development Revenue/Pollution

Control Revenue — 0.1%
2,000	McLean County, Solid Waste Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	1,976

Other Revenue — 0.2%
2,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series D, Rev., 4.500%, 01/01/29	2,110

	Total North Dakota	7,777

Ohio — 2.4%

General Obligation — 1.1%
	Dublin City School District, Capital Appreciation,
2,885	GO, NATL-RE, FGIC, Zero Coupon, 12/01/13	2,772
3,580	GO, NATL-RE, FGIC, Zero Coupon, 12/01/14	3,345
1,000	Lakota Local School District, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/25	1,162
5,000	State of Ohio, Infrastructure Improvement, Series A, GO, 5.500%, 02/01/20	5,992

		13,271

Housing — 0.2%
450	Cuyahoga County, Multi-Family Housing, Carter Manor, Rev., GNMA, 4.000%, 09/20/14	463
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
95	Series B, Rev., AMT, GNMA COLL, 4.650%, 09/01/20	96
325	Series C, Rev., GNMA COLL, 4.625%, 09/01/31	334
	Summit County Port Authority, Eastland Woods Project,
390	Series A, Rev., FHA, GNMA COLL, 4.000%, 12/20/14	395
580	Series A, Rev., FHA, GNMA COLL, 4.350%, 12/20/19	590
1,020	Series A, Rev., FHA, GNMA COLL, 4.750%, 12/20/26	1,029

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

Housing — 0.2%Continued

		2,907

Industrial Development Revenue/Pollution Control Revenue — 0.2%
1,160	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19	1,106
385	Cleveland-Cuyahoga County Port Authority, Cleveland Bond Fund, Series A, Rev., LOC: Fifth Third Bank, 6.250%, 05/15/16	389
520	Cleveland-Cuyahoga County Port Authority, Cleveland City Project, Tax Allocation, Series B, 4.500%, 05/15/30	396

		1,891

Other Revenue — 0.3%
1,000	City of Columbus, Sewer Revenue System, Series A, Rev., 5.000%, 06/01/23	1,094
2,430	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.000%, 12/01/16	2,775

		3,869

Prerefunded — 0.1%
	Toledo-Lucas County Port Authority, Development, Northwest Ohio Bond Fund,
685	Series C, Rev., 5.350%, 11/15/12 (p)	712
80	Series C, Rev., 6.000%, 05/15/11 (p)	82

		794

Water & Sewer — 0.5%
5,000	City of Cincinnati, Water System, Series A, Rev., 5.000%, 12/01/17	5,935

	Total Ohio	28,667

Oklahoma — 0.8%

General Obligation — 0.4%
1,735	Oklahoma Housing Finance Agency, Single Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.375%, 09/01/27	1,845
2,550	Tulsa County Independent School District No 3 Broken Arrow, Comb Purpose, GO, 5.000%, 04/01/15	2,941

		4,786

Housing — 0.4%
470	Canadian County, Home Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA COLL, 6.700%, 09/01/32	479
	Oklahoma County Home Finance Authority, Mortgage-Backed Securities,
3,400	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.400%, 10/01/38	3,552
1,222	Series A-2, Rev., GNMA, 5.700%, 04/01/36	1,286

		5,317

	Total Oklahoma	10,103

Oregon — 0.7%

General Obligation — 0.2%
1,840	Jackson County School District No. 549C, GO, School Board Guaranty, 5.250%, 06/15/16	2,166

Housing — 0.2%
2,555	Oregon State Facilities Authority, Cascadian Terrace Apartments, Series A, Rev., LOC: Bank of The West, 5.100%, 11/01/17	2,640

Other Revenue — 0.3%
3,900	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.000%, 07/01/30	4,102

	Total Oregon	8,908

Other Territories — 0.6%

Housing — 0.6%
2,000	Multi-Family Housing, Bond Pass- Through Certificates, Series 7, Rev., VAR, 5.850%, 11/01/21	1,889
1,225	Multi-Family Housing, Bond Pass- Through Certificates, Grand Reserve Apartments, Series 8, Rev., VAR, 5.950%, 11/01/23	1,132
2,390	Multi-Family Housing, Bond Pass- Through Certificates, Town Center Villas, Series 12, Rev., 5.800%, 11/01/15	2,393

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

Housing — 0.6%Continued
1,530	Multi-Family Housing, Bond Pass- Through Certificates, Valencia Apartments of Bernalilo, Series 2, Rev., 5.850%, 05/01/16	1,531

	Total Other Territories	6,945

Pennsylvania — 3.8%

Education — 0.5%
2,000	Pennsylvania Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 5.000%, 05/01/12	2,083
4,000	University of Pittsburgh, University Capital Project, Series B, Rev., 5.250%, 09/15/26	4,430

		6,513

General Obligation — 1.2%
	City of Philadelphia,
3,000	Series A, GO, AGM, 5.000%, 08/01/14	3,326
1,700	Series A, GO, XLCA, 5.000%, 02/15/12	1,768
8,000	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 03/01/15	9,193

		14,287

Hospital — 0.4%
1,875	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	2,113
2,500	Pennsylvania Higher Educational Facilities Authority, Allegheny Delaware Obligation, Health Services, Series A, Rev., NATL-RE, 5.700%, 11/15/11 (f) (i)	2,495

		4,608

Housing — 0.1%
1,150	Allegheny County Residential Finance Authority, Single Family, Series TT, Rev., GNMA/FNMA, 5.750%, 05/01/37	1,205
150	Philadelphia Authority for Industrial Development, Senior Living Arbor House Project, Series E, Rev., 4.700%, 07/01/13	152
125	Philadelphia Authority for Industrial Development, Senior Living Rieder House Project, Series A, Rev., 4.700%, 07/01/13	126
125	Philadelphia Authority for Industrial Development, Senior Living Saligman House Project, Series C, Rev., 4.700%, 07/01/13	126

		1,609

Industrial Development Revenue/Pollution

Control Revenue — 0.4%
3,000	Bucks County IDA, Wastewater Management, Inc. Project, Rev., VAR, 2.875%, 02/01/13	2,985
1,500	Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Series A, Rev., VAR, 3.700%, 05/01/15	1,504

		4,489

Other Revenue — 0.6%
3,000	Allegheny County Airport Authority, Series 2B, Rev., FGIC, 5.000%, 01/01/18	3,090
1,235	Allegheny County Redevelopment Authority, Waterfront Project, Tax Allocation, Series A, 5.000%, 12/15/11	1,271
3,000	Pennsylvania Economic Development Financing Authority, People Energy Supply, Series A, Rev., VAR, 3.000%, 09/01/15	2,974

		7,335

Resource Recovery — 0.6%
6,925	Harrisburg Authority, Resource Recovery Improvements, Series D-2, Rev., VAR, AGM, 5.000%, 12/01/13	6,923

	Total Pennsylvania	45,764

South Carolina — 2.1%

Certificate of Participation/Lease — 0.5%
3,500	Charleston Educational Excellence Finance Corp., Charleston County School District, Rev., COP, 5.250%, 12/01/22	3,715
2,560	City of Columbia, Tourism Development Fee Pledge, COP, AMBAC, 5.250%, 06/01/20	2,677

		6,392

General Obligation — 0.5%
5,855	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/24	6,564

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

Hospital — 0.5%
	Lexington County, Health Services District,
925	Rev., 6.000%, 05/01/11	943
1,090	Rev., 6.000%, 05/01/14	1,219
4,125	Medical University Hospital Authority, FHA Insured Mortgage, Series A, Rev., NATL-RE, FHA, 5.250%, 02/15/23	4,271

		6,433

Other Revenue — 0.1%
1,250	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	1,352

Utility — 0.5%
5,000	South Carolina State Public Service Authority, Series A, Rev., NATL-RE, FGIC, 5.250%, 01/01/21	5,482

	Total South Carolina	26,223

South Dakota — 0.3%

Housing — 0.2%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
40	Series D, Rev., 4.800%, 05/01/11	41
50	Series D, Rev., 4.900%, 05/01/12	51
2,640	Series E, Rev., 6.000%, 11/01/38	2,859

		2,951

Other Revenue — 0.1%
1,000	South Dakota Health & Educational Facilities Authority, Regional Health, Rev., 5.000%, 09/01/17	1,103

	Total South Dakota	4,054

Tennessee — 2.8%
General Obligation — 0.4%
5,000	Tennessee Housing Development Agency, Home Ownership Program, Series 1C, Rev., 3.750%, 01/01/25	4,967

Housing — 1.4%
3,195	Knox County, Health Educational & Housing Facilities Board, Multi- Family, Eastowne Village Project, Rev., VAR, LIQ: FNMA, 4.900%, 06/01/11	3,261
2,000	Memphis Health Educational & Housing Facility Board, Hillcrest Apartments Project, Rev., VAR, AMT, FHLMC, LIQ: FHLMC, 5.000%, 10/01/17	2,138
	Tennessee Housing Development Agency,
2,500	Series A-1, Rev., 5.000%, 01/01/27	2,693
3,225	Series A-2, Rev., 4.200%, 07/01/25	3,223
	Tennessee Housing Development Agency, Home Ownership Program,
4,395	Series 2006-2, Rev., AMT, 5.750%, 01/01/37	4,645
1,685	Series 2007-1, Rev., AMT, 5.500%, 01/01/38	1,781

		17,741

Transportation — 0.1%
1,000	Memphis-Shelby County Airport Authority, Series B, Rev., AMT, 5.750%, 07/01/25	1,037

Utility — 0.4%
5,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.250%, 09/01/21	5,039

Water & Sewer — 0.5%
5,000	Metropolitan Government Nashville & Davidson County, Series A, Rev., AGM, 5.250%, 01/01/21	5,915

	Total Tennessee	34,699

Texas — 6.9%
General Obligation — 2.5%
4,685	El Paso County Hospital District, Certicates Obligation, GO, AMBAC, 5.000%, 08/15/21	4,975
4,000	Fort Bend County, GO, 5.250%, 03/01/28	4,301
2,335	Keller Independent School District, School Building, GO, 5.250%, 02/15/26	2,515
	Little Elm Independent School District, Capital Appreciation,
1,930	GO, PSF-GTD, Zero Coupon, 08/15/30	586
1,630	GO, PSF-GTD, Zero Coupon, 08/15/31	464
1,930	GO, PSF-GTD, Zero Coupon, 08/15/32	516
	Northside Independent School District, School Building,
6,035	GO, PSF-GTD, 5.000%, 08/15/19	6,937

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

General Obligation — 2.5%Continued
1,900	Series C, GO, VAR, PSF-GTD, 4.100%, 05/31/12	1,978
2,000	Port of Houston Authority, Series D-1, GO, 5.000%, 10/01/24	2,210
1,150	State of Texas, Series B1 & B2, GO, VAR, 9.667%, 09/30/11	1,240
1,895	State of Texas, College Student Loans, Series A, GO, 5.250%, 08/01/19	2,140
2,500	Wichita Falls Independent School District, School Building, GO, PSF- GTD, 5.000%, 02/01/25	2,701

		30,563

Hospital — 0.4%
1,470	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series A, Rev., 5.250%, 12/01/13	1,590
100	Lufkin Health Facilities Development Corp., Memorial Health System, East Texas, Rev., 5.000%, 02/15/13	104
3,000	North Central Texas Health Facility Development Corp., Baylor Health Care System, Rev., 5.000%, 05/15/17	3,004

		4,698

Housing — 0.9%
270	Houston Housing Finance Corp., Sterlingshire Apartments, Series A-2, Rev., 4.250%, 11/01/12	275
2,355	Nortex Single Family Housing Finance Corp., Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.500%, 07/01/38	2,483
1,070	Texas Department of Housing & Community Affairs, Series D, Rev., AMT, 4.400%, 03/01/28	1,096
1,791	Texas State Affordable Housing Corp., Single Family Mortgage, Series C, Rev., GNMA/FNMA/FHLMC, 5.300%, 10/01/39	1,883
4,194	Texas State Affordable Housing Corp., Single Family Mortgage, Professional Educators Home Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/39	4,417
600	Texas State Affordable Housing Corp., Single Family Mortgage, Teachers Home Loan Program, Rev., GNMA/FNMA/COLL, 6.200%, 03/01/32	613
697	West Central Regional Housing Finance Corp., Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 12/01/39	731

		11,498

Industrial Development Revenue/Pollution

Control Revenue — 0.2%
	Harris County Industrial Development Corp., Deer Park Refining Project,
900	Rev., 4.700%, 05/01/18	947
2,000	Rev., 5.000%, 02/01/23	2,035

		2,982

Other Revenue — 0.4%
4,175	Texas State Transportation Commission, First Tier, Rev., 5.000%, 04/01/26	4,414

Transportation — 1.6%
3,000	City of Austin, Texas Airport System, Prior Lien, Rev., NATL-RE, 5.250%, 11/15/16	3,206
2,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/18	2,295
	Dallas-Fort Worth International Airport Facilities Improvement Corp.,
1,500	Series A, Rev., 5.000%, 11/01/22	1,591
6,000	Series A, Rev., AGM, 5.500%, 11/01/21	6,262
6,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.000%, 04/01/23	6,440

		19,794

Utility — 0.4%
	Harris County Cultural Education Facilities Finance Corp., Teco Project,
950	Series A, Rev., 5.000%, 11/15/15	1,075
1,025	Series B, Rev., 5.000%, 11/15/13	1,121
3,000	Lower Colorado River Authority, Transmission Service, Rev., AGM, 5.250%, 05/15/18	3,153

		5,349

Water & Sewer — 0.5%
5,000	Texas Water Development Board, Revolving Funds, Sub Lien, Series B, Rev., 5.250%, 07/15/24	5,505

	Total Texas	84,803

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

Utah — 0.6%

Education — 0.3%
3,245	Utah State Board of Regents, Student Fee and Housing System, Rev., NATL-RE, 5.250%, 04/01/23	3,723

Housing — 0.0% (g)
170	Utah State Housing Finance Agency, Single Family Mortgage, Series D-2, Rev., FHA/VA MTGS, 5.350%, 07/01/18	170

Industrial Development Revenue/Pollution Control Revenue — 0.3%
3,300	Utah County, Marathon Oil Project, Rev., VAR, 5.050%, 11/01/11	3,371

	Total Utah	7,264

Vermont — 0.2%

Other Revenue — 0.2%
2,250	Vermont Municipal Bond Bank, Series 1, Rev., 5.000%, 12/01/23	2,528

Virginia — 3.2%

Education — 1.0%
3,770	James City County Economic Development Authority, Public Facilities Projects, Rev., AGM, 5.000%, 06/15/15	4,310
	Virginia Public School Authority, School Financing,
3,205	Series B-1, Rev., 5.000%, 08/01/17	3,795
4,000	Series B-1, Rev., 5.000%, 08/01/22	4,509

		12,614

General Obligation — 0.8%
5,045	Chesterfield County, Public Improvement, GO, 5.000%, 01/01/20	5,722
3,000	City of Virginia Beach, Public Improvement, Series B, GO, 5.000%, 07/15/19	3,572

		9,294

Other Revenue — 0.8%
2,050	Virginia Public Building Authority, Public Facilities, Series B, Rev., 5.250%, 08/01/21	2,348
5,000	Virginia Public School Authority, School Financing, Series C, Rev., 5.000%, 08/01/16	5,883
1,010	Virginia Resources Authority, Pooled Financing, Series B, Rev., 5.000%, 11/01/27	1,090

		9,321

Resource Recovery — 0.3%
	Virginia Resources Authority, Pooled Financing,
1,110	Series A, Rev., 5.000%, 11/01/17	1,312
1,500	Series B, Rev., 5.000%, 11/01/16	1,765

		3,077

Transportation — 0.3%
4,000	Virginia Commonwealth Transportation Board, U.S. Route 58, Corridor Development, Series C, Rev., 5.000%, 05/15/24	4,242

	Total Virginia	38,548

Washington — 2.7%

General Obligation — 1.3%
1,035	City of Tacoma, Limited Tax, Series B, GO, 5.000%, 12/01/17	1,204
2,390	King County School District No. 401 Highline, GO, NATL-RE, FGIC, 5.250%, 12/01/22	2,611
4,765	State of Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.000%, 07/01/24	5,190
6,465	State of Washington, Various Purpose, Series 2007A, GO, AGM, 5.000%, 07/01/21	7,053

		16,058

Housing — 0.2%
2,175	Washington Housing Finance Commission, GNMA Mortgage- Backed Securities Program, Rev., GNMA COLL, 7.000%, 01/01/26	2,287

Other Revenue — 0.2%
1,000	Port of Seattle, Intermediate Lien, Series C, Rev., AMT, 5.000%, 02/01/16	1,096
1,700	Quinault Indian Nation, Quinault Beach, Series A, Rev., ACA, 5.850%, 12/01/12 (f) (i)	1,628

		2,724

Prerefunded — 0.1%
1,100	Energy Northwest, Public Power Supply System, Nuclear Project No. 1, Rev., VAR, AGM, 10.562%, 07/01/11	1,157

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

Utility — 0.9%
5,000	City of Seattle, Light & Power, Rev., AGM, 5.000%, 08/01/16	5,545
4,500	Energy Northwest, Public Power Supply System, Nuclear Project No. 2, Series A, Rev., 6.300%, 07/01/12	4,886

		10,431

	Total Washington	32,657

Wisconsin — 1.4%

General Obligation — 1.0%
5,000	City of Kenosha, Capital Appreciation, Series D, GO, AMBAC, Zero Coupon, 09/01/15	4,513
6,335	State of Wisconsin, Series C, GO, 5.000%, 05/01/23	6,915

		11,428

Hospital — 0.4%
5,000	State of Wisconsin, Health & Education, Rev., 4.780%, 05/01/29 (f) (i)	5,038

Housing — 0.0% (g)
170	Wisconsin Housing & EDA, Home Ownership, Series E, Rev., AMT, 5.750%, 09/01/27	174

	Total Wisconsin	16,640

	Total Municipal Bonds (Cost $1,159,080)	1,183,886

SHARES
Investment Company — 0.4%
389	Nuveen Premium Income Municipal Fund (Cost $5,430)	5,358

Short-Term Investment — 1.8%

Investment Company — 1.8%
21,864	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $21,864)	21,864

	Total Investments — 99.2% (Cost $1,186,374)	1,211,108

	Other Assets in Excess of Liabilities — 0.8%	9,255

	NET ASSETS — 100.0%	$1,220,363

Percentages indicated are based on net assets.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ACA	—	Insured by American Capital Access
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
CIFG	—	Insured by CDC IXIS Financial Guaranty
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
ICR	—	Insured Custodial Receipts
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MGIC	—	Insured by Mortgage Guaranty Insurance Corp.
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $12,085,000 which amounts to 1.0% of total investments.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	When-issued security.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,308
Aggregate gross unrealized depreciation	(8,574)

Net unrealized appreciation/depreciation	$24,734

Federal income tax cost of investments	$1,186,374

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama	$—	$10,708	$—	$10,708
Alaska	—	20,981	—	20,981
Arizona	—	35,070	—	35,070
Arkansas	—	6,549	—	6,549
California	—	63,688	2,789	66,477
Colorado	—	57,577	135	57,712
Connecticut	—	4,914	—	4,914
Delaware	—	5,761	—	5,761
District of Columbia	—	12,362	—	12,362
Florida	—	75,227	—	75,227
Georgia	—	13,882	—	13,882
Hawaii	—	6,094	—	6,094
Idaho	—	1,048	—	1,048
Illinois	—	53,848	—	53,848
Indiana	—	28,295	—	28,295
Iowa	—	5,323	—	5,323
Kansas	—	13,907	—	13,907
Kentucky	—	4,646	—	4,646
Louisiana	—	31,398	—	31,398
Maryland	—	35,329	—	35,329
Massachusetts	—	29,205	—	29,205
Michigan	—	31,380	—	31,380
Minnesota	—	32,468	—	32,468
Mississippi	—	8,941	—	8,941
Missouri	—	16,113	—	16,113
Montana	—	4,382	—	4,382
Nebraska	—	3,762	—	3,762
Nevada	—	19,004	—	19,004
New Hampshire	—	7,232	—	7,232
New Jersey	—	38,208	—	38,208
New Mexico	—	15,256	—	15,256
New York	—	85,103	—	85,103
North Carolina	—	47,721	—	47,721
North Dakota	—	7,777	—	7,777
Ohio	—	28,667	—	28,667
Oklahoma	—	10,103	—	10,103
Oregon	—	8,908	—	8,908
Other Territories	—	6,945	—	6,945
Pennsylvania	—	43,269	2,495	45,764
South Carolina	—	26,223	—	26,223
South Dakota	—	4,054	—	4,054
Tennessee	—	34,699	—	34,699
Texas	—	84,803	—	84,803
Utah	—	7,264	—	7,264
Vermont	—	2,528	—	2,528
Virginia	—	38,548	—	38,548
Washington	—	31,029	1,628	32,657
Wisconsin	—	11,602	5,038	16,640

Total	—	1,171,801	12,085	1,183,886

Investment Company	5,358	—	—	5,358
Short-Term Investment
Investment Company	21,864	—	—	21,864

Total Investments in Securities	$27,222	$1,171,801	$12,085	$1,211,108

There were no significant transfers into and out of Level 1 and 2 during the period ended November 30, 2010.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/10
Investments in Securities
California - Housing	$3,151	$(5)	$(176)	$(21)	$(160)	$—	$—	$2,789
Colorado - Housing	156	—	— (a)	— (a)	(21)	—	—	135
Pennsylvania - Hospital	2,497	—	22	(24)	—	—	—	2,495
Washington - Other Revenue	1,592	—	35	1	—	—	—	1,628
Wisconsin - Hospital	5,113	—	(75)	—	—	—	—	5,038
Wisconsin - Private Placement	3,024		(24)	—	(3,000)	—	—	—

Total	$15,533	$(5)	$(218)	$(44)	$(3,181)	$—	$—	$12,085

(a) Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(194,000).

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Commercial Paper — 6.9% (n)
Alaska — 1.1%
40,000	City of Anchorage, 0.350%, 12/03/10	40,000

California — 1.8%
	State of California,
50,000	0.320%, 12/02/10	50,000
16,290	0.320%, 12/03/10	16,290

		66,290

Florida — 2.0%
40,000	Hillsborouh Aviation, 0.370%, 02/07/11	40,000
30,000	Sunshine State, 0.300%, 12/01/10	30,000

		70,000

Indiana — 1.6%
	State of Indiana,
40,000	0.330%, 12/09/10	40,000
18,000	0.350%, 01/07/11	18,000

		58,000

Michigan — 0.4%
15,000	Michigan State Housing Development Authority, 0.380%, 02/02/11	15,000

	Total Commercial Paper (Cost $249,290)	249,290

Daily Demand Notes — 17.7%
California — 2.2%
17,930	California Educational Facilities Authority, Chapman University, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.390%, 12/01/10	17,930
11,515	California Health Facilities Financing Authority, Hospital Adventist, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 12/01/10	11,515
14,100	City of Irvine, Improvement Bond Act of 1915, District No. 05-21, Special Assessment, Series A, VRDO, LOC: U.S. Bank N.A., 0.270%, 12/01/10	14,100
17,375	State of California, Series A-2, GO, VRDO, LOC: Bank of Montreal, 0.270%, 12/07/10	17,375
17,985	University of California Regents
	Medical Center, Series B-2, Rev., VRDO, 0.270%, 12/01/10	17,985

		78,905

Colorado — 0.4%
13,680	Denver City & County, Airport, Subseries G1, Rev., VRDO, AGC, 0.340%, 12/01/10	13,680

Delaware — 1.6%
	Delaware State EDA, Clean Power Project,
15,000	Series B, Rev., VRDO, 0.320%, 12/01/10	15,000
45,000	Series C, Rev., VRDO, 0.310%, 12/01/10	45,000

		60,000

Florida — 2.0%
13,000	Collier County Educational Facilities Authority, Limited Obligation, Ave Maria University, Rev., VRDO, LOC: Comerica Bank, 0.360%, 12/01/10	13,000
11,380	Hillsborough County School Board, Master Lease Program, Series A, COP, VRDO, NATL-RE, LOC: Wells Fargo Bank N.A., 0.280%, 12/01/10	11,380
12,000	Jacksonville Health Facilities Authority, Series C, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.280%, 12/01/10	12,000
	Jacksonville Health Facilities Authority, Baptist Medical,
20,700	Rev., VRDO, LOC: Bank of America N.A., 0.310%, 12/01/10	20,700
14,295	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/01/10	14,295

		71,375

Georgia — 0.4%
13,400	Gainesville & Hall County Hospital Authority, Series A, LOC: Wells Fargo Bank N.A., 0.280%, 12/01/10	13,400

Indiana — 0.5%
17,650	Indianapolis Local Public Improvement Bond Bank, Airport Project, Series C-1, Rev., VRDO, AGM, 0.310%, 12/01/10	17,650

Kansas — 0.5%
18,115	City of Olathe, Health Facilities, Medical Center, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 12/01/10	18,115

Michigan — 1.1%
7,620	Michigan State Hospital Finance Authority, Crittenton Hospital, Series A, Rev., VRDO, LOC: Comerica Bank, 0.360%, 12/01/10	7,620
3,640	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.350%, 12/01/10	3,640
23,100	Michigan State Housing Development Authority, Rental Housing, Series A, Rev., VRDO, AMT, AGM, 0.360%, 12/01/10	23,100
1,000	Michigan Strategic Fund, Detroit Symphony, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 12/01/10	1,000
	University of Michigan, Hospital,

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Michigan — Continued
3,355	Series A, Rev., VRDO, 0.260%, 12/01/10	3,355
300	Series A-2, Rev., VRDO, 0.260%, 12/01/10	300

		39,015

Mississippi — 0.5%
19,000	Mississippi Business Finance Corp., Chevron USA, Inc. Project, Series B, Rev., VRDO, 0.270%, 12/01/10	19,000

New Jersey — 0.4%
14,300	New Jersey EDA, School Facilities Construction, Subseries R-1, Rev., VRDO, LOC: Bank of Nova Scotia, 0.260%, 12/01/10	14,300

New York — 2.4%
13,850	Albany Industrial Development Agency, Civic Facilities, St. Rose, Series A, Rev., VRDO, NATL-RE, LOC: Bank of America N.A., 0.400%, 12/01/10	13,850
8,800	New York City Housing Development Corp., Multi-Family Housing, Series H-2-B, Rev., VRDO, AMT, 0.300%, 12/01/10	8,800
31,000	New York City Municipal Water Finance Authority, Series F, Subseries F-2, Rev., VRDO, 0.300%, 12/01/10	31,000
12,300	New York City Municipal Water Finance Authority, 2nd Generation Resolution, Series AA-1, Rev., VRDO, 0.270%, 12/01/10	12,300
19,450	New York City Municipal Water Finance Authority, Water & Sewer Systems, 2nd Generation Resolution, Series BB-3, Rev., VRDO, 0.260%, 12/01/10	19,450

		85,400

North Carolina — 0.5%
19,395	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare, Series D, Rev., VRDO, 0.330%, 12/01/10	19,395

Ohio — 0.4%
450	Allen County, Catholic Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/01/10	450
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
9,550	Series A, Rev., VRDO, 0.340%, 12/01/10	9,550
615	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 12/01/10	615
1,240	Series B-2, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 12/01/10	1,240
1,565	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.280%, 12/01/10	1,565

		13,420

Pennsylvania — 0.6%
21,875	Geisinger Authority, Health System, Rev., VRDO, 0.300%, 12/01/10	21,875

South Carolina — 0.3%
12,580	South Carolina Educational Facilities Authority, Furman University, Series B, Rev., VRDO, 0.280%, 12/01/10	12,580

Tennessee — 0.8%
29,900	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/01/10	29,900

Texas — 1.5%
9,800	Harris County Industrial Development Corp., Deer Park, Rev., VRDO, 0.310%, 12/01/10	9,800
35,200	Port of Port Arthur Navigation District, Motiva Enterprises, Rev., VRDO, 0.290%, 12/01/10	35,200
8,000	San Gabriel Industrial Development Corp., Airborn, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.360%, 12/07/10	8,000

		53,000

Virginia — 0.8%
13,900	Albermarle County EDA, Martha Jefferson Hospital, Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.280%, 12/01/10	13,900
16,900	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 0.280%, 12/01/10	16,900

		30,800

West Virginia — 0.8%
28,315	West Virginia Hospital Finance Authority, United Health System, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/01/10	28,315

	Total Daily Demand Notes (Cost $640,125)	640,125

Municipal Bonds — 11.8%
Connecticut — 0.6%
20,000	City of Hartford, GO, BAN, 2.500%, 04/14/11	20,147

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
District of Columbia — 0.3%
10,000	District of Columbia, GO, TRAN, 2.000%, 09/30/11	10,134

Michigan — 1.1%
40,000	State of Michigan, Series A, GO, 2.000%, 09/30/11	40,520

New Hampshire — 0.3%
10,000	County of Carroll, GO, TAN, 1.500%, 12/31/10	10,006

New Jersey — 1.3%
22,646	County of Passaic, GO, BAN, 1.500%, 04/12/11	22,716
24,370	Township of Livingston, GO, BAN, 1.250%, 01/24/11	24,400

		47,116

New York — 4.2%
11,690	Addison Central School District, GO, BAN, 1.500%, 06/24/11	11,742
10,000	Board of Cooperative Educational Services for the Sole Supervisory District, Rev., RAN, 1.500%, 12/30/10	10,005
10,890	Byron-Bergen Central School District, GO, BAN, 1.500%, 05/26/11	10,932
17,000	Camden Central School District, GO, BAN, 2.000%, 07/22/11	17,104
15,000	Elmira City School District, GO, BAN, 1.500%, 02/17/11	15,024
15,085	Greene Central School District, GO, BAN, 1.750%, 06/30/11	15,120
16,862	Moravia Central School District, GO, BAN, 2.000%, 06/24/11	16,934
21,306	Schenectady City School District, GO, BAN, 2.000%, 07/08/11	21,415
13,600	Town of Oyster Bay, GO, BAN, 1.000%, 11/18/11	13,667
19,000	Waverly Central School District, Series A, GO, BAN, 2.000%, 07/15/11	19,107

		151,050

Ohio — 0.9%
16,350	City of Akron, Various Purpose, GO, BAN, 1.250%, 12/09/10	16,352
16,000	City of Marysville, Waste Water Treatment, GO, 1.250%, 06/01/11	16,039

		32,391

Texas — 2.7%
96,900	State of Texas, Rev.,TRAN, 2.000%, 08/31/11	98,087

Wisconsin — 0.4%
15,000	Green Bay Area Public School District, Rev.,TRAN, 1.000%, 06/27/11	15,049

	Total Municipal Bonds (Cost $424,500)	424,500

Quarterly Demand Note — 0.3%
Pennsylvania — 0.3%
10,000	Hamburg Area School District, GO, VAR, 1.530%, 05/15/11 (Cost $10,034)	10,034

Weekly Demand Notes — 63.2%
Arizona — 0.7%
24,790	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.370%, 12/07/10	24,790

California — 3.2%
15,000	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.320%, 12/07/10	15,000
20,000	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, 0.290%, 12/07/10	20,000
26,000	Nuveen California Select Quality Municipal Fund, Inc., VRDO, LIQ: Citibank N.A., 0.550%, 12/07/10 (e)	26,000
22,030	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.370%, 12/07/10	22,030
16,200	Sacramento Transportation Authority, Limited Tax Measure A, Series C, Rev., VRDO, 0.320%, 12/07/10	16,200
15,930	Wells Fargo Stage Trust, Floater Certificates, Series 15-C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.360%, 12/07/10 (e)	15,930

		115,160

Colorado — 3.9%
	Colorado Housing & Finance Authority, Single Family Mortgage,
23,000	Series A-3, Class 1, Rev., VRDO, AMT, 0.310%, 12/07/10	23,000
21,300	Series B-2, Class I, Rev., VRDO, AMT, 0.330%, 12/07/10	21,300
50,000	Series B-3, Class II, Rev., VRDO, AMT, 0.310%, 12/07/10	50,000
	Denver City & County, Airport,
7,800	Series C, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.310%, 12/07/10	7,800
13,725	Series F, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.310%, 12/07/10	13,725
	Deutsche Bank Spears/Lifers Trust Various States,
4,015	Series DBE-510, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.320%, 12/07/10	4,015

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Colorado — Continued
21,220	Series DBE-647, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.320%, 12/07/10	21,220

		141,060

Delaware — 0.3%
10,150	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 0.330%, 12/07/10	10,150

Florida — 4.3%
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.370%, 12/07/10	17,800
15,990	Florida Housing Finance Corp., Boynton Bay Apartments, Multi- Family Housing, Rev., VRDO, LOC: Citibank N.A., 0.340%, 12/07/10	15,990
10,155	Greater Orlando Aviation Authority, Multi-Family Housing, Series 2008- 067, Rev., VRDO, AGM, LIQ: Dexia Credit Local, LOC: Dexia Credit Local, 0.450%, 12/07/10	10,155
7,005	Manatee County Housing Finance Authority, Centre Court Apartments Project, Series A, Rev., VRDO, LOC: Suntrust Bank, 0.310%, 12/07/10	7,005
4,675	Miami-Dade County IDA, Lawson Industries, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.560%, 12/07/10	4,675
4,355	Palm Beach County Housing Development Corp., Multi-Family Housing, Caribbean Villas, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 12/07/10	4,355
33,450	Pinellas County Health Facilities Authority, Health System Baycare, Series B-2, Rev., VRDO, AGM, 0.350%, 12/07/10	33,450
11,270	Sumter County IDA, American Cement Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.390%, 12/07/10	11,270
48,935	Sunshine State Governmental Financing Commission, Goldman Convertible, Rev., VRDO, LOC: Dexia Credit Local, 0.380%, 12/07/10	48,935

		153,635

Georgia — 1.1%
32,670	Fulton County Development Authority, FlightSafety International, Inc. Project, Series B, Rev., VRDO, 0.330%, 12/07/10	32,670
8,045	Lehman Municipal Trust Receipts, Various States, Gwinnett County Housing, Series 06-K72, Rev., VRDO, FNMA, LIQ: Citibank N.A., 0.360%, 12/07/10	8,045

		40,715

Idaho — 1.7%
	Idaho Housing & Finance Association, Single Family Mortgage,
8,595	Series C, Rev., VRDO, LOC: FNMA, 0.310%, 12/07/10	8,595
8,450	Series C, Class I, Rev., VRDO, LOC: FNMA, 0.310%, 12/07/10	8,450
10,285	Series D, Class I, Rev., VRDO, LOC: FNMA, 0.310%, 12/07/10	10,285
19,675	Series E, Class I, Rev., VRDO, LOC: FNMA, 0.310%, 12/07/10	19,675
8,665	Series F, Rev., VRDO, LOC: FNMA, 0.310%, 12/07/10	8,665
5,995	Series F-1, Class I, Rev., VRDO, LOC: FNMA, 0.310%, 12/07/10	5,995

		61,665

Illinois — 1.7%
2,400	Chicago O’Hare International Airport, Compagnie Nationale Air France, Rev., VRDO, LOC: Societe Generale, 0.310%, 12/07/10	2,400
2,321	Chicago O’Hare International Airport, Second Lien, Series B, Rev., VRDO, LOC: Societe Generale, 0.380%, 12/07/10	2,321
10,000	Illinois Finance Authority, 700 Hickory Hills Drive LLC, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 12/07/10	10,000
6,930	Illinois Housing Development Authority, Pheasant Ridge Hunter Apartments, Rev., VRDO, LOC: Lasalle Bank N.A., 0.560%, 12/07/10	6,930
10,000	Illinois State Toll Highway Authority, Series B, Rev., VRDO, AGM, 0.300%, 12/07/10	10,000
17,000	Metropolitan Pier & Exposition Authority, Series SG-165, Rev., VRDO, LIQ: Societe Generale, 0.350%, 12/07/10	17,000
4,800	Village of Carol Stream, Multi-Family Housing, St. Charles Square, Rev., VRDO, FNMA, LIQ: FNMA, 0.320%, 12/07/10	4,800
1,230	Will & Kankakee Counties Regional Development Authority, JRS Realty Association LLC Project, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.370%, 12/07/10	1,230

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Illinois — Continued
7,300	Will County, BASF Corp. Project, Rev., VRDO, 0.450%, 12/01/10	7,300

		61,981

Indiana — 0.4%
9,420	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-584, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.300%, 12/07/10	9,420
4,100	Indiana Finance Authority, Four-Leaf Clover Dairy LLC, Rev., VRDO, LOC: Lasalle Bank N.A., 0.610%, 12/07/10	4,100

		13,520

Iowa — 0.3%
10,500	Iowa Finance Authority, Single Family Mortgage, Series C, Rev., VRDO, AMT, GNMA/FNMA, 0.300%, 12/07/10	10,500

Kansas — 1.0%
	City of Wichita, FlightSafety International, Inc.,
36,000	Rev., VRDO, 0.330%, 12/07/10	36,000

		36,000

Louisiana — 0.1%
4,600	Ascension Parish, BASF Corp. Project, Rev., VRDO, 0.450%, 12/01/10	4,600

Maine — 1.2%
	Maine State Housing Authority,
10,000	Series D, Rev., VRDO, AMT, 0.330%, 12/07/10	10,000
15,000	Series E-1, Rev., VRDO, 0.360%, 12/07/10	15,000
17,700	Series G, Rev., VRDO, AMT, 0.320%, 12/07/10	17,700

		42,700

Maryland — 1.4%
5,290	Austin Trust, Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.390%, 12/07/10	5,290
	Maryland Community Development Administration, Residential,
15,900	Series C, Rev., VRDO, AMT, 0.290%, 12/07/10	15,900
12,150	Series F, Rev., VRDO, AMT, 0.310%, 12/07/10	12,150
15,920	Wells Fargo Stage Trust, Multi-Family Housing, Series 32-C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.370%, 12/07/10 (e)	15,920

		49,260

Massachusetts — 1.2%
16,050	Massachusetts Bay Transportation Authority, Series A, Rev., VRDO, 0.390%, 06/28/11 (f) (i)	16,050
27,540	Massachusetts Housing Finance Agency, Series 2970, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.330%, 12/07/10 (e)	27,540

		43,590

Michigan — 7.7%
4,100	Austin Trust, Various States, Series 2008-1096, GO, VRDO, NATL-RE, Q-SBLF, LIQ: Bank of America N.A., 0.350%, 12/07/10	4,100
12,000	City of Detroit, Series PT-3756, Rev., VRDO, AGM, LIQ: Dexia Credit Local, 0.480%, 12/07/10	12,000
	Detroit City School District,
11,975	Series PT-3556, GO, VRDO, FGIC, Q-SBLF, LIQ: Dexia Credit Local, 0.480%, 12/07/10	11,975
13,500	Series ROCS RR II R-11784, GO, VRDO, AGM, Q-SBLF, LIQ: Citibank N.A., 0.310%, 12/07/10 (e)	13,500
2,675	Series ROCS RR II R-12251, GO, VRDO, BHAC-CR, AGM-CR, FGIC, Q-SBLF, 0.310%, 12/07/10 (e)	2,675
6,525	Holt Public Schools, GO, VRDO, Q-SBLF, 0.320%, 12/07/10	6,525
2,500	Michigan State Hospital Finance Authority, Series 1308, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.310%, 12/07/10	2,500
21,200	Michigan State Hospital Finance Authority, Ascension Health Senior Credit, Rev., VRDO, 0.390%, 06/28/11 (f) (i)	21,200
	Michigan State Housing Development Authority,
29,335	Series C, Rev., VRDO, 0.300%, 12/07/10	29,335
2,050	Series D, Rev., VRDO, LOC: FNMA, 0.300%, 12/07/10	2,050
12,500	Series D, Rev., VRDO, AMT, 0.420%, 12/07/10	12,500
53,385	Series E, Rev., VRDO, AMT, 0.340%, 12/07/10	53,385
28,960	Michigan State Housing Development Authority, Multi-Family Housing, Series C, Rev., VRDO, AMT, 0.380%, 12/07/10	28,960
3,760	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 12/07/10	3,760
11,915	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, 0.350%, 12/07/10	11,915

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Michigan — Continued
4,625	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.320%, 12/07/10	4,625
5,000	Oakland County Economic Development Corp., Exhibit Enterprises, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.450%, 12/07/10	5,000
10,880	Puttable Floating Option Tax-Exempt Receipts, Series MT-617, Rev., VRDO, AGM, LIQ: Merrill Lynch International Bank Ltd., 0.550%, 12/07/10	10,880
	RBC Municipal Products, Inc. Trust, Floater Certificates,
21,180	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.330%, 12/07/10	21,180
18,750	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.330%, 12/07/10	18,750
1,245	State of Michigan, Series PT-3760, GO, VRDO, LIQ: Dexia Credit Local, 0.480%, 12/07/10	1,245

		278,060

Minnesota — 0.8%
7,910	Minnesota Housing Finance Agency, MERLOTS, Series C-44, Rev., VRDO, 0.370%, 12/07/10	7,910
	Minnesota Housing Finance Agency, Residential Housing,
15,700	Series B, Rev., VRDO, AMT, 0.320%, 12/07/10	15,700
6,700	Series F, Rev., VRDO, LIQ: FHLB, 0.310%, 12/07/10	6,700

		30,310

Missouri — 0.5%
13,725	Lehman Municipal Trust Receipts, Various States, Series 06-K82, Rev., VRDO, LIQ: Citibank N.A., 0.360%, 12/07/10	13,725
4,685	Lehman Municipal Trust Receipts, Various States, St. Louis, Series 06- K50, Rev., VRDO, GNMA COLL, FHA, LIQ: Citibank N.A., 0.550%, 12/07/10	4,685

		18,410

Montana — 0.4%
15,360	Montana Board of Housing, MERLOTS, Series C-41, Rev., VRDO, 0.370%, 12/07/10	15,360

Nevada — 0.2%
6,700	Director of the State of Nevada Department of Business & Industry, Energy Partners LLC Project, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.380%, 12/07/10	6,700

New Jersey — 0.6%
6,955	New Jersey EDA, Accurate Box Co., Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.420%, 12/07/10	6,955
14,600	Nuveen New Jersey Premium Income Municipal Fund, Inc., VRDO, LIQ: Citibank N.A., 0.550%, 12/07/10 (e)	14,600

		21,555

New Mexico — 0.5%
	New Mexico Educational Assistance Foundation, Educational Loans,
10,000	Series A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.310%, 12/07/10	10,000
9,050	Series A-2, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 0.310%, 12/07/10	9,050

		19,050

New York — 2.1%
35,000	Nassau County IDA, Series 75G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 0.320%, 12/07/10	35,000
17,600	New York City Housing Development Corp., Multi-Family Housing, Queens Family Courthouse Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.330%, 12/07/10	17,600
2,865	New York City Housing Development Corp., Multi-Family Housing, Urban Horizons II, Series A, Rev., VRDO, LOC: Citibank N.A., 0.310%, 12/07/10	2,865
20,000	New York State Housing Finance Agency, Multi-Family Housing, 505 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.360%, 12/07/10	20,000

		75,465

North Carolina — 0.6%
13,720	City of Raleigh, Rev., VRDO, 0.400%, 06/28/11 (f) (i)	13,720
8,030	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Ferguson Supply & Box Manufacturing Co., Rev., VRDO, LOC: Bank of America N.A., 0.560%, 12/07/10	8,030

		21,750

North Dakota — 1.6%
	North Dakota State Housing Finance Agency, Housing Financing Program, Home Mortgage,

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
North Dakota — Continued
27,210	Series A, Rev., VRDO, 0.300%, 12/07/10	27,210
21,500	Series B, Rev., VRDO, 0.320%, 12/07/10	21,500
9,700	Series B, Rev., VRDO, AMT, 0.290%, 12/07/10	9,700

		58,410

Ohio — 1.5%
2,215	Austin Trust, Various States, Series 2008-3310, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.350%, 12/07/10	2,215
2,600	City of Sharonville, Edgcomb Metals Co. Project, IDR, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.400%, 12/07/10	2,600
800	Columbus Regional Airport Authority, Capital Funding, OASBO Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.300%, 12/07/10	800
2,225	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	2,225
13,880	Mahoning County, Youngstown State University Project, Rev., VRDO, LOC: National City Bank, 0.310%, 12/07/10	13,880
2,415	Montgomery County, Multi-Family Housing, Cambridge Commons Apartments, Series A, Rev., VRDO, LOC: FHLB, 0.320%, 12/07/10	2,415
1,400	Ohio Air Quality Development Authority, First Energy, Series A, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.370%, 12/07/10	1,400
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
11,800	Series B, Rev., VRDO, AMT, GNMA/FNMA, 0.350%, 12/07/10	11,800
1,050	Series C, Rev., VRDO, AMT, GNMA COLL, 0.290%, 12/07/10	1,050
1,955	Series E, Rev., VRDO, AMT, 0.300%, 12/07/10	1,955
15,150	Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.290%, 12/07/10	15,150

		55,490

Oregon — 1.7%
14,000	Oregon State Department of Administrative Services, Series ROCS RR II R-11742, COP, VRDO, NATL-RE, FGIC, LIQ: Citibank N.A., 0.310%, 12/07/10 (e)	14,000
23,600	Oregon State Housing & Community Services Department, Series I, Rev., VRDO, AMT, 0.420%, 12/07/10	23,600
25,440	Puttable Floating Option Tax-Exempt Receipts, Series MT-664, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.410%, 12/07/10 (e)	25,440

		63,040

Other Territories — 5.5%
15,910	Eagle Tax-Exempt Trust, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.370%, 12/07/10	15,910
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
9,655	Series M015, Class A, Rev., VRDO, FHLMC, 0.350%, 12/07/10	9,655
50,994	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.340%, 12/07/10	50,994
18,375	Series M023, Class A, Rev., VRDO, FHLMC, 0.350%, 12/07/10	18,375
20,000	Nuveen Municipal Market Opportunity Fund, Inc., VRDO, LIQ: Deutsche Bank AG, 0.510%, 12/07/10 (e)	20,000
40,990	Puttable Floating Option Tax-Exempt Receipts, Series PPT-1006, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.400%, 12/07/10	40,990
26,950	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VAR, LIQ: FHLMC, 0.450%, 12/07/10	26,950
15,990	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.370%, 12/07/10	15,990

		198,864

Pennsylvania — 1.3%
14,120	Adams County IDA, Gettysburg Foundation Facility, Series A, Rev., VRDO, LOC: Manufacturers and Traders, 0.350%, 12/07/10 (m)	14,120
7,500	Delaware Valley Regional Financial Authority, Series 2996, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.310%, 12/07/10 (e)	7,500
10,000	Delaware Valley Regional Financial Authority, Municipal Securities Trust Receipts, Series 15, Class A, Rev., VRDO, LIQ: Societe Generale, 0.310%, 12/07/10	10,000
14,000	Nuveen Pennsylvania Premium Income Municipal Fund 2, VRDO, LIQ: Citibank N.A., 0.550%, 12/07/10 (e)	14,000

		45,620

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
South Carolina — 0.2%
5,700	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.560%, 12/07/10	5,700

South Dakota — 1.6%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
31,000	Series C, Rev., VRDO, AMT, 0.350%, 12/07/10	31,000
28,000	Series G, Rev., VRDO, 0.290%, 12/07/10	28,000

		59,000

Tennessee — 0.3%
9,000	Jackson Industrial Development Board, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.340%, 12/07/10	9,000

Texas — 4.7%
25,950	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 0.330%, 12/07/10	25,950
21,130	Hutto Independent School District, Series 2999, GO, VRDO, PSF-GTD, LIQ: Morgan Stanley Bank, 0.300%, 12/07/10 (e)	21,130
18,000	North Texas Tollway Authority, Series ROCS RR II R-11845, Rev., VRDO, BHAC-CR, LIQ: Citibank N.A., 0.310%, 12/07/10 (e)	18,000
5,200	Port Freeport, Multi-Mode, BASF Corp., Rev., VRDO, 0.450%, 12/01/10	5,200
11,470	Puttable Floating Option Tax-Exempt Receipts, Series PT-4591, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.400%, 12/14/10	11,470
	State of Texas, Veterans Housing Assistance Fund,
11,475	Series A, GO, VRDO, 0.320%, 12/07/10	11,475
10,130	Series B, GO, VRDO, 0.300%, 12/07/10	10,130
11,085	Series D, GO, VRDO, LOC: Sumitomo Trust & Banking Co., 0.290%, 12/07/10	11,085
20,000	Tarrant County Cultural Education Facilities Finance Corp., Series 2834, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.300%, 12/07/10	20,000
14,595	Texas Department of Housing & Community Affairs, Multi-Family Housing, Harris Branch Apartments, Rev., VRDO, LOC: FNMA, 0.420%, 12/07/10	14,595
14,040	Texas Department of Housing & Community Affairs, Multi-Family Housing, Idlewilde Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.320%, 12/07/10	14,040
6,270	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.320%, 12/07/10	6,270

		169,345

Utah — 2.6%
10,280	North Davis County Sewer District, Series ROCS RR II R-11817, Rev., VRDO, LIQ: Citibank N.A., 0.300%, 12/07/10 (e)	10,280
	Utah Housing Corp., Single Family Mortgage,
6,725	Series A, Rev., VRDO, 0.310%, 12/07/10	6,725
9,540	Series A-2, Rev., VRDO, 0.310%, 12/07/10	9,540
15,800	Series C, Class I, Rev., VRDO, 0.310%, 12/07/10	15,800
5,145	Series C-1, Rev., VRDO, 0.310%, 12/07/10	5,145
11,935	Series E, Class I, Rev., VRDO, 0.310%, 12/07/10	11,935
11,800	Series F, Rev., VRDO, 0.310%, 12/07/10	11,800
20,900	Utah Water Finance Agency, Series B- 3, Rev., VRDO, 0.320%, 12/07/10	20,900

		92,125

Virginia — 1.2%
12,000	Fairfax County IDA, Inova Health System Project, Rev., VRDO, 0.420%, 06/28/11 (f) (i)	12,000
	Norfolk EDA, Sentra Healthcare,
20,155	Rev., VRDO, 0.420%, 06/28/11 (f) (i)	20,155
12,750	Virginia Housing Development Authority, MERLOTS, Series C-42, Rev., VRDO, 0.370%, 12/07/10	12,750

		44,905

Washington — 0.9%
7,200	Washington Economic Development Finance Authority, Specialty Chemical Products, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 12/07/10	7,200
9,985	Washington State Housing Finance Commission, Barkley Ridge Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.330%, 12/07/10	9,985

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Washington — Continued
14,000	Washington State Housing Finance Commission, Vintage Spokane Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 12/07/10	14,000

		31,185

West Virginia — 0.2%
5,580	Marshall County IDR, Warren Distribution, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.560%, 12/07/10	5,580

Wisconsin — 3.0%
16,795	Wells Fargo Stage Trust, Series 2009- 2C, Rev., VRDO, 0.370%, 12/07/10 (e)	16,795
	Wisconsin Housing & EDA,
4,705	Series 2995, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.340%, 12/07/10 (e)	4,705
9,700	Series A, Rev., VRDO, 0.370%, 12/07/10	9,700
27,575	Series C, Rev., VRDO, 0.330%, 12/07/10	27,575
5,690	Series C, Rev., VRDO, 0.350%, 12/07/10	5,690
22,000	Series C, Rev., VRDO, 0.370%, 12/07/10	22,000
20,590	Series ROCS RR II R-11522, Rev., VRDO, LIQ: Citibank N.A., 0.360%, 12/07/10	20,590

		107,055

Wyoming — 1.0%
	Wyoming Community Development Authority,
14,000	Series 4, Rev., VRDO, AMT, LOC: FNMA, 0.350%, 12/07/10	14,000
10,000	Series 5, Rev., VRDO, AMT, LOC: FNMA, 0.350%, 12/07/10	10,000
12,000	Series 8, Rev., VRDO, AMT, LOC: FNMA, 0.350%, 12/07/10	12,000

		36,000

	Total Weekly Demand Notes (Cost $2,277,305)	2,277,305

	Total Investments — 99.9% (Cost $3,601,254) *	3,601,254

	Other Assets in Excess of Liabilities — 0.1%	3,369

	NET ASSETS — 100.0%	$3,604,623

Percentages indicated are based on net assets.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
TAN	—	Tax Anticipation Note
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2010.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The fund owns fair valued securities with a value of approximately $83,125,000 which amounts to 2.3% of total investments.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in thousands)

Municipal Money Market Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Commercial Paper
Alaska	$—	$40,000	$—	$40,000
California	—	66,290	—	66,290
Florida	—	70,000	—	70,000
Indiana	—	58,000	—	58,000
Michigan	—	15,000	—	15,000

Total	—	249,290	—	249,290

Daily Demand Notes
California	—	78,905	—	78,905
Colorado	—	13,680	—	13,680
Delaware	—	60,000	—	60,000
Florida	—	71,375	—	71,375
Georgia	—	13,400	—	13,400
Indiana	—	17,650	—	17,650
Kansas	—	18,115	—	18,115
Michigan	—	39,015	—	39,015
Mississippi	—	19,000	—	19,000
New Jersey	—	14,300	—	14,300
New York	—	85,400	—	85,400
North Carolina	—	19,395	—	19,395
Ohio	—	13,420	—	13,420
Pennsylvania	—	21,875	—	21,875
South Carolina	—	12,580	—	12,580
Tennessee	—	29,900	—	29,900
Texas	—	53,000	—	53,000
Virginia	—	30,800	—	30,800

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
West Virginia	—	28,315	—	28,315
Total	—	640,125	—	640,125

Municipal Bonds
Connecticut	—	20,147	—	20,147
District of Columbia	—	10,134	—	10,134
Michigan	—	40,520	—	40,520
New Hampshire	—	10,006	—	10,006
New Jersey	—	47,116	—	47,116
New York	—	151,050	—	151,050
Ohio	—	32,391	—	32,391
Texas	—	98,087	—	98,087
Wisconsin	—	15,049	—	15,049

Total	—	$424,500	—	$424,500

Quarterly Demand Notes
Pennsylvania	—	10,034	—	10,034

Total	—	10,034	—	10,034

Weekly Demand Notes
Arizona	—	24,790	—	24,790
California	—	115,160	—	115,160
Colorado	—	141,060	—	141,060
Delaware	—	10,150	—	10,150
Florida	—	153,635	—	153,635
Georgia	—	40,715	—	40,715
Idaho	—	61,665	—	61,665
Illinois	—	61,981	—	61,981
Indiana	—	13,520	—	13,520
Iowa	—	10,500	—	10,500
Kansas	—	36,000	—	36,000
Louisiana	—	4,600	—	4,600
Maine	—	42,700	—	42,700
Maryland	—	49,260	—	49,260
Massachusetts	—	27,540	16,050	43,590
Michigan	—	256,860	21,200	278,060
Minnesota	—	30,310	—	30,310
Missouri	—	18,410	—	18,410
Montana	—	15,360	—	15,360
Nevada	—	6,700	—	6,700
New Jersey	—	21,555	—	21,555
New Mexico	—	19,050	—	19,050
New York	—	75,465	—	75,465
North Carolina	—	8,030	13,720	21,750
North Dakota	—	58,410	—	58,410
Ohio	—	55,490	—	55,490
Oregon	—	63,040	—	63,040
Other Territories	—	198,864	—	198,864
Pennsylvania	—	45,620	—	45,620

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
South Carolina	—	5,700	—	5,700
South Dakota	—	59,000	—	59,000
Tennessee	—	9,000	—	9,000
Texas	—	169,345	—	169,345
Utah	—	92,125	—	92,125
Virginia	—	12,750	32,155	44,905
Washington	—	31,185	—	31,185
West Virginia	—	5,580	—	5,580
Wisconsin	—	107,055	—	107,055
Wyoming	—	36,000	—	36,000

Total	—	2,194,180	83,125	2,277,305

Total Investments in Securities	$—	$3,518,129	$83,125	$3,601,254

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/10
Investments in Securities
Weekly Demand Note - Massachusetts	$—	$—	$—	$—	$—	$16,050	$—	$16,050
Weekly Demand Note - Michigan	—	—	—	—	21,200	—	—	21,200
Weekly Demand Note - North Carolina	—	—	—	—	(490)	14,210	—	13,720
Weekly Demand Note - Virginia	—	—	—	—	—	32,155	—	32,155

Total	$—	$—	$—	$—	$20,710	$62,415	$—	$83,125

Transfers from Level 2 to Level 3 or from Level 3 to 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $0.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 97.4%

California — 0.8%

General Obligation — 0.8%
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/20	914
1,500	State of California, GO, 5.000%, 03/01/21	1,558

	Total California	2,472

Colorado — 1.6%

Prerefunded — 1.6%
2,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	2,212
2,810	El Paso County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 05/01/15 (p)	2,593

	Total Colorado	4,805

Florida — 0.3%

Transportation — 0.3%
1,000	Miami-Dade County, Aviation, Series B, Rev., AMT, AGM-CR, XLCA, 5.000%, 10/01/19	1,045

Hawaii — 0.5%

Water & Sewer — 0.5%
1,500	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/19	1,612

Illinois — 1.8%

Certificate of Participation/Lease — 0.6%
1,500	University of Illinois, Academic Facilities Projects, Series A, COP, AMBAC, 5.000%, 03/15/18	1,641

General Obligation — 0.7%
2,000	Chicago Park District, Alternative Revenue Source, Series D, GO, NATL-RE, FGIC, 5.000%, 01/01/21	2,114

Water & Sewer — 0.5%
1,500	City of Chicago, Water, Second Lien, Series A, Rev., AMBAC, 5.000%, 11/01/20	1,610

	Total Illinois	5,365

Kansas — 0.7%

Prerefunded — 0.7%
1,000	Kansas City, Single Family Mortgage, Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	937
1,390	Saline County, Single Family Mortgage, Rev., Zero Coupon, 12/01/15 (p)	1,262

	Total Kansas	2,199

Louisiana — 0.5%

Prerefunded — 0.5%
1,685	Jefferson Parish Finance Authority, Single Family Mortgage, Rev., FGIC, Zero Coupon, 05/01/17 (p)	1,428

New York — 0.5%

General Obligation — 0.5%
1,500	New York City, Series E, GO, AGM, 5.000%, 11/01/17	1,659

Ohio — 89.0%

Certificate of Participation/Lease — 9.2%
5,250	City of Cleveland, Cleveland Stadium Project, COP, AMBAC, Zero Coupon, 11/15/11	5,197
	Ohio State Building Authority, Adult Correctional Facilities,
1,745	Series A, Rev., COP, 5.000%, 10/01/22	1,921
1,000	Series A, Rev., COP, AGM, 5.500%, 10/01/14	1,040
2,000	Series B, Rev., COP, 5.000%, 10/01/13	2,210
1,000	Series B, Rev., COP, 5.000%, 10/01/20	1,124
2,030	Series B, Rev., COP, 5.250%, 04/01/15	2,326
	Ohio State Building Authority, State Facilities, Administrative Building Fund,
1,835	Series A, Rev., COP, 5.000%, 10/01/24	1,974
4,000	Series A, Rev., COP, AGM, 5.000%, 10/01/20	4,597
1,800	Ohio State Department of Administrative Services, State Taxation Accounting & Revenue, COP, 5.000%, 09/01/18	2,023
2,000	State of Ohio, Cultural & Sports Capital Appreciation, Series A, Rev., COP, 5.250%, 10/01/20	2,322

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

Certificate of Participation/Lease — Continued
2,000	State of Ohio, Higher Education Capital Facilities, Series II-A, Rev., COP, 5.375%, 12/01/12	2,185
1,235	State of Ohio, Parks & Recreation, Series II-A, Rev., COP, 5.000%, 12/01/20	1,390

		28,309

Education — 5.5%
1,000	Kent State University, General Receipts, Series B, Rev., AGC, 5.000%, 05/01/19	1,151
180	Ohio State University, General Receipts, Unrefunded Balance, Series B, Rev., 5.250%, 06/01/16	197
1,000	State of Ohio, Higher Educational Facility, Baldwin-Wallace College Project, Rev., 5.500%, 12/01/20	1,076
1,650	State of Ohio, Higher Educational Facility, Case Western Reserve University Project, Rev., NATL-RE, 5.250%, 12/01/19	1,926
1,500	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/20	1,668
2,185	State of Ohio, Higher Educational Facility, Otterbein College Project, Series A, Rev., 5.500%, 12/01/23	2,380
1,000	State of Ohio, Higher Educational Facility, University of Dayton 2001, Rev., AMBAC, 5.375%, 12/01/17	1,032
1,500	University of Akron, Series A, Rev., AGM, 5.000%, 01/01/20	1,654
	University of Cincinnati,
1,960	Series A, Rev., NATL-RE, 5.000%, 06/01/21	2,090
1,500	Series G, Rev., NATL-RE, 5.000%, 06/01/18	1,675
2,000	University of Toledo, Series A, Rev., 4.000%, 06/01/13	2,116

		16,965

General Obligation — 28.8%
1,530	Beavercreek City School District, School Improvement, GO, 5.000%, 12/01/23	1,678
	Cincinnati City School District, Classroom Construction & Improvement,
1,000	GO, NATL-RE, FGIC, 5.250%, 12/01/20	1,175
3,000	GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,480
1,800	GO, NATL-RE, FGIC, 5.250%, 12/01/25	2,061
2,000	City of Akron, Various Purpose, Series A, GO, 5.000%, 12/01/16	2,287
	City of Avon,
1,000	Series B, GO, 5.000%, 12/01/24	1,077
1,000	Series B, GO, 5.000%, 12/01/25	1,070
	City of Cincinnati, Various Purpose,
1,215	Series A, GO, 5.000%, 12/01/19	1,346
1,105	Series A, GO, 5.000%, 12/01/22	1,230
1,500	Series C, GO, 5.000%, 12/01/18	1,728
1,000	City of Cleveland, GO, NATL-RE, 5.750%, 08/01/11	1,033
2,200	City of Cleveland, Various Purpose, Series A, GO, AGC, 5.000%, 12/01/22	2,376
2,000	City of Columbus, Series A, GO, 5.000%, 06/01/16	2,346
1,000	City of Columbus School District, School Facilities Construction & Improvement, GO, 5.000%, 12/01/24	1,082
1,255	City of Dayton, Various Purpose, Series A, GO, 3.250%, 12/01/16	1,343
	City of Dublin, Various Purpose,
1,000	Series A, GO, 3.000%, 12/01/14	1,072
1,030	Series A, GO, 4.000%, 12/01/16	1,162
1,495	City of Newark, Capital Appreciation, GO, NATL-RE, FGIC, Zero Coupon, 12/01/11	1,478
50	City of Strongsville, Unrefunded Balance, GO, 6.700%, 12/01/11	50
	City of Strongsville, Various Purpose,
1,000	GO, 5.000%, 12/01/24	1,080
1,000	GO, 5.000%, 12/01/25	1,073
1,475	City of Westerville, GO, 5.000%, 12/01/15	1,725
1,775	Columbus City School District, Capital Appreciation, Construction & Improvement, Series B, GO, Zero Coupon, 12/01/18	1,347
1,500	Cuyahoga County, Capital Appreciation, Series A, GO, NATL- RE, Zero Coupon, 10/01/13	1,443
	Cuyahoga County, Various Purpose,
1,000	Series A, GO, 4.000%, 12/01/15	1,119
1,000	Series A, GO, 4.000%, 12/01/17	1,122
1,000	Dublin City School District, Capital Appreciation Bonds, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	906
	Dublin City School District, School Facilities, Construction & Improvement,
1,000	GO, 5.000%, 12/01/24	1,094
1,000	GO, NATL-RE, 5.000%, 12/01/18	1,128
1,000	GO, NATL-RE, 5.000%, 12/01/18	1,161
	Lake County, Building Improvement,

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

General Obligation — Continued
1,010	GO, NATL-RE, 5.000%, 12/01/21	1,077
1,060	GO, NATL-RE, 5.000%, 12/01/22	1,123
1,400	Lake Local School District/Stark County, School Improvement, GO, AGM, 5.000%, 12/01/19	1,529
2,450	Lakewood City School District, Capital Appreciation, GO, AGM, Zero Coupon, 12/01/17	2,020
2,500	Lakota Local School District, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/24	2,883
1,120	Lebanon City School District, School Construction, GO, AGM, 5.000%, 12/01/21	1,199
1,930	London City School District, School Facilities, Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/12	2,016
1,430	Marysville Exempt Village School District, GO, AGM, 5.000%, 12/01/21	1,531
	Olentangy Local School District,
2,000	GO, AGM, 5.000%, 12/01/22	2,168
500	GO, NATL-RE, 7.750%, 12/01/11	536
1,235	GO, NATL-RE, FGIC, 5.000%, 12/01/13	1,384
1,405	Olentangy Local School District, School Facilities, Construction & Improvement, GO, 5.000%, 12/01/22	1,552
1,000	Plain Local School District, GO, NATL-RE, FGIC, 5.800%, 12/01/15	1,023
150	Shaker Heights City School District, Series A, GO, 7.100%, 12/15/10	150
1,260	Southwest Licking Local School District, GO, NATL-RE, FGIC, 5.750%, 12/01/14	1,449
1,710	Springfield City School District, Clark County, Capital Appreciation, GO, AMBAC, Zero Coupon, 12/01/12	1,646
1,750	State of Ohio, Series A, GO, 5.375%, 09/01/23	1,948
	State of Ohio, Common Schools,
1,205	Series A, GO, 5.250%, 09/15/12	1,301
1,250	Series B, GO, 5.000%, 03/15/19	1,338
	State of Ohio, Conservation Projects,
2,720	Series A, GO, 5.000%, 09/01/16	3,182
2,000	Series B, GO, 3.500%, 03/01/15	2,165
1,000	State of Ohio, Cultural & Sports Capital Refunding, Series B, GO, AGM, 5.000%, 10/01/15	1,144
	State of Ohio, Higher Education,
2,000	Series A, GO, 5.000%, 08/01/16	2,337
1,000	Series C, GO, 5.000%, 08/01/15	1,153
1,500	State of Ohio, Infrastructure Improvements, Series D, GO, 5.000%, 03/01/20	1,591
3,335	State of Ohio, Site Development, Series A, GO, 4.000%, 11/01/14	3,682
1,380	Sylvania City School District, School Improvement, GO, AGC, 5.000%, 12/01/23	1,482
1,905	Westlake City School District, Capital Appreciation, School Improvement, Series A, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	1,692

		88,573

Hospital — 6.2%
	Cuyahoga County,
2,500	Series A, Rev., 5.500%, 01/01/13	2,734
1,400	Series A, Rev., 6.000%, 01/01/17	1,534
1,000	Series A, Rev., 6.000%, 01/01/20	1,091
1,000	Cuyahoga County, Metrohealth System, Series A, Rev., NATL-RE, 5.125%, 02/15/13	1,003
890	Cuyahoga County, W.O. Walker Center, Inc., Series I, Rev., AMBAC, 5.250%, 01/01/13	891
1,000	Franklin County, Health Care Facilities, Ohio Presbyterian Services, Rev., 5.500%, 07/01/17	1,001
	Lucas County Hospital, Promedica Healthcare Obligation Group,
1,000	Rev., AMBAC, 5.625%, 11/15/13	1,008
1,000	Rev., AMBAC, 5.625%, 11/15/15	1,007
	Ohio Higher Educational Facility Commission, University Hospital Health System,
1,000	Series A, Rev., 5.000%, 01/15/14	1,073
550	Series A, Rev., 5.000%, 01/15/24	554
1,000	Series A, Rev., 5.250%, 01/15/23	1,040
2,500	Richland County, Hospital Facilities, Medcentral Health Systems, Rev., 5.125%, 11/15/21	2,555
2,000	State of Ohio, Higher Educational Facility, Cleveland Clinic Health, Series A, Rev., 5.000%, 01/01/26	2,076
1,500	State of Ohio, Hospital Facility, Cleveland Clinic Health, Rev., 5.000%, 01/01/25	1,552

		19,119

Housing — 4.8%
950	Cuyahoga County, Multi-Family Housing, Allerton Apartments, Series A, Rev., FHA, GNMA, 4.900%, 08/20/22	1,024
540	Cuyahoga County, Multi-Family Housing, Clifton Plaza, Rev., GNMA COLL, 4.150%, 06/20/15	559

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

Housing — Continued
550	Montgomery County, Multi-Family Housing, Chevy Chase Apartments, Rev., FHLMC, 4.600%, 11/01/15	578
225	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.900%, 02/01/14	226
	Ohio Housing Finance Agency,
880	Series A, Rev., AGM, 4.500%, 04/01/12	924
1,000	Series A, Rev., AGM, 5.000%, 04/01/22	1,080
500	Series A, Rev., AGM, 5.000%, 04/01/27	521
1,240	Ohio Housing Finance Agency, Mortgage-Backed Securities Program, Series F, Rev., GNMA/FNMA/FHLMC, 4.250%, 09/01/16	1,329
1,390	Ohio Housing Finance Agency, Multi- Family Housing, Hillwood II Project, Rev., AMT, GNMA COLL, 4.850%, 05/20/21	1,427
550	Ohio Housing Finance Agency, Multi- Family Housing, Warren Heights, Series C, Rev., AMT, GNMA COLL, FHA, 4.500%, 11/20/17	542
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
690	Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	709
1,815	Series J, Rev., GNMA/FNMA/FHLMC, 5.900%, 09/01/23	1,966
2,730	Summit County Port Authority, Callis Tower Apartments, Rev., GNMA COLL, FHA, 4.500%, 09/20/17	2,858
940	Trumbull County, Multi-Family Housing, Royal Mall Apartments, Rev., FHA, GNMA COLL, 4.800%, 05/20/17	996

		14,739

Industrial Development Revenue/Pollution Control Revenue — 0.9%
630	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19	601
900	Cleveland-Cuyahoga County Port Authority, Cleveland Bottle Supply, Series B, Rev., LOC: Fifth Third Bank, 6.500%, 11/15/21	889
885	Summit County Port Authority, Twinsburg Project, Series D, Rev., 5.125%, 05/15/25	763
415	Toledo-Lucas County Port Authority, Northwest Ohio Bond Fund, Series A, Rev., 5.100%, 05/15/12	412

		2,665

Other Revenue — 7.0%
2,500	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/15	2,566
1,310	Cuyahoga County, Economic Development, Shaker Square, Series D, Rev., 5.000%, 12/01/25	1,380
1,000	Franklin County, Convention Facilities Authority, Tax and Lease, Rev., 5.000%, 12/01/22	1,091
	Ohio State Building Authority,
1,785	Series A, Rev., 5.000%, 10/01/14	2,021
1,000	Series C, Rev., 5.000%, 10/01/15	1,151
	Ohio State Building Authority, State Facilities, Administrative Building Fund,
1,000	Series B, Rev., 5.000%, 10/01/23	1,082
1,220	Series B, Rev., 5.000%, 10/01/24	1,305
	Ohio State University, General Receipts,
1,000	Series A, Rev., 4.000%, 12/01/15	1,113
2,000	Series D, Rev., 5.000%, 12/01/26	2,240
2,000	Series D, Rev., 5.000%, 12/01/27	2,214
2,000	Ohio State Water Development
	Authority, Rev., 5.000%, 12/01/16	2,356
75	Ohio State Water Development Authority, Unrefunded Balance, Drinking Water Assistance Fund, Rev., 5.000%, 12/01/18	83
2,550	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.000%, 12/01/17	2,868

		21,470

Prerefunded — 5.1%
	City of Cleveland,
1,015	GO, AMBAC, 5.250%, 12/01/14 (p)	1,179
1,000	GO, FGIC, 5.600%, 12/01/10 (p)	1,010
320	City of Cleveland, Capital Appreciation, Public Power Systems, First Mortgage, Series A, Rev., NATL- RE, Zero Coupon, 11/15/11 (p)	318
2,000	City of Columbus School District, School Facilities Construction & Improvement, GO, AGM, 5.250%, 12/01/14 (p)	2,327

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

Prerefunded — Continued
1,260	Franklin County, Children’s Hospital Improvement Project, Rev., AMBAC, 5.500%, 05/01/11 (p)	1,300
1,000	Minster Local School District, School Facilities & Construction, GO, AGM, 5.500%, 12/01/10 (p)	1,010
2,685	Ohio Housing Finance Agency, Single Family Mortgage, Rev., FGIC, FHA/VA/PRIV MTGS, Zero Coupon, 07/15/13 (p)	2,245
1,500	Ohio State Turnpike Commission, Rev., 5.500%, 02/15/11 (p)	1,516
820	Ohio State University, General Receipts, Series B, Rev., 5.250%, 06/01/13 (p)	911
1,175	Ohio State Water Development Authority, Drinking Water Assistance Fund, Rev., 5.000%, 06/01/14 (p)	1,331
2,510	Ohio State Water Development Authority, Fresh Water, Rev., AMBAC, 5.800%, 06/01/11 (p)	2,511

		15,658

Private Placement — 0.1%
357	City of Columbus, Clintonville II Street Light Assessment, GO, 4.400%, 09/01/15	362

Special Tax — 2.5%
1,000	City of Akron, Community Learning Centers, Series A, Rev., NATL-RE, FGIC, 5.250%, 12/01/19	1,082
1,000	Hamilton County, Sales Tax, Series A, Rev., AMBAC, 5.000%, 12/01/18	1,090
	State of Ohio,
1,500	Series A, Rev., 5.000%, 10/01/20	1,659
1,000	Series A, Rev., 5.000%, 10/01/21	1,091
1,000	Series A, Rev., 5.000%, 10/01/22	1,080
1,500	State of Ohio, Common Schools, Series C, GO, 5.000%, 09/15/19	1,765

		7,767

Transportation — 7.2%
	City of Cleveland, Airport System,
2,000	Series A, Rev., AGM-CR, AMBAC, 5.250%, 01/01/20	2,216
1,500	Series C, Rev., AGC, 4.000%, 01/01/16	1,621
1,000	Series C, Rev., AGC, 5.000%, 01/01/16	1,129
1,500	Series C, Rev., AGM, 5.000%, 01/01/19	1,618
	City of Cleveland, Parking Facilities,
1,000	Rev., AGM, 5.000%, 09/15/14	1,087
1,370	Rev., AGM, 5.250%, 09/15/21	1,461
2,000	Columbus Regional Airport Authority, Rev., NATL-RE, 5.000%, 01/01/19	2,189
	Ohio State Turnpike Commission,
2,000	Series A, Rev., 5.000%, 02/15/22	2,195
1,185	Series A, Rev., 5.000%, 02/15/23	1,280
5,155	Series A, Rev., NATL-RE, FGIC, 5.500%, 02/15/14	5,825
1,250	State of Ohio, Major Infrastructure Project, Series 2007-1, Rev., AGM, 5.000%, 06/15/17	1,458

		22,079

Utility — 3.2%
1,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus, Series A, Rev., AGC, 5.000%, 02/15/24	1,055
2,680	City of Cleveland, Capital Appreciation, Public Power Systems, First Mortgage, Unrefunded Balance, Series A, Rev., NATL-RE, Zero Coupon, 11/15/11	2,647
	City of Cleveland, Public Power Systems,
1,220	Rev., AMBAC, 5.500%, 11/15/16	1,262
1,280	Series A, Rev., NATL-RE, FGIC, 5.000%, 11/15/15	1,436
1,000	Series A-1, Rev., NATL-RE, FGIC, 5.000%, 11/15/20	1,065
	City of Hamilton, Electric Systems,
950	Series A, Rev., AGC, 5.000%, 10/01/20	1,072
1,000	Series A, Rev., AGC, 5.000%, 10/01/21	1,110

		9,647

Water & Sewer — 8.5%
	City of Akron, Sanitation Sewer System,
1,030	Rev., NATL-RE, FGIC, 5.375%, 12/01/13	1,117
1,070	Rev., NATL-RE, FGIC, 5.500%, 12/01/12	1,141
1,000	City of Akron, Waterworks, Rev., AGC, 5.000%, 03/01/18	1,143
	City of Cincinnati, Water Systems,
1,500	Series A, Rev., 5.000%, 12/01/18	1,712
1,000	Sub Series B, Rev., NATL-RE, 5.000%, 12/01/22	1,092
1,500	City of Cleveland, Series T, Rev., 5.000%, 01/01/21	1,670
1,220	City of Cleveland, Waterworks, Series O, Rev., NATL-RE, 5.000%, 01/01/19	1,366
1,505	City of Cleveland, Waterworks, First Mortgage, Series G, Rev., NATL-RE, 5.500%, 01/01/13	1,547

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

Water & Sewer — Continued
2,975	Clermont County, Sewer District, Rev., AMBAC, 5.250%, 08/01/16	3,266
1,205	Delaware County, Sanitation Sewer Systems, Rev., AGM, 4.500%, 12/01/19	1,312
1,410	Hamilton County, Sewer Systems, Greater Cincinnati, Series A, Rev., 5.000%, 12/01/18	1,656
2,000	Ohio State Water Development Authority, Capital Appreciation, Water Quality Fund, Series B, Rev., Zero Coupon, 06/01/17	1,686
	Ohio State Water Development Authority, Community Assistance,
1,205	Rev., 5.000%, 12/01/22	1,342
1,275	Rev., 5.000%, 12/01/23	1,404
2,000	Ohio State Water Development Authority, Drinking Water Assistance Fund, Rev., 5.000%, 12/01/23	2,194
2,000	Ohio State Water Development Authority, Fresh Water, Rev., 5.500%, 12/01/21	2,427

		26,075

	Total Ohio	273,428

Texas — 1.6%

General Obligation — 0.9%
1,000	Northside Independent School District, Series D, GO, PSF-GTD, 5.000%, 06/15/18	1,146
1,500	State of Texas, Transition Community,
	Mobility Fund, GO, 5.000%, 04/01/19	1,702

		2,848

Prerefunded — 0.7%
2,500	Southeast Texas Housing Finance Corp., Rev., NATL-RE, Zero Coupon, 09/01/17 (p)	2,106

	Total Texas	4,954

Washington — 0.1%

General Obligation — 0.1%
220	State of Washington, Series A & AT-6,
	GO, 6.250%, 02/01/11	222

	Total Municipal Bonds (Cost $285,955)	299,189

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 1.6%

Investment Company — 1.6%
4,856	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $4,856)	4,856

	Total Investments — 99.0% (Cost $290,811)	304,045
	Other Assets in Excess of Liabilities — 1.0%	3,204

	NET ASSETS — 100.0%	$307,249

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance
Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
LOC	—	Letter of Credit
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PRIV	—	Private
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
VA	—	Veterans Administration
XLCA	—	Insured by XL Capital Assurance

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,930
Aggregate gross unrealized depreciation	(696)

Net unrealized appreciation/depreciation	$13,234

Federal income tax cost of investments	$290,811

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$4,856	$299,189	$—	$304,045

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

#	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investment (“SOI”). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Daily Demand Notes — 15.8%

Ohio — 15.8%
2,100	Allen County, Catholic Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/01/10	2,100
200	Series C, Rev., VRDO, LOC: Bank of Nova Scotia, 0.290%, 12/01/10	200
1,500	Cuyahoga County, Cleveland Clinic Subordinated, Subseries B-3, Rev., VRDO, 0.270%, 12/01/10	1,500
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
2,760	Series A, Rev., VRDO, 0.340%, 12/01/10	2,760
1,750	Series B-2, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 12/01/10	1,750
400	Ohio State Water Development Authority, Pollution Control Facility, First Energy Generation Corp. Project, Series A, Rev., VRDO, LOC: Barclays Bank plc, 0.240%, 12/01/10	400
2,200	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.280%, 12/01/10	2,200

	Total Daily Demand Notes (Cost $10,910)	10,910

Municipal Bonds — 8.0%

Ohio — 8.0%
1,000	City of Akron, Various Purpose, GO, BAN, 1.250%, 12/09/10 (m)	1,000
1,000	GO, BAN, 1.250%, 12/09/10 (m)	1,000
1,000	City of Marysville, Wastewater Treatment Centre, GO, 1.250%, 06/01/11	1,002
240	City of Springboro, Golf Course, GO, 1.000%, 12/01/10	240
1,315	Montgomery County, Various Purpose, GO, 1.500%, 12/01/10	1,315
1,000	Ohio State Turnpike Commission, Series B, Rev., AGM, 5.500%, 02/15/11	1,011

	Total Municipal Bonds (Cost $5,568)	5,568

Weekly Demand Notes — 76.1%

Ohio — 76.1%
885	Akron University, Series C-1, Rev., VRDO, AGC, 0.340%, 12/07/10	885
770	Series C-2, Rev., VRDO, AGC, 0.340%, 12/07/10	770
2,785	Austin Trust, Series 2008-3310, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.350%, 12/07/10	2,785
1,300	City of Cleveland, Series R, Rev., VRDO, LOC: BNP Paribas, 0.300%, 12/07/10	1,300
500	City of Grove City, Multi-Family Housing, Regency Arms Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 12/07/10	500
1,980	City of Sharonville, Edgcomb Metals Co. Project, IDR, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.400%, 12/07/10	1,980
910	City of Westlake, Logan Westlake Project, IDR, Rev., VRDO, LOC: PNC Bank N.A., 0.380%, 12/07/10	910
600	Columbus Regional Airport Authority, Capital Funding, OASBO Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.300%, 12/07/10	600
1,090	Columbus Regional Airport Authority, OASBO Expanded Asset, Rev., VRDO, LOC: U.S. Bank N.A., 0.300%, 12/07/10	1,090
1,115	Columbus Regional Airport Authority, Pooled Financing Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.300%, 12/07/10	1,115
1,210	Deutsche Bank Spears/Lifers Trust Various States, Series 289, GO, VRDO, AGM, LIQ: Deutsche Bank A.G., 0.320%, 12/07/10	1,210
120	Series 570, Rev., VRDO, AGM, LIQ: Deutsche Bank A.G., 0.320%, 12/07/10	120
3,045	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	3,045
5,550	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.340%, 12/07/10	5,550
3,075	Franklin County, Ohio Health Corp. Hospital Facilities, Series A, Rev., VRDO, 0.330%, 12/07/10	3,075
2,150	Hamilton County, Boys/Girls Club, Inc. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.310%, 12/07/10	2,150
400	Kent State University, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 12/07/10	400
1,900	Lucas County, Promedica Healthcare, Series B, Rev., VRDO, LOC: UBS AG, 0.230%, 12/07/10	1,900

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Ohio — Continued
300	Montgomery County, Kettering Health, Series A, Rev., VRDO, AGM, 0.420%, 12/07/10	300
400	Montgomery County, Multi-Family Housing, Cambridge Commons Apartments, Series A, Rev., VRDO, LOC: FHLB, 0.320%, 12/07/10	400
455	Montgomery County, Multi-Family Housing, Pedcor Investments, Lyons Gate, Series B, Rev., VRDO, LOC: FHLB, 0.380%, 12/07/10	455
3,600	Ohio Air Quality Development Authority, First Energy, Series A, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.370%, 12/07/10	3,600
500	Ohio Housing Finance Agency, MERLOTS, Series A10, Rev., VRDO, GNMA/FNMA, LIQ: Wells Fargo Bank N.A., 0.370%, 12/07/10	500
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,	300
300	Series B, Rev., VRDO, AMT, 0.280%, 12/07/10
2,875	Series B, Rev., VRDO, AMT, GNMA/FNMA, 0.350%, 12/07/10	2,875
350	Series C, Rev., VRDO, AMT, GNMA COLL, 0.290%, 12/07/10	350
100	Series E, Rev., VRDO, AMT, 0.300%, 12/07/10	100
350	Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.290%, 12/07/10	350
1,000	Series H, Rev., VRDO, AMT, GNMA/FNMA, 0.300%, 12/07/10	1,000
1,950	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project, Series A, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.340%, 12/07/10	1,950
400	The Ohio State University, Rev., VRDO, 0.300%, 12/07/10	400
2,240	Rev., VRDO, AGM, 0.560%, 12/07/10	2,240
4,000	Toledo-Lucas County Port Authority, Burlington Air Express, Inc., Rev., VRDO, AGC, LOC: Royal Bank of Scotland, 0.380%, 12/07/10	4,000
1,870	Wells Fargo Stage Trust, Various States, Series 56-C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.300%, 12/07/10 (e)	1,870
2,523	Wood County, Reclamation Technologies, IDR, Rev., VRDO, LOC: National City Bank, 0.380%, 12/07/10	2,523

		52,598

	Total Weekly Demand Notes (Cost $52,598)	52,598

	Total Investments — 99.9% (Cost $69,076) *	69,076
	Other Assets in Excess of Liabilities — 0.1%	39

	NET ASSETS — 100.0%	$69,115

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
COLL	—	Collateral
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
Rev.	—	Revenue
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2010.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities#	$—	$69,076	$—	$69,076

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

# All portfolio holdings designated as Level 2 are disclosed individually in the Schedules of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 8.8%
13,586	AH Mortgage Advance Trust, Series 2010-ADV2, Class A1, 4.210%, 05/10/41 (e)	13,575
	Ally Auto Receivables Trust,
1,201	Series 2009-A, Class A2, 1.320%, 03/15/12 (e)	1,203
5,500	Series 2009-A, Class A3, 2.330%, 06/17/13 (e)	5,592
864	Series 2009-B, Class A2, 1.210%, 06/15/12 (e)	866
6,810	Series 2009-B, Class A3, 1.980%, 10/15/13 (e)	6,909
5,295	Series 2010-1, Class A3, 1.450%, 05/15/14	5,342
2,000	Series 2010-1, Class A4, 2.300%, 12/15/14	2,060
5,595	Series 2010-3, Class A3, 1.110%, 10/15/14	5,606
8,860	Series 2010-3, Class A4, 1.550%, 08/17/15	8,830
1,220	American Express Credit Account Master Trust, Series 2008-1, Class A, VAR, 0.703%, 08/15/13	1,221
	AmeriCredit Automobile Receivables Trust,
1,097	Series 2006-BG, Class A4, 5.210%, 09/06/13	1,114
1,234	Series 2008-AF, Class A3, 5.680%, 12/12/12	1,251
990	Series 2009-1, Class A2, 2.260%, 05/15/12	993
9,705	Series 2009-1, Class A3, 3.040%, 10/15/13	9,893
2,350	Series 2010-1, Class A2, 0.970%, 01/15/13	2,350
5,535	Series 2010-1, Class A3, 1.660%, 03/17/14	5,561
6,600	Series 2010-3, Class A3, 1.140%, 04/08/15	6,594
4,522	Series 2010-A, Class A2, 1.460%, 11/06/13	4,544
119	Amortizing Residential Collateral Trust, Series 2002- BC6, Class M1, VAR, 1.378%, 08/25/32	73
31,881	Arch Bay Asset-Backed Securities, Series 2010-1, Class A, VAR, 5.000%, 01/25/48 (e)	32,359
	Bank of America Auto Trust,
969	Series 2008-1A, Class A3A, 4.970%, 09/20/12 (e)	982
9,761	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	9,866
24,552	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	25,515
22,180	Series 2009-2A, Class A3, 2.130%, 09/15/13 (e)	22,368
21,649	Series 2009-2A, Class A4, 3.030%, 10/15/16 (e)	22,353
896	Series 2009-3A, Class A2, 0.890%, 04/15/12 (e)	896
9,110	Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	9,172
3,454	Series 2009-3A, Class A4, 2.670%, 12/15/16 (e)	3,560
7,475	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	7,509
4,120	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	4,203
4,400	Series 2010-2, Class A3, 1.310%, 07/15/14	4,431
5,100	Series 2010-2, Class A4, 1.940%, 06/15/17	5,182
	Bear Stearns Asset-Backed Securities Trust,
879	Series 2003-SD2, Class 2A, VAR, 3.203%, 06/25/43	848
1,038	Series 2006-SD1, Class A, VAR, 0.623%, 04/25/36	713
	Capital Auto Receivables Asset Trust,
2,166	Series 2007-1, Class A4A, 5.010%, 04/16/12	2,188
3,671	Series 2007-2, Class A4A, 5.390%, 02/18/14	3,747
710	Series 2008-1, Class A3A, 3.860%, 08/15/12	717
11,498	Series 2008-1, Class A4A, 4.460%, 07/15/14	11,936
124	Capital One Auto Finance Trust, Series 2007-C, Class A3A, 5.130%, 04/16/12	125
	Capital One Multi-Asset Execution Trust,
2,150	Series 2006-A2, Class A, 4.850%, 11/15/13	2,161
265	Series 2006-A6, Class A6, 5.300%, 02/18/14	270
	CarMax Auto Owner Trust,
913	Series 2007-1, Class A4, 5.240%, 06/15/12	924
1,136	Series 2007-2, Class A4, 5.270%, 11/15/12	1,158
2,169	Series 2008-1, Class A4A, 4.790%, 02/15/13	2,227
17,093	Series 2009-1, Class A3, 4.120%, 03/15/13	17,400
3,940	Series 2010-1, Class A3, 1.560%, 07/15/14	3,967
6,895	Series 2010-1, Class A4, 2.400%, 04/15/15	7,069

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
10,000	Series 2010-2, Class A3, 1.410%, 02/16/15	10,046
409	Caterpillar Financial Asset Trust, Series 2008-A, Class A3, 4.940%, 04/25/14	412
4,703	Centex Home Equity, Series 2002-C, Class AF4, SUB, 4.480%, 06/25/31	4,701
	Chrysler Financial Auto Securitization Trust,
36,191	Series 2009-A, Class A3, 2.820%, 01/15/16	36,758
5,959	Series 2009-B, Class A2, 1.150%, 11/08/11	5,967
5,632	Series 2010-A, Class A3, 0.910%, 08/08/13	5,623
2,500	Citibank Credit Card Issuance Trust, Series 2008-A5, Class A5, 4.850%, 04/22/15	2,718
	CitiFinancial Auto Issuance Trust,
6,883	Series 2009-1, Class A2, 1.830%, 11/15/12 (e)	6,905
23,650	Series 2009-1, Class A3, 2.590%, 10/15/13 (e)	24,029
1,500	Series 2009-1, Class A4, 3.150%, 08/15/16 (e)	1,545
	CNH Equipment Trust,
103	Series 2008-B, Class A3A, 4.780%, 07/16/12	104
786	Series 2009-A, Class A3, 5.280%, 11/15/12	799
449	Series 2009-B, Class A3, 2.970%, 03/15/13	452
3,980	Series 2009-C, Class A3, 1.850%, 12/16/13	4,013
13,500	Series 2010-A, Class A3, 1.540%, 07/15/14	13,620
1,581	Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.853%, 10/25/34	1,086
2,062	Credit Suisse Mortgage Capital Certificates, Series 2006-CF1, Class A1, VAR, 0.563%, 11/25/35	1,911
109	CS First Boston Mortgage Securities Corp., Series 2002- HE4, Class AF, 5.510%, 08/25/32	103
	Daimler Chrysler Auto Trust,
1,537	Series 2006-D, Class A4, 4.940%, 02/08/12	1,539
2,427	Series 2007-A, Class A4, 5.280%, 03/08/13	2,488
8,382	Series 2008-A, Class A4, 4.480%, 08/08/14	8,613
	Discover Card Master Trust,
9,460	Series 2008-A3, Class A3, 5.100%, 10/15/13	9,618
1,255	Series 2008-A4, Class A4, 5.650%, 12/15/15	1,393
	Ford Credit Auto Owner Trust,
42	Series 2006-B, Class A4, 5.250%, 09/15/11	42
846	Series 2006-C, Class A4A, 5.150%, 02/15/12	855
1,192	Series 2007-A, Class A4A, 5.470%, 06/15/12	1,215
736	Series 2007-B, Class A3A, 5.150%, 11/15/11	739
3,402	Series 2007-B, Class A4A, 5.240%, 07/15/12	3,478
827	Series 2008-A, Class A3A, 3.960%, 04/15/12	834
88	Series 2008-B, Class A3A, 4.280%, 05/15/12	89
23,230	Series 2009-A, Class A4, 6.070%, 05/15/14	25,088
11,067	Series 2009-B, Class A3, 2.790%, 08/15/13	11,220
6,600	Series 2009-B, Class A4, 4.500%, 07/15/14	7,029
4,650	Series 2009-D, Class A3, 2.170%, 10/15/13	4,702
790	Series 2010-B, Class A3, 0.980%, 10/15/14	791
5,250	Series 2010-B, Class A4, 1.580%, 09/15/15	5,302
134	Franklin Auto Trust, Series 2006-1, Class A4, 5.030%, 07/21/14	134
	GE Capital Credit Card Master Note Trust,
9,285	Series 2009-2, Class A, 3.690%, 07/15/15	9,647
12,420	Series 2009-3, Class A, 2.540%, 09/15/14	12,573
7,670	Series 2009-4, Class A, 3.800%, 11/15/17	8,199
	Harley-Davidson Motorcycle Trust,
695	Series 2006-3, Class A4, 5.220%, 06/15/13	709
2,136	Series 2007-1, Class A4, 5.210%, 06/17/13	2,183
14,932	Series 2007-2, Class A4, 5.120%, 08/15/13	15,335
1,573	Series 2007-3, Class A4, 5.520%, 11/15/13	1,622
4,253	Series 2009-1, Class A3, 3.190%, 11/15/13	4,313
7,640	Series 2009-1, Class A4, 4.550%, 01/15/17	8,046
2,723	Series 2009-3, Class A2, 0.940%, 04/15/12	2,724

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
6,555	Series 2009-3, Class A3, 1.740%, 09/15/13	6,603
	Honda Auto Receivables Owner Trust,
1,064	Series 2007-2, Class A4, 5.570%, 11/21/13	1,071
635	Series 2008-1, Class A3, 4.470%, 01/18/12	638
4,030	Series 2008-1, Class A4, 4.880%, 09/18/14	4,127
4,404	Series 2009-2, Class A3, 2.790%, 01/15/13	4,454
3,025	Series 2009-3, Class A3, 2.310%, 05/15/13	3,059
1,430	Series 2009-3, Class A4, 3.300%, 09/15/15	1,487
6,290	Series 2010-1, Class A3, 1.250%, 10/21/13	6,317
1,048	Household Automotive Trust, Series 2006-3, Class A4, 5.340%, 09/17/13	1,058
	HSBC Home Equity Loan Trust,
11,471	Series 2005-2, Class A1, VAR, 0.523%, 01/20/35	10,541
13,436	Series 2005-2, Class M1, VAR, 0.713%, 01/20/35	12,485
6,234	Series 2005-2, Class M2, VAR, 0.743%, 01/20/35	5,671
9,118	Series 2006-1, Class A1, VAR, 0.413%, 01/20/36	8,406
9,772	Series 2006-2, Class A1, VAR, 0.403%, 03/20/36	9,143
14,917	Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	15,852
9,725	Series 2006-4, Class A3F, SUB, 5.300%, 03/20/36	10,234
10,020	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	10,323
9,864	Series 2007-2, Class A2F, SUB, 5.690%, 07/20/36	10,181
9,708	Series 2007-3, Class APT, VAR, 1.453%, 11/20/36	8,905
32,276	Huntington Auto Trust, Series 2009-1A, Class A3, 3.940%, 06/17/13 (e)	32,779
	Hyundai Auto Receivables Trust,
686	Series 2006-B, Class A4, 5.150%, 05/15/13	687
3,474	Series 2008-A, Class A3, 4.930%, 12/17/12	3,546
7,500	Series 2009-A, Class A3, 2.030%, 08/15/13	7,584
725	Series 2010-A, Class A3, 1.500%, 10/15/14	732
4,300	Series 2010-B, Class A3, 0.970%, 04/15/15	4,300
10,145	Series 2010-B, Class A4, 1.630%, 03/15/17	10,156
	John Deere Owner Trust,
1,930	Series 2009-A, Class A3, 2.590%, 10/15/13	1,949
1,576	Series 2009-B, Class A2, 0.850%, 03/15/12	1,577
4,770	Series 2009-B, Class A3, 1.570%, 10/15/13	4,799
1,495	Mastr Asset-Backed Securities Trust, Series 2005-HE2, Class A3, VAR, 0.523%, 10/25/35	1,482
239	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	252
	Mercedes-Benz Auto Receivables Trust,
9,680	Series 2009-1, Class A3, 1.670%, 01/15/14	9,773
7,500	Series 2010-1, Class A3, 1.420%, 08/15/14	7,571
1,323	Mid-State Trust, Series 6, Class A1, 7.340%, 07/01/35	1,373
32,592	MMCA Automobile Trust, Series 2009-A, Class A3, 3.930%, 03/15/13 (e)	33,227
1,145	Morgan Stanley ABS Capital I, Series 2003-SD1, Class M1, VAR, 1.753%, 03/25/33	755
1,185	MSDWCC Heloc Trust, Series 2007-1, Class A, VAR, 0.353%, 12/25/31	892
	Nissan Auto Receivables Owner Trust,
2,547	Series 2007-B, Class A4, 5.160%, 03/17/14	2,618
2,272	Series 2008-B, Class A3, 4.460%, 04/16/12	2,294
2,628	Series 2009-1, Class A3, 5.000%, 09/15/14	2,700
6,242	Series 2009-A, Class A3, 3.200%, 02/15/13	6,329
5,670	Series 2010-A, Class A3, 0.870%, 07/15/14	5,659
1,500	Series 2010-A, Class A4, 1.310%, 09/15/16	1,500
5,629	Novastar Home Equity Loan, Series 2005-1, Class M1, VAR, 0.703%, 06/25/35	5,585
51	Residential Asset Securities Corp., Series 2001-KS1, Class AI6, 6.349%, 03/25/32	47
23	Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7, SUB, 8.290%, 02/25/25	23
4,360	Santander Drive Auto Receivables Trust, Series 2010-3, Class A3, 1.200%, 06/16/14	4,351

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
8,183		Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.523%, 06/25/35	7,578
7,710		Toyota Auto Receivables Owner Trust, Series 2010-C, Class A3, 0.770%, 04/15/14	7,688
		USAA Auto Owner Trust,
2,972		Series 2007-1, Class A4, 5.550%, 02/15/13	3,008
1,827		Series 2008-2, Class A3, 4.640%, 10/15/12	1,846
3,246		Series 2008-3, Class A3, 4.280%, 10/15/12	3,275
9,560		Series 2009-2, Class A3, 1.540%, 02/18/14	9,621
1,570		Series 2009-2, Class A4, 2.530%, 07/15/15	1,620
698		Volkswagen Auto Loan Enhanced Trust, Series 2008-1, Class A3, 4.500%, 07/20/12	702
		World Omni Auto Receivables Trust,
4,586		Series 2007-B, Class A4, 5.390%, 05/15/13	4,716
2,925		Series 2008-A, Class A4, 4.740%, 10/15/13	3,055
1,603		Series 2008-B, Class A3A, 5.130%, 04/15/13	1,629
2,000		Series 2008-B, Class A4, 5.580%, 04/15/14	2,115
4,944		Series 2009-A, Class A3, 3.330%, 05/15/13	5,013
3,960		Series 2010-A, Class A3, 1.340%, 12/16/13	3,982
11,865		Series 2010-A, Class A4, 2.210%, 05/15/15	12,146

		Total Asset-Backed Securities (Cost $903,975)	911,824

Collateralized Mortgage Obligations — 10.5%

Agency CMO — 5.8%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
1,566		Series 31, Class Z, 8.000%, 04/25/24	1,841
209		Series 56, Class Z, 7.500%, 09/20/26	246
		Federal Home Loan Mortgage Corp. REMICS,
18		Series 2, Class Z, 9.300%, 03/15/19	20
9		Series 12, Class A, 9.250%, 11/15/19	11
22		Series 16, Class D, 10.000%, 10/15/19	24
35		Series 17, Class I, 9.900%, 10/15/19	39
57		Series 23, Class F, 9.600%, 04/15/20	64
22		Series 26, Class F, 9.500%, 02/15/20	25
5		Series 81, Class A, 8.125%, 11/15/20	6
26		Series 85, Class C, 8.600%, 01/15/21	29
22		Series 99, Class Z, 9.500%, 01/15/21	25
4		Series 159, Class H, 4.500%, 09/15/21	3
6		Series 189, Class D, 6.500%, 10/15/21	6
—	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
6		Series 1053, Class G, 7.000%, 03/15/21	7
16		Series 1056, Class KZ, 6.500%, 03/15/21	17
7		Series 1074, Class H, 8.500%, 05/15/21	9
23		Series 1082, Class C, 9.000%, 05/15/21	26
8		Series 1087, Class I, 8.500%, 06/15/21	9
30		Series 1125, Class Z, 8.250%, 08/15/21	36
29		Series 1142, Class IA, 7.000%, 10/15/21	33
4		Series 1169, Class G, 7.000%, 11/15/21	5
59		Series 1343, Class LA, 8.000%, 08/15/22	69
13		Series 1424, Class F, VAR, 2.213%, 11/15/22	14
272		Series 1480, Class LZ, 7.500%, 03/15/23	311
718		Series 1560, Class Z, 7.000%, 08/15/23	845
52		Series 1641, Class FA, VAR, 1.262%, 12/15/13	53
180		Series 1754, Class Z, 8.500%, 09/15/24	204
391		Series 1779, Class Z, 8.500%, 04/15/25	460
9		Series 1807, Class G, 9.000%, 10/15/20	10
1,196		Series 1888, Class Z, 7.000%, 08/15/26	1,406
1,394		Series 2065, Class PV, 7.000%, 08/17/27	1,398
1,649		Series 2358, Class PD, 6.000%, 09/15/16	1,731
2,270		Series 2363, Class PF, 6.000%, 09/15/16	2,451

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued

Agency CMO — Continued
1,071	Series 2390, Class CH, 5.500%, 12/15/16	1,159
2,140	Series 2418, Class MF, 6.000%, 02/15/22	2,350
479	Series 2425, Class JH, 6.000%, 03/15/17	518
61	Series 2450, Class PE, 6.000%, 07/15/21	61
1,862	Series 2453, Class BD, 6.000%, 05/15/17	2,011
1,208	Series 2458, Class OE, 6.000%, 06/15/17	1,309
860	Series 2496, Class BK, 5.500%, 09/15/17	937
638	Series 2503, Class TG, 5.500%, 09/15/17	696
680	Series 2508, Class AQ, 5.500%, 10/15/17	741
3,013	Series 2513, Class DB, 5.000%, 10/15/17	3,213
4,878	Series 2517, Class VD, 5.500%, 09/15/20	4,902
4	Series 2528, Class VA, 5.500%, 12/15/12	4
3,460	Series 2533, Class PE, 5.500%, 12/15/21	3,571
57	Series 2534, Class HM, 4.500%, 10/15/16	58
5,494	Series 2561, Class UE, 5.500%, 06/15/22	5,832
392	Series 2575, Class KA, 5.000%, 11/15/17	409
611	Series 2578, Class DA, 4.500%, 09/15/16	614
191	Series 2579, Class GQ, 4.000%, 01/15/17	192
582	Series 2583, Class TD, 4.500%, 12/15/13	593
693	Series 2587, Class WB, 5.000%, 11/15/16	704
18,414	Series 2600, Class MD, 5.500%, 06/15/32	19,790
1,394	Series 2617, Class VN, 5.500%, 04/15/14	1,481
790	Series 2632, Class NE, 4.000%, 06/15/13	794
5,496	Series 2635, Class MS, IF, IO, 7.497%, 02/15/18	543
6,900	Series 2638, Class JG, 5.000%, 02/15/33	7,612
156	Series 2640, Class VM, 4.500%, 12/15/21	159
3,216	Series 2641, Class KJ, 4.000%, 01/15/18	3,344
708	Series 2643, Class ME, 3.500%, 03/15/18	734
1,031	Series 2666, Class OC, 5.500%, 01/15/22	1,091
308	Series 2685, Class MX, 4.000%, 07/15/16	314
213	Series 2718, Class TC, 5.000%, 04/15/27	214
437	Series 2755, Class PA, PO, 02/15/29	432
4,185	Series 2763, Class PD, 4.500%, 12/15/17	4,369
136	Series 2763, Class TA, 4.000%, 03/15/11	137
2,835	Series 2765, Class CA, 4.000%, 07/15/17	2,917
3,500	Series 2773, Class OB, 5.000%, 02/15/19	3,817
387	Series 2780, Class YP, 7.500%, 08/15/18	408
327	Series 2782, Class HE, 4.000%, 09/15/17	336
200	Series 2786, Class PC, 4.500%, 10/15/16	201
1,961	Series 2812, Class AB, 4.500%, 10/15/18	2,039
601	Series 2825, Class VP, 5.500%, 06/15/15	662
4,000	Series 2836, Class PX, 4.000%, 05/15/18	4,195
45	Series 2851, Class BD, 4.000%, 02/15/20	45
6,526	Series 2859, Class SA, IF, IO, 6.997%, 11/15/18	429
4,573	Series 2864, Class NB, 5.500%, 07/15/33	5,135
3,302	Series 2875, Class HA, 4.000%, 11/15/18	3,438
2,077	Series 2924, Class DA, 4.500%, 02/15/19	2,162
612	Series 2927, Class YN, 4.500%, 10/15/32	650
987	Series 2956, Class LD, 5.000%, 05/15/18	1,009
1,050	Series 2962, Class WJ, 5.500%, 06/15/24	1,110
16,725	Series 2989, Class MU, IF, IO, 6.747%, 07/15/34	2,971
1,801	Series 2993, Class MN, 5.000%, 06/15/23	1,862
1,648	Series 2995, Class FT, VAR, 0.503%, 05/15/29	1,646
678	Series 3001, Class YN, 4.500%, 06/15/33	717
3,762	Series 3002, Class BN, 5.000%, 07/15/35	4,134
998	Series 3005, Class PV, IF, 12.330%, 10/15/33	1,098

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued

Agency CMO — Continued
4,126		Series 3036, Class NB, 5.000%, 01/15/29	4,281
551		Series 3047, Class OB, 5.500%, 12/15/33	595
5,173		Series 3153, Class JB, 5.500%, 01/15/28	5,223
4,500		Series 3197, Class AB, 5.500%, 08/15/13	4,669
710		Series 3234, Class MA, 4.500%, 03/15/28	714
1,585		Series 3242, Class NC, 5.750%, 12/15/28	1,624
2,350		Series 3242, Class PA, 5.750%, 11/15/29	2,428
2,382		Series 3280, Class MA, 5.500%, 05/15/26	2,411
10,452		Series 3305, Class IW, IF, IO, 6.197%, 04/15/37	1,399
5,000		Series 3320, Class TB, 5.500%, 06/15/30	5,129
699		Series 3329, Class JA, 6.000%, 08/15/28	723
1,709		Series 3356, Class PA, 6.000%, 11/15/26	1,723
892		Series 3363, Class A, 5.000%, 07/15/16	922
64,395		Series 3420, Class EI, IO, SUB, 2.031%, 08/15/37	1,850
15,404		Series 3429, Class S, IF, IO, 6.567%, 03/15/38	1,919
40,224		Series 3437, Class DI, IO, 1.559%, 02/15/12	512
31,591		Series 3523, Class CI, IO, VAR, 2.461%, 02/15/12	546
6,511		Series 3546, Class A, VAR, 5.974%, 02/15/39	6,940
4,783		Series 3564, Class JA, 4.000%, 01/15/18	5,081
8,756		Series 3572, Class JS, IF, IO, 6.547%, 09/15/39	1,373
19,842		Series 3609, Class SA, IF, IO, 6.087%, 12/15/39	3,980
1,438		Series R008, Class FK, VAR, 0.653%, 07/15/23	1,441
52		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.886%, 09/25/29	57
		Federal National Mortgage Association REMICS,
19		Series 1988-7, Class Z, 9.250%, 04/25/18	21
23		Series 1988-13, Class C, 9.300%, 05/25/18	28
17		Series 1988-15, Class A, 9.000%, 06/25/18	20
19		Series 1988-16, Class B, 9.500%, 06/25/18	22
15		Series 1989-2, Class D, 8.800%, 01/25/19	18
42		Series 1989-27, Class Y, 6.900%, 06/25/19	45
11		Series 1989-54, Class E, 8.400%, 08/25/19	13
10		Series 1989-66, Class J, 7.000%, 09/25/19	12
7		Series 1989-70, Class G, 8.000%, 10/25/19	9
158		Series 1989-72, Class E, 9.350%, 10/25/19	185
20		Series 1989-89, Class H, 9.000%, 11/25/19	24
8		Series 1989-96, Class H, 9.000%, 12/25/19	9
14		Series 1990-7, Class B, 8.500%, 01/25/20	16
11		Series 1990-12, Class G, 4.500%, 02/25/20	11
203		Series 1990-19, Class G, 9.750%, 02/25/20	235
45		Series 1990-58, Class J, 7.000%, 05/25/20	51
41		Series 1990-61, Class H, 7.000%, 06/25/20	47
19		Series 1990-106, Class J, 8.500%, 09/25/20	23
8		Series 1990-109, Class J, 7.000%, 09/25/20	9
24		Series 1990-111, Class Z, 8.750%, 09/25/20	27
10		Series 1990-117, Class E, 8.950%, 10/25/20	12
13		Series 1990-123, Class G, 7.000%, 10/25/20	15
12		Series 1990-132, Class Z, 7.000%, 11/25/20	14
457		Series 1990-137, Class X, 9.000%, 12/25/20	569
4		Series 1991-53, Class J, 7.000%, 05/25/21	5
26		Series 1991-130, Class C, 9.000%, 09/25/21	30
3		Series 1992-96, Class B, PO, 05/25/22	3
2,470		Series 1992-131, Class KB, 8.000%, 08/25/22	2,989
2,400		Series 1992-185, Class L, 8.000%, 10/25/22	2,906
8		Series 1993-165, Class SN, IF, 11.471%, 09/25/23	11
—	(h)	Series 1993-225, Class MC, PO, 11/25/23	—	(h)

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued

Agency CMO — Continued
67		Series 1993-235, Class G, PO, 09/25/23	61
4,462		Series 1994-15, Class ZK, 5.500%, 02/25/24	4,999
6,376		Series 1994-43, Class PK, 6.350%, 02/25/24	7,279
—	(h)	Series 1997-46, Class PN, 6.500%, 07/18/12	—	(h)
5		Series 1997-55, Class B, 7.000%, 02/18/27	6
8,122		Series 1999-6, Class PB, 6.000%, 03/25/19	8,914
2,250		Series 1999-42, Class SA, IF, IO, 7.947%, 10/25/28	79
1,936		Series 2002-2, Class MG, 6.000%, 02/25/17	2,096
1,048		Series 2002-3, Class OG, 6.000%, 02/25/17	1,131
1,930		Series 2002-28, Class LD, 6.000%, 05/25/17	2,087
1,123		Series 2002-58, Class HC, 5.500%, 09/25/17	1,221
2,239		Series 2002-59, Class UC, 5.500%, 09/25/17	2,439
715		Series 2002-63, Class KC, 5.000%, 10/25/17	762
2,226		Series 2003-3, Class PD, 5.000%, 08/25/16	2,261
8,009		Series 2003-5, Class SE, IF, IO, 7.397%, 08/25/22	687
2,595		Series 2003-16, Class LJ, 5.000%, 03/25/18	2,802
231		Series 2003-21, Class M, 5.000%, 02/25/17	236
13,337		Series 2003-25, Class CS, IF, IO, 7.397%, 03/25/17	425
3,166		Series 2003-25, Class SC, IF, IO, 7.397%, 03/25/17	66
2,584		Series 2003-42, Class CI, IO, 6.500%, 05/25/33	508
3,669		Series 2003-49, Class IO, IO, 6.500%, 06/25/33	722
7,488		Series 2003-57, Class IB, IO, 5.000%, 06/25/18	458
7,639		Series 2003-69, Class GI, IO, 5.000%, 12/25/31	587
5,720		Series 2003-89, Class DC, 5.000%, 12/25/32	6,249
3,629		Series 2003-92, Class HP, 4.500%, 09/25/18	3,907
46		Series 2003-108, Class HA, 5.000%, 01/25/27	46
1,092		Series 2003-120, Class BQ, 4.000%, 09/25/16	1,108
3,221		Series 2003-129, Class ME, 5.000%, 08/25/23	3,509
7,366		Series 2004-65, Class EJ, 5.000%, 05/25/23	7,648
1,357		Series 2004-72, Class F, VAR, 0.753%, 09/25/34	1,369
386		Series 2004-101, Class AR, 5.500%, 01/25/35	435
957		Series 2005-1, Class HC, 5.000%, 09/25/28	983
16,338		Series 2005-19, Class PA, 5.500%, 07/25/34	18,138
5,016		Series 2005-19, Class SK, IF, IO, 6.497%, 11/25/22	256
748		Series 2005-27, Class TH, 5.500%, 07/25/31	775
4,345		Series 2005-30, Class TA, 5.000%, 04/25/22	4,443
4,994		Series 2005-38, Class FK, VAR, 0.553%, 05/25/35	4,999
807		Series 2005-40, Class YA, 5.000%, 09/25/20	837
421		Series 2005-47, Class AN, 5.000%, 12/25/16	425
472		Series 2005-48, Class OM, 5.000%, 03/25/30	484
703		Series 2005-68, Class JK, 5.250%, 05/25/35	703
549		Series 2005-84, Class MB, 5.750%, 10/25/35	623
1,802		Series 2005-104, Class YA, 5.500%, 10/25/19	1,826
6,522		Series 2006-22, Class DV, 5.500%, 03/25/17	7,019
3,999		Series 2006-39, Class WB, 5.500%, 10/25/30	4,208
11,783		Series 2006-58, Class ST, IF, IO, 6.897%, 07/25/36	2,254
1,522		Series 2006-102, Class MA, 6.000%, 07/25/27	1,529
1,441		Series 2007-16, Class FC, VAR, 1.003%, 03/25/37	1,439
2,947		Series 2007-22, Class SC, IF, IO, 5.827%, 03/25/37	267
18,848		Series 2007-33, Class MS, IF, IO, 6.337%, 04/25/37	2,847
3,015		Series 2007-47, Class PA, 5.000%, 02/25/28	3,048
5,236		Series 2007-54, Class FA, VAR, 0.653%, 06/25/37	5,260
6,709		Series 2007-76, Class DB, 6.000%, 05/25/33	7,191
2,488		Series 2007-79, Class MA, 5.500%, 12/25/28	2,543
20,351		Series 2007-85, Class SH, IF, IO, 6.247%, 09/25/37	2,598
17,769		Series 2007-95, Class A1, VAR, 0.503%, 08/27/36	17,702

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued

Agency CMO — Continued
4,353	Series 2007-106, Class A7, VAR, 6.037%, 10/25/37	4,654
7,280	Series 2008-18, Class SE, IF, IO, 6.017%, 03/25/38	959
76,349	Series 2008-35, Class EI, IO, VAR, 1.555%, 03/25/12	954
1,793	Series 2008-72, Class IO, IO, 5.000%, 08/25/28	221
2,354	Series 2008-77, Class VA, 6.000%, 07/25/19	2,654
17,963	Series 2008-81, Class KA, 5.000%, 10/25/22	18,904
32,086	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	3,362
7,334	Series 2009-29, Class LA, VAR, 5.342%, 05/25/39	6,900
65,220	Series 2009-70, Class IN, IO, 4.500%, 08/25/19	5,952
9,543	Series 2009-108, Class VN, 5.000%, 09/25/39	10,533
90,239	Series 2009-112, Class SW, IF, IO, 5.997%, 01/25/40	9,927
12,033	Series 2010-9, Class PA, 4.500%, 10/25/39	12,428
9,223	Series 2010-19, Class VA, 5.000%, 02/25/21	10,153
19,075	Series 2010-60, Class IO, IO, 4.000%, 06/25/20	1,735
18,638	Series 2010-64, Class DM, 5.000%, 06/25/40	20,401
24,359	Series 2010-111, Class AE, 5.500%, 04/25/38	26,495
18	Series G-11, Class Z, 8.500%, 05/25/21	21
8	Series G-22, Class ZT, 8.000%, 12/25/16	10
9	Series G-41, Class PT, 7.500%, 10/25/21	10
1,251	Series G92-19, Class M, 8.500%, 04/25/22	1,531
34	Series G92-35, Class E, 7.500%, 07/25/22	40
1,078	Series G92-35, Class EA, 8.000%, 07/25/22	1,305
17	Series G92-40, Class ZC, 7.000%, 07/25/22	19
148	Series G92-44, Class ZQ, 8.000%, 07/25/22	179
38	Series G92-54, Class ZQ, 7.500%, 09/25/22	44
5,708	Series G92-64, Class J, 8.000%, 11/25/22	6,909
2,289	Series G92-66, Class K, 8.000%, 12/25/22	2,770
2,200	Series G94-6, Class PJ, 8.000%, 05/17/24	2,584
	Federal National Mortgage Association STRIPS,
1	Series 25, Class 1, 6.000%, 02/01/13	1
112	Series 108, Class 1, PO, 03/01/20	110
3	Series 268, Class 2, IO, 9.000%, 02/01/23	1
4,043	Series 334, Class 9, IO, 6.000%, 03/01/33	728
2,038	Series 334, Class 13, IO, VAR, 6.000%, 03/01/33	366
1,814	Series 334, Class 17, IO, VAR, 6.500%, 02/01/33	338
2,438	Series 334, Class 24, IO, VAR, 5.000%, 02/01/18	228
14,867	Series 343, Class 21, IO, 4.000%, 09/01/18	1,468
6,242	Series 345, Class 22, IO, VAR, 4.500%, 05/01/20	637
2,561	Series 351, Class 28, IO, VAR, 5.000%, 04/01/19	298
1,738	Series 356, Class 16, IO, VAR, 5.500%, 06/01/35	286
1,829	Series 359, Class 16, IO, VAR, 5.500%, 10/01/35	307
2,301	Series 369, Class 19, IO, VAR, 6.000%, 10/01/36	368
1,314	Series 369, Class 26, IO, VAR, 6.500%, 10/01/36	236
6,707	Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	958
9,954	Series 394, Class C3, IO, 6.500%, 09/25/38	1,293
	Federal National Mortgage Association Whole Loan,
2	Series 1995-W3, Class A, 9.000%, 04/25/25	3
18,508	Series 2007-W1, Class 1AF1, VAR, 0.513%, 11/25/46	18,354
	Government National Mortgage Association,
114	Series 1997-12, Class D, 7.500%, 09/20/27	136
2,224	Series 2004-39, Class IN, IO, 5.500%, 06/20/33	377
44,398	Series 2006-23, Class S, IF, IO, 6.247%, 01/20/36	4,819
75,240	Series 2006-26, Class S, IF, IO, 6.247%, 06/20/36	9,079
40,745	Series 2007-16, Class KU, IF, IO, 6.397%, 04/20/37	5,552
12,524	Series 2008-75, Class SP, IF, IO, 7.217%, 08/20/38	1,570
18,421	Series 2009-14, Class KS, IF, IO, 6.047%, 03/20/39	1,733

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued

Agency CMO — Continued
4,931	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	619
44,430	Series 2009-14, Class SA, IF, IO, 5.827%, 03/20/39	4,494
49,646	Series 2009-106, Class XL, IF, IO, 6.497%, 06/20/37	6,349
5,689	Series 2010-14, Class QP, 6.000%, 12/20/39	6,176
31,105	NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.600%, 10/29/20	30,833
24	Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	27

		592,114

Non-Agency CMO — 4.7%
	ABN Amro Mortgage Corp.,
6,653	Series 2003-7, Class A3, 4.500%, 07/25/18	6,798
3,121	Series 2003-9, Class A1, 4.500%, 08/25/18	3,198
829	Series 2003-9, Class A2, 4.500%, 08/25/18	838
20,000	American General Mortgage Loan Trust, Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	20,743
	Banc of America Mortgage Securities, Inc.,
1,872	Series 2004-3, Class 1A23, 4.500%, 04/25/34	1,873
2,185	Series 2004-4, Class 1A9, 5.000%, 05/25/34	2,229
7,636	Series 2004-4, Class 4A1, 4.750%, 05/25/19	7,806
3,454	Series 2004-5, Class 3A5, 4.750%, 06/25/19	3,513
13,033	Series 2004-5, Class 4A1, 4.750%, 06/25/19	13,318
2,111	Series 2004-6, Class 1A8, 5.500%, 07/25/34	2,160
16,646	Series 2005-1, Class 2A1, 5.000%, 02/25/20	16,988
6,713	Series 2007-1, Class 1A7, 5.750%, 03/25/37	6,784
	BCAP LLC Trust,
5,283	Series 2006-RR1, Class PA, 5.000%, 11/25/36	5,298
6,959	Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	7,133
3,561	Series 2010-RR4, Class 4A1, VAR, 0.393%, 01/26/37 (e)	3,489
9,788	Series 2010-RR4, Class 5A7, VAR, 0.573%, 05/26/37 (e)	9,397
14,326	Series 2010-RR5, Class 6A1, VAR, 0.363%, 03/26/37 (e)	14,111
6,866	Series 2010-RR6, Class 23A7, VAR, 0.463%, 06/26/37 (e)	6,849
32,549	Series 2010-RR9, Class 1A3, VAR, 4.839%, 08/28/37 (e)	33,037
403	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 2.818%, 10/25/33	395
654	Cendant Mortgage Corp., Series 2004-3, Class A3, VAR, 5.480%, 06/25/34	664
	Chase Mortgage Finance Corp.,
7,190	Series 2003-S10, Class A1, 4.750%, 11/25/18	7,392
2,193	Series 2003-S13, Class A2, 5.000%, 11/25/33	2,277
413	Citicorp Mortgage Securities, Inc., Series 2004-3, Class A8, 5.250%, 05/25/34	413
	Citigroup Mortgage Loan Trust, Inc.,
2,375	Series 2003-UP3, Class A1, 7.000%, 09/25/33	2,432
9,566	Series 2004-UST1, Class A6, VAR, 5.081%, 08/25/34	9,892
10,917	Series 2008-AR4, Class 1A1A, VAR, 5.415%, 11/25/38	11,026
308	Community Program Loan Trust, Series 1987-A, Class A4, 4.500%, 10/01/18	310
274	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	282
	Countrywide Home Loan Mortgage Pass-Through Trust,
10,929	Series 2003-34, Class A6, 5.250%, 09/25/33	11,193
3,620	Series 2003-J13, Class 1A5, 5.250%, 11/25/14	3,686
7,047	Series 2003-J15, Class 3A1, 5.000%, 01/25/19	7,286
1,654	Series 2004-8, Class 2A1, 4.500%, 06/25/19	1,687
	CS First Boston Mortgage Securities Corp.,
1,869	Series 2003-17, Class 2A6, 3.500%, 07/25/18	1,906
5,322	Series 2003-23, Class 8A1, 5.000%, 09/25/18	5,407
7,176	Series 2004-8, Class 6A1, 4.500%, 12/25/19	7,458
1,261	Series 2007-5, Class 5A5, VAR, 5.500%, 12/25/14	1,228
73	First Horizon Alternative Mortgage Securities, Series 2005-FA7, Class 1A5, 5.500%, 10/25/35	73
	First Horizon Asset Securities, Inc.,

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued

Non-Agency CMO — Continued
8,727	Series 2003-8, Class 2A1, 4.500%, 09/25/18	9,028
5,779	Series 2004-7, Class 2A1, 4.750%, 12/25/19	5,908
	GMAC Mortgage Corp. Loan Trust,
7,977	Series 2003-AR1, Class A4, VAR, 3.408%, 10/19/33	7,981
517	Series 2003-J4, Class 2A1, 4.750%, 09/25/18	533
8,475	GSR Mortgage Loan Trust, Series 2004-10F, Class 1A6, 4.500%, 08/25/19	8,715
2,832	Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 0.613%, 02/25/35	1,903
	JP Morgan Mortgage Trust,
9,702	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	9,970
11,126	Series 2006-A2, Class 4A1, VAR, 2.930%, 08/25/34	11,113
13	Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	15
4,778	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6, VAR, 2.899%, 11/21/34	4,798
344	MASTR Alternative Loans Trust, Series 2004-8, Class 6A1, 5.500%, 09/25/19	352
	MASTR Asset Securitization Trust,
1,974	Series 2002-7, Class 1A1, 5.500%, 11/25/17	2,027
4,916	Series 2003-2, Class 1A1, 5.000%, 03/25/18	5,031
3,202	Series 2003-11, Class 10A1, 5.000%, 12/25/18	3,310
7,196	Series 2004-6, Class 6A1, 4.500%, 07/25/19	7,440
2,938	Series 2006-1, Class 1A1, 5.750%, 05/25/36	3,005
1,995	Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A2, VAR, 0.533%, 08/25/35	1,750
7	Merrill Lynch Trust, Series 44, Class G, 9.000%, 08/20/20	7
612	Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	626
	Nomura Asset Acceptance Corp.,
1,983	Series 2005-AR1, Class 1A1, VAR, 2.851%, 02/25/35	1,517
965	Series 2005-AR2, Class 3A1, VAR, 0.503%, 05/25/35	851
2,622	Series 2005-AR6, Class 4A1, VAR, 0.513%, 12/25/35	1,311
9	Paine Webber CMO Trust, Series L, Class 4, 8.950%, 07/01/18	11
11,152	Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	11,613
	Residential Accredit Loans, Inc.,
689	Series 2003-QR24, Class A7, 4.000%, 07/25/33	592
3,627	Series 2003-QS1, Class A6, 4.250%, 01/25/33	3,506
899	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A5, 6.000%, 11/25/31	890
6,876	Structured Asset Securities Corp., Series 2003-8, Class 1A2, 5.000%, 04/25/18	7,042
6,886	Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VAR, 0.373%, 07/25/36	6,819
4,800	WaMu Mortgage Pass-Through Certificates, Series 2003-S10, Class A4, 4.500%, 10/25/18	4,994
550	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS3, Class 1A4, 6.500%, 05/25/32	551
	Wells Fargo Mortgage-Backed Securities Trust,
8,921	Series 2003-10, Class A1, 4.500%, 09/25/18	9,207
7,484	Series 2003-11, Class 2A1, 4.750%, 10/25/18	7,721
7,290	Series 2003-12, Class A1, 4.750%, 11/25/18	7,533
8,398	Series 2003-12, Class A2, 4.500%, 11/25/18	8,603
763	Series 2003-12, Class A3, 5.000%, 11/25/18	789
6,849	Series 2003-15, Class 1A1, 4.750%, 12/25/18	7,098
9,330	Series 2003-16, Class 2A1, 4.500%, 12/25/18	9,566
5,874	Series 2003-K, Class 1A1, VAR, 4.465%, 11/25/33	5,849
93	Series 2003-K, Class 1A2, VAR, 4.465%, 11/25/33	97
13,637	Series 2003-M, Class A1, VAR, 4.680%, 12/25/33	14,058
7,695	Series 2004-7, Class 2A1, 4.500%, 07/25/19	7,969
3,102	Series 2004-EE, Class 2A2, VAR, 2.857%, 12/25/34	3,058

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued

Non-Agency CMO — Continued
4,003	Series 2004-EE, Class 3A2, VAR, 2.979%, 12/25/34	4,031
8,658	Series 2004-O, Class A1, VAR, 4.859%, 08/25/34	8,857
14,592	Series 2005-1, Class 1A1, 4.750%, 01/25/20	15,022
13,669	Series 2005-13, Class A1, 5.000%, 11/25/20	14,195

		487,431

	Total Collateralized Mortgage Obligations (Cost $1,055,732)	1,079,545

Commercial Mortgage-Backed Securities — 2.5%
	Banc of America Commercial Mortgage, Inc.,
804	Series 2002-2, Class A2, 4.772%, 07/11/43	813
5,212	Series 2004-2, Class A3, 4.050%, 11/10/38	5,300
3,760	Series 2004-5, Class A3, 4.561%, 11/10/41	3,827
	BCRR Trust,
978	Series 2010-LEAF, Class 1A, 4.230%, 02/22/41 (e)	981
2,250	Series 2010-LEAF, Class 10A, 4.230%, 02/22/34 (e)	2,257
14,675	Series 2010-LEAF, Class 13A, 4.230%, 01/22/33 (e)	14,682
33,746	Series 2010-LEAF, Class 35A, 4.230%, 11/22/33 (e)	34,400
20,266	Series 2010-LEAF, Class 36A, 4.230%, 03/22/31 (e)	20,824
	Bear Stearns Commercial Mortgage Securities,
5,504	Series 2002-TOP6, Class A2, 6.460%, 10/15/36	5,741
2,825	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	2,988
370	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.919%, 03/15/49	373
1,771	Commercial Mortgage Acceptance Corp., Series 1998- C2, Class F, VAR, 5.440%, 09/15/30 (e)	1,812
1,330	Commercial Mortgage Asset Trust, Series 1999-C1, Class A4, VAR, 6.975%, 01/17/32	1,443
3,176	Commercial Mortgage Pass-Through Certificates, Series 2005-LP5, Class A2, 4.630%, 05/10/43	3,238
	CS First Boston Mortgage Securities Corp.,
3,935	Series 2001-CF2, Class A4, 6.505%, 02/15/34	3,937
761	Series 2002-CKS4, Class A1, 4.485%, 11/15/36	762
2,593	Series 2005-C6, Class A2FX, VAR, 5.207%, 12/15/40	2,663
16,647	Defeased Loan Trust, Series 2010-1, Class A, 2.360%, 01/13/14 (e)	17,078
	GMAC Commercial Mortgage Securities, Inc.,
1,308	Series 2003-C1, Class A1, 3.337%, 05/10/36	1,327
182	Series 2003-C3, Class A3, 4.646%, 04/10/40	190
2,000	GS Mortgage Securities Corp. II, Series 2001-GL3A, Class A2, VAR, 6.449%, 08/05/18 (e)	2,060
220	LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A2, 4.201%, 12/15/29	222
502	Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2, 4.071%, 10/12/41	502
18,714	Morgan Stanley, 3.000%, 07/17/56	18,697
	Morgan Stanley Capital I,
3,557	Series 2003-T11, Class A3, 4.850%, 06/13/41	3,638
261	Series 2006-T23, Class A1, 5.682%, 08/12/41	263
26,500	Morgan Stanley Reremic Trust, Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	26,581
9,955	Series 2010-HQ4B, Class A7A, 0.000%, 04/16/40 (e)	10,671
2,839	Nomura Asset Securities Corp., Series 1998-D6, Class A1C, 6.690%, 03/15/30	3,018
4,714	Prudential Commercial Mortgage Trust, Series 2003- PWR1, Class A1, 3.669%, 02/11/36	4,732
	Prudential Mortgage Capital Funding LLC,
10,000	Series 2001-ROCK, Class B, 6.760%, 05/10/34	10,197
10,000	Series 2001-ROCK, Class C, 6.936%, 05/10/34	10,146
	TIAA Retail Commercial Trust,
8,964	Series 2001-C1A, Class H, 5.770%, 06/19/33 (e)	9,704
14,650	Series 2001-C1A, Class J, 5.770%, 06/19/33 (e)	15,663
18,325	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.049%, 08/15/39	20,187

	Total Commercial Mortgage- Backed Securities (Cost $259,642)	260,917

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 14.5%

Consumer Discretionary — 0.4%

Auto Components — 0.1%
4,435	Johnson Controls, Inc., 4.875%, 09/15/13	4,804

Automobiles — 0.0% (g)
	Daimler Finance North America LLC,
1,000	5.750%, 09/08/11	1,037
1,000	6.500%, 11/15/13	1,143

		2,180

Media — 0.2%
310	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	356
1,463	Comcast Cable Communications LLC, 7.125%, 06/15/13	1,658
2,160	Cox Communications, Inc., 5.450%, 12/15/14	2,415
4,950	NBC Universal, Inc., 2.100%, 04/01/14 (e)	4,989
	Time Warner Cable, Inc.,
3,990	3.500%, 02/01/15	4,175
400	6.200%, 07/01/13	448
875	7.500%, 04/01/14	1,018
2,000	Viacom, Inc., 4.375%, 09/15/14	2,142
	Walt Disney Co. (The),
585	4.700%, 12/01/12	630
1,775	6.375%, 03/01/12	1,897

		19,728

Multiline Retail — 0.0% (g)
1,256	Kohl’s Corp., 7.375%, 10/15/11	1,327
	Target Corp.,
1,190	5.125%, 01/15/13	1,294
505	6.350%, 01/15/11	509
1,615	Wal-Mart Stores, Inc., 2.250%, 07/08/15	1,642

		4,772

Specialty Retail — 0.1%
	Home Depot, Inc.,
330	5.200%, 03/01/11	334
2,555	5.250%, 12/16/13	2,825
2,675	Staples, Inc., 9.750%, 01/15/14	3,282

		6,441

	Total Consumer Discretionary	37,925

Consumer Staples — 0.6%

Beverages — 0.3%
1,840	Bottling Group LLC, 5.000%, 11/15/13	2,048
5,050	Coca-Cola Co. (The), 3.625%, 03/15/14	5,418
	Coca-Cola Refreshments USA, Inc.,
980	5.000%, 08/15/13	1,083
1,773	7.375%, 03/03/14	2,108
1,585	8.500%, 02/01/12	1,728
475	Diageo Capital plc, (United Kingdom), 5.200%, 01/30/13	517
5,035	Diageo Finance B.V., (Netherlands), 5.500%, 04/01/13	5,529
2,975	PepsiCo, Inc., 3.750%, 03/01/14	3,195
5,325	SABMiller plc, (United Kingdom), 5.500%, 08/15/13 (e)	5,825

		27,451

Food & Staples Retailing — 0.1%
1,250	CVS Caremark Corp., 3.250%, 05/18/15	1,297
2,295	Kroger Co. (The), 7.500%, 01/15/14	2,696
	Wal-Mart Stores, Inc.,
695	4.550%, 05/01/13	756
2,780	7.250%, 06/01/13	3,217

		7,966

Food Products — 0.2%
4,100	Bunge Ltd. Finance Corp., 5.875%, 05/15/13	4,412
	Cargill, Inc.,
1,215	4.375%, 06/01/13 (e)	1,296
1,385	5.000%, 11/15/13 (e)	1,525
1,450	5.200%, 01/22/13 (e)	1,563
	General Mills, Inc.,
2,600	5.250%, 08/15/13	2,882
1,770	5.650%, 09/10/12	1,914
600	HJ Heinz Finance Co., 6.625%, 07/15/11	622
710	Kellogg Co., 4.250%, 03/06/13	758
	Kraft Foods, Inc.,
1,500	5.250%, 10/01/13	1,652
1,115	6.000%, 02/11/13	1,231
2,959	6.250%, 06/01/12	3,179
2,780	6.750%, 02/19/14	3,221

		24,255

Household Products — 0.0% (g)
905	Kimberly-Clark Corp., 5.625%, 02/15/12	958

	Total Consumer Staples	60,630

Energy — 0.3%

Oil, Gas & Consumable Fuels — 0.3%
	Anadarko Petroleum Corp.,
435	5.750%, 06/15/14	467
2,000	7.625%, 03/15/14	2,259
1,390	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14	1,518
800	Chevron Corp., 3.950%, 03/03/14	867
	ConocoPhillips,
1,145	4.750%, 02/01/14	1,266
2,930	9.375%, 02/15/11	2,984
3,158	ConocoPhillips Australia Funding Co., 5.500%, 04/15/13	3,477
5,490	Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	5,762
1,975	Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	2,163

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued

Oil, Gas & Consumable Fuels — Continued
	Shell International Finance B.V., (Netherlands),
2,615	1.875%, 03/25/13	2,667
1,322	3.100%, 06/28/15	1,386
5,225	4.000%, 03/21/14	5,617
2,400	Statoil ASA, (Norway), 5.125%, 04/30/14 (e)	2,674
1,325	XTO Energy, Inc., 4.625%, 06/15/13	1,449

	Total Energy	34,556

Financials — 9.1%

Capital Markets — 2.0%
	Bank of New York Mellon Corp. (The),
1,870	3.100%, 01/15/15	1,953
6,070	4.300%, 05/15/14	6,604
3,000	4.500%, 04/01/13	3,235
5,700	BlackRock, Inc., 3.500%, 12/10/14	5,956
4,915	Charles Schwab Corp. (The), 4.950%, 06/01/14	5,437
2,300	Citicorp, 7.250%, 10/15/11	2,400
	Credit Suisse USA, Inc.,
4,087	5.125%, 01/15/14	4,493
6,020	6.125%, 11/15/11	6,328
4,500	6.500%, 01/15/12	4,776
580	FMR LLC, 4.750%, 03/01/13 (e)	612
	Goldman Sachs Group, Inc. (The),
2,000	3.625%, 08/01/12	2,074
8,405	3.700%, 08/01/15	8,586
2,945	5.000%, 10/01/14	3,175
4,235	5.150%, 01/15/14	4,590
950	5.250%, 04/01/13	1,021
6,015	5.250%, 10/15/13	6,517
5,335	5.450%, 11/01/12	5,739
3,000	5.500%, 11/15/14	3,282
18,840	6.000%, 05/01/14	20,917
	Jefferies Group, Inc.,
9,275	3.875%, 11/09/15	9,175
2,050	5.875%, 06/08/14	2,233
	Lehman Brothers Holdings, Inc.,
2,225	3.950%, 11/10/09 (d)	481
500	5.750%, 07/18/11 (d)	108
1,062	6.625%, 01/18/12 (d)	230
	Merrill Lynch & Co., Inc.,
968	5.000%, 01/15/15	1,009
4,376	5.450%, 02/05/13	4,606
4,591	5.450%, 07/15/14	4,887
13,651	6.150%, 04/25/13	14,641
	Morgan Stanley,
1,600	4.100%, 01/26/15	1,632
3,942	4.200%, 11/20/14	4,080
915	4.750%, 04/01/14	951
7,400	5.250%, 11/02/12	7,901
3,000	5.300%, 03/01/13	3,220
5,805	5.750%, 08/31/12	6,183
13,150	6.000%, 05/13/14	14,336
7,790	Nomura Holdings, Inc., (Japan), 5.000%, 03/04/15	8,228
	Northern Trust Corp.,
1,400	4.625%, 05/01/14	1,535
2,910	5.300%, 08/29/11	3,017
2,795	5.500%, 08/15/13	3,121
5,353	State Street Corp., 4.300%, 05/30/14	5,821
	UBS AG, (Switzerland),
488	2.250%, 08/12/13	495
6,670	3.875%, 01/15/15	7,002

		202,587

Commercial Banks — 2.6%
1,000	American Express Bank FSB, 5.500%, 04/16/13	1,080
1,190	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	1,211
2,345	Bank of America Corp., 5.375%, 09/11/12	2,486
	Bank of Nova Scotia, (Canada),
5,236	1.650%, 10/29/15 (e)	5,147
5,300	2.250%, 01/22/13	5,434
2,782	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 2.600%, 01/22/13 (e)	2,858
	Barclays Bank plc, (United Kingdom),
8,995	2.500%, 01/23/13	9,155
10,925	2.500%, 09/21/15 (e)	10,733
4,450	3.900%, 04/07/15	4,647
2,980	5.200%, 07/10/14	3,258
	BB&T Corp.,
5,269	3.375%, 09/25/13	5,538
6,745	3.850%, 07/27/12	7,036
4,555	4.750%, 10/01/12	4,823
1,232	6.500%, 08/01/11	1,277
5,000	BNY Mellon N.A., 4.750%, 12/15/14	5,499
3,385	Branch Banking & Trust Co., 4.875%, 01/15/13	3,608
3,000	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	3,095
1,290	Comerica, Inc., 3.000%, 09/16/15	1,296
	Credit Suisse, (Switzerland),
5,225	3.450%, 07/02/12	5,427
7,820	3.500%, 03/23/15	8,138
6,514	5.000%, 05/15/13	7,043
3,600	5.500%, 05/01/14	3,991
	Deutsche Bank AG, (Germany),
8,290	2.375%, 01/11/13	8,465
3,890	3.875%, 08/18/14	4,134
1,445	4.875%, 05/20/13	1,558
600	5.375%, 10/12/12	646

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued

Commercial Banks — Continued
6,640	Deutsche Bank Financial LLC, 5.375%, 03/02/15	7,267
12,209	DnB NOR Boligkreditt, (Norway), 2.100%, 10/14/15 (e)	12,093
4,000	HSBC Bank USA N.A., 4.625%, 04/01/14	4,240
1,650	HSBC Holdings plc, (United Kingdom), 5.250%, 12/12/12	1,760
	KeyBank N.A.,
1,778	5.500%, 09/17/12	1,883
750	5.700%, 08/15/12	796
1,290	5.800%, 07/01/14	1,403
720	KeyCorp, 6.500%, 05/14/13	787
1,525	M&I Marshall & Ilsley Bank, 5.150%, 02/22/12	1,514
805	M&T Bank Corp., 5.375%, 05/24/12	851
1,213	Mellon Funding Corp., 6.400%, 05/14/11	1,244
5,070	National Australia Bank Ltd., (Australia), 2.500%, 01/08/13 (e)	5,200
800	National City Corp., 4.900%, 01/15/15	874
2,500	Nordea Bank AB, (Sweden), 1.750%, 10/04/13 (e)	2,505
6,665	PNC Funding Corp., 3.625%, 02/08/15	6,941
10,000	Rabobank Nederland N.V., (Netherlands), 3.200%, 03/11/15 (e)	10,359
5,543	SouthTrust Corp., 5.800%, 06/15/14	6,069
	SunTrust Banks, Inc.,
3,272	5.250%, 11/05/12	3,447
1,000	6.375%, 04/01/11	1,018
6,100	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	6,178
	U.S. Bancorp,
5,938	2.875%, 11/20/14	6,161
1,595	4.200%, 05/15/14	1,728
	U.S. Bank N.A.,
4,020	4.950%, 10/30/14	4,475
6,202	6.300%, 02/04/14	7,030
5,400	Union Planters Corp., 4.375%, 12/01/10	5,400
10,378	Wachovia Bank N.A., 4.800%, 11/01/14	11,164
	Wachovia Corp.,
630	4.875%, 02/15/14	672
3,000	5.250%, 08/01/14	3,228
2,315	5.500%, 05/01/13	2,534
	Wells Fargo & Co.,
9,420	3.750%, 10/01/14	9,943
6,780	4.375%, 01/31/13	7,210
5,770	4.625%, 04/15/14	6,123
2,240	6.375%, 08/01/11	2,322
	Westpac Banking Corp., (Australia),
6,973	2.250%, 11/19/12	7,147
3,560	4.200%, 02/27/15	3,809

		272,958

Consumer Finance — 1.0%
6,262	American Express Co., 7.250%, 05/20/14	7,207
	American Express Credit Corp.,
4,964	5.875%, 05/02/13	5,415
9,565	7.300%, 08/20/13	10,828
	American Honda Finance Corp.,
5,730	2.375%, 03/18/13 (e)	5,850
5,940	4.625%, 04/02/13 (e)	6,366
1,000	5.125%, 12/15/10 (e)	1,001
	Boeing Capital Corp.,
1,192	5.800%, 01/15/13	1,310
3,200	6.500%, 02/15/12	3,418
2,000	Capital One Bank USA N.A.,
	5.125%, 02/15/14	2,161
	Capital One Financial Corp.,
500	5.500%, 06/01/15	551
2,260	7.375%, 05/23/14	2,609
1,490	FIA Card Services N.A., 7.125%, 11/15/12	1,612
	HSBC Finance Corp.,
7,250	4.750%, 07/15/13	7,675
547	5.250%, 01/14/11	550
1,625	5.250%, 04/15/15 (c)	1,763
3,500	5.900%, 06/19/12	3,710
9,601	6.375%, 10/15/11	10,035
3,470	6.375%, 11/27/12	3,774
2,830	7.000%, 05/15/12	3,042
	John Deere Capital Corp.,
1,335	2.950%, 03/09/15	1,401
2,450	4.500%, 04/03/13	2,639
325	4.950%, 12/17/12	351
2,327	5.100%, 01/15/13	2,527
6,770	5.250%, 10/01/12	7,325
2,044	5.650%, 07/25/11	2,113
	MBNA Corp.,
1,860	6.125%, 03/01/13	1,998
500	7.500%, 03/15/12	534
2,737	Toyota Motor Credit Corp., 3.200%, 06/17/15	2,911
993	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	997
2,000	Washington Mutual Finance Corp., 6.875%, 05/15/11	2,051

		103,724

Diversified Financial Services — 2.3%
3,000	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	3,148
	Bank of America Corp.,
6,005	4.900%, 05/01/13	6,322
975	5.125%, 11/15/14	1,031

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued

Diversified Financial Services — Continued
388	7.125%, 10/15/11	408
14,040	7.375%, 05/15/14	15,688
	BP Capital Markets plc, (United Kingdom),
1,190	3.125%, 03/10/12	1,217
1,870	3.625%, 05/08/14	1,942
2,000	3.875%, 03/10/15	2,082
3,015	5.250%, 11/07/13	3,278
	Caterpillar Financial Services Corp.,
6,687	4.850%, 12/07/12	7,204
1,665	4.900%, 08/15/13	1,830
600	5.750%, 02/15/12	635
1,270	6.125%, 02/17/14	1,456
1,880	6.200%, 09/30/13	2,137
	Citigroup, Inc.,
3,450	5.500%, 08/27/12	3,675
10,820	5.500%, 04/11/13	11,598
6,000	5.850%, 07/02/13	6,499
17,630	6.000%, 12/13/13	19,283
1,385	6.010%, 01/15/15	1,511
6,445	6.375%, 08/12/14	7,139
4,428	6.500%, 08/19/13	4,884
	CME Group, Inc.,
9,813	5.400%, 08/01/13	10,890
1,070	5.750%, 02/15/14	1,205
1,000	Diageo Investment Corp., 9.000%, 08/15/11	1,058
3,710	ERAC USA Finance LLC, 2.750%, 07/01/13 (e)	3,793
	General Electric Capital Corp.,
10,055	3.500%, 06/29/15	10,395
5,000	3.750%, 11/14/14	5,263
5,000	4.750%, 09/15/14	5,414
2,736	4.875%, 03/04/15	2,968
10,500	5.250%, 10/19/12	11,266
13,757	5.450%, 01/15/13	14,866
11,926	5.500%, 06/04/14	13,263
3,225	5.650%, 06/09/14	3,583
14,910	5.875%, 02/15/12	15,739
14,402	5.900%, 05/13/14	16,076
7,815	6.000%, 06/15/12	8,379
4,365	NASDAQ OMX Group, Inc. (The), 4.000%, 01/15/15	4,519
885	National Rural Utilities Cooperative Finance Corp., 2.625%, 09/16/12	912

		232,556

FDIC Guaranteed Securities (~) — 0.1%
	General Electric Capital Corp.,
2,500	2.625%, 12/28/12	2,604
3,530	3.000%, 12/09/11	3,623
3,150	Morgan Stanley, 3.250%, 12/01/11	3,237
2,220	Wells Fargo & Co., 3.000%, 12/09/11	2,278

		11,742

Insurance — 0.9%
5,000	ACE INA Holdings, Inc., 5.600%, 05/15/15	5,600
1,420	Allstate Corp. (The), 5.000%, 08/15/14	1,570
8,290	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	9,084
920	AON Corp., 3.500%, 09/30/15	933
	Berkshire Hathaway Finance Corp.,
6,615	4.000%, 04/15/12	6,907
2,495	5.000%, 08/15/13	2,749
4,435	CNA Financial Corp., 5.850%, 12/15/14	4,755
	Jackson National Life Global Funding,
1,000	5.125%, 02/10/11 (e)	1,008
5,938	5.375%, 05/08/13 (e)	6,407
	MassMutual Global Funding II,
1,084	2.300%, 09/28/15 (e)	1,084
3,445	3.625%, 07/16/12 (e)	3,580
	Metropolitan Life Global Funding I,
3,463	2.500%, 01/11/13 (e)	3,548
836	2.500%, 09/29/15 (e)	831
11,835	2.875%, 09/17/12 (e)	12,163
2,645	5.125%, 04/10/13 (e)	2,864
1,200	5.200%, 09/18/13 (e)	1,312
1,000	Monumental Global Funding II, 5.650%, 07/14/11 (e)	1,020
2,000	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	2,160
	New York Life Global Funding,
2,730	3.000%, 05/04/15 (e)	2,848
2,400	4.650%, 05/09/13 (e)	2,585
285	5.250%, 10/16/12 (e)	307
1,400	Pacific Life Global Funding, 5.150%, 04/15/13 (e)	1,505
	Pricoa Global Funding I,
500	4.625%, 06/25/12 (e)	526
1,125	5.400%, 10/18/12 (e)	1,200
3,450	5.450%, 06/11/14 (e)	3,841
1,000	5.625%, 05/24/11 (e)	1,023
609	Principal Life Global Funding I, 6.250%, 02/15/12 (e)	638
	Principal Life Income Funding Trusts,
1,060	5.150%, 06/17/11	1,080
1,110	5.300%, 12/14/12	1,201
4,125	5.300%, 04/24/13	4,493
550	Travelers Property Casualty Corp., 5.000%, 03/15/13	598

		89,420

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued

Real Estate Investment Trusts (REITs) — 0.0% (g)
	Simon Property Group LP,
673	4.200%, 02/01/15	718
1,470	5.375%, 06/01/11	1,489
1,125	6.750%, 05/15/14	1,289

		3,496

Thrifts & Mortgage Finance — 0.2%
2,150	Countrywide Financial Corp., 5.800%, 06/07/12	2,260
1,100	Golden West Financial Corp., 4.750%, 10/01/12	1,169
15,324	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	15,390

		18,819

	Total Financials	935,302

Health Care — 0.2%

Health Care Equipment & Supplies — 0.1%
	Baxter International, Inc.,
1,650	1.800%, 03/15/13	1,682
255	4.000%, 03/01/14	276
1,925	Medtronic, Inc., 3.000%, 03/15/15	2,018

		3,976

Health Care Providers & Services — 0.0% (g)
820	Medco Health Solutions, Inc., 2.750%, 09/15/15	830
550	WellPoint Health Networks, Inc., 6.375%, 01/15/12	580
215	WellPoint, Inc., 6.000%, 02/15/14	242

		1,652

Pharmaceuticals — 0.1%
2,635	Abbott Laboratories, 2.700%, 05/27/15	2,745
850	Eli Lilly & Co., 3.550%, 03/06/12	879
2,000	GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	2,186
2,525	Merck & Co., Inc., 4.750%, 03/01/15	2,843
2,793	Wyeth, 5.500%, 02/01/14	3,152

		11,805

	Total Health Care	17,433

Industrials — 0.6%

Aerospace & Defense — 0.1%
2,335	BAE Systems Holdings, Inc., 5.200%, 08/15/15 (e)	2,548
	Boeing Co. (The),
1,000	3.500%, 02/15/15	1,070
2,135	5.000%, 03/15/14	2,383
2,190	5.125%, 02/15/13	2,384
2,460	General Dynamics Corp., 5.250%, 02/01/14	2,758
1,000	Northrop Grumman Corp., 3.700%, 08/01/14	1,070
612	United Technologies Corp., 6.100%, 05/15/12	660

		12,873

Air Freight & Logistics — 0.0% (g)
2,540	United Parcel Service, Inc., 4.500%, 01/15/13	2,731

Commercial Services & Supplies — 0.0% (g)
2,375	Pitney Bowes, Inc., 4.875%, 08/15/14	2,546
1,100	Waste Management, Inc., 6.375%, 11/15/12	1,206

		3,752

Industrial Conglomerates — 0.1%
3,767	General Electric Co., 5.000%, 02/01/13	4,051
	Honeywell International, Inc.,
1,115	3.875%, 02/15/14	1,205
1,285	4.250%, 03/01/13	1,383
1,705	5.625%, 08/01/12	1,839

		8,478

Machinery — 0.1%
745	Caterpillar, Inc., 7.000%, 12/15/13	872
1,475	Deere & Co., 6.950%, 04/25/14	1,741
	PACCAR, Inc.,
100	6.375%, 02/15/12	106
1,150	6.875%, 02/15/14	1,335

		4,054

Road & Rail — 0.3%
	Burlington Northern Santa Fe LLC,
5,596	5.900%, 07/01/12	6,011
3,170	6.750%, 07/15/11	3,294
2,000	7.000%, 02/01/14	2,327
	Canadian National Railway Co., (Canada),
4,485	4.400%, 03/15/13	4,823
605	4.950%, 01/15/14	669
539	6.375%, 10/15/11	565
	CSX Corp.,
3,330	6.300%, 03/15/12	3,553
1,100	9.780%, 02/14/11	1,113
2,075	Norfolk Southern Corp., 6.750%, 02/15/11	2,098
1,000	Ryder System, Inc., 3.600%, 03/01/16	1,014
	Union Pacific Corp.,
1,433	5.125%, 02/15/14	1,578
4,235	5.450%, 01/31/13	4,600

		31,645

	Total Industrials	63,533

Information Technology — 0.6%

Communications Equipment — 0.0% (g)
	Cisco Systems, Inc.,
1,230	2.900%, 11/17/14	1,294
900	5.250%, 02/22/11	910

		2,204

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued

Computers & Peripherals — 0.2%
	Dell, Inc.,
3,378	2.300%, 09/10/15	3,331
790	3.375%, 06/15/12	819
2,310	4.700%, 04/15/13	2,498
745	5.625%, 04/15/14	832
	Hewlett-Packard Co.,
490	2.950%, 08/15/12	508
350	4.500%, 03/01/13	377
2,500	4.750%, 06/02/14	2,772
6,905	6.125%, 03/01/14	7,888
950	6.500%, 07/01/12	1,034
	International Business Machines Corp.,
1,655	2.100%, 05/06/13	1,705
2,330	4.750%, 11/29/12	2,517
1,250	6.500%, 10/15/13	1,439
650	7.500%, 06/15/13	756

		26,476

Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
805	3.375%, 11/01/15	793
7,416	6.875%, 07/01/13	8,213

		9,006

IT Services — 0.1%
7,130	Electronic Data Systems LLC, 6.000%, 08/01/13	8,035

Office Electronics — 0.1%
	Xerox Corp.,
2,655	5.500%, 05/15/12	2,806
766	5.650%, 05/15/13	833
1,000	6.875%, 08/15/11	1,040
2,505	8.250%, 05/15/14	2,982

		7,661

Software — 0.1%
2,691	Intuit, Inc., 5.400%, 03/15/12	2,831
3,155	Microsoft Corp., 2.950%, 06/01/14	3,320
	Oracle Corp.,
4,025	3.750%, 07/08/14	4,351
3,535	4.950%, 04/15/13	3,876

		14,378

	Total Information Technology	67,760

Materials — 0.4%

Chemicals — 0.3%
845	Air Products & Chemicals, Inc., 4.150%, 02/01/13	892
835	Dow Chemical Co. (The), 4.850%, 08/15/12	885
	EI du Pont de Nemours & Co.,
3,225	3.250%, 01/15/15	3,415
1,708	5.000%, 01/15/13	1,853
2,856	EI Du Pont de Nemours & Co., 1.950%, 01/15/16	2,828
	Potash Corp. of Saskatchewan, Inc., (Canada),
1,318	3.750%, 09/30/15	1,385
3,025	7.750%, 05/31/11	3,130
5,994	PPG Industries, Inc., 5.750%, 03/15/13	6,546
	Praxair, Inc.,
3,045	1.750%, 11/15/12	3,102
2,240	2.125%, 06/14/13	2,299
1,920	3.950%, 06/01/13	2,052
830	4.625%, 03/30/15	921

		29,308

Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
695	4.800%, 04/15/13	754
2,443	5.125%, 03/29/12	2,574
950	6.750%, 11/01/13	1,087
650	Nucor Corp., 5.000%, 06/01/13	707
	Rio Tinto Finance USA Ltd., (Australia),
1,160	1.875%, 11/02/15	1,134
5,325	8.950%, 05/01/14	6,517

		12,773

	Total Materials	42,081

Telecommunication Services — 1.2%

Diversified Telecommunication Services — 0.9%
3,635	AT&T Corp., 7.300%, 11/15/11	3,861
	AT&T, Inc.,
11,875	4.950%, 01/15/13	12,789
1,875	5.875%, 02/01/12	1,983
16,135	6.700%, 11/15/13	18,546
2,615	BellSouth Corp., 5.200%, 09/15/14	2,907
	British Telecommunications plc, (United Kingdom),
4,050	5.150%, 01/15/13	4,322
5,430	9.375%, 12/15/10	5,448
	Deutsche Telekom International Finance B.V., (Netherlands),
3,380	4.875%, 07/08/14	3,695
2,000	5.375%, 03/23/11	2,029
550	5.875%, 08/20/13	612
6,510	France Telecom S.A., (France), 4.375%, 07/08/14	7,076
	Telecom Italia Capital S.A., (Luxembourg),
1,700	4.950%, 09/30/14	1,777
1,450	6.175%, 06/18/14	1,570
	Telefonica Emisiones S.A.U., (Spain),
1,280	4.949%, 01/15/15	1,360
2,110	5.855%, 02/04/13	2,265
	Verizon Communications, Inc.,
14,065	4.350%, 02/15/13	15,087
771	5.250%, 04/15/13	845

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued

Diversified Telecommunication Services — Continued
2,335	Verizon Florida LLC, 6.125%, 01/15/13	2,562
1,982	Verizon Global Funding Corp., 4.375%, 06/01/13	2,139
735	Verizon Maryland, Inc., 6.125%, 03/01/12	779
3,102	Verizon New Jersey, Inc., 5.875%, 01/17/12	3,265

		94,917

Wireless Telecommunication Services — 0.3%
15,094	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	16,844
	New Cingular Wireless Services, Inc.,
3,080	7.875%, 03/01/11	3,136
4,511	8.125%, 05/01/12	4,960
	Vodafone Group plc, (United Kingdom),
2,000	4.150%, 06/10/14	2,134
425	VAR, 0.632%, 06/15/11	425

		27,499

	Total Telecommunication Services	122,416

Utilities — 1.1%

Electric Utilities — 0.7%
490	Alabama Power Co., 4.850%, 12/15/12	528
	CenterPoint Energy Houston Electric LLC,
700	5.700%, 03/15/13	771
610	5.750%, 01/15/14	684
1,805	7.000%, 03/01/14	2,102
1,471	Duke Energy Carolinas LLC, 5.750%, 11/15/13	1,664
	Duke Energy Corp.,
1,565	3.350%, 04/01/15	1,645
1,095	3.950%, 09/15/14	1,170
5,085	5.650%, 06/15/13	5,627
1,478	6.300%, 02/01/14	1,673
537	Duke Energy Ohio, Inc., 2.100%, 06/15/13	550
1,000	Exelon Corp., 4.900%, 06/15/15	1,087
1,539	Exelon Generation Co. LLC, 5.350%, 01/15/14	1,695
2,500	FirstEnergy Corp., 6.450%, 11/15/11	2,615
	FPL Group Capital, Inc.,
1,239	5.350%, 06/15/13	1,354
2,000	5.625%, 09/01/11	2,072
4,803	Georgia Power Co., 6.000%, 11/01/13	5,453
225	MidAmerican Energy Co., 5.125%, 01/15/13	244
	Midamerican Energy Holdings Co.,
1,025	3.150%, 07/15/12	1,059
1,567	5.875%, 10/01/12	1,700
2,400	Midamerican Funding LLC, 6.750%, 03/01/11	2,437
2,010	Nisource Finance Corp., 6.150%, 03/01/13	2,209
1,060	Northern States Power Co., 8.000%, 08/28/12	1,186
2,210	Ohio Power Co., 5.750%, 09/01/13	2,439
1,650	Oncor Electric Delivery Co. LLC, 6.375%, 01/15/15	1,905
	PacifiCorp,
750	4.950%, 08/15/14	835
3,565	6.900%, 11/15/11	3,779
716	Peco Energy Co., 5.000%, 10/01/14	799
1,837	PPL Electric Utilities Corp., 7.125%, 11/30/13	2,141
	Progress Energy, Inc.,
295	6.050%, 03/15/14	332
557	7.100%, 03/01/11	566
1,683	PSEG Power LLC, 2.500%, 04/15/13	1,728
	Public Service Electric & Gas Co.,
400	2.700%, 05/01/15	413
1,200	5.000%, 08/15/14	1,336
745	Southern California Edison Co., 4.150%, 09/15/14	813
2,952	Southern Co., 4.150%, 05/15/14	3,163
	Spectra Energy Capital LLC,
4,155	5.668%, 08/15/14	4,639
669	6.250%, 02/15/13	730
	Virginia Electric and Power Co.,
1,000	4.750%, 03/01/13	1,076
4,460	5.100%, 11/30/12	4,819

		71,038

Gas Utilities — 0.3%
810	AGL Capital Corp., 4.450%, 04/15/13	858
	Atmos Energy Corp.,
1,748	4.950%, 10/15/14	1,911
6,915	7.375%, 05/15/11	7,113
	CenterPoint Energy Resources Corp.,
1,000	5.950%, 01/15/14	1,104
1,600	7.750%, 02/15/11	1,622
1,455	7.875%, 04/01/13	1,659
2,000	Consolidated Natural Gas Co., 5.000%, 03/01/14	2,187
668	Southern California Gas Co., 5.500%, 03/15/14	750
10,025	TransCanada PipeLines Ltd., (Canada), 4.000%, 06/15/13	10,725

		27,929

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued

Multi-Utilities — 0.1%
		Dominion Resources, Inc.,
425		4.750%, 12/15/10	425
1,610		5.700%, 09/17/12	1,742
1,515		PG&E Corp., 5.750%, 04/01/14	1,686
		Sempra Energy,
1,210		6.000%, 02/01/13	1,324
6,010		8.900%, 11/15/13	7,144
1,815		Wisconsin Electric Power Co., 6.000%, 04/01/14	2,075

			14,396

		Total Utilities	113,363

		Total Corporate Bonds (Cost $1,452,574)	1,494,999

Foreign Government Securities — 0.2%
247		Province of Manitoba, (Canada), 2.125%, 04/22/13	255
		Province of Ontario, (Canada),
8,655		2.700%, 06/16/15	8,980
6,530		2.950%, 02/05/15	6,862
1,250		4.100%, 06/16/14	1,366
3,420		United Mexican States, (Mexico), 6.375%, 01/16/13	3,770

		Total Foreign Government Securities (Cost $20,289)	21,233

Mortgage Pass-Through Securities — 8.6%
		Federal Home Loan Mortgage Corp.,
121		ARM, 2.428%, 01/01/27	126
409		ARM, 2.560%, 03/01/35	427
153		ARM, 2.575%, 12/01/27	160
10		ARM, 3.762%, 12/01/17	10
8,895		ARM, 4.174%, 03/01/36	9,325
6,232		ARM, 4.733%, 10/01/35	6,572
6,670		ARM, 5.039%, 03/01/35	7,038
4,729		ARM, 5.563%, 01/01/38	5,013
851		ARM, 5.570%, 07/01/36	896
369		ARM, 5.585%, 04/01/37	391
5,219		ARM, 5.647%, 03/01/36	5,481
5,004		ARM, 5.652%, 04/01/38	5,308
592		ARM, 5.698%, 08/01/37	628
1,899		ARM, 5.717%, 03/01/37	2,015
15,837		ARM, 5.742%, 06/01/37	16,822
7,841		ARM, 5.768%, 06/01/37	8,330
3,814		ARM, 5.792%, 05/01/37	4,068
2,492		ARM, 5.816%, 11/01/36	2,646
2,987		ARM, 5.856%, 08/01/37	3,178
1,113		ARM, 5.905%, 08/01/36	1,191
4,282		ARM, 5.907%, 12/01/36	4,556
2,356		ARM, 5.934%, 02/01/37	2,501
3,049		ARM, 5.961%, 08/01/36	3,216
1,459		ARM, 6.009%, 10/01/37	1,553
2,104		ARM, 6.040%, 03/01/37	2,243
6		ARM, 6.067%, 01/01/27	6
3,076		ARM, 6.082%, 03/01/37	3,278
782		ARM, 6.103%, 06/01/36	822
2,584		ARM, 6.191%, 04/01/37	2,755
6,223		ARM, 6.222%, 10/01/36	6,587
1,834		ARM, 6.223%, 12/01/36	1,947
3,248		ARM, 6.410%, 12/01/36	3,491
1,319		ARM, 6.414%, 02/01/37	1,416
4,280		ARM, 6.423%, 01/01/37	4,560
2,189		ARM, 6.433%, 08/01/36	2,319
1,397		ARM, 6.481%, 11/01/37	1,508
1,059		ARM, 6.648%, 08/01/37	1,131
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
6,972		4.000%, 07/01/18 - 07/01/19	7,315
3,159		4.500%, 04/01/16 - 10/01/18	3,354
19,188		5.000%, 03/01/18 - 04/01/19	20,570
30,816		5.500%, 11/01/12 - 10/01/23	33,510
34,341		6.000%, 06/01/11 - 12/01/23	37,574
3,232		6.500%, 02/01/11 - 01/01/17	3,530
38		7.000%, 01/01/12 - 03/01/15	40
4		7.500%, 05/01/11 - 11/01/11	4
1		8.000%, 12/01/10 - 01/01/12	1
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
3,844		6.000%, 01/01/19 - 10/01/24	4,257
11,640		6.500%, 08/01/18 - 03/01/26	12,920
52		7.000%, 03/01/14	56
285		7.500%, 10/01/16 - 07/01/18	316
		Federal Home Loan Mortgage
		Corp. Gold Pools, 30 Year,
		Single Family,
1,425		6.000%, 09/01/17 - 07/01/32	1,562
–	(h)	6.500%, 07/01/13	1
2,887		7.000%, 08/01/38	3,268
		Federal Home Loan Mortgage
		Corp. Gold Pools, FHA/VA,
22,429		7.500%, 12/01/36	25,839
8,403		10.000%, 10/01/30	10,016
		Federal Home Loan Mortgage
		Corp., 30 Year, Single Family,
68		8.000%, 04/01/17 - 05/01/19	76
13		8.250%, 08/01/17	13
		Federal National Mortgage Association,
344		ARM, 2.041%, 01/01/35	357
61		ARM, 2.114%, 03/01/19	63
22		ARM, 2.469%, 05/01/25	23
1		ARM, 2.470%, 10/01/27	1
24		ARM, 2.537%, 06/01/27	26
1,901		ARM, 2.779%, 09/01/34	1,989
11		ARM, 2.848%, 10/01/25	12
1,093		ARM, 2.952%, 12/01/35	1,148
42		ARM, 3.029%, 07/01/27	43
32		ARM, 3.043%, 01/01/19	32
4,902		ARM, 3.255%, 03/01/36	5,149
5,654		ARM, 3.494%, 10/01/35	5,933
31		ARM, 3.750%, 11/01/16	32
9,935		ARM, 3.895%, 03/01/36	10,447
8,432		ARM, 4.078%, 03/01/36	8,868

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
11	ARM, 4.174%, 08/01/19	11
18	ARM, 4.625%, 08/01/17	19
428	ARM, 5.235%, 04/01/36	452
743	ARM, 5.257%, 01/01/37	785
383	ARM, 5.417%, 12/01/36	405
5,161	ARM, 5.433%, 11/01/37	5,478
1,136	ARM, 5.472%, 07/01/36	1,195
2,963	ARM, 5.541%, 08/01/36	3,124
257	ARM, 5.584%, 06/01/36	275
171	ARM, 5.678%, 07/01/37	182
9,809	ARM, 5.696%, 01/01/23	10,526
1,761	ARM, 5.705%, 03/01/47	1,891
989	ARM, 5.716%, 10/01/36	1,046
1,503	ARM, 5.720%, 04/01/37	1,589
3,564	ARM, 5.722%, 12/01/37	3,792
109	ARM, 5.758%, 08/01/37	116
3,105	ARM, 5.773%, 11/01/37	3,305
3,740	ARM, 5.785%, 11/01/37	3,976
1,939	ARM, 5.842%, 04/01/37	2,067
881	ARM, 5.882%, 07/01/37	940
903	ARM, 5.892%, 12/01/36	958
724	ARM, 5.893%, 08/01/36	764
3,559	ARM, 5.898%, 04/01/38	3,790
2,583	ARM, 5.915%, 08/01/36	2,729
119	ARM, 5.940%, 08/01/36	128
4,400	ARM, 5.969%, 03/01/37	4,671
2,484	ARM, 6.047%, 08/01/36	2,626
852	ARM, 6.068%, 12/01/36	903
4,526	ARM, 6.110%, 07/01/37	4,833
4,620	ARM, 6.174%, 08/01/37	4,928
7,119	ARM, 6.192%, 12/01/36	7,559
930	ARM, 6.212%, 10/01/36	984
854	ARM, 6.216%, 05/01/36	897
3,741	ARM, 6.334%, 02/01/37	3,989
5,312	ARM, 6.562%, 01/01/37	5,757
	Federal National Mortgage Association, 15 Year, Single Family,
8,208	4.000%, 07/01/18 - 01/01/19	8,646
13,221	4.500%, 05/01/18 - 05/01/19	14,083
22,233	5.000%, 12/01/13 - 07/01/20	23,855
62,515	5.500%, 01/01/18 - 09/01/24	68,030
92,388	6.000%, 05/01/11 - 07/01/24	101,055
4,715	6.500%, 02/01/12 - 01/01/23	5,162
1,620	7.000%, 12/01/10 - 01/01/18	1,761
68	7.500%, 02/01/11 - 05/01/15	75
869	8.000%, 11/01/15 - 10/01/16	949
2	8.500%, 11/01/11	2
	Federal National Mortgage Association, 20 Year, Single Family,
5,446	5.500%, 05/01/27	5,885
5,550	6.000%, 03/01/18 - 04/01/24	6,123
8,181	6.500%, 01/01/14 - 03/01/25	9,072
2,648	7.000%, 12/01/13 - 08/01/21	3,007
33	7.500%, 11/01/13 - 06/01/16	35
67	8.000%, 07/01/14 - 11/01/15	77
	Federal National Mortgage Association, 30 Year, FHA/VA,
368	5.500%, 08/01/34	398
64	6.000%, 07/01/17	70
1	8.000%, 02/01/23	1
28	8.500%, 03/01/27	33
	Federal National Mortgage Association, 30 Year, Single Family,
40,687	6.000%, 04/01/35 - 01/01/38	44,618
78,896	6.500%, 03/01/26 - 10/01/38	87,830
25,241	7.000%, 04/01/37 - 08/01/37	28,655
224	8.000%, 06/01/13 - 12/01/30	258
13	8.500%, 09/01/21	14
154	9.000%, 02/01/31	183
55	9.500%, 07/01/28	65
14	10.000%, 02/01/24	16
	Federal National Mortgage Association, Other,
1,931	4.000%, 07/01/13 - 07/01/17	2,001
3,416	4.500%, 11/01/13 - 12/01/19	3,589
3,320	5.000%, 01/01/14 - 05/01/14	3,421
4,335	5.500%, 06/01/16 - 09/01/17	4,592
3,124	6.000%, 09/01/17	3,345
	Government National Mortgage Association II,
149	2.625%, 08/20/16 - 09/20/22	153
133	3.125%, 12/20/17 - 11/20/25	137
175	3.375%, 01/20/16 - 01/20/28	180
12	3.500%, 10/20/17 - 12/20/17	13
29	4.000%, 11/20/15 - 08/20/18	30
9	Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 11/20/14	10
	Government National Mortgage Association II, 30 Year, Single Family,
36,146	7.000%, 08/20/38 - 09/20/38	40,541
26	7.500%, 09/20/28	30
54	8.000%, 09/20/26 - 12/20/27	64
74	8.500%, 03/20/25 - 04/20/25	88
	Government National Mortgage Association, 15 Year, Single Family,
13	6.000%, 04/15/14	14
7,436	6.500%, 10/15/23	8,221
	Government National Mortgage Association, 30 Year, Single Family,
21	8.500%, 04/15/25	25
11	9.000%, 09/15/24 - 10/15/26	13
508	9.500%, 07/15/20 - 12/15/25	597
36	12.000%, 11/15/19	40

	Total Mortgage Pass-Through Securities (Cost $865,296)	885,611

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Government Agency Securities — 22.8%
	Federal Farm Credit Bank,
26,150	1.875%, 12/07/12	26,809
4,000	2.200%, 04/08/13	4,138
12,400	2.250%, 02/17/12	12,648
8,120	2.250%, 04/24/12	8,313
38,025	2.350%, 09/23/13 (c)	39,608
25,000	2.500%, 03/26/13	26,030
10,000	2.600%, 03/04/13	10,428
8,000	2.625%, 04/17/14	8,421
2,769	2.700%, 08/19/13	2,908
1,480	3.000%, 02/12/14	1,566
5,000	3.000%, 09/22/14	5,327
10,000	3.875%, 08/25/11	10,256
16,493	3.875%, 01/10/13	17,607
1,123	5.050%, 02/01/11	1,132
2,000	5.100%, 09/18/12	2,162
1,390	5.250%, 08/21/13	1,555
5,000	5.450%, 12/11/13	5,676
	Federal Home Loan Banks,
18,000	0.800%, 05/06/11	18,057
17,000	1.000%, 12/28/11	17,095
119,600	1.125%, 03/09/12	120,542
42,000	1.125%, 05/18/12	42,367
4,800	1.375%, 06/08/12	4,861
34,125	1.625%, 06/14/13	34,866
30,785	1.750%, 12/14/12	31,450
85,000	1.875%, 06/21/13	87,408
10,000	2.000%, 09/14/12	10,251
2,000	2.250%, 03/05/12	2,044
25,865	2.375%, 03/14/14	26,970
7,000	2.625%, 05/20/11	7,080
74,350	2.625%, 09/13/13	78,037
18,800	3.000%, 06/24/13	19,864
10,000	3.050%, 06/28/13	10,541
2,980	3.125%, 03/08/13	3,143
119,105	3.125%, 12/13/13	126,819
2,500	3.375%, 06/24/11	2,541
16,200	3.500%, 03/08/13	17,223
4,000	3.560%, 02/11/13	4,024
18,825	3.875%, 03/08/13	20,173
2,080	4.000%, 02/15/11	2,096
15,895	4.250%, 06/14/13	17,286
1,675	4.375%, 09/09/11	1,726
10,000	4.500%, 09/14/12	10,682
6,000	4.875%, 11/18/11	6,253
5,000	4.875%, 12/14/12	5,421
10,000	4.875%, 11/27/13	11,183
44,470	4.875%, 12/13/13	49,728
2,125	5.000%, 03/09/12	2,246
24,980	5.000%, 03/14/14	28,168
20,025	5.250%, 09/13/13	22,462
17,575	5.375%, 06/14/13	19,609
29,755	5.375%, 06/13/14	34,157
6,550	7.000%, 08/15/14	7,937
	Federal Home Loan Mortgage Corp.,
25,000	1.000%, 08/28/12	25,185
25,000	1.375%, 01/09/13	25,378
20,000	1.750%, 06/15/12	20,371
39,000	1.750%, 09/10/15	39,156
58,000	2.125%, 03/23/12	59,209
10,000	2.125%, 09/21/12	10,276
15,000	2.500%, 01/07/14	15,731
25,100	2.500%, 04/23/14	26,364
26,830	2.875%, 02/09/15	28,484
11,038	4.000%, 06/12/13	11,930
25,000	4.125%, 12/21/12	26,762
55,000	4.125%, 09/27/13	60,053
15,000	4.500%, 01/15/13	16,213
25,000	4.500%, 01/15/14	27,760
15,960	4.500%, 04/02/14	17,716
37,500	4.750%, 03/05/12	39,500
11,400	4.875%, 11/15/13	12,747
48,300	5.000%, 01/30/14	54,334
40,505	5.000%, 07/15/14	46,210
25,000	5.125%, 07/15/12	26,831
6,500	5.250%, 07/18/11	6,703
2,000	5.500%, 09/15/11	2,080
30,000	5.500%, 08/20/12	32,527
17,000	5.750%, 01/15/12	17,985
	Federal National Mortgage Association,
5,700	07/05/14	5,374
5,000	0.875%, 01/12/12	5,020
40,000	1.000%, 04/04/12	40,269
15,000	1.000%, 09/23/13	15,056
18,035	1.550%, 10/27/15	17,802
30,000	1.750%, 02/22/13	30,722
10,800	1.875%, 04/20/12	11,005
15,000	2.375%, 07/28/15	15,561
9,500	3.625%, 02/12/13	10,116
3,245	4.000%, 03/27/13	3,490
11,310	4.000%, 04/15/13	12,179
6,135	4.050%, 04/18/13	6,615
5,000	4.125%, 04/29/13	5,404
7,839	4.125%, 07/11/13	8,506
25,000	4.375%, 09/15/12	26,694
12,000	4.375%, 03/15/13	12,997
107,600	4.375%, 07/17/13	117,351
25,000	4.625%, 10/15/13	27,655
75,750	4.750%, 11/19/12	81,895
77,997	4.750%, 02/21/13	84,917
35,750	4.875%, 05/18/12	38,024
7,000	5.000%, 10/15/11	7,279
10,000	5.000%, 04/15/15	11,529
10,050	6.000%, 05/15/11	10,315
6,000	6.260%, 11/26/12	6,659

	Total U.S. Government Agency Securities (Cost $2,304,728)	2,350,833

U.S. Treasury Obligations — 29.6%
10,000	U.S. Treasury Inflation Indexed Notes, 2.375%, 04/15/11	11,102
	U.S. Treasury Notes,
55,000	0.375%, 08/31/12	54,951
40,000	0.375%, 10/31/12	39,939
10,000	0.500%, 11/30/12	10,008

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
35,000	0.500%, 11/15/13	34,792
30,000	0.625%, 06/30/12	30,104
163,000	0.625%, 07/31/12 (m)	163,561
68,000	0.750%, 11/30/11	68,292
73,000	0.750%, 05/31/12	73,402
20,000	0.750%, 08/15/13	20,069
76,000	0.750%, 09/15/13	76,208
30,000	0.875%, 05/31/11	30,097
80,000	0.875%, 01/31/12	80,497
152,000	0.875%, 02/29/12	153,009
150,200	1.000%, 08/31/11	151,016
50,000	1.000%, 09/30/11	50,297
178,450	1.000%, 10/31/11 (m)	179,586
110,000	1.000%, 12/31/11	110,786
80,000	1.000%, 03/31/12	80,694
40,000	1.000%, 04/30/12	40,359
35,000	1.000%, 07/15/13	35,372
121,000	1.125%, 01/15/12 (m)	122,063
20,600	1.125%, 12/15/12	20,864
170,600	1.125%, 06/15/13 (m)	172,946
20,000	1.250%, 08/31/15	19,886
100,000	1.250%, 09/30/15	99,289
142,580	1.375%, 02/15/12 (m)	144,362
68,300	1.375%, 05/15/12	69,290
136,565	1.375%, 09/15/12	138,832
85,000	1.375%, 10/15/12 (m)	86,464
104,680	1.375%, 11/15/12	106,516
10,000	1.375%, 01/15/13	10,184
10,000	1.375%, 02/15/13	10,187
72,000	1.375%, 03/15/13	73,367
25,000	1.375%, 05/15/13	25,492
93,480	1.750%, 11/15/11	94,758
78,210	1.750%, 08/15/12	79,973
60,000	1.750%, 01/31/14	61,823
35,000	1.750%, 07/31/15	35,637
10,000	1.875%, 06/15/12	10,228
5,750	1.875%, 04/30/14	5,945
20,000	1.875%, 06/30/15	20,502
10,000	2.250%, 01/31/15	10,445
10,000	2.375%, 10/31/14	10,505
4,300	3.125%, 08/31/13	4,593
5,000	4.000%, 02/15/15	5,582
30,000	4.875%, 07/31/11	30,921
93,000	5.125%, 06/30/11 (m)	95,637

	Total U.S. Treasury Obligations (Cost $3,037,698)	3,060,432

SHARES
Short-Term Investment — 1.8%
Investment Company — 1.8%
190,442	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (Cost $190,442)	190,442

PRINCIPAL AMOUNT ($)
Investments of Cash Collateral for Securities on Loan — 0.0%
Asset-Backed Security — 0.0% (g)
190	GSAA Trust, Series 2006-3, Class A1, VAR, 03/25/36	144

SHARES
Investment Company — 0.0% (g)
2,902	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l)	2,902

	Total Investments of Cash Collateral for Securities on Loan (Cost $3,092)	3,046

	Total Investments —99.3% (Cost $10,093,468)	10,258,882

	Other Assets in Excess of Liabilities — 0.7%	68,855

	NET ASSETS — 100.0%	$10,327,737

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2010.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2010. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2010.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.

(~)	Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees,with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(h)	Amount rounds to less than one thousand (shares or dollars).

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$187,904
Aggregate gross unrealized depreciation	(22,490)

Net unrealized appreciation/depreciation	$165,414

Federal income tax cost of investments	$10,093,468

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$193,344	$10,065,538	$—	$10,258,882

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

#	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash and a money market mutual fund held as an investment of cash collateral for securities on loan. Please refer to the SOIs for industry specifics of the portfolio holdings.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Collateralized Mortgage Obligations — 0.1%
	Agency CMO — 0.1%
1,099	Federal National Mortgage Association REMICS, Series 2002-36, Class FS, VAR, 0.753%, 06/25/32	1,111
179	Government National Mortgage Association, Series 2000-38, Class F, VAR, 0.653%, 12/20/30	179

	Total Collateralized Mortgage Obligations (Cost $1,279)	1,290

Municipal Bonds — 97.5%
	Alabama — 0.6%
	Other Revenue — 0.6%
2,440	Auburn University, Rev., 5.000%, 06/01/15	2,788
5,000	Mobile Industrial Development Board, Alabama Power Co., Barry Plant, Rev., VAR, 1.000%, 08/16/11	5,002

	Total Alabama	7,790

	Alaska — 0.1%
	Other Revenue — 0.1%
1,000	Alaska Industrial Development & Export Authority, Revolving Fund, Series A, Rev., 5.000%, 04/01/12	1,053

	Arizona — 0.8%
	Certificate of Participation/Lease — 0.3%
3,625	Salt River Project Agricultural Improvement & Power District, COP, NATL-RE, 5.000%, 12/01/18	3,926

	Hospital — 0.3%
5,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 1.300%, 02/02/15	4,548

	Transportation — 0.2%
2,000	Arizona State Transportation Board, Maricopa County Regional Area Roads, Rev., 5.000%, 07/01/11	2,054

	Total Arizona	10,528

	California — 1.3%
	Certificate of Participation/Lease — 0.2%
2,000	Santa Clara County Financing Authority, Multiple Facilities Projects, Series N, Rev., COP, 4.000%, 05/15/11	2,032

	Hospital — 0.3%
1,000	California Health Facilities Financing Authority, Stanford Hospital, Series A- 3, Rev., VAR, 3.450%, 06/15/11	1,017
3,000	California Statewide Communities Development Authority, Kaiser Permanente, Series E, Rev., VAR, 4.000%, 05/02/11	3,042

		4,059

	Other Revenue — 0.2%
3,860	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-1, Rev., 4.500%, 06/01/27	3,241

	Prerefunded — 0.6%
5,250	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-4, Rev., 7.800%, 06/01/13 (p)	6,116
1,635	State of California, Economic Recovery, Series A, GO, NATL-RE, 5.250%, 07/01/13 (p)	1,823

		7,939

	Total California	17,271

	Colorado — 1.7%
	General Obligation — 0.2%
2,435	Jefferson County School District R- 001, GO, 5.000%, 12/15/15	2,828

	Housing — 0.0% (g)
100	El Paso County, Single Family Mortgage, Series A, Rev., 6.200%, 11/01/24	101

	Prerefunded — 0.4%
2,165	Douglas County School District No Re-1 Douglas & Elbert Counties, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	2,552
2,295	El Paso County School District No. 20 Academy, GO, NATL-RE, FGIC, 5.250%, 12/15/12 (p)	2,508

		5,060

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Transportation — 0.9%
10,000	Colorado Department of Transportation, Series B, Rev., NATL- RE, 5.500%, 06/15/14	11,493

	Utility — 0.2%
2,000	City of Colorado Springs, Utilities Systems, Sub Lien, Series A, Rev., 5.000%, 11/15/11	2,086

	Total Colorado	21,568

	Connecticut — 2.5%
	Education — 0.2%
2,395	Connecticut State Higher Education Supplement Loan Authority, Family Education Loan Program, Series A, Rev., NATL-RE, 4.375%, 11/15/13	2,551

	General Obligation — 2.3%
	State of Connecticut,
5,000	GO, 5.000%, 03/15/12	5,282
5,000	Series E, GO, AGM, 5.500%, 11/15/12	5,466
	State of Connecticut, Economic Recovery,
10,100	Series A, GO, 5.000%, 01/01/13	10,965
5,500	Series A, GO, 5.000%, 01/01/16	6,398
	Town of Glastonbury,
1,320	GO, 5.000%, 05/15/13	1,456
1,000	GO, 5.000%, 05/15/14	1,134

		30,701

	Total Connecticut	33,252

	Delaware — 1.2%
	General Obligation — 0.6%
6,790	State of Delaware, Series A, GO, 5.000%, 07/01/17	8,104

	Transportation — 0.6%
7,500	Delaware Transportation Authority, Motor Fuel Tax Revenue, Series B, Rev., AMBAC, 5.250%, 07/01/12	8,055

	Total Delaware	16,159

	District of Columbia — 0.1%
	Water & Sewer — 0.1%
1,725	District of Columbia Water & Sewer Authority, Sub Lien, Series A, Rev., AGC, 5.000%, 10/01/13	1,909

	Florida — 5.7%
	Education — 0.5%
6,250	Miami-Dade County Educational Facilities Authority, University of Miami, Series B, Rev., 5.000%, 04/01/12	6,552

	Industrial Development Revenue/Pollution
	Control Revenue — 0.3%
4,000	City of Jacksonville, Series C-1, Rev., 5.000%, 10/01/15	4,539

	Other Revenue — 1.5%
2,000	Broward County, Main Court House Project, Series A, Rev., 5.000%, 10/01/15	2,263
5,000	Citizens Property Insurance Corp., High Risk Account, Series A, Rev., NATL-RE, 5.000%, 03/01/12	5,201
10,000	Florida Hurricane Catastrophe Fund Finance Corp., Series A, Rev., 5.000%, 07/01/11	10,196
1,785	Miami-Dade County, Capital Asset Acquisition, Series A, Rev., AMBAC, 5.000%, 04/01/14	1,934

		19,594

	Prerefunded — 2.0%
5,120	Broward County, Series A, GO, 5.250%, 01/01/11 (p)	5,193
2,195	Collier County School Board, COP, AGM, 5.375%, 02/15/12 (p)	2,323
9,440	Hillsborough County School Board, Rev., AMBAC, 5.375%, 10/01/11 (p)	9,833
3,000	Orange County, Tourist Development, Senior Lien, Rev., AMBAC, 5.500%, 04/01/12 (p)	3,198
4,875	Palm Beach County School Board, Series B, COP, VAR, FGIC, 5.000%, 08/01/11 (p)	5,008

		25,555

	Water & Sewer — 1.4%
	Miami-Dade County, Water & Sewer Systems,
1,645	Series B, Rev., AGM, 5.000%, 10/01/13	1,819
5,000	Series B, Rev., AGM, 5.000%, 10/01/14	5,651
	Tampa Bay Water Utility System, Water Supply Authority,
5,000	Rev., NATL-RE, FGIC, 5.000%, 10/01/13	5,556
5,000	Rev., NATL-RE, FGIC, 5.250%, 10/01/15	5,837

		18,863

	Total Florida	75,103

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Georgia — 5.9%
	General Obligation — 3.5%
5,000	Bartow County School District, Series A, GO, 5.000%, 10/01/14	5,680
2,000	Carroll County, Sales Tax, GO, AGC, 5.000%, 07/01/11	2,054
5,365	DeKalb County, Special Transportation Parks & Greenspace, GO, 5.000%, 12/01/15	6,294
2,160	Floyd County, Sales Tax, GO, 5.000%, 04/01/12	2,286
	State of Georgia,
5,000	Series G, GO, 4.000%, 11/01/12	5,325
7,415	Series G, GO, 5.000%, 10/01/12	8,013
2,780	Series I, GO, 5.000%, 07/01/16	3,288
10,000	Series I, GO, 5.000%, 07/01/18	11,938

		44,878

	Hospital — 0.4%
5,000	Grady Memorial Hospital Corp., Fulton-DeKalb, Rev., AGM, 5.250%, 01/01/14	5,574

	Other Revenue — 0.7%
	Camden County Public Service Authority, St. Mary’s Project,
1,230	Rev., 5.000%, 12/01/15	1,426
1,685	Rev., 5.000%, 12/01/16	1,974
5,000	Georgia State Road & Tollway Authority, Federal Highway, Series A, Rev., GAN, 5.000%, 06/01/16	5,792

		9,192

	Prerefunded — 0.7%
8,850	State of Georgia, Series B, GO, 5.000%, 05/01/12 (p)	9,410

	Special Tax — 0.6%
6,870	Georgia State Road & Tollway Authority, Rev., 5.250%, 10/01/12	7,451

	Total Georgia	76,505

	Hawaii — 0.6%
	General Obligation — 0.4%
5,000	City & County of Honolulu, Series A, GO, NATL-RE, 5.000%, 07/01/13	5,532

	Prerefunded — 0.2%
2,750	State of Hawaii, Series CZ, GO, AGM, 5.000%, 07/01/12 (p)	2,942

	Total Hawaii	8,474

	Idaho — 1.0%
	Short Term Note — 0.5%
5,925	State of Idaho, TAN, Rev., 2.000%, 06/30/11	5,982

	Transportation — 0.5%
6,045	Idaho Housing & Finance Association, Federal Highway, Series A, Rev., AGC, 5.250%, 07/15/14	6,777

	Total Idaho	12,759

	Illinois — 3.9%
	Education — 0.4%
5,000	Illinois Finance Authority, Educational Facilities, University of Chicago, Series B-1, Rev., VAR, 1.125%, 02/14/13	4,992

	General Obligation — 0.4%
5,000	Kane Cook & DuPage Counties School District No. U-46 Elgin, GO, 4.000%, 01/01/14	5,371

	Hospital — 0.7%
	Illinois Finance Authority, Advocate Health Care,
2,500	Series A-3, Rev., VAR, 3.875%, 05/01/12	2,550
5,275	Series C, Rev., VAR, 0.400%, 03/25/11	5,276
1,010	Sub Series C3B, Rev., VAR, 4.375%, 07/01/14	1,067

		8,893

	Industrial Development Revenue/Pollution
	Control Revenue — 0.2%
2,075	City of Chicago, Pilsen Redevelopment, Tax Allocation, Series A, AMBAC, 4.350%, 06/01/13	2,046

	Other Revenue — 0.1%
1,790	Illinois Educational Facilities Authority, Medical Term-Field Museum, Rev., VAR, 4.450%, 11/01/14	1,896

	Prerefunded — 1.9%
5,000	Chicago Board of Education, Series C, GO, AGM, 5.000%, 12/01/11 (p)	5,233
5,000	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement, GO, 5.500%, 12/01/12 (p)	5,316
6,775	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/14 (p)	7,588

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded — Continued
1,000	Lake County Forest Preservation District, Land Acquisition and Development, GO, 5.000%, 12/15/10 (p)	1,002
3,735	State of Illinois, First Series, GO, NATL-RE, FGIC, 5.375%, 11/01/11 (p)	3,908
2,000	Will & Kendall Counties Community Consolidated School District 202, School Building, Series A, GO, FGIC, 5.000%, 07/01/13 (p)	2,215

		25,262

	Transportation — 0.2%
2,845	Chicago Transit Authority, Capital Grant, Federal Transit Administration, Section 5309, Rev., AGC, 5.000%, 06/01/14	3,094

	Total Illinois	51,554

	Indiana — 2.1%
	Education — 0.3%
2,375	Indiana University, Student Fee, Series T-1, Rev., 5.000%, 08/01/14	2,702
1,000	Purdue University, Student Fee, Series X, Rev., 5.000%, 07/01/11	1,027

		3,729

	General Obligation — 0.1%
1,000	Indianapolis-Marion County Public Library, GO, 5.000%, 01/01/16	1,154

	Hospital — 0.1%
1,750	Indiana Health Facility Financing Authority, Ascension Health, Series A3, Rev., VAR, 5.000%, 07/01/11	1,796

	Other Revenue — 0.2%
1,900	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	2,154

	Prerefunded — 1.4%
4,775	Carmel School Building Corp., First Mortgage, Rev., NATL-RE, 5.000%, 07/15/13 (p)	5,299
2,100	Indiana Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	2,393
9,000	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	10,257

		17,949

	Total Indiana	26,782

	Iowa — 0.2%
	Other Revenue — 0.2%
2,000	Iowa Higher Education Loan Authority, Private College Facility, Rev., 4.000%, 12/01/13	2,181

	Kansas — 0.3%
	General Obligation — 0.2%
2,400	City of Olathe, Series 211, GO, 5.000%, 10/01/12	2,591

	Other Revenue — 0.1%
1,000	Kansas Development Finance Authority, Kansas State Projects, Series E-1, Rev., 5.000%, 11/01/14	1,137

	Total Kansas	3,728

	Kentucky — 2.0%
	Certificate of Participation/Lease — 0.4%
5,000	Kentucky State Property & Buildings Commission, Project 82, Rev., COP, AGM, 5.250%, 10/01/14	5,690

	Other Revenue — 0.3%
3,820	Kentucky State Property & Buildings Commission, Project 95, Series A, Rev., 5.000%, 08/01/13	4,181

	Prerefunded — 0.7%
5,310	Kentucky State Property & Buildings Commission, Project 85, Rev., AGM, 5.000%, 08/01/15 (p)	6,204
2,585	Kentucky State Property & Buildings Commission, Refunding Project 72, Rev., NATL-RE, 5.375%, 10/01/11 (p)	2,694

		8,898

	Transportation — 0.6%
	Kenton County Airport Board,
1,000	Rev., AMT, NATL-RE, 5.000%, 03/01/12	1,041
5,830	Rev., AMT, XLCA, 5.000%, 03/01/12	6,067

		7,108

	Total Kentucky	25,877

	Louisiana — 2.2%
	Certificate of Participation/Lease — 0.4%
5,000	City of Baton Rouge / Parish of East Baton Rouge, Public Improvement, Series ST, Rev., COP, NATL-RE, 5.000%, 02/01/13 (p)	5,509

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Hospital — 0.1%
510	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series B, Rev., 5.000%, 05/15/11	517

	Other Revenue — 0.6%
7,605	State of Louisiana, Gas & Fuel Tax Revenue, Second Lien, Series A, Rev., VAR, 1.050%, 06/01/13	7,612

	Prerefunded — 1.1%
3,010	City of Baton Rouge / Parish of East Baton Rouge, Public Improvement, Series ST, Rev., AMBAC, 5.125%, 02/01/14 (p)	3,425
10,000	Ernest N Morial-New Orleans Exhibit Hall Authority, Special Tax, Series A, AMBAC, 5.250%, 07/15/13 (p)	11,113

		14,538

	Resource Recovery — 0.0% (g)
310	Parish of St. Mary, Solid Waste, Rev., 5.400%, 03/01/11	312

	Total Louisiana	28,488

	Maine — 0.6%
	General Obligation — 0.2%
2,675	State of Maine, Series C, GO, 4.000%, 06/01/13	2,883

	Other Revenue — 0.4%
5,215	University of Maine, Rev., AGM, 5.375%, 03/01/12	5,528

	Total Maine	8,411

	Maryland — 7.3%
	General Obligation — 6.6%
	Anne Arundel County, General Improvement,
2,475	GO, 4.000%, 04/01/12	2,589
7,610	GO, 5.000%, 04/01/14	8,600
2,100	Maryland State Transportation Authority, GO, 5.250%, 03/01/16	2,490
10,850	Montgomery County, Public Improvement, Series A, GO, 5.000%, 08/01/18	12,987
	Prince George’s County, Public Improvement,
1,500	GO, 5.500%, 10/01/13	1,697
3,000	Series A, GO, 5.000%, 07/15/13	3,329
5,270	Series A, GO, 5.000%, 09/15/18	6,314
	State of Maryland, State and Local Facilities,
11,275	Series A, GO, 5.000%, 11/01/14	12,954
5,000	Series B, GO, 5.000%, 08/01/17	5,976
19,750	Series C, GO, 5.000%, 11/01/18	23,685
5,000	State of Maryland, State and Local Facilities Capital Improvement, Series A, GO, 5.500%, 03/01/11	5,066

		85,687

	Other Revenue — 0.4%
5,000	Maryland State Department of Transportation County Transportation, Rev., 5.000%, 03/01/16	5,851

	Special Tax — 0.3%
3,190	Maryland State Department of Transportation County Transportation, Rev., 5.000%, 11/01/12	3,456

	Total Maryland	94,994

	Massachusetts — 5.0%
	Education — 1.9%
	Massachusetts School Building Authority,
6,890	Series A, Rev., 4.000%, 05/15/13	7,387
8,385	Series A, Rev., 4.000%, 05/15/14	9,137
7,250	Series A, Rev., 5.000%, 05/15/15	8,303

		24,827

	General Obligation — 1.0%
5,000	Commonwealth of Massachusetts, Series D, GO, NATL-RE, 5.500%, 11/01/13	5,653
6,500	Commonwealth of Massachusetts, Consolidated Loan, Series C, GO, 5.000%, 12/01/15	7,548

		13,201

	Industrial Development Revenue/Pollution
	Control Revenue — 0.1%
1,500	Massachusetts Water Pollution Abatement, State Revolving Fund, Series 14, Rev., 5.000%, 08/01/13	1,666

	Prerefunded — 1.4%
	Commonwealth of Massachusetts,
2,000	Series A, GO, AMBAC, 6.500%, 11/01/14 (p)	2,413
5,500	Series B, GO, 5.000%, 08/01/14 (p)	6,242
5,000	Series D, GO, 5.250%, 10/01/13 (p)	5,600
3,515	University of Massachusetts Building Authority, Commonwealth Guaranteed, Series 4-A, Rev., NATL- RE, 5.250%, 11/01/14 (p)	4,072

		18,327

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Special Tax — 0.3%
3,000	Massachusetts Bay Transportation Authority, Series B, Rev., 5.250%, 07/01/14	3,431

	Transportation — 0.3%
4,305	Commonwealth of Massachusetts, Series A, Rev., GAN, 5.750%, 12/15/10	4,315

	Total Massachusetts	65,767

	Michigan — 1.9%
	General Obligation — 0.3%
1,470	Kentwood Public Schools, GO, 5.000%, 05/01/12	1,550
1,645	Southfield Public Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/15	1,836

		3,386

	Prerefunded — 0.8%
5,000	City of Detroit, Senior Lien, Series A, Rev., FGIC, 5.125%, 07/01/11 (p)	5,141
4,420	Delta County Economic Development Corp., Mead Westvaco-Escanaba, Series A, Rev., 6.250%, 04/15/12 (p)	4,762
1,070	Van Buren Charter Township Local Development Finance Authority, Tax Increment, GO, FGIC, 5.250%, 04/01/13 (p)	1,180

		11,083

	Transportation — 0.2%
2,825	Wayne County Airport Authority, Rev., NATL-RE, FGIC, 5.000%, 12/01/14	3,060

	Water & Sewer — 0.6%
10,885	City of Detroit, Sewer Disposal, Series D, Rev., VAR, AGM, 0.794%, 07/01/32	7,727

	Total Michigan	25,256

	Minnesota — 3.1%
	General Obligation — 1.9%
	State of Minnesota,
6,565	GO, 5.000%, 08/01/13	7,287
5,000	GO, 5.000%, 10/01/13	5,581
5,555	GO, 5.000%, 10/01/15	6,488
5,000	State of Minnesota, Various Purpose, Series A, GO, 5.000%, 08/01/15	5,819

		25,175

	Hospital — 0.2%
2,000	St. Paul Housing & Redevelopment Authority, Series A, Rev., NATL-RE, 5.000%, 11/15/14	2,186

	Prerefunded — 1.0%
5,000	Minnesota Public Facilities Authority, Series A, Rev., 5.000%, 03/01/12 (p)	5,280
7,305	State of Minnesota, GO, 5.250%, 11/01/12 (p)	7,950

		13,230

	Total Minnesota	40,591

	Mississippi — 0.2%
	Certificate of Participation/Lease — 0.2%
1,060	Mississippi Development Bank Special Obligation, Marshall County Correctional Facility, Series C, Rev., COP, 5.000%, 08/01/11 (p)	1,093
1,045	Mississippi Development Bank Special Obligation, Wilkinson County Correctional Center, Series D, Rev., COP, 5.000%, 08/01/11 (p)	1,077

	Total Mississippi	2,170

	Missouri — 0.9%
	General Obligation — 0.5%
5,000	Kansas City, Streetlight Project, Series A, GO, NATL-RE, 5.000%, 02/01/13	5,454
665	Riverview Gardens School District, Capital Appreciation, GO, AGM, Zero Coupon, 04/01/11	664

		6,118

	Transportation — 0.4%
	City of St. Louis, Lambert-St. Louis International Airport,
4,000	Series A-2, Rev., 4.000%, 07/01/11	4,043
1,000	Series A-2, Rev., 4.250%, 07/01/12	1,010

		5,053

	Total Missouri	11,171

	Montana — 0.1%
	General Obligation — 0.1%
1,775	State of Montana, Long Range Building Program, Series A, GO, 3.000%, 08/01/12	1,845

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Nebraska — 0.1%
	Utility — 0.1%
1,160	Nebraska Public Power District, Series B, Rev., 5.000%, 01/01/12	1,211

	Nevada — 0.6%
	Prerefunded — 0.6%
7,185	Truckee Meadows Water Authority, Series A, Rev., AGM, 5.250%, 07/01/11 (p)	7,394

	New Hampshire — 0.4%
	Other Revenue — 0.4%
4,530	New Hampshire Municipal Bond Bank, Series A, Rev., 5.000%, 08/15/15	5,260

	New Jersey — 3.5%
	Education — 1.7%
	New Jersey EDA, School Facilities Construction,
2,475	Series J3, Rev., VAR, AGM, 5.000%, 09/01/14	2,741
4,500	Series J4, Rev., VAR, AGM, 5.000%, 09/01/14	4,983
5,095	Series L, Rev., AGM, 5.250%, 03/01/15	5,782
5,845	New Jersey Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/14	6,698
1,475	New Jersey State Educational Facilities Authority, Stevens Institute of Technology, Series A, Rev., 5.000%, 07/01/13	1,569

		21,773

	General Obligation — 1.1%
410	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, GO, NATL-RE, 5.250%, 12/15/13 (p)	464
9,605	New Jersey Transportation Trust Fund Authority, Unrefunded Balance, Transportation System, GO, NATL- RE, 5.250%, 12/15/13	10,667
3,000	State of New Jersey, Various Purpose, GO, AMBAC, 5.000%, 04/01/14 (p)	3,390

		14,521

	Other Revenue — 0.2%
2,250	New Jersey EDA, PSE&G Project, Rev., AMT, VAR, 1.200%, 12/01/11	2,249

	Prerefunded — 0.4%
4,675	Garden State Preservation Trust, Series A, Rev., AGM, 5.250%, 11/01/13 (p)	5,268

	Transportation — 0.1%
1,445	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., NATL-RE, 5.500%, 12/15/15	1,653

	Total New Jersey	45,464

	New Mexico — 1.7%
	General Obligation — 0.2%
2,000	New Mexico Finance Authority, Senior Lien, Series A, GO, NATL-RE, 5.250%, 06/15/14 (p)	2,288

	Other Revenue — 1.5%
	City of Santa Fe, Gross Receipts,
4,520	Series A, Rev., 5.000%, 06/01/14 (w)	5,078
3,000	Series A, Rev., 5.000%, 06/01/15 (w)	3,427
	New Mexico Finance Authority, Sub Lien,
5,000	Series A-2, Rev., 5.000%, 12/15/13	5,595
5,000	Series A-2, Rev., 5.000%, 12/15/14	5,707

		19,807

	Total New Mexico	22,095

	New York — 5.6%
	Education — 0.6%
2,060	Erie County Industrial Development Agency, School District Buffalo Project, Series A, Rev., AGM, 5.000%, 05/01/12	2,171
	New York State Dormitory Authority,
3,000	Series B, Rev., VAR, 5.250%, 05/15/12	3,159
2,500	Series B, Rev., VAR, CIFG, 6.000%, 05/15/12	2,658

		7,988

	General Obligation — 0.3%
1,000	New York City, Series F, GO, 5.500%, 12/15/12	1,093
2,740	Suffolk County, Public Improvement, Series B, GO, 4.500%, 11/01/11	2,841

		3,934

	Hospital — 0.1%
1,055	New York State Dormitory Authority, Health Facilities, Series 1, Rev., 5.000%, 01/15/14	1,159

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — 2.6%
1,050	Erie County Industrial Development Agency (The),
	Series A, Rev., 5.000%, 05/01/14	1,160
6,250	New York City Transitional Finance Authority, New York City Recovery, Sub Series 3B-1, Rev., 5.000%, 11/01/15	7,235
10,865	New York State Dormitory Authority, General Purpose,
	Series E, Rev., 5.000%, 02/15/13	11,820
4,000	New York State Thruway Authority, Local Highway & Bridge, Rev., 5.000%, 04/01/15	4,535
3,500	New York State Thruway Authority, Second Generation Highway & Bridge Trust Fund,
	Series B, Rev., 5.000%, 04/01/11	3,554
5,000	Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/11	5,108

		33,412

	Special Tax — 0.3%
3,500	New York City Transitional Finance Authority, Sub Series 3B-1, Rev., 5.000%, 11/01/12	3,786

	Transportation — 1.1%
2,000	Metropolitan Transportation Authority,
	Series A, Rev., NATL-RE, FGIC, 5.250%, 11/15/11	2,085
11,575	Triborough Bridge & Tunnel Authority,
	Series A-1, Rev., VAR, 4.000%, 11/15/12	12,289

		14,374

	Utility — 0.2%
3,000	Long Island Power Authority, Series B, Rev., 5.250%, 12/01/12	3,240

	Water & Sewer — 0.4%
4,315	New York City Municipal Water Finance Authority, Series BB, Rev., 5.000%, 06/15/13	4,749

	Total New York	72,642

	North Carolina — 4.5%
	General Obligation — 3.5%
1,445	City of Charlotte, Series C, GO, 5.000%, 06/01/12	1,541
3,155	Durham County, Series A, GO, 5.000%, 11/01/17	3,760
6,175	Guilford County, Series C, GO, 4.000%, 02/01/13	6,605
5,000	Mecklenburg County, Public Improvement,
	Series C, GO, 5.000%, 02/01/13	5,461
2,215	New Hanover County, GO, 5.000%, 12/01/12	2,408
10,000	State of North Carolina, Series A, GO, 5.000%, 03/01/15	11,546
	Wake County,
10,000	GO, 5.000%, 02/01/16	11,751
2,035	Series C, GO, 5.000%, 03/01/14	2,295

		45,367

	Utility — 0.7%
4,550	North Carolina Eastern Municipal Power Agency,
	Series A, Rev., AGC, 5.000%, 01/01/13	4,888
3,930	North Carolina Municipal Power Agency, No. 1 - Catawba,
	Series A, Rev., 5.250%, 01/01/13	4,244

		9,132

	Water & Sewer — 0.3%
3,160	City of Raleigh,
	Series A, Rev., 5.000%, 03/01/15	3,635

	Total North Carolina	58,134

	Ohio — 3.4%
	Education — 0.3%
3,000	Ohio State University,
	Series A, Rev., 5.000%, 12/01/12	3,256

	General Obligation — 1.4%
5,080	State of Ohio, Common Schools,
	Series C, GO, 5.000%, 09/15/13	5,649
5,000	State of Ohio, Higher Education,
	Series C, GO, 5.000%, 08/01/15	5,774
5,800	State of Ohio, Infrastructure Improvement,
	Series C, GO, 5.000%, 09/01/15	6,700

		18,123

	Housing — 0.0% (g)
350	Columbus Regional Airport Authority, Joseph Knight Towers Project,
	Series A, Rev., GNMA COLL, 4.300%, 02/20/14	363

	Other Revenue — 1.3%
3,100	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo,
	Series A-2, Rev., 5.125%, 06/01/24	2,548
5,000	Ohio State Building Authority, Series C, Rev., 5.000%, 10/01/14	5,660

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
4,995	Ohio State Water Development Authority, Drinking Water Assistance, Series B, Rev., 5.000%, 12/01/13	5,596
3,205	University of Cincinnati, Series F, Rev., 5.000%, 06/01/15	3,580

		17,384

	Prerefunded — 0.3%
4,325	Milford Exempt Village School District, School Improvement, GO, AGM, 5.125%, 12/01/11 (p)	4,532

	Utility — 0.1%
1,000	American Municipal Power-Ohio, Inc., Series A, Rev., 5.000%, 02/01/11	1,007

	Total Ohio	44,665

	Oregon — 0.7%
	Certificate of Participation/Lease — 0.7%
	Oregon State Department of Administrative Services,
2,850	Series A, COP, 5.000%, 05/01/15	3,234
6,030	Series D, COP, 5.000%, 11/01/12	6,498

	Total Oregon	9,732

	Pennsylvania — 6.5%
	Education — 0.2%
	Pennsylvania State Higher Educational Facilities Authority, LaSalle University,
1,000	Series A, Rev., 4.125%, 05/01/13	1,044
1,875	Series A, Rev., 5.000%, 05/01/11	1,900

		2,944

	General Obligation — 1.0%
5,000	Commonwealth of Pennsylvania, First Series, GO, NATL-RE, 5.250%, 02/01/12	5,276
	Philadelphia School District,
4,335	Series C, GO, 5.000%, 09/01/11	4,457
3,020	Series C, GO, 5.000%, 09/01/12	3,200

		12,933

	Other Revenue — 0.6%
2,775	Lancaster County Solid Waste Management Authority, Rev., NATL- RE, 5.000%, 12/15/14	3,025
3,000	Pennsylvania Economic Development Financing Authority, Waste Management Project, Rev., VAR, 2.625%, 12/03/12	3,019
1,940	Southeastern Pennsylvania Transportation Authority, Rev., 5.000%, 03/01/17	2,204

		8,248

	Prerefunded — 3.9%
3,060	City of Scranton, Series C, GO, 7.100%, 09/01/11 (p)	3,212
	Commonwealth of Pennsylvania, First Series,
3,500	GO, NATL-RE, 5.000%, 01/01/13 (p)	3,808
6,025	GO, NATL-RE, 5.000%, 02/01/14 (p)	6,773
5,485	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 09/15/11 (p)	5,744
	Philadelphia Authority for Industrial Development,
7,455	Series B, Rev., AGM, 5.500%, 10/01/11 (p)	7,852
	Philadelphia School District,
2,005	Series A, GO, AGM, 5.500%, 02/01/12 (p)	2,117
2,350	Series D, GO, FGIC, 5.125%, 06/01/14 (p)	2,663
5,000	State Public School Building Authority, Rev., FGIC, 5.000%, 11/15/14 (p)	5,744
12,020	State Public School Building Authority, Philadelphia School District Project, Rev., AGM, 5.000%, 06/01/13 (p)	13,277

		51,190

	Special Tax — 0.2%
2,500	Pennsylvania Intergovernmental Cooperation Authority, Special Tax, 5.000%, 06/15/12	2,662

	Transportation — 0.6%
5,000	Pennsylvania Turnpike Commission, Series C, Rev., VAR, 0.820%, 12/01/11	5,004
2,450	Philadelphia Parking Authority, Airport, Rev., 5.000%, 09/01/11	2,519

		7,523

	Total Pennsylvania	85,500

	Puerto Rico — 0.5%
	Prerefunded — 0.5%
2,820	Puerto Rico Highway & Transportation Authority, Series G, Rev., 5.000%, 07/01/13 (p)	3,120

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded — Continued
3,000	Puerto Rico Public Finance Corp., Commonwealth Appropriations, Series A, Rev., NATL-RE, 5.375%, 08/01/11 (p)	3,098

	Total Puerto Rico	6,218

	South Carolina — 2.5%
	General Obligation — 0.4%
5,000	State of South Carolina, Series A, GO, 5.000%, 11/01/15	5,850

	Other Revenue — 0.4%
4,665	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 06/01/18	4,674

	Prerefunded — 0.5%
6,000	South Carolina Transportation Infrastructure Bank, Junior Lien, Series B, Rev., AMBAC, 5.250%, 10/01/11 (p)	6,247

	Utility — 1.2%
6,000	South Carolina State Public Service Authority, Series D, Rev., AGM, 5.250%, 01/01/12	6,307
8,535	South Carolina State Public Service Authority, Santee Cooper, Series E, Rev., 5.000%, 01/01/15	9,733

		16,040

	Total South Carolina	32,811

	Tennessee — 1.8%
	Education — 0.2%
2,550	Metropolitan Government Nashville &
	Davidson County Health & Educational Facilities Board, Vanderbilt University, Series A, Rev., 5.000%, 10/01/13	2,842

	General Obligation — 0.9%
4,000	Metropolitan Government of Nashville & Davidson County, Series D, GO, 5.000%, 07/01/16	4,694
6,325	Shelby County, Public Improvement & Schools, Series A, GO, 5.000%, 04/01/13	6,943

		11,637

	Other Revenue — 0.5%
3,200	Metropolitan Nashville Airport Authority, Series B, Rev., AGM, 4.000%, 07/01/13	3,410
2,750	Sevier County Public Building Authority, Local Government Public Improvement, Series V-K-1, Rev., AGC, 5.000%, 03/01/11	2,781

		6,191

	Prerefunded — 0.2%
2,195	Tennessee State School Bond Authority, Higher Educational Facilities, Series A, Rev., AGM, 5.000%, 05/01/12 (p)	2,332

	Total Tennessee	23,002

	Texas — 5.9%
	Education — 0.5%
1,110	Austin Community College District, Round Rock Campus, Educational Facilities Project, Rev., 5.250%, 08/01/13	1,225
2,385	Houston Community College System, Junior Lien, Unrefunded Balance, Series A, Rev., NATL-RE, 5.375%, 04/15/12	2,422
	San Leanna Educational Facilities Corp., Higher Education, Saint Edwards University Project,
285	Rev., 4.500%, 06/01/11	288
685	Rev., 4.500%, 06/01/12	708
	University of North Texas, Financing System,
1,250	Series A, Rev., 5.000%, 04/15/15	1,425
1,000	Series A, Rev., 5.000%, 04/15/16	1,154

		7,222

	General Obligation — 1.2%
1,205	Austin Independent School District, Capital Appreciation, GO, NATL-RE, FGIC, Zero Coupon, 08/01/11	1,199
1,000	City of Denton, GO, 5.000%, 02/15/11	1,009
2,000	Nueces County, GO, 5.000%, 02/15/16	2,308
	State of Texas, Public Financing Authority,
2,390	GO, 5.000%, 10/01/11	2,483
2,515	Series A, GO, 5.000%, 10/01/14	2,872
1,000	State of Texas, Water Financial Assistance, Series E, GO, 4.000%, 08/01/14	1,102
	Township of Woodlands, Sales & Refunding,
2,080	GO, AGM, 5.000%, 03/01/15	2,338
2,180	GO, AGM, 5.000%, 03/01/16	2,474

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued

		15,785

	Hospital — 0.1%
1,500	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series A, Rev., 5.000%, 02/15/13	1,601

	Other Revenue — 0.5%
2,395	Harris County, Toll Road, Senior Lien, Series D, Rev., 5.000%, 08/15/15	2,760
1,000	Lower Colorado River Authority, Rev., 5.000%, 05/15/11	1,020
2,200	Texas State University Systems, Financing System, Rev., 5.000%, 03/15/15	2,522

		6,302

	Prerefunded — 2.3%
5,130	City of Austin, GO, 5.125%, 09/01/11 (p)	5,317
2,615	City of Frisco, Certificates Obligation, Series A, GO, FGIC, 5.250%, 02/15/11 (p)	2,642
3,125	City of Houston, Water & Sewer Systems, Junior Lien, Series B, Rev., FGIC, 5.250%, 12/01/10 (p)	3,125
5,000	Harris County Flood Control District, Series A, GO, 5.250%, 10/01/14 (p)	5,750
2,205	Houston Community College System, Junior Lien, Series A, Rev., NATL- RE, 5.375%, 04/15/11 (p)	2,247
	University of Texas,
4,425	Series B, Rev., 4.750%, 07/01/14 (p)	5,000
2,650	Series B, Rev., 5.000%, 07/01/15 (p)	3,085
2,335	Williamson County, GO, AGM, 5.500%, 02/15/11 (p)	2,360

		29,526

	Transportation — 0.4%
5,025	Harris County, Toll Road, Senior Lien, Series B-1, Rev., NATL-RE, FGIC, 5.000%, 08/15/14	5,695

	Utility — 0.9%
2,785	City of San Antonio, Electric & Gas Systems, Series A, Rev., 5.000%, 02/01/12	2,929
7,765	Lower Colorado River Authority, Rev., 5.000%, 05/15/14	8,611

		11,540

	Total Texas	77,671

	Utah — 0.2%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
2,000	State of Utah, Recapitalization, Series B, Rev., 5.000%, 07/01/15	2,316

	Virginia — 6.5%
	Certificate of Participation/Lease — 0.4%
5,100	Virginia Beach Development Authority, Sentara Health Systems, Series A, Rev., COP, 5.000%, 12/01/11	5,333

	Education — 0.5%
5,185	Virginia College Building Authority, 21st Century College Equipment, Series A, Rev., 5.000%, 02/01/14	5,819

	General Obligation — 1.5%
2,500	Arlington County, Series C, GO, 4.000%, 08/15/16	2,828
3,000	Fairfax County, Series A, GO, 5.000%, 10/01/13	3,351
	Fairfax County, Public Improvement,
5,280	Series A, GO, 5.000%, 04/01/11	5,364
7,275	Series A, GO, 5.250%, 04/01/14	8,283

		19,826

	Industrial Development Revenue/Pollution Control Revenue — 1.5%
5,090	Virginia Beach Development Authority, Series C, Rev., 5.000%, 08/01/18	5,990
12,245	Virginia Public Building Authority, Series A-1, Rev., 5.000%, 08/01/14	13,931

		19,921

	Other Revenue — 0.6%
5,585	Virginia Commonwealth Transportation Board, Capital Projects, Series A-1, Rev., 5.000%, 05/15/16	6,544
1,300	Wise County IDA, Virginia Electric & Power Co., Series A, Rev., VAR, 2.375%, 11/01/15	1,286

		7,830

	Prerefunded — 1.1%
11,040	Tobacco Settlement Financing Corp., Asset-Backed, Rev., 5.625%, 06/01/15 (p)	13,037
1,015	Virginia College Building Authority, 21st Century College Equipment, Series A, Rev., 5.000%, 02/01/13 (p)	1,106

		14,143

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Transportation — 0.8%
5,000	Virginia Commonwealth Transportation Board, Capital Projects, Series A-1, Rev., 5.000%, 05/15/15	5,775
4,500	Virginia Commonwealth Transportation Board, Federal Highway, Reimbursement Notes, Rev., 5.000%, 09/27/12	4,858

		10,633

	Water & Sewer — 0.1%
1,125	Virginia Resources Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/14	1,287

	Total Virginia	84,792

	Washington — 1.1%
	General Obligation — 0.7%
5,000	Pierce County School District No. 3 Puyallup, GO, AGM, 5.000%, 06/01/14	5,637
1,050	Port of Olympia, Limited Tax, Series B, GO, AMT, AGM, 5.000%, 12/01/10	1,050
1,890	State of Washington, Unrefunded Balance, Series 1998-B & AT-7, GO, 6.000%, 06/01/13	2,126

		8,813

	Utility — 0.4%
5,000	Energy Northwest, Columbia Generating, Series A, Rev., 5.000%, 07/01/15	5,775

	Total Washington	14,588

	Wisconsin — 0.7%
	General Obligation — 0.7%
7,710	City of Milwaukee, Promissory Notes, Series N1, GO, 5.000%, 02/01/18	9,076

	Total Municipal Bonds (Cost $1,258,468)	1,273,757

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 2.6%
	Investment Company — 2.6%
33,363	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $33,363)	33,363

	Total Investments — 100.2% (Cost $1,293,110)	1,308,410
	Liabilities in Excess of Other Assets — (0.2)%	(1,995)

	NET ASSETS — 100.0%	$1,306,415

Percentages indicated are based on net assets.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
CIFG	—	Insured by CDC IXIS Financial Guaranty
CMO	—	Collateralized Mortgage Obligation
COLL	—	Collateral
COP	—	Certificate of Participation
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
TAN	—	Tax Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	When-issued security.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,321
Aggregate gross unrealized depreciation	(4,021)

Net unrealized appreciation/depreciation	$15,300

Federal income tax cost of investments	$1,293,110

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$33,363	$1,275,047	$–	$1,308,410

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 97.7%

	Alaska — 2.3%

	Certificate of Participation/Lease — 0.5%
2,750	Boro of Matanuska-Susitna, Goose Creek Correctional Center, Rev., COP, AGC, 6.000%, 09/01/28	3,097

	Utility — 1.8%
	Alaska Energy Authority Power, Bradley Lake, Fourth Series,
3,485	Rev., AGM, 6.000%, 07/01/17 (m)	4,116
3,915	Rev., AGM, 6.000%, 07/01/19 (m)	4,616
2,500	Alaska Municipal Bond Bank Authority, Series 1, Rev., 5.750%, 09/01/33 (m)	2,619

		11,351

	Total Alaska	14,448

	Arizona — 3.4%

	Hospital — 0.9%
5,000	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.500%, 01/01/38	5,087

	Special Tax — 2.5%
15,000	Glendale Western Loop 101 Public Facilities Corp., Series A, Rev., 6.250%, 07/01/38	15,586

	Total Arizona	20,673

	California — 17.8%

	Certificate of Participation/Lease — 1.2%
2,750	California State Public Works Board, Department of Corrections, Series C, Rev., COP, 5.500%, 06/01/21	2,836
4,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., COP, NATL-RE, 6.250%, 07/01/24	4,818

		7,654

	Education — 2.3%
3,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	3,070
	California State University, Systemwide,
5,915	Series A, Rev., NATL-RE, FGIC, 5.000%, 11/01/35	5,890
2,850	Series C, Rev., NATL-RE, 5.000%, 11/01/23	2,973
2,060	University of California, Series G, Rev., NATL-RE, FGIC, 5.000%, 05/15/24	2,123

		14,056

	General Obligation — 4.5%
5,000	Los Angeles Unified School District, Series D, GO, 5.000%, 01/01/34	4,979
50	Pomona Unified School District, Series A, GO, NATL-RE, 6.100%, 02/01/20	58
6,765	Saugus Union School District, Capital Appreciation, GO, NATL-RE, FGIC, Zero Coupon, 08/01/22	3,531
3,000	State of California, GO, 5.250%, 02/01/18	3,194
5,500	State of California, Economic Recovery, Series A, GO, 5.000%, 07/01/17	5,597
4,980	State of California, Unrefunded Balance, GO, XLCA-ICR, 5.000%, 02/01/19	5,141
5,000	State of California, Various Purpose, GO, 6.500%, 04/01/33	5,517

		28,017

	Hospital — 2.2%
	California Health Facilities Financing Authority, Marshall Medical Center,
2,200	Series A, Rev., 5.000%, 11/01/24	2,154
2,000	Series A, Rev., 5.000%, 11/01/29	1,872
2,000	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.500%, 10/01/38	2,236
3,000	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.500%, 06/01/21	3,066
4,000	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home, Rev., 5.250%, 11/15/23	4,019

		13,347

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
350	Chico Public Financing Authority, Merged Redevelopment Project, Tax Allocation, NATL-RE, 5.000%, 04/01/19	354

	Other Revenue — 1.1%
325	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	380
	Orange County Development Agency, Santa Ana Heights Project Area, Tax Allocation,
1,265	AMBAC, 5.250%, 09/01/15	1,333
2,120	AMBAC, 5.250%, 09/01/17	2,198

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

	Other Revenue — Continued
2,555	San Bernardino Joint Powers Financing Authority, Tax Allocation, Series A, AGM, 5.750%, 10/01/25	2,771

		6,682

	Prerefunded — 0.5%
2,630	Los Angeles Harbor Department, Rev., 7.600%, 10/01/18 (p)	3,198
20	State of California, GO, XLCA-ICR, 5.000%, 02/01/12 (p)	21

		3,219

	Special Tax — 2.5%
1,805	Pomona Public Financing Authority, Merged Redevelopment, Unrefunded Balance, Series AH, Rev., AMBAC, 5.250%, 02/01/20	1,924
160	San Mateo County Transportation District, Series A, Rev., NATL-RE, 5.250%, 06/01/19	184
	South Orange County Public Financing Authority, Foothill Area, Special Tax,
4,740	Series A, NATL-RE, FGIC, 5.250%, 08/15/17	5,123
3,880	Series A, NATL-RE, FGIC, 5.250%, 08/15/19	4,112
4,550	Sweetwater Union High School District, Special Tax, Series A, AGM, 5.000%, 09/01/27	4,468

		15,811

	Utility — 0.7%
2,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	2,055
2,500	Los Angeles Department of Water & Power System, Sub Series A-1, Rev., 5.250%, 07/01/38	2,588

		4,643

	Water & Sewer — 2.7%
2,555	City of Oakland, Sewer System, Series A, Rev., AGM, 5.000%, 06/15/27	2,600
6,000	Metropolitan Water District of Southern California, Series A, Rev., 5.000%, 07/01/32	6,232
7,500	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 05/15/39	7,790

		16,622

	Total California	110,405

	Colorado — 2.9%

	Education — 0.3%
1,500	University of Colorado, Series A, Rev., 5.375%, 06/01/38	1,568

	General Obligation — 0.4%
2,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	2,358

	Prerefunded — 0.5%
3,550	Adams County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (m) (p)	3,153

	Transportation — 1.4%
3,395	Denver City & County, Airport, Series D, Rev., AMBAC-TCRS, 7.750%, 11/15/13	3,718
10,000	E-470 Public Highway Authority, Capital Appreciation, Series B, Rev., NATL-RE, Zero Coupon, 09/01/22	4,883

		8,601

	Utility — 0.3%
	Colorado Water Resources & Power Development Authority,
1,000	Series A, Rev., AGC, 5.125%, 12/01/30	1,031
1,000	Series A, Rev., AGC, 5.250%, 12/01/38	1,018

		2,049

	Total Colorado	17,729

	Delaware — 1.0%

	Prerefunded — 1.0%
5,000	Delaware State EDA, Osteopathic Hospital Association, Series A, Rev., 6.900%, 01/01/18 (p)	6,148

	District of Columbia — 0.8%

	General Obligation — 0.8%
3,965	District of Columbia, Series B, GO, NATL-RE, 6.000%, 06/01/19	4,761

	Florida — 2.7%

	General Obligation — 0.5%
2,415	Hillsborough County, Parks & Recreation Program, GO, NATL-RE, 5.250%, 07/01/25	2,828

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

	Hospital — 0.1%
680	Orange County, Health Facilities Authority, Unrefunded Balance, Series C, Rev., NATL-RE, 6.250%, 10/01/12	728

	Special Tax — 0.8%
5,000	Port of St. Lucie, Rev., AGC, 5.000%, 09/01/35	5,035

	Transportation — 0.6%
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., NATL-RE, FGIC, 6.000%, 10/01/18	3,823

	Utility — 0.7%
3,750	City of Lakeland, Electric & Water System, First Lien, Series B, Rev., AGM, 6.050%, 10/01/14	4,327

	Total Florida	16,741

	Georgia — 4.8%

	Hospital — 1.6%
10,000	Dalton Development Authority, Hamilton Health Care System, Rev., NATL-RE, 5.500%, 08/15/26 (k)	9,727

	Special Tax — 2.0%
10,485	Metropolitan Atlanta Rapid Transit Authority, Series P, Rev., AMBAC, 6.250%, 07/01/20	12,508

	Utility — 1.2%
	Municipal Electric Authority of Georgia,
4,500	Series BB, Rev., NATL-RE-IBC, 5.250%, 01/01/25	4,756
2,490	Series C, Rev., NATL-RE-IBC, 5.250%, 01/01/25	2,631

		7,387

	Total Georgia	29,622

	Illinois — 5.2%

	Education — 1.2%
2,510	Cook County Community High School District No. 219-Niles Township, Unrefunded Balance, GO, NATL-RE, FGIC, 8.000%, 12/01/15	3,237
3,930	Illinois Health Facilities Authority, Revolving Fund, Series A, Rev., VAR, 5.500%, 08/01/20	4,081

		7,318

	Prerefunded — 0.7%
1,750	Chicago Public Building, Commission Building, Series A, Rev., NATL-RE, 7.000%, 01/01/20 (p)	2,254
1,480	Cook County Community High School District No. 219-Niles Township, GO, FGIC, 8.000%, 12/01/15 (p)	1,942

		4,196

	Special Tax — 0.9%
4,725	State of Illinois, Series P, Rev., 6.500%, 06/15/22	5,572

	Transportation — 2.4%
	Regional Transportation Authority,
2,425	Rev., NATL-RE, 6.250%, 07/01/15	2,850
6,000	Rev., NATL-RE, 6.500%, 07/01/30	7,137
4,000	Series D, Rev., NATL-RE, FGIC, 7.750%, 06/01/19	5,093

		15,080

	Total Illinois	32,166

	Indiana — 3.0%

	Certificate of Participation/Lease — 0.3%
1,550	Beech Grove School Building Corp., First Mortgage, Rev., COP, NATL-RE, 6.250%, 07/05/16	1,743

	Prerefunded — 0.1%
295	Indiana Transportation Finance Authority, Highway, Series A, Rev., 7.250%, 06/01/15 (p)	304

	Transportation — 2.1%
8,750	Indiana Transportation Finance Authority, Highway, Series A, Rev., 6.800%, 12/01/16	9,888
2,750	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Airport Facility, Series A, Rev., 7.250%, 06/01/15	3,117

		13,005

	Utility — 0.5%
3,000	Indiana Municipal Power Agency Supply System, Series B, Rev., NATL- RE, 5.500%, 01/01/16	3,329

	Total Indiana	18,381

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

	Kansas — 0.5%

	General Obligation — 0.5%
3,050	Johnson County Unified School District 232, Series A, GO, AGM, 5.250%, 09/01/23	3,244

	Louisiana — 2.7%

	Special Tax — 2.2%
	St. Bernard Parish, Sales & Use Tax,
2,535	Rev., AGM, 5.000%, 03/01/16	2,797
2,445	Rev., AGM, 5.000%, 03/01/17	2,671
2,760	Rev., AGM, 5.000%, 03/01/18	2,984
1,505	Rev., AGM, 5.000%, 03/01/19	1,612
2,885	Rev., AGM, 5.000%, 03/01/20	3,064

		13,128

	Transportation — 0.5%
	State of Louisiana, Gas & Fuels Tax,
2,000	Series A, Rev., AMBAC, 5.375%, 06/01/18	2,113
1,040	Series A, Rev., AMBAC, 5.375%, 06/01/19	1,098

		3,211

	Total Louisiana	16,339

	Maine — 1.0%

	Transportation — 1.0%
	Maine Turnpike Authority,
2,995	Rev., 6.000%, 07/01/34	3,301
2,680	Rev., 6.000%, 07/01/38	2,945

	Total Maine	6,246

	Massachusetts — 0.6%

	Education — 0.6%
1,495	Massachusetts School Building Authority, Series A, Rev., AMBAC, 5.000%, 08/15/37	1,526
1,975	Massachusetts State College Building Authority, Series A, Rev., Commonwealth GTD, 7.500%, 05/01/14	2,224

	Total Massachusetts	3,750

	Minnesota — 0.1%

	Housing — 0.1%
480	Minnesota Housing Finance Agency, Rental Housing, Series D, Rev., NATL-RE, 5.900%, 08/01/15	482

	Mississippi — 1.4%

	Prerefunded — 1.4%
7,940	Mississippi Development Bank Special Obligation, Gulfport Water & Sewer Project, Rev., AGM, 6.000%, 07/01/12 (p)	8,780

	Missouri — 0.6%

	Certificate of Participation/Lease — 0.2%
1,505	Jackson County, Public Building Corp., Capital Improvements Project, Rev., COP, 5.000%, 12/01/28	1,521

	Education — 0.2%
1,000	University of Missouri, Curators University, Series B, Rev., 5.000%, 11/01/17	1,097

	Utility — 0.2%
1,105	City of Sikeston, Electric, Rev., NATL-RE, 6.000%, 06/01/16	1,210

	Total Missouri	3,828

	Montana — 1.2%

	Certificate of Participation/Lease — 0.2%
	City of Helena,
400	COP, 5.000%, 01/01/29	414
500	COP, 5.150%, 01/01/34	514

		928

	Education — 1.0%
890	Montana State Board of Regents, Higher Education, Series H, Rev., AMBAC, 5.000%, 11/15/18	966
	Montana State Board of Regents, Higher Education, Montana State University,
2,500	Series I, Rev., AMBAC, 5.000%, 11/15/19	2,698
1,210	Series I, Rev., AMBAC, 5.000%, 11/15/20	1,282
1,215	Series I, Rev., AMBAC, 5.000%, 11/15/21	1,272

		6,218

	Total Montana	7,146

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

	New Jersey — 3.9%

	General Obligation — 0.5%
2,500	State of New Jersey, GO, 5.250%, 08/01/20	2,919

	Housing — 0.8%
4,705	New Jersey Housing & Mortgage Finance Agency, Series AA, Rev., 6.375%, 10/01/28	5,039

	Other Revenue — 0.7%
3,700	Garden State Preservation Trust, Series A, Rev., AGM, 5.750%, 11/01/28	4,307

	Prerefunded — 1.1%
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
1,000	Series A, Rev., 5.750%, 06/15/15 (p)	1,200
5,000	Series C, Rev., NATL-RE, 5.250%, 06/15/15 (p)	5,867

		7,067

	Transportation — 0.8%
25,000	New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems, Series A, Rev., Zero Coupon, 12/15/36	4,946

	Total New Jersey	24,278

	New Mexico — 0.5%

	Utility — 0.5%
3,030	Los Alamos County, Utilities, Series A, Rev., AGM, 5.000%, 07/01/15	3,298

	New York — 16.4%

	Certificate of Participation/Lease — 0.7%
4,005	New York State Dormitory Authority, City University System, CONS, Series A, Rev., COP, AGM-CR, 5.750%, 07/01/13	4,213

	Education — 0.7%
	New York Municipal Bond Bank Agency,
1,900	Series C, Rev., 5.250%, 06/01/21	2,021
2,000	Series C, Rev., 5.250%, 12/01/21	2,125

		4,146

	General Obligation — 1.6%
9,255	New York City, Unrefunded Balance, GO, 6.000%, 01/15/18	10,091
10	Rome City School District, GO, NATL-RE, FGIC, 5.000%, 06/15/12	11

		10,102

	Housing — 1.0%
	Tobacco Settlement Financing Corp.,
3,000	Series B-1C, Rev., 5.500%, 06/01/20	3,223
3,000	Series B-1C, Rev., 5.500%, 06/01/21	3,209

		6,432

	Other Revenue — 5.1%
3,000	Metropolitan Transportation Authority, Series A, Rev., 5.125%, 01/01/24	3,085
	New York State Environmental Facilities Corp., Revolving Funds, Municipal Water Project,
9,345	Series D, Rev., 5.375%, 06/15/19	9,903
7,270	Series E, Rev., 5.375%, 06/15/17	7,726
7,135	Series E, Rev., 5.375%, 06/15/18	7,561
3,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A-1, Rev., 5.500%, 06/01/19	3,222

		31,497

	Transportation — 5.2%
26,000	Port Authority of New York & New Jersey, CONS, 93rd Series, Rev., 6.125%, 06/01/94	30,414
2,000	Triborough Bridge and Tunnel Authority, Series C, Rev., 5.000%, 11/15/33	2,055

		32,469

	Utility — 0.9%
4,895	Long Island Power Authority, Series A, Rev., 5.500%, 04/01/22	5,426

	Water & Sewer — 1.2%
2,000	New York City Municipal Water Finance Authority, Second Generation Resolution, Sewer, Series DD, Rev., 5.000%, 06/15/39	2,004
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	5,429

		7,433

	Total New York	101,718

	North Carolina — 0.0% (g)

	Housing — 0.0% (g)
25	North Carolina Housing Finance Agency, Single Family Mortgage, Series FF, Rev., AMT, FHA, 6.250%, 03/01/28	25

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

	North Dakota — 1.3%

	Hospital — 0.7%
4,325	City of Bismarck, Healthcare Facilities, St. Alexius Medical Center, Series A, Rev., AGM, 5.250%, 07/01/15	4,337

	Utility — 0.6%
3,580	Mercer County, Antelope Valley Station, Rev., AMBAC, 7.200%, 06/30/13	3,793

	Total North Dakota	8,130

	Ohio — 1.2%

	General Obligation — 0.3%
	Richland County, Correctional Facilities Improvement,
500	GO, AGC, 5.875%, 12/01/24	555
400	GO, AGC, 6.000%, 12/01/28	441
250	GO, AGC, 6.125%, 12/01/33	271
400	GO, AGC, 6.125%, 12/01/38	431

		1,698

	Industrial Development Revenue/Pollution Control Revenue — 0.9%
	RiverSouth Authority, Riverfront Area Redevelopment,
2,080	Series A, Rev., 5.250%, 12/01/19	2,277
1,255	Series A, Rev., 5.250%, 12/01/20	1,347
1,000	Series A, Rev., 5.250%, 12/01/21	1,061
1,025	Series A, Rev., 5.250%, 12/01/22	1,078

		5,763

	Prerefunded — 0.0% (g)
170	Toledo-Lucas County, Port Authority, Northwest Ohio Bond Fund, Series A, Rev., 6.000%, 05/15/11 (p)	171

	Total Ohio	7,632

	Oklahoma — 0.3%

	Water & Sewer — 0.3%
2,000	Oklahoma City Water Utilities Trust, Series A, Rev., 5.000%, 07/01/34	2,079

	Pennsylvania — 1.6%

	Education — 0.5%
	Pennsylvania State University,
1,700	Series A, Rev., 5.000%, 03/01/24	1,879
1,000	Series A, Rev., 5.000%, 03/01/26	1,090

		2,969

	Industrial Development Revenue/Pollution Control Revenue — 1.1%
6,500	Pennsylvania IDA, Economic Development, Rev., AMBAC, 5.500%, 07/01/18	6,818

	Total Pennsylvania	9,787

	Puerto Rico — 1.8%

	Utility — 1.8%
10,000	Puerto Rico Electric Power Authority, Series KK, Rev., NATL-RE, 5.500%, 07/01/15	11,315

	South Carolina — 5.1%

	General Obligation — 1.7%
9,515	Laurens County School District, No. 056, GO, AGC, SCSDE, 6.125%, 03/01/33	10,560

	Prerefunded — 2.5%
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.750%, 01/01/20 (p)	5,019
8,945	South Carolina Jobs & EDA, Palmetto Healthcare, Series C, Rev., 6.875%, 08/01/13 (p)	10,288

		15,307

	Utility — 0.9%
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	5,669

	Total South Carolina	31,536

	South Dakota — 1.1%

	Prerefunded — 0.6%
2,341	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	2,629
1,135	Heartland Consumers Power District, Electric, Rev., 7.000%, 01/01/16 (p)	1,323

		3,952

	Utility — 0.5%
2,500	Heartland Consumers Power District, Electric, Rev., AGM, 6.000%, 01/01/17	2,855

	Total South Dakota	6,807

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

	Texas — 8.9%

	General Obligation — 2.0%
445	City of Austin, Certificates of Obligation, GO, NATL-RE, 5.000%, 09/01/16	494
	City of Carrollton,
520	GO, 4.000%, 08/15/21	545
1,170	GO, 5.000%, 08/15/22	1,304
535	GO, 5.000%, 08/15/26	578
2,200	City of Forney, Independent School District, School Building, Series A, GO, PSF-GTD, 5.750%, 08/15/33	2,416
1,550	Clear Creek Independent School District, School Improvement, GO, 5.250%, 02/15/26	1,657
5,000	San Jacinto Community College District, GO, 5.000%, 02/15/39	5,091

		12,085

	Hospital — 0.6%
3,500	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/35	3,911

	Other Revenue — 1.9%
3,315	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., 5.000%, 11/01/42	3,237
5,000	Lower Colorado River Authority, Rev., 5.750%, 05/15/28	5,254
	Midtown Redevelopment Authority, Tax Allocation,
1,570	AMBAC, 5.000%, 01/01/21	1,640
1,650	AMBAC, 5.000%, 01/01/22	1,707

		11,838

	Prerefunded — 2.2%
3,915	City of Brownsville, Priority Refunding, Utilities, Rev., NATL-RE, 6.250%, 09/01/14 (p)	4,347
2,500	City of Houston, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,028
4,250	City of San Antonio, Electric & Gas, Rev., 5.000%, 02/01/17 (p)	4,675
1,500	Harris County Health Facilities Development Corp., Children Hospital Project, Rev., 5.500%, 10/01/19 (p)	1,763

		13,813

	Transportation — 0.5%
3,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., NATL-RE, FGIC, 5.500%, 11/01/20	3,055

	Utility — 0.9%
5,000	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/16	5,386

	Water & Sewer — 0.8%
4,435	Canyon Regional Water Authority, Wells Ranch Project, Rev., AMBAC, 5.125%, 08/01/25	4,616

	Total Texas	54,704

	Virginia — 0.6%

	General Obligation — 0.6%
	City of Lynchburg Public Improvement,
3,345	GO, 5.000%, 06/01/14 (p)	3,803

	Total Virginia	3,803

	Washington — 2.9%

	Education — 1.0%
5,430	Western Washington University, Housing & Dining, Junior Lien, Series A, Rev., AMBAC, 5.500%, 10/01/22	6,230

	Hospital — 1.0%
6,500	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.000%, 08/15/34	6,393

	Utility — 0.9%
5,000	Energy Northwest Electric, Project No. 1, Series A, Rev., NATL-RE, 5.500%, 07/01/16	5,335

	Total Washington	17,958

	Wisconsin — 0.1%

	Hospital — 0.1%
	Wisconsin Health & Educational Facilities Authority, Froedert & Community, Unrefunded Balance,
250	Rev., 5.625%, 10/01/12	261
90	Rev., 5.625%, 10/01/13	94
30	Rev., 5.625%, 10/01/14	31

		386

	Prerefunded — 0.0% (g)
330	Wisconsin Health & Educational Facilities Authority, Froedert & Community, Rev., 5.625%, 10/01/11 (p)	348

	Total Wisconsin	734

	Total Municipal Bonds (Cost $566,277)	604,693

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

SHARES
Short-Term Investment — 1.1%

	Investment Company — 1.1%
6,987	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $6,987)	6,987

	Total Investments — 98.8% (Cost $573,264)	611,680
	Other Assets in Excess of Liabilities — 1.2%	7,416

	NET ASSETS — 100.0%	$619,096

Percentages indicated are based on net assets.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 11/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(142)	30 Year U.S. Treasury Bond	12/21/10	$(18,278)	$714

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICR	—	Insured Custodial Receipts
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
TCRS	—	Transferable Custodial Receipts
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of November 30, 2010.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next demand date or final maturity date.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,602
Aggregate gross unrealized depreciation	(2,186)

Net unrealized appreciation/depreciation	$38,416

Federal income tax cost of investments	$573,264

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$6,987	$604,693	$—	$611,680

Appreciation in Other Financial Instruments
Futures Contracts	$714	$—	$—	$714

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

#	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of the portfolio holdings.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 21.7%
	Federal Farm Credit Bank,
20,000	3.625%, 07/15/11 (m)	20,409
24,000	3.875%, 06/04/12 (m)	25,207
9,745	4.000%, 05/21/13	10,519
25,000	4.350%, 09/02/14 (m)	27,903
500	6.270%, 01/26/16	610
	Federal Home Loan Bank System,
5,000	1.125%, 05/18/12	5,044
9,400	5.310%, 12/28/12	10,303
1,246	New Valley Generation I, 7.299%, 03/15/19	1,468
4,879	New Valley Generation II, 5.572%, 05/01/20	5,324

	Total U.S. Government Agency Securities (Cost $100,278)	106,787

U.S. Treasury Obligations — 76.7%
10,000	U.S. Treasury Inflation Indexed Note, 2.000%, 04/15/12	11,097
	U.S. Treasury Notes,
25,000	0.625%, 06/30/12	25,087
5,000	0.875%, 04/30/11	5,013
10,700	0.875%, 02/29/12	10,771
20,000	1.000%, 09/30/11	20,119
8,000	1.250%, 08/31/15	7,954
10,665	1.375%, 02/15/12	10,798
60,000	1.375%, 05/15/12	60,870
21,040	1.375%, 02/15/13	21,433
40,290	1.750%, 11/15/11	40,841
7,000	1.750%, 04/15/13	7,197
20,000	1.750%, 07/31/15	20,364
40,000	1.875%, 06/15/12	40,912
12,000	1.875%, 04/30/14	12,407
8,000	2.375%, 10/31/14	8,404
70,000	2.750%, 10/31/13	74,173

	Total U.S. Treasury Obligations (Cost $369,473)	377,440

SHARES
Short-Term Investment — 1.3%
Investment Company — 1.3%
6,506	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.000% (b) (l) (Cost $6,506)	6,506

	Total Investments — 99.7% (Cost $476,257)	490,733
	Other Assets in Excess of Liabilities — 0.3%	1,556

	NET ASSETS — 100.0%	$492,289

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,587
Aggregate gross unrealized depreciation	(111)

Net unrealized appreciation/depreciation	$14,476

Federal income tax cost of investments	$476,257

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

Treasury & Agency Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$6,506	$484,227	$–	$490,733

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

#	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investment (“SOI”). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 63.9%
	Federal Farm Credit Bank — 0.7%
450,000	VAR, 0.243%, 12/20/10	449,999
50,000	VAR, 0.273%, 10/12/12	49,990

		499,989

	Federal Home Loan Bank — 22.1%
390,000	0.200%, 04/21/11	389,936
660,000	0.200%, 04/29/11	659,938
374,000	0.210%, 03/30/11	373,949
349,000	0.240%, 02/01/11	348,980
50,000	0.260%, 01/13/11	49,998
112,500	0.260%, 01/14/11	112,496
414,000	0.260%, 01/21/11	413,986
230,000	0.260%, 01/25/11	229,988
257,000	0.260%, 11/18/11	256,916
50,000	0.320%, 12/09/11	49,977
234,200	0.330%, 04/25/11	234,273
217,195	0.340%, 05/03/11	217,271
440,000	0.420%, 02/01/11	440,139
419,000	0.530%, 06/28/11	419,705
220,000	3.250%, 03/11/11	221,823
820,000	DN, 0.171%, 01/07/11 (n)	819,856
650,000	DN, 0.172%, 01/05/11 (n)	649,891
544,000	DN, 0.175%, 01/12/11 (n)	543,889
420,000	DN, 0.180%, 12/08/10 (n)	419,985
220,000	DN, 0.180%, 01/26/11 (n)	219,939
812,585	DN, 0.182%, 01/21/11 (n)	812,376
420,000	DN, 0.185%, 12/15/10 (n)	419,970
566,500	DN, 0.185%, 12/17/10 (n)	566,453
293,334	DN, 0.200%, 12/27/10 (n)	293,292
250,000	DN, 0.200%, 02/16/11 (n)	249,893
507,998	DN, 0.200%, 02/23/11 (n)	507,761
218,000	DN, 0.210%, 02/02/11 (n)	217,920
110,500	DN, 0.210%, 05/25/11 (n)	110,387
778,000	DN, 0.211%, 12/22/10 (n)	777,904
273,650	DN, 0.225%, 05/11/11 (n)	273,375
95,000	DN, 0.225%, 05/13/11 (n)	94,903
283,000	DN, 0.230%, 05/27/11 (n)	282,680
305,000	DN, 0.250%, 12/03/10 (n)	304,996
195,000	VAR, 0.107%, 02/01/11	194,991
480,000	VAR, 0.137%, 01/30/12	479,855
449,500	VAR, 0.149%, 07/15/11	449,359
419,000	VAR, 0.158%, 07/26/11	418,890
405,000	VAR, 0.166%, 08/10/11	404,887
378,400	VAR, 0.184%, 12/01/10	378,400
253,500	VAR, 0.203%, 05/25/11	253,460
300,000	VAR, 0.217%, 02/01/12	299,884
200,000	VAR, 0.218%, 01/26/12	199,930
224,000	VAR, 0.259%, 10/13/11	224,207
1,205,000	VAR, 0.375%, 12/06/10	1,205,000

		16,493,708

	Federal Home Loan Mortgage Corp. — 23.2%
133,740	4.750%, 01/18/11	134,533
51,271	5.125%, 04/18/11	52,231
15,536	DN, 0.120%, 12/01/10 (n)	15,536
125,000	DN, 0.180%, 12/13/10 (n)	124,993
100,000	DN, 0.180%, 01/10/11 (n)	99,980
200,000	DN, 0.185%, 05/24/11 (n)	199,821
250,000	DN, 0.190%, 04/08/11 (n)	249,831
305,000	DN, 0.190%, 06/07/11 (n)	304,697
870,000	DN, 0.197%, 12/09/10 (n)	869,962
404,000	DN, 0.200%, 03/28/11 (n)	403,738
194,500	DN, 0.200%, 04/01/11 (n)	194,369
360,000	DN, 0.200%, 04/11/11 (n)	359,738
755,450	DN, 0.205%, 12/20/10 (n)	755,368
225,000	DN, 0.210%, 02/08/11 (n)	224,909
225,000	DN, 0.210%, 02/09/11 (n)	224,908
250,000	DN, 0.210%, 02/10/11 (n)	249,897
250,000	DN, 0.210%, 02/11/11 (n)	249,895
369,750	DN, 0.210%, 02/14/11 (n)	369,588
66,298	DN, 0.210%, 03/07/11 (n)	66,261
356,021	DN, 0.210%, 03/14/11 (n)	355,807
234,000	DN, 0.210%, 05/10/11 (n)	233,782
349,586	DN, 0.212%, 05/09/11 (n)	349,258
928,320	DN, 0.219%, 04/04/11 (n)	927,620
150,000	DN, 0.220%, 12/08/10 (n)	149,994
200,000	DN, 0.220%, 12/10/10 (n)	199,989
430,000	DN, 0.220%, 01/05/11 (n)	429,908
320,000	DN, 0.220%, 01/11/11 (n)	319,920
300,000	DN, 0.220%, 01/24/11 (n)	299,901
100,000	DN, 0.220%, 01/27/11 (n)	99,965
69,000	DN, 0.220%, 01/28/11 (n)	68,975
371,000	DN, 0.220%, 03/15/11 (n)	370,764
551,000	DN, 0.220%, 04/06/11 (n)	550,576
300,000	DN, 0.220%, 08/02/11 (n)	299,553
175,000	DN, 0.225%, 05/16/11 (n)	174,818
300,000	DN, 0.230%, 04/05/11 (n)	299,760
350,000	DN, 0.235%, 02/22/11 (n)	349,811
357,913	DN, 0.236%, 12/14/10 (n)	357,883
100,000	DN, 0.240%, 12/06/10 (n)	99,997
287,625	DN, 0.240%, 04/26/11 (n)	287,345
290,344	DN, 0.240%, 04/27/11 (n)	290,059
810,000	DN, 0.242%, 06/21/11 (n)	808,902
200,000	DN, 0.250%, 02/07/11 (n)	199,906
313,383	DN, 0.255%, 03/01/11 (n)	313,184
701,667	DN, 0.296%, 01/18/11 (n)	701,391
300,000	DN, 0.316%, 01/14/11 (n)	299,885
748,500	VAR, 0.200%, 01/25/12	747,719
690,320	VAR, 0.205%, 12/29/11	689,945
323,000	VAR, 0.213%, 12/14/11	322,866
150,000	VAR, 0.213%, 12/16/11	149,937
279,000	VAR, 0.224%, 04/03/12	278,848
250,000	VAR, 0.323%, 02/14/11	250,000
496,700	VAR, 0.340%, 04/07/11	496,665
475,000	VAR, 0.362%, 03/09/11	474,985

		17,400,173

	Federal National Mortgage Association — 17.9%
550,000	1.375%, 04/28/11	552,613
150,000	DN, 0.180%, 12/22/10 (n)	149,984
422,982	DN, 0.180%, 01/19/11 (n)	422,879
618,700	DN, 0.201%, 05/02/11 (n)	618,175

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — Continued
	Federal National Mortgage Association — Continued
392,930	DN, 0.208%, 05/16/11 (n)	392,554
250,000	DN, 0.210%, 02/16/11 (n)	249,888
450,000	DN, 0.210%, 05/17/11 (n)	449,561
362,500	DN, 0.214%, 05/18/11 (n)	362,139
161,000	DN, 0.215%, 05/04/11 (n)	160,852
136,254	DN, 0.220%, 03/16/11 (n)	136,166
120,000	DN, 0.220%, 03/23/11 (n)	119,918
798,500	DN, 0.239%, 03/01/11 (n)	798,024
217,250	DN, 0.240%, 12/13/10 (n)	217,232
231,500	DN, 0.240%, 12/14/10 (n)	231,480
100,000	DN, 0.240%, 12/15/10 (n)	99,991
346,000	DN, 0.240%, 03/28/11 (n)	345,730
581,685	DN, 0.245%, 01/12/11 (n)	581,519
490,000	DN, 0.250%, 01/03/11 (n)	489,888
808,587	DN, 0.250%, 01/24/11 (n)	808,284
100,000	DN, 0.250%, 02/02/11 (n)	99,956
100,000	DN, 0.250%, 03/21/11 (n)	99,923
895,000	DN, 0.252%, 01/26/11 (n)	894,650
277,000	DN, 0.260%, 01/05/11 (n)	276,930
1,292,000	DN, 0.261%, 04/11/11 (n)	1,290,774
100,000	DN, 0.270%, 02/01/11 (n)	99,954
625,000	DN, 0.280%, 03/02/11 (n)	624,558
300,000	DN, 0.301%, 01/18/11 (n)	299,880
552,000	DN, 0.325%, 07/11/11 (n)	550,896
250,000	DN, 0.492%, 04/01/11 (n)	249,588
484,000	VAR, 0.000%, 12/03/12	483,707
100,000	VAR, 0.166%, 05/13/11	99,976
331,000	VAR, 0.273%, 08/23/12	330,826
296,900	VAR, 0.283%, 10/18/12	296,787
533,000	VAR, 0.400%, 11/23/12	532,788

		13,418,070

	Total U.S. Government Agency Securities (Cost $47,811,940)	47,811,940

U.S. Treasury Obligations — 1.0%
	U.S. Treasury Notes — 1.0%
200,000	0.875%, 03/31/11	200,419
185,000	1.000%, 09/30/11	186,025
320,000	4.500%, 09/30/11	331,227
50,000	4.875%, 05/31/11	51,154

	Total U.S. Treasury Obligations (Cost $768,825)	768,825

Repurchase Agreements — 35.8%
412,066	Barclays Capital, Inc., 0.230%, dated 11/30/10, due 12/01/10, repurchase price $412,069, collateralized by U.S. Treasury Securities with a value of $420,307 (m)	412,066
7,000,000	Barclays Capital, Inc., 0.240%, dated 11/30/10, due 12/01/10, repurchase price $7,000,047, collateralized by U.S. Government Agency Securities with a value of $7,140,000	7,000,000
500,000	Barclays Capital, Inc., 0.240%, dated 11/30/10, due 12/01/10, repurchase price $500,003, collateralized by U.S. Government Agency Securities with a value of $510,000 (m)	500,000
987,000	Citibank N.A., 0.260%, dated 11/30/10, due 12/01/10, repurchase price $987,007, collateralized by U.S. Government Agency Securities with a value of $1,016,610	987,000
250,000	Credit Suisse First Boston USA, Inc., 0.230%, dated 11/30/10, due 12/01/10, repurchase price $250,002, collateralized by U.S. Government Agency Securities with a value of $255,002	250,000
500,000	Credit Suisse First Boston USA, Inc., 0.250%, dated 11/30/10, due 12/01/10, repurchase price $500,003, collateralized by U.S. Government Agency Securities with a value of $515,000	500,000
500,000	Deutsche Bank AG, 0.230%, dated 11/24/10, due 12/01/10, repurchase price $500,022, collateralized by U.S. Government Agency Securities with a value of $510,000	500,000
400,000	Deutsche Bank AG, 0.250%, dated 11/30/10, due 12/01/10, repurchase price $400,003, collateralized by U.S. Government Agency Securities with a value of $408,000	400,000
3,465,204	Deutsche Bank AG, 0.250%, dated 11/30/10, due 12/01/10, repurchase price $3,465,228, collateralized by U.S. Government Agency Securities with a value of $3,534,508	3,465,204
1,500,000	Goldman Sachs & Co., 0.240%, dated 11/24/10, due 12/01/10, repurchase price $1,500,070, collateralized by U.S. Government Agency Securities with a value of $1,530,000	1,500,000
2,600,000	Goldman Sachs & Co., 0.240%, dated 11/26/10, due 12/03/10, repurchase price $2,600,121, collateralized by U.S. Government Agency Securities with a value of $2,652,000	2,600,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — Continued
1,000,000	Goldman Sachs & Co., 0.250%, dated 11/30/10, due 12/01/10, repurchase price $1,000,007, collateralized by U.S. Government Agency Securities with a value of $1,020,000	1,000,000
1,500,000	Goldman Sachs & Co., 0.250%, dated 11/30/10, due 12/07/10, repurchase price $1,500,073, collateralized by U.S. Government Agency Securities with a value of $1,530,000	1,500,000
309,795	Merrill Lynch & Co., Inc., 0.250%, dated 11/30/10, due 12/01/10, repurchase price $309,797, collateralized by U.S. Government Agency Securities with a value of $315,991	309,795
1,100,000	RBS Securities, Inc., 0.240%, dated 11/24/10, due 12/01/10, repurchase price $1,100,051, collateralized by U.S. Government Agency Securities with a value of $1,128,428	1,100,000
1,000,000	RBS Securities, Inc., 0.260%, dated 10/08/10, due 01/10/11, repurchase price $1,000,679, collateralized by U.S. Government Agency Securities with a value of $1,030,002 (i)	1,000,000
475,000	RBS Securities, Inc., 0.260%, dated 11/04/10, due 02/02/11, repurchase price $475,309, collateralized by U.S. Government Agency Securities with a value of $489,253 (i)	475,000
1,762,000	RBS Securities, Inc., 0.260%, dated 11/30/10, due 12/01/10, repurchase price $1,762,013, collateralized by U.S. Government Agency Securities with a value of $1,795,703	1,762,000
1,486,000	UBS Warburg LLC, 0.250%, dated 11/30/10, due 12/01/10, repurchase price $1,486,010, collateralized by U.S. Government Agency Securities with a value of $1,515,720	1,486,000

	Total Repurchase Agreements (Cost $26,747,065)	26,747,065

	Total Investments — 100.7% (Cost $75,327,830) *	75,327,830

	Liabilities in Excess of Other Assets — (0.7)%	(533,829)

	NET ASSETS — 100.0%	$74,794,001

Percentages indicated are based on net assets.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

U.S. Government Money Market Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Repurchase Agreements	$—	$26,747,065	$—	$26,747,065
U.S. Government Agency
Securities	—	47,811,940	—	47,811,940
U.S. Treasury Obligations	—	768,825	—	768,825

Total Investments in Securities	$—	$75,327,830	$—	$75,327,830

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 35.7%
	U.S. Treasury Bills — 20.9% (n)
200,000	0.175%, 04/28/11	199,856
66,500	0.186%, 05/19/11	66,442
350,000	0.187%, 02/24/11	349,846
375,000	0.190%, 02/10/11	374,859
150,000	0.191%, 03/17/11	149,916
600,000	0.196%, 01/20/11	599,837
600,000	0.199%, 01/27/11	599,811
350,000	0.200%, 02/03/11	349,875
150,000	0.200%, 03/24/11	149,906
200,000	0.200%, 03/31/11	199,867
300,000	0.291%, 01/13/11	299,896

		3,340,111

	U.S. Treasury Notes — 14.8%
196,500	0.750%, 11/30/11	197,460
195,000	0.875%, 01/31/11	195,198
350,000	0.875%, 03/31/11	350,776
170,000	1.000%, 08/31/11	170,951
200,000	1.000%, 09/30/11	201,201
300,000	1.000%, 10/31/11	302,003
200,000	1.125%, 06/30/11	201,051
75,000	1.125%, 12/15/11	75,638
80,000	4.500%, 09/30/11	82,807
350,000	4.875%, 05/31/11	358,094
234,000	5.125%, 06/30/11	240,617

		2,375,796

	Total U.S. Treasury Obligations (Cost $5,715,907)	5,715,907

Repurchase Agreements — 64.3%
2,568,186	Barclays Capital, Inc., 0.230%, dated 11/30/10, due 12/01/10, repurchase price $2,568,202, collateralized by U.S. Treasury Securities with a value of $2,619,550 (m)	2,568,186
1,500,000	Credit Suisse First Boston USA, Inc., 0.240%, dated 11/30/10, due 12/01/10, repurchase price $1,500,010, collateralized by U.S. Treasury Securities with a value of $1,530,003	1,500,000
1,000,000	Deutsche Bank Securities, Inc., 0.220%, dated 11/30/10, due 12/01/10, repurchase price $1,000,006, collateralized by U.S. Treasury Securities with a value of $1,020,000	1,000,000
2,000,000	Deutsche Bank Securities, Inc., 0.240%, dated 11/30/10, due 12/01/10, repurchase price $2,000,013, collateralized by U.S. Treasury Securities with a value of $2,040,000	2,000,000
19,609	Merrill Lynch & Co., Inc., 0.230%, dated 11/30/10, due 12/01/10, repurchase price $19,609, collateralized by U.S. Treasury Securities with a value of $20,001	19,609
200,000	Merrill Lynch & Co., Inc., 0.240%, dated 11/30/10, due 12/01/10, repurchase price $200,001, collateralized by U.S. Treasury Securities with a value of $204,000	200,000
1,000,000	RBS Securities, Inc., 0.220%, dated 11/30/10, due 12/01/10, repurchase price $1,000,006, collateralized by U.S. Treasury Securities with a value of $1,275,001	1,000,000
2,000,000	UBS Warburg LLC, 0.230%, dated 11/30/10, due 12/01/10, repurchase price $2,000,013, collateralized by U.S. Treasury Securities with a value of $2,040,000	2,000,000

	Total Repurchase Agreements (Cost $10,287,795)	10,287,795

	Total Investments — 100.0% (Cost $16,003,702) *	16,003,702
	Other Assets in Excess of Liabilities — 0.0% (g)	5,781

	NET ASSETS — 100.0%	$16,009,483

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(g)	Amount rounds to less than 0.1%.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$—	$16,003,702	$—	$16,003,702

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/S/
Patricia A. Maleski
President and Principal Executive Officer
January 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/
Patricia A. Maleski
President and Principal Executive Officer
January 28, 2011

By:	/S/
Joy C. Dowd
Treasurer and Principal Financial Officer
January 28, 2011